       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2009.

                                                             FILE NOS. 002-86837
                                                                       811-03859

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 45                       [X]


                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                  Amendment No. 38                               [X]


                        (Check Appropriate Box or Boxes)

                                  ------------

                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000


                         AMERICAN HOME ASSURANCE COMPANY
                               (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
              (Address of Guarantor's Principal Offices) (Zip Code)

        Guarantor's Telephone Number, including Area Code: (212) 770-7000


                             MALLARY L. REZNIK, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
 (Name and Address of Agent for Service for Depositor, Registrant and Guarantor)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2009 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable Separate Account of AIG SunAmerica Life Assurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

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                            VARIABLE SEPARATE ACCOUNT

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The American Pathway II Variable
                                                Annuity; Other Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The American Pathway II Variable
                                                Annuity; Purchasing a American
                                                Pathway II Variable Annuity;
                                                Investment Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
15.  Cover Page..............................   Cover Page
16.  Table of Contents.......................   Table of Contents
17.  General Information and History.........   The American Pathway II Variable
                                                Annuity (P);
                                                Separate Account; General Account
                                                (P);
                                                Investment Options (P);
                                                Other Information (P)
18.  Services................................   Other Information (P)
19.  Purchase of Securities Being Offered....   Purchasing a American Pathway II
                                                Variable Annuity (P)
20.  Underwriters............................   Distribution of Contracts
21.  Calculation of Performance Data.........   Performance Data
22.  Annuity Payments........................   Annuity Income Options (P);
                                                Income Payments; Annuity Unit Values
23.  Financial Statements....................   Depositor: Other Information (P);
                                                Financial Statements; Registrant:
                                                Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2009
                      AMERICAN PATHWAY II VARIABLE ANNUITY
                            POLARIS VARIABLE ANNUITY
                           POLARIS II VARIABLE ANNUITY
                       POLARIS PROTECTOR VARIABLE ANNUITY
                       POLARIS CHOICE II VARIABLE ANNUITY

                          VARIABLE ANNUITY ACCOUNT ONE
                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2009
                            ICAP II VARIABLE ANNUITY

                          VARIABLE ANNUITY ACCOUNT FOUR
                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2009
                         ANCHOR ADVISOR VARIABLE ANNUITY

                     FIRST SUNAMERICA LIFE INSURANCE COMAPY

                          FS VARIABLE SEPARATE ACCOUNT
                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2009
                            POLARIS VARIABLE ANNUITY
                         POLARIS CHOICE VARIABLE ANNUITY

The following is added to the Separate Account section of the prospectus:

Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct.

The following replaces the first paragraph in the General Account section of the prospectus:

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts , including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

                Please keep the supplement with your prospectus.

Date: May 1, 2009

                               AMERICAN PATHWAY II

                                   PROSPECTUS


                                   MAY 1, 2009


        AN INDIVIDUAL DEFERRED VARIABLE BENEFIT AND FIXED BENEFIT ANNUITY
               FLEXIBLE PURCHASE PAYMENT-NONPARTICIPATING CONTRACT

                                    ISSUED BY

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                            VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios listed below and available Fixed Accounts. Each of the variable portfolios ("Variable Portfolios") are part of the American Funds Insurance Series ("AFIS").


- Growth                               - High-Income Bond
- International                        - U.S. Government/AAA-Rated Securities
- Growth-Income                        - Cash Management
- Asset Allocation



AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life") discontinued new sales of the contract as of the close of business on August 31, 1993. AIG SunAmerica Life will continue to accept subsequent payments on existing contracts and to issue the contract to new participants in existing qualified retirement plans using the contract as a funding vehicle.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2009. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS OF AMERICAN FUNDS INSURANCE SERIES. YOU SHOULD READ EACH PROSPECTUS CAREFULLY AND RETAIN BOTH FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS



ITEM                                                                            PAGE
----                                                                            ----
DEFINITIONS..................................................................      4
HIGHLIGHTS...................................................................      5
FEE TABLE....................................................................      6
     Maximum Owner Transaction Expenses......................................      6
     Contract Maintenance Fee................................................      6
     Separate Account Annual Expenses........................................      6
     Underlying Fund Expenses................................................      6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.........................................      7
VARIABLE PORTFOLIO OPTIONS...................................................      8
     American Funds Insurance Series.........................................      8
     Voting Rights...........................................................      8
     Substitution, Addition or Deletion of Variable Portfolios...............      8
     Fixed Accounts..........................................................      9
EXPENSES.....................................................................      9
     Separate Account Expenses...............................................     10
     Optional Enhanced Death Benefit Fee.....................................     10
     Withdrawal Charges......................................................     10
     Underlying Fund Expenses................................................     10
     Investment Management Fees..............................................     10
     12b-1 Fees..............................................................     11
     Contract Maintenance Fee................................................     11
     Transfer Fee............................................................     11
     Premium Tax.............................................................     11
     Income Taxes............................................................     11
     Reduction or Elimination of Fees, Expenses and Additional Amounts
       Credited..............................................................     11
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT.....................     11
     Payments We Make........................................................     11
     Payments We Receive.....................................................     12
DESCRIPTION OF THE CONTRACTS.................................................     13
     Summary.................................................................     13
     Ownership...............................................................     14
     Annuitant...............................................................     14
     Joint Ownership and Assignment of the Contract..........................     14
     Access to your Money....................................................     14
     Free Withdrawal Amount..................................................     15
     Systematic Withdrawal Program...........................................     15
     Minimum Contract Value..................................................     15
     Death Benefit...........................................................     15
     Extended Legacy Program and Beneficiary Continuation Options............     16
     Other Beneficiary Continuation Options..................................     17
     Optional Enhanced Death Benefit.........................................     17
PURCHASES, WITHDRAWALS AND CONTRACT VALUE....................................     17
     Purchase Payments.......................................................     17
     Non-Natural Ownership...................................................     18
     Maximum Issue Age.......................................................     18
     Termination for Fraud...................................................     18
     Allocation of Purchase Payments.........................................     18
     Accumulation Units......................................................     19
     Free Look...............................................................     19
     Exchange Offers.........................................................     19
     Transfers During the Accumulation Phase.................................     20
     Short-Term Trading Policies.............................................     20
     Underlying Funds' Short-Term Trading Policies...........................     22
     Transfers During the Income Phase.......................................     22
ANNUITY INCOME PHASE.........................................................     22
     Annuity Date............................................................     22
     Annuity Income Options..................................................     23
     Fixed and Variable Annuity Income Options...............................     23
     Fixed Income Only Options...............................................     23
     Other Annuity Income Options............................................     24

ITEM                                                                            PAGE
----                                                                            ----
     Transfers During the Income Phase.......................................     24
     Deferment of Payments...................................................     24
TAXES........................................................................     24
     Annuity Contracts in General............................................     24
     Aggregation of Contracts................................................     25
     Tax Treatment of Distributions -- Non-Qualified Contracts...............     25
     Tax Treatment of Distributions -- Qualified Contracts...................     25
     Required Minimum Distributions..........................................     27
     Tax Treatment of Death Benefits.........................................     28
     Contracts Owned by a Trust or Corporation...............................     28
     Gifts, Pledges and/or Assignments of a Non-Qualified Contract...........     28
     Diversification and Investor Control....................................     28
OTHER INFORMATION............................................................     29
     The Distributor.........................................................     29
     The Company.............................................................     29
     Ownership Structure of the Company......................................     29
     Operation of the Company................................................     30
     The Separate Account....................................................     30
     The General Account.....................................................     31
     Guarantee of Insurance Obligations......................................     31
FINANCIAL STATEMENTS.........................................................     31
     The Company, the Separate Account and the Guarantor.....................     32
     AIG Support Agreement...................................................     32
     Instructions to Obtain Financial Statements.............................     32
LEGAL PROCEEDINGS............................................................     33
REGISTRATION STATEMENTS......................................................     33
ADMINISTRATION...............................................................     33
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.....................     34
APPENDIX A -- CONDENSED FINANCIAL INFORMATION................................    A-1
APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
  FEATURES AND BENEFITS......................................................    B-1

------------------------------------------------------------------------

                                   DEFINITIONS

------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company or SunAmerica, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.




FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.



GOOD ORDER - Fully and accurately completed forms applicable to any given transaction or request received by us.





INCOME PHASE - The period beginning on the Annuity Date during which we make annuity income payments to you.



INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.



LATEST ANNUITY DATE - Your 80th birthday (85th birthday for policies issued 6/1/90 and after).



MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.



NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").



NYSE - New York Stock Exchange



OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.





PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.



TRUST - American Funds Insurance Series, an open-end management investment company.



UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.



VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

------------------------------------------------------------------------

                                   HIGHLIGHTS

------------------------------------------------------------------------

The AMERICAN PATHWAY II VARIABLE ANNUITY is a contract between you and AIG SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase payments may be invested in a variety of variable and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASES, WITHDRAWALS AND CONTRACT VALUE section in the prospectus.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $30 contract maintenance fee from your contract. We also deduct separate account charges, which equal 1.30% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for five complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLES and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also choose from six different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.




INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

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                                    FEE TABLE

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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES
MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(2)......5%


TRANSFER FEE


$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE.....................................................$30


SEPARATE ACCOUNT ANNUAL EXPENSES

(DEDUCTED FROM THE AVERAGE DAILY ENDING NET ASSET VALUE ALLOCATED TO THE VARIABLE PORTFOLIOS)

Mortality and Expense Risk Fees.......   1.15%
Distribution Expense Fee..............   0.15%
Optional Enhanced Death Benefit
  Fee(3)..............................   0.10%
                                         -----
  TOTAL SEPARATE ACCOUNT ANNUAL
     EXPENSES.........................   1.40%
                                         =====





UNDERLYING FUND EXPENSES (AS OF DECEMBER 31, 2008)



THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUST, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUST. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL UNDERLYING FUND EXPENSES                                  MINIMUM   MAXIMUM
-------------------------------------                                  -------   -------
(expenses that are deducted from Underlying Funds, including
  management fees, other expenses and 12b-1 fees, if applicable)....    0.46%     0.70%



FOOTNOTES TO THE FEE TABLE:


(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.


(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment)

YEARS:.........................................................    1      2      3      4      5      6
                                                                   5%     5%     5%     5%     5%     0%


(3) If you do not elect the Optional Enhanced Death Benefit feature, your total separate account annual expenses would be 1.30%.

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES

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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.40% (INCLUDING THE OPTIONAL ENHANCED DEATH BENEFIT FEATURE (0.10%)) AND INVESTMENT IN AN UNDERLYING FUND WITH MAXIMUM TOTAL EXPENSES OF 0.70%)

(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $718      $1,173     $1,654     $2,483


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:(3)

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $218       $673      $1,154     $2,483


MINIMUM EXPENSE EXAMPLES

(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.30%, NO ELECTION OF OPTIONAL FEATURE AND INVESTMENT IN AN UNDERLYING FUND WITH MINIMUM TOTAL EXPENSES OF 0.46%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $684      $1,069     $1,480     $2,127



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $184       $569       $980      $2,127



EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.


2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.


3. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

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                           VARIABLE PORTFOLIO OPTIONS

------------------------------------------------------------------------

The Variable Portfolios invest in shares of the American Funds Insurance Series (the "Trust") listed below. The Variable Portfolios are only available through the purchase of certain annuity contracts. All Variable Portfolios may not be available to you. Please check with your financial representative.

The Trust serves as the Underlying Fund for other variable annuity contracts issued by the Company, and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trust believes that offering shares of the Trust in this manner disadvantages you. The Trusts are monitored for potential conflicts.

The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the adviser's reputation and tenure, brand recognition, performance and the capability and qualification of the adviser. Another factor we may consider is whether the Underlying Fund or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.


During periods of short-term interest rates, and in part due to contract fees and expenses, the yield of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative yields, your investment in the Cash Management Variable Portfolio will lose value.


We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio.



AMERICAN FUNDS INSURANCE SERIES -- CLASS 3

Capital Research and Management Company is the investment adviser for the American Funds Insurance Series Class 3 shares ("AFIS"). AFIS contains investment portfolios in addition to those listed here, which are not available for investment under this contract.


- GROWTH                                            - HIGH-INCOME BOND
- INTERNATIONAL                                     - U.S. GOVERNMENT/AAA-RATED
- GROWTH-INCOME                                       SECURITIES
- ASSET ALLOCATION                                  - CASH MANAGEMENT




YOU SHOULD READ THE PROSPECTUS FOR THE TRUST CAREFULLY. THE PROSPECTUS CONTAINS DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING MORE DETAILED INFORMATION ABOUT EACH VARIABLE PORTFOLIOS' INVESTMENT OBJECTIVE AND RISK FACTORS.


VOTING RIGHTS



The Company is the legal owner of the Trust's shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.


SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.





FIXED ACCOUNTS


Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

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                                    EXPENSES

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There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the Contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH THE DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the Contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES


The annualized Separate Account expenses is 1.30% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.


If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.



OPTIONAL ENHANCED DEATH BENEFIT FEE



We assess a daily charge of 0.10% of the average daily value of your contract allocated to the Variable Portfolio for the enhanced death benefit so long as the benefit remains in effect.





WITHDRAWAL CHARGES



The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.


We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 5 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


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           YEAR               1       2       3       4       5       6
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    WITHDRAWAL CHARGE        5%      5%      5%      5%      5%      0%
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When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.



If you take a partial withdrawal, we reduce the withdrawn amount from the contract value by any applicable withdrawal charges. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.


We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.


Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.



UNDERLYING FUND EXPENSES



INVESTMENT MANAGEMENT FEES


Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES





There is an annualized 0.18% fee applicable to Class 3 shares of the American Funds Insurance Series available in this product. This amount is generally used to pay financial intermediaries for services provided over the life of your contract. Over time these fees will increase the cost of your investment.



For more information on the Underlying Fund fees, PLEASE SEE THE TRUST
PROSPECTUS.


CONTRACT MAINTENANCE FEE


During the Accumulation Phase, we deduct a contract maintenance fee of $30 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.



TRANSFER FEE


We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.


PREMIUM TAX



Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states may require that we either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes and the percentage of the tax.



INCOME TAXES


We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED



Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.



The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.


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            PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT


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PAYMENTS WE MAKE



We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.5% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1% of contract value annually.



The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.



ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.



These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.



We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.



If allowed by his or her selling firm, a registered representative may purchase a contract on a basis in which a bonus amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.



We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2008 in the Statement of Additional Information which is available upon request.



We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.



NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.



Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.



PAYMENTS WE RECEIVE



We may directly or indirectly receive revenue sharing payments from the Trust's investment adviser and/or subadvisers (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer

Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.



We generally receive three kinds of payments described below.



RULE 12B-1 FEES. We receive 12b-1 fees of 0.18% of the average daily net assets of the Underlying Funds in the Contracts from the Trusts. These fees are deducted directly from the assets of the Underlying Funds. Please see EXPENSES above.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation from the Trust's investment adviser, SAAMCo, our affiliate, related to the availability of the Underlying Funds in the contract. These payments are paid voluntarily and may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract owners, through their indirect investment in the Trust, bear the costs of these investment management fees, which in turn will reduce the return on your investment. Such amounts are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management.



OTHER PAYMENTS. Certain subadvisers (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts may provide such subadvisers access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the subadviser's participation.



In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment adviser and subadvisers (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.




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                          DESCRIPTION OF THE CONTRACTS

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SUMMARY


When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:



     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.



     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.



     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.



Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.



This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract and build retirement savings. The Income Phase begins when you start taking annuity income payments.



The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.



For more information on investment options available under this contract, PLEASE SEE VARIABLE PORTFOLIO OPTIONS ABOVE.



This variable annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.


OWNERSHIP

You, as the contract owner, are entitled to the rights and privileges of the contract. If you die during the Accumulation Phase, your Beneficiary will become the owner of the contract unless you elect otherwise. Joint owners have equal ownership interests in the contract unless we advise otherwise in writing. We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

ANNUITANT

The Annuitant is the person on whose life we base income payments. You may not change the Annuitant at any time. Joint Annuitants are not allowed.


JOINT OWNERSHIP AND ASSIGNMENT OF THE CONTRACT



We allow this contract to be jointly owned. We require that the joint Owners be spouses. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.



You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax advisor before assigning the contract.



ACCESS TO YOUR MONEY



You can access money in your contract by making a partial withdrawal and/or by receiving annuity income payments during the Income Phase. See INCOME OPTIONS below. Any request for withdrawal will be priced as of the day it is received by us in good order if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.



Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period. If you made a total withdrawal, we also deduct premium taxes, if applicable, and a contract maintenance fee. SEE EXPENSES BELOW.



Under most circumstances, the partial withdrawal minimum is $500. We require that the value of your contract be at least $500 after the withdrawal. You must send a written withdrawal request. Unless you provide different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the Fixed Accounts in which your contract is invested.



Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolio is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.



Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Accounts. Such deferrals are limited to no longer than six months.



FREE WITHDRAWAL AMOUNT



Your contract provides for a free withdrawal amount each year. Earning and Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may be withdrawn free of a withdrawal charge at any time.



The contract provides for a free withdrawal amount on your first withdrawal of each contract year. The free withdrawal amount is equal to 10% of total Purchase Payments, still subject to the withdrawal charge, which have been in your contract one year or longer.



We will waive the withdrawal charge upon payment of a death benefit and when you switch to the Income Phase of your contract.



SYSTEMATIC WITHDRAWAL PROGRAM



During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.


The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.


MINIMUM CONTRACT VALUE


Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

DEATH BENEFIT

If the Annuitant on your contract dies prior to the Annuity Date, your Beneficiary will receive a death benefit. The standard death benefit is an automatic feature of your contract. We also offer an optional enhanced guaranteed minimum death benefit which you may elect as an alternative to the standard death benefit. The optional enhanced death benefit is described in the next section.

The standard death benefit on your contract is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less any withdrawals and partial annuitizations (and any fees or charges applicable to such distributions); or

     3. after your fifth contract year, your contract value on the last contract anniversary preceding your death plus any Purchase Payments and less any withdrawals or partial annuitizations (and any fees or charges applicable to such distributions) since that contract anniversary.

We do not pay the death benefit if the Annuitant dies after you switch to the Income Phase. However, if the Annuitant dies during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME PHASE BELOW.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1.  a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract.

If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit may be paid immediately in the form of a lump sum payment or paid under one of the available Income Options. PLEASE SEE INCOME OPTIONS BELOW. A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.


EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS



The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original Owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.



A Beneficiary may withdraw all or a portion of the contract value at any time, name their own Beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.


If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

OTHER BENEFICIARY CONTINUATION OPTIONS


Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-Qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


Please consult a qualified advisor regarding tax implications of these options and your particular circumstances.


OPTIONAL ENHANCED DEATH BENEFIT


If you elected the optional enhanced death benefit on or after May 1, 2002, and the Annuitant on your contract dies prior to the Annuity Date we will pay to your Beneficiary the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. the maximum contract anniversary value between the date the enhanced death benefit goes into effect and the Annuitant's 75th birthday.

A contract anniversary value is equal to the contract value on a contract anniversary plus any Purchase Payments and reduced by any partial withdrawals (and any changes applicable to each such withdrawal) and partial annuitizations in the same proportion by which the contract value was reduced on the date of the partial withdrawal annuitization, since that anniversary.

If you elected the optional enhanced death benefit prior to May 1, 2002, please see Statement of Additional Information for an explanation of the death benefit payable.



You may cancel the enhanced death benefit at any time by sending us a written request. If you cancel, the enhanced death benefit will terminate on your next contract anniversary and the standard death benefit will be reinstated. If you cancel the enhanced death benefit on your contract anniversary, the cancellation will take effect on that date. We will cease deducting the charge for the enhanced death benefit upon cancellation and transfer the Accumulation Units in each Variable Portfolio to corresponding Accumulation Units of that Variable Portfolio without the enhanced death benefit. You cannot reinstate the enhanced death benefit after you cancel it.


We assess a daily charge for the enhanced death benefit so long as the enhanced death benefit is elected and remains in effect. If you elected the enhanced death benefit prior to May 31, 1998, we will waive the daily charge until your contract anniversary following election. The charge is equal to 0.10% of the average daily value of your contract allocated to the Variable Portfolios. SEE FEE TABLE ABOVE.


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                    PURCHASES, WITHDRAWALS AND CONTRACT VALUE

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PURCHASE PAYMENTS


An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.



The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.



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                                                                                   MINIMUM
                                            MINIMUM INITIAL                      SUBSEQUENT
                                            PURCHASE PAYMENT                  PURCHASE PAYMENT
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            Qualified                            $2,000                             $250
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          Non-Qualified                          $5,000                             $500
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We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1.5 million. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. The terms creating any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.



NON-NATURAL OWNERSHIP



A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.



MAXIMUM ISSUE AGE



We will not issue a contract to anyone age 80 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.



TERMINATION FOR FRAUD



The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.



ALLOCATION OF PURCHASE PAYMENTS


In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.


Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.





Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:



SunAmerica
P.O. Box 100330
Pasadena, CA 91189-0330





Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:



SunAmerica
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330



Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.



ACCUMULATION UNITS


When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.



We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.




FREE LOOK



You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.



If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.



Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.


With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.


EXCHANGE OFFERS


From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


TRANSFERS DURING THE ACCUMULATION PHASE



Subject to our rules, restrictions and policies described below, during the Accumulation Phase, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.


There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").



For example, if you made a transfer on August 16, 2008 and within the previous twelve months (from August 17, 2007 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2008 must be submitted by U.S. Mail (from August 17, 2008 through August 16,
2009).



U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.



We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.


We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES


Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.



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                              ANNUITY INCOME PHASE

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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.

We do not pay a death benefit to your Beneficiary once you begin the Income Phase. SEE DEATH BENEFITS ABOVE.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

ANNUITY INCOME OPTIONS


You must contact us to select an annuity income option by sending a written request to our Annuity Service Center. Once you begin receiving annuity income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.

FIXED AND VARIABLE ANNUITY INCOME OPTIONS

Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolio(s) only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount, unless otherwise elected. If you are invested in both fixed and variable options at the time you begin the Income Phase, a portion of your annuity income payments will be fixed and a portion will be variable unless otherwise elected.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

OPTION 2 -- JOINT AND TWO-THIRDS SURVIVOR LIFE ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. During the survivor's lifetime, we determine variable annuity income payments by using two-thirds of the number of each type of Annuity Units credited to your contract. Fixed monthly annuity income payments during the lifetime of the survivor will be equal to two-thirds of the fixed monthly annuity income payment paid during your joint lifetimes. Annuity income payments stop when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 YEARS GUARANTEED


This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

FIXED INCOME ONLY OPTIONS

OPTION 5 -- INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 3 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining annuity income payments will be made to the Beneficiary under your contract.

OPTION 6 -- FIXED PAYMENTS

AIG SunAmerica Life holds the amount used to calculate fixed annuity income payments under this option in its general account. You earn interest on that amount. Fixed annuity income payments will be made in such amounts and at such times as may be agreed upon with AIG SunAmerica Life, and will continue until the amount held by AIG

SunAmerica Life with interest is exhausted. The final payment will be for the balance remaining and may be less than the amount of each preceding payment. Interest will be credited yearly on the amount remaining unpaid at a rate determined by AIG SunAmerica Life from time to time, but not less than 4% per year compounded annually. The rate may be changed at any time. However, that the rate may not be changed more frequently than once during each calendar year.

We make annuity income payments on a monthly basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected annuity income option results in annuity income payments of less than $50 per payment, the frequency of your payments may be decreased, state law allowing.

If you are invested in the Variable Portfolios after the Annuity Date your annuity income payments vary depending on four things:

- for life options, your age when payments begin, and;

- the contract value in the Variable Portfolios on the Annuity Date, and;

- the 4% assumed investment rate used in the annuity table for the contract, and;

- the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity income payments.

OTHER ANNUITY INCOME OPTIONS

Other income options may be made available to you at the sole discretion of AIG SunAmerica Life. However, to the extent that withdrawal charges would otherwise apply to a withdrawal, the same withdrawal charge may apply to any additional annuity income option.

If your contract was issued under Sections 401, 403(b) or 408 of the IRC, we can only make payments to you or to your spouse.


TRANSFERS DURING THE INCOME PHASE


During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS



We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.


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                                      TAXES


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NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.


ANNUITY CONTRACTS IN GENERAL


The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.


If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an IRA, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.


AGGREGATION OF CONTRACTS

All Non-Qualified contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS



If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


     - after attaining age 59 1/2;


     - when paid to your Beneficiary after you die;


     - after you become disabled (as defined in the IRC);


     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;


     - under an immediate annuity contract;


     - when attributable to Purchase Payments made prior to August 14, 1982.



TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions.

Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premium (including contributions, transfers and exchanges) into new or existing 403(b) contracts.


Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as

"transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules might have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.



In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.


The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS



Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31. However, The Worker, Retiree, and Employer Recovery Act of 2008, eliminated the 2009 minimum distribution requirement from most eligible retirement plans.


If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.


TAX TREATMENT OF DEATH BENEFITS


Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or as annuity income payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


CONTRACTS OWNED BY A TRUST OR CORPORATION



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a Non-Natural Owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT



If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.


The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL


The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.


These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.




------------------------------------------------------------------------



                                OTHER INFORMATION


------------------------------------------------------------------------


THE DISTRIBUTOR



SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by SACS in connection with the distribution of the contracts.



THE COMPANY



AIG SunAmerica Life Assurance Company ("SunAmerica") is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, SunAmerica redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. SunAmerica conducts life insurance and annuity business in the District of Columbia and all states except New York.



SunAmerica is in the process of changing its name to SunAmerica Annuity and Life Assurance Company. We anticipate this process will take some time to implement in all jurisdictions where we do business. We expect the name change to be completed during 2009. To begin this process we officially changed the name in our state of domicile, Arizona, and have filed the name change in all other states. Please keep in mind, this is a name change only and will not affect the substance of your contract.



OWNERSHIP STRUCTURE OF THE COMPANY



SunAmerica is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.



AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement services and asset management. In September 2008, AIG experienced a severe strain on its liquidity that resulted in AIG, on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

Pursuant to the terms of the credit facility, effective, March 4, 2009, the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), became the controlling stockholder of AIG through the issuance of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock"). The change of control does not in any way alter the Company's obligations to you.



Additional details regarding the transactions with the NY Fed, including subsequent modifications to the credit facility, AIG's participation under the Troubled Assets Relief Program ("TARP") and AIG's restructuring plans can be found in AIG's Form 10-K and subsequent filings on Form 10-K/A as well as in the financial statements of the Company and the Separate Account. For information on how to locate these financial statements, SEE FINANCIAL STATEMENTS, BELOW.



In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue operations as a going concern for the next 12 months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the United States Department of the Treasury, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due, including obligations under the support agreement discussed below and/or to provide capital support to its subsidiaries, such as the Company should such a need arise.



OPERATION OF THE COMPANY



The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand. The financial condition of AIG and rating downgrades beginning late in the third quarter of 2008, the uncertainties associated with AIG's restructuring plan and other AIG-related news also has an impact on the Company's sales.



The Company is exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.



The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.



THE SEPARATE ACCOUNT



SunAmerica established the Separate Account, Variable Separate Account, under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981.



Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.



You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.



THE GENERAL ACCOUNT



Obligations that are paid out of the Company's general account ("General Account") include the interest rate on available Fixed Accounts and amounts owed under your contract for death and/or living benefits which are in excess of contract value. The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest and market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


GUARANTEE OF INSURANCE OBLIGATIONS


The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor"), a subsidiary of AIG and an affiliate of the Company. See the Statement of Additional Information for more information regarding these arrangements.


As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.


American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG.



The financial statements of American Home are included in the Registration Statement and are available by requesting a Statement of Additional Information.



FINANCIAL STATEMENTS



There are four sets of financial statements included in the Registration Statement. The financial statements of the Company, the Separate Account and the Guarantor are available by requesting a copy of the Statement of Additional Information. The financial statements of AIG are incorporated by reference herein. Information about how to obtain these documents is provided below.

THE COMPANY, THE SEPARATE ACCOUNT AND THE GUARANTOR



The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract. The financial statements of the Guarantor are provided in relation to its ability to meet its obligations under the Guarantee. PLEASE SEE GUARANTEE OF INSURANCE OBLIGATIONS ABOVE.



AIG SUPPORT AGREEMENT



AIG's 10-K is incorporated herein by reference because there is a Support Agreement in place whereby AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The Support Agreement requires AIG to make payments solely to the Company and not to the policyholders. A policyholder cannot proceed against AIG on its own behalf. All actions under the Support Agreement must be brought by the Company, or if the Company fails to assert its rights, in a representative capacity by a policyholder on behalf of the Company.



The consolidated financial statements and financial statement schedules (including management's assessment of the effectiveness of internal control over financial reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2008, File No. 001-08787, filed on March 2, 2009, and on Form 10-K/A filed on March 13, 2009, are incorporated herein by reference in the prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



Please note that the SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be part of this prospectus.



INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS



We encourage both existing and prospective contract owners to read and understand the financial statements.



The financial statements are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.



AIG is subject to the informational requirements of the Exchange Act of 1934 and as a result files reports and other information with the SEC to meet those requirements. AIG files this information electronically via EDGAR and it is available to the public through the SEC's website at www.sec.gov.



You can also inspect and copy this information at SEC public facilities at the following locations:


WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281


To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:



By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

LEGAL PROCEEDINGS



Along with other companies, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.



There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.



REGISTRATION STATEMENTS


Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


ADMINISTRATION



We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comment, question or service request.



We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

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                              TABLE OF CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION

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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI are listed below.


                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                PAGE
                                                                                ----
Separate Account.............................................................     1
General Account..............................................................     1
Support Agreement Between the Company and AIG................................     2
Variable Account Accumulation Provisions.....................................     2
Performance Data.............................................................     3
Death Benefit Options Prior to May 1, 2002...................................     4
Taxes........................................................................     5
Broker-Dealer Firms Receiving Revenue Sharing Payments.......................    15
Distribution of Contracts....................................................    16
Financial Statements.........................................................    16

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



                                   FISCAL                          FISCAL           FISCAL             FISCAL
                                 YEAR ENDED      11/30/99-       YEAR ENDED       YEAR ENDED         YEAR ENDED
                                  11/30/99        12/31/99        12/31/00         12/31/01           12/31/02
                              --------------- --------------- --------------- ----------------- -------------------
VARIABLE PORTFOLIOS             (a)     (b)     (a)     (b)     (a)     (b)      (a)      (b)       (a)       (b)
-------------------           ------- ------- ------- ------- ------- ------- -------- -------- ---------- --------
AMERICAN FUNDS INSURANCE
  SERIES -- CLASS 3 SHARES
Growth
  (Inception Date (a) 2/28/84 (b) 10/15/97)
  Beg. AUV................... $ 96.88 $ 96.78 $139.53 $139.24 $156.14 $155.80 $158.801 $158.299 $  131.211 $130.665
  End AUV.................... $139.53 $139.24 $156.14 $155.80 $158.80 $158.30 $131.211 $130.665 $   98.951 $ 98.440
  Ending Number of AUs
     (000)...................   7,158     237   7,075     235   6,324     227    5,379      198  4,505,767  163,552
International
  (Inception Date (a) 5/09/90 (b) 10/16/97)
  Beg. AUV................... $ 21.87 $ 21.85 $ 32.06 $ 31.99 $ 36.98 $ 36.90 $ 31.866 $ 31.765 $   27.423 $ 27.309
  End AUV.................... $ 32.06 $ 31.99 $ 36.98 $ 36.90 $ 31.87 $ 31.76 $ 27.423 $ 27.309 $   23.566 $ 23.444
  Ending Number of AUs
     (000)...................   7,219     261   7,133     263   6,276     224    5,138      192  4,222,578  166,008
Growth-Income
  (Inception Date (a) 2/28/94 (b) 10/16/97)
  Beg. AUV................... $ 79.08 $ 78.99 $ 87.22 $ 87.04 $ 88.70 $ 88.50 $ 96.119 $ 95.815 $   97.288 $ 96.883
  End AUV.................... $ 87.22 $ 87.04 $ 88.70 $ 88.50 $ 96.12 $ 95.82 $ 97.288 $ 96.883 $   78.239 $ 77.835
  Ending Number of AUs
     (000)...................   9,592     331   9,430     324   7,974     284    7,072      252  6,159,762  219,849
Asset Allocation
  (Inception Date (a) 5/05/89 (b) 10/17/97)
  Beg. AUV................... $ 28.54 $ 28.51 $ 30.70 $ 30.64 $ 31.47 $ 31.40 $ 34.190 $ 34.081 $   34.325 $ 34.181
  End AUV.................... $ 30.70 $ 30.64 $ 31.47 $ 31.40 $ 34.19 $ 34.08 $ 34.325 $ 34.181 $   29.911 $ 29.756
  Ending Number of AUs
     (000)...................   3,802     110   3,714     110   3,163      93    2,765       93  2,502,208   81,262
High-Income Bond
  (Inception Date (a) 2/18/84 (b) 11/12/97)
  Beg. AUV................... $ 45.51 $ 45.46 $ 43.75 $ 43.66 $ 44.18 $ 44.08 $ 44.309 $ 44.170 $   47.881 $ 47.684
  End AUV.................... $ 43.75 $ 43.66 $ 44.18 $ 44.08 $ 44.31 $ 44.17 $ 47.881 $ 47.684 $   47.029 $ 46.788
  Ending Number of AUs
     (000)...................   1,619      40   1,561      39   1,258      28    1,108       26    976,734   24,900
U.S. Government/AAA-Rated Securities
  (Inception Date (a) 11/19/85 (b) 10/16/97)
  Beg. AUV................... $ 24.24 $ 24.22 $ 24.12 $ 24.06 $ 23.99 $ 23.94 $ 26.505 $ 26.420 $   28.029 $ 27.911
  End AUV.................... $ 24.12 $ 24.06 $ 23.99 $ 23.94 $ 26.51 $ 26.42 $ 28.029 $ 27.911 $   30.082 $ 29.926
  Ending Number of AUs
     (000)...................   2,573      57   2,518      57   2,116      53    2,022       48  2,402,547   56,738
Cash Management
  (Inception Date (a) 2/08/84 (b) 10/16/97)
  Beg. AUV................... $ 19.19   19.18 $ 19.81 $ 19.77 $ 19.87 $ 19.83 $ 20.752 $ 20.690 $   21.159 $ 21.076
  End AUV.................... $ 19.81   19.77 $ 19.87 $ 19.83 $ 20.75 $ 20.69 $ 21.159 $ 21.076 $   21.081 $ 20.974
  Ending Number of AUs
     (000)...................   3,449     125   3,630     144   2,576      42    2,199       35  1,981,652   23,102




-------


CONTINUED ON NEXT PAGE

AUV -- Accumulation Unit Value
 AU -- Accumulation Units

     (a) Applies to Contracts Without Optional Enhanced Death Benefit feature.


    (b) Applies to Contracts With Optional Enhanced Death Benefit feature.




       Effective January 16, 2004, the seven variable accounts of the Anchor Pathway Fund were substituted with seven variable accounts of the American Funds Insurance Series. The Condensed Financial Information for the fiscal year ending December 31, 2004 reflects AUVs of the former trust variable accounts prior to the substitution.

                                   APPENDIX A

--------------------------------------------------------------------------------

                 CONDENSED FINANCIAL INFORMATION -- (CONTINUED)

--------------------------------------------------------------------------------





                                     FISCAL              FISCAL              FISCAL              FISCAL              FISCAL
                                   YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                    12/31/03            12/31/04            12/31/05            12/31/06            12/31/07
                              ------------------- ------------------- ------------------- ------------------- -------------------
VARIABLE PORTFOLIOS               (a)       (b)       (a)       (b)       (a)       (b)       (a)       (b)       (a)       (b)
-------------------           ---------- -------- ---------- -------- ---------- -------- ---------- -------- ---------- --------
AMERICAN FUNDS INSURANCE SERIES -- CLASS 3 SHARES
Growth
  Beg. AUV................... $   98.951 $ 98.440 $  133.114 $132.294 $  145.789 $144.747 $  167.333 $165.971 $  182.164 $180.501
  End AUV.................... $  133.114 $132.294 $  145.789 $144.747 $  167.333 $165.971 $  182.164 $180.501 $  202.171 $200.124
  Ending Number of AUs
     (000)...................  4,054,456  152,694  3,393,170  127,289  2,859,201  106,677  2,391,415   85,345  2,041,717   63,301
International
  Beg. AUV................... $   23.566 $ 23.444 $   30.518 $ 30.330 $   35.524 $ 35.270 $   42.618 $ 42.270 $   50.091 $ 49.633
  End AUV.................... $   30.518 $ 30.330 $   35.524 $ 35.270 $   42.618 $ 42.270 $   50.091 $ 49.633 $   59.383 $ 58.781
  Ending Number of AUs
     (000)...................  3,592,749  140,206  3,078,225  106,737  2,572,364   90,739  2,333,263   71,748  2,017,311   62,753
Growth-Income
  Beg. AUV................... $   78.239 $ 77.835 $  103.073 $102.439 $  111.751 $110.953 $  116.800 $115.849 $  132.931 $131.718
  End AUV.................... $  103.073 $102.439 $  111.751 $110.953 $  116.800 $115.849 $  132.931 $131.718 $  137.930 $136.534
  Ending Number of AUs
     (000)...................  5,502,001  199,899  4,605,842  182,559  3,866,408  151,582  3,317,161  127,186  2,827,201  109,892
Asset Allocation
  Beg. AUV................... $   29.911 $ 29.756 $   36.310 $ 36.086 $   38.894 $ 38.615 $   41.946 $ 41.604 $   47.512 $ 47.078
  End AUV.................... $   36.310 $ 36.086 $   38.894 $ 38.615 $   41.946 $ 41.604 $   47.512 $ 47.078 $   49.974 $ 49.468
  Ending Number of AUs
     (000)...................  2,234,477   82,959  2,005,309   77,111  1,744,008   68,138  1,535,165   66,178  1,371,730   55,846
High-Income Bond
  Beg. AUV................... $   47.029 $ 46.788 $   57.466 $ 57.116 $   62.050 $ 61.611 $   62.627 $ 62.121 $   68.406 $ 67.785
  End AUV.................... $   57.466 $ 57.116 $   62.050 $ 61.611 $   62.627 $ 62.121 $   68.406 $ 67.785 $   68.469 $ 67.780
  Ending Number of AUs
     (000)...................    888,085   24,948    708,479   17,289    573,835   14,130    478,294   11,476    393,165   10,881
U.S. Government/AAA-Rated Securities
  Beg. AUV................... $   30.082 $ 29.926 $   30.345 $ 30.158 $   30.937 $ 30.716 $   31.300 $ 31.044 $   32.070 $ 31.776
  End AUV.................... $   30.345 $ 30.158 $   30.937 $ 30.716 $   31.300 $ 31.044 $   32.070 $ 31.776 $   33.756 $ 33.413
  Ending Number of AUs
     (000)...................  1,784,257   47,857  1,350,430   41,403  1,210,107   32,021    972,230   24,532    829,568   25,966
Cash Management
  Beg. AUV................... $   21.081 $ 20.974 $   20.873 $ 20.745 $   20.771 $ 20.624 $   21.064 $ 20.894 $   21.759 $ 21.560
  End AUV.................... $   20.873 $ 20.745 $   20.771 $ 20.624 $   21.064 $ 20.894 $   21.759 $ 21.560 $   22.516 $ 22.288
  Ending Number of AUs
     (000)...................  1,126,006    9,169    951,265    4,758    739,921    5,193    825,266   11,113    889,683    5,420
                                     FISCAL
                                   YEAR ENDED
                                    12/31/08
                              -------------------
VARIABLE PORTFOLIOS               (a)       (b)
-------------------           ---------- --------
AMERICAN FUNDS INSURANCE SERIES -- CLASS 3 SHARES
Growth
  Beg. AUV................... $  202.171 $200.124
  End AUV.................... $  111.887 $110.643
  Ending Number of AUs
     (000)...................  1,716,703   50,514
International
  Beg. AUV................... $   59.383 $ 58.781
  End AUV.................... $   33.936 $ 33.558
  Ending Number of AUs
     (000)...................  1,623,823   47,533
Growth-Income
  Beg. AUV................... $  137.930 $136.534
  End AUV.................... $   84.704 $ 83.764
  Ending Number of AUs
     (000)...................  2,326,416   94,918
Asset Allocation
  Beg. AUV................... $   49.974 $ 49.468
  End AUV.................... $   34.832 $ 34.444
  Ending Number of AUs
     (000)...................  1,132,660   46,002
High-Income Bond
  Beg. AUV................... $   68.469 $ 67.780
  End AUV.................... $   51.524 $ 50.954
  Ending Number of AUs
     (000)...................    341,226   10,854
U.S. Government/AAA-Rated Securities
  Beg. AUV................... $   33.756 $ 33.413
  End AUV.................... $   35.871 $ 35.471
  Ending Number of AUs
     (000)...................    883,146   37,281
Cash Management
  Beg. AUV................... $   22.516 $ 22.288
  End AUV.................... $   22.667 $ 22.415
  Ending Number of AUs
     (000)...................  1,078,427   34,857




-------



AUV -- Accumulation Unit Value
 AU -- Accumulation Units

(a) Applies to Contracts Without Optional Enhanced Death Benefit feature.


(b) Applies to Contracts With Optional Enhanced Death Benefit feature.





       Effective January 16, 2004, the seven variable accounts of the Anchor Pathway Fund were substituted with seven variable accounts of the American Funds Insurance Series. The Condensed Financial Information for the fiscal year ending December 31, 2004 reflects AUVs of the former trust variable accounts prior to the substitution.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
    PROSPECTUS PROVISION                 AVAILABILITY OR VARIATION                 STATES
-------------------------------------------------------------------------------------------

 Premium Tax                  We deduct premium tax charges of 0.50% for        California
                              qualified contracts and 2.35% for non-qualified
                              contracts when you surrender your contract or
                              begin the Income Phase.

-------------------------------------------------------------------------------------------

 Premium Tax                  We deduct premium tax charges of 0% for           Maine
                              qualified contracts and 2.0% for non-qualified
                              contracts when you make a Purchase Payment.
-------------------------------------------------------------------------------------------

 Premium Tax                  We deduct premium tax charges of 0% for           Nevada
                              qualified contracts and 3.5% for non-qualified
                              contracts when you surrender your contract or
                              begin the Income Phase.
-------------------------------------------------------------------------------------------

 Premium Tax                  For the first $500,000 in the contract, we        South
                              deduct premium tax charges of 0% for qualified    Dakota
                              contracts and 1.25% for non-qualified contracts
                              when you make a Purchase Payment. For any
                              amount in excess of $500,000 in the contract,
                              we deduct front-end premium tax charges of 0%
                              for qualified contracts and 0.80% for non-
                              qualified contracts when you make a Purchase
                              Payment.
-------------------------------------------------------------------------------------------

 Premium Tax                  We deduct premium tax charges of 1.0% for         West
                              qualified contracts and 1.0% for non-qualified    Virginia
                              contracts when you surrender your contract or
                              begin the Income Phase.
-------------------------------------------------------------------------------------------

 Premium Tax                  We deduct premium tax charges of 0% for           Wyoming
                              qualified contracts and 1.0% for non-qualified
                              contracts when you make a Purchase Payment.
-------------------------------------------------------------------------------------------

Please forward a copy (without charge) of the American Pathway II Variable Annuity Statement of Additional Information to:

               (Please print or type and fill in all information.)


--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                            State                            Zip


Date: ------------  Signed: ------------------------------



Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299

                      STATEMENT OF ADDITIONAL INFORMATION
                      -----------------------------------


                     INDIVIDUAL DEFERRED FIXED BENEFIT AND
                       VARIABLE BENEFIT ANNUITY CONTRACTS

                                   ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                            VARIABLE SEPARATE ACCOUNT

                     American Pathway II Variable Annuity





This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2009, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:



                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299




                                  May 1, 2009

                                TABLE OF CONTENTS

TOPIC                                                                      PAGE
-----                                                                      ----


Separate Account.............................................................3

General Account..............................................................4

Support Agreement Between the Company and AIG ...............................4

Variable Account Accumulation Provisions ....................................5

Performance Data ............................................................6

Death Benefit Options for Contracts Issued Prior to May 1, 2002..............7

Taxes .......................................................................8

Broker-Dealer Firms Receiving Revenue Sharing Payments......................18

Distribution of Contracts...................................................19

Financial Statements........................................................19

                                SEPARATE ACCOUNT
                                ----------------

     Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (the "Company"). This was a name change only and did not affect the substance of any contract. The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a wholly owned subsidiary of AIG Retirement Services, Inc.(formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance, life insurance and retirement services, financial services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).

                        AMERICAN HOME ASSURANCE COMPANY
                        -------------------------------


     All references in this SAI to American Home Assurance Company ("American Home") apply only to contracts issued prior to December 29, 2006. American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG").


                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG
                  ---------------------------------------------

        The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG on behalf of the Company.

                    VARIABLE ACCOUNT ACCUMULATION PROVISIONS

        ACCUMULATION UNITS - The number of accumulation units purchased for a contract owner ("Owner") with respect to his or her initial purchase payment is determined by dividing the amount credited to each Variable Account by the accumulation unit value for that Variable Account next computed following acceptance of the application (generally the next business day after receipt of payment by the Company). In the event that an application fails to recite all necessary information, the Company will promptly request that the Owner furnish further instructions and will hold the initial purchase payment in a suspense account, without interest, for a period not exceeding five business days from receipt of the application at the Company. If the necessary information is not received within five business days, the Company will return the initial purchase payment to the prospective Owner unless the prospective Owner, after being informed of the reasons for the delay, specifically consents to the Company retaining the initial purchase payment until the application is made complete. The number of accumulation units purchased with respect to subsequent purchase payments is determined by dividing the amount credited to each Variable Account by the applicable accumulation unit value for the valuation period next determined following receipt of the payment by the Company. The accumulation unit value of each Variable Account varies in accordance with the investment experience of that Variable Account, and is affected by the investment experience of the respective Fund series, by expenses and by the deduction of certain charges.

        VALUE OF AN ACCUMULATION UNIT - The accumulation unit value of each Variable Account was arbitrarily set at $10 when the Variable Account was established. The value of an accumulation unit may increase or decrease from one valuation period to the next. All Variable Accounts are valued as of the close of general trading on the New York Stock Exchange. The value for any valuation period is determined by multiplying the value of an accumulation unit for the last prior valuation period by the net investment factor for that Variable Account for the current valuation period. The value of an accumulation unit is independently computed for each Variable Account using the net investment factor applicable to that Variable Account.

        NET INVESTMENT FACTOR - This is an index used to measure the investment performance of a Variable Account from one valuation period to the next. For each Variable Account, the net investment factor for a valuation period is found by dividing (a) by (b), and reducing the result by (c):

        Where (a) is:

               The net asset value as of the end of the current valuation period of a share of the series of the Fund in which the assets of the Variable Account are invested, plus the per share amount of any dividends and other distributions on those shares since the end of the immediately preceding valuation period;

        Where (b) is:

               The net asset value of a share of the specified series of the Fund as of the end of the immediately preceding valuation period;

        And where (c) is:

               The deduction for mortality, expense and distribution expense risks, that shall remain constant at .00356% for each day in the current valuation period. The maximum daily deduction for mortality, expense risks and distribution risks is equivalent to an annual rate of 1.30%.

        To the extent that the net investment factor is less than 1, the accumulation unit value will decrease. To the extent that the net investment factor is greater than 1, the accumulation unit value will increase.

                                PERFORMANCE DATA

        Performance data for the various Variable Accounts are determined in the manner described below.

CASH MANAGEMENT FUND


        Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

               Base Period Return = (EV - SV - CMF)/(SV)

        where:

        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $30 annual Contract Maintenance
              Fee, prorated for 7 days


        The change in the value of the Accumulation Unit during the 7 day period reflects the income received, minus any expenses incurred during such 7 day period. The Contract Maintenance Fee ("CMF") is first allocated among the Fixed and Variable Accounts so that each Account's allocated portion of the charge is proportional to the percentage of the number of Owners' accounts that have money allocated to that investment portfolio. The portion of the CMF allocable to the Cash Management Account is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Account. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

        The current yield is then obtained by annualizing the Base Period
Return:

               Current Yield = (Base Period Return) x (365/7)

        The Cash Management Account also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Cash Management Series. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

            Effective Yield = [(Base Period Return + 1)(365/7) - 1].

        Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of premium taxes, transfer fees, or withdrawal charges.

        The yields quoted should not be considered a representation of the yield of the Cash Management Account in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Cash Management Account and changes in interest rates on such investments, but also on factors such as a contract owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

        Yield information may be useful in reviewing the performance of the Cash Management Account and for providing a basis for comparison with other investment alternatives. However, the Cash Management Account's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

ALL OTHER VARIABLE ACCOUNTS

        The Variable Accounts other than the Cash Management Account compute their performance data as "total return."

        In October 1997, the Company began to offer an optional enhanced death benefit to existing new policyholders. Choice of this benefit results in a 0.10% increase in the Mortality Risk Charge and slightly reduced annual returns.

        Total return for a Variable Account represents a computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a contract funded by that Variable Account made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

               P(1+T)(n) = ERV

        where:

               P =   a hypothetical initial payment of $1000
               T =   average annual total return
               n =   number of year

             ERV = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

        The total return figures given above reflect the effect of both non-recurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Account, described above. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption in the case of the first of the two sets of figures given in the table for each Variable Account, tax qualification status and time period. Because the impact of Contract Maintenance Fee on a particular contract owner's account would generally have differed from those assumed in the computation, due to differences between most actual allocations and the assumed ones, as well as differences due to varying account sizes, the total return experienced by an actual account over these same time periods would generally have been different from those given above. As with the Cash Management Account's yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

         DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2002

        If you elected the optional enhanced death benefit between September 4,

1997 and April 30, 2002, and the Annuitant on your contract dies prior to the Annuity Date, we will pay to your Beneficiary the greater of:

        1. the value of your contract at the time we receive satisfactory proof of death; or

        2. the maximum contract anniversary value between the date the enhanced death benefit goes into effect and the Annuitant's 75th birthday.

        A contract anniversary value is equal to the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals and/or partial annuitizations since that anniversary. If you elected the optional enhanced death benefit prior to September 4, 1997, the time frame during which we would evaluate any maximum contract anniversary death benefit payable would be between one year prior to the election of the enhanced death benefit and the Annuitant's 75th birthday.

                                      TAXES
                                      -----

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.


WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

         o   after attainment of age 59 1/2;

         o   when paid to your beneficiary after you die;

         o   after you become disabled (as defined in the IRC);

         o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

         o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

         o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

         o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

         o payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

         o for payment of health insurance if you are unemployed and meet certain requirements;

         o   distributions from IRAs for higher education expenses;

         o   distributions from IRAs for first home purchases;

         o amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract. For eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a qualified contract may be rolled directly over to a Roth IRA.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.


DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-qualified variable annuity contracts. These requirements generally do not apply to qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-qualified annuity contract from the same issuer in any calendar year.


TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)


TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.


FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan;
(3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account THAT IS NOT PART OF THE EMPLOYER'S 403(b) PLAN (OTHER THAN A TRANSFER TO A CONTRACT OR CUSTODIAL ACCOUNT IN A DIFFERENT PLAN), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the TRANSFER would be considered a "failed" TRANSFER that is subject to tax. Additional guidance issued by the IRS generally permits a failed TRANSFER to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is PART OF THE EMPLOYER'S 403(b) PLAN or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.


PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-qualified annuity contract may be exchanged in a tax-free transaction for another Non-qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.


QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from qualified contracts.


(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2007 is the lesser of 100% of includible compensation or $15,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2008 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2008 may not exceed the lesser of $46,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2008 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2008. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $85,000, your contribution may be fully deductible; if your income is between $85,000 and $95,000, your contribution may be partially deductible and if your income is $95,000 or more, your contribution may not be deductible. If you are single and your income is less than $53,000, your contribution may be fully deductible; if your income is between $53,000 and $63,000, your contribution may be partially deductible and if your income is $63,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible.


(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2008 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2008. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $169,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $116,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2008, from AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company, both affiliated life companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

A.G. Edwards & Sons, Inc.
Advantage Capital Corporation
AIG Financial Advisors
American General Securities
AmTrust Investment Services, Inc.
BancWest Investment Services, Inc.
CCO Investment Services Corp.
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Ferris, Baker Watts Incorporated
Financial Network Investment Corporation
First Citizens Investor Services, Inc.
FSC Securities Corp.
ING Financial Partners, Inc.
Invest Financial Corporation
Investment Centers of America, Inc
J.J.B. Hilliard, W.L. Lyons, Inc.
Jefferson Pilot Securities Corporation
LaSalle Financial Services, Inc.
Lincoln Financial Advisors Corporation
LPL Financial Corporation
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
National Planning Corporation
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
Raymond James & Associates, Inc.
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
SII Investments, Inc.
Summit Brokerage Services, Inc.
UBS Financial Services Inc.
Uvest Financial Services Inc.
WAMU Investments, Inc.
Wescom Financial Services


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                            DISTRIBUTION OF CONTRACTS

The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, formerly known as the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS

The following financial statements of Variable Separate Account are included in this Statement of Additional Information:


        -  Report of Independent Registered Public Accounting Firm
        -  Statement of Assets and Liabilities as of December 31, 2008
        -  Schedule of Portfolio Investments as of December 31, 2008
        - Statement of Operations for the year ended December 31, 2008, except as indicated
        - Statement of Changes in Net Assets for the years ended December 31, 2008 and 2007, except as indicated
        -  Notes to Financial Statements

The following consolidated financial statements of AIG SunAmerica Life Assurance Company are included in this Statement of Additional Information:

        -  Report of Independent Registered Public Accounting Firm
        -  Consolidated Balance Sheet as of December 31, 2008 and 2007
        - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2008, 2007 and 2006
        - Consolidated Statement of Cash Flows for the years ended December 31, 2008, 2007 and 2006
        -  Notes to Consolidated Financial Statements

The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

The following statutory financial statements of American Home Assurance Company are included in this Statement of Additional Information:

        -  Report of Independent Auditors
        - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2008 and 2007
        - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2008, 2007 and 2006
        - Statements of Cash Flow for the years ended December 31, 2008, 2007 and 2006
        -  Notes to Statutory Basis Financial Statements


You should only consider the statutory financial statements of American Home that we include in this Statement of Additional Information as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee of insurance obligations under contracts issued prior to December 29, 2006 ("Point of Termination"). Contracts with an issue date after the Point of Termination are not covered by the American Home guarantee.


PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the independent registered public accounting firm for American Home Assurance Company. The audited financial statements referred to above are included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                            VARIABLE SEPARATE ACCOUNT

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 2008 AND 2007

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2008 AND 2007

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................    1
Statement of Assets and Liabilities, December 31, 2008 ....................    2
Schedule of Portfolio Investments, December 31, 2008 ......................   34
Statement of Operations, for the year ended December 31, 2008,
except as indicated .......................................................   36
Statement of Changes in Net Assets, for the year ended December 31, 2008,
except as indicated .......................................................   54
Statement of Changes in Net Assets, for the year ended December 31, 2007,
except as indicated .......................................................   72
Notes to Financial Statements .............................................   90

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at December 31, 2008, and the results of their operations for the periods indicated and the changes in each of their net assets for the periods indicated in each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2009

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                                            Government
                                                                               and
                                                  Asset         Capital      Quality                     Natural
                                                Allocation   Appreciation      Bond         Growth      Resources
                                                Portfolio      Portfolio    Portfolio      Portfolio    Portfolio
                                                (Class 1)      (Class 1)    (Class 1)      (Class 1)    (Class 1)
                                               ------------  ------------  ------------  ------------  -----------
Assets:
   Investments in Trusts, at net asset value   $147,375,114  $300,820,039  $223,101,020  $107,186,478  $74,109,970
   Dividends receivable                                   0             0             0             0            0
                                               ------------  ------------  ------------  ------------  -----------
      Total assets                             $147,375,114  $300,820,039  $223,101,020  $107,186,478  $74,109,970
Liabilities:                                              0             0             0             0            0
                                               ------------  ------------  ------------  ------------  -----------
Net assets:                                    $147,375,114  $300,820,039  $223,101,020  $107,186,478  $74,109,970
                                               ============  ============  ============  ============  ===========
   Accumulation units                          $145,754,360  $299,700,775  $221,826,467  $106,652,732  $73,808,149
   Contracts in payout (annuitization) period     1,620,754     1,119,264     1,274,553       533,746      301,821
                                               ------------  ------------  ------------  ------------  -----------
      Total net assets                         $147,375,114  $300,820,039  $223,101,020  $107,186,478  $74,109,970
                                               ============  ============  ============  ============  ===========
Accumulation units outstanding                    7,194,179     9,603,733    11,993,175     4,907,778    2,237,556
                                               ============  ============  ============  ============  ===========

                                                                           Government
                                                                               and
                                                  Asset       Capital        Quality                   Natural
                                               Allocation   Appreciation      Bond         Growth     Resources
                                                Portfolio    Portfolio      Portfolio    Portfolio    Portfolio
                                                (Class 2)    (Class 2)      (Class 2)    (Class 2)    (Class 2)
                                               -----------  ------------  ------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $12,122,668   $64,342,219  $102,765,344  $33,008,654  $17,710,051
   Dividends receivable                                  0             0             0            0            0
                                               -----------  ------------  ------------  -----------  -----------
      Total assets                             $12,122,668   $64,342,219  $102,765,344  $33,008,654  $17,710,051
Liabilities:                                             0             0             0            0            0
                                               -----------  ------------  ------------  -----------  -----------
Net assets:                                    $12,122,668   $64,342,219  $102,765,344  $33,008,654  $17,710,051
                                               ===========  ============  ============  ===========  ===========
   Accumulation units                          $12,086,822   $64,198,515  $102,501,280  $32,961,537  $17,708,653
   Contracts in payout (annuitization) period       35,846       143,704       264,064       47,117        1,398
                                               -----------  ------------  ------------  -----------  -----------
      Total net assets                         $12,122,668   $64,342,219  $102,765,344  $33,008,654  $17,710,051
                                               ===========  ============  ============  ===========  ===========
Accumulation units outstanding                     601,315     2,019,308     5,547,521    1,528,935      542,243
                                               ===========  ============  ============  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                                           Government
                                                                              and
                                                 Asset         Capital      Quality                      Natural
                                               Allocation   Appreciation      Bond         Growth       Resources
                                               Portfolio      Portfolio    Portfolio      Portfolio     Portfolio
                                               (Class 3)      (Class 3)    (Class 3)      (Class 3)     (Class 3)
                                               -----------  ------------  ------------  ------------  ------------
Assets:
   Investments in Trusts, at net asset value   $20,124,873  $296,122,416  $570,555,593  $127,120,040  $109,563,013
   Dividends receivable                                  0             0             0             0             0
                                               -----------  ------------  ------------  ------------  ------------
      Total assets                             $20,124,873  $296,122,416  $570,555,593  $127,120,040  $109,563,013
Liabilities:                                             0             0             0             0             0
                                               -----------  ------------  ------------  ------------  ------------
Net assets:                                    $20,124,873  $296,122,416  $570,555,593  $127,120,040  $109,563,013
                                               ===========  ============  ============  ============  ============
   Accumulation units                          $20,123,911  $296,057,518  $570,351,741  $127,080,331  $109,560,235
   Contracts in payout (annuitization) period          962        64,898       203,852        39,709         2,778
                                               -----------  ------------  ------------  ------------  ------------
      Total net assets                         $20,124,873  $296,122,416  $570,555,593  $127,120,040  $109,563,013
                                               ===========  ============  ============  ============  ============
Accumulation units outstanding                   1,020,520     9,645,069    31,721,186     6,266,233     3,603,233
                                               ===========  ============  ============  ============  ============


                                                                                          Blue
                                                Aggressive     Alliance                   Chip       Capital
                                                 Growth         Growth     Balanced      Growth      Growth
                                                Portfolio     Portfolio    Portfolio    Portfolio   Portfolio
                                                (Class 1)     (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                               -----------  ------------  -----------  ----------  ----------
Assets:
   Investments in Trusts, at net asset value   $27,224,036  $190,007,995  $51,897,036  $6,818,684  $5,488,291
   Dividends receivable                                  0             0            0           0           0
                                               -----------  ------------  -----------  ----------  ----------
      Total assets                             $27,224,036  $190,007,995  $51,897,036  $6,818,684  $5,488,291
Liabilities:                                             0             0            0           0           0
                                               -----------  ------------  -----------  ----------  ----------
Net assets:                                    $27,224,036  $190,007,995  $51,897,036  $6,818,684  $5,488,291
                                               ===========  ============  ===========  ==========  ==========
   Accumulation units                          $26,974,648  $188,821,420  $51,510,058  $6,788,237  $5,460,950
   Contracts in payout (annuitization) period      249,388     1,186,575      386,978      30,447      27,341
                                               -----------  ------------  -----------  ----------  ----------
      Total net assets                         $27,224,036  $190,007,995  $51,897,036  $6,818,684  $5,488,291
                                               ===========  ============  ===========  ==========  ==========
Accumulation units outstanding                   3,401,679     8,824,481    4,198,298   1,575,290   1,112,899
                                               ===========  ============  ===========  ==========  ==========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                                                           "Dogs"
                                                                               Davis         of
                                                   Cash        Corporate      Venture       Wall        Emerging
                                                Management       Bond          Value       Street       Markets
                                                Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 1)     (Class 1)      (Class 1)    (Class 1)    (Class 1)
                                               ------------  ------------  ------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $186,373,001  $105,636,170  $525,791,927  $20,330,702  $41,703,578
   Dividends receivable                                   0             0             0            0            0
                                               ------------  ------------  ------------  -----------  -----------
      Total assets                             $186,373,001  $105,636,170  $525,791,927  $20,330,702  $41,703,578
Liabilities:                                              0             0             0            0            0
                                               ------------  ------------  ------------  -----------  -----------
Net assets:                                    $186,373,001  $105,636,170  $525,791,927  $20,330,702  $41,703,578
                                               ============  ============  ============  ===========  ===========
   Accumulation units                          $185,823,293  $104,758,958  $523,958,086  $20,122,864  $41,647,494
   Contracts in payout (annuitization) period       549,708       877,212     1,833,841      207,838       56,084
                                               ------------  ------------  ------------  -----------  -----------
      Total net assets                         $186,373,001  $105,636,170  $525,791,927  $20,330,702  $41,703,578
                                               ============  ============  ============  ===========  ===========
Accumulation units outstanding                   13,589,028     6,240,647    21,525,126    2,229,026    3,636,407
                                               ============  ============  ============  ===========  ===========



                                                  Equity      Fundamental     Global       Global       Growth
                                               Opportunities     Growth        Bond       Equities   Opportunities
                                                 Portfolio     Portfolio    Portfolio    Portfolio     Portfolio
                                                 (Class 1)      (Class 1)   (Class 1)    (Class 1)     (Class 1)
                                               -------------  -----------  -----------  -----------  -------------
Assets:
   Investments in Trusts, at net asset value    $35,474,098   $45,125,727  $65,988,275  $65,401,932   $10,348,589
   Dividends receivable                                   0             0            0            0             0
                                                -----------   -----------  -----------  -----------  ------------
      Total assets                              $35,474,098   $45,125,727  $65,988,275  $65,401,932   $10,348,589
Liabilities:                                              0             0            0            0             0
                                                -----------   -----------  -----------  -----------  ------------
Net assets:                                     $35,474,098   $45,125,727  $65,988,275  $65,401,932   $10,348,589
                                                ===========   ===========  ===========  ===========  ============
   Accumulation units                           $35,118,776   $44,873,129  $65,735,918  $65,111,115   $10,333,544
   Contracts in payout (annuitization) period       355,322       252,598      252,357      290,817        15,045
                                                -----------   -----------  -----------  -----------  ------------
      Total net assets                          $35,474,098   $45,125,727  $65,988,275  $65,401,932   $10,348,589
                                                ===========   ===========  ===========  ===========  ============
Accumulation units outstanding                    2,848,230     3,874,789    3,232,771    4,455,237     2,415,458
                                                ===========   ===========  ===========  ===========  ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                                                          International
                                                                           International     Growth        Marsico
                                                              High-Yield    Diversified        and         Focused
                                               Growth-Income     Bond         Equities       Income         Growth
                                                 Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                               -------------  -----------  -------------  -------------  -----------
Assets:
   Investments in Trusts, at net asset value    $158,513,305  $67,100,538   $64,521,307    $72,266,380   $20,454,275
   Dividends receivable                                    0            0             0              0             0
                                                ------------  -----------   -----------    -----------   -----------
      Total assets                              $158,513,305  $67,100,538   $64,521,307    $72,266,380   $20,454,275
Liabilities:                                               0            0             0              0             0
                                                ------------  -----------   -----------    -----------   -----------
Net assets:                                     $158,513,305  $67,100,538   $64,521,307    $72,266,380   $20,454,275
                                                ============  ===========   ===========    ===========   ===========
   Accumulation units                           $155,398,218  $66,785,429   $64,155,056    $71,848,204   $20,432,166
   Contracts in payout (annuitization) period      3,115,087      315,109       366,251        418,176        22,109
                                                ------------  -----------   -----------    -----------   -----------
      Total net assets                          $158,513,305  $67,100,538   $64,521,307    $72,266,380   $20,454,275
                                                ============  ===========   ===========    ===========   ===========
Accumulation units outstanding                     8,268,914    4,774,549     6,544,110      6,860,589     2,572,784
                                                ============  ===========   ===========    ===========   ===========

                                                    MFS
                                               Massachusetts       MFS
                                                 Investors        Total       Mid-Cap        Real
                                                   Trust          Return      Growth        Estate    Technology
                                                 Portfolio      Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 1)      (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                               -------------  ------------  -----------  -----------  ----------
Assets:
   Investments in Trusts, at net asset value    $62,320,505   $214,130,913  $36,492,261  $35,535,662  $6,613,662
   Dividends receivable                                   0              0            0            0           0
                                                -----------   ------------  -----------  -----------  ----------
      Total assets                              $62,320,505   $214,130,913  $36,492,261  $35,535,662  $6,613,662
Liabilities:                                              0              0            0            0           0
                                                -----------   ------------  -----------  -----------  ----------
Net assets:                                     $62,320,505   $214,130,913  $36,492,261  $35,535,662  $6,613,662
                                                ===========   ============  ===========  ===========  ==========
   Accumulation units                           $62,131,795   $213,457,066  $36,323,561  $35,330,661  $6,568,177
   Contracts in payout (annuitization) period       188,710        673,847      168,700      205,001      45,485
                                                -----------   ------------  -----------  -----------  ----------
      Total net assets                          $62,320,505   $214,130,913  $36,492,261  $35,535,662  $6,613,662
                                                ===========   ============  ===========  ===========  ==========
Accumulation units outstanding                    3,684,767      9,794,360    5,294,777    2,414,836   4,765,186
                                                ===========   ============  ===========  ===========  ==========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                               Total
                                                 Telecom      Return     Aggressive   Alliance
                                                 Utility       Bond        Growth      Growth       Balanced
                                                Portfolio    Portfolio   Portfolio    Portfolio    Portfolio
                                                (Class 1)    (Class 1)   (Class 2)    (Class 2)    (Class 2)
                                               -----------  -----------  ----------  -----------  ----------
Assets:
   Investments in Trusts, at net asset value   $18,013,981  $45,035,267  $3,603,297  $28,993,766  $9,448,247
   Dividends receivable                                  0            0           0            0           0
                                               -----------  -----------  ----------  -----------  ----------
      Total assets                             $18,013,981  $45,035,267  $3,603,297  $28,993,766  $9,448,247
Liabilities:                                             0            0           0            0           0
                                               -----------  -----------  ----------  -----------  ----------
Net assets:                                    $18,013,981  $45,035,267  $3,603,297  $28,993,766  $9,448,247
                                               ===========  ===========  ==========  ===========  ==========
   Accumulation units                          $17,863,994  $44,856,873  $3,601,058  $28,983,633  $9,444,313
   Contracts in payout (annuitization) period      149,987      178,394       2,239       10,133       3,934
                                               -----------  -----------  ----------  -----------  ----------
      Total net assets                         $18,013,981  $45,035,267  $3,603,297  $28,993,766  $9,448,247
                                               ===========  ===========  ==========  ===========  ==========
Accumulation units outstanding                   1,616,772    1,956,044     454,637    1,351,180     771,892
                                               ===========  ===========  ==========  ===========  ==========

                                                  Blue                                              Davis
                                                  Chip       Capital       Cash      Corporate     Venture
                                                 Growth       Growth    Management      Bond        Value
                                                Portfolio   Portfolio    Portfolio   Portfolio    Portfolio
                                                (Class 2)   (Class 2)    (Class 2)   (Class 2)    (Class 2)
                                               ----------  ----------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $4,093,376  $2,403,118  $58,908,289  $35,956,658  $87,438,866
   Dividends receivable                                 0           0            0            0            0
                                               ----------  ----------  -----------  -----------  -----------
      Total assets                             $4,093,376  $2,403,118  $58,908,289  $35,956,658  $87,438,866
Liabilities:                                            0           0            0            0            0
                                               ----------  ----------  -----------  -----------  -----------
Net assets:                                    $4,093,376  $2,403,118  $58,908,289  $35,956,658  $87,438,866
                                               ==========  ==========  ===========  ===========  ===========
   Accumulation units                          $4,092,421  $2,403,118  $58,771,818  $35,843,547  $87,251,461
   Contracts in payout (annuitization) period         955           0      136,471      113,111      187,405
                                               ----------  ----------  -----------  -----------  -----------
      Total net assets                         $4,093,376  $2,403,118  $58,908,289  $35,956,658  $87,438,866
                                               ==========  ==========  ===========  ===========  ===========
Accumulation units outstanding                    965,310     493,298    4,347,197    2,152,104    3,585,624
                                               ==========  ==========  ===========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                  "Dogs"
                                                    of
                                                   Wall     Emerging       Equity       Foreign    Fundamental
                                                  Street     Markets   Opportunities     Value        Growth
                                                Portfolio   Portfolio    Portfolio     Portfolio    Portfolio
                                                (Class 2)   (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                               ----------  ----------  -------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $7,493,474  $8,475,790    $7,314,519   $36,871,951   $3,020,623
   Dividends receivable                                 0           0             0             0            0
                                               ----------  ----------    ----------   -----------   ----------
      Total assets                             $7,493,474  $8,475,790    $7,314,519   $36,871,951   $3,020,623
Liabilities:                                            0           0             0             0            0
                                               ----------  ----------    ----------   -----------   ----------
Net assets:                                    $7,493,474  $8,475,790    $7,314,519   $36,871,951   $3,020,623
                                               ==========  ==========    ==========   ===========   ==========
   Accumulation units                          $7,492,846  $8,474,975    $7,307,480   $36,853,880   $3,014,987
   Contracts in payout (annuitization) period         628         815         7,039        18,071        5,636
                                               ----------  ----------    ----------   -----------   ----------
      Total net assets                         $7,493,474  $8,475,790    $7,314,519   $36,871,951   $3,020,623
                                               ==========  ==========    ==========   ===========   ==========
Accumulation units outstanding                    831,949     750,608       595,320     2,825,852      261,738
                                               ==========  ==========    ==========   ===========   ==========



                                                 Global        Global      Growth                      High-Yield
                                                  Bond        Equities  Opportunities  Growth-Income      Bond
                                                Portfolio    Portfolio    Portfolio      Portfolio      Portfolio
                                                (Class 2)    (Class 2)    (Class 2)      (Class 2)      (Class 2)
                                               -----------  ----------  -------------  -------------  -----------
Assets:
   Investments in Trusts, at net asset value   $18,379,687  $7,189,938    $4,216,280    $11,915,819   $15,118,489
   Dividends receivable                                  0           0             0              0             0
                                               -----------  ----------    ----------    -----------   -----------
      Total assets                             $18,379,687  $7,189,938    $4,216,280    $11,915,819   $15,118,489
Liabilities:                                             0           0             0              0             0
                                               -----------  ----------    ----------    -----------   -----------
Net assets:                                    $18,379,687  $7,189,938    $4,216,280    $11,915,819   $15,118,489
                                               ===========  ==========    ==========    ===========   ===========
   Accumulation units                          $18,379,687  $7,163,599    $4,216,280    $11,895,683   $15,053,949
   Contracts in payout (annuitization) period            0      26,339             0         20,136        64,540
                                               -----------  ----------    ----------    -----------   -----------
      Total net assets                         $18,379,687  $7,189,938    $4,216,280    $11,915,819   $15,118,489
                                               ===========  ==========    ==========    ===========   ===========
Accumulation units outstanding                     906,808     492,240       996,083        621,649     1,090,907
                                               ===========  ==========    ==========    ===========   ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)


                                                              International                    MFS
                                               International     Growth        Marsico    Massachusetts      MFS
                                                Diversified        and         Focused      Investors       Total
                                                  Equities       Income         Growth        Trust         Return
                                                 Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                                 (Class 2)      (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                               -------------  -------------  -----------  -------------  -----------
Assets:
   Investments in Trusts, at net asset value    $28,661,259    $13,180,687   $19,729,754   $13,304,132   $67,652,883
   Dividends receivable                                   0              0             0             0             0
                                                -----------    -----------   -----------   -----------   -----------
      Total assets                              $28,661,259    $13,180,687   $19,729,754   $13,304,132   $67,652,883
Liabilities:                                              0              0             0             0             0
                                                -----------    -----------   -----------   -----------   -----------
Net assets:                                     $28,661,259    $13,180,687   $19,729,754   $13,304,132   $67,652,883
                                                ===========    ===========   ===========   ===========   ===========
   Accumulation units                           $28,644,989    $13,105,851   $19,710,501   $13,300,799   $67,594,454
   Contracts in payout (annuitization) period        16,270         74,836        19,253         3,333        58,429
                                                -----------    -----------   -----------   -----------   -----------
      Total net assets                          $28,661,259    $13,180,687   $19,729,754   $13,304,132   $67,652,883
                                                ===========    ===========   ===========   ===========   ===========
Accumulation units outstanding                    2,942,098      1,254,873     2,511,164       791,605     3,096,393
                                                ===========    ===========   ===========   ===========   ===========

                                                                            Small
                                                                              &
                                                                             Mid
                                                 Mid-Cap        Real         Cap                    Telecom
                                                 Growth        Estate       Value     Technology    Utility
                                                Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                                (Class 2)    (Class 2)    (Class 2)    (Class 2)   (Class 2)
                                               -----------  -----------  -----------  ----------  ----------
Assets:
   Investments in Trusts, at net asset value   $18,376,734  $10,191,024  $23,050,950  $2,767,883  $2,903,254
   Dividends receivable                                  0            0            0           0           0
                                               -----------  -----------  -----------  ----------  ----------
      Total assets                             $18,376,734  $10,191,024  $23,050,950  $2,767,883  $2,903,254
Liabilities:                                             0            0            0           0           0
                                               -----------  -----------  -----------  ----------  ----------
Net assets:                                    $18,376,734  $10,191,024  $23,050,950  $2,767,883  $2,903,254
                                               ===========  ===========  ===========  ==========  ==========
   Accumulation units                          $18,369,603  $10,186,692  $23,008,191  $2,765,863  $2,901,877
   Contracts in payout (annuitization) period        7,131        4,332       42,759       2,020       1,377
                                               -----------  -----------  -----------  ----------  ----------
      Total net assets                         $18,376,734  $10,191,024  $23,050,950  $2,767,883  $2,903,254
                                               ===========  ===========  ===========  ==========  ==========
Accumulation units outstanding                   2,663,058      702,589    1,959,032   2,020,598     264,730
                                               ===========  ===========  ===========  ==========  ==========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                                                        American    American
                                                                                          Funds       Funds
                                                  Total                                   Asset       Global
                                                  Return    Aggressive    Alliance     Allocation     Growth
                                                   Bond       Growth       Growth         SAST         SAST
                                                Portfolio    Portfolio    Portfolio     Portfolio   Portfolio
                                                (Class 2)    (Class 3)    (Class 3)     (Class 3)   (Class 3)
                                               -----------  ----------  ------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $11,974,186  $8,432,205  $123,435,605  $29,342,054  $83,871,758
   Dividends receivable                                  0           0             0            0            0
                                               -----------  ----------  ------------  -----------  -----------
      Total assets                             $11,974,186  $8,432,205  $123,435,605  $29,342,054  $83,871,758
Liabilities:                                             0           0             0            0            0
                                               -----------  ----------  ------------  -----------  -----------
Net assets:                                    $11,974,186  $8,432,205  $123,435,605  $29,342,054  $83,871,758
                                               ===========  ==========  ============  ===========  ===========
   Accumulation units                          $11,971,559  $8,432,205  $123,379,786  $29,342,054  $83,868,901
   Contracts in payout (annuitization) period        2,627           0        55,819            0        2,857
                                               -----------  ----------  ------------  -----------  -----------
      Total net assets                         $11,974,186  $8,432,205  $123,435,605  $29,342,054  $83,871,758
                                               ===========  ==========  ============  ===========  ===========
Accumulation units outstanding                     527,462   1,077,634     5,913,605    3,863,276   11,445,291
                                               ===========  ==========  ============  ===========  ===========


                                                 American       American
                                                   Funds         Funds                      Blue
                                                  Growth     Growth-Income                  Chip       Capital
                                                   SAST           SAST       Balanced      Growth      Growth
                                                 Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                                                 (Class 3)     (Class 3)     (Class 3)    (Class 3)   (Class 3)
                                               ------------  -------------  -----------  ----------  -----------
Assets:
   Investments in Trusts, at net asset value   $100,292,669   $108,459,833  $12,468,044  $8,965,595  $40,122,091
   Dividends receivable                                   0              0            0           0            0
                                               ------------   ------------  -----------  ----------  -----------
      Total assets                             $100,292,669   $108,459,833  $12,468,044  $8,965,595  $40,122,091
Liabilities:                                              0              0            0           0            0
                                               ------------   ------------  -----------  ----------  -----------
Net assets:                                    $100,292,669   $108,459,833  $12,468,044  $8,965,595  $40,122,091
                                               ============   ============  ===========  ==========  ===========
   Accumulation units                          $100,292,669   $108,459,131  $12,465,437  $8,963,578  $40,119,618
   Contracts in payout (annuitization) period             0            702        2,607       2,017        2,473
                                               ------------   ------------  -----------  ----------  -----------
      Total net assets                         $100,292,669   $108,459,833  $12,468,044  $8,965,595  $40,122,091
                                               ============   ============  ===========  ==========  ===========
Accumulation units outstanding                   15,565,187     16,380,570    1,041,860   2,094,386    8,151,653
                                               ============   ============  ===========  ==========  ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                                                           "Dogs"
                                                                               Davis         of
                                                   Cash        Corporate      Venture       Wall        Emerging
                                                Management       Bond          Value       Street       Markets
                                                 Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                 (Class 3)     (Class 3)     (Class 3)    (Class 3)    (Class 3)
                                               ------------  ------------  ------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $368,421,385  $344,108,880  $394,189,704  $11,223,963  $85,778,979
   Dividends receivable                                   0             0             0            0            0
                                               ------------  ------------  ------------  -----------  -----------
      Total assets                             $368,421,385  $344,108,880  $394,189,704  $11,223,963  $85,778,979
Liabilities:                                              0             0             0            0            0
                                               ------------  ------------  ------------  -----------  -----------
Net assets:                                    $368,421,385  $344,108,880  $394,189,704  $11,223,963  $85,778,979
                                               ============  ============  ============  ===========  ===========
   Accumulation units                          $368,078,838  $344,027,098  $394,121,852  $11,223,963  $85,761,334
   Contracts in payout (annuitization) period       342,547        81,782        67,852            0       17,645
                                               ------------  ------------  ------------  -----------  -----------
      Total net assets                         $368,421,385  $344,108,880  $394,189,704  $11,223,963  $85,778,979
                                               ============  ============  ============  ===========  ===========
Accumulation units outstanding                   27,536,857    21,366,957    16,951,318    1,261,706    7,858,873
                                               ============  ============  ============  ===========  ===========



                                                  Equity         Foreign    Fundamental     Global        Global
                                               Opportunities      Value        Growth        Bond        Equities
                                                 Portfolio      Portfolio    Portfolio     Portfolio    Portfolio
                                                 (Class 3)      (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                                ------------  ------------  -----------  ------------  -----------
Assets:
   Investments in Trusts, at net asset value    $30,473,527   $250,475,847  $65,512,346  $111,899,875  $17,737,627
   Dividends receivable                                   0              0            0             0            0
                                                -----------   ------------  -----------  ------------  -----------
      Total assets                              $30,473,527   $250,475,847  $65,512,346  $111,899,875  $17,737,627
Liabilities:                                              0              0            0             0            0
                                                -----------   ------------  -----------  ------------  -----------
Net assets:                                     $30,473,527   $250,475,847  $65,512,346  $111,899,875  $17,737,627
                                                ===========   ============  ===========  ============  ===========
   Accumulation units                           $30,457,602   $250,383,049  $65,507,593  $111,899,875  $17,736,607
   Contracts in payout (annuitization) period        15,925         92,798        4,753             0        1,020
                                                -----------   ------------  -----------  ------------  -----------
      Total net assets                          $30,473,527   $250,475,847  $65,512,346  $111,899,875  $17,737,627
                                                ===========   ============  ===========  ============  ===========
Accumulation units outstanding                    2,510,604     19,597,947    6,033,489     5,717,683    1,267,375
                                                ===========   ============  ===========  ============  ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2008
                                  (continued)

                                                                                                         International
                                                                                          International      Growth
                                                   Growth                     High-Yield   Diversified        and
                                               Opportunities  Growth-Income      Bond        Equities        Income
                                                 Portfolio      Portfolio     Portfolio     Portfolio      Portfolio
                                                 (Class 3)      (Class 3)     (Class 3)     (Class 3)      (Class 3)
                                               -------------  -------------  -----------  -------------  -------------
Assets:
   Investments in Trusts, at net asset value    $41,499,559    $12,111,735   $52,587,028   $191,793,161   $174,115,497
   Dividends receivable                                   0              0             0              0              0
                                                -----------    -----------   -----------   ------------   ------------
      Total assets                              $41,499,559    $12,111,735   $52,587,028   $191,793,161   $174,115,497
Liabilities:                                              0              0             0              0              0
                                                -----------    -----------   -----------   ------------   ------------
Net assets:                                     $41,499,559    $12,111,735   $52,587,028   $191,793,161   $174,115,497
                                                ===========    ===========   ===========   ============   ============
   Accumulation units                           $41,495,283    $12,105,997   $52,583,642   $191,739,658   $174,080,048
   Contracts in payout (annuitization) period         4,276          5,738         3,386         53,503         35,449
                                                -----------    -----------   -----------   ------------   ------------
      Total net assets                          $41,499,559    $12,111,735   $52,587,028   $191,793,161   $174,115,497
                                                ===========    ===========   ===========   ============   ============
Accumulation units outstanding                    9,697,948        664,354     3,893,054     20,024,399     17,353,104
                                                ===========    ===========   ===========   ============   ============

                                                                 MFS
                                                 Marsico    Massachusetts       MFS
                                                 Focused      Investors        Total       Mid-Cap        Real
                                                  Growth        Trust         Return        Growth       Estate
                                                Portfolio     Portfolio      Portfolio    Portfolio     Portfolio
                                                (Class 3)     (Class 3)      (Class 3)    (Class 3)     (Class 3)
                                               -----------  -------------  ------------  -----------  ------------
Assets:
   Investments in Trusts, at net asset value   $25,555,803   $54,369,774   $200,778,021  $49,132,664  $102,996,168
   Dividends receivable                                  0             0              0            0             0
                                               -----------   -----------   ------------  -----------  ------------
      Total assets                             $25,555,803   $54,369,774   $200,778,021  $49,132,664  $102,996,168
Liabilities:                                             0             0              0            0             0
                                               -----------   -----------   ------------  -----------  ------------
Net assets:                                    $25,555,803   $54,369,774   $200,778,021  $49,132,664  $102,996,168
                                               ===========   ===========   ============  ===========  ============
   Accumulation units                          $25,546,689   $54,349,132   $200,750,014  $49,123,643  $102,984,761
   Contracts in payout (annuitization) period        9,114        20,642         28,007        9,021        11,407
                                               -----------   -----------   ------------  -----------  ------------
      Total net assets                         $25,555,803   $54,369,774   $200,778,021  $49,132,664  $102,996,168
                                               ===========   ===========   ============  ===========  ============
Accumulation units outstanding                   3,288,769     3,410,408      9,391,238    7,175,903     7,733,538
                                               ===========   ===========   ============  ===========  ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2008
                                  (continued)

                                                 Small &
                                                    Mid         Small                                 Total
                                                    Cap        Company                   Telecom      Return
                                                   Value        Value      Technology    Utility       Bond
                                                 Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                                 (Class 3)    (Class 3)    (Class 3)    (Class 3)   (Class 3)
                                               ------------  -----------  -----------  ----------  -----------
Assets:
   Investments in Trusts, at net asset value   $226,990,705  $63,503,984  $11,373,447  $6,565,972  $80,663,357
   Dividends receivable                                   0            0            0           0            0
                                               ------------  -----------  -----------  ----------  -----------
      Total assets                             $226,990,705  $63,503,984  $11,373,447  $6,565,972  $80,663,357
Liabilities:                                              0            0            0           0            0
                                               ------------  -----------  -----------  ----------  -----------
Net assets:                                    $226,990,705  $63,503,984  $11,373,447  $6,565,972  $80,663,357
                                               ============  ===========  ===========  ==========  ===========
   Accumulation units                          $226,928,937  $63,494,679  $11,373,447  $6,565,972  $80,663,357
   Contracts in payout (annuitization) period        61,768        9,305            0           0            0
                                               ------------  -----------  -----------  ----------  -----------
      Total net assets                         $226,990,705  $63,503,984  $11,373,447  $6,565,972  $80,663,357
                                               ============  ===========  ===========  ==========  ===========
Accumulation units outstanding                   19,911,678   10,485,697    8,297,874     609,731    3,920,292
                                               ============  ===========  ===========  ==========  ===========


                                                                             Growth
                                                 Capital                       and       Diversified     Equity
                                                  Growth      Comstock       Income     International    Income
                                                Portfolio     Portfolio     Portfolio      Account       Account
                                                (Class II)   (Class II)    (Class II)     (Class 1)     (Class 1)
                                               -----------  ------------  ------------  -------------  -----------
Assets:
   Investments in Trusts, at net asset value   $11,619,042  $192,729,911  $359,361,497    $2,209,666   $28,164,053
   Dividends receivable                                  0             0             0             0             0
                                               -----------  ------------  ------------    ----------   -----------
      Total assets                             $11,619,042  $192,729,911  $359,361,497    $2,209,666   $28,164,053
Liabilities:                                             0             0             0             0             0
                                               -----------  ------------  ------------    ----------   -----------
Net assets:                                    $11,619,042  $192,729,911  $359,361,497    $2,209,666   $28,164,053
                                               ===========  ============  ============    ==========   ===========
   Accumulation units                          $11,610,966  $192,638,330  $359,191,127    $2,209,666   $28,156,450
   Contracts in payout (annuitization) period        8,076        91,581       170,370             0         7,603
                                               -----------  ------------  ------------    ----------   -----------
      Total net assets                         $11,619,042  $192,729,911  $359,361,497    $2,209,666   $28,164,053
                                               ===========  ============  ============    ==========   ===========
Accumulation units outstanding                   2,073,166    22,559,089    35,118,591       466,175     3,970,484
                                               ===========  ============  ============    ==========   ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2008
                                  (continued)

                                                             LargeCap
                                                               Blend     LargeCap    MidCap       Money
                                                  Income      Account     Growth      Stock       Market
                                                 Account        II       Account     Account     Account
                                                (Class 1)    (Class 1)  (Class 1)   (Class 1)   (Class 1)
                                               -----------  ----------  ---------  ----------  -----------
Assets:
   Investments in Trusts, at net asset value   $11,598,933  $4,143,148   $724,967  $3,240,323  $13,775,954
   Dividends receivable                                  0           0          0           0        6,629
                                               -----------  ----------   --------  ----------  -----------
      Total assets                             $11,598,933  $4,143,148   $724,967  $3,240,323  $13,782,583
Liabilities:                                             0           0          0           0            0
                                               -----------  ----------   --------  ----------  -----------
Net assets:                                    $11,598,933  $4,143,148   $724,967  $3,240,323  $13,782,583
                                               ===========  ==========   ========  ==========  ===========
   Accumulation units                          $11,597,018  $4,141,642   $724,967  $3,239,635  $13,781,587
   Contracts in payout (annuitization) period        1,915       1,506          0         688          996
                                               -----------  ----------   --------  ----------  -----------
      Total net assets                         $11,598,933  $4,143,148   $724,967  $3,240,323  $13,782,583
                                               ===========  ==========   ========  ==========  ===========
Accumulation units outstanding                   1,609,192     903,074    147,848     476,725    2,218,282
                                               ===========  ==========   ========  ==========  ===========
                                                              Real                       SAM           SAM
                                                Mortgage     Estate        SAM      Conservative  Conservative
                                               Securities  Securities    Balanced      Balanced      Growth
                                                 Account     Account    Portfolio     Portfolio     Portfolio
                                                (Class 1)   (Class 1)   (Class 1)     (Class 1)     (Class 1)
                                               ----------  ----------  -----------  ------------  ------------
Assets:
   Investments in Trusts, at net asset value   $7,105,252   $655,991   $97,804,678   $9,509,564    $36,058,775
   Dividends receivable                                 0          0             0            0              0
                                               ----------   --------   -----------   ----------    -----------
      Total assets                             $7,105,252   $655,991   $97,804,678   $9,509,564    $36,058,775
Liabilities:                                            0          0             0            0              0
                                               ----------   --------   -----------   ----------    -----------
Net assets:                                    $7,105,252   $655,991   $97,804,678   $9,509,564    $36,058,775
                                               ==========   ========   ===========   ==========    ===========
   Accumulation units                          $7,070,308   $655,991   $97,650,535   $9,504,480    $35,916,034
   Contracts in payout (annuitization) period      34,944          0       154,143        5,084        142,741
                                               ----------   --------   -----------   ----------    -----------
      Total net assets                         $7,105,252   $655,991   $97,804,678   $9,509,564    $36,058,775
                                               ==========   ========   ===========   ==========    ===========
Accumulation units outstanding                    980,933     57,651    12,410,964    1,551,759      4,717,995
                                               ==========   ========   ===========   ==========    ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2008
                                  (continued)

                                                   SAM          SAM                  SmallCap    SmallCap
                                                 Flexible    Strategic   Short-Term   Growth       Value
                                                  Income       Growth      Income     Account     Account
                                                Portfolio    Portfolio     Account      II          I
                                                (Class 1)    (Class 1)    (Class 1)  (Class 1)   (Class 1)
                                               -----------  -----------  ----------  ---------  ----------
Assets:
   Investments in Trusts, at net asset value   $20,706,070  $11,665,110  $2,935,709   $593,049   $211,294
   Dividends receivable                                  0            0           0          0          0
                                               -----------  -----------  ----------   --------   --------
      Total assets                             $20,706,070  $11,665,110  $2,935,709   $593,049   $211,294
Liabilities:                                             0            0           0          0          0
                                               -----------  -----------  ----------   --------   --------
Net assets:                                    $20,706,070  $11,665,110  $2,935,709   $593,049   $211,294
                                               ===========  ===========  ==========   ========   ========
   Accumulation units                          $20,678,529  $11,665,110  $2,932,726   $592,509   $211,294
   Contracts in payout (annuitization) period       27,541            0       2,983        540          0
                                               -----------  -----------  ----------   --------   --------
      Total net assets                         $20,706,070  $11,665,110  $2,935,709   $593,049   $211,294
                                               ===========  ===========  ==========   ========   ========
Accumulation units outstanding                   2,823,988    1,476,341     438,301    144,293     31,852
                                               ===========  ===========  ==========   ========   ========

                                                   West                                              LargeCap
                                                  Coast      Diversified      Equity                  Blend
                                                  Equity    International     Income      Income      Account
                                                 Account       Account       Account      Account       II
                                                (Class 1)     (Class 2)     (Class 2)    (Class 2)   (Class 2)
                                               -----------  -------------  -----------  ----------  ----------
Assets:
   Investments in Trusts, at net asset value   $16,032,434    $1,368,024   $22,674,096  $7,458,920   $680,571
   Dividends receivable                                  0             0             0           0          0
                                               -----------    ----------   -----------  ----------   --------
      Total assets                             $16,032,434    $1,368,024   $22,674,096  $7,458,920   $680,571
Liabilities:                                             0             0             0           0          0
                                               -----------    ----------   -----------  ----------   --------
Net assets:                                    $16,032,434    $1,368,024   $22,674,096  $7,458,920   $680,571
                                               ===========    ==========   ===========  ==========   ========
   Accumulation units                          $16,030,669    $1,368,024   $22,674,096  $7,458,920   $680,571
   Contracts in payout (annuitization) period        1,765             0             0           0          0
                                               -----------    ----------   -----------  ----------   --------
      Total net assets                         $16,032,434    $1,368,024   $22,674,096  $7,458,920   $680,571
                                               ===========    ==========   ===========  ==========   ========
Accumulation units outstanding                   1,811,699       295,919     3,312,824   1,058,743    152,486
                                               ===========    ==========   ===========  ==========   ========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2008
                                  (continued)

                                                                                                 Real
                                                LargeCap    MidCap      Money      Mortgage     Estate
                                                 Growth     Stock       Market    Securities  Securities
                                                Account    Account     Account      Account     Account
                                               (Class 2)  (Class 2)   (Class 2)    (Class 2)   (Class 2)
                                               ---------  ---------  -----------  ----------  ----------
Assets:
   Investments in Trusts, at net asset value    $365,890   $794,108  $14,294,323  $2,066,764   $ 546,928
   Dividends receivable                                0          0        5,644           0           0
                                                --------   --------  -----------  ----------   ---------
      Total assets                              $365,890   $794,108  $14,299,967  $2,066,764   $ 546,928
Liabilities:                                           0          0            0           0           0
                                                --------   --------  -----------  ----------   ---------
Net assets:                                     $365,890   $794,108  $14,299,967  $2,066,764   $ 546,928
                                                ========   ========  ===========  ==========   =========
   Accumulation units                           $365,890   $794,108  $14,299,967  $2,066,764   $ 546,928
   Contracts in payout (annuitization) period          0          0            0           0           0
                                                --------   --------  -----------  ----------   ---------
      Total net assets                          $365,890   $794,108  $14,299,967  $2,066,764   $ 546,928
                                                ========   ========  ===========  ==========   =========
Accumulation units outstanding                    76,287    120,400    2,367,912     293,961      48,396
                                                ========   ========  ===========  ==========   =========

                                                                SAM            SAM          SAM          SAM
                                                   SAM      Conservative  Conservative    Flexible    Strategic
                                                 Balanced     Balanced       Growth        Income      Growth
                                                Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                (Class 2)     (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                               -----------  ------------  ------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $69,095,751   $9,761,789    $31,929,924  $19,300,818  $15,090,465
   Dividends receivable                                  0            0              0            0            0
                                               -----------   ----------    -----------  -----------  -----------
      Total assets                             $69,095,751   $9,761,789    $31,929,924  $19,300,818  $15,090,465
Liabilities:                                             0            0              0            0            0
                                               -----------   ----------    -----------  -----------  -----------
Net assets:                                    $69,095,751   $9,761,789    $31,929,924  $19,300,818  $15,090,465
                                               ===========   ==========    ===========  ===========  ===========
   Accumulation units                          $69,066,567   $9,761,789    $31,929,924  $19,275,621  $15,090,465
   Contracts in payout (annuitization) period       29,184            0              0       25,197            0
                                               -----------   ----------    -----------  -----------  -----------
      Total net assets                         $69,095,751   $9,761,789    $31,929,924  $19,300,818  $15,090,465
                                               ===========   ==========    ===========  ===========  ===========
Accumulation units outstanding                   8,976,782    1,589,201      4,286,571    2,695,421    1,962,628
                                               ===========   ==========    ===========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2008
                                  (continued)


                                                                                              Columbia
                                                                                                Asset
                                                            SmallCap   SmallCap     West     Allocation
                                               Short-Term    Growth     Value       Coast       Fund,
                                                 Income     Account    Account     Equity     Variable
                                                 Account       II         I        Account     Series
                                                (Class 2)  (Class 2)  (Class 2)   (Class 2)   (Class A)
                                               ----------  ---------  ---------  ----------  ----------
Assets:
   Investments in Trusts, at net asset value   $1,610,919   $308,928   $100,645  $4,534,019   $845,416
   Dividends receivable                                 0          0          0           0          0
                                               ----------   --------   --------  ----------  ---------
      Total assets                             $1,610,919   $308,928   $100,645  $4,534,019   $845,416
Liabilities:                                            0          0          0           0          0
                                               ----------   --------   --------  ----------  ---------
Net assets:                                    $1,610,919   $308,928   $100,645  $4,534,019   $845,416
                                               ==========   ========   ========  ==========  =========
   Accumulation units                          $1,610,919   $308,928   $100,645  $4,534,019   $845,416
   Contracts in payout (annuitization) period           0          0          0           0          0
                                               ----------   --------   --------  ----------  ---------
      Total net assets                         $1,610,919   $308,928   $100,645  $4,534,019   $845,416
                                               ==========   ========   ========  ==========  =========
Accumulation units outstanding                    245,835     77,093     15,299     529,300     98,468
                                               ==========   ========   ========  ==========  =========

                                                Columbia    Columbia                  Columbia
                                                  Large       Small      Columbia     Marsico     Columbia
                                                   Cap      Company        High       Focused      Marsico
                                                  Value      Growth       Yield       Equities     Growth
                                                  Fund,       Fund,        Fund,       Fund,        Fund,
                                                Variable    Variable     Variable     Variable    Variable
                                                 Series      Series       Series       Series      Series
                                                (Class A)   (Class A)   (Class A)    (Class A)    (Class A)
                                               ----------  ----------  -----------  -----------  ----------
Assets:
   Investments in Trusts, at net asset value   $4,302,907  $2,142,258  $16,096,884  $42,729,644  $3,949,604
   Dividends receivable                                 0           0            0            0           0
                                               ----------  ----------  -----------  -----------  ----------
      Total assets                             $4,302,907  $2,142,258  $16,096,884  $42,729,644  $3,949,604
Liabilities:                                            0           0            0            0           0
                                               ----------  ----------  -----------  -----------  ----------
Net assets:                                    $4,302,907  $2,142,258  $16,096,884  $42,729,644  $3,949,604
                                               ==========  ==========  ===========  ===========  ==========
   Accumulation units                          $4,302,907  $2,142,258  $16,090,701  $42,717,905  $3,949,604
   Contracts in payout (annuitization) period           0           0        6,183       11,739           0
                                               ----------  ----------  -----------  -----------  ----------
      Total net assets                         $4,302,907  $2,142,258  $16,096,884  $42,729,644  $3,949,604
                                               ==========  ==========  ===========  ===========  ==========
Accumulation units outstanding                    521,919     273,607    1,370,354    5,561,387     541,437
                                               ==========  ==========  ===========  ===========  ==========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2008
                                  (continued)

                                                Columbia    Columbia      Columbia
                                                 Marsico       Mid        Marsico
                                                  21st         Cap     International
                                                 Century     Growth    Opportunities
                                                  Fund,       Fund,        Fund,         Asset        Global
                                                Variable    Variable      Variable     Allocation     Growth
                                                 Series      Series        Series         Fund         Fund
                                                (Class A)   (Class A)    (Class B)     (Class 2)     (Class 2)
                                               ----------  ----------  -------------  -----------  ------------
Assets:
   Investments in Trusts, at net asset value   $1,456,190  $1,123,982    $4,425,940   $84,806,694  $305,800,211
   Dividends receivable                                 0           0             0             0             0
                                               ----------  ----------    ----------   -----------  ------------
      Total assets                             $1,456,190  $1,123,982    $4,425,940   $84,806,694  $305,800,211
Liabilities:                                            0           0             0             0             0
                                               ----------  ----------    ----------   -----------  ------------
Net assets:                                    $1,456,190  $1,123,982    $4,425,940   $84,806,694  $305,800,211
                                               ==========  ==========    ==========   ===========  ============
   Accumulation units                          $1,456,190  $1,123,982    $4,425,940   $84,714,734  $305,529,050
   Contracts in payout (annuitization) period           0           0             0        91,960       271,161
                                               ----------  ----------    ----------   -----------  ------------
      Total net assets                         $1,456,190  $1,123,982    $4,425,940   $84,806,694  $305,800,211
                                               ==========  ==========    ==========   ===========  ============
Accumulation units outstanding                    138,259     179,757       380,058     7,239,553    20,560,268
                                               ==========  ==========    ==========   ===========  ============





                                                                               Asset         Cash
                                                  Growth     Growth-Income   Allocation   Management     Growth
                                                   Fund           Fund          Fund         Fund         Fund
                                                 (Class 2)     (Class 2)     (Class 3)    (Class 3)     (Class 3)
                                               ------------  -------------  -----------  -----------  ------------
Assets:
   Investments in Trusts, at net asset value   $394,455,264   $410,931,178  $41,036,878  $25,225,866  $197,665,581
   Dividends receivable                                   0              0            0            0             0
                                               ------------   ------------  -----------  -----------  ------------
      Total assets                             $394,455,264   $410,931,178  $41,036,878  $25,225,866  $197,665,581
Liabilities:                                              0              0            0            0             0
                                               ------------   ------------  -----------  -----------  ------------
Net assets:                                    $394,455,264   $410,931,178  $41,036,878  $25,225,866  $197,665,581
                                               ============   ============  ===========  ===========  ============
   Accumulation units                          $394,304,635   $410,681,390  $40,190,284  $24,463,932  $191,755,266
   Contracts in payout (annuitization) period       150,629        249,788      846,594      761,934     5,910,315
                                               ------------   ------------  -----------  -----------  ------------
      Total net assets                         $394,455,264   $410,931,178  $41,036,878  $25,225,866  $197,665,581
                                               ============   ============  ===========  ===========  ============
Accumulation units outstanding                   32,104,323     35,657,770    1,178,662    1,113,284     1,767,217
                                               ============   ============  ===========  ===========  ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2008
                                  (continued)

                                                                                                U.S.
                                                                                          Government/AAA-     Growth
                                                              High-Income                      Rated           and
                                               Growth-Income     Bond      International     Securities       Income
                                                    Fund         Fund           Fund            Fund         Portfolio
                                                 (Class 3)     (Class 3)     (Class 3)       (Class 3)      (Class VC)
                                               -------------  -----------  -------------  ---------------  ------------
Assets:
   Investments in Trusts, at net asset value    $205,009,214  $18,134,272   $56,701,012     $33,001,741    $191,962,266
   Dividends receivable                                    0            0             0               0               0
                                                ------------  -----------   -----------     -----------    ------------
      Total assets                              $205,009,214  $18,134,272   $56,701,012     $33,001,741    $191,962,266
Liabilities:                                               0            0             0               0               0
                                                ------------  -----------   -----------     -----------    ------------
Net assets:                                     $205,009,214  $18,134,272   $56,701,012     $33,001,741    $191,962,266
                                                ============  ===========   ===========     ===========    ============
   Accumulation units                           $198,434,163  $17,375,302   $55,896,772     $31,926,481    $191,886,648
   Contracts in payout (annuitization) period      6,575,051      758,970       804,240       1,075,260          75,618
                                                ------------  -----------   -----------     -----------    ------------
      Total net assets                          $205,009,214  $18,134,272   $56,701,012     $33,001,741    $191,962,266
                                                ============  ===========   ===========     ===========    ============
Accumulation units outstanding                     2,421,334      352,080     1,671,356         920,427      22,178,040
                                                ============  ===========   ===========     ===========    ============


                                                   Mid         BB&T                    BB&T          BB&T
                                                   Cap        Capital      BB&T         Mid        Special
                                                  Value       Manager      Large        Cap     Opportunities
                                                 Portfolio    Equity        Cap       Growth        Equity
                                                (Class VC)      VIF         VIF         VIF          VIF
                                               -----------  ----------  ----------  ----------  -------------
Assets:
   Investments in Trusts, at net asset value   $33,200,982  $2,485,457  $1,932,960  $2,364,860    $9,070,268
   Dividends receivable                                  0           0           0           0             0
                                               -----------  ----------  ----------  ----------    ----------
      Total assets                             $33,200,982  $2,485,457  $1,932,960  $2,364,860    $9,070,268
Liabilities:                                             0           0           0           0             0
                                               -----------  ----------  ----------  ----------    ----------
Net assets:                                    $33,200,982  $2,485,457  $1,932,960  $2,364,860    $9,070,268
                                               ===========  ==========  ==========  ==========    ==========
   Accumulation units                          $33,156,483  $2,485,457  $1,932,960  $2,364,860    $9,070,268
   Contracts in payout (annuitization) period       44,499           0           0           0             0
                                               -----------  ----------  ----------  ----------    ----------
      Total net assets                         $33,200,982  $2,485,457  $1,932,960  $2,364,860    $9,070,268
                                               ===========  ==========  ==========  ==========    ==========
Accumulation units outstanding                   3,725,186     341,013     271,911     344,753       979,881
                                               ===========  ==========  ==========  ==========    ==========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2008
                                  (continued)



                                                                                 MTB
                                                  BB&T        MTB      MTB     Managed
                                                  Total      Large    Large   Allocation
                                                 Return      Cap       Cap      Fund -
                                                  Bond      Growth    Value   Aggressive
                                                   VIF      Fund II  Fund II   Growth II
                                               ----------  --------  -------  ----------
Assets:
   Investments in Trusts, at net asset value   $9,579,684   $14,164   $3,778    $14,663
   Dividends receivable                                 0         0        0          0
                                               ----------   -------   ------    -------
      Total assets                             $9,579,684   $14,164   $3,778    $14,663
Liabilities:                                            0         0        0          0
                                               ----------   -------   ------    -------
Net assets:                                    $9,579,684   $14,164   $3,778    $14,663
                                               ==========   =======   ======    =======
   Accumulation units                          $9,579,684   $14,164   $3,778    $14,663
   Contracts in payout (annuitization) period           0         0        0          0
                                               ----------   -------   ------    -------
      Total net assets                         $9,579,684   $14,164   $3,778    $14,663
                                               ==========   =======   ======    =======
Accumulation units outstanding                    881,670     2,242      652      2,404
                                               ==========   =======   ======    =======

                                                                                       Franklin
                                                                                      Templeton
                                                    MTB          MTB                     VIP
                                                  Managed      Managed    Franklin    Founding
                                                Allocation   Allocation    Income       Funds
                                                  Fund -       Fund -    Securities  Allocation
                                               Conservative   Moderate      Fund         Fund
                                                 Growth II    Growth II   (Class 2)   (Class 2)
                                               ------------  ----------  ----------  -----------
Assets:
   Investments in Trusts, at net asset value       $152        $1,697    $7,131,063  $18,615,929
   Dividends receivable                               0             0             0            0
                                                   ----        ------    ----------  -----------
      Total assets                                 $152        $1,697    $7,131,063  $18,615,929
Liabilities:                                          0             0             0            0
                                                   ----        ------    ----------  -----------
Net assets:                                        $152        $1,697    $7,131,063  $18,615,929
                                                   ====        ======    ==========  ===========
   Accumulation units                              $152        $1,697    $7,131,063  $18,615,929
   Contracts in payout (annuitization) period         0             0             0            0
                                                   ----        ------    ----------  -----------
      Total net assets                             $152        $1,697    $7,131,063  $18,615,929
                                                   ====        ======    ==========  ===========
Accumulation units outstanding                       19           234     1,013,572    2,814,991
                                                   ====        ======    ==========  ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                         Contracts With            Contracts With            Contracts With
                                                     Total Expenses of 1.15    Total Expenses of 1.30    Total Expenses of 1.40
                                                   ------------------------- ------------------------- -------------------------
                                                                 Unit value                Unit value                Unit value
                                                   Accumulation      of      Accumulation      of      Accumulation      of
                                                      units     accumulation    units     accumulation    units     accumulation
Variable Accounts                                   outstanding    units     outstanding      units     outstanding     units
-------------------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                      --       $   --           --      $    --           --       $   --
   Capital Appreciation Portfolio (Class 1)                  --           --           --           --           --           --
   Government and Quality Bond Portfolio (Class 1)           --           --           --           --           --           --
   Growth Portfolio (Class 1)                                --           --           --           --           --           --
   Natural Resources Portfolio (Class 1)                     --           --           --           --           --           --
   Asset Allocation Portfolio (Class 2)                      --           --           --           --           --           --
   Capital Appreciation Portfolio (Class 2)                  --           --           --           --      130,389        32.10
   Government and Quality Bond Portfolio (Class 2)           --           --           --           --           --           --
   Growth Portfolio (Class 2)                                --           --           --           --           --           --
   Natural Resources Portfolio (Class 2)                     --           --           --           --           --           --
   Asset Allocation Portfolio (Class 3)                   2,129         8.64           --           --        4,166         8.60
   Capital Appreciation Portfolio (Class 3)              66,090         8.09           --           --       43,950         8.03
   Government and Quality Bond Portfolio (Class 3)      214,075        10.95           --           --      175,505        10.89
   Growth Portfolio (Class 3)                            54,155         6.95           --           --       45,559         6.92
   Natural Resources Portfolio (Class 3)                 42,272         7.18           --           --       60,939         7.14

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                     --       $   --           --      $    --           --       $   --
   Alliance Growth Portfolio (Class 1)                       --           --           --           --           --           --
   Balanced Portfolio (Class 1)                              --           --           --           --           --           --
   Blue Chip Growth Portfolio (Class 1)                      --           --           --           --           --           --
   Capital Growth Portfolio (Class 1)                        --           --           --           --           --           --
   Cash Management Portfolio (Class 1)                       --           --           --           --           --           --
   Corporate Bond Portfolio (Class 1)                        --           --           --           --           --           --
   Davis Venture Value Portfolio (Class 1)                   --           --           --           --           --           --
   "Dogs" of Wall Street Portfolio (Class 1)                 --           --           --           --           --           --
   Emerging Markets Portfolio (Class 1)                      --           --           --           --           --           --
   Equity Opportunities Portfolio (Class 1)                  --           --           --           --           --           --
   Fundamental Growth Portfolio (Class 1)                    --           --           --           --           --           --
   Global Bond Portfolio (Class 1)                           --           --           --           --           --           --
   Global Equities Portfolio (Class 1)                       --           --           --           --           --           --
   Growth Opportunities Portfolio (Class 1)                  --           --           --           --           --           --
   Growth-Income Portfolio (Class 1)                         --           --           --           --           --           --
   High-Yield Bond Portfolio (Class 1)                       --           --           --           --           --           --
   International Diversified Equities Portfolio
      (Class 1)                                              --           --           --           --           --           --
   International Growth and Income Portfolio
      (Class 1)                                              --           --           --           --           --           --
   Marsico Focused Growth Portfolio (Class 1)                --           --           --           --           --           --
   MFS Massachusetts Investors Trust Portfolio
      (Class 1)                                              --           --           --           --           --           --
   MFS Total Return Portfolio (Class 1)                      --           --           --           --           --           --
   Mid-Cap Growth Portfolio (Class 1)                        --           --           --           --           --           --
   Real Estate Portfolio (Class 1)                           --           --           --           --           --           --
   Technology Portfolio (Class 1)                            --           --           --           --           --           --
   Telecom Utility Portfolio (Class 1)                       --           --           --           --           --           --
   Total Return Bond Portfolio (Class 1)                     --           --           --           --           --           --
   Aggressive Growth Portfolio (Class 2)                     --           --           --           --           --           --
   Alliance Growth Portfolio (Class 2)                       --           --           --           --       28,518        21.84
   Balanced Portfolio (Class 2)                              --           --           --           --           --           --
   Blue Chip Growth Portfolio (Class 2)                      --           --           --           --           --           --
   Capital Growth Portfolio (Class 2)                        --           --           --           --           --           --
   Cash Management Portfolio (Class 2)                       --           --           --           --           --           --
   Corporate Bond Portfolio (Class 2)                        --           --           --           --           --           --
   Davis Venture Value Portfolio (Class 2)                   --           --           --           --       84,431        24.73
   "Dogs" of Wall Street Portfolio (Class 2)                 --           --           --           --           --           --
   Emerging Markets Portfolio (Class 2)                      --           --           --           --           --           --
   Equity Opportunities Portfolio (Class 2)                  --           --           --           --           --           --
   Foreign Value Portfolio (Class 2)                         --           --           --           --           --           --
   Fundamental Growth Portfolio (Class 2)                    --           --           --           --           --           --
   Global Bond Portfolio (Class 2)                           --           --           --           --           --           --
   Global Equities Portfolio (Class 2)                       --           --           --           --       79,617        14.78
   Growth Opportunities Portfolio (Class 2)                  --           --           --           --           --           --
   Growth-Income Portfolio (Class 2)                         --           --           --           --           --           --
   High-Yield Bond Portfolio (Class 2)                       --           --           --           --           --           --
   International Diversified Equities Portfolio
      (Class 2)                                              --           --           --           --           --           --
   International Growth and Income Portfolio
      (Class 2)                                              --           --           --           --           --           --
   Marsico Focused Growth Portfolio (Class 2)                --           --           --           --           --           --
   MFS Massachusetts Investors Trust Portfolio
      (Class 2)                                              --           --           --           --           --           --
   MFS Total Return Portfolio (Class 2)                      --           --           --           --           --           --
   Mid-Cap Growth Portfolio (Class 2)                        --           --           --           --       92,337         6.99
   Real Estate Portfolio (Class 2)                           --           --           --           --           --           --
   Small & Mid Cap Value Portfolio (Class 2)                 --           --           --           --           --           --
   Technology Portfolio (Class 2)                            --           --           --           --       75,768         1.39
   Telecom Utility Portfolio (Class 2)                       --           --           --           --           --           --
   Total Return Bond Portfolio (Class 2)                     --           --           --           --           --           --
   Aggressive Growth Portfolio (Class 3)                  8,188         5.19           --           --          217         5.14
   Alliance Growth Portfolio (Class 3)                   69,663         7.08           --           --       63,552         7.03
   American Funds Asset Allocation SAST Portfolio
      (Class 3)                                          38,713         7.66           --           --       66,879         7.61
   American Funds Global Growth SAST Portfolio
      (Class 3)                                         102,626         7.45           --           --      148,024         7.41
   American Funds Growth SAST Portfolio (Class 3)       101,706         6.48           --           --      124,177         6.44
   American Funds Growth-Income SAST Portfolio
      (Class 3)                                         121,612         6.80           --           --      145,011         6.76
   Balanced Portfolio (Class 3)                           3,354         8.08           --           --        3,603         8.03
   Blue Chip Growth Portfolio (Class 3)                   7,782         7.25           --           --        2,323         7.20
   Capital Growth Portfolio (Class 3)                    47,041         6.51           --           --       47,942         6.48
   Cash Management Portfolio (Class 3)                  107,577        10.40           --           --       72,770        10.34
   Corporate Bond Portfolio (Class 3)                   185,819         9.71           --           --      158,234         9.66
   Davis Venture Value Portfolio (Class 3)              136,578         6.92           --           --      160,001         6.88
   "Dogs" of Wall Street Portfolio (Class 3)              2,080         7.72           --           --          829         7.69
   Emerging Markets Portfolio (Class 3)                  56,963         7.08           --           --       54,010         7.04
   Equity Opportunities Portfolio (Class 3)               3,706         6.59           --           --        2,136         6.55
   Foreign Value Portfolio (Class 3)                     43,622         7.41           --           --       51,144         7.35
   Fundamental Growth Portfolio (Class 3)                74,970         6.86           --           --       75,084         6.81
   Global Bond Portfolio (Class 3)                       35,733        11.57           --           --       41,600        11.50
   Global Equities Portfolio (Class 3)                   12,150         6.88           --           --        2,019         6.84
   Growth Opportunities Portfolio (Class 3)              29,085         8.26           --           --       23,463         8.21
   Growth-Income Portfolio (Class 3)                      1,634         6.61           --           --        3,973         6.59
   High-Yield Bond Portfolio (Class 3)                   19,351         7.03           --           --       32,345         6.99
   International Diversified Equities Portfolio
      (Class 3)                                          82,498         7.47           --           --       74,920         7.43
   International Growth and Income Portfolio
      (Class 3)                                         192,026         6.28           --           --      172,466         6.25
   Marsico Focused Growth Portfolio (Class 3)            27,991         7.31           --           --       16,502         7.26

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                         Contracts With            Contracts With            Contracts With
                                                     Total Expenses of 1.15    Total Expenses of 1.30    Total Expenses of 1.40
                                                   ------------------------- ------------------------- -------------------------
                                                                 Unit value                Unit value                Unit value
                                                   Accumulation      of      Accumulation      of      Accumulation      of
                                                      units     accumulation    units     accumulation    units     accumulation
Variable Accounts                                   outstanding    units     outstanding      units     outstanding     units
-------------------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust Portfolio
      (Class 3)                                          22,972       $ 7.84           --      $    --       18,235      $  7.79
   MFS Total Return Portfolio (Class 3)                  33,224         8.44           --           --       11,498         8.39
   Mid-Cap Growth Portfolio (Class 3)                    12,758         7.06           --           --       17,210         7.03
   Real Estate Portfolio (Class 3)                      118,578         5.22           --           --      125,509         5.19
   Small & Mid Cap Value Portfolio (Class 3)            140,234         7.10           --           --      122,338         7.06
   Small Company Value Portfolio (Class 3)               61,525         6.63           --           --       71,727         6.59
   Technology Portfolio (Class 3)                         5,461         6.22           --           --        1,489         6.18
   Telecom Utility Portfolio (Class 3)                    6,874         8.26           --           --        4,666         8.22
   Total Return Bond Portfolio (Class 3)                 79,680        11.32           --           --       29,881        11.23

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                                  32       $ 6.22           --      $    --        3,517      $  6.18
   Comstock Portfolio                                    63,928         6.66           --           --       48,817         6.62
   Growth and Income Portfolio                          157,141         7.40           --           --      139,266         7.36

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
   Diversified International Account (Class 1)               --       $   --           --      $    --      415,167      $  4.75
   Equity Income Account (Class 1)                           --           --           --           --    3,179,511         7.12
   Income Account (Class 1)                                  --           --           --           --    1,208,370         7.24
   LargeCap Blend Account II (Class 1)                       --           --           --           --      476,902         4.62
   LargeCap Growth Account (Class 1)                         --           --           --           --       81,437         4.94
   MidCap Stock Account (Class 1)                            --           --           --           --      373,546         6.83
   Money Market Account (Class 1)                            --           --           --           --    1,777,181         6.23
   Mortgage Securities Account (Class 1)                     --           --           --           --      672,694         7.29
   Real Estate Securities Account (Class 1)                  --           --           --           --       50,005        11.41
   SAM Balanced Portfolio (Class 1)                          --           --           --           --    7,920,774         7.93
   SAM Conservative Balanced Portfolio (Class 1)             --           --           --           --    1,147,150         6.16
   SAM Conservative Growth Portfolio (Class 1)               --           --           --           --    2,291,525         7.71
   SAM Flexible Income Portfolio (Class 1)                   --           --           --           --    1,967,367         7.37
   SAM Strategic Growth Portfolio (Class 1)                  --           --           --           --      888,507         7.95
   Short-Term Income Account (Class 1)                       --           --           --           --      237,566         6.77
   SmallCap Growth Account II (Class 1)                      --           --           --           --       94,398         4.14
   SmallCap Value Account I (Class 1)                        --           --           --           --       26,072         6.65
   West Coast Equity Account (Class 1)                       --           --           --           --    1,452,612         8.88
   Diversified International Account (Class 2)               --           --           --           --           --           --
   Equity Income Account (Class 2)                           --           --           --           --           --           --
   Income Account (Class 2)                                  --           --           --           --           --           --
   LargeCap Blend Account II (Class 2)                       --           --           --           --           --           --
   LargeCap Growth Account (Class 2)                         --           --           --           --           --           --
   MidCap Stock Account (Class 2)                            --           --           --           --           --           --
   Money Market Account (Class 2)                            --           --           --           --           --           --
   Mortgage Securities Account (Class 2)                     --           --           --           --           --           --
   Real Estate Securities Account (Class 2)                  --           --           --           --           --           --
   SAM Balanced Portfolio (Class 2)                          --           --           --           --           --           --
   SAM Conservative Balanced Portfolio (Class 2)             --           --           --           --           --           --
   SAM Conservative Growth Portfolio (Class 2)               --           --           --           --           --           --
   SAM Flexible Income Portfolio (Class 2)                   --           --           --           --           --           --
   SAM Strategic Growth Portfolio (Class 2)                  --           --           --           --           --           --
   Short-Term Income Account (Class 2)                       --           --           --           --           --           --
   SmallCap Growth Account II (Class 2)                      --           --           --           --           --           --
   SmallCap Value Account I (Class 2)                        --           --           --           --           --           --
   West Coast Equity Account (Class 2)                       --           --           --           --           --           --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class A):
   Columbia Asset Allocation Fund, Variable Series           --       $   --           --      $    --           --       $   --
   Columbia Large Cap Value Fund, Variable Series            --           --           --           --           --           --
   Columbia Small Company Growth Fund, Variable
      Series                                                 --           --           --           --           --           --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
   Columbia High Yield Fund, Variable Series
      (Class A)                                              --       $   --           --      $    --           --      $    --
   Columbia Marsico Focused Equities Fund,
      Variable Series (Class A)                              --           --           --           --           --           --
   Columbia Marsico Growth Fund, Variable Series
      (Class A)                                              --           --           --           --           --           --
   Columbia Marsico 21st Century Fund, Variable
      Series (Class A)                                       --           --           --           --           --           --
   Columbia Mid Cap Growth Fund, Variable Series
      (Class A)                                              --           --           --           --           --           --
   Columbia Marsico International Opportunities
      Fund, Variable Series (Class B)                        --           --           --           --           --           --

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                           --       $   --           --      $    --           --      $    --
   Global Growth Fund (Class 2)                              --           --           --           --           --           --
   Growth Fund (Class 2)                                     --           --           --           --           --           --
   Growth-Income Fund (Class 2)                              --           --           --           --           --           --
   Asset Allocation Fund (Class 3)                           --           --    1,132,660        34.83       46,002        34.44
   Cash Management Fund (Class 3)                            --           --    1,078,427        22.67       34,857        22.42
   Growth Fund (Class 3)                                     --           --    1,716,703       111.89       50,514       110.64
   Growth-Income Fund (Class 3)                              --           --    2,326,416        84.70       94,918        83.76
   High-Income Bond Fund (Class 3)                           --           --      341,226        51.52       10,854        50.95
   International Fund (Class 3)                              --           --    1,623,823        33.94       47,533        33.56
   U.S. Government/AAA-Rated Securities Fund
      (Class 3)                                              --           --      883,146        35.87       37,281        35.47

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                           99,870       $ 6.83           --      $    --      111,854      $  6.77
   Mid Cap Value Portfolio                                   --           --           --           --           --           --

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF Portfolio                 --       $   --           --      $    --           --      $    --
   BB&T Large Cap VIF Portfolio                              --           --           --           --           --           --
   BB&T Mid Cap Growth VIF Portfolio                         --           --           --           --           --           --
   BB&T Special Opportunities Equity VIF Portfolio           --           --           --           --           --           --
   BB&T Total Return Bond VIF Portfolio                      --           --           --           --           --           --

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                              --       $   --           --      $    --           --      $    --
   MTB Large Cap Value Fund II                               --           --           --           --           --           --
   MTB Managed Allocation Fund -- Aggressive
      Growth II                                              --           --           --           --           --           --
   MTB Managed Allocation Fund -- Conservative
      Growth II                                              --           --           --           --           --           --
   MTB Managed Allocation Fund -- Moderate Growth
      II                                                     --           --           --           --           --           --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST (Class 2):
   Franklin Income Securities Fund                        5,165       $ 7.07           --      $    --        1,830      $  7.05
   Franklin Templeton VIP Founding Funds
      Allocation Fund                                     2,154         6.64           --           --       14,892         6.63

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                         Contracts With            Contracts With            Contracts With
                                                   Total Expenses of 1.52(1) Total Expenses of 1.52(2) Total Expenses of 1.52(3)
                                                   ------------------------- ------------------------- -------------------------
                                                                 Unit value                Unit value                Unit value
                                                   Accumulation      of      Accumulation      of      Accumulation      of
                                                      units     accumulation    units     accumulation    units     accumulation
Variable Accounts                                   outstanding    units     outstanding      units     outstanding     units
-------------------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                      --       $   --    7,156,740     $  20.49           --       $   --
   Capital Appreciation Portfolio (Class 1)                  --           --    9,045,928        32.20      267,975         8.32
   Government and Quality Bond Portfolio (Class 1)           --           --   11,357,523        18.78      219,969        12.82
   Growth Portfolio (Class 1)                                --           --    4,804,833        21.85           --           --
   Natural Resources Portfolio (Class 1)                     --           --    2,192,028        33.13           --           --
   Asset Allocation Portfolio (Class 2)                 428,038        20.27           --           --           --           --
   Capital Appreciation Portfolio (Class 2)           1,461,487        31.91           --           --           --           --
   Government and Quality Bond Portfolio (Class 2)    4,589,329        18.57           --           --           --           --
   Growth Portfolio (Class 2)                         1,284,743        21.64           --           --           --           --
   Natural Resources Portfolio (Class 2)                381,855        32.84           --           --           --           --
   Asset Allocation Portfolio (Class 3)                  46,418        20.11           --           --           --           --
   Capital Appreciation Portfolio (Class 3)           4,939,889        31.74           --           --           --           --
   Government and Quality Bond Portfolio (Class 3)   15,735,849        18.46           --           --           --           --
   Growth Portfolio (Class 3)                         3,357,377        21.52           --           --           --           --
   Natural Resources Portfolio (Class 3)              1,827,221        32.60           --           --           --           --

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                     --       $   --    3,333,365     $   8.05       32,216       $ 4.26
   Alliance Growth Portfolio (Class 1)                       --           --    8,542,970        21.84      116,424         6.12
   Balanced Portfolio (Class 1)                              --           --    4,105,215        12.43       40,790         7.01
   Blue Chip Growth Portfolio (Class 1)                      --           --    1,415,636         4.29       59,869         5.22
   Capital Growth Portfolio (Class 1)                        --           --    1,027,126         4.94           --           --
   Cash Management Portfolio (Class 1)                       --           --   13,231,382        13.74       31,349        10.62
   Corporate Bond Portfolio (Class 1)                        --           --    6,038,166        16.94           --           --
   Davis Venture Value Portfolio (Class 1)                   --           --   20,624,649        24.74      293,454         8.60
   "Dogs" of Wall Street Portfolio (Class 1)                 --           --    2,176,604         9.13           --           --
   Emerging Markets Portfolio (Class 1)                      --           --    3,567,002        11.44       12,718        17.14
   Equity Opportunities Portfolio (Class 1)                  --           --    2,753,732        12.46           --           --
   Fundamental Growth Portfolio (Class 1)                    --           --    3,785,712        11.72       32,304         4.83
   Global Bond Portfolio (Class 1)                           --           --    3,070,511        20.56       38,280        13.49
   Global Equities Portfolio (Class 1)                       --           --    4,365,781        14.77       21,107         6.79
   Growth Opportunities Portfolio (Class 1)                  --           --    2,322,813         4.29           --           --
   Growth-Income Portfolio (Class 1)                         --           --    7,969,910        19.49      155,218         6.18
   High-Yield Bond Portfolio (Class 1)                       --           --    4,661,437        14.06           --           --
   International Diversified Equities Portfolio
      (Class 1)                                              --           --    6,441,860         9.86           --           --
   International Growth and Income Portfolio
      (Class 1)                                              --           --    6,467,809        10.64      176,991         7.63
   Marsico Focused Growth Portfolio (Class 1)                --           --    2,359,842         7.96           --           --
   MFS Massachusetts Investors Trust Portfolio
      (Class 1)                                              --           --    3,558,400        17.02       39,464         8.23
   MFS Total Return Portfolio (Class 1)                      --           --    9,114,388        22.16      186,382        10.32
   Mid-Cap Growth Portfolio (Class 1)                        --           --    4,845,684         7.00      140,226         4.16
   Real Estate Portfolio (Class 1)                           --           --    2,371,108        14.72           --           --
   Technology Portfolio (Class 1)                            --           --    4,585,069         1.39           --           --
   Telecom Utility Portfolio (Class 1)                       --           --    1,583,750        11.15           --           --
   Total Return Bond Portfolio (Class 1)                     --           --    1,938,157        23.03           --           --
   Aggressive Growth Portfolio (Class 2)                356,139         7.95           --           --           --           --
   Alliance Growth Portfolio (Class 2)                1,092,063        21.51           --           --           --           --
   Balanced Portfolio (Class 2)                         606,161        12.29           --           --           --           --
   Blue Chip Growth Portfolio (Class 2)                 738,094         4.25           --           --           --           --
   Capital Growth Portfolio (Class 2)                   391,676         4.89           --           --           --           --
   Cash Management Portfolio (Class 2)                3,477,149        13.59           --           --           --           --
   Corporate Bond Portfolio (Class 2)                 1,734,845        16.76           --           --           --           --
   Davis Venture Value Portfolio (Class 2)            2,886,306        24.45           --           --           --           --
   "Dogs" of Wall Street Portfolio (Class 2)            657,587         9.04           --           --           --           --
   Emerging Markets Portfolio (Class 2)                 614,324        11.32           --           --           --           --
   Equity Opportunities Portfolio (Class 2)             438,205        12.33           --           --           --           --
   Foreign Value Portfolio (Class 2)                  2,563,106        13.07           --           --           --           --
   Fundamental Growth Portfolio (Class 2)               189,553        11.59           --           --           --           --
   Global Bond Portfolio (Class 2)                      741,065        20.32           --           --           --           --
   Global Equities Portfolio (Class 2)                  271,858        14.62           --           --           --           --
   Growth Opportunities Portfolio (Class 2)             792,568         4.25           --           --           --           --
   Growth-Income Portfolio (Class 2)                    447,569        19.25           --           --           --           --
   High-Yield Bond Portfolio (Class 2)                  862,500        13.91           --           --           --           --
   International Diversified Equities Portfolio
      (Class 2)                                       2,478,011         9.77           --           --           --           --
   International Growth and Income Portfolio
      (Class 2)                                         975,752        10.54           --           --           --           --
   Marsico Focused Growth Portfolio (Class 2)         2,179,973         7.87           --           --           --           --
   MFS Massachusetts Investors Trust Portfolio
      (Class 2)                                         643,410        16.86           --           --           --           --
   MFS Total Return Portfolio (Class 2)               2,475,289        21.92           --           --           --           --
   Mid-Cap Growth Portfolio (Class 2)                 2,068,886         6.92           --           --           --           --
   Real Estate Portfolio (Class 2)                      515,952        14.57           --           --           --           --
   Small & Mid Cap Value Portfolio (Class 2)          1,629,304        11.79           --           --           --           --
   Technology Portfolio (Class 2)                     1,521,210         1.37           --           --           --           --
   Telecom Utility Portfolio (Class 2)                  167,373        11.03           --           --           --           --
   Total Return Bond Portfolio (Class 2)                437,947        22.77           --           --           --           --
   Aggressive Growth Portfolio (Class 3)                607,155         7.89           --           --           --           --
   Alliance Growth Portfolio (Class 3)                2,986,979        21.39           --           --           --           --
   American Funds Asset Allocation SAST Portfolio
      (Class 3)                                       2,068,333         7.61           --           --           --           --
   American Funds Global Growth SAST Portfolio
      (Class 3)                                       7,107,999         7.34           --           --           --           --
   American Funds Growth SAST Portfolio (Class 3)     9,731,771         6.46           --           --           --           --
   American Funds Growth-Income SAST Portfolio
      (Class 3)                                      10,150,095         6.63           --           --           --           --
   Balanced Portfolio (Class 3)                         479,417        12.21           --           --           --           --
   Blue Chip Growth Portfolio (Class 3)               1,180,944         4.23           --           --           --           --
   Capital Growth Portfolio (Class 3)                 4,725,648         4.85           --           --           --           --
   Cash Management Portfolio (Class 3)               14,397,674        13.52           --           --           --           --
   Corporate Bond Portfolio (Class 3)                10,617,028        16.59           --           --           --           --
   Davis Venture Value Portfolio (Class 3)            8,673,077        24.30           --           --           --           --
   "Dogs" of Wall Street Portfolio (Class 3)            630,469         8.97           --           --           --           --
   Emerging Markets Portfolio (Class 3)               4,074,477        11.24           --           --           --           --
   Equity Opportunities Portfolio (Class 3)             891,756        12.25           --           --           --           --
   Foreign Value Portfolio (Class 3)                  9,599,905        13.00    1,994,623        13.00           --           --
   Fundamental Growth Portfolio (Class 3)             3,368,947        11.51           --           --           --           --
   Global Bond Portfolio (Class 3)                    2,724,550        20.21           --           --           --           --
   Global Equities Portfolio (Class 3)                  467,772        14.49           --           --           --           --
   Growth Opportunities Portfolio (Class 3)           5,313,920         4.22           --           --           --           --
   Growth-Income Portfolio (Class 3)                    348,123        19.14           --           --           --           --
   High-Yield Bond Portfolio (Class 3)                2,076,869        13.83           --           --           --           --
   International Diversified Equities Portfolio
      (Class 3)                                      10,870,505         9.71           --           --           --           --
   International Growth and Income Portfolio
      (Class 3)                                       9,257,805        10.43           --           --           --           --
   Marsico Focused Growth Portfolio (Class 3)         2,280,825         7.83           --           --           --           --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                         Contracts With            Contracts With            Contracts With
                                                   Total Expenses of 1.52(1) Total Expenses of 1.52(2) Total Expenses of 1.52(3)
                                                   ------------------------- ------------------------- -------------------------
                                                                 Unit value                Unit value                Unit value
                                                   Accumulation      of      Accumulation      of      Accumulation      of
                                                      units     accumulation    units     accumulation    units     accumulation
Variable Accounts                                   outstanding    units     outstanding      units     outstanding     units
-------------------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust Portfolio
     (Class 3)                                        2,017,337      $ 16.76           --       $   --           --       $   --
   MFS Total Return Portfolio (Class 3)               4,435,911        21.79           --           --           --           --
   Mid-Cap Growth Portfolio (Class 3)                 4,180,199         6.88           --           --           --           --
   Real Estate Portfolio (Class 3)                    3,977,788        14.48           --           --           --           --
   Small & Mid Cap Value Portfolio (Class 3)          9,711,598        11.73    1,145,139        11.73           --           --
   Small Company Value Portfolio (Class 3)            6,015,601         6.04           --           --           --           --
   Technology Portfolio (Class 3)                     4,110,900         1.36           --           --           --           --
   Telecom Utility Portfolio (Class 3)                  411,826        10.97           --           --           --           --
   Total Return Bond Portfolio (Class 3)              2,321,353        22.67           --           --           --           --

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                             972,701      $  5.62      466,691       $ 5.59           --       $   --
   Comstock Portfolio                                 8,417,269         8.60    7,157,337         8.60           --           --
   Growth and Income Portfolio                       17,033,944        10.38    5,494,974        10.42           --           --

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
   Diversified International Account (Class 1)               --      $    --           --       $   --           --       $   --
   Equity Income Account (Class 1)                           --           --           --           --           --           --
   Income Account (Class 1)                                  --           --           --           --           --           --
   LargeCap Blend Account II (Class 1)                       --           --           --           --           --           --
   LargeCap Growth Account (Class 1)                         --           --           --           --           --           --
   MidCap Stock Account (Class 1)                            --           --           --           --           --           --
   Money Market Account (Class 1)                            --           --           --           --           --           --
   Mortgage Securities Account (Class 1)                     --           --           --           --           --           --
   Real Estate Securities Account (Class 1)                  --           --           --           --           --           --
   SAM Balanced Portfolio (Class 1)                     688,156         7.86           --           --           --           --
   SAM Conservative Balanced Portfolio (Class 1)             --           --           --           --           --           --
   SAM Conservative Growth Portfolio (Class 1)          438,799         7.61           --           --           --           --
   SAM Flexible Income Portfolio (Class 1)                   --           --           --           --           --           --
   SAM Strategic Growth Portfolio (Class 1)             123,981         7.87           --           --           --           --
   Short-Term Income Account (Class 1)                       --           --           --           --           --           --
   SmallCap Growth Account II (Class 1)                      --           --           --           --           --           --
   SmallCap Value Account I (Class 1)                        --           --           --           --           --           --
   West Coast Equity Account (Class 1)                       --           --           --           --           --           --
   Diversified International Account (Class 2)               --           --           --           --           --           --
   Equity Income Account (Class 2)                      499,332         6.65           --           --           --           --
   Income Account (Class 2)                                  --           --           --           --           --           --
   LargeCap Blend Account II (Class 2)                       --           --           --           --           --           --
   LargeCap Growth Account (Class 2)                         --           --           --           --           --           --
   MidCap Stock Account (Class 2)                            --           --           --           --           --           --
   Money Market Account (Class 2)                            --           --           --           --           --           --
   Mortgage Securities Account (Class 2)                     --           --           --           --           --           --
   Real Estate Securities Account (Class 2)                  --           --           --           --           --           --
   SAM Balanced Portfolio (Class 2)                   1,953,091         7.73           --           --           --           --
   SAM Conservative Balanced Portfolio (Class 2)         53,408         8.38           --           --           --           --
   SAM Conservative Growth Portfolio (Class 2)        1,042,384         7.49           --           --           --           --
   SAM Flexible Income Portfolio (Class 2)               12,387         8.85           --           --           --           --
   SAM Strategic Growth Portfolio (Class 2)             406,182         7.76           --           --           --           --
   Short-Term Income Account (Class 2)                       --           --           --           --           --           --
   SmallCap Growth Account II (Class 2)                      --           --           --           --           --           --
   SmallCap Value Account I (Class 2)                        --           --           --           --           --           --
   West Coast Equity Account (Class 2)                       --           --           --           --           --           --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class A):
   Columbia Asset Allocation Fund, Variable Series       49,400      $  8.60           --       $   --       39,380       $ 8.60
   Columbia Large Cap Value Fund, Variable Series       393,903         8.26           --           --       74,675         8.26
   Columbia Small Company Growth Fund, Variable
      Series                                            103,008         7.85           --           --      127,870         7.85

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
   Columbia High Yield Fund, Variable Series
      (Class A)                                         276,910      $ 11.85           --       $   --      109,928       $11.85
   Columbia Marsico Focused Equities Fund,
      Variable Series (Class A)                         843,715         7.71           --           --      245,698         7.71
   Columbia Marsico Growth Fund, Variable Series
      (Class A)                                         345,282         7.31           --           --      144,084         7.31
   Columbia Marsico 21st Century Fund, Variable
      Series (Class A)                                   77,016        10.56           --           --       43,796        10.56
   Columbia Mid Cap Growth Fund, Variable Series
      (Class A)                                          71,175         6.38           --           --       67,241         6.38
   Columbia Marsico International Opportunities
      Fund, Variable Series (Class B)                   286,269        11.66           --           --       59,557        11.66

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                      366,982      $ 11.72    6,456,948       $11.72           --       $   --
   Global Growth Fund (Class 2)                       7,436,639        14.92    5,925,362        14.92           --           --
   Growth Fund (Class 2)                             12,002,936        12.33    8,569,819        12.33           --           --
   Growth-Income Fund (Class 2)                      12,976,422        11.56   11,755,141        11.56           --           --
   Asset Allocation Fund (Class 3)                           --           --           --           --           --           --
   Cash Management Fund (Class 3)                            --           --           --           --           --           --
   Growth Fund (Class 3)                                     --           --           --           --           --           --
   Growth-Income Fund (Class 3)                              --           --           --           --           --           --
   High-Income Bond Fund (Class 3)                           --           --           --           --           --           --
   International Fund (Class 3)                              --           --           --           --           --           --
   U.S. Government/AAA-Rated Securities Fund
      (Class 3)                                              --           --           --           --           --           --

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                       10,106,795      $  8.78    4,962,949       $ 8.78           --       $   --
   Mid Cap Value Portfolio                               58,409         8.92    3,430,895         8.92           --           --

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF                      180,367      $  7.31           --       $   --           --       $   --
   BB&T Large Cap VIF                                   118,493         7.16           --           --           --           --
   BB&T Mid Cap Growth VIF                              189,605         6.88           --           --           --           --
   BB&T Special Opportunities Equity VIF                527,800         9.28           --           --           --           --
   BB&T Total Return Bond VIF                           404,070        10.89           --           --           --           --

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                           2,233      $  6.32           --       $   --           --       $   --
   MTB Large Cap Value Fund II                              643         5.79           --           --           --           --
   MTB Managed Allocation Fund-- Aggressive Growth
      II                                                  2,395         6.10           --           --           --           --
   MTB Managed Allocation Fund-- Conservative
      Growth II                                              10         8.19           --           --           --           --
   MTB Managed Allocation Fund-- Moderate Growth
      II                                                    225         7.25           --           --           --           --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST (Class 2):
   Franklin Income Securities Fund                      726,836      $  7.04           --       $   --           --       $   --
   Franklin Templeton VIP Founding Funds
      Allocation Fund                                 1,901,986         6.62           --           --           --           --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                         Contracts With            Contracts With            Contracts With
                                                   Total Expenses of 1.52(4) Total Expenses of 1.55(5) Total Expenses of 1.55(6)
                                                   ------------------------- ------------------------- -------------------------
                                                                 Unit value                Unit value                Unit value
                                                   Accumulation      of      Accumulation      of      Accumulation      of
                                                      units     accumulation    units     accumulation    units     accumulation
Variable Accounts                                   outstanding    units     outstanding      units     outstanding     units
-------------------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                      --       $   --           --       $   --           --       $   --
   Capital Appreciation Portfolio (Class 1)                  --           --           --           --           --           --
   Government and Quality Bond Portfolio (Class 1)           --           --           --           --           --           --
   Growth Portfolio (Class 1)                                --           --           --           --           --           --
   Natural Resources Portfolio (Class 1)                     --           --           --           --           --           --
   Asset Allocation Portfolio (Class 2)                  14,102        20.27           --           --           --           --
   Capital Appreciation Portfolio (Class 2)              28,608        32.18       25,720        31.81       44,868        32.67
   Government and Quality Bond Portfolio (Class 2)      106,427        18.60           --           --           --           --
   Growth Portfolio (Class 2)                            32,538        21.64           --           --           --           --
   Natural Resources Portfolio (Class 2)                  9,086        32.90           --           --           --           --
   Asset Allocation Portfolio (Class 3)                 253,045        20.11          495         8.55           --           --
   Capital Appreciation Portfolio (Class 3)           1,324,743        31.74       25,469         8.01           --           --
   Government and Quality Bond Portfolio (Class 3)    4,269,434        18.46       52,194        10.86           --           --
   Growth Portfolio (Class 3)                           674,295        21.52       14,687         6.89           --           --
   Natural Resources Portfolio (Class 3)                353,352        32.60       10,086         7.12           --           --

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                     --       $   --           --       $   --           --       $   --
   Alliance Growth Portfolio (Class 1)                       --           --           --           --           --           --
   Balanced Portfolio (Class 1)                              --           --           --           --           --           --
   Blue Chip Growth Portfolio (Class 1)                      --           --           --           --           --           --
   Capital Growth Portfolio (Class 1)                        --           --           --           --           --           --
   Cash Management Portfolio (Class 1)                       --           --           --           --           --           --
   Corporate Bond Portfolio (Class 1)                        --           --           --           --           --           --
   Davis Venture Value Portfolio (Class 1)                   --           --           --           --           --           --
   "Dogs" of Wall Street Portfolio (Class 1)                 --           --           --           --           --           --
   Emerging Markets Portfolio (Class 1)                      --           --           --           --           --           --
   Equity Opportunities Portfolio (Class 1)                  --           --           --           --           --           --
   Fundamental Growth Portfolio (Class 1)                    --           --           --           --           --           --
   Global Bond Portfolio (Class 1)                           --           --           --           --           --           --
   Global Equities Portfolio (Class 1)                       --           --           --           --           --           --
   Growth Opportunities Portfolio (Class 1)                  --           --           --           --           --           --
   Growth-Income Portfolio (Class 1)                         --           --           --           --           --           --
   High-Yield Bond Portfolio (Class 1)                       --           --           --           --           --           --
   International Diversified Equities Portfolio
      (Class 1)                                              --           --           --           --           --           --
   International Growth and Income Portfolio
      (Class 1)                                              --           --           --           --           --           --
   Marsico Focused Growth Portfolio (Class 1)                --           --           --           --           --           --
   MFS Massachusetts Investors Trust Portfolio
      (Class 1)                                              --           --           --           --           --           --
   MFS Total Return Portfolio (Class 1)                      --           --           --           --           --           --
   Mid-Cap Growth Portfolio (Class 1)                        --           --           --           --           --           --
   Real Estate Portfolio (Class 1)                           --           --           --           --           --           --
   Technology Portfolio (Class 1)                            --           --           --           --           --           --
   Telecom Utility Portfolio (Class 1)                       --           --           --           --           --           --
   Total Return Bond Portfolio (Class 1)                     --           --           --           --           --           --
   Aggressive Growth Portfolio (Class 2)                  9,680         7.95           --           --           --           --
   Alliance Growth Portfolio (Class 2)                   19,515        21.51        3,143        21.45        5,182        21.64
   Balanced Portfolio (Class 2)                          10,620        12.29           --           --           --           --
   Blue Chip Growth Portfolio (Class 2)                  56,227         4.25           --           --           --           --
   Capital Growth Portfolio (Class 2)                     3,867         4.89           --           --           --           --
   Cash Management Portfolio (Class 2)                   89,969        13.59           --           --           --           --
   Corporate Bond Portfolio (Class 2)                    49,433        16.76           --           --           --           --
   Davis Venture Value Portfolio (Class 2)               59,707        24.45       14,637        24.42           --           --
   "Dogs" of Wall Street Portfolio (Class 2)              9,316         9.04           --           --           --           --
   Emerging Markets Portfolio (Class 2)                  16,141        11.32           --           --           --           --
   Equity Opportunities Portfolio (Class 2)              28,202        12.33           --           --           --           --
   Foreign Value Portfolio (Class 2)                     15,985        13.07           --           --           --           --
   Fundamental Growth Portfolio (Class 2)                 8,036        11.59           --           --           --           --
   Global Bond Portfolio (Class 2)                       21,529        20.32           --           --           --           --
   Global Equities Portfolio (Class 2)                   23,432        14.62        9,292        14.61       26,418        14.66
   Growth Opportunities Portfolio (Class 2)               8,262         4.25           --           --           --           --
   Growth-Income Portfolio (Class 2)                     17,466        19.25           --           --           --           --
   High-Yield Bond Portfolio (Class 2)                   14,078        13.91           --           --           --           --
   International Diversified Equities Portfolio
      (Class 2)                                          59,025         9.77           --           --           --           --
   International Growth and Income Portfolio
      (Class 2)                                          30,688        10.54           --           --           --           --
   Marsico Focused Growth Portfolio (Class 2)                --           --           --           --           --           --
   MFS Massachusetts Investors Trust Portfolio
      (Class 2)                                          10,498        16.86           --           --           --           --
   MFS Total Return Portfolio (Class 2)                  57,459        21.92           --           --           --           --
   Mid-Cap Growth Portfolio (Class 2)                    43,847         6.92       31,987         6.91       22,044         6.93
   Real Estate Portfolio (Class 2)                       21,843        14.57           --           --           --           --
   Small & Mid Cap Value Portfolio (Class 2)             41,680        11.79           --           --           --           --
   Technology Portfolio (Class 2)                         9,680         1.37       11,895         1.37       40,050         1.37
   Telecom Utility Portfolio (Class 2)                       --           --           --           --           --           --
   Total Return Bond Portfolio (Class 2)                     --           --           --           --           --           --
   Aggressive Growth Portfolio (Class 3)                192,920         7.89           31         5.12           --           --
   Alliance Growth Portfolio (Class 3)                  902,231        21.39        7,632         7.01           --           --
   American Funds Asset Allocation SAST Portfolio
      (Class 3)                                          20,935         7.61       99,708         7.59           --           --
   American Funds Global Growth SAST Portfolio
      (Class 3)                                          57,743         7.34      125,277         7.39           --           --
   American Funds Growth SAST Portfolio (Class 3)        69,427         6.46      120,130         6.42           --           --
   American Funds Growth-Income SAST Portfolio
      (Class 3)                                          58,642         6.63       39,380         6.74           --           --
   Balanced Portfolio (Class 3)                         160,387        12.21           31         8.02           --           --
   Blue Chip Growth Portfolio (Class 3)                 229,852         4.23        1,240         7.15           --           --
   Capital Growth Portfolio (Class 3)                   322,293         4.85       13,668         6.46           --           --
   Cash Management Portfolio (Class 3)                4,053,176        13.52       25,523        10.30           --           --
   Corporate Bond Portfolio (Class 3)                 2,560,859        16.59       40,708         9.62           --           --
   Davis Venture Value Portfolio (Class 3)            2,194,022        24.30       87,827         6.86           --           --
   "Dogs" of Wall Street Portfolio (Class 3)            169,257         8.97        1,249         7.68           --           --
   Emerging Markets Portfolio (Class 3)                 865,493        11.24       15,467         7.02           --           --
   Equity Opportunities Portfolio (Class 3)             636,377        12.25           31         6.51           --           --
   Foreign Value Portfolio (Class 3)                  2,185,391        13.00       72,793         7.34           --           --
   Fundamental Growth Portfolio (Class 3)               148,273        11.51       23,256         6.80           --           --
   Global Bond Portfolio (Class 3)                      685,519        20.21       15,831        11.47           --           --
   Global Equities Portfolio (Class 3)                  225,001        14.49           31         6.79           --           --
   Growth Opportunities Portfolio (Class 3)           1,142,681         4.22        5,358         8.18           --           --
   Growth-Income Portfolio (Class 3)                     88,328        19.14           31         6.51           --           --
   High-Yield Bond Portfolio (Class 3)                  535,931        13.83        7,473         6.95           --           --
   International Diversified Equities Portfolio
      (Class 3)                                       2,258,385         9.71       19,196         7.40           --           --
   International Growth and Income Portfolio
      (Class 3)                                       1,310,542        10.43       48,454         6.22           --           --
   Marsico Focused Growth Portfolio (Class 3)            81,810         7.82        6,255         7.25           --           --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                         Contracts With            Contracts With            Contracts With
                                                   Total Expenses of 1.52(4) Total Expenses of 1.55(5) Total Expenses of 1.55(6)
                                                   ------------------------- ------------------------- -------------------------
                                                                 Unit value                Unit value                Unit value
                                                   Accumulation      of      Accumulation      of      Accumulation      of
                                                      units     accumulation    units     accumulation    units     accumulation
Variable Accounts                                   outstanding    units     outstanding      units     outstanding     units
-------------------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust Portfolio
      (Class 3)                                         220,718       $16.76        9,733       $ 7.79           --       $   --
   MFS Total Return Portfolio (Class 3)               1,415,391        21.79        4,166         8.37           --           --
   Mid-Cap Growth Portfolio (Class 3)                   798,632         6.88        3,807         7.00           --           --
   Real Estate Portfolio (Class 3)                      618,416        14.48       33,806         5.17           --           --
   Small & Mid Cap Value Portfolio (Class 3)          2,058,505        11.73       39,786         7.03           --           --
   Small Company Value Portfolio (Class 3)              728,108         6.04       17,057         6.57           --           --
   Technology Portfolio (Class 3)                     1,027,786         1.36        1,060         6.17           --           --
   Telecom Utility Portfolio (Class 3)                   27,422        10.97          204         8.17           --           --
   Total Return Bond Portfolio (Class 3)                 25,057        22.67      171,662        11.14           --           --

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                             153,833       $ 5.68           31       $ 6.15           --       $   --
   Comstock Portfolio                                 1,628,617         8.66       71,068         6.60       91,325         8.62
   Growth and Income Portfolio                        2,733,199        10.34       40,445         7.33           --           --

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
   Diversified International Account (Class 1)               --       $   --       35,261       $ 4.70           --       $   --
   Equity Income Account (Class 1)                           --           --      458,837         7.04           --           --
   Income Account (Class 1)                                  --           --      242,657         7.16           --           --
   LargeCap Blend Account II (Class 1)                       --           --      306,806         4.58           --           --
   LargeCap Growth Account (Class 1)                         --           --       47,315         4.89           --           --
   MidCap Stock Account (Class 1)                            --           --       35,208         6.75           --           --
   Money Market Account (Class 1)                            --           --      285,836         6.19           --           --
   Mortgage Securities Account (Class 1)                     --           --      137,969         7.21           --           --
   Real Estate Securities Account (Class 1)                  --           --        5,932        11.15           --           --
   SAM Balanced Portfolio (Class 1)                          --           --    1,972,042         7.85           --           --
   SAM Conservative Balanced Portfolio (Class 1)             --           --      231,870         6.10           --           --
   SAM Conservative Growth Portfolio (Class 1)               --           --    1,249,647         7.62           --           --
   SAM Flexible Income Portfolio (Class 1)                   --           --      467,321         7.30           --           --
   SAM Strategic Growth Portfolio (Class 1)                  --           --      279,962         7.86           --           --
   Short-Term Income Account (Class 1)                       --           --       51,570         6.72           --           --
   SmallCap Growth Account II (Class 1)                      --           --       17,342         4.10           --           --
   SmallCap Value Account I (Class 1)                        --           --        4,095         6.59           --           --
   West Coast Equity Account (Class 1)                       --           --      209,857         8.78           --           --
   Diversified International Account (Class 2)               --           --           --           --      259,150         4.63
   Equity Income Account (Class 2)                           --           --           --           --    2,435,513         6.90
   Income Account (Class 2)                                  --           --           --           --      878,127         7.07
   LargeCap Blend Account II (Class 2)                       --           --           --           --      123,926         4.48
   LargeCap Growth Account (Class 2)                         --           --           --           --       61,819         4.81
   MidCap Stock Account (Class 2)                            --           --           --           --       93,968         6.62
   Money Market Account (Class 2)                            --           --           --           --    1,813,856         6.06
   Mortgage Securities Account (Class 2)                     --           --           --           --      215,354         7.05
   Real Estate Securities Account (Class 2)                  --           --           --           --       39,236        11.34
   SAM Balanced Portfolio (Class 2)                          --           --           --           --    5,001,731         7.72
   SAM Conservative Balanced Portfolio (Class 2)             --           --           --           --    1,256,223         6.00
   SAM Conservative Growth Portfolio (Class 2)               --           --           --           --    1,654,941         7.48
   SAM Flexible Income Portfolio (Class 2)                   --           --           --           --    2,323,784         7.17
   SAM Strategic Growth Portfolio (Class 2)                  --           --           --           --      737,515         7.72
   Short-Term Income Account (Class 2)                       --           --           --           --      182,937         6.58
   SmallCap Growth Account II (Class 2)                      --           --           --           --       63,802         4.02
   SmallCap Value Account I (Class 2)                        --           --           --           --       10,734         6.59
   West Coast Equity Account (Class 2)                       --           --           --           --      449,101         8.59

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class A):
   Columbia Asset Allocation Fund, Variable Series           --       $   --           --       $   --           --       $   --
   Columbia Large Cap Value Fund, Variable Series            --           --           --           --           --           --
   Columbia Small Company Growth Fund, Variable
      Series                                                 --           --           --           --           --           --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
   Columbia High Yield Fund, Variable Series
      (Class A)                                         385,397       $11.81           --       $   --           --       $   --
   Columbia Marsico Focused Equities Fund,
      Variable Series (Class A)                       1,982,568         7.74           --           --           --           --
   Columbia Marsico Growth Fund, Variable Series
      (Class A)                                              --           --           --           --           --           --
   Columbia Marsico 21st Century Fund, Variable
      Series (Class A)                                       --           --           --           --           --           --
   Columbia Mid Cap Growth Fund, Variable Series
      (Class A)                                              --           --           --           --           --           --
   Columbia Marsico International Opportunities
      Fund, Variable Series (Class B)                        --           --           --           --           --           --

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                           --       $   --           --       $   --           --       $   --
   Global Growth Fund (Class 2)                       2,636,480        14.92           --           --           --           --
   Growth Fund (Class 2)                              3,763,819        12.33           --           --           --           --
   Growth-Income Fund (Class 2)                       3,265,142        11.56           --           --           --           --
   Asset Allocation Fund (Class 3)                           --           --           --           --           --           --
   Cash Management Fund (Class 3)                            --           --           --           --           --           --
   Growth Fund (Class 3)                                     --           --           --           --           --           --
   Growth-Income Fund (Class 3)                              --           --           --           --           --           --
   High-Income Bond Fund (Class 3)                           --           --           --           --           --           --
   International Fund (Class 3)                              --           --           --           --           --           --
   U.S. Government/AAA-Rated Securities Fund
      (Class 3)                                              --           --           --           --           --           --

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                          995,678       $ 8.78       28,006       $ 6.75           --       $   --
   Mid Cap Value Portfolio                                   --           --           --           --           --           --

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF                       99,462       $ 7.31           --       $   --           --       $   --
   BB&T Large Cap VIF                                    45,688         7.16           --           --           --           --
   BB&T Mid Cap Growth VIF                               40,886         6.88           --           --           --           --
   BB&T Special Opportunities Equity VIF                 87,567         9.28           --           --           --           --
   BB&T Total Return Bond VIF                           213,146        10.89           --           --           --           --

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                              --       $   --           --       $   --           --       $   --
   MTB Large Cap Value Fund II                               --           --           --           --           --           --
   MTB Managed Allocation Fund -- Aggressive Growth
      II                                                     --           --           --           --           --           --
   MTB Managed Allocation Fund -- Conservative
      Growth II                                              --           --           --           --           --           --
   MTB Managed Allocation Fund -- Moderate Growth
      II                                                     --           --           --           --           --           --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
      TRUST (Class 2):
   Franklin Income Securities Fund                           --       $   --           29       $ 7.07           --       $   --
   Franklin Templeton VIP Founding Funds
      Allocation Fund                                        --           --       10,149         6.63           --           --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                         Contracts With            Contracts With            Contracts With
                                                     Total Expenses of 1.65   Total Expenses of 1.70   Total Expenses of 1.72(4)
                                                   ------------------------- ------------------------- -------------------------
                                                                 Unit value                Unit value                Unit value
                                                   Accumulation      of      Accumulation      of      Accumulation      of
                                                      units     accumulation    units     accumulation    units     accumulation
Variable Accounts                                   outstanding    units     outstanding      units     outstanding     units
-------------------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                      --       $   --           --       $   --           --       $   --
   Capital Appreciation Portfolio (Class 1)                  --           --           --           --           --           --
   Government and Quality Bond Portfolio
      (Class 1)                                              --           --           --           --           --           --
   Growth Portfolio (Class 1)                                --           --           --           --           --           --
   Natural Resources Portfolio (Class 1)                     --           --           --           --           --           --
   Asset Allocation Portfolio (Class 2)                      --           --           --           --       20,624        20.02
   Capital Appreciation Portfolio (Class 2)                  --           --       12,321        32.35       51,536        31.81
   Government and Quality Bond Portfolio
      (Class 2)                                              --           --           --           --      118,634        18.34
   Growth Portfolio (Class 2)                                --           --           --           --       32,597        21.37
   Natural Resources Portfolio (Class 2)                     --           --           --           --       12,132        32.40
   Asset Allocation Portfolio (Class 3)                   5,861         8.52           --           --      623,809        19.88
   Capital Appreciation Portfolio (Class 3)             103,035         7.96           --           --    1,877,687        31.35
   Government and Quality Bond Portfolio
      (Class 3)                                         348,877        10.81           --           --    5,670,263        18.24
   Growth Portfolio (Class 3)                            83,454         6.86           --           --      981,542        21.25
   Natural Resources Portfolio (Class 3)                 64,983         7.07           --           --      580,857        32.14

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                     --       $   --           --       $   --           --       $   --
   Alliance Growth Portfolio (Class 1)                       --           --           --           --           --           --
   Balanced Portfolio (Class 1)                              --           --           --           --           --           --
   Blue Chip Growth Portfolio (Class 1)                      --           --           --           --           --           --
   Capital Growth Portfolio (Class 1)                        --           --           --           --           --           --
   Cash Management Portfolio (Class 1)                       --           --           --           --           --           --
   Corporate Bond Portfolio (Class 1)                        --           --           --           --           --           --
   Davis Venture Value Portfolio (Class 1)                   --           --           --           --           --           --
   "Dogs" of Wall Street Portfolio (Class 1)                 --           --           --           --           --           --
   Emerging Markets Portfolio (Class 1)                      --           --           --           --           --           --
   Equity Opportunities Portfolio (Class 1)                  --           --           --           --           --           --
   Fundamental Growth Portfolio (Class 1)                    --           --           --           --           --           --
   Global Bond Portfolio (Class 1)                           --           --           --           --           --           --
   Global Equities Portfolio (Class 1)                       --           --           --           --           --           --
   Growth Opportunities Portfolio (Class 1)                  --           --           --           --           --           --
   Growth-Income Portfolio (Class 1)                         --           --           --           --           --           --
   High-Yield Bond Portfolio (Class 1)                       --           --           --           --           --           --
   International Diversified Equities
      Portfolio (Class 1)                                    --           --           --           --           --           --
   International Growth and Income Portfolio
      (Class 1)                                              --           --           --           --           --           --
   Marsico Focused Growth Portfolio (Class 1)                --           --           --           --           --           --
   MFS Massachusetts Investors Trust Portfolio
      (Class 1)                                              --           --           --           --           --           --
   MFS Total Return Portfolio (Class 1)                      --           --           --           --           --           --
   Mid-Cap Growth Portfolio (Class 1)                        --           --           --           --           --           --
   Real Estate Portfolio (Class 1)                           --           --           --           --           --           --
   Technology Portfolio (Class 1)                            --           --           --           --           --           --
   Telecom Utility Portfolio (Class 1)                       --           --           --           --           --           --
   Total Return Bond Portfolio (Class 1)                     --           --           --           --           --           --
   Aggressive Growth Portfolio (Class 2)                     --           --           --           --       15,328         7.87
   Alliance Growth Portfolio (Class 2)                       --           --        3,697        21.41       27,397        21.25
   Balanced Portfolio (Class 2)                              --           --           --           --       18,116        12.13
   Blue Chip Growth Portfolio (Class 2)                      --           --           --           --       40,990         4.20
   Capital Growth Portfolio (Class 2)                        --           --           --           --       27,585         4.84
   Cash Management Portfolio (Class 2)                       --           --           --           --       89,457        13.43
   Corporate Bond Portfolio (Class 2)                        --           --           --           --       46,418        16.54
   Davis Venture Value Portfolio (Class 2)                   --           --           --           --       82,625        24.10
   "Dogs" of Wall Street Portfolio (Class 2)                 --           --           --           --       16,268         8.94
   Emerging Markets Portfolio (Class 2)                      --           --           --           --       13,014        11.20
   Equity Opportunities Portfolio (Class 2)                  --           --           --           --       16,869        12.20
   Foreign Value Portfolio (Class 2)                         --           --           --           --       28,770        12.89
   Fundamental Growth Portfolio (Class 2)                    --           --           --           --       19,411        11.46
   Global Bond Portfolio (Class 2)                           --           --           --           --       28,224        20.12
   Global Equities Portfolio (Class 2)                       --           --        2,305        14.99       18,104        14.47
   Growth Opportunities Portfolio (Class 2)                  --           --           --           --       26,199         4.19
   Growth-Income Portfolio (Class 2)                         --           --           --           --       38,669        19.04
   High-Yield Bond Portfolio (Class 2)                       --           --           --           --       27,438        13.76
   International Diversified Equities
      Portfolio (Class 2)                                    --           --           --           --      107,177         9.67
   International Growth and Income Portfolio
      (Class 2)                                              --           --           --           --       37,056        10.41
   Marsico Focused Growth Portfolio (Class 2)                --           --           --           --           --           --
   MFS Massachusetts Investors Trust Portfolio
      (Class 2)                                              --           --           --           --       16,805        16.64
   MFS Total Return Portfolio (Class 2)                      --           --           --           --      103,196        21.65
   Mid-Cap Growth Portfolio (Class 2)                        --           --        7,400         6.84       57,044         6.82
   Real Estate Portfolio (Class 2)                           --           --           --           --       22,885        14.41
   Small & Mid Cap Value Portfolio (Class 2)                 --           --           --           --       26,015        11.63
   Technology Portfolio (Class 2)                            --           --       41,172         1.36       11,222         1.36
   Telecom Utility Portfolio (Class 2)                       --           --           --           --           --           --
   Total Return Bond Portfolio (Class 2)                     --           --           --           --           --           --
   Aggressive Growth Portfolio (Class 3)                  3,686         5.13           --           --      136,320         7.77
   Alliance Growth Portfolio (Class 3)                    2,802         6.98           --           --    1,383,129        21.12
   American Funds Asset Allocation SAST
      Portfolio (Class 3)                               191,471         7.57           --           --          873         7.60
   American Funds Global Growth SAST Portfolio
      (Class 3)                                         225,428         7.36           --           --       61,407         7.31
   American Funds Growth SAST Portfolio
      (Class 3)                                         273,848         6.41           --           --      179,869         6.44
   American Funds Growth-Income SAST Portfolio
      (Class 3)                                         311,604         6.73           --           --       91,174         6.60
   Balanced Portfolio (Class 3)                          25,284         7.97           --           --      224,727        12.04
   Blue Chip Growth Portfolio (Class 3)                  32,551         7.14           --           --      366,258         4.16
   Capital Growth Portfolio (Class 3)                    88,446         6.42           --           --      540,181         4.78
   Cash Management Portfolio (Class 3)                  144,964        10.28           --           --    5,550,554        13.34
   Corporate Bond Portfolio (Class 3)                   321,683         9.58           --           --    3,478,308        16.44
   Davis Venture Value Portfolio (Class 3)              195,575         6.84           --           --    3,239,700        24.00
   "Dogs" of Wall Street Portfolio (Class 3)             16,544         7.66           --           --      279,443         8.86
   Emerging Markets Portfolio (Class 3)                 135,037         6.98           --           --    1,152,553        11.08
   Equity Opportunities Portfolio (Class 3)               8,080         6.50           --           --      792,797        12.08
   Foreign Value Portfolio (Class 3)                    190,599         7.33           --           --    3,218,774        12.83
   Fundamental Growth Portfolio (Class 3)               140,739         6.75           --           --      247,042        11.34
   Global Bond Portfolio (Class 3)                      120,922        11.44           --           --      912,944        19.90
   Global Equities Portfolio (Class 3)                   35,234         6.76           --           --      338,396        14.32
   Growth Opportunities Portfolio (Class 3)              75,196         8.16           --           --    1,415,653         4.16
   Growth-Income Portfolio (Class 3)                     14,091         6.53           --           --      102,191        18.88
   High-Yield Bond Portfolio (Class 3)                   38,013         6.91           --           --      711,090        13.64
   International Diversified Equities
      Portfolio (Class 3)                               180,144         7.35           --           --    3,591,325         9.59
   International Growth and Income Portfolio
      (Class 3)                                         331,856         6.20           --           --    1,979,206        10.32
   Marsico Focused Growth Portfolio (Class 3)            77,467         7.21           --           --      227,879         7.74

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.


(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                         Contracts With            Contracts With            Contracts With
                                                     Total Expenses of 1.65   Total Expenses of 1.70   Total Expenses of 1.72(4)
                                                   ------------------------- ------------------------- -------------------------
                                                                 Unit value                Unit value                Unit value
                                                   Accumulation      of      Accumulation      of      Accumulation      of
                                                      units     accumulation    units     accumulation    units     accumulation
Variable Accounts                                   outstanding    units     outstanding      units     outstanding     units
-------------------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                               115,825       $ 7.74           --       $   --      354,627       $16.55
   MFS Total Return Portfolio (Class 3)                  58,666         8.35           --           --    2,318,240        21.50
   Mid-Cap Growth Portfolio (Class 3)                    23,126         6.99           --           --    1,081,792         6.79
   Real Estate Portfolio (Class 3)                      223,156         5.15           --           --      969,960        14.28
   Small & Mid Cap Value Portfolio (Class 3)            302,656         7.02           --           --    2,810,934        11.58
   Small Company Value Portfolio (Class 3)              111,097         6.56           --           --    1,099,978         6.01
   Technology Portfolio (Class 3)                         8,692         6.14           --           --    1,160,368         1.35
   Telecom Utility Portfolio (Class 3)                   11,037         8.16           --           --       27,924        10.80
   Total Return Bond Portfolio (Class 3)                222,512        11.14           --           --       38,650        22.36

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                               4,087       $ 6.15           --       $   --      210,852       $ 5.61
   Comstock Portfolio                                   152,926         6.58       61,184         8.51    2,254,478         8.57
   Growth and Income Portfolio                          328,701         7.30           --           --    4,048,549        10.21

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
   Diversified International Account (Class 1)               --       $   --           --       $   --           --       $   --
   Equity Income Account (Class 1)                           --           --           --           --           --           --
   Income Account (Class 1)                                  --           --           --           --           --           --
   LargeCap Blend Account II (Class 1)                       --           --           --           --           --           --
   LargeCap Growth Account (Class 1)                         --           --           --           --           --           --
   MidCap Stock Account (Class 1)                            --           --           --           --           --           --
   Money Market Account (Class 1)                            --           --           --           --           --           --
   Mortgage Securities Account (Class 1)                     --           --           --           --           --           --
   Real Estate Securities Account (Class 1)                  --           --           --           --           --           --
   SAM Balanced Portfolio (Class 1)                          --           --           --           --           --           --
   SAM Conservative Balanced Portfolio (Class 1)             --           --           --           --           --           --
   SAM Conservative Growth Portfolio (Class 1)               --           --           --           --           --           --
   SAM Flexible Income Portfolio (Class 1)                   --           --           --           --           --           --
   SAM Strategic Growth Portfolio (Class 1)                  --           --           --           --           --           --
   Short-Term Income Account (Class 1)                       --           --           --           --           --           --
   SmallCap Growth Account II (Class 1)                      --           --           --           --           --           --
   SmallCap Value Account I (Class 1)                        --           --           --           --           --           --
   West Coast Equity Account (Class 1)                       --           --           --           --           --           --
   Diversified International Account (Class 2)               --           --       36,149         4.57           --           --
   Equity Income Account (Class 2)                           --           --      194,734         6.82           --           --
   Income Account (Class 2)                                  --           --      105,272         7.00           --           --
   LargeCap Blend Account II (Class 2)                       --           --       17,953         4.44           --           --
   LargeCap Growth Account (Class 2)                         --           --       12,741         4.76           --           --
   MidCap Stock Account (Class 2)                            --           --       18,129         6.57           --           --
   Money Market Account (Class 2)                            --           --      445,837         5.99           --           --
   Mortgage Securities Account (Class 2)                     --           --       72,974         6.98           --           --
   Real Estate Securities Account (Class 2)                  --           --        9,155        11.13           --           --
   SAM Balanced Portfolio (Class 2)                          --           --    1,584,595         7.64           --           --
   SAM Conservative Balanced Portfolio (Class 2)             --           --      204,566         5.95           --           --
   SAM Conservative Growth Portfolio (Class 2)               --           --    1,408,657         7.41           --           --
   SAM Flexible Income Portfolio (Class 2)                   --           --      281,624         7.09           --           --
   SAM Strategic Growth Portfolio (Class 2)                  --           --      693,350         7.64           --           --
   Short-Term Income Account (Class 2)                       --           --       41,281         6.52           --           --
   SmallCap Growth Account II (Class 2)                      --           --        8,618         3.97           --           --
   SmallCap Value Account I (Class 2)                        --           --        4,548         6.55           --           --
   West Coast Equity Account (Class 2)                       --           --       56,823         8.50           --           --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class A):
   Columbia Asset Allocation Fund, Variable Series           --       $   --           --       $   --           --       $   --
   Columbia Large Cap Value Fund, Variable Series            --           --           --           --           --           --
   Columbia Small Company Growth Fund, Variable
      Series                                                 --           --           --           --           --           --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
   Columbia High Yield Fund, Variable Series
      (Class A)                                              --       $   --           --       $   --      459,004       $11.66
   Columbia Marsico Focused Equities Fund,
   Variable Series (Class A)                                 --           --           --           --    1,997,926         7.65
   Columbia Marsico Growth Fund, Variable
      Series (Class A)                                       --           --           --           --           --           --
   Columbia Marsico 21st Century Fund,
      Variable Series (Class A)                              --           --           --           --           --           --
   Columbia Mid Cap Growth Fund, Variable
      Series (Class A)                                       --           --           --           --           --           --
   Columbia Marsico International
      Opportunities Fund, Variable Series
      (Class B)                                              --           --           --           --           --           --

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                           --       $   --           --       $   --           --       $   --
   Global Growth Fund (Class 2)                              --           --           --           --    3,469,605        14.73
   Growth Fund (Class 2)                                     --           --           --           --    5,834,555        12.18
   Growth-Income Fund (Class 2)                              --           --           --           --    5,492,743        11.41
   Asset Allocation Fund (Class 3)                           --           --           --           --           --           --
   Cash Management Fund (Class 3)                            --           --           --           --           --           --
   Growth Fund (Class 3)                                     --           --           --           --           --           --
   Growth-Income Fund (Class 3)                              --           --           --           --           --           --
   High-Income Bond Fund (Class 3)                           --           --           --           --           --           --
   International Fund (Class 3)                              --           --           --           --           --           --
   U.S. Government/AAA-Rated Securities Fund
      (Class 3)                                              --           --           --           --           --           --

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                          188,782       $ 6.70           --       $   --    1,605,965       $ 8.63
   Mid Cap Value Portfolio                                   --           --           --           --           --           --

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF                           --       $   --           --       $   --       23,379       $ 7.17
   BB&T Large Cap VIF                                        --           --           --           --       40,382         6.97
   BB&T Mid Cap Growth VIF                                   --           --           --           --       85,803         6.82
   BB&T Special Opportunities Equity VIF                     --           --           --           --      135,720         9.24
   BB&T Total Return Bond VIF                                --           --           --           --       54,561        10.92

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                              --       $   --           --       $   --           --       $   --
   MTB Large Cap Value Fund II                               --           --           --           --           --           --
   MTB Managed Allocation Fund - Aggressive
   Growth II                                                 --           --           --           --           --           --
   MTB Managed Allocation Fund - Conservative
   Growth II                                                 --           --           --           --           --           --
   MTB Managed Allocation Fund - Moderate
   Growth II                                                 --           --           --           --           --           --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST (Class 2):
   Franklin Income Securities Fund                       26,771       $ 7.04           --       $   --           --       $   --
   Franklin Templeton VIP Founding Funds
   Allocation Fund                                      132,210         6.62           --           --           --           --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                         Contracts With            Contracts With            Contracts With
                                                   Total Expenses of 1.77(1) Total Expenses of 1.77(2)  Total Expenses of 1.77(3)
                                                   ------------------------- ------------------------- -------------------------
                                                                 Unit value                Unit value                Unit value
                                                   Accumulation      of      Accumulation      of      Accumulation      of
                                                      units     accumulation    units     accumulation    units     accumulation
Variable Accounts                                   outstanding    units     outstanding      units     outstanding     units
-------------------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                      --       $   --       37,439       $20.10           --       $   --
   Capital Appreciation Portfolio (Class 1)                  --           --      211,147        31.56       78,683         8.54
   Government and Quality Bond Portfolio (Class 1)           --           --      304,369        18.41      111,314        12.57
   Growth Portfolio (Class 1)                                --           --      102,945        21.42           --           --
   Natural Resources Portfolio (Class 1)                     --           --       45,528        32.48           --           --
   Asset Allocation Portfolio (Class 2)                 103,488        19.91           --           --           --           --
   Capital Appreciation Portfolio (Class 2)             222,213        31.34           --           --           --           --
   Government and Quality Bond Portfolio (Class 2)      702,643        18.25           --           --           --           --
   Growth Portfolio (Class 2)                           171,545        21.25           --           --           --           --
   Natural Resources Portfolio (Class 2)                135,895        32.18           --           --           --           --
   Asset Allocation Portfolio (Class 3)                  64,074        19.98           --           --           --           --
   Capital Appreciation Portfolio (Class 3)             893,722        31.23           --           --           --           --
   Government and Quality Bond Portfolio (Class 3)    3,868,442        18.16           --           --           --           --
   Growth Portfolio (Class 3)                           684,057        21.16           --           --           --           --
   Natural Resources Portfolio (Class 3)                435,262        32.09           --           --           --           --

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                     --       $   --       29,369       $ 7.89        6,729       $ 4.18
   Alliance Growth Portfolio (Class 1)                       --           --      110,672        21.41       54,415         5.86
   Balanced Portfolio (Class 1)                              --           --       45,783        12.18        6,510         6.87
   Blue Chip Growth Portfolio (Class 1)                      --           --       85,048         4.20       14,737         5.12
   Capital Growth Portfolio (Class 1)                        --           --       85,773         4.84           --           --
   Cash Management Portfolio (Class 1)                       --           --      273,162        13.47       53,135        10.49
   Corporate Bond Portfolio (Class 1)                        --           --      202,481        16.60           --           --
   Davis Venture Value Portfolio (Class 1)                   --           --      500,635        24.25      106,388         8.36
   "Dogs" of Wall Street Portfolio (Class 1)                 --           --       52,422         8.94           --           --
   Emerging Markets Portfolio (Class 1)                      --           --       52,073        11.22        4,614        16.81
   Equity Opportunities Portfolio (Class 1)                  --           --       94,498        12.21           --           --
   Fundamental Growth Portfolio (Class 1)                    --           --       50,285        11.49        6,488         4.74
   Global Bond Portfolio (Class 1)                           --           --      102,647        20.15       21,333        13.23
   Global Equities Portfolio (Class 1)                       --           --       39,105        14.48       29,244         6.66
   Growth Opportunities Portfolio (Class 1)                  --           --       92,645         4.21           --           --
   Growth-Income Portfolio (Class 1)                         --           --      106,029        19.10       37,757         6.06
   High-Yield Bond Portfolio (Class 1)                       --           --      113,112        13.80           --           --
   International Diversified Equities Portfolio
      (Class 1)                                              --           --      102,250         9.67           --           --
   International Growth and Income Portfolio
      (Class 1)                                              --           --      168,853        10.42       46,936         7.48
   Marsico Focused Growth Portfolio (Class 1)                --           --      212,942         7.80           --           --
   MFS Massachusetts Investors Trust Portfolio
      (Class 1)                                              --           --       83,221        16.69        3,682         7.66
   MFS Total Return Portfolio (Class 1)                      --           --      454,782        21.73       38,808        10.13
   Mid-Cap Growth Portfolio (Class 1)                        --           --      270,281         6.86       38,586         4.09
   Real Estate Portfolio (Class 1)                           --           --       43,728        14.43           --           --
   Technology Portfolio (Class 1)                            --           --      180,117         1.36           --           --
   Telecom Utility Portfolio (Class 1)                       --           --       33,022        10.93           --           --
   Total Return Bond Portfolio (Class 1)                     --           --       17,887        22.62           --           --
   Aggressive Growth Portfolio (Class 2)                 70,069         7.81           --           --           --           --
   Alliance Growth Portfolio (Class 2)                  162,026        21.09           --           --           --           --
   Balanced Portfolio (Class 2)                         115,223        12.07           --           --           --           --
   Blue Chip Growth Portfolio (Class 2)                 127,278         4.18           --           --           --           --
   Capital Growth Portfolio (Class 2)                    66,064         4.80           --           --           --           --
   Cash Management Portfolio (Class 2)                  670,217        13.36           --           --           --           --
   Corporate Bond Portfolio (Class 2)                   296,706        16.45           --           --           --           --
   Davis Venture Value Portfolio (Class 2)              436,360        23.99           --           --           --           --
   "Dogs" of Wall Street Portfolio (Class 2)            143,745         8.86           --           --           --           --
   Emerging Markets Portfolio (Class 2)                  99,552        11.12           --           --           --           --
   Equity Opportunities Portfolio (Class 2)             108,960        12.12           --           --           --           --
   Foreign Value Portfolio (Class 2)                    212,337        12.85           --           --           --           --
   Fundamental Growth Portfolio (Class 2)                41,328        11.38           --           --           --           --
   Global Bond Portfolio (Class 2)                      110,712        19.95           --           --           --           --
   Global Equities Portfolio (Class 2)                   51,730        14.34           --           --           --           --
   Growth Opportunities Portfolio (Class 2)             162,675         4.17           --           --           --           --
   Growth-Income Portfolio (Class 2)                    108,549        18.91           --           --           --           --
   High-Yield Bond Portfolio (Class 2)                  178,712        13.65           --           --           --           --
   International Diversified Equities Portfolio
      (Class 2)                                         255,245         9.58           --           --           --           --
   International Growth and Income Portfolio
      (Class 2)                                         200,410        10.36           --           --           --           --
   Marsico Focused Growth Portfolio (Class 2)           331,191         7.74           --           --           --           --
   MFS Massachusetts Investors Trust Portfolio
      (Class 2)                                         119,083        16.55           --           --           --           --
   MFS Total Return Portfolio (Class 2)                 430,491        21.52           --           --           --           --
   Mid-Cap Growth Portfolio (Class 2)                   294,575         6.79           --           --           --           --
   Real Estate Portfolio (Class 2)                      134,354        14.29           --           --           --           --
   Small & Mid Cap Value Portfolio (Class 2)            254,775        11.60           --           --           --           --
   Technology Portfolio (Class 2)                       251,382         1.35           --           --           --           --
   Telecom Utility Portfolio (Class 2)                   97,357        10.85           --           --           --           --
   Total Return Bond Portfolio (Class 2)                 89,515        22.35           --           --           --           --
   Aggressive Growth Portfolio (Class 3)                100,889         7.77           --           --           --           --
   Alliance Growth Portfolio (Class 3)                  390,633        21.04           --           --           --           --
   American Funds Asset Allocation SAST Portfolio
      (Class 3)                                       1,119,294         7.57           --           --           --           --
   American Funds Global Growth SAST Portfolio
      (Class 3)                                       3,172,002         7.30           --           --           --           --
   American Funds Growth SAST Portfolio (Class 3)     3,970,712         6.42           --           --           --           --
   American Funds Growth-Income SAST Portfolio
      (Class 3)                                       4,536,990         6.59           --           --           --           --
   Balanced Portfolio (Class 3)                         117,534        12.01           --           --           --           --
   Blue Chip Growth Portfolio (Class 3)                 177,490         4.15           --           --           --           --
   Capital Growth Portfolio (Class 3)                 1,991,773         4.81           --           --           --           --
   Cash Management Portfolio (Class 3)                2,414,907        13.28           --           --           --           --
   Corporate Bond Portfolio (Class 3)                 3,049,080        16.35           --           --           --           --
   Davis Venture Value Portfolio (Class 3)            1,634,002        23.90           --           --           --           --
   "Dogs" of Wall Street Portfolio (Class 3)            116,081         8.84           --           --           --           --
   Emerging Markets Portfolio (Class 3)               1,157,541        11.06           --           --           --           --
   Equity Opportunities Portfolio (Class 3)             125,341        12.05           --           --           --           --
   Foreign Value Portfolio (Class 3)                  1,701,581        12.78       76,417        12.78           --           --
   Fundamental Growth Portfolio (Class 3)             1,444,432        11.32           --           --           --           --
   Global Bond Portfolio (Class 3)                      922,532        19.81           --           --           --           --
   Global Equities Portfolio (Class 3)                  138,836        14.21           --           --           --           --
   Growth Opportunities Portfolio (Class 3)           1,479,767         4.15           --           --           --           --
   Growth-Income Portfolio (Class 3)                     68,929        18.82           --           --           --           --
   High-Yield Bond Portfolio (Class 3)                  378,795        13.59           --           --           --           --
   International Diversified Equities Portfolio
      (Class 3)                                       2,230,656         9.55           --           --           --           --
   International Growth and Income Portfolio
      (Class 3)                                       3,095,126        10.30           --           --           --           --
   Marsico Focused Growth Portfolio (Class 3)           518,087         7.70           --           --           --           --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                         Contracts With            Contracts With            Contracts With
                                                   Total Expenses of 1.77(1) Total Expenses of 1.77(2) Total Expenses of 1.77(3)
                                                   ------------------------- ------------------------- -------------------------
                                                                 Unit value                Unit value                Unit value
                                                   Accumulation      of      Accumulation      of      Accumulation      of
                                                       units    accumulation    units     accumulation    units     accumulation
Variable Accounts                                   outstanding    units     outstanding      units     outstanding     units
-------------------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust Portfolio
      (Class 3)                                         496,710       $16.49           --       $   --           --       $   --
   MFS Total Return Portfolio (Class 3)                 800,333        21.42           --           --           --           --
   Mid-Cap Growth Portfolio (Class 3)                   834,177         6.76           --           --           --           --
   Real Estate Portfolio (Class 3)                    1,158,842        14.24           --           --           --           --
   Small & Mid Cap Value Portfolio (Class 3)          2,694,938        11.53       44,307        11.53           --           --
   Small Company Value Portfolio (Class 3)            2,006,222         6.00           --           --           --           --
   Technology Portfolio (Class 3)                       931,628         1.34           --           --           --           --
   Telecom Utility Portfolio (Class 3)                   96,589        10.90           --           --           --           --
   Total Return Bond Portfolio (Class 3)                821,857        22.46           --           --           --           --

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                             161,475       $ 5.52       67,059       $ 5.47           --       $   --
   Comstock Portfolio                                 1,804,794         8.47      393,682         8.45           --           --
   Growth and Income Portfolio                        3,890,940        10.22      286,514        10.24           --           --

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
   Diversified International Account (Class 1)               --       $   --           --       $   --           --       $   --
   Equity Income Account (Class 1)                           --           --           --           --           --           --
   Income Account (Class 1)                                  --           --           --           --           --           --
   LargeCap Blend Account II (Class 1)                       --           --           --           --           --           --
   LargeCap Growth Account (Class 1)                         --           --           --           --           --           --
   MidCap Stock Account (Class 1)                            --           --           --           --           --           --
   Money Market Account (Class 1)                            --           --           --           --           --           --
   Mortgage Securities Account (Class 1)                     --           --           --           --           --           --
   Real Estate Securities Account (Class 1)                  --           --           --           --           --           --
   SAM Balanced Portfolio (Class 1)                     119,196         7.72           --           --           --           --
   SAM Conservative Balanced Portfolio (Class 1)             --           --           --           --           --           --
   SAM Conservative Growth Portfolio (Class 1)          104,716         7.50           --           --           --           --
   SAM Flexible Income Portfolio (Class 1)                   --           --           --           --           --           --
   SAM Strategic Growth Portfolio (Class 1)              67,398         7.73           --           --           --           --
   Short-Term Income Account (Class 1)                       --           --           --           --           --           --
   SmallCap Growth Account II (Class 1)                      --           --           --           --           --           --
   SmallCap Value Account I (Class 1)                        --           --           --           --           --           --
   West Coast Equity Account (Class 1)                       --           --           --           --           --           --
   Diversified International Account (Class 2)               --           --           --           --           --           --
   Equity Income Account (Class 2)                       33,470         6.62           --           --           --           --
   Income Account (Class 2)                                  --           --           --           --           --           --
   LargeCap Blend Account II (Class 2)                       --           --           --           --           --           --
   LargeCap Growth Account (Class 2)                         --           --           --           --           --           --
   MidCap Stock Account (Class 2)                            --           --           --           --           --           --
   Money Market Account (Class 2)                            --           --           --           --           --           --
   Mortgage Securities Account (Class 2)                     --           --           --           --           --           --
   Real Estate Securities Account (Class 2)                  --           --           --           --           --           --
   SAM Balanced Portfolio (Class 2)                     178,576         7.58           --           --           --           --
   SAM Conservative Balanced Portfolio (Class 2)         46,240         8.34           --           --           --           --
   SAM Conservative Growth Portfolio (Class 2)           58,536         7.36           --           --           --           --
   SAM Flexible Income Portfolio (Class 2)                    8         8.81           --           --           --           --
   SAM Strategic Growth Portfolio (Class 2)              29,369         7.61           --           --           --           --
   Short-Term Income Account (Class 2)                       --           --           --           --           --           --
   SmallCap Growth Account II (Class 2)                      --           --           --           --           --           --
   SmallCap Value Account I (Class 2)                        --           --           --           --           --           --
   West Coast Equity Account (Class 2)                       --           --           --           --           --           --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class A):
   Columbia Asset Allocation Fund, Variable Series          150       $ 8.45           --       $   --        9,538       $ 8.45
   Columbia Large Cap Value Fund, Variable Series        14,326         8.10           --           --       39,015         8.10
   Columbia Small Company Growth Fund, Variable
      Series                                              4,230         7.70           --           --       38,499         7.70

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
   Columbia High Yield Fund, Variable Series
      (Class A)                                          63,310       $11.63           --       $   --       37,245       $11.63
   Columbia Marsico Focused Equities Fund,
      Variable Series (Class A)                         254,917         7.56           --           --       77,834         7.56
   Columbia Marsico Growth Fund, Variable Series
      (Class A)                                          21,506         7.17           --           --       30,565         7.17
   Columbia Marsico 21st Century Fund, Variable
      Series (Class A)                                    1,266        10.36           --           --       16,181        10.36
   Columbia Mid Cap Growth Fund, Variable Series
      (Class A)                                             145         5.83           --           --       41,196         5.83
   Columbia Marsico International Opportunities
      Fund, Variable Series (Class B)                    10,129        11.47           --           --       24,103        11.47

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                       13,872       $11.54      401,751       $11.54           --       $   --
   Global Growth Fund (Class 2)                         685,928        14.68      187,616        14.68           --           --
   Growth Fund (Class 2)                              1,051,359        12.14      307,472        12.14           --           --
   Growth-Income Fund (Class 2)                       1,204,969        11.38      443,735        11.38           --           --
   Asset Allocation Fund (Class 3)                           --           --           --           --           --           --
   Cash Management Fund (Class 3)                            --           --           --           --           --           --
   Growth Fund (Class 3)                                     --           --           --           --           --           --
   Growth-Income Fund (Class 3)                              --           --           --           --           --           --
   High-Income Bond Fund (Class 3)                           --           --           --           --           --           --
   International Fund (Class 3)                              --           --           --           --           --           --
   U.S. Government/AAA-Rated Securities Fund
      (Class 3)                                              --           --           --           --           --           --

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                        3,049,566       $ 8.62      309,245       $ 8.62           --       $   --
   Mid Cap Value Portfolio                                3,511         8.77      232,371         8.77           --           --

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF                       37,751       $ 7.22           --       $   --           --       $   --
   BB&T Large Cap VIF                                    67,245         7.07           --           --           --           --
   BB&T Mid Cap Growth VIF                               26,681         6.81           --           --           --           --
   BB&T Special Opportunities Equity VIF                211,890         9.20           --           --           --           --
   BB&T Total Return Bond VIF                           184,344        10.80           --           --           --           --

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                               9       $ 6.25           --       $   --           --       $   --
   MTB Large Cap Value Fund II                                9         5.78           --           --           --           --
   MTB Managed Allocation Fund - Aggressive
      Growth II                                               9         6.03           --           --           --           --
   MTB Managed Allocation Fund - Conservative
      Growth II                                               9         8.17           --           --           --           --
   MTB Managed Allocation Fund - Moderate
      Growth II                                               9         7.23           --           --           --           --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST (Class 2):
   Franklin Income Securities Fund                      225,507       $ 7.02           --       $   --           --       $   --
   Franklin Templeton VIP Founding Funds
      Allocation Fund                                   695,648         6.61           --           --           --           --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                         Contracts With            Contracts With            Contracts With
                                                     Total Expenses of 1.80   Total Expenses of 1.90     Total Expenses of 1.95
                                                   ------------------------- ------------------------- -------------------------
                                                                 Unit value                Unit value                Unit value
                                                   Accumulation      of      Accumulation      of      Accumulation      of
                                                       units    accumulation    units     accumulation    units     accumulation
Variable Accounts                                   outstanding    units     outstanding      units     outstanding     units
-------------------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                      --       $   --           --       $   --           --       $   --
   Capital Appreciation Portfolio (Class 1)                  --           --           --           --           --           --
   Government and Quality Bond Portfolio (Class 1)           --           --           --           --           --           --
   Growth Portfolio (Class 1)                                --           --           --           --           --           --
   Natural Resources Portfolio (Class 1)                     --           --           --           --           --           --
   Asset Allocation Portfolio (Class 2)                      --           --           --           --           --           --
   Capital Appreciation Portfolio (Class 2)              21,763        31.17           --           --        7,610        31.81
   Government and Quality Bond Portfolio (Class 2)           --           --           --           --           --           --
   Growth Portfolio (Class 2)                                --           --           --           --           --           --
   Natural Resources Portfolio (Class 2)                     --           --           --           --           --           --
   Asset Allocation Portfolio (Class 3)                      25         8.49        7,790         8.45           --           --
   Capital Appreciation Portfolio (Class 3)              15,604         7.96      102,741         7.91           --           --
   Government and Quality Bond Portfolio (Class 3)       88,990        10.79      713,424        10.78           --           --
   Growth Portfolio (Class 3)                            12,371         6.85      277,331         6.84           --           --
   Natural Resources Portfolio (Class 3)                 20,518         7.07       85,964         7.04           --           --

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                     --       $   --           --       $   --           --       $   --
   Alliance Growth Portfolio (Class 1)                       --           --           --           --           --           --
   Balanced Portfolio (Class 1)                              --           --           --           --           --           --
   Blue Chip Growth Portfolio (Class 1)                      --           --           --           --           --           --
   Capital Growth Portfolio (Class 1)                        --           --           --           --           --           --
   Cash Management Portfolio (Class 1)                       --           --           --           --           --           --
   Corporate Bond Portfolio (Class 1)                        --           --           --           --           --           --
   Davis Venture Value Portfolio (Class 1)                   --           --           --           --           --           --
   "Dogs" of Wall Street Portfolio (Class 1)                 --           --           --           --           --           --
   Emerging Markets Portfolio (Class 1)                      --           --           --           --           --           --
   Equity Opportunities Portfolio (Class 1)                  --           --           --           --           --           --
   Fundamental Growth Portfolio (Class 1)                    --           --           --           --           --           --
   Global Bond Portfolio (Class 1)                           --           --           --           --           --           --
   Global Equities Portfolio (Class 1)                       --           --           --           --           --           --
   Growth Opportunities Portfolio (Class 1)                  --           --           --           --           --           --
   Growth-Income Portfolio (Class 1)                         --           --           --           --           --           --
   High-Yield Bond Portfolio (Class 1)                       --           --           --           --           --           --
   International Diversified Equities Portfolio
      (Class 1)                                              --           --           --           --           --           --
   International Growth and Income Portfolio
      (Class 1)                                              --           --           --           --           --           --
   Marsico Focused Growth Portfolio (Class 1)                --           --           --           --           --           --
   MFS Massachusetts Investors Trust Portfolio
      (Class 1)                                              --           --           --           --           --           --
   MFS Total Return Portfolio (Class 1)                      --           --           --           --           --           --
   Mid-Cap Growth Portfolio (Class 1)                        --           --           --           --           --           --
   Real Estate Portfolio (Class 1)                           --           --           --           --           --           --
   Technology Portfolio (Class 1)                            --           --           --           --           --           --
   Telecom Utility Portfolio (Class 1)                       --           --           --           --           --           --
   Total Return Bond Portfolio (Class 1)                     --           --           --           --           --           --
   Aggressive Growth Portfolio (Class 2)                     --           --           --           --           --           --
   Alliance Growth Portfolio (Class 2)                    2,205        21.22           --           --           72        21.00
   Balanced Portfolio (Class 2)                              --           --           --           --           --           --
   Blue Chip Growth Portfolio (Class 2)                      --           --           --           --           --           --
   Capital Growth Portfolio (Class 2)                        --           --           --           --           --           --
   Cash Management Portfolio (Class 2)                       --           --           --           --           --           --
   Corporate Bond Portfolio (Class 2)                        --           --           --           --           --           --
   Davis Venture Value Portfolio (Class 2)                1,987        23.96           --           --           --           --
   "Dogs" of Wall Street Portfolio (Class 2)                 --           --           --           --           --           --
   Emerging Markets Portfolio (Class 2)                      --           --           --           --           --           --
   Equity Opportunities Portfolio (Class 2)                  --           --           --           --           --           --
   Foreign Value Portfolio (Class 2)                         --           --           --           --           --           --
   Fundamental Growth Portfolio (Class 2)                    --           --           --           --           --           --
   Global Bond Portfolio (Class 2)                           --           --           --           --           --           --
   Global Equities Portfolio (Class 2)                    3,214        14.38           --           --          648        14.27
   Growth Opportunities Portfolio (Class 2)                  --           --           --           --           --           --
   Growth-Income Portfolio (Class 2)                         --           --           --           --           --           --
   High-Yield Bond Portfolio (Class 2)                       --           --           --           --           --           --
   International Diversified Equities Portfolio
      (Class 2)                                              --           --           --           --           --           --
   International Growth and Income Portfolio
      (Class 2)                                              --           --           --           --           --           --
   Marsico Focused Growth Portfolio (Class 2)                --           --           --           --           --           --
   MFS Massachusetts Investors Trust Portfolio
      (Class 2)                                              --           --           --           --           --           --
   MFS Total Return Portfolio (Class 2)                      --           --           --           --           --           --
   Mid-Cap Growth Portfolio (Class 2)                    24,734         6.79           --           --        4,053         6.73
   Real Estate Portfolio (Class 2)                           --           --           --           --           --           --
   Small & Mid Cap Value Portfolio (Class 2)                 --           --           --           --           --           --
   Technology Portfolio (Class 2)                        48,490         1.35           --           --           58         1.33
   Telecom Utility Portfolio (Class 2)                       --           --           --           --           --           --
   Total Return Bond Portfolio (Class 2)                     --           --           --           --           --           --
   Aggressive Growth Portfolio (Class 3)                     23         5.10        1,647         5.11           --           --
   Alliance Growth Portfolio (Class 3)                   20,141         6.96        6,639         6.94           --           --
   American Funds Asset Allocation SAST Portfolio
      (Class 3)                                          11,236         7.54      154,031         7.54           --           --
   American Funds Global Growth SAST Portfolio
      (Class 3)                                          21,901         7.34      295,299         7.33           --           --
   American Funds Growth SAST Portfolio (Class 3)        20,697         6.39      508,028         6.39           --           --
   American Funds Growth-Income SAST Portfolio
      (Class 3)                                          17,142         6.70      600,148         6.70           --           --
   Balanced Portfolio (Class 3)                              25         7.95       11,438         7.94           --           --
   Blue Chip Growth Portfolio (Class 3)                   1,264         7.10        9,870         7.09           --           --
   Capital Growth Portfolio (Class 3)                    10,010         6.38      260,361         6.39           --           --
   Cash Management Portfolio (Class 3)                   15,322        10.24      272,559        10.22           --           --
   Corporate Bond Portfolio (Class 3)                    40,686         9.56      542,130         9.55           --           --
   Davis Venture Value Portfolio (Class 3)               35,152         6.82      293,364         6.82           --           --
   "Dogs" of Wall Street Portfolio (Class 3)                106         7.59       11,212         7.63           --           --
   Emerging Markets Portfolio (Class 3)                  13,872         6.97      221,469         6.95           --           --
   Equity Opportunities Portfolio (Class 3)                 199         6.42        3,412         6.47           --           --
   Foreign Value Portfolio (Class 3)                     16,594         7.29      198,869         7.30           --           --
   Fundamental Growth Portfolio (Class 3)                16,354         6.74      427,558         6.74           --           --
   Global Bond Portfolio (Class 3)                        7,943        11.40      110,584        11.41           --           --
   Global Equities Portfolio (Class 3)                       24         6.74       16,641         6.72           --           --
   Growth Opportunities Portfolio (Class 3)               6,146         8.13       66,119         8.12           --           --
   Growth-Income Portfolio (Class 3)                        262         6.45       23,372         6.50           --           --
   High-Yield Bond Portfolio (Class 3)                    1,551         6.92       46,771         6.86           --           --
   International Diversified Equities Portfolio
      (Class 3)                                          20,584         7.35      398,691         7.33           --           --
   International Growth and Income Portfolio
      (Class 3)                                          39,748         6.19      688,331         6.18           --           --
   Marsico Focused Growth Portfolio (Class 3)             6,951         7.19       22,957         7.17           --           --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                         Contracts With             Contracts With           Contracts With
                                                    Total Expenses of 1.80     Total Expenses of 1.90    Total Expenses of 1.95
                                                   ------------------------- ------------------------- -------------------------
                                                                 Unit value                Unit value                Unit value
                                                   Accumulation      of      Accumulation      of      Accumulation      of
                                                       units    accumulation    units     accumulation    units     accumulation
Variable Accounts                                   outstanding    units     outstanding      units     outstanding     units
-------------------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust Portfolio
      (Class 3)                                           1,911       $ 7.71      114,689       $ 7.70           --       $   --
   MFS Total Return Portfolio (Class 3)                   3,570         8.27       91,836         8.31           --           --
   Mid-Cap Growth Portfolio (Class 3)                     3,596         6.92       80,631         6.97           --           --
   Real Estate Portfolio (Class 3)                       27,420         5.14      377,525         5.13           --           --
   Small & Mid Cap Value Portfolio (Class 3)             28,699         6.99      523,716         6.99           --           --
   Small Company Value Portfolio (Class 3)               15,535         6.53      242,965         6.53           --           --
   Technology Portfolio (Class 3)                           729         6.09       10,328         6.10           --           --
   Telecom Utility Portfolio (Class 3)                    2,405         8.13       13,650         8.10           --           --
   Total Return Bond Portfolio (Class 3)                  3,365        11.05      186,827        11.10           --           --

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                                  25       $ 6.09        6,960       $ 6.13           --       $   --
   Comstock Portfolio                                     9,013         6.56      140,492         6.56       72,306         8.35
   Growth and Income Portfolio                           34,080         7.29      571,242         7.28           --           --

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
   Diversified International Account (Class 1)           15,747       $ 4.64           --       $   --           --       $   --
   Equity Income Account (Class 1)                      332,136         6.91           --           --           --           --
   Income Account (Class 1)                             158,165         7.03           --           --           --           --
   LargeCap Blend Account II (Class 1)                  119,366         4.49           --           --           --           --
   LargeCap Growth Account (Class 1)                     19,096         4.79           --           --           --           --
   MidCap Stock Account (Class 1)                        67,971         6.63           --           --           --           --
   Money Market Account (Class 1)                       155,265         6.03           --           --           --           --
   Mortgage Securities Account (Class 1)                170,270         7.08           --           --           --           --
   Real Estate Securities Account (Class 1)               1,714        11.16           --           --           --           --
   SAM Balanced Portfolio (Class 1)                   1,710,796         7.70           --           --           --           --
   SAM Conservative Balanced Portfolio (Class 1)        172,739         5.98           --           --           --           --
   SAM Conservative Growth Portfolio (Class 1)          633,308         7.49           --           --           --           --
   SAM Flexible Income Portfolio (Class 1)              389,300         7.15           --           --           --           --
   SAM Strategic Growth Portfolio (Class 1)             116,493         7.73           --           --           --           --
   Short-Term Income Account (Class 1)                  149,165         6.57           --           --           --           --
   SmallCap Growth Account II (Class 1)                  32,553         4.02           --           --           --           --
   SmallCap Value Account I (Class 1)                     1,685         6.47           --           --           --           --
   West Coast Equity Account (Class 1)                  149,230         8.62           --           --           --           --
   Diversified International Account (Class 2)               --           --           --           --          620         4.53
   Equity Income Account (Class 2)                           --           --           --           --      149,770         6.70
   Income Account (Class 2)                                  --           --           --           --       75,344         6.87
   LargeCap Blend Account II (Class 2)                       --           --           --           --       10,607         4.35
   LargeCap Growth Account (Class 2)                         --           --           --           --        1,727         4.67
   MidCap Stock Account (Class 2)                            --           --           --           --        8,303         6.43
   Money Market Account (Class 2)                            --           --           --           --      108,219         5.89
   Mortgage Securities Account (Class 2)                     --           --           --           --        5,633         6.87
   Real Estate Securities Account (Class 2)                  --           --           --           --            5        10.78
   SAM Balanced Portfolio (Class 2)                          --           --           --           --      258,784         7.50
   SAM Conservative Balanced Portfolio (Class 2)             --           --           --           --       28,759         5.84
   SAM Conservative Growth Portfolio (Class 2)               --           --           --           --      122,049         7.27
   SAM Flexible Income Portfolio (Class 2)                   --           --           --           --       77,613         6.98
   SAM Strategic Growth Portfolio (Class 2)                  --           --           --           --       96,204         7.52
   Short-Term Income Account (Class 2)                       --           --           --           --       21,617         6.40
   SmallCap Growth Account II (Class 2)                      --           --           --           --        4,673         3.92
   SmallCap Value Account I (Class 2)                        --           --           --           --           17         6.50
   West Coast Equity Account (Class 2)                       --           --           --           --       23,376         8.34

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class A):
   Columbia Asset Allocation Fund, Variable Series           --       $   --           --       $   --           --       $   --
   Columbia Large Cap Value Fund, Variable Series            --           --           --           --           --           --
   Columbia Small Company Growth Fund, Variable
      Series                                                 --           --           --           --           --           --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
   Columbia High Yield Fund, Variable Series
      (Class A)                                              --       $   --           --       $   --           --       $   --
   Columbia Marsico Focused Equities Fund,
      Variable Series (Class A)                              --           --           --           --           --           --
   Columbia Marsico Growth Fund, Variable Series
      (Class A)                                              --           --           --           --           --           --
   Columbia Marsico 21st Century Fund, Variable
      Series (Class A)                                       --           --           --           --           --           --
   Columbia Mid Cap Growth Fund, Variable Series
      (Class A)                                              --           --           --           --           --           --
   Columbia Marsico International Opportunities
      Fund, Variable Series (Class B)                        --           --           --           --           --           --

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                           --       $   --           --       $   --           --       $   --
   Global Growth Fund (Class 2)                              --           --           --           --           --           --
   Growth Fund (Class 2)                                     --           --           --           --           --           --
   Growth-Income Fund (Class 2)                              --           --           --           --           --           --
   Asset Allocation Fund (Class 3)                           --           --           --           --           --           --
   Cash Management Fund (Class 3)                            --           --           --           --           --           --
   Growth Fund (Class 3)                                     --           --           --           --           --           --
   Growth-Income Fund (Class 3)                              --           --           --           --           --           --
   High-Income Bond Fund (Class 3)                           --           --           --           --           --           --
   International Fund (Class 3)                              --           --           --           --           --           --
   U.S. Government/AAA-Rated Securities Fund
      (Class 3)                                              --           --           --           --           --           --

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                           17,016       $ 6.72      469,588       $ 6.69           --       $   --
   Mid Cap Value Portfolio                                   --           --           --           --           --           --

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF                           --       $   --           --       $   --           --       $   --
   BB&T Large Cap VIF                                        --           --           --           --           --           --
   BB&T Mid Cap Growth VIF                                   --           --           --           --           --           --
   BB&T Special Opportunities Equity VIF                     --           --           --           --           --           --
   BB&T Total Return Bond VIF                                --           --           --           --           --           --

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                              --       $   --           --       $   --           --       $   --
   MTB Large Cap Value Fund II                               --           --           --           --           --           --
   MTB Managed Allocation Fund - Aggressive
      Growth II                                              --           --           --           --           --           --
   MTB Managed Allocation Fund - Conservative
      Growth II                                              --           --           --           --           --           --
   MTB Managed Allocation Fund - Moderate
      Growth II                                              --           --           --           --           --           --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
      TRUST (Class 2):
   Franklin Income Securities Fund                        2,035       $ 7.03       22,043       $ 6.99           --       $   --
   Franklin Templeton VIP Founding Funds
      Allocation Fund                                     1,343         6.60       22,154         6.59           --           --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                         Contracts With            Contracts With            Contracts With
                                                   Total Expenses of 1.97(4)   Total Expenses of 2.02    Total Expenses of 2.05
                                                   ------------------------- ------------------------- -------------------------
                                                                 Unit value                Unit value                Unit value
                                                   Accumulation      of      Accumulation      of      Accumulation      of
                                                      units     accumulation    units     accumulation    units     accumulation
Variable Accounts                                   outstanding    units     outstanding      units     outstanding     units
-------------------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                      -- $         --           -- $         --           -- $         --
   Capital Appreciation Portfolio (Class 1)                  --           --           --           --           --           --
   Government and Quality Bond Portfolio (Class 1)           --           --           --           --           --           --
   Growth Portfolio (Class 1)                                --           --           --           --           --           --
   Natural Resources Portfolio (Class 1)                     --           --           --           --           --           --
   Asset Allocation Portfolio (Class 2)                  35,063        19.64           --           --           --           --
   Capital Appreciation Portfolio (Class 2)              12,793        31.30           --           --           --           --
   Government and Quality Bond Portfolio (Class 2)       30,488        18.04           --           --           --           --
   Growth Portfolio (Class 2)                             7,512        21.03           --           --           --           --
   Natural Resources Portfolio (Class 2)                  3,275        31.90           --           --           --           --
   Asset Allocation Portfolio (Class 3)                  11,345        19.57        1,194        19.82          169         8.42
   Capital Appreciation Portfolio (Class 3)             170,496        30.85       76,840        31.00        4,803         7.91
   Government and Quality Bond Portfolio (Class 3)      418,856        17.93      139,247        18.05       26,030        10.72
   Growth Portfolio (Class 3)                            63,939        20.91       16,686        21.02          780         6.79
   Natural Resources Portfolio (Class 3)                 74,859        31.66       45,340        31.85        1,580         6.98

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                     -- $         --           -- $         --           -- $         --
   Alliance Growth Portfolio (Class 1)                       --           --           --           --           --           --
   Balanced Portfolio (Class 1)                              --           --           --           --           --           --
   Blue Chip Growth Portfolio (Class 1)                      --           --           --           --           --           --
   Capital Growth Portfolio (Class 1)                        --           --           --           --           --           --
   Cash Management Portfolio (Class 1)                       --           --           --           --           --           --
   Corporate Bond Portfolio (Class 1)                        --           --           --           --           --           --
   Davis Venture Value Portfolio (Class 1)                   --           --           --           --           --           --
   "Dogs" of Wall Street Portfolio (Class 1)                 --           --           --           --           --           --
   Emerging Markets Portfolio (Class 1)                      --           --           --           --           --           --
   Equity Opportunities Portfolio (Class 1)                  --           --           --           --           --           --
   Fundamental Growth Portfolio (Class 1)                    --           --           --           --           --           --
   Global Bond Portfolio (Class 1)                           --           --           --           --           --           --
   Global Equities Portfolio (Class 1)                       --           --           --           --           --           --
   Growth Opportunities Portfolio (Class 1)                  --           --           --           --           --           --
   Growth-Income Portfolio (Class 1)                         --           --           --           --           --           --
   High-Yield Bond Portfolio (Class 1)                       --           --           --           --           --           --
   International Diversified Equities Portfolio
      (Class 1)                                              --           --           --           --           --           --
   International Growth and Income Portfolio
      (Class 1)                                              --           --           --           --           --           --
   Marsico Focused Growth Portfolio (Class 1)                --           --           --           --           --           --
   MFS Massachusetts Investors Trust Portfolio
      (Class 1)                                              --           --           --           --           --           --
   MFS Total Return Portfolio (Class 1)                      --           --           --           --           --           --
   Mid-Cap Growth Portfolio (Class 1)                        --           --           --           --           --           --
   Real Estate Portfolio (Class 1)                           --           --           --           --           --           --
   Technology Portfolio (Class 1)                            --           --           --           --           --           --
   Telecom Utility Portfolio (Class 1)                       --           --           --           --           --           --
   Total Return Bond Portfolio (Class 1)                     --           --           --           --           --           --
   Aggressive Growth Portfolio (Class 2)                  3,421         7.72           --           --           --           --
   Alliance Growth Portfolio (Class 2)                    7,362        20.90           --           --           --           --
   Balanced Portfolio (Class 2)                          21,772        11.94           --           --           --           --
   Blue Chip Growth Portfolio (Class 2)                   2,721         4.13           --           --           --           --
   Capital Growth Portfolio (Class 2)                     4,106         4.75           --           --           --           --
   Cash Management Portfolio (Class 2)                   20,405        13.21           --           --           --           --
   Corporate Bond Portfolio (Class 2)                    24,702        16.27           --           --           --           --
   Davis Venture Value Portfolio (Class 2)               19,571        23.71           --           --           --           --
   "Dogs" of Wall Street Portfolio (Class 2)              5,033         8.79           --           --           --           --
   Emerging Markets Portfolio (Class 2)                   7,577        11.00           --           --           --           --
   Equity Opportunities Portfolio (Class 2)               3,084        11.96           --           --           --           --
   Foreign Value Portfolio (Class 2)                      5,654        12.53           --           --           --           --
   Fundamental Growth Portfolio (Class 2)                 3,410        11.24           --           --           --           --
   Global Bond Portfolio (Class 2)                        5,278        19.77           --           --           --           --
   Global Equities Portfolio (Class 2)                    5,622        14.24           --           --           --           --
   Growth Opportunities Portfolio (Class 2)               6,379         4.12           --           --           --           --
   Growth-Income Portfolio (Class 2)                      9,396        18.66           --           --           --           --
   High-Yield Bond Portfolio (Class 2)                    8,179        13.48           --           --           --           --
   International Diversified Equities Portfolio
      (Class 2)                                          42,640         9.49           --           --           --           --
   International Growth and Income Portfolio
      (Class 2)                                          10,967        10.27           --           --           --           --
   Marsico Focused Growth Portfolio (Class 2)                --           --           --           --           --           --
   MFS Massachusetts Investors Trust Portfolio
      (Class 2)                                           1,809        16.42           --           --           --           --
   MFS Total Return Portfolio (Class 2)                  29,958        21.28           --           --           --           --
   Mid-Cap Growth Portfolio (Class 2)                    16,151         6.71           --           --           --           --
   Real Estate Portfolio (Class 2)                        7,555        14.15           --           --           --           --
   Small & Mid Cap Value Portfolio (Class 2)              7,258        11.46           --           --           --           --
   Technology Portfolio (Class 2)                         9,671         1.33           --           --           --           --
   Telecom Utility Portfolio (Class 2)                       --           --           --           --           --           --
   Total Return Bond Portfolio (Class 2)                     --           --           --           --           --           --
   Aggressive Growth Portfolio (Class 3)                 24,624         7.66        1,898         7.71           36         5.04
   Alliance Growth Portfolio (Class 3)                   69,684        20.78        7,196        20.88        3,324         6.91
   American Funds Asset Allocation SAST Portfolio
      (Class 3)                                           2,106         7.54       89,666         7.53           31         7.39
   American Funds Global Growth SAST Portfolio
      (Class 3)                                           2,125         7.28      121,247         7.26        4,213         7.30
   American Funds Growth SAST Portfolio (Class 3)           952         6.40      462,655         6.39        1,215         6.34
   American Funds Growth-Income SAST Portfolio
      (Class 3)                                           1,041         6.57      306,787         6.55          944         6.65
   Balanced Portfolio (Class 3)                          10,172        11.86        5,858        11.91           30         7.87
   Blue Chip Growth Portfolio (Class 3)                  35,007         4.10       49,603         4.12          202         7.07
   Capital Growth Portfolio (Class 3)                    33,582         4.72       70,678         4.78           30         6.30
   Cash Management Portfolio (Class 3)                  427,978        13.13       53,824        13.20           29        10.15
   Corporate Bond Portfolio (Class 3)                   197,778        16.18      171,859        16.25        2,785         9.51
   Davis Venture Value Portfolio (Class 3)              211,140        23.62       83,309        23.74        7,571         6.77
   "Dogs" of Wall Street Portfolio (Class 3)             30,314         8.72        4,072         8.79           50         7.49
   Emerging Markets Portfolio (Class 3)                  76,057        10.92       34,648        10.98        1,286         6.93
   Equity Opportunities Portfolio (Class 3)              46,067        11.82          669        11.94           33         6.40
   Foreign Value Portfolio (Class 3)                    202,287        12.63       42,836        12.68        2,512         7.25
   Fundamental Growth Portfolio (Class 3)                18,909        11.03       47,909        11.21           16         6.69
   Global Bond Portfolio (Class 3)                       90,128        19.61       47,013        19.66        2,384        11.33
   Global Equities Portfolio (Class 3)                   26,274        14.09        3,500        14.12        1,497         6.73
   Growth Opportunities Portfolio (Class 3)              71,207         4.06       68,698         4.13          655         8.09
   Growth-Income Portfolio (Class 3)                     12,818        18.60          570        18.63           32         6.42
   High-Yield Bond Portfolio (Class 3)                   37,524        13.41        7,326        13.51           15         6.81
   International Diversified Equities Portfolio
      (Class 3)                                         240,581         9.44       55,946         9.50          968         7.30
   International Growth and Income Portfolio
      (Class 3)                                         136,988        10.16       98,545        10.23        2,011         6.15
   Marsico Focused Growth Portfolio (Class 3)             5,975         7.61       16,042         7.65           28         7.09

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                         Contracts With            Contracts With            Contracts With
                                                   Total Expenses of 1.97(4)   Total Expenses of 2.02    Total Expenses of 2.05
                                                   ------------------------- ------------------------- -------------------------
                                                                 Unit value                Unit value                Unit value
                                                   Accumulation      of      Accumulation      of      Accumulation      of
                                                      units     accumulation    units     accumulation    units     accumulation
Variable Accounts                                   outstanding    units     outstanding      units     outstanding     units
-------------------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust Portfolio
      (Class 3)                                          27,956 $      16.28        9,666 $      16.34           29 $       7.66
   MFS Total Return Portfolio (Class 3)                 181,921        21.14       36,366        21.28          116         8.21
   Mid-Cap Growth Portfolio (Class 3)                   123,666         6.68       16,293         6.68           16         6.83
   Real Estate Portfolio (Class 3)                       56,179        14.08       44,947        14.14        1,412         5.10
   Small & Mid Cap Value Portfolio (Class 3)            196,576        11.39       87,308        11.46        4,944         6.94
   Small Company Value Portfolio (Class 3)               51,192         5.97       63,871         5.96          819         6.47
   Technology Portfolio (Class 3)                       958,155         1.33       81,218         1.33           60         6.03
   Telecom Utility Portfolio (Class 3)                    5,026        10.43        2,069        10.83           39         8.04
   Total Return Bond Portfolio (Class 3)                    331        21.69       17,612        22.20        1,505        11.05

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                              24,840 $       5.52           32 $       5.44        1,031 $       6.09
   Comstock Portfolio                                   152,140         8.35       37,390         8.42        2,323         6.52
   Growth and Income Portfolio                          272,696        10.12       84,945        10.15        1,955         7.23

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
   Diversified International Account (Class 1)               -- $         --           -- $         --           -- $         --
   Equity Income Account (Class 1)                           --           --           --           --           --           --
   Income Account (Class 1)                                  --           --           --           --           --           --
   LargeCap Blend Account II (Class 1)                       --           --           --           --           --           --
   LargeCap Growth Account (Class 1)                         --           --           --           --           --           --
   MidCap Stock Account (Class 1)                            --           --           --           --           --           --
   Money Market Account (Class 1)                            --           --           --           --           --           --
   Mortgage Securities Account (Class 1)                     --           --           --           --           --           --
   Real Estate Securities Account (Class 1)                  --           --           --           --           --           --
   SAM Balanced Portfolio (Class 1)                          --           --           --           --           --           --
   SAM Conservative Balanced Portfolio (Class 1)             --           --           --           --           --           --
   SAM Conservative Growth Portfolio (Class 1)               --           --           --           --           --           --
   SAM Flexible Income Portfolio (Class 1)                   --           --           --           --           --           --
   SAM Strategic Growth Portfolio (Class 1)                  --           --           --           --           --           --
   Short-Term Income Account (Class 1)                       --           --           --           --           --           --
   SmallCap Growth Account II (Class 1)                      --           --           --           --           --           --
   SmallCap Value Account I (Class 1)                        --           --           --           --           --           --
   West Coast Equity Account (Class 1)                       --           --           --           --           --           --
   Diversified International Account (Class 2)               --           --           --           --           --           --
   Equity Income Account (Class 2)                           --           --            5         6.51           --           --
   Income Account (Class 2)                                  --           --           --           --           --           --
   LargeCap Blend Account II (Class 2)                       --           --           --           --           --           --
   LargeCap Growth Account (Class 2)                         --           --           --           --           --           --
   MidCap Stock Account (Class 2)                            --           --           --           --           --           --
   Money Market Account (Class 2)                            --           --           --           --           --           --
   Mortgage Securities Account (Class 2)                     --           --           --           --           --           --
   Real Estate Securities Account (Class 2)                  --           --           --           --           --           --
   SAM Balanced Portfolio (Class 2)                          --           --            5         7.37           --           --
   SAM Conservative Balanced Portfolio (Class 2)             --           --            5         8.13           --           --
   SAM Conservative Growth Portfolio (Class 2)               --           --            4         7.17           --           --
   SAM Flexible Income Portfolio (Class 2)                   --           --            5         8.55           --           --
   SAM Strategic Growth Portfolio (Class 2)                  --           --            8         7.39           --           --
   Short-Term Income Account (Class 2)                       --           --           --           --           --           --
   SmallCap Growth Account II (Class 2)                      --           --           --           --           --           --
   SmallCap Value Account I (Class 2)                        --           --           --           --           --           --
   West Coast Equity Account (Class 2)                       --           --           --           --           --           --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class A):
   Columbia Asset Allocation Fund, Variable Series           -- $         --           -- $         --           -- $         --
   Columbia Large Cap Value Fund, Variable Series            --           --           --           --           --           --
   Columbia Small Company Growth Fund, Variable
      Series                                                 --           --           --           --           --           --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
   Columbia High Yield Fund, Variable Series
      (Class A)                                          37,211 $      11.46        1,349 $      11.54           -- $         --
   Columbia Marsico Focused Equities Fund,
      Variable Series (Class A)                         156,850         7.52        1,879         7.52           --           --
   Columbia Marsico Growth Fund, Variable Series
      (Class A)                                              --           --           --           --           --           --
   Columbia Marsico 21st Century Fund, Variable
      Series (Class A)                                       --           --           --           --           --           --
   Columbia Mid Cap Growth Fund, Variable Series
      (Class A)                                              --           --           --           --           --           --
   Columbia Marsico International Opportunities
      Fund, Variable Series (Class B)                        --           --           --           --           --           --

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                           -- $         --           -- $         --           -- $         --
   Global Growth Fund (Class 2)                         218,638        14.50           --           --           --           --
   Growth Fund (Class 2)                                574,363        11.99           --           --           --           --
   Growth-Income Fund (Class 2)                         519,618        11.23           --           --           --           --
   Asset Allocation Fund (Class 3)                           --           --           --           --           --           --
   Cash Management Fund (Class 3)                            --           --           --           --           --           --
   Growth Fund (Class 3)                                     --           --           --           --           --           --
   Growth-Income Fund (Class 3)                              --           --           --           --           --           --
   High-Income Bond Fund (Class 3)                           --           --           --           --           --           --
   International Fund (Class 3)                              --           --           --           --           --           --
   U.S. Government/AAA-Rated Securities Fund
      (Class 3)                                              --           --           --           --           --           --

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                          126,998 $       8.46      105,694 $       8.56           34 $       6.61
   Mid Cap Value Portfolio                                   --           --           --           --           --           --

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF                           28 $       6.98           26 $       7.10           -- $         --
   BB&T Large Cap VIF                                        53         6.83           50         6.96           --           --
   BB&T Mid Cap Growth VIF                                   28         6.71        1,750         6.75           --           --
   BB&T Special Opportunities Equity VIF                     28         9.10       16,876         9.12           --           --
   BB&T Total Return Bond VIF                                28        10.48       25,521        10.57           --           --

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                              -- $         --           -- $         --           -- $         --
   MTB Large Cap Value Fund II                               --           --           --           --           --           --
   MTB Managed Allocation Fund - Aggressive
      Growth II                                              --           --           --           --           --           --
   MTB Managed Allocation Fund - Conservative
      Growth II                                              --           --           --           --           --           --
   MTB Managed Allocation Fund - Moderate
      Growth II                                              --           --           --           --           --           --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST (Class 2):
   Franklin Income Securities Fund                           -- $         --        3,121 $       6.96          235 $       7.00
   Franklin Templeton VIP Founding Funds
      Allocation Fund                                        --           --       34,422         6.56           33         6.56

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2008

                                                                  Net Asset
                                                                    Value      Net Asset
Variable Accounts                                     Shares      Per Share      Value        Cost     Level (Note A)
-------------------------------------------------- ------------ ------------ ------------ ------------ --------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)              14,482,395 $      10.18 $147,375,114 $197,296,077              1
   Capital Appreciation Portfolio (Class 1)          13,729,547        21.91  300,820,039  503,867,355              1
   Government and Quality Bond Portfolio (Class 1)   14,811,547        15.06  223,101,020  220,404,352              1
   Growth Portfolio (Class 1)                         8,013,234        13.38  107,186,478  206,032,968              1
   Natural Resources Portfolio (Class 1)              2,722,644        27.22   74,109,970  104,063,480              1
   Asset Allocation Portfolio (Class 2)               1,193,721        10.16   12,122,668   16,467,961              1
   Capital Appreciation Portfolio (Class 2)           2,965,634        21.70   64,342,219   93,850,747              1
   Government and Quality Bond Portfolio (Class 2)    6,827,260        15.05  102,765,344  103,128,607              1
   Growth Portfolio (Class 2)                         2,470,129        13.36   33,008,654   56,052,110              1
   Natural Resources Portfolio (Class 2)                652,910        27.12   17,710,051   31,178,291              1
   Asset Allocation Portfolio (Class 3)               1,985,597        10.14   20,124,873   28,471,223              1
   Capital Appreciation Portfolio (Class 3)          13,726,579        21.57  296,122,416  468,312,956              1
   Government and Quality Bond Portfolio (Class 3)   37,972,130        15.03  570,555,593  567,952,439              1
   Growth Portfolio (Class 3)                         9,531,752        13.34  127,120,040  229,976,682              1
   Natural Resources Portfolio (Class 3)              4,051,101        27.05  109,563,013  201,987,161              1

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)              4,675,860 $       5.82 $ 27,224,036 $ 56,521,988              1
   Alliance Growth Portfolio (Class 1)               12,710,634        14.95  190,007,995  326,267,779              1
   Balanced Portfolio (Class 1)                       4,754,468        10.92   51,897,036   77,393,830              1
   Blue Chip Growth Portfolio (Class 1)               1,423,319         4.79    6,818,684    9,741,116              1
   Capital Growth Portfolio (Class 1)                   999,531         5.49    5,488,291    7,979,647              1
   Cash Management Portfolio (Class 1)               16,997,235        10.96  186,373,001  190,432,627              1
   Corporate Bond Portfolio (Class 1)                10,098,388        10.46  105,636,170  115,786,547              1
   Davis Venture Value Portfolio (Class 1)           32,483,656        16.19  525,791,927  716,206,942              1
   "Dogs" of Wall Street Portfolio (Class 1)          3,427,426         5.93   20,330,702   30,929,494              1
   Emerging Markets Portfolio (Class 1)               9,162,504         4.55   41,703,578   89,327,016              1
   Equity Opportunities Portfolio (Class 1)           4,639,412         7.65   35,474,098   62,943,810              1
   Fundamental Growth Portfolio (Class 1)             4,357,265        10.36   45,125,727   85,111,221              1
   Global Bond Portfolio (Class 1)                    5,485,114        12.03   65,988,275   64,034,106              1
   Global Equities Portfolio (Class 1)                6,583,572         9.93   65,401,932   85,467,620              1
   Growth Opportunities Portfolio (Class 1)           2,136,107         4.84   10,348,589   13,454,157              1
   Growth-Income Portfolio (Class 1)                 11,227,867        14.12  158,513,305  246,891,219              1
   High-Yield Bond Portfolio (Class 1)               16,104,831         4.17   67,100,538  105,875,177              1
   International Diversified Equities Portfolio
      (Class 1)                                       9,443,503         6.83   64,521,307   82,872,157              1
   International Growth and Income Portfolio
      (Class 1)                                      10,388,210         6.96   72,266,380  115,129,699              1
   Marsico Focused Growth Portfolio (Class 1)         3,382,205         6.05   20,454,275   32,389,197              1
   MFS Massachusetts Investors Trust Portfolio
      (Class 1)                                       6,138,051        10.15   62,320,505   77,332,273              1
   MFS Total Return Portfolio (Class 1)              17,875,423        11.98  214,130,913  272,542,342              1
   Mid-Cap Growth Portfolio (Class 1)                 5,754,863         6.34   36,492,261   63,005,665              1
   Real Estate Portfolio (Class 1)                    4,525,531         7.85   35,535,662   69,618,085              1
   Technology Portfolio (Class 1)                     4,186,673         1.58    6,613,662   12,348,777              1
   Telecom Utility Portfolio (Class 1)                2,333,387         7.72   18,013,981   25,356,238              1
   Total Return Bond Portfolio (Class 1)              5,862,424         7.68   45,035,267   47,086,380              1
   Aggressive Growth Portfolio (Class 2)                621,379         5.80    3,603,297    6,281,378              1
   Alliance Growth Portfolio (Class 2)                1,943,498        14.92   28,993,766   34,494,911              1
   Balanced Portfolio (Class 2)                         866,328        10.91    9,448,247   11,611,459              1
   Blue Chip Growth Portfolio (Class 2)                 854,807         4.79    4,093,376    5,168,651              1
   Capital Growth Portfolio (Class 2)                   440,975         5.45    2,403,118    3,150,620              1
   Cash Management Portfolio (Class 2)                5,381,915        10.95   58,908,289   60,183,554              1
   Corporate Bond Portfolio (Class 2)                 3,442,262        10.45   35,956,658   39,818,905              1
   Davis Venture Value Portfolio (Class 2)            5,409,956        16.16   87,438,866  117,314,731              1
   "Dogs" of Wall Street Portfolio (Class 2)          1,265,017         5.92    7,493,474   11,348,075              1
   Emerging Markets Portfolio (Class 2)               1,874,019         4.52    8,475,790   20,122,283              1
   Equity Opportunities Portfolio (Class 2)             958,002         7.64    7,314,519   12,507,815              1
   Foreign Value Portfolio (Class 2)                  3,338,518        11.04   36,871,951   45,348,102              1
   Fundamental Growth Portfolio (Class 2)               293,180        10.30    3,020,623    4,027,116              1
   Global Bond Portfolio (Class 2)                    1,535,576        11.97   18,379,687   17,980,512              1
   Global Equities Portfolio (Class 2)                  726,238         9.90    7,189,938    9,774,106              1
   Growth Opportunities Portfolio (Class 2)             880,524         4.79    4,216,280    5,037,394              1
   Growth-Income Portfolio (Class 2)                    844,828        14.10   11,915,819   17,129,956              1
   High-Yield Bond Portfolio (Class 2)                3,635,294         4.16   15,118,489   23,066,114              1
   International Diversified Equities Portfolio
      (Class 2)                                       4,218,289         6.79   28,661,259   33,154,675              1
   International Growth and Income Portfolio
      (Class 2)                                       1,887,463         6.98   13,180,687   21,651,669              1
   Marsico Focused Growth Portfolio (Class 2)         3,295,627         5.99   19,729,754   30,016,194              1
   MFS Massachusetts Investors Trust Portfolio
      (Class 2)                                       1,310,833        10.15   13,304,132   13,749,675              1
   MFS Total Return Portfolio (Class 2)               5,654,346        11.96   67,652,883   87,141,102              1
   Mid-Cap Growth Portfolio (Class 2)                 2,927,680         6.28   18,376,734   23,889,151              1
   Real Estate Portfolio (Class 2)                    1,302,326         7.83   10,191,024   20,935,558              1
   Small & Mid Cap Value Portfolio (Class 2)          2,285,469        10.09   23,050,950   33,601,845              1
   Technology Portfolio (Class 2)                     1,769,897         1.56    2,767,883    4,569,700              1
   Telecom Utility Portfolio (Class 2)                  376,369         7.71    2,903,254    4,249,134              1
   Total Return Bond Portfolio (Class 2)              1,565,174         7.65   11,974,186   11,710,372              1
   Aggressive Growth Portfolio (Class 3)              1,459,960         5.78    8,432,205   16,549,815              1
   Alliance Growth Portfolio (Class 3)                8,309,441        14.85  123,435,605  164,999,886              1
   American Funds Asset Allocation SAST Portfolio
      (Class 3)                                       3,791,453         7.74   29,342,054   39,529,409              1
   American Funds Global Growth SAST Portfolio
      (Class 3)                                      11,171,216         7.51   83,871,758  123,538,806              1
   American Funds Growth SAST Portfolio (Class 3)    15,312,805         6.55  100,292,669  163,058,943              1
   American Funds Growth-Income SAST Portfolio
      (Class 3)                                      15,735,106         6.89  108,459,833  163,470,065              1
   Balanced Portfolio (Class 3)                       1,144,278        10.90   12,468,044   15,996,168              1
   Blue Chip Growth Portfolio (Class 3)               1,875,549         4.78    8,965,595   13,036,401              1
   Capital Growth Portfolio (Class 3)                 7,390,366         5.43   40,122,091   65,578,879              1
   Cash Management Portfolio (Class 3)               33,710,550        10.93  368,421,385  376,037,491              1
   Corporate Bond Portfolio (Class 3)                32,997,294        10.43  344,108,880  386,943,744              1
   Davis Venture Value Portfolio (Class 3)           24,430,392        16.14  394,189,704  625,278,445              1
   "Dogs" of Wall Street Portfolio (Class 3)          1,897,564         5.91   11,223,963   17,763,891              1
   Emerging Markets Portfolio (Class 3)              19,033,179         4.51   85,778,979  204,102,825              1
   Equity Opportunities Portfolio (Class 3)           3,997,801         7.62   30,473,527   55,241,891              1
   Foreign Value Portfolio (Class 3)                 22,687,832        11.04  250,475,847  343,911,232              1
   Fundamental Growth Portfolio (Class 3)             6,390,283        10.25   65,512,346  104,496,948              1
   Global Bond Portfolio (Class 3)                    9,376,994        11.93  111,899,875  111,294,354              1
   Global Equities Portfolio (Class 3)                1,795,414         9.88   17,737,627   26,280,455              1
   Growth Opportunities Portfolio (Class 3)           8,720,520         4.76   41,499,559   53,355,951              1
   Growth-Income Portfolio (Class 3)                    859,314        14.09   12,111,735   19,818,064              1
   High-Yield Bond Portfolio (Class 3)               12,660,377         4.15   52,587,028   81,511,605              1
   International Diversified Equities Portfolio
      (Class 3)                                      28,260,621         6.79  191,793,161  251,325,554              1
   International Growth and Income Portfolio
      (Class 3)                                      24,963,833         6.97  174,115,497  324,436,877              1
   Marsico Focused Growth Portfolio (Class 3)         4,294,753         5.95   25,555,803   43,528,827              1

(A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in FAS 157, Fair Value Measurements, and described in Note 3 to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2008
                                   (continued)

                                                                  Net Asset
                                                                    Value      Net Asset
Variable Accounts                                     Shares      Per Share      Value        Cost     Level (Note A)
-------------------------------------------------- ------------ ------------ ------------ ------------ --------------
SUNAMERICA SERIES TRUST (continued):
   MFS Massachusetts Investors Trust Portfolio
      (Class 3)                                       5,363,457 $      10.14 $ 54,369,774 $ 63,116,375              1
   MFS Total Return Portfolio (Class 3)              16,800,168        11.95  200,778,021  276,314,791              1
   Mid-Cap Growth Portfolio (Class 3)                 7,870,969         6.24   49,132,664   68,597,810              1
   Real Estate Portfolio (Class 3)                   13,196,580         7.80  102,996,168  212,732,038              1
   Small & Mid Cap Value Portfolio (Class 3)         22,545,224        10.07  226,990,705  351,662,604              1
   Small Company Value Portfolio (Class 3)            6,169,324        10.29   63,503,984   97,500,707              1
   Technology Portfolio (Class 3)                     7,317,286         1.55   11,373,447   19,898,211              1
   Telecom Utility Portfolio (Class 3)                  852,196         7.70    6,565,972    9,718,637              1
   Total Return Bond Portfolio (Class 3)             10,566,984         7.63   80,663,357   78,555,141              1

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                             687,111 $      16.91 $ 11,619,042 $ 17,401,576              1
   Comstock Portfolio                                23,446,461         8.22  192,729,911  280,347,352              1
   Growth and Income Portfolio                       26,211,634        13.71  359,361,497  485,629,579              1

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
   Diversified International Account (Class 1)          238,883 $       9.25 $  2,209,666 $  4,601,668              1
   Equity Income Account (Class 1)                    2,427,936        11.60   28,164,053   40,056,499              1
   Income Account (Class 1)                           1,239,202         9.36   11,598,933   12,901,795              1
   LargeCap Blend Account II (Class 1)                  849,006         4.88    4,143,148    7,487,723              1
   LargeCap Growth Account (Class 1)                     71,496        10.14      724,967      905,337              1
   MidCap Stock Account (Class 1)                       401,030         8.08    3,240,323    5,710,281              1
   Money Market Account (Class 1)                    13,775,954         1.00   13,775,954   13,775,954              1
   Mortgage Securities Account (Class 1)                691,172        10.28    7,105,252    7,270,711              1
   Real Estate Securities Account (Class 1)              74,970         8.75      655,991    1,486,765              1
   SAM Balanced Portfolio (Class 1)                   8,184,492        11.95   97,804,678  122,921,204              1
   SAM Conservative Balanced Portfolio (Class 1)      1,002,061         9.49    9,509,564   11,432,392              1
   SAM Conservative Growth Portfolio (Class 1)        2,922,105        12.34   36,058,775   44,660,609              1
   SAM Flexible Income Portfolio (Class 1)            1,957,095        10.58   20,706,070   25,870,736              1
   SAM Strategic Growth Portfolio (Class 1)             949,928        12.28   11,665,110   16,470,361              1
   Short-Term Income Account (Class 1)                1,218,136         2.41    2,935,709    3,082,678              1
   SmallCap Growth Account II (Class 1)                  88,780         6.68      593,049      795,883              1
   SmallCap Value Account I (Class 1)                    22,218         9.51      211,294      360,222              1
   West Coast Equity Account (Class 1)                1,065,278        15.05   16,032,434   21,375,420              1
   Diversified International Account (Class 2)          147,575         9.27    1,368,024    2,762,737              1
   Equity Income Account (Class 2)                    1,971,661        11.50   22,674,096   33,772,112              1
   Income Account (Class 2)                             802,034         9.30    7,458,920    8,344,262              1
   LargeCap Blend Account II (Class 2)                  139,176         4.89      680,571    1,170,547              1
   LargeCap Growth Account (Class 2)                     36,119        10.13      365,890      461,813              1
   MidCap Stock Account (Class 2)                        99,264         8.00      794,108    1,363,033              1
   Money Market Account (Class 2)                    14,294,323         1.00   14,294,323   14,294,323              1
   Mortgage Securities Account (Class 2)                201,439        10.26    2,066,764    2,098,259              1
   Real Estate Securities Account (Class 2)              62,435         8.76      546,928    1,179,227              1
   SAM Balanced Portfolio (Class 2)                   5,830,865        11.85   69,095,751   90,952,380              1
   SAM Conservative Balanced Portfolio (Class 2)      1,037,385         9.41    9,761,789   12,100,453              1
   SAM Conservative Growth Portfolio (Class 2)        2,608,654        12.24   31,929,924   43,800,421              1
   SAM Flexible Income Portfolio (Class 2)            1,839,925        10.49   19,300,818   24,251,521              1
   SAM Strategic Growth Portfolio (Class 2)           1,236,923        12.20   15,090,465   23,486,191              1
   Short-Term Income Account (Class 2)                  674,025         2.39    1,610,919    1,677,319              1
   SmallCap Growth Account II (Class 2)                  46,455         6.65      308,928      446,212              1
   SmallCap Value Account I (Class 2)                    10,583         9.51      100,645      174,370              1
   West Coast Equity Account (Class 2)                  303,482        14.94    4,534,019    6,248,586              1

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class A):
   Columbia Asset Allocation Fund, Variable Series       90,710 $       9.32 $    845,416 $  1,269,494              1
   Columbia Large Cap Value Fund, Variable Series       448,687         9.59    4,302,907    7,096,307              1
   Columbia Small Company Growth Fund, Variable
      Series                                            281,876         7.60    2,142,258    3,154,577              1

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
   Columbia High Yield Fund, Variable Series
      (Class A)                                       2,134,865 $       7.54 $ 16,096,884 $ 22,432,314              1
   Columbia Marsico Focused Equities Fund,
      Variable Series (Class A)                       3,798,191        11.25   42,729,644   63,306,312              1
   Columbia Marsico Growth Fund, Variable Series
      (Class A)                                         293,651        13.45    3,949,604    4,631,202              1
   Columbia Marsico 21st Century Fund, Variable
      Series (Class A)                                  179,777         8.10    1,456,190    1,888,906              1
   Columbia Mid Cap Growth Fund, Variable Series
      (Class A)                                         266,346         4.22    1,123,982    1,883,840              1
   Columbia Marsico International Opportunities
      Fund, Variable Series (Class B)                   423,535        10.45    4,425,940    6,712,633              1

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                    7,020,422 $      12.08 $ 84,806,694 $107,231,306              1
   Global Growth Fund (Class 2)                      22,031,715        13.88  305,800,211  424,853,751              1
   Growth Fund (Class 2)                             11,856,185        33.27  394,455,264  627,512,656              1
   Growth-Income Fund (Class 2)                      17,044,014        24.11  410,931,178  606,038,378              1
   Asset Allocation Fund (Class 3)                    3,371,970        12.17   41,036,878   57,189,911              1
   Cash Management Fund (Class 3)                     2,205,058        11.44   25,225,866   25,355,363              1
   Growth Fund (Class 3)                              5,893,428        33.54  197,665,581  353,653,497              1
   Growth-Income Fund (Class 3)                       8,447,022        24.27  205,009,214  340,201,011              1
   High-Income Bond Fund (Class 3)                    2,244,341         8.08   18,134,272   28,559,317              1
   International Fund (Class 3)                       4,636,223        12.23   56,701,012   86,596,799              1
   U.S. Government/AAA-Rated Securities Fund
      (Class 3)                                       2,683,068        12.30   33,001,741   33,198,766              1

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                       11,115,360 $      17.27 $191,962,266 $288,135,931              1
   Mid Cap Value Portfolio                            3,158,990        10.51   33,200,982   55,882,384              1

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF                      523,254 $       4.75 $  2,485,457 $  4,859,303              1
   BB&T Large Cap VIF                                   297,837         6.49    1,932,960    3,847,719              1
   BB&T Mid Cap Growth VIF                              342,733         6.90    2,364,860    4,634,756              1
   BB&T Special Opportunities Equity VIF                883,181        10.27    9,070,268   13,573,018              1
   BB&T Total Return Bond VIF                           963,751         9.94    9,579,684    9,513,070              1

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                           2,111 $       6.71 $     14,164 $     20,872              1
   MTB Large Cap Value Fund II                              546         6.92        3,778        5,920              1
   MTB Managed Allocation Fund - Aggressive
      Growth II                                           2,528         5.80       14,663       24,116              1
   MTB Managed Allocation Fund - Conservative
      Growth II                                              19         7.96          152          198              1
   MTB Managed Allocation Fund - Moderate
      Growth II                                             245         6.94        1,697        2,092              1

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST (Class 2):
   Franklin Income Securities Fund                      628,842 $      11.34 $  7,131,063 $  8,495,052              1
   Franklin Templeton VIP Founding Funds
      Allocation Fund                                 3,318,347         5.61   18,615,929   25,499,122              1

(A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in FAS 157, Fair Value Measurements, and described in Note 3 to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008

                                                                             Government
                                                                                and
                                                   Asset         Capital      Quality                    Natural
                                                Allocation    Appreciation      Bond         Growth     Resources
                                                 Portfolio      Portfolio    Portfolio      Portfolio   Portfolio
                                                 (Class 1)      (Class 1)    (Class 1)      (Class 1)   (Class 1)
                                               ------------  -------------  ------------  ------------  -------------
Investment income:
   Dividends                                   $  6,095,838  $           0  $  9,184,478  $  1,266,941  $   1,394,491
                                               ------------  -------------  ------------  ------------  -------------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (3,033,086)    (7,403,807)   (3,605,373)   (2,719,566)    (2,521,334)
                                               ------------  -------------  ------------  ------------  -------------
Net investment income (loss)                      3,062,752     (7,403,807)    5,579,105    (1,452,625)    (1,126,843)
                                               ------------  -------------  ------------  ------------  -------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     47,838,256    136,870,054    74,152,857    71,749,360     64,817,830
   Cost of shares sold                          (50,318,191)  (152,203,333)  (73,902,920)  (95,705,002)   (35,258,376)
                                               ------------  -------------  ------------  ------------  -------------
Net realized gains (losses) from securities
   transactions                                  (2,479,935)   (15,333,279)      249,937   (23,955,642)    29,559,454
Realized gain distributions                      31,817,321     97,217,615             0    33,217,879     28,274,941
                                               ------------  -------------  ------------  ------------  -------------
Net realized gains (losses)                      29,337,386     81,884,336       249,937     9,262,237     57,834,395
                                               ------------  -------------  ------------  ------------  -------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           35,283,545    114,895,010     3,048,339    (7,157,178)   117,238,247
   End of period                                (49,920,963)  (203,047,316)    2,696,668   (98,846,490)   (29,953,510)
                                               ------------  -------------  ------------  ------------  -------------
Change in net unrealized appreciation
 (depreciation) of investments                  (85,204,508)  (317,942,326)     (351,671)  (91,689,312)  (147,191,757)
                                               ------------  -------------  ------------  ------------  -------------
Increase (decrease) in net assets from
   operations                                  $(52,804,370) $(243,461,797) $  5,477,371  $(83,879,700) $ (90,484,205)
                                               ============  =============  ============  ============  =============

                                                                           Government
                                                                               and
                                                  Asset       Capital        Quality                    Natural
                                               Allocation   Appreciation      Bond          Growth     Resources
                                                Portfolio    Portfolio      Portfolio     Portfolio    Portfolio
                                                (Class 2)    (Class 2)      (Class 2)     (Class 2)    (Class 2)
                                               -----------  ------------  ------------  ------------  ------------
Investment income:
   Dividends                                   $   456,349  $          0  $  4,463,776  $    277,947  $    258,956
                                               -----------  ------------  ------------  ------------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (250,515)   (1,572,631)   (1,791,587)     (805,668)     (556,197)
                                               -----------  ------------  ------------  ------------  ------------
Net investment income (loss)                       205,834    (1,572,631)    2,672,189      (527,721)     (297,241)
                                               -----------  ------------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     4,125,389    29,394,932    39,382,115    17,346,993    15,732,045
   Cost of shares sold                          (4,169,867)  (25,192,153)  (40,228,431)  (19,094,920)  (10,010,761)
                                               -----------  ------------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions                                    (44,478)    4,202,779      (846,316)   (1,747,927)    5,721,284
Realized gain distributions                      2,516,025    20,759,852             0     9,782,311     6,320,775
                                               -----------  ------------  ------------  ------------  ------------
Net realized gains (losses)                      2,471,547    24,962,631      (846,316)    8,034,384    12,042,059
                                               -----------  ------------  ------------  ------------  ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           2,536,109    44,745,980      (995,216)    9,441,374    19,006,857
   End of period                                (4,345,293)  (29,508,528)     (363,263)  (23,043,456)  (13,468,240)
                                               -----------  ------------  ------------  ------------  ------------
Change in net unrealized appreciation
 (depreciation) of investments                  (6,881,402)  (74,254,508)      631,953   (32,484,830)  (32,475,097)
                                               -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
   operations                                  $(4,204,021) $(50,864,508) $  2,457,826  $(24,978,167) $(20,730,279)
                                               ===========  ============  ============  ============  ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                             Government
                                                                                 and
                                                   Asset        Capital        Quality                       Natural
                                                Allocation    Appreciation      Bond           Growth       Resources
                                                 Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                                                 (Class 3)     (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                               ------------  -------------  -------------  -------------  -------------
Investment income:
   Dividends                                   $    742,564  $           0  $  25,165,802  $     798,076  $   1,204,201
                                               ------------  -------------  -------------  -------------  -------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (441,327)    (6,642,372)    (9,959,551)    (2,914,683)    (2,920,313)
                                               ------------  -------------  -------------  -------------  -------------
Net investment income (loss)                        301,237     (6,642,372)    15,206,251     (2,116,607)    (1,716,112)
                                               ------------  -------------  -------------  -------------  -------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      9,346,907     75,665,512    191,295,321     34,956,316     50,217,300
   Cost of shares sold                          (10,331,200)   (76,963,520)  (192,873,280)   (44,454,952)   (44,009,675)
                                               ------------  -------------  -------------  -------------  -------------
Net realized gains (losses) from securities
   transactions                                    (984,293)    (1,298,008)    (1,577,959)    (9,498,636)     6,207,625
Realized gain distributions                       4,250,153     87,783,608              0     36,035,765     33,893,213
                                               ------------  -------------  -------------  -------------  -------------
Net realized gains (losses)                       3,265,860     86,485,600     (1,577,959)    26,537,129     40,100,838
                                               ------------  -------------  -------------  -------------  -------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            2,387,600    120,106,656      2,266,019     11,373,244     57,578,050
   End of
   period                                        (8,346,350)  (172,190,540)     2,603,154   (102,856,642)   (92,424,148)
                                               ------------  -------------  -------------  -------------  -------------
Change in net unrealized appreciation
   (depreciation) of investments                (10,733,950)  (292,297,196)       337,135   (114,229,886)  (150,002,198)
                                               ------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
   operations                                  $ (7,166,853) $(212,453,968) $  13,965,427  $ (89,809,364) $(111,617,472)
                                               ============  =============  =============  =============  =============


                                                                                              Blue
                                                Aggressive      Alliance                      Chip       Capital
                                                  Growth         Growth       Balanced       Growth       Growth
                                                Portfolio      Portfolio      Portfolio    Portfolio    Portfolio
                                                (Class 1)      (Class 1)      (Class 1)    (Class 1)    (Class 1)
                                               ------------  -------------  ------------  -----------  -----------
Investment income:
   Dividends                                   $    308,723  $     451,176  $  2,378,273  $    46,008  $         0
                                               ------------  -------------  ------------  -----------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (785,513)    (4,665,519)   (1,140,999)    (183,563)    (149,758)
                                               ------------  -------------  ------------  -----------  -----------
Net investment income (loss)                       (476,790)    (4,214,343)    1,237,274     (137,555)    (149,758)
                                               ------------  -------------  ------------  -----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     16,865,259     85,934,446    23,361,620    6,072,763    3,806,872
   Cost of shares sold                          (21,203,462)  (109,524,718)  (29,223,171)  (5,957,752)  (3,510,505)
                                               ------------  -------------  ------------  -----------  -----------
Net realized gains (losses) from securities
   transactions                                  (4,338,203)   (23,590,272)   (5,861,551)     115,011      296,367
Realized gain distributions                               0              0             0            0            0
                                               ------------  -------------  ------------  -----------  -----------
Net realized gains (losses)                      (4,338,203)   (23,590,272)   (5,861,551)     115,011      296,367
                                               ------------  -------------  ------------  -----------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            1,175,862     (9,607,225)   (7,621,232)   2,542,703    3,015,166
   End of
   period                                       (29,297,952)  (136,259,784)  (25,496,794)  (2,922,432)  (2,491,356)
                                               ------------  -------------  ------------  -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                (30,473,814)  (126,652,559)  (17,875,562)  (5,465,135)  (5,506,522)
                                               ------------  -------------  ------------  -----------  -----------
Increase (decrease) in net assets from
   operations                                  $(35,288,807) $(154,457,174) $(22,499,839) $(5,487,679) $(5,359,913)
                                               ============  =============  ============  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                                              "Dogs"
                                                                                Davis           of
                                                    Cash        Corporate      Venture         Wall         Emerging
                                                 Management       Bond          Value         Street        Markets
                                                 Portfolio      Portfolio     Portfolio      Portfolio     Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                               -------------  ------------  -------------  ------------  -------------
Investment income:
   Dividends                                   $   6,702,621  $  5,580,389  $  13,169,771  $    907,972  $   1,312,139
                                               -------------  ------------  -------------  ------------  -------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (2,750,160)   (2,039,188)   (13,001,780)     (441,147)    (1,437,774)
                                               -------------  ------------  -------------  ------------  -------------
Net investment income (loss)                       3,952,461     3,541,201        167,991       466,825       (125,635)
                                               -------------  ------------  -------------  ------------  -------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     149,435,227    37,902,362    239,430,631     9,149,564     44,928,548
   Cost of shares sold                          (151,464,998)  (38,614,736)  (203,258,285)  (10,000,364)   (34,171,464)
                                               -------------  ------------  -------------  ------------  -------------
Net realized gains (losses) from securities
   transactions                                   (2,029,771)     (712,374)    36,172,346      (850,800)    10,757,084
Realized gain distributions                                0             0    113,142,631     4,736,034     25,698,916
                                               -------------  ------------  -------------  ------------  -------------
Net realized gains (losses)                       (2,029,771)     (712,374)   149,314,977     3,885,234     36,456,000
                                               -------------  ------------  -------------  ------------  -------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            (1,531,788)    5,318,496    341,572,348     2,534,490     57,244,291
   End of period                                  (4,059,626)  (10,150,377)  (190,415,015)  (10,598,792)   (47,623,438)
                                               -------------  ------------  -------------  ------------  -------------
Change in net unrealized appreciation
   (depreciation) of investments                  (2,527,838)  (15,468,873)  (531,987,363)  (13,133,282)  (104,867,729)
                                               -------------  ------------  -------------  ------------  -------------
Increase (decrease) in net assets from
   operations                                  $    (605,148) $(12,640,046) $(382,504,395) $ (8,781,223) $ (68,537,364)
                                               =============  ============  =============  ============  =============



                                                  Equity      Fundamental      Global        Global        Growth
                                               Opportunities     Growth         Bond        Equities    Opportunities
                                                 Portfolio     Portfolio      Portfolio     Portfolio     Portfolio
                                                 (Class 1)     (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                               -------------  ------------  ------------  ------------  -------------
Investment income:
   Dividends                                   $    823,320   $          0  $  2,306,644  $  2,271,986   $         0
                                               ------------   ------------  ------------  ------------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (880,105)    (1,184,186)   (1,201,268)   (1,686,582)     (224,594)
                                               ------------   ------------  ------------  ------------   -----------
Net investment income (loss)                        (56,785)    (1,184,186)    1,105,376       585,404      (224,594)
                                               ------------   ------------  ------------  ------------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     18,141,287     20,348,589    42,367,406    35,295,560     8,387,169
   Cost of shares sold                          (21,065,436)   (26,130,652)  (39,793,167)  (31,285,147)   (7,567,869)
                                               ------------   ------------  ------------  ------------   -----------
Net realized gains (losses) from securities
   transactions                                  (2,924,149)    (5,782,063)    2,574,239     4,010,413       819,300
Realized gain distributions                      10,298,381              0       438,424             0             0
                                               ------------   ------------  ------------  ------------   -----------
Net realized gains (losses)                       7,374,232     (5,782,063)    3,012,663     4,010,413       819,300
                                               ------------   ------------  ------------  ------------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            6,685,061     (4,890,794)    4,593,766    44,593,715     4,260,422
   End of period                                (27,469,712)   (39,985,494)    1,954,169   (20,065,688)   (3,105,568)
                                               ------------   ------------  ------------  ------------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                (34,154,773)   (35,094,700)   (2,639,597)  (64,659,403)   (7,365,990)
                                               ------------   ------------  ------------  ------------   -----------
Increase (decrease) in net assets from
   operations                                  $(26,837,326)  $(42,060,949) $  1,478,442  $(60,063,586)  $(6,771,284)
                                               ============   ============  ============  ============   ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                                           International
                                                                            International     Growth         Marsico
                                                               High-Yield     Diversified       and          Focused
                                               Growth-Income      Bond          Equities      Income         Growth
                                                 Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
                                                 (Class 1)      (Class 1)      (Class 1)     (Class 1)      (Class 1)
                                               -------------  ------------  -------------  -------------  ------------
Investment income:
   Dividends                                   $   2,658,740  $ 10,017,390  $  3,222,094   $  3,486,497   $    149,423
                                               -------------  ------------  ------------   ------------   ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (3,952,395)   (1,547,381)   (1,577,588)    (2,071,485)      (531,284)
                                               -------------  ------------  ------------   ------------   ------------
Net investment income (loss)                      (1,293,655)    8,470,009     1,644,506      1,415,012       (381,861)
                                               -------------  ------------  ------------   ------------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      74,452,034    47,762,824    34,636,150     55,385,223     14,555,741
   Cost of shares sold                           (76,598,317)  (54,070,234)  (27,391,470)   (47,802,624)   (13,657,840)
                                               -------------  ------------  ------------   ------------   ------------
Net realized gains (losses) from securities
   transactions                                   (2,146,283)   (6,307,410)    7,244,680      7,582,599        897,901
Realized gain distributions                       29,671,205             0     2,284,666     12,495,678      5,815,120
                                               -------------  ------------  ------------   ------------   ------------
Net realized gains (losses)                       27,524,922    (6,307,410)    9,529,346     20,078,277      6,713,021
                                               -------------  ------------  ------------   ------------   ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            78,570,174    (2,585,181)   43,535,604     55,295,269     11,307,538
   End of period                                 (88,377,914)  (38,774,639)  (18,350,850)   (42,863,319)   (11,934,922)
                                               -------------  ------------  ------------   ------------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                (166,948,088)  (36,189,458)  (61,886,454)   (98,158,588)   (23,242,460)
                                               -------------  ------------  ------------   ------------   ------------
Increase (decrease) in net assets from
   operations                                  $(140,716,821) $(34,026,859) $(50,712,602)  $(76,665,299)  $(16,911,300)
                                               =============  ============  ============   ============   ============
                                                    MFS
                                               Massachusetts       MFS
                                                 Investors        Total        Mid-Cap        Real
                                                   Trust          Return       Growth        Estate      Technology
                                                 Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                               -------------  ------------  ------------  ------------  ------------
Investment income:
   Dividends                                   $    871,064   $  8,780,727  $          0  $  2,058,855  $          0
                                               ------------   ------------  ------------  ------------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (1,423,880)    (4,500,268)     (944,806)     (983,811)     (208,470)
                                               ------------   ------------  ------------  ------------  ------------
Net investment income (loss)                       (552,816)     4,280,459      (944,806)    1,075,044      (208,470)
                                               ------------   ------------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     26,765,007     82,310,000    21,869,461    24,465,449    10,612,611
   Cost of shares sold                          (25,897,968)   (83,598,703)  (27,224,451)  (25,914,201)  (12,230,851)
                                               ------------   ------------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions                                     867,039     (1,288,703)   (5,354,990)   (1,448,752)   (1,618,240)
Realized gain distributions                               0     18,292,854             0     8,588,744             0
                                               ------------   ------------  ------------  ------------  ------------
Net realized gains (losses)                         867,039     17,004,151    (5,354,990)    7,139,992    (1,618,240)
                                               ------------   ------------  ------------  ------------  ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           20,095,034     37,458,077        33,075     6,304,736     2,236,647
   End of period                                (15,011,768)   (58,411,429)  (26,513,404)  (34,082,423)   (5,735,115)
                                               ------------   ------------  ------------  ------------  ------------
Change in net unrealized appreciation
   (depreciation) of investments                (35,106,802)   (95,869,506)  (26,546,479)  (40,387,159)   (7,971,762)
                                               ------------   ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
   operations                                  $(34,792,579)  $(74,584,896) $(32,846,275) $(32,172,123) $ (9,798,472)
                                               ============   ============  ============  ============  ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                 Total
                                                  Telecom        Return     Aggressive    Alliance
                                                  Utility         Bond        Growth       Growth       Balanced
                                                 Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                 (Class 1)     (Class 1)     (Class 2)    (Class 2)    (Class 2)
                                               ------------  ------------  -----------  ------------  -----------
Investment income:
   Dividends                                   $    632,785  $  1,552,235  $    26,987  $          0  $   412,628
                                               ------------  ------------  -----------  ------------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (466,705)     (635,326)    (109,641)     (686,551)    (203,481)
                                               ------------  ------------  -----------  ------------  -----------
Net investment income (loss)                        166,080       916,909      (82,654)     (686,551)     209,147
                                               ------------  ------------  -----------  ------------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     14,616,830    10,897,291    3,751,803    10,668,570    4,967,187
   Cost of shares sold                          (13,870,931)  (12,089,226)  (3,782,314)   (9,274,451)  (4,977,183)
                                               ------------  ------------  -----------  ------------  -----------
Net realized gains (losses) from securities
   transactions                                     745,899    (1,191,935)     (30,511)    1,394,119       (9,996)
Realized gain distributions                               0             0            0             0            0
                                               ------------  ------------  -----------  ------------  -----------
Net realized gains (losses)                         745,899    (1,191,935)     (30,511)    1,394,119       (9,996)
                                               ------------  ------------  -----------  ------------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            6,965,108    (3,824,634)   1,960,579    17,757,522    2,070,860
   End of period                                 (7,342,257)   (2,051,113)  (2,678,081)   (5,501,145)  (2,163,212)
                                               ------------  ------------  -----------  ------------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                (14,307,365)    1,773,521   (4,638,660)  (23,258,667)  (4,234,072)
                                               ------------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets from
   operations                                  $(13,395,386) $  1,498,495  $(4,751,825) $(22,551,099) $(4,034,921)
                                               ============  ============  ===========  ============  ===========
                                                  Blue                                                   Davis
                                                  Chip        Capital        Cash        Corporate      Venture
                                                 Growth       Growth       Management      Bond          Value
                                                Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                                (Class 2)    (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                               -----------  -----------  ------------  ------------  ------------
Investment income:
   Dividends                                   $    17,071  $         0  $  2,153,726  $  1,818,645  $  1,936,172
                                               -----------  -----------  ------------  ------------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (103,974)     (64,964)     (980,270)     (712,827)   (2,161,086)
                                               -----------  -----------  ------------  ------------  ------------
Net investment income (loss)                       (86,903)     (64,964)    1,173,456     1,105,818      (224,914)
                                               -----------  -----------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     2,342,376    1,500,737    67,351,352    16,622,527    40,445,400
   Cost of shares sold                          (2,149,434)  (1,264,445)  (67,734,569)  (16,981,018)  (33,104,270)
                                               -----------  -----------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions                                    192,942      236,292      (383,217)     (358,491)    7,341,130
Realized gain distributions                              0            0             0             0    18,608,341
                                               -----------  -----------  ------------  ------------  ------------
Net realized gains (losses)                        192,942      236,292      (383,217)     (358,491)   25,949,471
                                               -----------  -----------  ------------  ------------  ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           2,162,369    1,743,487      (151,935)    1,232,515    59,117,981
   End of period                                (1,075,275)    (747,502)   (1,275,265)   (3,862,247)  (29,875,865)
                                               -----------  -----------  ------------  ------------  ------------
Change in net unrealized appreciation
   (depreciation) of investments                (3,237,644)  (2,490,989)   (1,123,330)   (5,094,762)  (88,993,846)
                                               -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
   operations                                  $(3,131,605) $(2,319,661) $   (333,091) $ (4,347,435) $(63,269,289)
                                               ===========  ===========  ============  ============  ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                 "Dogs"
                                                 of Wall      Emerging        Equity        Foreign    Fundamental
                                                 Street        Markets    Opportunities      Value        Growth
                                                Portfolio     Portfolio     Portfolio      Portfolio    Portfolio
                                                (Class 2)     (Class 2)     (Class 2)      (Class 2)    (Class 2)
                                               -----------  ------------  -------------  ------------  -----------
Investment income:
   Dividends                                   $   316,830  $    230,079   $   145,380   $  1,534,793  $         0
                                               -----------  ------------   -----------   ------------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (164,032)     (286,669)     (174,502)      (864,227)     (81,188)
                                               -----------  ------------   -----------   ------------  -----------
Net investment income (loss)                       152,798       (56,590)      (29,122)       670,566      (81,188)
                                               -----------  ------------   -----------   ------------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     3,947,920    13,334,542     3,357,900     13,440,903    1,634,940
   Cost of shares sold                          (4,141,178)  (12,029,763)   (3,710,998)   (10,572,260)  (1,474,830)
                                               -----------  ------------   -----------   ------------  -----------
Net realized gains (losses) from securities
   transactions                                   (193,258)    1,304,779      (353,098)     2,868,643      160,110
Realized gain distributions                      1,746,175     5,080,350     2,076,951      4,333,023            0
                                               -----------  ------------   -----------   ------------  -----------
Net realized gains (losses)                      1,552,917     6,385,129     1,723,853      7,201,666      160,110
                                               -----------  ------------   -----------   ------------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           1,083,212     8,555,494     1,756,035     28,638,371    1,882,726
   End of period                                (3,854,601)  (11,646,493)   (5,193,296)    (8,476,151)  (1,006,493)
                                               -----------  ------------   -----------   ------------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                (4,937,813)  (20,201,987)   (6,949,331)   (37,114,522)  (2,889,219)
                                               -----------  ------------   -----------   ------------  -----------
Increase (decrease) in net assets from
   operations                                  $(3,232,098) $(13,873,448)  $(5,254,600)  $(29,242,290) $(2,810,297)
                                               ===========  ============   ===========   ============  ===========
                                                  Global        Global        Growth                     High-Yield
                                                   Bond        Equities   Opportunities  Growth-Income      Bond
                                                 Portfolio    Portfolio     Portfolio      Portfolio      Portfolio
                                                 (Class 2)    (Class 2)     (Class 2)      (Class 2)      (Class 2)
                                               ------------  -----------  -------------  -------------  ------------
Investment income:
   Dividends                                   $    643,191  $   229,890   $         0   $    168,423   $  2,189,759
                                               ------------  -----------   -----------   ------------   ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (338,275)    (197,124)     (101,412)      (313,226)      (358,144)
                                               ------------  -----------   -----------   ------------   ------------
Net investment income (loss)                        304,916       32,766      (101,412)      (144,803)     1,831,615
                                               ------------  -----------   -----------   ------------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     11,205,174    6,828,819     3,087,682      7,259,420     12,515,399
   Cost of shares sold                          (10,729,199)  (5,321,718)   (2,558,271)    (6,384,408)   (13,538,294)
                                               ------------  -----------   -----------   ------------   ------------
Net realized gains (losses) from securities
   transactions                                     475,975    1,507,101       529,411        875,012     (1,022,895)
Realized gain distributions                         127,680            0             0      2,218,818              0
                                               ------------  -----------   -----------   ------------   ------------
Net realized gains (losses)                         603,655    1,507,101       529,411      3,093,830     (1,022,895)
                                               ------------  -----------   -----------   ------------   ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              911,401    5,845,737     2,512,938      8,558,053        541,254
   End of period                                    399,175   (2,584,168)     (821,114)    (5,214,137)    (7,947,625)
                                               ------------  -----------   -----------   ------------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                   (512,226)  (8,429,905)   (3,334,052)   (13,772,190)    (8,488,879)
                                               ------------  -----------   -----------   ------------   ------------
Increase (decrease) in net assets from
   operations                                  $    396,345  $(6,890,038)  $(2,906,053)  $(10,823,163)  $ (7,680,159)
                                               ============  ===========   ===========   ============   ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)


                                                              International                     MFS
                                               International     Growth         Marsico    Massachusetts      MFS
                                                Diversified        and          Focused      Investors       Total
                                                  Equities       Income         Growth         Trust         Return
                                                 Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
                                                 (Class 2)      (Class 2)      (Class 2)     (Class 2)      (Class 2)
                                               -------------  -------------  ------------  -------------  ------------
Investment income:
   Dividends                                   $  1,364,724   $    564,492   $     95,540   $   150,010   $  2,690,878
                                               ------------   ------------   ------------   -----------   ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (687,021)      (369,611)      (475,173)     (290,424)    (1,502,993)
                                               ------------   ------------   ------------   -----------   ------------
Net investment income (loss)                        677,703        194,881       (379,633)     (140,414)     1,187,885
                                               ------------   ------------   ------------   -----------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     12,239,201     11,792,253      8,584,871     5,381,365     32,075,023
   Cost of shares sold                           (9,187,400)    (9,451,946)    (7,687,429)   (4,078,808)   (33,158,672)
                                               ------------   ------------   ------------   -----------   ------------
Net realized gains (losses) from securities
   transactions                                   3,051,801      2,340,307        897,442     1,302,557     (1,083,649)
Realized gain distributions                       1,019,765      2,174,066      5,657,076             0      5,918,844
                                               ------------   ------------   ------------   -----------   ------------
Net realized gains (losses)                       4,071,566      4,514,373      6,554,518     1,302,557      4,835,195
                                               ------------   ------------   ------------   -----------   ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           22,313,862      9,566,161     11,444,896     7,798,327     11,210,627
   End of period                                 (4,493,416)    (8,470,982)   (10,286,440)     (445,543)   (19,488,219)
                                               ------------   ------------   ------------   -----------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                (26,807,278)   (18,037,143)   (21,731,336)   (8,243,870)   (30,698,846)
                                               ------------   ------------   ------------   -----------   ------------
Increase (decrease) in net assets from
   operations                                  $(22,058,009)  $(13,327,889)  $(15,556,451)  $(7,081,727)  $(24,675,766)
                                               ============   ============   ============   ===========   ============

                                                                              Small
                                                                                &
                                                                               Mid
                                                  Mid-Cap        Real          Cap                      Telecom
                                                  Growth        Estate        Value       Technology    Utility
                                                 Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                               ------------  ------------  ------------  -----------  -----------
Investment income:
   Dividends                                   $          0  $    524,496  $    108,453  $         0  $    97,498
                                               ------------  ------------  ------------  -----------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (459,640)     (290,657)     (550,256)     (83,600)     (70,341)
                                               ------------  ------------  ------------  -----------  -----------
Net investment income (loss)                       (459,640)      233,839      (441,803)     (83,600)      27,157
                                               ------------  ------------  ------------  -----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      9,083,333     8,877,215    13,061,008    3,253,442    3,201,300
   Cost of shares sold                           (7,985,316)  (10,151,354)  (12,637,151)  (3,589,743)  (2,972,617)
                                               ------------  ------------  ------------  -----------  -----------
Net realized gains (losses) from securities
   transactions                                   1,098,017    (1,274,139)      423,857     (336,301)     228,683
Realized gain distributions                               0     2,337,445     2,490,324            0            0
                                               ------------  ------------  ------------  -----------  -----------
Net realized gains (losses)                       1,098,017     1,063,306     2,914,181     (336,301)     228,683
                                               ------------  ------------  ------------  -----------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           11,100,238      (449,745)    6,128,160    1,477,644    1,091,711
   End of period                                 (5,512,417)  (10,744,534)  (10,550,895)  (1,801,817)  (1,345,880)
                                               ------------  ------------  ------------  -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                (16,612,655)  (10,294,789)  (16,679,055)  (3,279,461)  (2,437,591)
                                               ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
   operations                                  $(15,974,278) $ (8,997,644) $(14,206,677) $(3,699,362) $(2,181,751)
                                               ============  ============  ============  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                                                         American      American
                                                                                          Funds          Funds
                                                  Total                                   Asset         Global
                                                 Return      Aggressive    Alliance     Allocation      Growth
                                                  Bond         Growth       Growth         SAST          SAST
                                                Portfolio    Portfolio     Portfolio    Portfolio      Portfolio
                                                (Class 2)    (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                               -----------  -----------  ------------  ------------  ------------
Investment income:
   Dividends                                   $   351,334  $    41,961  $          0  $    334,165  $  1,063,825
                                               -----------  -----------  ------------  ------------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (124,685)    (212,297)   (2,887,937)     (425,204)   (1,282,642)
                                               -----------  -----------  ------------  ------------  ------------
Net investment income (loss)                       226,649     (170,336)   (2,887,937)      (91,039)     (218,817)
                                               -----------  -----------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     3,141,374    6,183,022    43,543,544     3,908,247     3,795,106
   Cost of shares sold                          (3,069,737)  (6,848,861)  (41,742,381)   (4,614,231)   (4,591,170)
                                               -----------  -----------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions                                     71,637     (665,839)    1,801,163      (705,984)     (796,064)
Realized gain distributions                              0            0             0       189,736       787,395
                                               -----------  -----------  ------------  ------------  ------------
Net realized gains (losses)                         71,637     (665,839)    1,801,163      (516,248)       (8,669)
                                               -----------  -----------  ------------  ------------  ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             129,910      622,981    50,307,635       (67,036)    2,697,669
   End of period                                   263,814   (8,117,610)  (41,564,281)  (10,187,355)  (39,667,048)
                                               -----------  -----------  ------------  ------------  ------------
Change in net unrealized appreciation
 (depreciation) of investments                     133,904   (8,740,591)  (91,871,916)  (10,120,319)  (42,364,717)
                                               -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
   operations                                  $   432,190  $(9,576,766) $(92,958,690) $(10,727,606) $(42,592,203)
                                               ===========  ===========  ============  ============  ============

                                                 American       American
                                                   Funds         Funds                      Blue
                                                   Growth    Growth-Income                  Chip         Capital
                                                    SAST         SAST         Balanced     Growth        Growth
                                                 Portfolio     Portfolio     Portfolio    Portfolio     Portfolio
                                                 (Class 3)     (Class 3)     (Class 3)    (Class 3)     (Class 3)
                                               ------------  -------------  -----------  -----------  ------------
Investment income:
   Dividends                                   $    539,086   $    994,329  $   508,595  $    21,650  $          0
                                               ------------   ------------  -----------  -----------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (1,692,656)    (1,716,430)    (256,009)    (208,320)     (750,089)
                                               ------------   ------------  -----------  -----------  ------------
Net investment income (loss)                     (1,153,570)      (722,101)     252,586     (186,670)     (750,089)
                                               ------------   ------------  -----------  -----------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      5,204,474      8,094,634    5,802,156    5,486,621     4,472,949
   Cost of shares sold                           (6,637,712)    (9,371,990)  (6,121,749)  (5,404,393)   (5,326,017)
                                               ------------   ------------  -----------  -----------  ------------
Net realized gains (losses) from securities
   transactions                                  (1,433,238)    (1,277,356)    (319,593)      82,228      (853,068)
Realized gain distributions                       1,431,211        689,104            0            0             0
                                               ------------   ------------  -----------  -----------  ------------
Net realized gains (losses)                          (2,027)      (588,252)    (319,593)      82,228      (853,068)
                                               ------------   ------------  -----------  -----------  ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            1,008,632     (1,440,363)   1,373,252    2,161,457       874,524
   End of period                                (62,766,274)   (55,010,232)  (3,528,124)  (4,070,806)  (25,456,788)
                                               ------------   ------------  -----------  -----------  ------------
Change in net unrealized appreciation
 (depreciation) of investments                  (63,774,906)   (53,569,869)  (4,901,376)  (6,232,263)  (26,331,312)
                                               ------------   ------------  -----------  -----------  ------------
Increase (decrease) in net assets from
   operations                                  $(64,930,503)  $(54,880,222) $(4,968,383) $(6,336,705) $(27,934,469)
                                               ============   ============  ===========  ===========  ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                                                               "Dogs"
                                                                                 Davis          of
                                                   Cash         Corporate       Venture         Wall        Emerging
                                                 Management       Bond           Value         Street       Markets
                                                 Portfolio      Portfolio      Portfolio     Portfolio     Portfolio
                                                 (Class 3)      (Class 3)      (Class 3)     (Class 3)     (Class 3)
                                               -------------  -------------  -------------  -----------  -------------
Investment income:
   Dividends                                   $  11,160,887  $  17,345,588  $   7,624,727  $   441,967  $   1,857,247
                                               -------------  -------------  -------------  -----------  -------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (4,766,546)    (6,434,274)    (8,826,562)    (240,699)    (2,046,588)
                                               -------------  -------------  -------------  -----------  -------------
Net investment income (loss)                       6,394,341     10,911,314     (1,201,835)     201,268       (189,341)
                                               -------------  -------------  -------------  -----------  -------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     222,246,186    102,354,706    102,328,213    5,670,496     33,047,150
   Cost of shares sold                          (224,124,679)  (110,001,386)  (103,101,565)  (6,847,354)   (36,322,435)
                                               -------------  -------------  -------------  -----------  -------------
Net realized gains (losses) from securities
   transactions                                   (1,878,493)    (7,646,680)      (773,352)  (1,176,858)    (3,275,285)
Realized gain distributions                                0              0     79,284,121    2,527,365     44,655,191
                                               -------------  -------------  -------------  -----------  -------------
Net realized gains (losses)                       (1,878,493)    (7,646,680)    78,510,769    1,350,507     41,379,906
                                               -------------  -------------  -------------  -----------  -------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            (1,064,386)     2,300,031    104,106,485     (351,286)    23,842,205
   End of period                                  (7,616,106)   (42,834,864)  (231,088,741)  (6,539,928)  (118,323,846)
                                               -------------  -------------  -------------  -----------  -------------
Change in net unrealized appreciation
   (depreciation) of investments                  (6,551,720)   (45,134,895)  (335,195,226)  (6,188,642)  (142,166,051)
                                               -------------  -------------  -------------  -----------  -------------
Increase (decrease) in net assets from
   operations                                  $  (2,035,872) $ (41,870,261) $(257,886,292) $(4,636,867) $(100,975,486)
                                               =============  =============  =============  ===========  =============

                                                  Equity         Foreign      Fundamental     Global        Global
                                               Opportunities      Value         Growth         Bond        Equities
                                                 Portfolio      Portfolio      Portfolio     Portfolio     Portfolio
                                                 (Class 3)      (Class 3)      (Class 3)     (Class 3)     (Class 3)
                                               -------------  -------------  ------------  ------------  ------------
Investment income:
   Dividends                                    $    524,320  $   9,603,357  $          0  $  3,861,794  $    500,830
                                                ------------  -------------  ------------  ------------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (722,478)    (5,454,739)   (1,212,298)   (1,958,510)     (432,167)
                                                ------------  -------------  ------------  ------------  ------------
Net investment income (loss)                        (198,158)     4,148,618    (1,212,298)    1,903,284        68,663
                                                ------------  -------------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      12,059,310     74,768,895     8,998,667    55,791,631     9,690,465
   Cost of shares sold                           (14,752,967)   (64,877,665)  (10,041,396)  (53,603,469)   (8,560,159)
                                                ------------  -------------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions                                   (2,693,657)     9,891,230    (1,042,729)    2,188,162     1,130,306
Realized gain distributions                        8,243,842     28,272,444             0       788,507             0
                                                ------------  -------------  ------------  ------------  ------------
Net realized gains (losses)                        5,550,185     38,163,674    (1,042,729)    2,976,669     1,130,306
                                                ------------  -------------  ------------  ------------  ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             1,777,189    131,214,726     3,574,158     3,540,418     7,307,404
   End of period                                 (24,768,364)   (93,435,385)  (38,984,602)      605,521    (8,542,828)
                                                ------------  -------------  ------------  ------------  ------------
Change in net unrealized appreciation
   (depreciation) of investments                 (26,545,553)  (224,650,111)  (42,558,760)   (2,934,897)  (15,850,232)
                                                ------------  -------------  ------------  ------------  ------------
Increase (decrease) in net assets from
   operations                                   $(21,193,526) $(182,337,819) $(44,813,787) $  1,945,056  $(14,651,263)
                                                ============  =============  ============  ============  ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                                                          International
                                                                                           International     Growth
                                                   Growth                     High-Yield    Diversified        and
                                               Opportunities  Growth-Income      Bond         Equities       Income
                                                 Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
                                                 (Class 3)      (Class 3)      (Class 3)     (Class 3)      (Class 3)
                                               -------------  -------------  ------------  -------------  -------------
Investment income:
   Dividends                                   $          0   $    136,363   $  6,930,114  $   8,556,612  $   6,279,407
                                               ------------   ------------   ------------  -------------  -------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (683,524)      (299,919)    (1,063,999)    (4,320,919)    (3,351,534)
                                               ------------   ------------   ------------  -------------  -------------
Net investment income (loss)                       (683,524)      (163,556)     5,866,115      4,235,693      2,927,873
                                               ------------   ------------   ------------  -------------  -------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      8,905,569      7,352,394     33,926,308     47,717,636     28,401,403
   Cost of shares sold                           (8,498,189)    (7,035,084)   (38,096,365)   (41,769,041)   (31,750,108)
                                               ------------   ------------   ------------  -------------  -------------
Net realized gains (losses) from securities
   transactions                                     407,380        317,310     (4,170,057)     5,948,595     (3,348,705)
Realized gain distributions                               0      2,140,768              0      6,624,761     25,299,117
                                               ------------   ------------   ------------  -------------  -------------
Net realized gains (losses)                         407,380      2,458,078     (4,170,057)    12,573,356     21,950,412
                                               ------------   ------------   ------------  -------------  -------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            8,495,519      4,671,433     (3,071,872)    93,705,973      3,782,645
   End of period                                (11,856,392)    (7,706,329)   (28,924,577)   (59,532,393)  (150,321,380)
                                               ------------   ------------   ------------  -------------  -------------
Change in net unrealized appreciation
   (depreciation) of investments                (20,351,911)   (12,377,762)   (25,852,705)  (153,238,366)  (154,104,025)
                                               ------------   ------------   ------------  -------------  -------------
Increase (decrease) in net assets from
   operations                                  $(20,628,055)  $(10,083,240)  $(24,156,647) $(136,429,317) $(129,225,740)
                                               ============   ============   ============  =============  =============

                                                                  MFS
                                                  Marsico    Massachusetts       MFS
                                                  Focused      Investors        Total        Mid-Cap         Real
                                                   Growth        Trust          Return       Growth         Estate
                                                 Portfolio     Portfolio      Portfolio     Portfolio     Portfolio
                                                 (Class 3)     (Class 3)      (Class 3)     (Class 3)     (Class 3)
                                               ------------  -------------  ------------  ------------  -------------
Investment income:
   Dividends                                   $     82,607  $    461,335   $  7,762,192  $          0  $   4,181,354
                                               ------------  ------------   ------------  ------------  -------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (605,262)     (820,208)    (4,414,077)   (1,152,610)    (2,056,213)
                                               ------------  ------------   ------------  ------------  -------------
Net investment income (loss)                       (522,655)     (358,873)     3,348,115    (1,152,610)     2,125,141
                                               ------------  ------------   ------------  ------------  -------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      9,981,682     9,184,953     79,919,961    16,452,634     22,558,708
   Cost of shares sold                          (11,029,130)   (7,782,690)   (92,065,282)  (15,637,285)   (32,347,961)
                                               ------------  ------------   ------------  ------------  -------------
Net realized gains (losses) from securities
   transactions                                  (1,047,448)    1,402,263    (12,145,321)      815,349     (9,789,253)
Realized gain distributions                       7,344,660             0     17,693,840             0     19,384,786
                                               ------------  ------------   ------------  ------------  -------------
Net realized gains (losses)                       6,297,212     1,402,263      5,548,519       815,349      9,595,533
                                               ------------  ------------   ------------  ------------  -------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            7,407,945    14,521,406      4,556,455    19,564,747    (28,253,864)
   End of period                                (17,973,024)   (8,746,601)   (75,536,770)  (19,465,146)  (109,735,870)
                                               ------------  ------------   ------------  ------------  -------------
Change in net unrealized appreciation
   (depreciation) of investments                (25,380,969)  (23,268,007)   (80,093,225)  (39,029,893)   (81,482,006)
                                               ------------  ------------   ------------  ------------  -------------
Increase (decrease) in net assets from
   operations                                  $(19,606,412) $(22,224,617)  $(71,196,591) $(39,367,154) $ (69,761,332)
                                               ============  ============   ============  ============  =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                   Small
                                                     &
                                                    Mid           Small                                     Total
                                                    Cap          Company                     Telecom       Return
                                                   Value          Value       Technology     Utility        Bond
                                                 Portfolio      Portfolio      Portfolio    Portfolio     Portfolio
                                                 (Class 3)      (Class 3)      (Class 3)    (Class 3)     (Class 3)
                                               -------------  -------------  ------------  -----------  ------------
Investment income:
   Dividends                                   $     647,658  $    158,651   $          0  $   201,753  $  2,209,765
                                               -------------  ------------   ------------  -----------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (4,586,625)   (1,123,247)      (287,036)    (126,348)     (530,174)
                                               -------------  ------------   ------------  -----------  ------------
Net investment income (loss)                      (3,938,967)     (964,596)      (287,036)      75,405     1,679,591
                                               -------------  ------------   ------------  -----------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      52,404,708     9,323,699      7,660,301    3,979,160    19,618,392
   Cost of shares sold                           (55,576,612)  (11,555,813)    (8,402,144)  (4,561,438)  (19,592,662)
                                               -------------  ------------   ------------  -----------  ------------
Net realized gains (losses) from securities
   transactions                                   (3,171,904)   (2,232,114)      (741,843)    (582,278)       25,730
Realized gain distributions                       22,795,071       923,138              0            0             0
                                               -------------  ------------   ------------  -----------  ------------
Net realized gains (losses)                       19,623,167    (1,308,976)      (741,843)    (582,278)       25,730
                                               -------------  ------------   ------------  -----------  ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            13,722,180    (6,425,625)     2,595,254      344,235       (64,118)
   End of period                                (124,671,899)  (33,996,723)    (8,524,764)  (3,152,665)    2,108,216
                                               -------------  ------------   ------------  -----------  ------------
Change in net unrealized appreciation
   (depreciation) of investments                (138,394,079)  (27,571,098)   (11,120,018)  (3,496,900)    2,172,334
                                               -------------  ------------   ------------  -----------  ------------
Increase (decrease) in net assets from
   operations                                  $(122,709,879) $(29,844,670)  $(12,148,897) $(4,003,773) $  3,877,655
                                               =============  ============   ============  ===========  ============



                                                                                Growth
                                                  Capital                        and        Diversified      Equity
                                                  Growth       Comstock         Income     International     Income
                                                 Portfolio     Portfolio      Portfolio       Account       Account
                                                (Class II)    (Class II)      (Class II)     (Class 1)     (Class 1)
                                               ------------  -------------  -------------  -------------  ------------
Investment income:
   Dividends                                   $     40,897  $   5,898,570  $   8,297,279   $    75,144   $  1,143,959
                                               ------------  -------------  -------------   -----------   ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (323,545)    (4,109,639)    (7,288,564)      (59,040)      (645,130)
                                               ------------  -------------  -------------   -----------   ------------
Net investment income (loss)                       (282,648)     1,788,931      1,008,715        16,104        498,829
                                               ------------  -------------  -------------   -----------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      6,581,124     74,799,730     88,381,168     1,413,973     16,453,282
   Cost of shares sold                           (6,217,217)   (82,369,957)   (92,048,556)   (2,287,959)   (16,937,218)
                                               ------------  -------------  -------------   -----------   ------------
Net realized gains (losses) from securities
   transactions                                     363,907     (7,570,227)    (3,667,388)     (873,986)      (483,936)
Realized gain distributions                               0     14,486,887     16,121,357       991,483      3,419,573
                                               ------------  -------------  -------------   -----------   ------------
Net realized gains (losses)                         363,907      6,916,660     12,453,969       117,497      2,935,637
                                               ------------  -------------  -------------   -----------   ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            6,867,727     36,145,903     68,932,190       206,159      9,812,583
   End of period                                 (5,782,534)   (87,617,441)  (126,268,082)   (2,392,002)   (11,892,446)
                                               ------------  -------------  -------------   -----------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                (12,650,261)  (123,763,344)  (195,200,272)   (2,598,161)   (21,705,029)
                                               ------------  -------------  -------------   -----------   ------------
Increase (decrease) in net assets from
   operations                                  $(12,569,002) $(115,057,753) $(181,737,588)  $(2,464,560)  $(18,270,563)
                                               ============  =============  =============   ===========   ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                              LargeCap
                                                               Blend     LargeCap     MidCap        Money
                                                  Income      Account     Growth       Stock        Market
                                                 Account         II       Account     Account      Account
                                                (Class 1)    (Class 1)   (Class 1)   (Class 1)    (Class 1)
                                               -----------  -----------  ---------  -----------  -----------
Investment income:
   Dividends                                   $ 1,167,168  $    99,049  $   7,405  $    82,781  $   206,167
                                               -----------  -----------  ---------  -----------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (221,505)    (104,060)   (21,076)     (70,662)    (124,948)
                                               -----------  -----------  ---------  -----------  -----------
Net investment income (loss)                       945,663       (5,011)   (13,671)      12,119       81,219
                                               -----------  -----------  ---------  -----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     5,665,149    2,101,128    690,541    1,487,966    5,819,721
   Cost of shares sold                          (6,267,882)  (3,109,998)  (586,747)  (1,960,994)  (5,819,721)
                                               -----------  -----------  ---------  -----------  -----------
Net realized gains (losses) from securities
   transactions                                   (602,733)  (1,008,870)   103,794     (473,028)           0
Realized gain distributions                         21,356    3,080,405          0    1,299,304            0
                                               -----------  -----------  ---------  -----------  -----------
Net realized gains (losses)                       (581,377)   2,071,535    103,794      826,276            0
                                               -----------  -----------  ---------  -----------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            (146,932)   1,760,259    641,682      (26,342)           0
   End of period                                (1,302,862)  (3,344,575)  (180,370)  (2,469,958)           0
                                               -----------  -----------  ---------  -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                (1,155,930)  (5,104,834)  (822,052)  (2,443,616)           0
                                               -----------  -----------  ---------  -----------  -----------
Increase (decrease) in net assets from
   operations                                  $  (791,644) $(3,038,310) $(731,929) $(1,605,221) $    81,219
                                               ===========  ===========  =========  ===========  ===========

                                                                Real                       SAM           SAM
                                                 Mortgage      Estate        SAM       Conservative  Conservative
                                                Securities   Securities    Balanced      Balanced       Growth
                                                 Account       Account     Portfolio     Portfolio    Portfolio
                                                (Class 1)    (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                               -----------  -----------  ------------  ------------  ------------
Investment income:
   Dividends                                   $   572,646   $  24,370   $  6,260,553  $   590,096   $  2,377,010
                                               -----------   ---------   ------------  -----------   ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (128,134)    (14,741)    (2,174,558)    (215,132)      (880,311)
                                               -----------   ---------   ------------  -----------   ------------
Net investment income (loss)                       444,512       9,629      4,085,995      374,964      1,496,699
                                               -----------   ---------   ------------  -----------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     3,635,857     411,874     44,759,968    6,877,675     21,748,610
   Cost of shares sold                          (3,814,152)   (916,769)   (44,819,628)  (7,040,974)   (19,757,208)
                                               -----------   ---------   ------------  -----------   ------------
Net realized gains (losses) from securities
   transactions                                   (178,295)   (504,895)       (59,660)    (163,299)     1,991,402
Realized gain distributions                              0     355,020     19,450,949    1,054,765      6,319,595
                                               -----------   ---------   ------------  -----------   ------------
Net realized gains (losses)                       (178,295)   (149,875)    19,391,289      891,466      8,310,997
                                               -----------   ---------   ------------  -----------   ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            (155,201)   (592,925)    42,725,162    2,541,661     24,261,831
   End of period                                  (165,459)   (830,774)   (25,116,526)  (1,922,828)    (8,601,834)
                                               -----------   ---------   ------------  -----------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                   (10,258)   (237,849)   (67,841,688)  (4,464,489)   (32,863,665)
                                               -----------   ---------   ------------  -----------   ------------
Increase (decrease) in net assets from
   operations                                  $   255,959   $(378,095)  $(44,364,404) $(3,198,059)  $(23,055,969)
                                               ===========   =========   ============  ===========   ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                    SAM           SAM                     SmallCap    SmallCap
                                                  Flexible      Strategic    Short-Term    Growth      Value
                                                  Income         Growth        Income      Account    Account
                                                 Portfolio      Portfolio     Account        II          I
                                                 (Class 1)      (Class 1)    (Class 1)    (Class 1)  (Class 1)
                                               -------------  ------------  -----------  ----------  ---------
Investment income:
   Dividends                                    $  2,069,010  $    723,201  $   105,120   $       0  $   2,546
                                                ------------  ------------  -----------   ---------  ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (439,816)     (276,564)     (51,945)    (16,834)    (3,679)
                                                ------------  ------------  -----------   ---------  ---------
Net investment income (loss)                       1,629,194       446,637       53,175     (16,834)    (1,133)
                                                ------------  ------------  -----------   ---------  ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      11,596,981     4,942,060    1,317,503     607,627     77,612
   Cost of shares sold                           (13,085,541)   (4,735,662)  (1,374,073)   (599,604)  (137,740)
                                                ------------  ------------  -----------   ---------  ---------
Net realized gains (losses) from securities
   transactions                                   (1,488,560)      206,398      (56,570)      8,023    (60,128)
Realized gain distributions                        2,755,444     3,145,488            0           0     30,720
                                                ------------  ------------  -----------   ---------  ---------
Net realized gains (losses)                        1,266,884     3,351,886      (56,570)      8,023    (29,408)
                                                ------------  ------------  -----------   ---------  ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             2,406,572     7,381,647      (89,321)    348,175    (79,271)
   End of period                                  (5,164,666)   (4,805,251)    (146,969)   (202,834)  (148,928)
                                                ------------  ------------  -----------   ---------  ---------
Change in net unrealized appreciation
   (depreciation) of investments                  (7,571,238)  (12,186,898)     (57,648)   (551,009)   (69,657)
                                                ------------  ------------  -----------   ---------  ---------
Increase (decrease) in net assets from
   operations                                   $ (4,675,160) $ (8,388,375) $   (61,043)  $(559,820) $(100,198)
                                                ============  ============  ===========   =========  =========

                                                   West                                                  LargeCap
                                                   Coast      Diversified      Equity                     Blend
                                                  Equity     International     Income        Income      Account
                                                  Account       Account        Account      Account        II
                                                 (Class 1)     (Class 2)      (Class 2)    (Class 2)    (Class 2)
                                               ------------  -------------  ------------  -----------  -----------
Investment income:
   Dividends                                   $    280,214   $    65,831   $    900,811  $   773,626  $    18,471
                                               ------------   -----------   ------------  -----------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (352,943)      (63,594)      (606,251)    (166,981)     (23,972)
                                               ------------   -----------   ------------  -----------  -----------
Net investment income (loss)                        (72,729)        2,237        294,560      606,645       (5,501)
                                               ------------   -----------   ------------  -----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      6,695,295     3,272,632     18,769,471    5,653,975    1,214,754
   Cost of shares sold                           (6,455,748)   (4,904,158)   (20,650,039)  (6,206,207)  (1,713,035)
                                               ------------   -----------   ------------  -----------  -----------
Net realized gains (losses) from securities
   transactions                                     239,547    (1,631,526)    (1,880,568)    (552,232)    (498,281)
Realized gain distributions                       2,559,659     1,053,611      3,026,379       14,673      722,970
                                               ------------   -----------   ------------  -----------  -----------
Net realized gains (losses)                       2,799,206      (577,915)     1,145,811     (537,559)     224,689
                                               ------------   -----------   ------------  -----------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            6,965,367       128,307      6,356,499     (264,712)     355,809
   End of period                                 (5,342,986)   (1,394,713)   (11,098,016)    (885,342)    (489,976)
                                               ------------   -----------   ------------  -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                (12,308,353)   (1,523,020)   (17,454,515)    (620,630)    (845,785)
                                               ------------   -----------   ------------  -----------  -----------
Increase (decrease) in net assets from
   operations                                  $ (9,581,876)  $(2,098,698)  $(16,014,144) $  (551,544) $  (626,597)
                                               ============   ===========   ============  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                                                                          Real
                                                 LargeCap       MidCap         Money       Mortgage      Estate
                                                  Growth         Stock        Market      Securities   Securities
                                                  Account       Account       Account      Account       Account
                                                 (Class 2)     (Class 2)     (Class 2)    (Class 2)     (Class 2)
                                               ------------  ------------  ------------  -----------  ------------
Investment income:
   Dividends                                      $   1,741  $     22,464  $    218,884  $   162,915  $     22,995
                                                  ---------  ------------  ------------  -----------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (11,798)      (24,801)     (164,202)     (41,602)      (16,510)
                                                  ---------  ------------  ------------  -----------  ------------
Net investment income (loss)                        (10,057)       (2,337)       54,682      121,313         6,485
                                                  ---------  ------------  ------------  -----------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        390,060     1,181,187    16,854,805    1,784,737       641,007
   Cost of shares sold                             (351,854)   (1,594,824)  (16,854,805)  (1,854,988)   (1,333,380)
                                                  ---------  ------------  ------------  -----------  ------------
Net realized gains (losses) from securities
   transactions                                      38,206      (413,637)            0      (70,251)     (692,373)
Realized gain distributions                               0       422,737             0            0       381,248
                                                  ---------  ------------  ------------  -----------  ------------
Net realized gains (losses)                          38,206         9,100             0      (70,251)     (311,125)
                                                  ---------  ------------  ------------  -----------  ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              308,169      (101,342)            0      (50,460)     (626,186)
   End of period                                    (95,923)     (568,925)            0      (31,495)     (632,299)
                                                  ---------  ------------  ------------  -----------  ------------
Change in net unrealized appreciation
   (depreciation) of investments                   (404,092)     (467,583)            0       18,965        (6,113)
                                                  ---------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets from
   operations                                     $(375,943) $   (460,820) $     54,682  $    70,027  $   (310,753)
                                                  =========  ============  ============  ===========  ============

                                                                 SAM            SAM           SAM         SAM
                                                    SAM      Conservative  Conservative    Flexible     Strategic
                                                 Balanced     Balanced        Growth        Income        Growth
                                                 Portfolio     Portfolio    Portfolio      Portfolio    Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                               ------------  ------------  ------------  ------------  ------------
Investment income:
   Dividends                                   $  4,407,696  $    577,536  $  1,961,635  $  2,295,626  $    832,263
                                               ------------  ------------  ------------  ------------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (1,734,231)     (241,925)     (832,281)     (532,887)     (371,053)
                                               ------------  ------------  ------------  ------------  ------------
Net investment income (loss)                      2,673,465       335,611     1,129,354     1,762,739       461,210
                                               ------------  ------------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     52,440,184     8,839,998    21,613,249    23,177,121     6,835,096
   Cost of shares sold                          (51,487,517)   (9,264,184)  (20,900,928)  (25,896,937)   (6,967,721)
                                               ------------  ------------  ------------  ------------  ------------
Net realized gains (losses) from securities
   transactions                                     952,667      (424,186)      712,321    (2,719,816)     (132,625)
Realized gain distributions                      14,678,976     1,106,976     5,613,371     3,183,488     3,905,216
                                               ------------  ------------  ------------  ------------  ------------
Net realized gains (losses)                      15,631,643       682,790     6,325,692       463,672     3,772,591
                                               ------------  ------------  ------------  ------------  ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           28,993,941     2,027,130    15,837,025     2,442,769     6,478,121
   End of period                                (21,856,629)   (2,338,664)  (11,870,497)   (4,950,703)   (8,395,726)
                                               ------------  ------------  ------------  ------------  ------------
Change in net unrealized appreciation
   (depreciation) of investments                (50,850,570)   (4,365,794)  (27,707,522)   (7,393,472)  (14,873,847)
                                               ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
   operations                                  $(32,545,462) $ (3,347,393) $(20,252,476) $ (5,167,061) $(10,640,046)
                                               ============  ============  ============  ============  ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)


                                                                                                         Columbia
                                                                                                          Asset
                                                               SmallCap      SmallCap        West       Allocation
                                                Short-Term      Growth         Value         Coast         Fund,
                                                  Income        Account       Account       Equity       Variable
                                                  Account         II             I          Account       Series
                                                 (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class A)
                                               ------------  ------------  ------------  ------------  ------------
Investment income:
   Dividends                                   $    55,488      $       0     $   1,242  $     71,024     $  37,892
                                               -----------      ---------     ---------  ------------     ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (31,534)        (8,434)       (2,544)     (128,767)      (17,735)
                                               -----------      ---------     ---------  ------------     ---------
Net investment income (loss)                        23,954         (8,434)       (1,302)      (57,743)       20,157
                                               -----------      ---------     ---------  ------------     ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     1,684,413        249,511       107,219     4,339,865       327,981
   Cost of shares sold                          (1,749,758)      (254,982)     (170,262)   (4,189,664)     (392,933)
                                               -----------      ---------     ---------  ------------     ---------
Net realized gains (losses) from securities
   transactions                                    (65,345)        (5,471)      (63,043)      150,201       (64,952)
Realized gain distributions                              0              0        18,658       864,795       136,688
                                               -----------      ---------     ---------  ------------     ---------
Net realized gains (losses)                        (65,345)        (5,471)      (44,385)    1,014,996        71,736
                                               -----------      ---------     ---------  ------------     ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             (58,085)       112,829       (60,519)    2,394,500        33,016
   End of period                                   (66,400)      (137,284)      (73,725)   (1,714,567)     (424,078)
                                               -----------      ---------     ---------  ------------     ---------
Change in net unrealized appreciation
   (depreciation) of investments                    (8,315)      (250,113)      (13,206)   (4,109,067)     (457,094)
                                               -----------      ---------     ---------  ------------     ---------
Increase (decrease) in net assets from
   operations                                  $   (49,706)     $(264,018)    $ (58,893) $ (3,151,814)    $(365,201)
                                               ===========      =========     =========  ============     =========

                                                 Columbia       Columbia                     Columbia
                                                  Large           Small        Columbia       Marsico      Columbia
                                                   Cap           Company        High         Focused       Marsico
                                                  Value          Growth         Yield        Equities       Growth
                                                   Fund,         Fund,          Fund,          Fund,        Fund,
                                                 Variable       Variable       Variable      Variable      Variable
                                                  Series         Series         Series        Series        Series
                                                 (Class A)      (Class A)     (Class A)      (Class A)     (Class A)
                                               ------------  -------------  -------------  ------------  ------------
Investment income:
   Dividends                                   $   152,156     $         0   $  2,480,344  $     65,048  $    18,332
                                               -----------     -----------   ------------  ------------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (97,044)        (50,917)      (392,782)   (1,043,040)     (89,134)
                                               -----------     -----------   ------------  ------------  -----------
Net investment income (loss)                        55,112         (50,917)     2,087,562      (977,992)     (70,802)
                                               -----------     -----------   ------------  ------------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     1,379,700         728,396      9,619,274    17,066,290    1,667,974
   Cost of shares sold                          (1,641,710)       (763,629)   (10,206,423)  (16,375,498)  (1,295,457)
                                               -----------     -----------   ------------  ------------  -----------
Net realized gains (losses) from securities
   transactions                                   (262,010)        (35,233)      (587,149)      690,792      372,517
Realized gain distributions                        959,345         405,507              0    10,739,183            0
                                               -----------     -----------   ------------  ------------  -----------
Net realized gains (losses)                        697,335         370,274       (587,149)   11,429,975      372,517
                                               -----------     -----------   ------------  ------------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             769,567         912,913      1,376,730    23,126,024    2,450,242
   End of period                                (2,793,400)     (1,012,319)    (6,335,430)  (20,576,668)    (681,598)
                                               -----------     -----------   ------------  ------------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                (3,562,967)     (1,925,232)    (7,712,160)  (43,702,692)  (3,131,840)
                                               -----------     -----------   ------------  ------------  -----------
Increase (decrease) in net assets from
   operations                                  $(2,810,520)    $(1,605,875)  $ (6,211,747) $(33,250,709) $(2,830,125)
                                               ===========     ===========   ============  ============  ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                 Columbia    Columbia       Columbia
                                                 Marsico        Mid         Marsico
                                                   21st         Cap      International
                                                 Century       Growth    Opportunities
                                                  Fund,        Fund,         Fund,          Asset         Global
                                                 Variable    Variable       Variable     Allocation       Growth
                                                  Series      Series         Series         Fund           Fund
                                                (Class A)    (Class A)     (Class B)     (Class 2)      (Class 2)
                                               -----------  -----------  -------------  ------------  -------------
Investment income:
   Dividends                                   $         0  $         0   $    86,555   $  2,850,732  $   7,769,677
                                               -----------  -----------   -----------   ------------  -------------
Expenses:
   Charges for distribution, mortality and
   expense risk                                    (32,493)     (27,903)     (107,123)    (1,860,341)    (7,387,784)
                                               -----------  -----------   -----------   ------------  -------------
Net investment income (loss)                       (32,493)     (27,903)      (20,568)       990,391        381,893
                                               -----------  -----------   -----------   ------------  -------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       551,869      371,600     1,453,537     31,411,332    104,990,349
   Cost of shares sold                            (455,321)    (438,054)   (1,274,926)   (29,538,143)   (97,836,707)
                                               -----------  -----------   -----------   ------------  -------------
Net realized gains (losses) from securities
   transactions                                     96,548      (66,454)      178,611      1,873,189      7,153,642
Realized gain distributions                         40,346      254,026     1,321,235      5,057,189     40,310,731
                                               -----------  -----------   -----------   ------------  -------------
Net realized gains (losses)                        136,894      187,572     1,499,846      6,930,378     47,464,373
                                               -----------  -----------   -----------   ------------  -------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             851,511      355,206     3,504,571     27,440,805    149,827,031
   End of period                                  (432,716)    (759,858)   (2,286,693)   (22,424,612)  (119,053,540)
                                               -----------  -----------   -----------   ------------  -------------
Change in net unrealized appreciation
   (depreciation) of investments                (1,284,227)  (1,115,064)   (5,791,264)   (49,865,417)  (268,880,571)
                                               -----------  -----------   -----------   ------------  -------------
Increase (decrease) in net assets from
   operations                                  $(1,179,826) $  (955,395)  $(4,311,986)  $(41,944,648) $(221,034,305)
                                               ===========  ===========   ===========   ============  =============





                                                                                 Asset         Cash
                                                   Growth     Growth-Income   Allocation    Management      Growth
                                                    Fund           Fund          Fund         Fund           Fund
                                                 (Class 2)      (Class 2)     (Class 3)      (Class 3)     (Class 3)
                                               -------------  -------------  ------------  ------------  -------------
Investment income:
   Dividends                                   $   4,765,264  $   9,959,735  $  1,395,710  $    396,118  $   2,621,151
                                               -------------  -------------  ------------  ------------  -------------
Expenses:
   Charges for distribution, mortality and
   expense risk                                  (10,103,793)    (9,672,347)     (759,912)     (305,591)    (4,258,399)
                                               -------------  -------------  ------------  ------------  -------------
Net investment income (loss)                      (5,338,529)       287,388       635,798        90,527     (1,637,248)
                                               -------------  -------------  ------------  ------------  -------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     150,516,138    133,712,088    12,477,823    18,624,721     60,568,327
   Cost of shares sold                          (152,178,921)  (139,852,437)  (13,780,729)  (18,952,349)   (72,176,380)
                                               -------------  -------------  ------------  ------------  -------------
Net realized gains (losses) from securities
   transactions                                   (1,662,783)    (6,140,349)   (1,302,906)     (327,628)   (11,608,053)
Realized gain distributions                       74,224,387     41,181,435     2,397,959             0     36,825,149
                                               -------------  -------------  ------------  ------------  -------------
Net realized gains (losses)                       72,561,604     35,041,086     1,095,053      (327,628)    25,217,096
                                               -------------  -------------  ------------  ------------  -------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           178,639,918    122,780,743     5,485,995      (515,882)    41,386,956
   End of period                                (233,057,392)  (195,107,200)  (16,153,033)     (129,497)  (155,987,916)
                                               -------------  -------------  ------------  ------------  -------------
Change in net unrealized appreciation
   (depreciation) of investments                (411,697,310)  (317,887,943)  (21,639,028)      386,385   (197,374,872)
                                               -------------  -------------  ------------  ------------  -------------
Increase (decrease) in net assets from
   operations                                  $(344,474,235) $(282,559,469) $(19,908,177) $    149,284  $(173,795,024)
                                               =============  =============  ============  ============  =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                                                   U.S.              Growth
                                                  Growth-      High-Income                 Government/AAA-Rated       and
                                                   Income         Bond      International       Securities           Income
                                                   Fund           Fund           Fund              Fund            Portfolio
                                                 (Class 3)      (Class 3)     (Class 3)          (Class 3)         (Class VC)
                                               -------------  ------------  -------------  --------------------  -------------
Investment income:
   Dividends                                   $   5,209,233  $  1,666,484  $  1,652,068       $   869,599       $   3,880,723
                                               -------------  ------------  ------------       -----------       -------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (4,095,933)     (316,050)   (1,202,398)         (396,146)         (3,937,419)
                                               -------------  ------------  ------------       -----------       -------------
Net investment income (loss)                       1,113,300     1,350,434       449,670           473,453             (56,696)
                                               -------------  ------------  ------------       -----------       -------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      62,507,017     7,034,481    20,599,445         7,399,971          44,505,739
   Cost of shares sold                           (75,629,342)   (9,326,860)  (21,077,488)       (7,964,944)        (50,084,745)
                                               -------------  ------------  ------------       -----------       -------------
Net realized gains (losses) from securities
   transactions                                  (13,122,325)   (2,292,379)     (478,043)         (564,973)         (5,579,006)
Realized gain distributions                       20,718,915             0    12,560,261                 0             908,505
                                               -------------  ------------  ------------       -----------       -------------
Net realized gains (losses)                        7,596,590    (2,292,379)   12,082,218          (564,973)         (4,670,501)
                                               -------------  ------------  ------------       -----------       -------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            15,510,880    (5,181,334)   30,937,756        (2,193,175)         13,709,023
   End of period                                (135,191,797)  (10,425,045)  (29,895,787)         (197,025)        (96,173,665)
                                               -------------  ------------  ------------       -----------       -------------
Change in net unrealized appreciation
   (depreciation) of investments                (150,702,677)   (5,243,711)  (60,833,543)        1,996,150        (109,882,688)
                                               -------------  ------------  ------------       -----------       -------------
Increase (decrease) in net assets from
   operations                                  $(141,992,787) $ (6,185,656) $(48,301,655)      $ 1,904,630       $(114,609,885)
                                               =============  ============  ============       ===========       =============

                                                    Mid          BB&T                      BB&T          BB&T
                                                    Cap        Capital        BB&T         Mid         Special
                                                   Value       Manager       Large         Cap      Opportunities
                                                 Portfolio      Equity        Cap         Growth        Equity
                                                (Class VC)       VIF           VIF          VIF          VIF
                                               ------------  -----------  -----------  -----------  -------------
Investment income:
   Dividends                                   $    596,008  $    50,627  $    45,590  $         0  $    15,772
                                               ------------  -----------  -----------  -----------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (845,604)     (58,957)     (47,249)     (52,197)    (171,956)
                                               ------------  -----------  -----------  -----------  -----------
Net investment income (loss)                       (249,596)      (8,330)      (1,659)     (52,197)    (156,184)
                                               ------------  -----------  -----------  -----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     21,277,843      958,708    1,114,490      696,663    1,726,920
   Cost of shares sold                          (25,374,205)  (1,689,258)  (1,822,209)    (815,762)  (1,801,166)
                                               ------------  -----------  -----------  -----------  -----------
Net realized gains (losses) from securities
   transactions                                  (4,096,362)    (730,550)    (707,719)    (119,099)     (74,246)
Realized gain distributions                       1,991,609      936,608      647,482      685,396      395,873
                                               ------------  -----------  -----------  -----------  -----------
Net realized gains (losses)                      (2,104,753)     206,058      (60,237)     566,297      321,627
                                               ------------  -----------  -----------  -----------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            1,843,723     (376,139)    (624,049)     506,328      326,360
   End of period                                (22,681,402)  (2,373,846)  (1,914,759)  (2,269,896)  (4,502,750)
                                               ------------  -----------  -----------  -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                (24,525,125)  (1,997,707)  (1,290,710)  (2,776,224)  (4,829,110)
                                               ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations                                  $(26,879,474) $(1,799,979) $(1,352,606) $(2,262,124) $(4,663,667)
                                               ============  ===========  ===========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)



                                                                                  MTB
                                                   BB&T       MTB      MTB      Managed
                                                  Total      Large    Large    Allocation
                                                  Return      Cap      Cap       Fund -
                                                   Bond     Growth    Value    Aggressive
                                                   VIF      Fund II  Fund II   Growth II
                                               -----------  -------  -------  -----------
Investment income:
   Dividends                                   $   410,458  $    84  $    63    $   123
                                               -----------  -------  -------    -------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (157,677)    (179)     (68)      (175)
                                               -----------  -------  -------    -------
Net investment income (loss)                       252,781      (95)      (5)       (52)
                                               -----------  -------  -------    -------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     3,348,826      905      249        319
   Cost of shares sold                          (3,330,271)  (1,054)    (310)      (414)
                                               -----------  -------  -------    -------
Net realized gains (losses) from securities
   transactions                                     18,555     (149)     (61)       (95)
Realized gain distributions                              0        0        0      2,277
                                               -----------  -------  -------    -------
Net realized gains (losses)                         18,555     (149)     (61)     2,182
                                               -----------  -------  -------    -------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             191,739       (3)     (40)        (1)
   End of period                                    66,614   (6,708)  (2,142)    (9,453)
                                               -----------  -------  -------    -------
Change in net unrealized appreciation
   (depreciation) of investments                  (125,125)  (6,705)  (2,102)    (9,452)
                                               -----------  -------  -------    -------
Increase (decrease) in net assets from
   operations                                  $   146,211  $(6,949) $(2,168)   $(7,322)
                                               ===========  =======  =======    =======

                                                                                         Franklin
                                                                                        Templeton
                                                    MTB         MTB                        VIP
                                                  Managed      Managed     Franklin      Founding
                                                Allocation   Allocation     Income        Funds
                                                   Fund -       Fund -    Securities    Allocation
                                               Conservative   Moderate       Fund          Fund
                                                 Growth II   Growth II   (Class2) (1)  (Class2) (1)
                                               ------------  ----------  ------------  ------------
Investment income:
   Dividends                                        $  3       $  30     $   327,318   $   524,875
                                                    ----       -----     -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                    (1)         (8)        (65,058)     (167,845)
                                                    ----       -----     -----------   -----------
Net investment income (loss)                           2          22         262,260       357,030
                                                    ----       -----     -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                          16          37       5,630,664     1,313,942
   Cost of shares sold                               (17)        (51)     (6,981,199)   (1,685,815)
                                                    ----       -----     -----------   -----------
Net realized gains (losses) from securities
   transactions                                       (1)        (14)     (1,350,535)     (371,873)
Realized gain distributions                            4         102         137,056       520,608
                                                    ----       -----     -----------   -----------
Net realized gains (losses)                            3          88      (1,213,479)      148,735
                                                    ----       -----     -----------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                                (1)         (1)              0             0
   End of period                                     (46)       (395)     (1,363,989)   (6,883,193)
                                                    ----       -----     -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                     (45)       (394)     (1,363,989)   (6,883,193)
                                                    ----       -----     -----------   -----------
Increase (decrease) in net assets from
   operations                                       $(40)      $(284)    $(2,315,208)  $(6,377,428)
                                                    ====       =====     ===========   ===========

(1)  For the period from February 4, 2008 (inception) to December 31, 2008.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008

                                                                             Government
                                                                                 and
                                                   Asset        Capital        Quality                      Natural
                                                Allocation    Appreciation      Bond          Growth       Resources
                                                 Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                               ------------  -------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  3,062,752  $  (7,403,807) $  5,579,105  $  (1,452,625) $  (1,126,843)
   Net realized gains (losses)                   29,337,386     81,884,336       249,937      9,262,237     57,834,395
   Change in net unrealized appreciation
      (depreciation) of investments             (85,204,508)  (317,942,326)     (351,671)   (91,689,312)  (147,191,757)
                                               ------------  -------------  ------------  -------------  -------------
      Increase (decrease) in net assets from
         operations                             (52,804,370)  (243,461,797)    5,477,371    (83,879,700)   (90,484,205)
                                               ------------  -------------  ------------  -------------  -------------
From capital transactions:
   Net proceeds from units sold                   1,162,449      2,552,609     1,739,224        950,570        534,020
   Cost of units redeemed                       (36,433,612)   (89,537,564)  (59,964,359)   (32,379,679)   (32,220,428)
   Net transfers                                 (4,296,055)   (36,687,205)   41,257,066    (21,462,267)   (18,616,505)
   Contract maintenance charge                      (87,141)      (228,950)      (83,896)       (79,409)       (51,735)
                                               ------------  -------------  ------------  -------------  -------------
      Increase (decrease) in net assets from
         capital transactions                   (39,654,359)  (123,901,110)  (17,051,965)   (52,970,785)   (50,354,648)
                                               ------------  -------------  ------------  -------------  -------------
Increase (decrease) in net assets               (92,458,729)  (367,362,907)  (11,574,594)  (136,850,485)  (140,838,853)
Net assets at beginning of period               239,833,843    668,182,946   234,675,614    244,036,963    214,948,823
                                               ------------  -------------  ------------  -------------  -------------
Net assets at end of period                    $147,375,114  $ 300,820,039  $223,101,020  $ 107,186,478  $  74,109,970
                                               ============  =============  ============  =============  =============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        47,538         59,942        95,296         32,582          9,883
   Units redeemed                                (1,514,661)    (2,101,432)   (3,339,145)    (1,030,916)      (552,266)
   Units transferred                               (212,041)      (899,663)    2,234,362       (650,832)      (428,791)
                                               ------------  -------------  ------------  -------------  -------------
Increase (decrease) in units outstanding         (1,679,164)    (2,941,153)   (1,009,487)    (1,649,166)      (971,174)
Beginning units                                   8,873,343     12,544,886    13,002,662      6,556,944      3,208,730
                                               ------------  -------------  ------------  -------------  -------------
Ending units                                      7,194,179      9,603,733    11,993,175      4,907,778      2,237,556
                                               ============  =============  ============  =============  =============

                                                                           Government
                                                                               and
                                                  Asset        Capital       Quality                     Natural
                                                Allocation  Appreciation      Bond         Growth       Resources
                                                Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                               -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   205,834  $ (1,572,631) $  2,672,189  $   (527,721) $   (297,241)
   Net realized gains (losses)                   2,471,547    24,962,631      (846,316)    8,034,384    12,042,059
   Change in net unrealized appreciation
      (depreciation) of investments             (6,881,402)  (74,254,508)      631,953   (32,484,830)  (32,475,097)
                                               -----------  ------------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                             (4,204,021)  (50,864,508)    2,457,826   (24,978,167)  (20,730,279)
                                               -----------  ------------  ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                     84,112       736,998       738,863       410,274       297,000
   Cost of units redeemed                       (2,183,664)  (15,727,833)  (20,063,055)   (6,847,864)   (5,605,305)
   Net transfers                                  (251,149)   (4,243,879)    7,715,771    (4,790,239)   (1,141,921)
   Contract maintenance charge                      (2,586)      (19,993)      (19,664)      (10,232)       (5,986)
                                               -----------  ------------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (2,353,287)  (19,254,707)  (11,628,085)  (11,238,061)   (6,456,212)
                                               -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets               (6,557,308)  (70,119,215)   (9,170,259)  (36,216,228)  (27,186,491)
Net assets at beginning of period               18,679,976   134,461,434   111,935,603    69,224,882    44,896,542
                                               -----------  ------------  ------------  ------------  ------------
Net assets at end of period                    $12,122,668  $ 64,342,219  $102,765,344  $ 33,008,654  $ 17,710,051
                                               ===========  ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        3,337        16,048        40,509        12,620         5,073
   Units redeemed                                  (90,495)     (362,792)   (1,113,085)     (222,202)     (102,901)
   Units transferred                               (11,976)     (107,323)      422,606      (139,822)      (37,395)
                                               -----------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding           (99,134)     (454,067)     (649,970)     (349,404)     (135,223)
Beginning units                                    700,449     2,473,375     6,197,491     1,878,339       677,466
                                               -----------  ------------  ------------  ------------  ------------
Ending units                                       601,315     2,019,308     5,547,521     1,528,935       542,243
                                               ===========  ============  ============  ============  ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                             Government
                                                                                 and
                                                   Asset        Capital        Quality                      Natural
                                                Allocation    Appreciation      Bond          Growth       Resources
                                                 Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
                                                 (Class 3)      (Class 3)     (Class 3)      (Class 3)      (Class 3)
                                               ------------  -------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    301,237  $  (6,642,372) $ 15,206,251  $  (2,116,607) $  (1,716,112)
   Net realized gains (losses)                    3,265,860     86,485,600    (1,577,959)    26,537,129     40,100,838
   Change in net unrealized appreciation
      (depreciation) of investments             (10,733,950)  (292,297,196)      337,135   (114,229,886)  (150,002,198)
                                               ------------  -------------  ------------  -------------  -------------
      Increase (decrease) in net assets from
         operations                              (7,166,853)  (212,453,968)   13,965,427    (89,809,364)  (111,617,472)
                                               ------------  -------------  ------------  -------------  -------------
From capital transactions:
   Net proceeds from units sold                     730,489     26,875,521    71,194,500     14,478,164     17,551,993
   Cost of units redeemed                        (4,351,534)   (47,740,551)  (85,326,396)   (22,183,152)   (17,267,121)
   Net transfers                                   (848,713)     7,811,045    13,807,499      5,941,393     20,300,490
   Contract maintenance charge                       (4,351)       (74,965)      (98,973)       (37,284)       (27,597)
                                               ------------  -------------  ------------  -------------  -------------
      Increase (decrease) in net assets from
         capital transactions                    (4,474,109)   (13,128,950)     (423,370)    (1,800,879)    20,557,765
                                               ------------  -------------  ------------  -------------  -------------
Increase (decrease) in net assets               (11,640,962)  (225,582,918)   13,542,057    (91,610,243)   (91,059,707)
Net assets at beginning of period                31,765,835    521,705,334   557,013,536    218,730,283    200,622,720
                                               ------------  -------------  ------------  -------------  -------------
Net assets at end of period                    $ 20,124,873  $ 296,122,416  $570,555,593  $ 127,120,040  $ 109,563,013
                                               ============  =============  ============  =============  =============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        37,214        705,153     4,335,149        574,699        350,153
   Units redeemed                                  (182,791)    (1,122,755)   (4,792,090)      (745,911)      (318,732)
   Units transferred                                (38,582)       299,944       867,316        372,820        438,165
                                               ------------  -------------  ------------  -------------  -------------
Increase (decrease) in units outstanding           (184,159)      (117,658)      410,375        201,608        469,586
Beginning units                                   1,204,679      9,762,727    31,310,811      6,064,625      3,133,647
                                               ------------  -------------  ------------  -------------  -------------
Ending units                                      1,020,520      9,645,069    31,721,186      6,266,233      3,603,233
                                               ============  =============  ============  =============  =============


                                                Aggressive                                    Blue
                                                  Growth        Alliance                      Chip       Capital
                                                 Resources       Growth       Balanced       Growth       Growth
                                                 Portfolio     Portfolio      Portfolio    Portfolio    Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                               ------------  -------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (476,790) $  (4,214,343) $  1,237,274  $  (137,555) $  (149,758)
   Net realized gains (losses)                   (4,338,203)   (23,590,272)   (5,861,551)     115,011      296,367
   Change in net unrealized appreciation
      (depreciation) of investments             (30,473,814)  (126,652,559)  (17,875,562)  (5,465,135)  (5,506,522)
                                               ------------  -------------  ------------  -----------  -----------
      Increase (decrease) in net assets from
         operations                             (35,288,807)  (154,457,174)  (22,499,839)  (5,487,679)  (5,359,913)
                                               ------------  -------------  ------------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                     353,566      1,606,269       635,550       44,094       15,920
   Cost of units redeemed                        (9,847,053)   (57,071,408)  (16,466,918)  (2,639,889)  (1,981,952)
   Net transfers                                 (4,458,827)   (23,013,467)   (4,534,797)  (1,863,694)    (730,885)
   Contract maintenance charge                      (38,143)      (215,893)      (54,586)      (5,968)      (4,366)
                                               ------------  -------------  ------------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (13,990,457)   (78,694,499)  (20,420,751)  (4,465,457)  (2,701,283)
                                               ------------  -------------  ------------  -----------  -----------
Increase (decrease) in net assets               (49,279,264)  (233,151,673)  (42,920,590)  (9,953,136)  (8,061,196)
Net assets at beginning of period                76,503,300    423,159,668    94,817,626   16,771,820   13,549,487
                                               ------------  -------------  ------------  -----------  -----------
Net assets at end of period                    $ 27,224,036  $ 190,007,995  $ 51,897,036  $ 6,818,684  $ 5,488,291
                                               ============  =============  ============  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        30,535         53,213        44,981        7,082        2,602
   Units redeemed                                  (775,025)    (1,907,839)   (1,119,747)    (434,918)    (277,378)
   Units transferred                               (314,320)      (784,427)     (328,316)    (325,918)     (95,861)
                                               ------------  -------------  ------------  -----------  -----------
Increase (decrease) in units outstanding         (1,058,810)    (2,639,053)   (1,403,082)    (753,754)    (370,637)
Beginning units                                   4,460,489     11,463,534     5,601,380    2,329,044    1,483,536
                                               ------------  -------------  ------------  -----------  -----------
Ending units                                      3,401,679      8,824,481     4,198,298    1,575,290    1,112,899
                                               ============  =============  ============  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)


                                                                                 Davis         "Dogs"
                                                    Cash        Corporate       Venture       of Wall       Emerging
                                                 Management       Bond           Value         Street        Markets
                                                 Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                                 (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                               -------------  ------------  --------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   3,952,461  $  3,541,201  $      167,991  $    466,825  $    (125,635)
   Net realized gains (losses)                    (2,029,771)     (712,374)    149,314,977     3,885,234     36,456,000
   Change in net unrealized appreciation
      (depreciation) of investments               (2,527,838)  (15,468,873)   (531,987,363)  (13,133,282)  (104,867,729)
                                               -------------  ------------  --------------  ------------  -------------
      Increase (decrease) in net assets from
         operations                                 (605,148)  (12,640,046)   (382,504,395)   (8,781,223)   (68,537,364)
                                               -------------  ------------  --------------  ------------  -------------
From capital transactions:
   Net proceeds from units sold                    4,403,353       694,878       3,655,637       240,023        319,908
   Cost of units redeemed                       (150,094,551)  (29,945,168)   (154,014,842)   (5,728,889)   (18,283,000)
   Net transfers                                 175,669,433     1,851,701     (73,691,132)   (1,802,795)   (20,411,927)
   Contract maintenance charge                       (85,623)      (44,963)       (415,376)      (16,768)       (38,493)
                                               -------------  ------------  --------------  ------------  -------------
      Increase (decrease) in net assets from
         capital transactions                     29,892,612   (27,443,552)   (224,465,713)   (7,308,429)   (38,413,512)
                                               -------------  ------------  --------------  ------------  -------------
Increase (decrease) in net assets                 29,287,464   (40,083,598)   (606,970,108)  (16,089,652)  (106,950,876)
Net assets at beginning of period                157,085,537   145,719,768   1,132,762,035    36,420,354    148,654,454
                                               -------------  ------------  --------------  ------------  -------------
Net assets at end of period                    $ 186,373,001  $105,636,170  $  525,791,927  $ 20,330,702  $  41,703,578
                                               =============  ============  ==============  ============  =============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        320,097        39,284         105,633        20,708         15,488
   Units redeemed                                (10,942,705)   (1,670,745)     (4,588,443)     (507,380)      (892,812)
   Units transferred                              12,796,227        53,194      (2,224,897)     (171,031)    (1,026,718)
                                               -------------  ------------  --------------  ------------  -------------
Increase (decrease) in units outstanding           2,173,619    (1,578,267)     (6,707,707)     (657,703)    (1,904,042)
Beginning units                                   11,415,409     7,818,914      28,232,833     2,886,729      5,540,449
                                               -------------  ------------  --------------  ------------  -------------
Ending units                                      13,589,028     6,240,647      21,525,126     2,229,026      3,636,407
                                               =============  ============  ==============  ============  =============



                                                  Equity       Fundamental     Global        Global         Growth
                                               Opportunities     Growth         Bond        Equities    Opportunities
                                                 Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                               -------------  ------------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $    (56,785) $ (1,184,186) $  1,105,376  $    585,404   $   (224,594)
   Net realized gains (losses)                     7,374,232    (5,782,063)    3,012,663     4,010,413        819,300
   Change in net unrealized appreciation
      (depreciation) of investments              (34,154,773)  (35,094,700)   (2,639,597)  (64,659,403)    (7,365,990)
                                                ------------  ------------  ------------  ------------   ------------
      Increase (decrease) in net assets from
         operations                              (26,837,326)  (42,060,949)    1,478,442   (60,063,586)    (6,771,284)
                                                ------------  ------------  ------------  ------------   ------------
From capital transactions:
   Net proceeds from units sold                      229,362       391,395       615,344       671,973         97,431
   Cost of units redeemed                        (12,039,287)  (14,184,794)  (38,172,962)  (20,057,836)    (3,502,039)
   Net transfers                                  (5,158,036)   (4,422,274)   29,175,067   (12,517,373)    (1,704,572)
   Contract maintenance charge                       (30,191)      (57,686)      (23,882)      (54,837)        (7,201)
                                                ------------  ------------  ------------  ------------   ------------
      Increase (decrease) in net assets from
         capital transactions                    (16,998,152)  (18,273,359)   (8,406,433)  (31,958,073)    (5,116,381)
                                                ------------  ------------  ------------  ------------   ------------
Increase (decrease) in net assets                (43,835,478)  (60,334,308)   (6,927,991)  (92,021,659)   (11,887,665)
Net assets at beginning of period                 79,309,576   105,460,035    72,916,266   157,423,591     22,236,254
                                                ------------  ------------  ------------  ------------   ------------
Net assets at end of period                     $ 35,474,098  $ 45,125,727  $ 65,988,275  $ 65,401,932   $ 10,348,589
                                                ============  ============  ============  ============   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         13,440        21,700        30,446        31,948         19,824
   Units redeemed                                   (715,734)     (810,655)   (1,950,455)     (958,892)      (630,492)
   Units transferred                                (307,779)     (258,759)    1,426,908      (590,521)      (251,248)
                                                ------------  ------------  ------------  ------------   ------------
Increase (decrease) in units outstanding          (1,010,073)   (1,047,714)     (493,101)   (1,517,465)      (861,916)
Beginning units                                    3,858,303     4,922,503     3,725,872     5,972,702      3,277,374
                                                ------------  ------------  ------------  ------------   ------------
Ending units                                       2,848,230     3,874,789     3,232,771     4,455,237      2,415,458
                                                ============  ============  ============  ============   ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                                            International  International     Marsico
                                                  Growth-      High-Yield    Diversified     Growth and      Focused
                                                   Income         Bond         Equities        Income        Growth
                                                 Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                               -------------  ------------  -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (1,293,655) $  8,470,009  $  1,644,506   $   1,415,012  $   (381,861)
   Net realized gains (losses)                    27,524,922    (6,307,410)    9,529,346      20,078,277     6,713,021
   Change in net unrealized appreciation
      (depreciation) of investments             (166,948,088)  (36,189,458)  (61,886,454)    (98,158,588)  (23,242,460)
                                               -------------  ------------  ------------   -------------  ------------
      Increase (decrease) in net assets from
         operations                             (140,716,821)  (34,026,859)  (50,712,602)    (76,665,299)  (16,911,300)
                                               -------------  ------------  ------------   -------------  ------------
From capital transactions:
   Net proceeds from units sold                    2,295,936       788,422       574,560         729,790       162,570
   Cost of units redeemed                        (48,929,482)  (20,617,881)  (20,435,701)    (27,691,837)   (6,701,459)
   Net transfers                                 (21,378,890)   (6,929,774)   (4,057,078)    (24,731,055)   (4,878,994)
   Contract maintenance charge                      (146,150)      (38,009)      (40,782)        (55,867)      (12,032)
                                               -------------  ------------  ------------   -------------  ------------
      Increase (decrease) in net assets from
         capital transactions                    (68,158,586)  (26,797,242)  (23,959,001)    (51,748,969)  (11,429,915)
                                               -------------  ------------  ------------   -------------  ------------
Increase (decrease) in net assets               (208,875,407)  (60,824,101)  (74,671,603)   (128,414,268)  (28,341,215)
Net assets at beginning of period                367,388,712   127,924,639   139,192,910     200,680,648    48,795,490
                                               -------------  ------------  ------------   -------------  ------------
Net assets at end of period                    $ 158,513,305  $ 67,100,538  $ 64,521,307   $  72,266,380  $ 20,454,275
                                               =============  ============  ============   =============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         99,715        44,072        39,428          51,962        17,491
   Units redeemed                                 (1,844,490)   (1,105,448)   (1,524,667)     (1,775,384)     (604,102)
   Units transferred                                (797,580)     (245,922)     (387,233)     (1,553,844)     (417,773)
                                               -------------  ------------  ------------   -------------  ------------
Increase (decrease) in units outstanding          (2,542,355)   (1,307,298)   (1,872,472)     (3,277,266)   (1,004,384)
Beginning units                                   10,811,269     6,081,847     8,416,582      10,137,855     3,577,168
                                               -------------  ------------  ------------   -------------  ------------
Ending units                                       8,268,914     4,774,549     6,544,110       6,860,589     2,572,784
                                               =============  ============  ============   =============  ============

                                                    MFS
                                               Massachusetts       MFS
                                                 Investors        Total         Mid-Cap        Real
                                                   Trust          Return         Growth       Estate      Technology
                                                 Portfolio      Portfolio      Portfolio     Portfolio     Portfolio
                                                 (Class 1)      (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                               -------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (552,816)  $   4,280,459  $   (944,806) $  1,075,044  $   (208,470)
   Net realized gains (losses)                      867,039      17,004,151    (5,354,990)    7,139,992    (1,618,240)
   Change in net unrealized appreciation
      (depreciation) of investments             (35,106,802)    (95,869,506)  (26,546,479)  (40,387,159)   (7,971,762)
                                               ------------   -------------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                             (34,792,579)    (74,584,896)  (32,846,275)  (32,172,123)   (9,798,472)
                                               ------------   -------------  ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                     487,645       1,559,510       299,124       377,360        68,756
   Cost of units redeemed                       (19,519,945)    (57,763,326)  (13,000,266)  (12,504,052)   (2,013,701)
   Net transfers                                 (4,007,861)    (19,854,741)   (2,969,127)   (5,405,511)   (4,251,796)
   Contract maintenance charge                      (48,727)       (124,081)      (34,416)      (26,124)       (6,694)
                                               ------------   -------------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (23,088,888)    (76,182,638)  (15,704,685)  (17,558,327)   (6,203,435)
                                               ------------   -------------  ------------  ------------  ------------
Increase (decrease) in net assets               (57,881,467)   (150,767,534)  (48,550,960)  (49,730,450)  (16,001,907)
Net assets at beginning of period               120,201,972     364,898,447    85,043,221    85,266,112    22,615,569
                                               ------------   -------------  ------------  ------------  ------------
Net assets at end of period                    $ 62,320,505   $ 214,130,913  $ 36,492,261  $ 35,535,662  $  6,613,662
                                               ============   =============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        21,618          61,597        31,794        15,855        32,783
   Units redeemed                                  (893,170)     (2,267,101)   (1,297,276)     (544,401)     (926,650)
   Units transferred                               (175,312)       (819,428)     (312,116)     (258,222)   (2,181,599)
                                               ------------   -------------  ------------  ------------  ------------
Increase (decrease) in units outstanding         (1,046,864)     (3,024,932)   (1,577,598)     (786,768)   (3,075,466)
Beginning units                                   4,731,631      12,819,292     6,872,375     3,201,604     7,840,652
                                               ------------   -------------  ------------  ------------  ------------
Ending units                                      3,684,767       9,794,360     5,294,777     2,414,836     4,765,186
                                               ============   =============  ============  ============  ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                                Total
                                                  Telecom       Return     Aggressive    Alliance
                                                  Utility        Bond        Growth        Growth      Balanced
                                                 Portfolio    Portfolio    Portfolio     Portfolio     Portfolio
                                                 (Class 1)    (Class 1)    (Class 2)     (Class 2)     (Class 2)
                                               ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    166,080  $   916,909  $   (82,654) $   (686,551) $    209,147
   Net realized gains (losses)                      745,899   (1,191,935)     (30,511)    1,394,119        (9,996)
   Change in net unrealized appreciation
      (depreciation) of investments             (14,307,365)   1,773,521   (4,638,660)  (23,258,667)   (4,234,072)
                                               ------------  -----------  -----------  ------------  ------------
      Increase (decrease) in net assets from
         operations                             (13,395,386)   1,498,495   (4,751,825)  (22,551,099)   (4,034,921)
                                               ------------  -----------  -----------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                      92,895       98,827       48,717       359,250        48,601
   Cost of units redeemed                        (6,463,513)  (9,144,268)  (1,183,483)   (6,188,358)   (2,158,334)
   Net transfers                                 (1,411,107)   8,766,315   (1,552,676)   (1,763,062)     (453,364)
   Contract maintenance charge                      (13,602)     (16,269)      (1,783)      (11,371)       (3,440)
                                               ------------  -----------  -----------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                    (7,795,327)    (295,395)  (2,689,225)   (7,603,541)   (2,566,537)
                                               ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets               (21,190,713)   1,203,100   (7,441,050)  (30,154,640)   (6,601,458)
Net assets at beginning of period                39,204,694   43,832,167   11,044,347    59,148,406    16,049,705
                                               ------------  -----------  -----------  ------------  ------------
Net assets at end of period                    $ 18,013,981  $45,035,267  $ 3,603,297  $ 28,993,766  $  9,448,247
                                               ============  ===========  ===========  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         6,012        4,501        3,351        11,438         3,267
   Units redeemed                                  (426,979)    (415,616)     (94,875)     (210,168)     (152,928)
   Units transferred                               (130,117)     396,912     (102,964)      (55,878)      (33,441)
                                               ------------  -----------  -----------  ------------  ------------
Increase (decrease) in units outstanding           (551,084)     (14,203)    (194,488)     (254,608)     (183,102)
Beginning units                                   2,167,856    1,970,247      649,125     1,605,788       954,994
                                               ------------  -----------  -----------  ------------  ------------
Ending units                                      1,616,772    1,956,044      454,637     1,351,180       771,892
                                               ============  ===========  ===========  ============  ============

                                                   Blue                                                  Davis
                                                   Chip       Capital        Cash        Corporate      Venture
                                                  Growth       Growth     Management        Bond         Value
                                                Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                                (Class 2)    (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                               -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (86,903) $   (64,964) $  1,173,456  $  1,105,818  $   (224,914)
   Net realized gains (losses)                     192,942      236,292      (383,217)     (358,491)   25,949,471
   Change in net unrealized appreciation
      (depreciation) of investments             (3,237,644)  (2,490,989)   (1,123,330)   (5,094,762)  (88,993,846)
                                               -----------  -----------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                             (3,131,605)  (2,319,661)     (333,091)   (4,347,435)  (63,269,289)
                                               -----------  -----------  ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                      9,716        6,152     1,329,015       177,132       760,393
   Cost of units redeemed                       (1,168,782)    (611,005)  (47,104,660)   (7,555,446)  (21,506,422)
   Net transfers                                  (406,251)    (390,680)   47,513,490      (812,839)  (12,890,486)
   Contract maintenance charge                      (1,786)        (875)      (10,711)       (6,608)      (27,443)
                                               -----------  -----------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (1,567,103)    (996,408)    1,727,134    (8,197,761)  (33,663,958)
                                               -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets               (4,698,708)  (3,316,069)    1,394,043   (12,545,196)  (96,933,247)
Net assets at beginning of period                8,792,084    5,719,187    57,514,246    48,501,854   184,372,113
                                               -----------  -----------  ------------  ------------  ------------
Net assets at end of period                    $ 4,093,376  $ 2,403,118  $ 58,908,289  $ 35,956,658  $ 87,438,866
                                               ===========  ===========  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        1,502          836        97,636         9,719        21,270
   Units redeemed                                 (197,638)     (83,910)   (3,468,626)     (425,988)     (648,948)
   Units transferred                               (81,798)     (56,995)    3,497,674       (62,572)     (383,290)
                                               -----------  -----------  ------------  ------------  ------------
Increase (decrease) in units outstanding          (277,934)    (140,069)      126,684      (478,841)   (1,010,968)
Beginning units                                  1,243,244      633,367     4,220,513     2,630,945     4,596,592
                                               -----------  -----------  ------------  ------------  ------------
Ending units                                       965,310      493,298     4,347,197     2,152,104     3,585,624
                                               ===========  ===========  ============  ============  ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                  "Dogs"
                                                    of
                                                   Wall        Emerging       Equity         Foreign    Fundamental
                                                  Street        Markets    Opportunities      Value        Growth
                                                 Portfolio     Portfolio     Portfolio      Portfolio    Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)      (Class 2)    (Class 2)
                                               ------------  ------------  -------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    152,798  $    (56,590) $    (29,122)  $    670,566  $   (81,188)
   Net realized gains (losses)                    1,552,917     6,385,129     1,723,853      7,201,666      160,110
   Change in net unrealized appreciation
      (depreciation) of investments              (4,937,813)  (20,201,987)   (6,949,331)   (37,114,522)  (2,889,219)
                                               ------------  ------------  ------------   ------------  -----------
      Increase (decrease) in net assets from
         operations                              (3,232,098)  (13,873,448)   (5,254,600)   (29,242,290)  (2,810,297)
                                               ------------  ------------  ------------   ------------  -----------
From capital transactions:
   Net proceeds from units sold                      92,961       146,291       187,488        448,081       69,304
   Cost of units redeemed                        (1,776,077)   (2,731,876)   (1,913,001)    (6,413,152)    (821,576)
   Net transfers                                 (1,263,335)   (6,503,499)     (483,322)    (3,442,678)    (182,159)
   Contract maintenance charge                       (2,556)       (3,188)       (2,579)        (9,457)      (1,341)
                                               ------------  ------------  ------------   ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                    (2,949,007)   (9,092,272)   (2,211,414)    (9,417,206)    (935,772)
                                               ------------  ------------  ------------   ------------  -----------
Increase (decrease) in net assets                (6,181,105)  (22,965,720)   (7,466,014)   (38,659,496)  (3,746,069)
Net assets at beginning of period                13,674,579    31,441,510    14,780,533     75,531,447    6,766,692
                                               ------------  ------------  ------------   ------------  -----------
Net assets at end of period                    $  7,493,474  $  8,475,790  $  7,314,519   $ 36,871,951  $ 3,020,623
                                               ============  ============  ============   ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         7,871         7,064        10,453         23,617        3,852
   Units redeemed                                  (160,515)     (145,305)     (114,813)      (367,145)     (48,287)
   Units transferred                               (110,690)     (298,907)      (27,828)      (196,214)     (11,842)
                                               ------------  ------------  ------------   ------------  -----------
Increase (decrease) in units outstanding           (263,334)     (437,148)     (132,188)      (539,742)     (56,277)
Beginning units                                   1,095,283     1,187,756       727,508      3,365,594      318,015
                                               ------------  ------------  ------------   ------------  -----------
Ending units                                        831,949       750,608       595,320      2,825,852      261,738
                                               ============  ============  ============   ============  ===========



                                                  Global        Global         Growth        Growth-     High-Yield
                                                   Bond        Equities    Opportunities     Income         Bond
                                                 Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)      (Class 2)     (Class 2)
                                               ------------  ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    304,916  $     32,766   $  (101,412)  $   (144,803) $  1,831,615
   Net realized gains (losses)                      603,655     1,507,101       529,411      3,093,830    (1,022,895)
   Change in net unrealized appreciation
      (depreciation) of investments                (512,226)   (8,429,905)   (3,334,052)   (13,772,190)   (8,488,879)
                                               ------------  ------------   -----------   ------------  ------------
      Increase (decrease) in net assets from
         operations                                 396,345    (6,890,038)   (2,906,053)   (10,823,163)   (7,680,159)
                                               ------------  ------------   -----------   ------------  ------------
From capital transactions:
   Net proceeds from units sold                      94,519        60,891        55,929         65,924        67,369
   Cost of units redeemed                        (3,497,398)   (2,604,343)     (827,833)    (3,329,943)   (4,203,770)
   Net transfers                                  3,365,394    (2,753,287)   (1,259,433)    (2,971,602)   (4,043,919)
   Contract maintenance charge                       (3,247)       (2,599)       (1,218)        (5,036)       (3,353)
                                               ------------  ------------   -----------   ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                       (40,732)   (5,299,338)   (2,032,555)    (6,240,657)   (8,183,673)
                                               ------------  ------------   -----------   ------------  ------------
Increase (decrease) in net assets                   355,613   (12,189,376)   (4,938,608)   (17,063,820)  (15,863,832)
Net assets at beginning of period                18,024,074    19,379,314     9,154,888     28,979,639    30,982,321
                                               ------------  ------------   -----------   ------------  ------------
Net assets at end of period                    $ 18,379,687  $  7,189,938   $ 4,216,280   $ 11,915,819  $ 15,118,489
                                               ============  ============   ===========   ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         4,720         2,549         9,191          2,266         3,536
   Units redeemed                                  (179,426)     (121,273)     (155,089)      (121,922)     (228,093)
   Units transferred                                157,809      (128,105)     (222,037)      (106,967)     (175,958)
                                               ------------  ------------   -----------   ------------  ------------
Increase (decrease) in units outstanding            (16,897)     (246,829)     (367,935)      (226,623)     (400,515)
Beginning units                                     923,705       739,069     1,364,018        848,272     1,491,422
                                               ------------  ------------   -----------   ------------  ------------
Ending units                                        906,808       492,240       996,083        621,649     1,090,907
                                               ============  ============   ===========   ============  ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                              International                     MFS
                                               International      Growth        Marsico    Massachusetts       MFS
                                                Diversified        and          Focused      Investors        Total
                                                  Equities        Income        Growth         Trust         Return
                                                 Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
                                                 (Class 2)      (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                               -------------  -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    677,703    $    194,881  $   (379,633) $   (140,414)  $  1,187,885
   Net realized gains (losses)                    4,071,566       4,514,373     6,554,518     1,302,557      4,835,195
   Change in net unrealized appreciation
      (depreciation) of investments             (26,807,278)    (18,037,143)  (21,731,336)   (8,243,870)   (30,698,846)
                                               ------------    ------------  ------------  ------------   ------------
      Increase (decrease) in net assets from
         operations                             (22,058,009)    (13,327,889)  (15,556,451)   (7,081,727)   (24,675,766)
                                               ------------    ------------  ------------  ------------   ------------
From capital transactions:
   Net proceeds from units sold                     244,557         115,536       184,901       182,406        955,040
   Cost of units redeemed                        (5,725,380)     (4,540,780)   (4,524,835)   (3,007,202)   (17,800,027)
   Net transfers                                 (1,060,468)     (5,006,808)   (2,192,824)     (501,353)   (10,662,067)
   Contract maintenance charge                       (8,533)         (3,719)       (4,570)       (3,813)       (19,794)
                                               ------------    ------------  ------------  ------------   ------------
      Increase (decrease) in net assets from
         capital transactions                    (6,549,824)     (9,435,771)   (6,537,328)   (3,329,962)   (27,526,848)
                                               ------------    ------------  ------------  ------------   ------------
Increase (decrease) in net assets               (28,607,833)    (22,763,660)  (22,093,779)  (10,411,689)   (52,202,614)
Net assets at beginning of period                57,269,092      35,944,347    41,823,533    23,715,821    119,855,497
                                               ------------    ------------  ------------  ------------   ------------
Net assets at end of period                    $ 28,661,259    $ 13,180,687  $ 19,729,754  $ 13,304,132   $ 67,652,883
                                               ============    ============  ============  ============   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        16,544           6,925        16,285         8,236         35,678
   Units redeemed                                  (439,227)       (285,106)     (414,213)     (138,231)      (704,777)
   Units transferred                               (134,633)       (285,857)     (189,204)      (15,593)      (439,487)
                                               ------------    ------------  ------------  ------------   ------------
Increase (decrease) in units outstanding           (557,316)       (564,038)     (587,132)     (145,588)    (1,108,586)
Beginning units                                   3,499,414       1,818,911     3,098,296       937,193      4,204,979
                                               ------------    ------------  ------------  ------------   ------------
Ending units                                      2,942,098       1,254,873     2,511,164       791,605      3,096,393
                                               ============    ============  ============  ============   ============

                                                                              Small &
                                                                                Mid
                                                  Mid-Cap        Real           Cap                     Telecom
                                                   Growth       Estate         Value      Technology    Utility
                                                 Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                               ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (459,640) $    233,839  $   (441,803) $   (83,600) $    27,157
   Net realized gains (losses)                    1,098,017     1,063,306     2,914,181     (336,301)     228,683
   Change in net unrealized appreciation
      (depreciation) of investments             (16,612,655)  (10,294,789)  (16,679,055)  (3,279,461)  (2,437,591)
                                               ------------  ------------  ------------  -----------  -----------
      Increase (decrease) in net assets from
         operations                             (15,974,278)   (8,997,644)  (14,206,677)  (3,699,362)  (2,181,751)
                                               ------------  ------------  ------------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                     202,373       106,268       190,441       23,316       55,175
   Cost of units redeemed                        (4,351,531)   (3,311,049)   (5,307,413)  (1,073,377)  (1,023,427)
   Net transfers                                 (1,954,255)   (2,329,605)   (2,460,604)    (702,339)     711,290
   Contract maintenance charge                       (6,850)       (3,855)       (6,040)      (1,485)      (1,026)
                                               ------------  ------------  ------------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                    (6,110,263)   (5,538,241)   (7,583,616)  (1,753,885)    (257,988)
                                               ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets               (22,084,541)  (14,535,885)  (21,790,293)  (5,453,247)  (2,439,739)
Net assets at beginning of period                40,461,275    24,726,909    44,841,243    8,221,130    5,342,993
                                               ------------  ------------  ------------  -----------  -----------
Net assets at end of period                    $ 18,376,734  $ 10,191,024  $ 23,050,950  $ 2,767,883  $ 2,903,254
                                               ============  ============  ============  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        18,917         4,590        11,037       10,082        3,449
   Units redeemed                                  (436,408)     (150,278)     (329,285)    (502,992)     (68,076)
   Units transferred                               (186,411)      (92,128)     (157,930)    (369,113)      30,197
                                               ------------  ------------  ------------  -----------  -----------
Increase (decrease) in units outstanding           (603,902)     (237,816)     (476,178)    (862,023)     (34,430)
Beginning units                                   3,266,960       940,405     2,435,210    2,882,621      299,160
                                               ------------  ------------  ------------  -----------  -----------
Ending units                                      2,663,058       702,589     1,959,032    2,020,598      264,730
                                               ============  ============  ============  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                                                           American      American
                                                                                             Funds         Funds
                                                  Total                                      Asset        Global
                                                  Return     Aggressive     Alliance      Allocation      Growth
                                                   Bond         Growth       Growth          SAST          SAST
                                                Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                                (Class 2)     (Class 3)     (Class 3)      (Class 3)     (Class 3)
                                               -----------  ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   226,649  $   (170,336) $  (2,887,937) $    (91,039) $   (218,817)
   Net realized gains (losses)                      71,637      (665,839)     1,801,163      (516,248)       (8,669)
   Change in net unrealized appreciation
      (depreciation) of investments                133,904    (8,740,591)   (91,871,916)  (10,120,319)  (42,364,717)
                                               -----------  ------------  -------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                                432,190    (9,576,766)   (92,958,690)  (10,727,606)  (42,592,203)
                                               -----------  ------------  -------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                     28,241     1,087,555      2,295,242    15,275,236    38,329,761
   Cost of units redeemed                       (1,315,238)   (1,483,834)   (20,103,557)   (1,397,001)   (3,340,200)
   Net transfers                                 5,979,243      (711,317)    (8,306,636)    8,202,085    29,100,845
   Contract maintenance charge                      (1,331)       (3,747)       (40,738)       (2,732)       (9,364)
                                               -----------  ------------  -------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                    4,690,915    (1,111,343)   (26,155,689)   22,077,588    64,081,042
                                               -----------  ------------  -------------  ------------  ------------
Increase (decrease) in net assets                5,123,105   (10,688,109)  (119,114,379)   11,349,982    21,488,839
Net assets at beginning of period                6,851,081    19,120,314    242,549,984    17,992,072    62,382,919
                                               -----------  ------------  -------------  ------------  ------------
Net assets at end of period                    $11,974,186  $  8,432,205  $ 123,435,605  $ 29,342,054  $ 83,871,758
                                               ===========  ============  =============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        1,305        72,479         79,069     1,506,501     3,620,651
   Units redeemed                                  (60,537)     (115,762)      (695,004)     (150,360)     (359,846)
   Units transferred                               275,116       (11,813)      (213,493)      871,977     3,041,799
                                               -----------  ------------  -------------  ------------  ------------
Increase (decrease) in units outstanding           215,884       (55,096)      (829,428)    2,228,118     6,302,604
Beginning units                                    311,578     1,132,730      6,743,033     1,635,158     5,142,687
                                               -----------  ------------  -------------  ------------  ------------
Ending units                                       527,462     1,077,634      5,913,605     3,863,276    11,445,291
                                               ===========  ============  =============  ============  ============


                                                 American       American
                                                   Funds         Funds                        Blue
                                                  Growth      Growth-Income                  Chip         Capital
                                                   SAST          SAST          Balanced      Growth       Growth
                                                 Portfolio     Portfolio      Portfolio    Portfolio     Portfolio
                                                 (Class 3)     (Class 3)      (Class 3)    (Class 3)     (Class 3)
                                               ------------  --------------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (1,153,570)  $   (722,101)  $   252,586  $  (186,670) $   (750,089)
   Net realized gains (losses)                       (2,027)      (588,252)     (319,593)      82,228      (853,068)
   Change in net unrealized appreciation
      (depreciation) of investments             (63,774,906)   (53,569,869)   (4,901,376)  (6,232,263)  (26,331,312)
                                               ------------   ------------   -----------  -----------  ------------
      Increase (decrease) in net assets from
         operations                             (64,930,503)   (54,880,222)   (4,968,383)  (6,336,705)  (27,934,469)
                                               ------------   ------------   -----------  -----------  ------------
From capital transactions:
   Net proceeds from units sold                  44,308,788     46,074,872     1,422,980    1,051,388    13,318,245
   Cost of units redeemed                        (4,985,089)    (4,948,403)   (2,729,007)  (1,401,085)   (2,615,875)
   Net transfers                                 41,183,401     40,965,694     1,331,435     (889,235)   21,126,055
   Contract maintenance charge                      (13,910)       (12,648)       (3,459)      (2,677)       (6,137)
                                               ------------   ------------   -----------  -----------  ------------
      Increase (decrease) in net assets from
         capital transactions                    80,493,190     82,079,515        21,949   (1,241,609)   31,822,288
                                               ------------   ------------   -----------  -----------  ------------
Increase (decrease) in net assets                15,562,687     27,199,293    (4,946,434)  (7,578,314)    3,887,819
Net assets at beginning of period                84,729,982     81,260,540    17,414,478   16,543,909    36,234,272
                                               ------------   ------------   -----------  -----------  ------------
Net assets at end of period                    $100,292,669   $108,459,833   $12,468,044  $ 8,965,595  $ 40,122,091
                                               ============   ============   ===========  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     4,271,873      4,772,984       101,372      145,736     1,570,220
   Units redeemed                                  (557,162)      (576,169)     (190,323)    (234,615)     (378,802)
   Units transferred                              4,627,670      4,697,620        85,486     (156,989)    2,958,819
                                               ------------   ------------   -----------  -----------  ------------
Increase (decrease) in units outstanding          8,342,381      8,894,435        (3,465)    (245,868)    4,150,237
Beginning units                                   7,222,806      7,486,135     1,045,325    2,340,254     4,001,416
                                               ------------   ------------   -----------  -----------  ------------
Ending units                                     15,565,187     16,380,570     1,041,860    2,094,386     8,151,653
                                               ============   ============   ===========  ===========  ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008
                                  (continued)

                                                                                  Davis
                                                    Cash        Corporate       Venture       "Dogs" of     Emerging
                                                 Management        Bond          Value       Wall Street     Markets
                                                 Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                                 (Class 3)      (Class 3)      (Class 3)      (Class 3)     (Class 3)
                                               -------------  -------------  -------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   6,394,341  $  10,911,314  $  (1,201,835) $    201,268  $    (189,341)
   Net realized gains (losses)                    (1,878,493)    (7,646,680)    78,510,769     1,350,507     41,379,906
   Change in net unrealized appreciation
      (depreciation) of investments               (6,551,720)   (45,134,895)  (335,195,226)   (6,188,642)  (142,166,051)
                                               -------------  -------------  -------------  ------------  -------------
      Increase (decrease) in net assets from
         operations                               (2,035,872)   (41,870,261)  (257,886,292)   (4,636,867)  (100,975,486)
                                               -------------  -------------  -------------  ------------  -------------
From capital transactions:
   Net proceeds from units sold                   40,729,395     59,741,406     39,726,798       906,537     21,215,101
   Cost of units redeemed                       (169,326,470)   (42,118,045)   (57,058,339)   (2,695,807)   (11,872,096)
   Net transfers                                 269,467,465      1,243,970    (10,025,798)        8,740     16,826,877
   Contract maintenance charge                       (48,345)       (59,334)      (105,113)       (2,900)       (20,041)
                                               -------------  -------------  -------------  ------------  -------------
      Increase (decrease) in net assets from
         capital transactions                    140,822,045     18,807,997    (27,462,452)   (1,783,430)    26,149,841
                                               -------------  -------------  -------------  ------------  -------------
Increase (decrease) in net assets                138,786,173    (23,062,264)  (285,348,744)   (6,420,297)   (74,825,645)
Net assets at beginning of period                229,635,212    367,171,144    679,538,448    17,644,260    160,604,624
                                               -------------  -------------  -------------  ------------  -------------
Net assets at end of period                    $ 368,421,385  $ 344,108,880  $ 394,189,704  $ 11,223,963  $  85,778,979
                                               =============  =============  =============  ============  =============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      3,133,077      3,595,401      1,429,896        81,289      1,020,121
   Units redeemed                                (12,579,293)    (2,429,033)    (1,776,853)     (251,630)      (623,281)
   Units transferred                              19,966,133       (121,319)       (22,640)        5,702      1,292,762
                                               -------------  -------------  -------------  ------------  -------------
Increase (decrease) in units outstanding          10,519,917      1,045,049       (369,597)     (164,639)     1,689,602
Beginning units                                   17,016,940     20,321,908     17,320,915     1,426,345      6,169,271
                                               -------------  -------------  -------------  ------------  -------------
Ending units                                      27,536,857     21,366,957     16,951,318     1,261,706      7,858,873
                                               =============  =============  =============  ============  =============


                                                   Equity        Foreign      Fundamental     Global         Global
                                               Opportunities      Value          Growth        Bond         Equities
                                                 Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
                                                 (Class 3)      (Class 3)      (Class 3)     (Class 3)      (Class 3)
                                               -------------  -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (198,158)  $   4,148,618  $ (1,212,298) $  1,903,284   $     68,663
   Net realized gains (losses)                    5,550,185      38,163,674    (1,042,729)    2,976,669      1,130,306
   Change in net unrealized appreciation
      (depreciation) of investments             (26,545,553)   (224,650,111)  (42,558,760)   (2,934,897)   (15,850,232)
                                               ------------   -------------  ------------  ------------   ------------
      Increase (decrease) in net assets from
         operations                             (21,193,526)   (182,337,819)  (44,813,787)    1,945,056    (14,651,263)
                                               ------------   -------------  ------------  ------------   ------------
From capital transactions:
   Net proceeds from units sold                     944,135      34,806,817    22,484,015    20,129,349      2,811,446
   Cost of units redeemed                        (7,106,973)    (45,719,982)   (4,397,169)  (13,550,194)    (3,449,564)
   Net transfers                                 (1,419,852)        108,425    35,025,622    24,657,550     (2,520,640)
   Contract maintenance charge                       (7,926)        (72,909)       (9,725)      (13,207)        (3,707)
                                               ------------   -------------  ------------  ------------   ------------
      Increase (decrease) in net assets from
         capital transactions                    (7,590,616)    (10,877,649)   53,102,743    31,223,498     (3,162,465)
                                               ------------   -------------  ------------  ------------   ------------
Increase (decrease) in net assets               (28,784,142)   (193,215,468)    8,288,956    33,168,554    (17,813,728)
Net assets at beginning of period                59,257,669     443,691,315    57,223,390    78,731,321     35,551,355
                                               ------------   -------------  ------------  ------------   ------------
Net assets at end of period                    $ 30,473,527   $ 250,475,847  $ 65,512,346  $111,899,875   $ 17,737,627
                                               ============   =============  ============  ============   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        54,399       2,030,337     1,306,284     1,108,970        147,400
   Units redeemed                                  (431,111)     (2,603,311)     (282,784)     (705,553)      (167,521)
   Units transferred                                (57,477)        218,875     2,229,471     1,199,509        (97,174)
                                               ------------   -------------  ------------  ------------   ------------
Increase (decrease) in units outstanding           (434,189)       (354,099)    3,252,971     1,602,926       (117,295)
Beginning units                                   2,944,793      19,952,046     2,780,518     4,114,757      1,384,670
                                               ------------   -------------  ------------  ------------   ------------
Ending units                                      2,510,604      19,597,947     6,033,489     5,717,683      1,267,375
                                               ============   =============  ============  ============   ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                                                          International
                                                                                           International     Growth
                                                   Growth                     High-Yield    Diversified        and
                                               Opportunities  Growth-Income      Bond        Equities         Income
                                                 Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
                                                 (Class 3)      (Class 3)      (Class 3)     (Class 3)      (Class 3)
                                               -------------  -------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (683,524)  $   (163,556)  $  5,866,115  $   4,235,693  $   2,927,873
   Net realized gains (losses)                      407,380      2,458,078     (4,170,057)    12,573,356     21,950,412
   Change in net unrealized appreciation
     (depreciation) of investments              (20,351,911)   (12,377,762)   (25,852,705)  (153,238,366)  (154,104,025)
                                               ------------   ------------   ------------  -------------  -------------
      Increase (decrease) in net assets from
         operations                             (20,628,055)   (10,083,240)   (24,156,647)  (136,429,317)  (129,225,740)
                                               ------------   ------------   ------------  -------------  -------------
From capital transactions:
   Net proceeds from units sold                  13,584,796      1,332,702      6,169,731     22,360,352     49,264,006
   Cost of units redeemed                        (3,137,892)    (2,303,007)    (9,332,708)   (30,630,588)   (16,086,374)
   Net transfers                                  3,695,083     (2,484,543)    (2,538,159)    11,548,839     46,119,712
   Contract maintenance charge                       (6,707)        (3,506)       (10,267)       (55,216)       (30,565)
                                               ------------   ------------   ------------  -------------  -------------
      Increase (decrease) in net assets from
         capital transactions                    14,135,280     (3,458,354)    (5,711,403)     3,223,387     79,266,779
                                               ------------   ------------   ------------  -------------  -------------
Increase (decrease) in net assets                (6,492,775)   (13,541,594)   (29,868,050)  (133,205,930)   (49,958,961)
Net assets at beginning of period                47,992,334     25,653,329     82,455,078    324,999,091    224,074,458
                                               ------------   ------------   ------------  -------------  -------------
Net assets at end of period                    $ 41,499,559   $ 12,111,735   $ 52,587,028  $ 191,793,161  $ 174,115,497
                                               ============   ============   ============  =============  =============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     2,282,523         63,987        349,137      1,600,419      3,173,870
   Units redeemed                                  (593,496)       (86,902)      (504,313)    (2,385,296)    (1,086,236)
   Units transferred                                839,836        (77,700)        39,041        773,318      3,654,302
                                               ------------   ------------   ------------  -------------  -------------
Increase (decrease) in units outstanding          2,528,863       (100,615)      (116,135)       (11,559)     5,741,936
Beginning units                                   7,169,085        764,969      4,009,189     20,035,958     11,611,168
                                               ------------   ------------   ------------  -------------  -------------
Ending units                                      9,697,948        664,354      3,893,054     20,024,399     17,353,104
                                               ============   ============   ============  =============  =============

                                                                  MFS
                                                  Marsico    Massachusetts      MFS
                                                  Focused      Investors        Total         Mid-Cap        Real
                                                  Growth         Trust         Return         Growth        Estate
                                                 Portfolio     Portfolio      Portfolio      Portfolio     Portfolio
                                                 (Class 3)     (Class 3)      (Class 3)      (Class 3)     (Class 3)
                                               ------------  -------------  -------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (522,655) $   (358,873)  $   3,348,115  $ (1,152,610)  $  2,125,141
   Net realized gains (losses)                    6,297,212     1,402,263       5,548,519       815,349      9,595,533
   Change in net unrealized appreciation
     (depreciation) of investments              (25,380,969)  (23,268,007)    (80,093,225)  (39,029,893)   (81,482,006)
                                               ------------  ------------   -------------  ------------   ------------
      Increase (decrease) in net assets from
         operations                             (19,606,412)  (22,224,617)    (71,196,591)  (39,367,154)   (69,761,332)
                                               ------------  ------------   -------------  ------------   ------------
From capital transactions:
   Net proceeds from units sold                   3,014,852    19,775,706       9,374,843     6,047,272     26,847,057
   Cost of units redeemed                        (3,132,847)   (6,882,192)    (34,533,220)   (9,130,812)   (10,891,881)
   Net transfers                                 (1,442,972)   10,352,893     (28,966,508)    1,153,970     20,416,366
   Contract maintenance charge                       (5,092)       (8,725)        (48,610)      (15,361)       (21,801)
                                               ------------  ------------   -------------  ------------   ------------
      Increase (decrease) in net assets from
         capital transactions                    (1,566,059)   23,237,682     (54,173,495)   (1,944,931)    36,349,741
                                               ------------  ------------   -------------  ------------   ------------
Increase (decrease) in net assets               (21,172,471)    1,013,065    (125,370,086)  (41,312,085)   (33,411,591)
Net assets at beginning of period                46,728,274    53,356,709     326,148,107    90,444,749    136,407,759
                                               ------------  ------------   -------------  ------------   ------------
Net assets at end of period                    $ 25,555,803  $ 54,369,774   $ 200,778,021  $ 49,132,664   $102,996,168
                                               ============  ============   =============  ============   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       262,269     1,000,517         430,849       549,399      1,355,959
   Units redeemed                                  (301,926)     (323,816)     (1,394,362)     (929,265)      (507,552)
   Units transferred                               (159,228)      608,271      (1,212,710)      208,370      1,525,378
                                               ------------  ------------   -------------  ------------   ------------
Increase (decrease) in units outstanding           (198,885)    1,284,972      (2,176,223)     (171,496)     2,373,785
Beginning units                                   3,487,654     2,125,436      11,567,461     7,347,399      5,359,753
                                               ------------  ------------   -------------  ------------   ------------
Ending units                                      3,288,769     3,410,408       9,391,238     7,175,903      7,733,538
                                               ============  ============   =============  ============   ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                   Small
                                                     &
                                                    Mid           Small                                   Total
                                                    Cap          Company                    Telecom      Return
                                                   Value          Value      Technology     Utility       Bond
                                                 Portfolio      Portfolio     Portfolio    Portfolio    Portfolio
                                                 (Class 3)      (Class 3)     (Class 3)    (Class 3)    (Class 3)
                                               -------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (3,938,967) $   (964,596) $   (287,036) $    75,405  $ 1,679,591
   Net realized gains (losses)                    19,623,167    (1,308,976)     (741,843)    (582,278)      25,730
   Change in net unrealized appreciation
     (depreciation) of investments              (138,394,079)  (27,571,098)  (11,120,018)  (3,496,900)   2,172,334
                                               -------------  ------------  ------------  -----------  -----------
      Increase (decrease) in net assets from
         operations                             (122,709,879)  (29,844,670)  (12,148,897)  (4,003,773)   3,877,655
                                               -------------  ------------  ------------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                   47,675,872    19,418,939     1,305,642    2,092,857   42,899,686
   Cost of units redeemed                        (32,401,702)   (3,959,515)   (2,160,058)    (492,792)  (2,842,941)
   Net transfers                                  23,292,769    13,426,235     2,019,462    2,284,852   33,262,951
   Contract maintenance charge                       (53,134)      (10,070)       (3,606)      (1,194)      (1,335)
                                               -------------  ------------  ------------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                     38,513,805    28,875,589     1,161,440    3,883,723   73,318,361
                                               -------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets                (84,196,074)     (969,081)  (10,987,457)    (120,050)  77,196,016
Net assets at beginning of period                311,186,779    64,473,065    22,360,904    6,686,022    3,467,341
                                               -------------  ------------  ------------  -----------  -----------
Net assets at end of period                    $ 226,990,705  $ 63,503,984  $ 11,373,447  $ 6,565,972  $80,663,357
                                               =============  ============  ============  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      3,020,487     2,216,060       521,754      134,506    2,217,191
   Units redeemed                                 (2,039,643)     (502,231)   (1,077,868)     (37,795)    (136,697)
   Units transferred                               1,795,650     1,831,837     1,005,390      135,913    1,674,125
                                               -------------  ------------  ------------  -----------  -----------
Increase (decrease) in units outstanding           2,776,494     3,545,666       449,276      232,624    3,754,619
Beginning units                                   17,135,184     6,940,031     7,848,598      377,107      165,673
                                               -------------  ------------  ------------  -----------  -----------
Ending units                                      19,911,678    10,485,697     8,297,874      609,731    3,920,292
                                               =============  ============  ============  ===========  ===========



                                                                               Growth
                                                  Capital                       and         Diversified      Equity
                                                  Growth        Comstock       Income      International     Income
                                                 Portfolio     Portfolio      Portfolio       Account        Account
                                                (Class II)     (Class II)     (Class II)     (Class 1)      (Class 1)
                                               ------------  -------------  -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (282,648) $   1,788,931  $   1,008,715   $    16,104   $    498,829
   Net realized gains (losses)                      363,907      6,916,660     12,453,969       117,497      2,935,637
   Change in net unrealized appreciation
     (depreciation) of investments              (12,650,261)  (123,763,344)  (195,200,272)   (2,598,161)   (21,705,029)
                                               ------------  -------------  -------------   ------------  ------------
      Increase (decrease) in net assets from
         operations                             (12,569,002)  (115,057,753)  (181,737,588)   (2,464,560)   (18,270,563)
                                               ------------  -------------  -------------   ------------  ------------
From capital transactions:
   Net proceeds from units sold                     446,669     23,195,327     54,700,004        35,399         66,981
   Cost of units redeemed                        (3,149,282)   (40,493,660)   (57,859,361)     (651,923)    (7,945,305)
   Net transfers                                 (1,137,924)    (6,000,526)     7,049,135      (336,717)    (7,453,163)
   Contract maintenance charge                       (6,077)       (79,010)      (109,526)         (545)        (8,778)
                                               ------------  -------------  -------------   ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                    (3,846,614)   (23,377,869)     3,780,252      (953,786)   (15,340,265)
                                               ------------  -------------  -------------   ------------  ------------
Increase (decrease) in net assets               (16,415,616)  (138,435,622)  (177,957,336)   (3,418,346)   (33,610,828)
Net assets at beginning of period                28,034,658    331,165,533    537,318,833     5,628,012     61,774,881
                                               ------------  -------------  -------------   ------------  ------------
Net assets at end of period                    $ 11,619,042  $ 192,729,911  $ 359,361,497   $ 2,209,666   $ 28,164,053
                                               ============  =============  =============   ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        46,165      2,091,469      4,189,049         6,004          7,048
   Units redeemed                                  (353,753)    (3,593,483)    (4,460,688)     (104,778)      (883,232)
   Units transferred                               (125,347)      (334,004)       631,680       (64,792)      (824,676)
                                               ------------  -------------  -------------   ------------  ------------
Increase (decrease) in units outstanding           (432,935)    (1,836,018)       360,041      (163,566)    (1,700,860)
Beginning units                                   2,506,101     24,395,107     34,758,550       629,741      5,671,344
                                               ------------  -------------  -------------   ------------  ------------
Ending units                                      2,073,166     22,559,089     35,118,591       466,175      3,970,484
                                               ============  =============  =============   ============  ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                              LargeCap
                                                               Blend       LargeCap      MidCap       Money
                                                  Income      Account       Growth       Stock        Market
                                                 Account        II         Account      Account      Account
                                                (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                               -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   945,663  $    (5,011) $   (13,671) $    12,119  $    81,219
   Net realized gains (losses)                    (581,377)   2,071,535      103,794      826,276            0
   Change in net unrealized appreciation
      (depreciation) of investments             (1,155,930)  (5,104,834)    (822,052)  (2,443,616)           0
                                               -----------  -----------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                               (791,644)  (3,038,310)    (731,929)  (1,605,221)      81,219
                                               -----------  -----------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                     46,667       30,545       24,647       30,550        3,497
   Cost of units redeemed                       (2,385,513)    (883,891)    (365,600)    (686,530)  (7,145,742)
   Net transfers                                (1,831,713)    (941,283)    (132,458)    (643,521)  16,485,343
   Contract maintenance charge                      (2,415)      (1,633)        (548)        (883)      (2,770)
                                               -----------  -----------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (4,172,974)  (1,796,262)    (473,959)  (1,300,384)   9,340,328
                                               -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets               (4,964,618)  (4,834,572)  (1,205,888)  (2,905,605)   9,421,547
Net assets at beginning of period               16,563,551    8,977,720    1,930,855    6,145,928    4,361,036
                                               -----------  -----------  -----------  -----------  -----------
Net assets at end of period                    $11,598,933  $ 4,143,148  $   724,967  $ 3,240,323  $13,782,583
                                               ===========  ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        6,152        6,819        3,985        4,752          565
   Units redeemed                                 (321,407)    (161,818)     (53,997)     (79,448)  (1,154,427)
   Units transferred                              (260,233)    (168,353)     (22,513)     (76,131)   2,662,995
                                               -----------  -----------  -----------  -----------  -----------
Increase (decrease) in units outstanding          (575,488)    (323,352)     (72,525)    (150,827)   1,509,133
Beginning units                                  2,184,680    1,226,426      220,373      627,552      709,149
                                               -----------  -----------  -----------  -----------  -----------
Ending units                                     1,609,192      903,074      147,848      476,725    2,218,282
                                               ===========  ===========  ===========  ===========  ===========

                                                               Real                       SAM           SAM
                                                 Mortgage     Estate        SAM       Conservative  Conservative
                                                Securities  Securities    Balanced      Balanced       Growth
                                                 Account      Account     Portfolio     Portfolio     Portfolio
                                                (Class 1)   (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                               -----------  ----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   444,512  $    9,629  $  4,085,995  $   374,964   $  1,496,699
   Net realized gains (losses)                    (178,295)   (149,875)   19,391,289      891,466      8,310,997
   Change in net unrealized appreciation
      (depreciation) of investments                (10,258)   (237,849)  (67,841,688)  (4,464,489)   (32,863,665)
                                               -----------  ----------  ------------  -----------   ------------
      Increase (decrease) in net assets from
         operations                                255,959    (378,095)  (44,364,404)  (3,198,059)   (23,055,969)
                                               -----------  ----------  ------------  -----------   ------------
From capital transactions:
   Net proceeds from units sold                      8,982           0       887,846       10,739        255,902
   Cost of units redeemed                       (2,612,804)   (100,165)  (22,853,648)  (4,691,251)    (8,707,857)
   Net transfers                                    42,322    (185,529)  (15,934,532)     323,194    (10,748,647)
   Contract maintenance charge                      (2,732)       (245)      (29,563)      (2,311)       (13,984)
                                               -----------  ----------  ------------  -----------   ------------
      Increase (decrease) in net assets from
         capital transactions                   (2,564,232)   (285,939)  (37,929,897)  (4,359,629)   (19,214,586)
                                               -----------  ----------  ------------  -----------   ------------
Increase (decrease) in net assets               (2,308,273)   (664,034)  (82,294,301)  (7,557,688)   (42,270,555)
Net assets at beginning of period                9,413,525   1,320,025   180,098,979   17,067,252     78,329,330
                                               -----------  ----------  ------------  -----------   ------------
Net assets at end of period                    $ 7,105,252  $  655,991  $ 97,804,678  $ 9,509,564   $ 36,058,775
                                               ===========  ==========  ============  ===========   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        1,227           0        92,534        1,450         22,866
   Units redeemed                                 (364,954)     (6,457)   (2,447,266)    (698,326)      (917,674)
   Units transferred                                 5,547     (12,674)   (1,859,964)      31,512     (1,137,862)
                                               -----------  ----------  ------------  -----------   ------------
Increase (decrease) in units outstanding          (358,180)    (19,131)   (4,214,696)    (665,364)    (2,032,670)
Beginning units                                  1,339,113      76,782    16,625,660    2,217,123      6,750,665
                                               -----------  ----------  ------------  -----------   ------------
Ending units                                       980,933      57,651    12,410,964    1,551,759      4,717,995
                                               ===========  ==========  ============  ===========   ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                    SAM           SAM                    SmallCap    SmallCap
                                                 Flexible      Strategic   Short-Term     Growth      Value
                                                  Income        Growth       Income      Account     Account
                                                 Portfolio     Portfolio     Account        II          I
                                                 (Class 1)     (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                               ------------  ------------  ----------  -----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  1,629,194  $    446,637  $   53,175  $   (16,834) $  (1,133)
   Net realized gains (losses)                    1,266,884     3,351,886     (56,570)       8,023    (29,408)
   Change in net unrealized appreciation
      (depreciation) of investments              (7,571,238)  (12,186,898)    (57,648)    (551,009)   (69,657)
                                               ------------  ------------  ----------  -----------  ---------
      Increase (decrease) in net assets from
         operations                              (4,675,160)   (8,388,375)    (61,043)    (559,820)  (100,198)
                                               ------------  ------------  ----------  -----------  ---------
From capital transactions:
   Net proceeds from units sold                     115,898        51,209      10,201       23,173          0
   Cost of units redeemed                        (6,807,800)   (2,266,143)   (698,547)    (328,861)   (21,126)
   Net transfers                                    454,603    (1,817,456)    386,431     (224,732)    18,279
   Contract maintenance charge                       (6,228)       (5,349)       (753)        (361)       (95)
                                               ------------  ------------  ----------  -----------  ---------
      Increase (decrease) in net assets from
         capital transactions                    (6,243,527)   (4,037,739)   (302,668)    (530,781)    (2,942)
                                               ------------  ------------  ----------  -----------  ---------
Increase (decrease) in net assets               (10,918,687)  (12,426,114)   (363,711)  (1,090,601)  (103,140)
Net assets at beginning of period                31,624,757    24,091,224   3,299,420    1,683,650    314,434
                                               ------------  ------------  ----------  -----------  ---------
Net assets at end of period                    $ 20,706,070  $ 11,665,110  $2,935,709  $   593,049  $ 211,294
                                               ============  ============  ==========  ===========  =========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        13,558         4,509       1,476        5,853          0
   Units redeemed                                  (870,977)     (221,918)   (100,657)     (60,511)    (2,429)
   Units transferred                                 15,850      (186,637)     55,470      (38,240)     2,490
                                               ------------  ------------  ----------  -----------  ---------
Increase (decrease) in units outstanding           (841,569)     (404,046)    (43,711)     (92,898)        61
Beginning units                                   3,665,557     1,880,387     482,012      237,191     31,791
                                               ------------  ------------  ----------  -----------  ---------
Ending units                                      2,823,988     1,476,341     438,301      144,293     31,852
                                               ============  ============  ==========  ===========  =========

                                                   West                                                  LargeCap
                                                   Coast      Diversified      Equity                     Blend
                                                  Equity     International     Income        Income      Account
                                                  Account       Account        Account      Account         II
                                                 (Class 1)     (Class 2)      (Class 2)    (Class 2)    (Class 2)
                                               ------------  -------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    (72,729)  $     2,237   $    294,560  $   606,645  $    (5,501)
   Net realized gains (losses)                    2,799,206      (577,915)     1,145,811     (537,559)     224,689
   Change in net unrealized appreciation
      (depreciation) of investments             (12,308,353)   (1,523,020)   (17,454,515)    (620,630)    (845,785)
                                               ------------   -----------   ------------  -----------  -----------
      Increase (decrease) in net assets from
         operations                              (9,581,876)   (2,098,698)   (16,014,144)    (551,544)    (626,597)
                                               ------------   -----------   ------------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                      55,772             0        223,703            0            0
   Cost of units redeemed                        (3,560,813)     (756,093)    (9,147,871)  (3,297,939)    (724,426)
   Net transfers                                 (2,636,827)   (2,234,313)    (6,891,298)  (1,373,889)    (344,729)
   Contract maintenance charge                       (5,149)         (578)        (9,623)      (3,312)        (701)
                                               ------------   -----------   ------------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                    (6,147,017)   (2,990,984)   (15,825,089)  (4,675,140)  (1,069,856)
                                               ------------   -----------   ------------  -----------  -----------
Increase (decrease) in net assets               (15,728,893)   (5,089,682)   (31,839,233)  (5,226,684)  (1,696,453)
Net assets at beginning of period                31,761,327     6,457,706     54,513,329   12,685,604    2,377,024
                                               ------------   -----------   ------------  -----------  -----------
Net assets at end of period                    $ 16,032,434   $ 1,368,024   $ 22,674,096  $ 7,458,920  $   680,571
                                               ============   ===========   ============  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         4,575             0         22,082            0            0
   Units redeemed                                  (312,229)     (111,909)    (1,053,338)    (454,010)    (117,232)
   Units transferred                               (237,584)     (329,658)      (807,224)    (192,363)     (63,086)
                                               ------------   -----------   ------------  -----------  -----------
Increase (decrease) in units outstanding           (545,238)     (441,567)    (1,838,480)    (646,373)    (180,318)
Beginning units                                   2,356,937       737,486      5,151,304    1,705,116      332,804
                                               ------------   -----------   ------------  -----------  -----------
Ending units                                      1,811,699       295,919      3,312,824    1,058,743      152,486
                                               ============   ===========   ============  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                                                         Real
                                                 LargeCap       MidCap         Money       Mortgage     Estate
                                                  Growth         Stock        Market      Securities  Securities
                                                  Account       Account       Account       Account     Account
                                                 (Class 2)     (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                               ------------  ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $ (10,057)   $    (2,337)  $     54,682  $   121,313  $    6,485
   Net realized gains (losses)                     38,206          9,100              0      (70,251)   (311,125)
   Change in net unrealized appreciation
      (depreciation) of investments              (404,092)      (467,583)             0       18,965      (6,113)
                                                ---------    -----------   ------------  -----------  ----------
      Increase (decrease) in net assets from
         operations                              (375,943)      (460,820)        54,682       70,027    (310,753)
                                                ---------    -----------   ------------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                     1,954              0         26,937            0           0
   Cost of units redeemed                        (222,499)      (527,295)   (20,817,661)  (1,427,513)   (396,276)
   Net transfers                                  (31,899)      (542,598)    30,602,670      124,632    (124,652)
   Contract maintenance charge                       (258)          (601)        (3,668)      (2,244)       (431)
                                                ---------    -----------   ------------  -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                    (252,702)    (1,070,494)     9,808,278   (1,305,125)   (521,359)
                                                ---------    -----------   ------------  -----------  ----------
Increase (decrease) in net assets                (628,645)    (1,531,314)     9,862,960   (1,235,098)   (832,112)
Net assets at beginning of period                 994,535      2,325,422      4,437,007    3,301,862   1,379,040
                                                ---------    -----------   ------------  -----------  ----------
Net assets at end of period                     $ 365,890    $   794,108   $ 14,299,967  $ 2,066,764  $  546,928
                                                =========    ===========   ============  ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         413              0          4,456            0           0
   Units redeemed                                 (32,528)       (63,308)    (3,453,244)    (206,795)    (23,663)
   Units transferred                               (7,424)       (60,096)     5,075,189       17,967      (8,404)
                                                ---------    -----------   ------------  -----------  ----------
Increase (decrease) in units outstanding          (39,539)      (123,404)     1,626,401     (188,828)    (32,067)
Beginning units                                   115,826        243,804        741,511      482,789      80,463
                                                ---------    -----------   ------------  -----------  ----------
Ending units                                       76,287        120,400      2,367,912      293,961      48,396
                                                =========    ===========   ============  ===========  ==========

                                                                  SAM           SAM           SAM           SAM
                                                    SAM      Conservative  Conservative    Flexible      Strategic
                                                 Balanced      Balanced       Growth        Income        Growth
                                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                               ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  2,673,465  $   335,611   $  1,129,354  $  1,762,739  $    461,210
   Net realized gains (losses)                   15,631,643      682,790      6,325,692       463,672     3,772,591
   Change in net unrealized appreciation
      (depreciation) of investments             (50,850,570)  (4,365,794)   (27,707,522)   (7,393,472)  (14,873,847)
                                               ------------  -----------   ------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                             (32,545,462)  (3,347,393)   (20,252,476)   (5,167,061)  (10,640,046)
                                               ------------  -----------   ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                   1,526,217            0        646,723       352,222       365,911
   Cost of units redeemed                       (32,274,955)  (5,928,818)   (13,232,273)  (17,175,766)   (2,616,143)
   Net transfers                                (13,060,729)    (209,103)    (4,016,543)   (2,936,274)   (2,812,044)
   Contract maintenance charge                      (27,136)      (4,177)       (13,196)      (11,880)       (5,980)
                                               ------------  -----------   ------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (43,836,603)  (6,142,098)   (16,615,289)  (19,771,698)   (5,068,256)
                                               ------------  -----------   ------------  ------------  ------------
Increase (decrease) in net assets               (76,382,065)  (9,489,491)   (36,867,765)  (24,938,759)  (15,708,302)
Net assets at beginning of period               145,477,816   19,251,280     68,797,689    44,239,577    30,798,767
                                               ------------  -----------   ------------  ------------  ------------
Net assets at end of period                    $ 69,095,751  $ 9,761,789   $ 31,929,924  $ 19,300,818  $ 15,090,465
                                               ============  ===========   ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       155,928            0         62,006        42,918        32,657
   Units redeemed                                (3,404,368)    (872,261)    (1,385,070)   (2,169,612)     (252,343)
   Units transferred                             (1,465,819)     (62,045)      (454,235)     (399,405)     (277,004)
                                               ------------  -----------   ------------  ------------  ------------
Increase (decrease) in units outstanding         (4,714,259)    (934,306)    (1,777,299)   (2,526,099)     (496,690)
Beginning units                                  13,691,041    2,523,507      6,063,870     5,221,520     2,459,318
                                               ------------  -----------   ------------  ------------  ------------
Ending units                                      8,976,782    1,589,201      4,286,571     2,695,421     1,962,628
                                               ============  ===========   ============  ============  ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)


                                                                                                  Columbia
                                                                                                    Asset
                                                              SmallCap   SmallCap      West      Allocation
                                                Short-Term     Growth     Value        Coast        Fund,
                                                  Income      Account    Account      Equity      Variable
                                                  Account        II         I         Account      Series
                                                 (Class 2)   (Class 2)  (Class 2)    (Class 2)    (Class A)
                                               ------------  ---------  ---------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    23,954   $  (8,434) $  (1,302) $    (57,743) $   20,157
   Net realized gains (losses)                     (65,345)     (5,471)   (44,385)    1,014,996      71,736
   Change in net unrealized appreciation
      (depreciation) of investments                 (8,315)   (250,113)   (13,206)   (4,109,067)   (457,094)
                                               -----------   ---------  ---------  ------------  ----------
      Increase (decrease) in net assets from
         operations                                (49,706)   (264,018)   (58,893)   (3,151,814)   (365,201)
                                               -----------   ---------  ---------  ------------  ----------
From capital transactions:
   Net proceeds from units sold                      2,909           0         95         6,350           0
   Cost of units redeemed                       (1,199,429)    (95,261)   (44,306)   (2,097,774)   (159,547)
   Net transfers                                   509,404    (108,848)   (24,105)   (1,914,073)    (57,398)
   Contract maintenance charge                      (1,114)       (123)       (77)       (2,385)       (287)
                                               -----------   ---------  ---------  ------------  ----------
      Increase (decrease) in net assets from
         capital transactions                     (688,230)   (204,232)   (68,393)   (4,007,882)   (217,232)
                                               -----------   ---------  ---------  ------------  ----------
Increase (decrease) in net assets                 (737,936)   (468,250)  (127,286)   (7,159,696)   (582,433)
Net assets at beginning of period                2,348,855     777,178    227,931    11,693,715   1,427,849
                                               -----------   ---------  ---------  ------------  ----------
Net assets at end of period                    $ 1,610,919   $ 308,928  $ 100,645  $  4,534,019  $  845,416
                                               ===========   =========  =========  ============  ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                          452           0         17           530           0
   Units redeemed                                 (177,264)    (18,032)    (4,999)     (187,340)    (15,130)
   Units transferred                                74,735     (17,025)    (2,931)     (176,768)     (3,805)
                                               -----------   ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding          (102,077)    (35,057)    (7,913)     (363,578)    (18,935)
Beginning units                                    347,912     112,150     23,212       892,878     117,403
                                               -----------   ---------  ---------  ------------  ----------
Ending units                                       245,835      77,093     15,299       529,300      98,468
                                               ===========   =========  =========  ============  ==========

                                                 Columbia     Columbia                   Columbia
                                                  Large        Small       Columbia       Marsico      Columbia
                                                   Cap        Company        High         Focused      Marsico
                                                  Value        Growth        Yield       Equities       Growth
                                                  Fund,        Fund,         Fund,         Fund,        Fund,
                                                 Variable     Variable     Variable      Variable      Variable
                                                  Series       Series       Series        Series        Series
                                                (Class A)    (Class A)     (Class A)     (Class A)    (Class A)
                                               -----------  -----------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    55,112  $   (50,917) $  2,087,562  $   (977,992) $   (70,802)
   Net realized gains (losses)                     697,335      370,274      (587,149)   11,429,975      372,517
   Change in net unrealized appreciation
      (depreciation) of investments             (3,562,967)  (1,925,232)   (7,712,160)  (43,702,692)  (3,131,840)
                                               -----------  -----------  ------------  ------------  -----------
      Increase (decrease) in net assets from
         operations                             (2,810,520)  (1,605,875)   (6,211,747)  (33,250,709)  (2,830,125)
                                               -----------  -----------  ------------  ------------  -----------
From capital transactions:
   Net proceeds from units sold                     52,874       21,538       430,397     2,166,824      101,188
   Cost of units redeemed                         (632,739)    (449,602)   (4,702,181)  (11,145,260)    (785,103)
   Net transfers                                  (305,338)     (25,381)   (1,549,306)     (440,344)    (366,241)
   Contract maintenance charge                        (854)        (339)       (3,521)       (9,269)        (802)
                                               -----------  -----------  ------------  ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                     (886,057)    (453,784)   (5,824,611)   (9,428,049)  (1,050,958)
                                               -----------  -----------  ------------  ------------  -----------
Increase (decrease) in net assets               (3,696,577)  (2,059,659)  (12,036,358)  (42,678,758)  (3,881,083)
Net assets at beginning of period                7,999,484    4,201,917    28,133,242    85,408,402    7,830,687
                                               -----------  -----------  ------------  ------------  -----------
Net assets at end of period                    $ 4,302,907  $ 2,142,258  $ 16,096,884  $ 42,729,644  $ 3,949,604
                                               ===========  ===========  ============  ============  ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                        4,302        1,854        28,088       187,425        9,167
   Units redeemed                                  (59,300)     (41,982)     (325,885)   (1,045,611)     (77,498)
   Units transferred                               (24,371)         915      (105,379)        1,419      (30,483)
                                               -----------  -----------  ------------  ------------  -----------
Increase (decrease) in units outstanding           (79,369)     (39,213)     (403,176)     (856,767)     (98,814)
Beginning units                                    601,288      312,820     1,773,530     6,418,154      640,251
                                               -----------  -----------  ------------  ------------  -----------
Ending units                                       521,919      273,607     1,370,354     5,561,387      541,437
                                               ===========  ===========  ============  ============  ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                 Columbia     Columbia     Columbia
                                                 Marsico        Mid         Marsico
                                                  21st          Cap      International
                                                 Century      Growth     Opportunities
                                                  Fund,        Fund,         Fund,          Asset         Global
                                                 Variable     Variable     Variable      Allocation       Growth
                                                 Series        Series       Series          Fund           Fund
                                                (Class A)    (Class A)     (Class B)      (Class 2)     (Class 2)
                                               -----------  -----------  -------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (32,493) $   (27,903)  $   (20,568)  $    990,391  $     381,893
   Net realized gains (losses)                     136,894      187,572     1,499,846      6,930,378     47,464,373
   Change in net unrealized appreciation
      (depreciation) of investments             (1,284,227)  (1,115,064)   (5,791,264)   (49,865,417)  (268,880,571)
                                               -----------  -----------   -----------   ------------  -------------
      Increase (decrease) in net assets from
         operations                             (1,179,826)    (955,395)   (4,311,986)   (41,944,648)  (221,034,305)
                                               -----------  -----------   -----------   ------------  -------------
From capital transactions:
   Net proceeds from units sold                     33,417       15,760        50,674      1,372,167      3,988,059
   Cost of units redeemed                         (164,322)    (190,168)     (652,342)   (19,986,522)   (62,918,318)
   Net transfers                                   152,477       42,625        55,294     (5,599,357)   (11,184,182)
   Contract maintenance charge                        (151)        (233)         (881)       (56,505)      (110,505)
                                               -----------  -----------   -----------   ------------  -------------
      Increase (decrease) in net assets from
         capital transactions                       21,421     (132,016)     (547,255)   (24,270,217)   (70,224,946)
                                               -----------  -----------   -----------   ------------  -------------
Increase (decrease) in net assets               (1,158,405)  (1,087,411)   (4,859,241)   (66,214,865)  (291,259,251)
Net assets at beginning of period                2,614,595    2,211,393     9,285,181    151,021,559    597,059,462
                                               -----------  -----------   -----------   ------------  -------------
Net assets at end of period                    $ 1,456,190  $ 1,123,982   $ 4,425,940   $ 84,806,694  $ 305,800,211
                                               ===========  ===========   ===========   ============  =============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        2,560        1,592         2,448         90,660        190,652
   Units redeemed                                  (10,639)     (21,882)      (38,106)    (1,351,830)    (3,138,193)
   Units transferred                                 8,190        5,833        11,236       (447,886)      (840,142)
                                               -----------  -----------   -----------   ------------  -------------
Increase (decrease) in units outstanding               111      (14,457)      (24,422)    (1,709,056)    (3,787,683)
Beginning units                                    138,148      194,214       404,480      8,948,609     24,347,951
                                               -----------  -----------   -----------   ------------  -------------
Ending units                                       138,259      179,757       380,058      7,239,553     20,560,268
                                               ===========  ===========   ===========   ============  =============

                                                                                 Asset         Cash
                                                   Growth     Growth-Income   Allocation    Management       Growth
                                                    Fund           Fund          Fund          Fund           Fund
                                                 (Class 2)      (Class 2)      (Class 3)     (Class 3)     (Class 3)
                                               -------------  -------------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (5,338,529) $     287,388  $    635,798  $     90,527  $  (1,637,248)
   Net realized gains (losses)                    72,561,604     35,041,086     1,095,053      (327,628)    25,217,096
   Change in net unrealized appreciation
      (depreciation) of investments             (411,697,310)  (317,887,943)  (21,639,028)      386,385   (197,374,872)
                                               -------------  -------------  ------------  ------------  -------------
      Increase (decrease) in net assets from
         operations                             (344,474,235)  (282,559,469)  (19,908,177)      149,284   (173,795,024)
                                               -------------  -------------  ------------  ------------  -------------
From capital transactions:
   Net proceeds from units sold                    5,529,481      5,517,958       207,961       149,428      1,064,151
   Cost of units redeemed                        (88,815,764)   (85,645,195)   (9,130,827)  (13,652,252)   (41,099,569)
   Net transfers                                 (11,820,403)   (11,348,346)   (1,424,332)   18,435,673    (13,828,171)
   Contract maintenance charge                      (151,787)      (166,422)      (21,754)       (9,015)      (119,646)
                                               -------------  -------------  ------------  ------------  -------------
      Increase (decrease) in net assets from
         capital transactions                    (95,258,473)   (91,642,005)  (10,368,952)    4,923,834    (53,983,235)
                                               -------------  -------------  ------------  ------------  -------------
Increase (decrease) in net assets               (439,732,708)  (374,201,474)  (30,277,129)    5,073,118   (227,778,259)
Net assets at beginning of period                834,187,972    785,132,652    71,314,007    20,152,748    425,443,840
                                               -------------  -------------  ------------  ------------  -------------
Net assets at end of period                    $ 394,455,264  $ 410,931,178  $ 41,036,878  $ 25,225,866  $ 197,665,581
                                               =============  =============  ============  ============  =============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        298,409        346,682         4,885         6,605          6,224
   Units redeemed                                 (4,944,300)    (5,515,034)     (217,267)     (603,613)      (252,606)
   Units transferred                                (692,365)      (859,337)      (36,532)      815,189        (91,418)
                                               -------------  -------------  ------------  ------------  -------------
Increase (decrease) in units outstanding          (5,338,256)    (6,027,689)     (248,914)      218,181       (337,800)
Beginning units                                   37,442,579     41,685,459     1,427,576       895,103      2,105,017
                                               -------------  -------------  ------------  ------------  -------------
Ending units                                      32,104,323     35,657,770     1,178,662     1,113,284      1,767,217
                                               =============  =============  ============  ============  =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                                                 U.S.
                                                                                           Government/AAA-
                                                                                                Rated         Growth and
                                               Growth-Income   High-Income  International     Securities        Income
                                                    Fund        Bond Fund        Fund            Fund         Portfolio
                                                 (Class 3)      (Class 3)     (Class 3)       (Class 3)       (Class VC)
                                               -------------  ------------  -------------  ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   1,113,300  $  1,350,434  $     449,670   $    473,453    $     (56,696)
   Net realized gains (losses)                     7,596,590    (2,292,379)    12,082,218       (564,973)      (4,670,501)
   Change in net unrealized appreciation
      (depreciation) of investments             (150,702,677)   (5,243,711)   (60,833,543)     1,996,150     (109,882,688)
                                               -------------  ------------  -------------   ------------    -------------
   Increase (decrease) in net assets from
      operations                                (141,992,787)   (6,185,656)   (48,301,655)     1,904,630     (114,609,885)
                                               -------------  ------------  -------------   ------------    -------------
From capital transactions:
   Net proceeds from units sold                    1,279,388        58,860        329,678         88,002       34,001,849
   Cost of units redeemed                        (45,844,618)   (3,887,786)   (12,080,082)    (5,991,489)     (29,458,745)
   Net transfers                                 (13,261,956)      502,048     (6,698,176)     8,141,751       20,454,101
   Contract maintenance charge                      (130,935)      (10,382)       (31,577)       (11,390)         (59,309)
                                               -------------  ------------  -------------   ------------    -------------
      Increase (decrease) in net assets from
         capital transactions                    (57,958,121)   (3,337,260)   (18,480,157)     2,226,874       24,937,896
                                               -------------  ------------  -------------   ------------    -------------
Increase (decrease) in net assets               (199,950,908)   (9,522,916)   (66,781,812)     4,131,504      (89,671,989)
Net assets at beginning of period                404,960,122    27,657,188    123,482,824     28,870,237      281,634,255
                                               -------------  ------------  -------------   ------------    -------------
Net assets at end of period                    $ 205,009,214  $ 18,134,272  $  56,701,012   $ 33,001,741    $ 191,962,266
                                               =============  ============  =============   ============    =============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         10,924           914          6,843          2,624        2,837,675
   Units redeemed                                   (402,698)      (61,869)      (258,335)      (174,997)      (2,614,844)
   Units transferred                                (123,985)        8,989       (157,216)       237,265        1,739,125
                                               -------------  ------------  -------------   ------------    -------------
Increase (decrease) in units outstanding            (515,759)      (51,966)      (408,708)        64,892        1,961,956
Beginning units                                    2,937,093       404,046      2,080,064        855,535       20,216,084
                                               -------------  ------------  -------------   ------------    -------------
Ending units                                       2,421,334       352,080      1,671,356        920,427       22,178,040
                                               =============  ============  =============   ============    =============

                                                                BB&T                                    BB&T
                                                  Mid Cap      Capital                     BB&T        Special
                                                   Value       Manager        BB&T       Mid Cap    Opportunities
                                                 Portfolio      Equity     Large Cap      Growth        Equity
                                                (Class VC)       VIF          VIF          VIF           VIF
                                               ------------  -----------  -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (249,596) $    (8,330) $    (1,659) $   (52,197)  $  (156,184)
   Net realized gains (losses)                   (2,104,753)     206,058      (60,237)     566,297       321,627
   Change in net unrealized appreciation
      (depreciation) of investments             (24,525,125)  (1,997,707)  (1,290,710)  (2,776,224)   (4,829,110)
                                               ------------  -----------  -----------  -----------   -----------
   Increase (decrease) in net assets from
      operations                                (26,879,474)  (1,799,979)  (1,352,606)  (2,262,124)   (4,663,667)
                                               ------------  -----------  -----------  -----------   -----------
From capital transactions:
   Net proceeds from units sold                     223,486       96,490      107,884      131,787       632,593
   Cost of units redeemed                        (9,581,331)    (356,301)    (356,322)    (204,951)     (749,684)
   Net transfers                                 (9,812,203)    (208,715)    (345,441)     386,810     3,612,122
   Contract maintenance charge                      (27,079)        (435)        (362)        (307)         (999)
                                               ------------  -----------  -----------  -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                   (19,197,127)    (468,961)    (594,241)     313,339     3,494,032
                                               ------------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets               (46,076,601)  (2,268,940)  (1,946,847)  (1,948,785)   (1,169,635)
Net assets at beginning of period                79,277,583    4,754,397    3,879,807    4,313,645    10,239,903
                                               ------------  -----------  -----------  -----------   -----------
Net assets at end of period                    $ 33,200,982  $ 2,485,457  $ 1,932,960  $ 2,364,860   $ 9,070,268
                                               ============  ===========  ===========  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        17,612        8,629       14,179       10,082        44,271
   Units redeemed                                  (783,031)     (37,808)     (42,856)     (18,476)      (59,280)
   Units transferred                               (821,312)     (26,486)     (35,346)      54,740       273,530
                                               ------------  -----------  -----------  -----------   -----------
Increase (decrease) in units outstanding         (1,586,731)     (55,665)     (64,023)      46,346       258,521
Beginning units                                   5,311,917      396,678      335,934      298,407       721,360
                                               ------------  -----------  -----------  -----------   -----------
Ending units                                      3,725,186      341,013      271,911      344,753       979,881
                                               ============  ===========  ===========  ===========   ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                                     MTB
                                                                                   Managed
                                                   BB&T        MTB        MTB     Allocation
                                                  Total     Large Cap  Large Cap    Fund -
                                               Return Bond    Growth     Value    Aggressive
                                                   VIF       Fund II    Fund II   Growth II
                                               -----------  ---------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  252,781    $   (95)   $    (5)   $   (52)
   Net realized gains (losses)                     18,555       (149)       (61)     2,182
   Change in net unrealized appreciation
      (depreciation) of investments              (125,125)    (6,705)    (2,102)    (9,452)
                                               ----------    -------    -------    -------
      Increase (decrease) in net assets from
         operations                               146,211     (6,949)    (2,168)    (7,322)
                                               ----------    -------    -------    -------
From capital transactions:
   Net proceeds from units sold                   365,058      3,750          0          0
   Cost of units redeemed                        (666,254)       (91)      (172)       (94)
   Net transfers                                1,329,653     17,259      3,661     21,886
   Contract maintenance charge                       (782)       (14)       (24)       (14)
                                               ----------    -------    -------    -------
      Increase (decrease) in net assets from
         capital transactions                   1,027,675     20,904      3,465     21,778
                                               ----------    -------    -------    -------
Increase (decrease) in net assets               1,173,886     13,955      1,297     14,456
Net assets at beginning of period               8,405,798        209      2,481        207
                                               ----------    -------    -------    -------
Net assets at end of period                    $9,579,684    $14,164    $ 3,778    $14,663
                                               ==========    =======    =======    =======
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      33,838        390          0          0
   Units redeemed                                 (62,433)       (13)       (23)       (14)
   Units transferred                              124,060      1,845        419      2,398
                                               ----------    -------    -------    -------
Increase (decrease) in units outstanding           95,465      2,222        396      2,384
Beginning units                                   786,205         20        256         20
                                               ----------    -------    -------    -------
Ending units                                      881,670      2,242        652      2,404
                                               ==========    =======    =======    =======

                                                                                         Franklin
                                                                                        Templeton
                                                   MTB          MTB                        VIP
                                                 Managed      Managed      Franklin      Founding
                                                Allocation   Allocation     Income        Funds
                                                  Fund -       Fund -     Securities    Allocation
                                               Conservative   Moderate       Fund          Fund
                                                Growth II    Growth II   (Class2) (1)  (Class2) (1)
                                               ------------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                    $  2        $   22    $   262,260   $   357,030
   Net realized gains (losses)                        3            88     (1,213,479)      148,735
   Change in net unrealized appreciation
      (depreciation) of investments                 (45)         (394)    (1,363,989)   (6,883,193)
                                                   ----        ------    -----------   -----------
      Increase (decrease) in net assets from
         operations                                 (40)         (284)    (2,315,208)   (6,377,428)
                                                   ----        ------    -----------   -----------
From capital transactions:
   Net proceeds from units sold                       0             0      3,479,677    15,370,185
   Cost of units redeemed                             0            (5)      (344,237)     (368,709)
   Net transfers                                      0         1,793      6,311,068     9,992,046
   Contract maintenance charge                      (14)          (14)          (237)         (165)
                                                   ----        ------    -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                       (14)        1,774      9,446,271    24,993,357
                                                   ----        ------    -----------   -----------
Increase (decrease) in net assets                   (54)        1,490      7,131,063    18,615,929
Net assets at beginning of period                   206           207              0             0
                                                   ----        ------    -----------   -----------
Net assets at end of period                        $152        $1,697    $ 7,131,063   $18,615,929
                                                   ====        ======    ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         0             0        383,036     1,634,299
   Units redeemed                                    (1)           (2)       (44,695)      (48,074)
   Units transferred                                  0           216        675,231     1,228,766
                                                   ----        ------    -----------   -----------
Increase (decrease) in units outstanding             (1)          214      1,013,572     2,814,991
Beginning units                                      20            20              0             0
                                                   ----        ------    -----------   -----------
Ending units                                         19           234      1,013,572     2,814,991
                                                   ====        ======    ===========   ===========

(1)  For the period from February 4, 2008 (inception) to December 31, 2008.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007

                                                                             Government
                                                                                 and
                                                   Asset        Capital        Quality                     Natural
                                                Allocation    Appreciation      Bond         Growth       Resources
                                                 Portfolio     Portfolio      Portfolio     Portfolio     Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                               ------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  3,145,296  $  (7,921,794) $  5,411,064  $ (2,294,797) $   (814,125)
   Net realized gains (losses)                   19,085,005    100,505,681       (31,000)   31,522,559    35,746,430
   Change in net unrealized appreciation
      (depreciation) of investments              (4,543,842)    58,688,771     5,560,311    (5,895,845)   27,771,735
                                               ------------  -------------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                              17,686,459    151,272,658    10,940,375    23,331,917    62,704,040
                                               ------------  -------------  ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                   1,341,204      3,541,596       651,538     1,354,326       719,969
   Cost of units redeemed                       (53,745,159)  (130,879,686)  (51,055,937)  (50,289,833)  (33,591,535)
   Net transfers                                 (4,201,699)   (24,331,121)   14,919,571   (17,185,344)      982,365
   Contract maintenance charge                      (90,670)      (242,986)      (75,352)      (89,969)      (49,347)
                                               ------------  -------------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (56,696,324)  (151,912,197)  (35,560,180)  (66,210,820)  (31,938,548)
                                               ------------  -------------  ------------  ------------  ------------
Increase (decrease) in net assets               (39,009,865)      (639,539)  (24,619,805)  (42,878,903)   30,765,492
Net assets at beginning of period               278,843,708    668,822,485   259,295,419   286,915,866   184,183,331
                                               ------------  -------------  ------------  ------------  ------------
Net assets at end of period                    $239,833,843  $ 668,182,946  $234,675,614  $244,036,963  $214,948,823
                                               ============  =============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        50,731         74,492        37,009        37,384        12,219
   Units redeemed                                (2,036,760)    (2,724,870)   (2,900,878)   (1,369,190)     (586,023)
   Units transferred                               (159,066)      (561,417)      847,929      (477,139)      (13,846)
                                               ------------  -------------  ------------  ------------  ------------
Increase (decrease) in units outstanding         (2,145,095)    (3,211,795)   (2,015,940)   (1,808,945)     (587,650)
Beginning units                                  11,018,438     15,756,681    15,018,602     8,365,889     3,796,380
                                               ------------  -------------  ------------  ------------  ------------
Ending units                                      8,873,343     12,544,886    13,002,662     6,556,944     3,208,730
                                               ============  =============  ============  ============  ============

                                                                           Government
                                                                               and
                                                  Asset        Capital       Quality                    Natural
                                                Allocation  Appreciation      Bond         Growth      Resources
                                                Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 2)     (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                               -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   202,542  $ (1,743,641) $  2,352,539  $   (745,758) $  (237,282)
   Net realized gains (losses)                   1,237,807    25,828,800      (547,965)   11,487,422    9,474,393
   Change in net unrealized appreciation
      (depreciation) of investments               (270,211)    5,439,446     3,148,958    (4,558,969)   3,901,060
                                               -----------  ------------  ------------  ------------  -----------
      Increase (decrease) in net assets from
         operations                              1,170,138    29,524,605     4,953,532     6,182,695   13,138,171
                                               -----------  ------------  ------------  ------------  -----------
From capital transactions:
   Net proceeds from units sold                     52,926     1,288,704     1,263,598       921,031      464,893
   Cost of units redeemed                       (1,786,296)  (15,308,634)  (14,891,125)   (9,666,322)  (5,948,111)
   Net transfers                                 1,355,113    (6,464,334)    3,562,764    (4,424,779)  (1,426,775)
   Contract maintenance charge                      (2,554)      (19,008)      (15,552)      (10,259)      (4,842)
                                               -----------  ------------  ------------  ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                     (380,811)  (20,503,272)  (10,080,315)  (13,180,329)  (6,914,835)
                                               -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets                  789,327     9,021,333    (5,126,783)   (6,997,634)   6,223,336
Net assets at beginning of period               17,890,649   125,440,101   117,062,386    76,222,516   38,673,206
                                               -----------  ------------  ------------  ------------  -----------
Net assets at end of period                    $18,679,976  $134,461,434  $111,935,603  $ 69,224,882  $44,896,542
                                               ===========  ============  ============  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        1,998        27,089        72,138        25,144        7,404
   Units redeemed                                  (68,359)     (313,962)     (851,718)     (265,000)    (102,972)
   Units transferred                                51,705      (137,621)      203,272      (122,431)     (31,727)
                                               -----------  ------------  ------------  ------------  -----------
Increase (decrease) in units outstanding           (14,656)     (424,494)     (576,308)     (362,287)    (127,295)
Beginning units                                    715,105     2,897,869     6,773,799     2,240,626      804,761
                                               -----------  ------------  ------------  ------------  -----------
Ending units                                       700,449     2,473,375     6,197,491     1,878,339      677,466
                                               ===========  ============  ============  ============  ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                           Government
                                                                               and
                                                  Asset        Capital       Quality                     Natural
                                                Allocation  Appreciation       Bond        Growth       Resources
                                                Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                               -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   317,899  $ (6,831,368) $ 10,641,675  $ (2,266,754) $   (938,430)
   Net realized gains (losses)                   1,677,149    73,038,315      (390,633)   25,488,137    17,265,037
   Change in net unrealized appreciation
      (depreciation) of investments               (159,844)   40,943,578    11,562,411    (7,854,809)   32,110,342
                                               -----------  ------------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                              1,835,204   107,150,525    21,813,453    15,366,574    48,436,949
                                               -----------  ------------  ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                  2,765,091    62,830,775   103,943,952    28,162,616    39,815,145
   Cost of units redeemed                       (3,849,732)  (41,453,971)  (44,379,395)  (20,876,456)  (12,440,013)
   Net transfers                                 2,856,268    (5,304,754)   75,887,719     4,839,400     7,955,253
   Contract maintenance charge                      (3,087)      (58,998)      (55,428)      (31,831)      (16,374)
                                               -----------  ------------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                    1,768,540    16,013,052   135,396,848    12,093,729    35,314,011
                                               -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets                3,603,744   123,163,577   157,210,301    27,460,303    83,750,960
Net assets at beginning of period               28,162,091   398,541,757   399,803,235   191,269,980   116,871,760
                                               -----------  ------------  ------------  ------------  ------------
Net assets at end of period                    $31,765,835  $521,705,334  $557,013,536  $218,730,283  $200,622,720
                                               ===========  ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      108,458     1,380,329     6,166,713       839,318       756,318
   Units redeemed                                 (148,404)     (853,212)   (2,552,027)     (575,750)     (220,931)
   Units transferred                               110,054       (53,319)    4,402,320       140,678       137,206
                                               -----------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding            70,108       473,798     8,017,006       404,246       672,593
Beginning units                                  1,134,571     9,288,929    23,293,805     5,660,379     2,461,054
                                               -----------  ------------  ------------  ------------  ------------
Ending units                                     1,204,679     9,762,727    31,310,811     6,064,625     3,133,647
                                               ===========  ============  ============  ============  ============


                                                                                              Blue
                                                Aggressive      Alliance                      Chip       Capital
                                                  Growth         Growth       Balanced       Growth       Growth
                                                 Portfolio     Portfolio      Portfolio    Portfolio    Portfolio
                                                 (Class 1)     (Class 1)      (Class 1)    (Class 1)    (Class 1)
                                               ------------  -------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (941,921) $  (6,801,591) $  1,299,047  $  (203,146) $   (58,961)
   Net realized gains (losses)                    3,970,236    (17,784,698)   (2,312,774)     744,923    1,053,780
   Change in net unrealized appreciation
      (depreciation) of investments              (2,949,950)    80,306,101     5,317,249    1,364,918      566,373
                                               ------------  -------------  ------------  -----------  -----------
      Increase (decrease) in net assets from
         operations                                  78,365     55,719,812     4,303,522    1,906,695    1,561,192
                                               ------------  -------------  ------------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                     665,139      2,071,321     1,236,663       76,410      135,531
   Cost of units redeemed                       (20,205,069)   (96,481,859)  (23,976,540)  (3,238,625)  (2,652,941)
   Net transfers                                 (7,859,872)   (49,762,878)   (5,101,147)     768,097       52,874
   Contract maintenance charge                      (50,536)      (252,869)      (60,976)      (6,218)      (4,521)
                                               ------------  -------------  ------------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (27,450,338)  (144,426,285)  (27,902,000)  (2,400,336)  (2,469,057)
                                               ------------  -------------  ------------  -----------  -----------
Increase (decrease) in net assets               (27,371,973)   (88,706,473)  (23,598,478)    (493,641)    (907,865)
Net assets at beginning of period               103,875,273    511,866,141   118,416,104   17,265,461   14,457,352
                                               ------------  -------------  ------------  -----------  -----------
Net assets at end of period                    $ 76,503,300  $ 423,159,668  $ 94,817,626  $16,771,820  $13,549,487
                                               ============  =============  ============  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        37,644         60,026        72,724       10,963       14,800
   Units redeemed                                (1,078,785)    (2,769,866)   (1,421,220)    (474,892)    (302,040)
   Units transferred                               (425,775)    (1,438,425)     (306,645)      99,820          966
                                               ------------  -------------  ------------  -----------  -----------
Increase (decrease) in units outstanding         (1,466,916)    (4,148,265)   (1,655,141)    (364,109)    (286,274)
Beginning units                                   5,927,405     15,611,799     7,256,521    2,693,153    1,769,810
                                               ------------  -------------  ------------  -----------  -----------
Ending units                                      4,460,489     11,463,534     5,601,380    2,329,044    1,483,536
                                               ============  =============  ============  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                                               "Dogs"
                                                                                 Davis           of
                                                    Cash        Corporate       Venture         Wall        Emerging
                                                 Management       Bond           Value          Street       Markets
                                                 Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                                 (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                               -------------  ------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   3,595,375  $  3,505,898  $   (8,767,667) $    362,066  $    561,766
   Net realized gains (losses)                     4,030,274     1,105,524     162,197,016     5,794,229    35,198,692
   Change in net unrealized appreciation
      (depreciation) of investments               (3,035,701)    1,083,895     (97,474,756)   (7,333,625)    8,402,383
                                               -------------  ------------  --------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                                4,589,948     5,695,317      55,954,593    (1,177,330)   44,162,841
                                               -------------  ------------  --------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                    2,726,683       958,585       6,549,340       156,427       757,505
   Cost of units redeemed                       (143,605,196)  (30,336,145)   (245,114,070)  (10,312,567)  (26,033,947)
   Net transfers                                 165,816,392    13,409,860     (56,883,014)   (5,902,476)    2,927,151
   Contract maintenance charge                       (69,497)      (40,362)       (467,299)      (19,270)      (41,118)
                                               -------------  ------------  --------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                     24,868,382   (16,008,062)   (295,915,043)  (16,077,886)  (22,390,409)
                                               -------------  ------------  --------------  ------------  ------------
Increase (decrease) in net assets                 29,458,330   (10,312,745)   (239,960,450)  (17,255,216)   21,772,432
Net assets at beginning of period                127,627,207   156,032,513   1,372,722,485    53,675,570   126,882,022
                                               -------------  ------------  --------------  ------------  ------------
Net assets at end of period                    $ 157,085,537  $145,719,768  $1,132,762,035  $ 36,420,354  $148,654,454
                                               =============  ============  ==============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        200,906        52,643         160,662        11,407        32,706
   Units redeemed                                (10,581,177)   (1,666,413)     (6,077,149)     (783,592)   (1,135,525)
   Units transferred                              12,241,339       736,236      (1,399,228)     (449,961)       57,114
                                               -------------  ------------  --------------  ------------  ------------
Increase (decrease) in units outstanding           1,861,068      (877,534)     (7,315,715)   (1,222,146)   (1,045,705)
Beginning units                                    9,554,341     8,696,448      35,548,548     4,108,875     6,586,154
                                               -------------  ------------  --------------  ------------  ------------
Ending units                                      11,415,409     7,818,914      28,232,833     2,886,729     5,540,449
                                               =============  ============  ==============  ============  ============



                                                  Equity      Fundamental     Global        Global         Growth
                                               Opportunities    Growth         Bond        Equities    Opportunities
                                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                               ------------  ------------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $     91,086  $ (1,711,388) $   (619,294) $   (615,761)  $  (313,349)
   Net realized gains (losses)                   14,770,927    (5,422,680)      325,865    11,354,345     1,372,563
   Change in net unrealized appreciation
      (depreciation) of investments             (15,773,525)   21,090,942     6,364,952     6,118,295     2,538,844
                                               ------------  ------------  ------------  ------------   -----------
      Increase (decrease) in net assets from
         operations                                (911,512)   13,956,874     6,071,523    16,856,879     3,598,058
                                               ------------  ------------  ------------  ------------   -----------
From capital transactions:
   Net proceeds from units sold                     460,600       602,319       423,774       970,088       132,156
   Cost of units redeemed                       (20,692,197)  (23,716,846)  (14,715,365)  (31,710,354)   (3,960,270)
   Net transfers                                 (7,728,027)   (9,635,480)   15,106,838    (5,592,960)    1,517,654
   Contract maintenance charge                      (36,559)      (65,823)      (16,279)      (64,182)       (7,707)
                                               ------------  ------------  ------------  ------------   -----------
      Increase (decrease) in net assets from
         capital transactions                   (27,996,183)  (32,815,830)      798,968   (36,397,408)   (2,318,167)
                                               ------------  ------------  ------------  ------------   -----------
Increase (decrease) in net assets               (28,907,695)  (18,858,956)    6,870,491   (19,540,529)    1,279,891
Net assets at beginning of period               108,217,271   124,318,991    66,045,775   176,964,120    20,956,363
                                               ------------  ------------  ------------  ------------   -----------
Net assets at end of period                    $ 79,309,576  $105,460,035  $ 72,916,266  $157,423,591   $22,236,254
                                               ============  ============  ============  ============   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        22,000        29,663        22,772        37,745        21,135
   Units redeemed                                  (982,908)   (1,187,206)     (801,710)   (1,237,497)     (628,304)
   Units transferred                               (370,789)     (493,283)      804,898      (221,705)      186,639
                                               ------------  ------------  ------------  ------------   -----------
Increase (decrease) in units outstanding         (1,331,697)   (1,650,826)       25,960    (1,421,457)     (420,530)
Beginning units                                   5,190,000     6,573,329     3,699,912     7,394,159     3,697,904
                                               ------------  ------------  ------------  ------------   -----------
Ending units                                      3,858,303     4,922,503     3,725,872     5,972,702     3,277,374
                                               ============  ============  ============  ============   ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2007
                                  (continued)


                                                                            International  International     Marsico
                                                  Growth-      High-Yield    Diversified     Growth and      Focused
                                                   Income         Bond         Equities        Income        Growth
                                                 Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                               -------------  ------------  -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (2,640,178) $  8,632,632  $    716,387   $     31,898   $   (729,087)
   Net realized gains (losses)                    23,093,142     4,912,189    15,321,570     47,564,102      8,736,990
   Change in net unrealized appreciation
      (depreciation) of investments               17,284,487   (13,284,526)    2,412,454    (34,421,732)    (2,043,902)
                                               -------------  ------------  ------------   ------------   ------------
      Increase (decrease) in net assets from
         operations                               37,737,451       260,295    18,450,411     13,174,268      5,964,001
                                               -------------  ------------  ------------   ------------   ------------
From capital transactions:
   Net proceeds from units sold                    2,259,733       740,345       647,031      1,103,009        250,225
   Cost of units redeemed                        (88,034,448)  (34,533,726)  (28,528,133)   (44,275,052)    (9,727,362)
   Net transfers                                 (33,464,399)  (21,660,586)       36,086     (1,844,236)    (7,400,068)
   Contract maintenance charge                      (173,750)      (43,662)      (44,710)       (66,036)       (13,697)
                                               -------------  ------------  ------------   ------------   ------------
      Increase (decrease) in net assets from
         capital transactions                   (119,412,864)  (55,497,629)  (27,889,726)   (45,082,315)   (16,890,902)
                                               -------------  ------------  ------------   ------------   ------------
Increase (decrease) in net assets                (81,675,413)  (55,237,334)   (9,439,315)   (31,908,047)   (10,926,901)
Net assets at beginning of period                449,064,125   183,161,973   148,632,225    232,588,695     59,722,391
                                               -------------  ------------  ------------   ------------   ------------
Net assets at end of period                    $ 367,388,712  $127,924,639  $139,192,910   $200,680,648   $ 48,795,490
                                               =============  ============  ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         68,080        34,497        41,056         53,393         19,701
   Units redeemed                                 (2,656,055)   (1,629,183)   (1,807,386)    (2,209,079)      (758,300)
   Units transferred                              (1,014,522)   (1,017,578)      (26,910)       (94,224)      (582,696)
                                               -------------  ------------  ------------   ------------   ------------
Increase (decrease) in units outstanding          (3,602,497)   (2,612,264)   (1,793,240)    (2,249,910)    (1,321,295)
Beginning units                                   14,413,766     8,694,111    10,209,822     12,387,765      4,898,463
                                               -------------  ------------  ------------   ------------   ------------
Ending units                                      10,811,269     6,081,847     8,416,582     10,137,855      3,577,168
                                               =============  ============  ============   ============   ============

                                                   MFS
                                              Massachusetts       MFS
                                                Investors        Total        Mid-Cap
                                                  Trust         Return         Growth     Real Estate   Technology
                                                Portfolio      Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 1)      (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                              -------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $   (573,935)  $  3,831,623  $ (1,209,309) $   (405,468) $  (273,119)
   Net realized gains (losses)                   4,927,583     31,978,656    (2,364,841)   36,890,681      245,157
   Change in net unrealized appreciation
      (depreciation) of investments              7,170,736    (23,994,733)   16,691,232   (54,812,772)   2,934,509
                                              ------------   ------------  ------------  ------------  -----------
      Increase (decrease) in net assets from
         operations                             11,524,384     11,815,546    13,117,082   (18,327,559)   2,906,547
                                              ------------   ------------  ------------  ------------  -----------
From capital transactions:
   Net proceeds from units sold                    556,617      2,582,643       362,274       584,919       78,178
   Cost of units redeemed                      (26,630,653)   (72,968,837)  (18,974,771)  (25,752,217)  (2,530,019)
   Net transfers                                (7,479,190)    (6,272,392)   (8,173,719)  (25,182,517)   6,021,350
   Contract maintenance charge                     (53,983)      (131,235)      (38,932)      (37,548)      (6,716)
                                              ------------   ------------  ------------  ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                  (33,607,209)   (76,789,821)  (26,825,148)  (50,387,363)   3,562,793
                                              ------------   ------------  ------------  ------------  -----------
Increase (decrease) in net assets              (22,082,825)   (64,974,275)  (13,708,066)  (68,714,922)   6,469,340
Net assets at beginning of period              142,284,797    429,872,722    98,751,287   153,981,034   16,146,229
                                              ------------   ------------  ------------  ------------  -----------
Net assets at end of period                   $120,201,972   $364,898,447  $ 85,043,221  $ 85,266,112  $22,615,569
                                              ============   ============  ============  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       21,968         89,222        34,020        18,753       31,149
   Units redeemed                               (1,078,698)    (2,544,356)   (1,601,602)     (840,539)    (945,970)
   Units transferred                              (301,616)      (231,548)     (735,841)     (854,048)   2,032,893
                                              ------------   ------------  ------------  ------------  -----------
Increase (decrease) in units outstanding        (1,358,346)    (2,686,682)   (2,303,423)   (1,675,834)   1,118,072
Beginning units                                  6,089,977     15,505,974     9,175,798     4,877,438    6,722,580
                                              ------------   ------------  ------------  ------------  -----------
Ending units                                     4,731,631     12,819,292     6,872,375     3,201,604    7,840,652
                                              ============   ============  ============  ============  ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2007
                                  (continued)

                                                               Total
                                                Telecom        Return     Aggressive    Alliance
                                                Utility         Bond        Growth       Growth      Balanced
                                               Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                                               (Class 1)     (Class 1)    (Class 2)     (Class 2)    (Class 2)
                                              -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $   521,664  $  2,273,271  $  (148,303) $   (956,475) $   190,234
   Net realized gains (losses)                  2,523,954      (988,471)   1,318,641     4,239,859      609,217
   Change in net unrealized appreciation
      (depreciation) of investments             3,837,539       603,718   (1,357,649)    4,022,528     (186,874)
                                              -----------  ------------  -----------  ------------  -----------
      Increase (decrease) in net assets from
         operations                             6,883,157     1,888,518     (187,311)    7,305,912      612,577
                                              -----------  ------------  -----------  ------------  -----------
From capital transactions:
   Net proceeds from units sold                   192,013       202,877       93,016       643,405      104,991
   Cost of units redeemed                      (7,939,053)  (10,051,634)  (1,756,640)   (7,881,589)  (2,327,281)
   Net transfers                                 (350,945)     (866,143)     324,735    (5,518,900)    (306,236)
   Contract maintenance charge                    (13,735)      (14,771)      (2,286)      (11,808)      (3,270)
                                              -----------  ------------  -----------  ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                  (8,111,720)  (10,729,671)  (1,341,175)  (12,768,892)  (2,531,796)
                                              -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets              (1,228,563)   (8,841,153)  (1,528,486)   (5,462,980)  (1,919,219)
Net assets at beginning of period              40,433,257    52,673,320   12,572,833    64,611,386   17,968,924
                                              -----------  ------------  -----------  ------------  -----------
Net assets at end of period                   $39,204,694  $ 43,832,167  $11,044,347  $ 59,148,406  $16,049,705
                                              ===========  ============  ===========  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      11,413         9,235        5,343        18,652        6,324
   Units redeemed                                (479,370)     (460,093)     (94,272)     (226,047)    (139,572)
   Units transferred                              (26,436)      (40,069)      15,776      (163,268)     (19,740)
                                              -----------  ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding         (494,393)     (490,927)     (73,153)     (370,663)    (152,988)
Beginning units                                 2,662,249     2,461,174      722,278     1,976,451    1,107,982
                                              -----------  ------------  -----------  ------------  -----------
Ending units                                    2,167,856     1,970,247      649,125     1,605,788      954,994
                                              ===========  ============  ===========  ============  ===========

                                                                                                       Davis
                                               Blue Chip     Capital       Cash        Corporate      Venture
                                                 Growth      Growth     Management       Bond          Value
                                               Portfolio    Portfolio    Portfolio     Portfolio     Portfolio
                                               (Class 2)    (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                              -----------  ----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  (130,648) $  (30,923) $  1,124,846  $  1,100,403  $ (1,631,054)
   Net realized gains (losses)                    663,185     598,527     1,288,762       310,248    23,236,629
   Change in net unrealized appreciation
      (depreciation) of investments               554,637      57,182      (904,065)      388,879   (13,579,240)
                                              -----------  ----------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                             1,087,174     624,786     1,509,543     1,799,530     8,026,335
                                              -----------  ----------  ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                    24,148      37,267     1,188,842       288,019     1,461,382
   Cost of units redeemed                      (1,968,909)   (786,241)  (29,898,928)   (7,050,586)  (23,646,226)
   Net transfers                                 (189,941)    135,226    38,812,147     2,964,917    (7,816,859)
   Contract maintenance charge                     (1,689)       (838)       (7,363)       (5,328)      (27,106)
                                              -----------  ----------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                  (2,136,391)   (614,586)   10,094,698    (3,802,978)  (30,028,809)
                                              -----------  ----------  ------------  ------------  ------------
Increase (decrease) in net assets              (1,049,217)     10,200    11,604,241    (2,003,448)  (22,002,474)
Net assets at beginning of period               9,841,301   5,708,987    45,910,005    50,505,302   206,374,587
                                              -----------  ----------  ------------  ------------  ------------
Net assets at end of period                   $ 8,792,084  $5,719,187  $ 57,514,246  $ 48,501,854  $184,372,113
                                              ===========  ==========  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       4,171       4,391        88,448        15,961        36,652
   Units redeemed                                (292,849)    (90,894)   (2,219,163)     (391,237)     (589,497)
   Units transferred                              (29,150)     14,192     2,890,184       165,029      (195,578)
                                              -----------  ----------  ------------  ------------  ------------
Increase (decrease) in units outstanding         (317,828)    (72,311)      759,469      (210,247)     (748,423)
Beginning units                                 1,561,072     705,678     3,461,044     2,841,192     5,345,015
                                              -----------  ----------  ------------  ------------  ------------
Ending units                                    1,243,244     633,367     4,220,513     2,630,945     4,596,592
                                              ===========  ==========  ============  ============  ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2007
                                  (continued)

                                               "Dogs" of     Emerging       Equity        Foreign    Fundamental
                                              Wall Street    Markets    Opportunities      Value       Growth
                                               Portfolio    Portfolio     Portfolio      Portfolio    Portfolio
                                               (Class 2)    (Class 2)     (Class 2)      (Class 2)    (Class 2)
                                              -----------  -----------  -------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $   117,135  $    83,340   $    (4,502)  $    173,320  $  (107,562)
   Net realized gains (losses)                  1,965,909    7,278,460     2,800,462      8,768,996      381,947
   Change in net unrealized appreciation
      (depreciation) of investments            (2,556,969)   1,575,868    (3,015,282)       295,243      555,181
                                              -----------  -----------   -----------   ------------  -----------
      Increase (decrease) in net assets from
         operations                              (473,925)   8,937,668      (219,322)     9,237,559      829,566
                                              -----------  -----------   -----------   ------------  -----------
From capital transactions:
   Net proceeds from units sold                    58,490      146,302       113,246        946,423       79,015
   Cost of units redeemed                      (2,898,695)  (3,005,444)   (2,678,402)   (10,399,451)    (693,814)
   Net transfers                               (1,058,122)     947,391      (658,254)    (1,469,184)    (701,146)
   Contract maintenance charge                     (2,448)      (3,446)       (2,685)        (9,740)      (1,364)
                                              -----------  -----------   -----------   ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                  (3,900,775)  (1,915,197)   (3,226,095)   (10,931,952)  (1,317,309)
                                              -----------  -----------   -----------   ------------  -----------
Increase (decrease) in net assets              (4,374,700)   7,022,471    (3,445,417)    (1,694,393)    (487,743)
Net assets at beginning of period              18,049,279   24,419,039    18,225,950     77,225,840    7,254,435
                                              -----------  -----------   -----------   ------------  -----------
Net assets at end of period                   $13,674,579  $31,441,510   $14,780,533   $ 75,531,447  $ 6,766,692
                                              ===========  ===========   ===========   ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       4,239        6,641         5,483         43,956        3,950
   Units redeemed                                (221,333)    (126,920)     (128,633)      (477,391)     (35,179)
   Units transferred                              (81,748)      25,306       (32,241)       (69,665)     (36,716)
                                              -----------  -----------   -----------   ------------  -----------
Increase (decrease) in units outstanding         (298,842)     (94,973)     (155,391)      (503,100)     (67,945)
Beginning units                                 1,394,125    1,282,729       882,899      3,868,694      385,960
                                              -----------  -----------   -----------   ------------  -----------
Ending units                                    1,095,283    1,187,756       727,508      3,365,594      318,015
                                              ===========  ===========   ===========   ============  ===========

                                                 Global       Global        Growth       Growth-     High-Yield
                                                  Bond       Equities   Opportunities     Income        Bond
                                               Portfolio    Portfolio     Portfolio     Portfolio    Portfolio
                                               (Class 2)    (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                              -----------  -----------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  (189,222) $   (91,096)  $  (137,140)  $  (248,047) $ 1,943,732
   Net realized gains (losses)                     26,787    1,633,768       646,561     2,671,594    1,139,484
   Change in net unrealized appreciation
      (depreciation) of investments             1,681,942      262,618       991,732       339,289   (3,143,524)
                                              -----------  -----------   -----------   -----------  -----------
      Increase (decrease) in net assets from
         operations                             1,519,507    1,805,290     1,501,153     2,762,836      (60,308)
                                              -----------  -----------   -----------   -----------  -----------
From capital transactions:
   Net proceeds from units sold                   149,243      342,354        29,613       152,793      104,806
   Cost of units redeemed                      (1,800,138)  (1,975,894)   (1,016,524)   (4,021,585)  (5,378,638)
   Net transfers                                1,783,223    1,046,780       (81,211)   (2,868,974)  (2,828,250)
   Contract maintenance charge                     (1,858)      (2,538)       (1,182)       (5,622)      (3,589)
                                              -----------  -----------   -----------   -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                     130,470     (589,298)   (1,069,304)   (6,743,388)  (8,105,671)
                                              -----------  -----------   -----------   -----------  -----------
Increase (decrease) in net assets               1,649,977    1,215,992       431,849    (3,980,552)  (8,165,979)
Net assets at beginning of period              16,374,097   18,163,322     8,723,039    32,960,191   39,148,300
                                              -----------  -----------   -----------   -----------  -----------
Net assets at end of period                   $18,024,074  $19,379,314   $ 9,154,888   $28,979,639  $30,982,321
                                              ===========  ===========   ===========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       8,042       13,807         4,850         4,629        4,933
   Units redeemed                                 (99,625)     (77,383)     (166,030)     (122,182)    (256,695)
   Units transferred                               96,325       40,504       (28,073)      (87,842)    (134,594)
                                              -----------  -----------   -----------   -----------  -----------
Increase (decrease) in units outstanding            4,742      (23,072)     (189,253)     (205,395)    (386,356)
Beginning units                                   918,963      762,141     1,553,271     1,053,667    1,877,778
                                              -----------  -----------   -----------   -----------  -----------
Ending units                                      923,705      739,069     1,364,018       848,272    1,491,422
                                              ===========  ===========   ===========   ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                                              International                    MFS
                                               International      Growth       Marsico    Massachusetts       MFS
                                                Diversified        and         Focused      Investors        Total
                                                 Equities         Income       Growth         Trust         Return
                                                 Portfolio      Portfolio     Portfolio     Portfolio      Portfolio
                                                 (Class 2)       (Class 2)    (Class 2)      (Class 2)     (Class 2)
                                               -------------  -------------  -----------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   232,150    $   (45,615)  $  (642,258)  $  (137,351)  $  1,094,337
   Net realized gains (losses)                    6,104,691      8,660,176     5,038,954     1,807,064      9,730,724
   Change in net unrealized appreciation
      (depreciation) of investments               1,000,007     (6,453,281)      308,076       431,608     (7,413,047)
                                                -----------    -----------   -----------   -----------   ------------
      Increase (decrease) in net assets from
         operations                               7,336,848      2,161,280     4,704,772     2,101,321      3,412,014
                                                -----------    -----------   -----------   -----------   ------------
From capital transactions:
   Net proceeds from units sold                     523,959        341,865       236,104       219,025        692,767
   Cost of units redeemed                        (7,976,852)    (4,726,159)   (5,163,341)   (3,342,791)   (13,478,090)
   Net transfers                                   (770,307)    (1,590,245)   (1,776,915)   (1,295,130)    (5,223,566)
   Contract maintenance charge                       (8,473)        (4,269)       (4,653)       (3,581)       (18,891)
                                                -----------    -----------   -----------   -----------   ------------
      Increase (decrease) in net assets from
         capital transactions                    (8,231,673)    (5,978,808)   (6,708,805)   (4,422,477)   (18,027,780)
                                                -----------    -----------   -----------   -----------   ------------
Increase (decrease) in net assets                  (894,825)    (3,817,528)   (2,004,033)   (2,321,156)   (14,615,766)
Net assets at beginning of period                58,163,917     39,761,875    43,827,566    26,036,977    134,471,263
                                                -----------    -----------   -----------   -----------   ------------
Net assets at end of period                     $57,269,092    $35,944,347   $41,823,533   $23,715,821   $119,855,497
                                                ===========    ===========   ===========   ===========   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        33,080         17,150        18,569         8,980         24,314
   Units redeemed                                  (505,569)      (237,487)     (406,010)     (136,899)      (471,590)
   Units transferred                                (58,349)       (80,743)     (141,125)      (53,423)      (181,856)
                                                -----------    -----------   -----------   -----------   ------------
Increase (decrease) in units outstanding           (530,838)      (301,080)     (528,566)     (181,342)      (629,132)
Beginning units                                   4,030,252      2,119,991     3,626,862     1,118,535      4,834,111
                                                -----------    -----------   -----------   -----------   ------------
Ending units                                      3,499,414      1,818,911     3,098,296       937,193      4,204,979
                                                ===========    ===========   ===========   ===========   ============

                                                                              Small
                                                                                &
                                                                               Mid
                                                 Mid-Cap         Real          Cap                     Telecom
                                                  Growth        Estate        Value      Technology    Utility
                                                Portfolio      Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 2)     (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                               ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (610,724) $   (149,686) $  (527,882) $  (117,804) $    71,734
   Net realized gains (losses)                    3,007,539     8,445,814    5,189,205      441,417      674,669
   Change in net unrealized appreciation
      (depreciation) of investments               3,423,068   (13,264,729)  (4,419,135)     984,614      180,697
                                               ------------  ------------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                               5,819,883    (4,968,601)     242,188    1,308,227      927,100
                                               ------------  ------------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                     273,983       136,159      417,934       21,395       45,778
   Cost of units redeemed                        (6,086,619)   (4,281,600)  (6,276,550)    (959,232)  (1,201,772)
   Net transfers                                 (1,301,660)   (4,757,591)   1,924,145      707,851      347,964
   Contract maintenance charge                       (7,022)       (4,336)      (5,845)      (1,539)        (840)
                                               ------------  ------------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                    (7,121,318)   (8,907,368)  (3,940,316)    (231,525)    (808,870)
                                               ------------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets                (1,301,435)  (13,875,969)  (3,698,128)   1,076,702      118,230
Net assets at beginning of period                41,762,710    38,602,878   48,539,371    7,144,428    5,224,763
                                               ------------  ------------  -----------  -----------  -----------
Net assets at end of period                    $ 40,461,275  $ 24,726,909  $44,841,243  $ 8,221,130  $ 5,342,993
                                               ============  ============  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        23,971         4,432       21,857        8,007        2,762
   Units redeemed                                  (514,986)     (140,690)    (321,565)    (360,929)     (70,709)
   Units transferred                               (117,674)     (159,011)      96,844      230,888       19,470
                                               ------------  ------------  -----------  -----------  -----------
Increase (decrease) in units outstanding           (608,689)     (295,269)    (202,864)    (122,034)     (48,477)
Beginning units                                   3,875,649     1,235,674    2,638,074    3,004,655      347,637
                                               ------------  ------------  -----------  -----------  -----------
Ending units                                      3,266,960       940,405    2,435,210    2,882,621      299,160
                                               ============  ============  ===========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                                        American    American
                                                                                         Funds        Funds
                                                  Total                                  Asset       Global
                                                 Return     Aggressive    Alliance     Allocation    Growth
                                                  Bond        Growth       Growth         SAST        SAST
                                                Portfolio   Portfolio     Portfolio    Portfolio    Portfolio
                                                (Class 2)    (Class 3)    (Class 3)     (Class 3)   (Class 3)
                                               ----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  340,158  $  (229,914) $ (3,679,566) $  (120,986) $  (437,298)
   Net realized gains (losses)                     90,954    1,307,549     4,943,283       28,584       86,542
   Change in net unrealized appreciation
      (depreciation) of investments              (169,853)  (1,812,463)   26,123,012      (72,971)   2,650,700
                                               ----------  -----------  ------------  -----------  -----------
      Increase (decrease) in net assets from
         operations                               261,259     (734,828)   27,386,729     (165,373)   2,299,944
                                               ----------  -----------  ------------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                    63,589    4,770,764    29,545,043   13,903,954   45,003,518
   Cost of units redeemed                        (840,061)  (1,314,849)  (18,729,540)    (229,153)    (776,224)
   Net transfers                                  158,329      (39,699)   12,341,588    3,991,551   13,876,889
   Contract maintenance charge                     (1,005)      (3,221)      (32,998)         (42)        (402)
                                               ----------  -----------  ------------  -----------  -----------
   Increase (decrease) in net assets from
      capital transactions                       (619,148)   3,412,995    23,124,093   17,666,310   58,103,781
                                               ----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets                (357,889)   2,678,167    50,510,822   17,500,937   60,403,725
Net assets at beginning of period               7,208,970   16,442,147   192,039,162      491,135    1,979,194
                                               ----------  -----------  ------------  -----------  -----------
Net assets at end of period                    $6,851,081  $19,120,314  $242,549,984  $17,992,072  $62,382,919
                                               ==========  ===========  ============  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       2,938      260,969       932,960    1,251,206    3,850,422
   Units redeemed                                 (38,926)     (71,857)     (541,035)     (20,603)     (65,170)
   Units transferred                                7,368       (7,530)      398,389      357,862    1,174,106
                                               ----------  -----------  ------------  -----------  -----------
Increase (decrease) in units outstanding          (28,620)     181,582       790,314    1,588,465    4,959,358
Beginning units                                   340,198      951,148     5,952,719       46,693      183,329
                                               ----------  -----------  ------------  -----------  -----------
Ending units                                      311,578    1,132,730     6,743,033    1,635,158    5,142,687
                                               ==========  ===========  ============  ===========  ===========


                                                 American     American
                                                  Funds         Funds                      Blue
                                                  Growth    Growth-Income                  Chip        Capital
                                                   SAST         SAST         Balanced     Growth        Growth
                                                Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                 (Class 3)    (Class 3)      (Class 3)   (Class 3)    (Class 3)
                                               -----------  -------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (534,226)  $  (515,386)  $   205,411  $  (201,895) $     1,356
   Net realized gains (losses)                      93,652        21,271       449,108      689,827      345,302
   Change in net unrealized appreciation
      (depreciation) of investments                994,297    (1,455,385)     (106,271)     957,044      461,973
                                               -----------   -----------   -----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                                553,723    (1,949,500)      548,248    1,444,976      808,631
                                               -----------   -----------   -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                 65,039,685    61,894,243     2,068,613    2,414,017   23,275,047
   Cost of units redeemed                         (949,156)   (1,055,237)   (2,313,600)  (1,790,825)    (850,639)
   Net transfers                                18,592,686    20,782,548     1,576,008    3,082,477    9,915,705
   Contract maintenance charge                        (384)         (335)       (2,499)      (2,159)        (543)
                                               -----------   -----------   -----------  -----------  -----------
   Increase (decrease) in net assets from
      capital transactions                      82,682,831    81,621,219     1,328,522    3,703,510   32,339,570
                                               -----------   -----------   -----------  -----------  -----------
Increase (decrease) in net assets               83,236,554    79,671,719     1,876,770    5,148,486   33,148,201
Net assets at beginning of period                1,493,428     1,588,821    15,537,708   11,395,423    3,086,071
                                               -----------   -----------   -----------  -----------  -----------
Net assets at end of period                    $84,729,982   $81,260,540   $17,414,478  $16,543,909  $36,234,272
                                               ===========   ===========   ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    5,583,137     5,560,667       125,757      341,980    2,601,879
   Units redeemed                                  (80,547)      (94,259)     (138,635)    (265,541)     (96,890)
   Units transferred                             1,579,860     1,869,486        94,710      445,641    1,111,532
                                               -----------   -----------   -----------  -----------  -----------
Increase (decrease) in units outstanding         7,082,450     7,335,894        81,832      522,080    3,616,521
Beginning units                                    140,356       150,241       963,493    1,818,174      384,895
                                               -----------   -----------   -----------  -----------  -----------
Ending units                                     7,222,806     7,486,135     1,045,325    2,340,254    4,001,416
                                               ===========   ===========   ===========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                                            "Dogs"
                                                                               Davis         of
                                                   Cash        Corporate      Venture        Wall       Emerging
                                                Management       Bond          Value        Street       Markets
                                                 Portfolio     Portfolio     Portfolio    Portfolio     Portfolio
                                                 (Class 3)     (Class 3)     (Class 3)    (Class 3)     (Class 3)
                                               ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  4,484,708  $  7,662,596  $ (5,680,764) $   136,649  $    472,207
   Net realized gains (losses)                    4,032,803       157,625    38,695,605    1,835,769    22,747,513
   Change in net unrealized appreciation
      (depreciation) of investments              (3,361,599)    2,970,884   (11,818,341)  (2,658,966)   14,418,611
                                               ------------  ------------  ------------  -----------  ------------
      Increase (decrease) in net assets from
         operations                               5,155,912    10,791,105    21,196,500     (686,548)   37,638,331
                                               ------------  ------------  ------------  -----------  ------------
From capital transactions:
   Net proceeds from units sold                  60,576,196    93,710,213    96,036,588    3,326,562    39,889,824
   Cost of units redeemed                       (95,059,980)  (24,625,280)  (50,694,171)  (2,519,990)   (8,299,544)
   Net transfers                                 93,078,071    61,395,220    52,767,730     (653,620)   14,235,947
   Contract maintenance charge                      (23,122)      (28,895)      (79,409)      (2,203)      (11,086)
                                               ------------  ------------  ------------  -----------  ------------
      Increase (decrease) in net assets from
         capital transactions                    58,571,165   130,451,258    98,030,738      150,749    45,815,141
                                               ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets                63,727,077   141,242,363   119,227,238     (535,799)   83,453,472
Net assets at beginning of period               165,908,135   225,928,781   560,311,210   18,180,059    77,151,152
                                               ------------  ------------  ------------  -----------  ------------
Net assets at end of period                    $229,635,212  $367,171,144  $679,538,448  $17,644,260  $160,604,624
                                               ============  ============  ============  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     4,568,724     5,395,104     2,539,693      257,377     1,802,255
   Units redeemed                                (7,099,472)   (1,380,447)   (1,275,270)    (194,903)     (358,130)
   Units transferred                              6,979,773     3,465,868     1,411,787      (49,634)      633,748
                                               ------------  ------------  ------------  -----------  ------------
Increase (decrease) in units outstanding          4,449,025     7,480,525     2,676,210       12,840     2,077,873
Beginning units                                  12,567,915    12,841,383    14,644,705    1,413,505     4,091,398
                                               ------------  ------------  ------------  -----------  ------------
Ending units                                     17,016,940    20,321,908    17,320,915    1,426,345     6,169,271
                                               ============  ============  ============  ===========  ============



                                                   Equity        Foreign    Fundamental     Global       Global
                                               Opportunities      Value        Growth        Bond       Equities
                                                 Portfolio      Portfolio    Portfolio    Portfolio   Portfolio
                                                 (Class 3)      (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                               -------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (40,300)  $    726,861  $  (356,626) $  (722,482) $  (164,608)
   Net realized gains (losses)                    7,519,244     32,409,720      523,069      155,609    1,736,064
   Change in net unrealized appreciation
      (depreciation) of investments              (8,492,606)    15,750,072    2,985,365    6,578,889    1,182,753
                                                -----------   ------------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                              (1,013,662)    48,886,653    3,151,808    6,012,016    2,754,209
                                                -----------   ------------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                   5,309,309     37,129,458   37,251,297   19,791,851    7,693,143
   Cost of units redeemed                        (7,274,806)   (46,896,440)  (1,195,347)  (5,401,184)  (3,050,797)
   Net transfers                                  1,625,609      6,096,637   13,069,037   11,127,465      164,332
   Contract maintenance charge                       (7,230)       (66,128)        (969)      (4,161)      (2,655)
                                                -----------   ------------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                      (347,118)    (3,736,473)  49,124,018   25,513,971    4,804,023
                                                -----------   ------------  -----------  -----------  -----------
Increase (decrease) in net assets                (1,360,780)    45,150,180   52,275,826   31,525,987    7,558,232
Net assets at beginning of period                60,618,449    398,541,135    4,947,564   47,205,334   27,993,123
                                                -----------   ------------  -----------  -----------  -----------
Net assets at end of period                     $59,257,669   $443,691,315  $57,223,390  $78,731,321  $35,551,355
                                                ===========   ============  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       259,787      1,776,346    1,920,870    1,127,726      313,626
   Units redeemed                                  (351,147)    (2,176,562)     (59,722)    (300,511)    (120,831)
   Units transferred                                 81,290        279,792      654,398      615,223        6,172
                                                -----------   ------------  -----------  -----------  -----------
Increase (decrease) in units outstanding            (10,070)      (120,424)   2,515,546    1,442,438      198,967
Beginning units                                   2,954,863     20,072,470      264,972    2,672,319    1,185,703
                                                -----------   ------------  -----------  -----------  -----------
Ending units                                      2,944,793     19,952,046    2,780,518    4,114,757    1,384,670
                                                ===========   ============  ===========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                                                          International
                                                                                           International     Growth
                                                  Growth                      High-Yield    Diversified        and
                                               Opportunities  Growth-Income      Bond         Equities       Income
                                                 Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
                                                 (Class 3)      (Class 3)      (Class 3)     (Class 3)      (Class 3)
                                               -------------  -------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (656,098)   $  (195,639)  $ 4,976,619   $  1,210,259   $     90,083
   Net realized gains (losses)                      990,925      1,125,013       848,744      8,813,008     26,576,613
   Change in net unrealized appreciation
      (depreciation) of investments               6,771,675      1,028,733    (6,215,456)    24,722,218    (21,902,640)
                                                -----------    -----------   -----------   ------------   ------------
      Increase (decrease) in net assets from
         operations                               7,106,502      1,958,107      (390,093)    34,745,485      4,764,056
                                                -----------    -----------   -----------   ------------   ------------
From capital transactions:
   Net proceeds from units sold                   9,161,267      4,520,644    11,670,462     54,449,556     76,890,389
   Cost of units redeemed                        (2,494,769)    (3,276,080)  (11,042,722)   (26,869,951)   (12,664,973)
   Net transfers                                  5,805,742      1,118,670    (1,710,844)    12,190,366     37,537,146
   Contract maintenance charge                       (4,067)        (3,084)       (8,490)       (42,783)       (14,442)
                                                -----------    -----------   -----------   ------------   ------------
      Increase (decrease) in net assets from
         capital transactions                    12,468,173      2,360,150    (1,091,594)    39,727,188    101,748,120
                                                -----------    -----------   -----------   ------------   ------------
Increase (decrease) in net assets                19,574,675      4,318,257    (1,481,687)    74,472,673    106,512,176
Net assets at beginning of period                28,417,659     21,335,072    83,936,765    250,526,418    117,562,282
                                                -----------    -----------   -----------   ------------   ------------
Net assets at end of period                     $47,992,334    $25,653,329   $82,455,078   $324,999,091   $224,074,458
                                                ===========    ===========   ===========   ============   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     1,533,941        143,725       571,466      3,532,785      3,983,477
   Units redeemed                                  (402,163)       (98,950)     (528,362)    (1,715,063)      (639,572)
   Units transferred                                958,977         34,731       (83,084)       770,190      1,924,620
                                                -----------    -----------   -----------   ------------   ------------
Increase (decrease) in units outstanding          2,090,755         79,506       (39,980)     2,587,912      5,268,525
Beginning units                                   5,078,330        685,463     4,049,169     17,448,046      6,342,643
                                                -----------    -----------   -----------   ------------   ------------
Ending units                                      7,169,085        764,969     4,009,189     20,035,958     11,611,168
                                                ===========    ===========   ===========   ============   ============

                                                               MFS
                                                Marsico    Massachusetts       MFS
                                                Focused      Investors        Total       Mid-Cap        Real
                                                 Growth        Trust          Return      Growth        Estate
                                               Portfolio     Portfolio      Portfolio    Portfolio     Portfolio
                                               (Class 3)     (Class 3)      (Class 3)    (Class 3)     (Class 3)
                                              -----------  -------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  (645,069)  $  (349,638)  $  2,732,694  $(1,303,457) $   (390,969)
   Net realized gains (losses)                  3,513,037     2,428,236     17,189,496    3,227,616    22,356,767
   Change in net unrealized appreciation
      (depreciation) of investments             1,639,365     2,386,504    (13,804,000)   9,178,899   (45,321,530)
                                              -----------   -----------   ------------  -----------  ------------
      Increase (decrease) in net assets from
         operations                             4,507,333     4,465,102      6,118,190   11,103,058   (23,355,732)
                                              -----------   -----------   ------------  -----------  ------------
From capital transactions:
   Net proceeds from units sold                 8,432,548     2,485,204     37,927,825   13,182,959    43,448,092
   Cost of units redeemed                      (3,473,355)   (6,432,967)   (27,917,361)  (8,743,066)   (8,546,780)
   Net transfers                                  487,275      (916,595)    31,171,031   (1,774,958)   17,659,346
   Contract maintenance charge                     (3,653)       (8,090)       (36,222)     (12,560)      (13,706)
                                              -----------   -----------   ------------  -----------  ------------
      Increase (decrease) in net assets from
         capital transactions                   5,442,815    (4,872,448)    41,145,273    2,652,375    52,546,952
                                              -----------   -----------   ------------  -----------  ------------
Increase (decrease) in net assets               9,950,148      (407,346)    47,263,463   13,755,433    29,191,220
Net assets at beginning of period              36,778,126    53,764,055    278,884,644   76,689,316   107,216,539
                                              -----------   -----------   ------------  -----------  ------------
Net assets at end of period                   $46,728,274   $53,356,709   $326,148,107  $90,444,749  $136,407,759
                                              ===========   ===========   ============  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     673,227       103,326      1,363,342    1,103,219     1,520,659
   Units redeemed                                (273,306)     (261,932)      (980,008)    (739,544)     (286,933)
   Units transferred                               30,182       (37,957)     1,099,165     (170,451)      653,250
                                              -----------   -----------   ------------  -----------  ------------
Increase (decrease) in units outstanding          430,103      (196,563)     1,482,499      193,224     1,886,976
Beginning units                                 3,057,551     2,321,999     10,084,962    7,154,175     3,472,777
                                              -----------   -----------   ------------  -----------  ------------
Ending units                                    3,487,654     2,125,436     11,567,461    7,347,399     5,359,753
                                              ===========   ===========   ============  ===========  ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                  Small &
                                                    Mid         Small                                 Total
                                                    Cap        Company                   Telecom     Return
                                                   Value        Value      Technology    Utility      Bond
                                                 Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                                 (Class 3)    (Class 3)    (Class 3)    (Class 3)   (Class 3)
                                               ------------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (3,327,185) $  (700,163) $  (242,466) $   81,607  $  166,107
   Net realized gains (losses)                   18,780,173      836,967      597,758     185,194      (8,863)
   Change in net unrealized appreciation
      (depreciation) of investments             (19,633,806)  (6,680,877)   2,088,083     241,749     (78,605)
                                               ------------  -----------  -----------  ----------  ----------
      Increase (decrease) in net assets from
         operations                              (4,180,818)  (6,544,073)   2,443,375     508,550      78,639
                                               ------------  -----------  -----------  ----------  ----------
From capital transactions:
   Net proceeds from units sold                  62,652,618   31,415,065    3,345,654   2,900,007   1,260,142
   Cost of units redeemed                       (28,438,401)  (1,912,272)  (1,663,339)   (164,499)   (261,385)
   Net transfers                                 31,775,874   21,279,131    5,679,627   2,255,694     727,269
   Contract maintenance charge                      (40,051)      (2,911)      (2,746)       (185)        (24)
                                               ------------  -----------  -----------  ----------  ----------
      Increase (decrease) in net assets from
         capital transactions                    65,950,040   50,779,013    7,359,196   4,991,017   1,726,002
                                               ------------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets                61,769,222   44,234,940    9,802,571   5,499,567   1,804,641
Net assets at beginning of period               249,417,557   20,238,125   12,558,333   1,186,455   1,662,700
                                               ------------  -----------  -----------  ----------  ----------
Net assets at end of period                    $311,186,779  $64,473,065  $22,360,904  $6,686,022  $3,467,341
                                               ============  ===========  ===========  ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     3,285,378    3,024,087    1,205,198     173,192      65,137
   Units redeemed                                (1,463,338)    (186,009)    (629,528)     (9,814)    (14,718)
   Units transferred                              1,671,977    2,102,437    1,964,321     134,427      36,286
                                               ------------  -----------  -----------  ----------  ----------
Increase (decrease) in units outstanding          3,494,017    4,940,515    2,539,991     297,805      86,705
Beginning units                                  13,641,167    1,999,516    5,308,607      79,302      78,968
                                               ------------  -----------  -----------  ----------  ----------
Ending units                                     17,135,184    6,940,031    7,848,598     377,107     165,673
                                               ============  ===========  ===========  ==========  ==========


                                                                             Growth
                                                 Capital                      and        Diversified      Equity
                                                  Growth      Comstock       Income     International     Income
                                                Portfolio     Portfolio     Portfolio       Account      Account
                                                (Class II)   (Class II)    (Class II)     (Class 1)     (Class 1)
                                               -----------  ------------  ------------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (441,843) $    150,229  $ (1,312,248)  $   40,685    $  (297,438)
   Net realized gains (losses)                   1,687,010    21,030,416    31,636,466      891,603      4,407,356
   Change in net unrealized appreciation
      (depreciation) of investments              2,573,227   (33,697,211)  (26,853,166)    (372,586)    (1,788,717)
                                               -----------  ------------  ------------   ----------    -----------
      Increase (decrease) in net assets from
         operations                              3,818,394   (12,516,566)    3,471,052      559,702      2,321,201
                                               -----------  ------------  ------------   ----------    -----------
From capital transactions:
   Net proceeds from units sold                    776,238    16,544,309    70,075,892       58,972      1,395,228
   Cost of units redeemed                       (3,201,831)  (48,564,043)  (59,172,871)    (246,280)    (6,003,868)
   Net transfers                                (1,690,060)     (866,246)   34,768,413    1,894,082      3,674,006
   Contract maintenance charge                      (6,011)      (80,530)      (94,376)        (431)        (7,421)
                                               -----------  ------------  ------------   ----------    -----------
      Increase (decrease) in net assets from
         capital transactions                   (4,121,664)  (32,966,510)   45,577,058    1,706,343       (942,055)
                                               -----------  ------------  ------------   ----------    -----------
Increase (decrease) in net assets                 (303,270)  (45,483,076)   49,048,110    2,266,045      1,379,146
Net assets at beginning of period               28,337,928   376,648,609   488,270,723    3,361,967     60,395,735
                                               -----------  ------------  ------------   ----------    -----------
Net assets at end of period                    $28,034,658  $331,165,533  $537,318,833   $5,628,012    $61,774,881
                                               ===========  ============  ============   ==========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       72,048     1,154,623     4,483,165        6,983        129,186
   Units redeemed                                 (304,654)   (3,372,161)   (3,733,838)     (28,464)      (546,819)
   Units transferred                              (170,961)      (33,433)    2,217,777      220,922        336,432
                                               -----------  ------------  ------------   ----------    -----------
Increase (decrease) in units outstanding          (403,567)   (2,250,971)    2,967,104      199,441        (81,201)
Beginning units                                  2,909,668    26,646,078    31,791,446      430,300      5,752,545
                                               -----------  ------------  ------------   ----------    -----------
Ending units                                     2,506,101    24,395,107    34,758,550      629,741      5,671,344
                                               ===========  ============  ============   ==========    ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                                             LargeCap    LargeCap      MidCap       Money
                                                 Income       Blend       Growth       Stock        Market
                                                 Account    Account II    Account     Account      Account
                                                (Class 1)    (Class 1)   (Class 1)   (Class 1)    (Class 1)
                                               -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   799,894  $   38,761  $  (20,370) $   (39,741) $   149,325
   Net realized gains (losses)                     (47,872)    640,888      55,014      693,809            0
   Change in net unrealized appreciation
      (depreciation) of investments                (48,026)   (353,355)    311,008   (1,306,550)           0
                                               -----------  ----------  ----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                                703,996     326,294     345,652     (652,482)     149,325
                                               -----------  ----------  ----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                    217,943      90,484       9,976       26,468      128,212
   Cost of units redeemed                       (1,570,619)   (900,704)   (124,906)    (678,432)  (1,469,586)
   Net transfers                                 1,802,566     304,954     105,003      (21,346)   1,889,110
   Contract maintenance charge                      (2,030)     (1,613)       (545)        (839)      (1,921)
                                               -----------  ----------  ----------  -----------  -----------
   Increase (decrease) in net assets from
      capital transactions                         447,860    (506,879)    (10,472)    (674,149)     545,815
                                               -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets                1,151,856    (180,585)    335,180   (1,326,631)     695,140
Net assets at beginning of period               15,411,695   9,158,305   1,595,675    7,472,559    3,665,896
                                               -----------  ----------  ----------  -----------  -----------
Net assets at end of period                    $16,563,551  $8,977,720  $1,930,855  $ 6,145,928  $ 4,361,036
                                               ===========  ==========  ==========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       29,810      12,245       1,285        2,402       21,317
   Units redeemed                                 (213,415)   (121,589)    (16,266)     (61,769)    (243,414)
   Units transferred                               246,057      38,944      13,851       (6,009)     314,352
                                               -----------  ----------  ----------  -----------  -----------
Increase (decrease) in units outstanding            62,452     (70,400)     (1,130)     (65,376)      92,255
Beginning units                                  2,122,228   1,296,826     221,503      692,928      616,894
                                               -----------  ----------  ----------  -----------  -----------
Ending units                                     2,184,680   1,226,426     220,373      627,552      709,149
                                               ===========  ==========  ==========  ===========  ===========

                                                               Real                         SAM           SAM
                                                 Mortgage     Estate         SAM       Conservative  Conservative
                                                Securities  Securities     Balanced      Balanced       Growth
                                                 Account      Account     Portfolio      Portfolio     Portfolio
                                                (Class 1)    (Class 1)    (Class 1)      (Class 1)     (Class 1)
                                               -----------  ----------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   419,465  $   40,331  $  1,973,753   $   343,438   $   143,511
   Net realized gains (losses)                    (125,493)    532,564     5,907,921       577,456     3,262,168
   Change in net unrealized appreciation
      (depreciation) of investments                188,181    (932,332)    4,696,637       102,522     2,585,255
                                               -----------  ----------  ------------   -----------   -----------
      Increase (decrease) in net assets from
         operations                                482,153    (359,437)   12,578,311     1,023,416     5,990,934
                                               -----------  ----------  ------------   -----------   -----------
From capital transactions:
   Net proceeds from units sold                      8,449      80,978       779,087           426       387,374
   Cost of units redeemed                       (1,249,215)   (120,943)  (18,869,099)   (1,545,384)   (6,737,642)
   Net transfers                                (1,176,471)   (271,708)    1,638,094        73,510    (1,918,420)
   Contract maintenance charge                      (3,057)       (308)      (26,313)       (1,742)      (13,341)
                                               -----------  ----------  ------------   -----------   -----------
   Increase (decrease) in net assets from
      capital transactions                      (2,420,294)   (311,981)  (16,478,231)   (1,473,190)   (8,282,029)
                                               -----------  ----------  ------------   -----------   -----------
Increase (decrease) in net assets               (1,938,141)   (671,418)   (3,899,920)     (449,774)   (2,291,095)
Net assets at beginning of period               11,351,666   1,991,443   183,998,899    17,517,026    80,620,425
                                               -----------  ----------  ------------   -----------   -----------
Net assets at end of period                    $ 9,413,525  $1,320,025  $180,098,979   $17,067,252   $78,329,330
                                               ===========  ==========  ============   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        1,193       3,642        74,681            59        34,142
   Units redeemed                                 (184,644)     (5,987)   (1,785,129)     (205,664)     (596,130)
   Units transferred                              (172,921)    (14,907)      153,027        10,615      (168,174)
                                               -----------  ----------  ------------   -----------   -----------
Increase (decrease) in units outstanding          (356,372)    (17,252)   (1,557,421)     (194,990)     (730,162)
Beginning units                                  1,695,485      94,034    18,183,081     2,412,113     7,480,827
                                               -----------  ----------  ------------   -----------   -----------
Ending units                                     1,339,113      76,782    16,625,660     2,217,123     6,750,665
                                               ===========  ==========  ============   ===========   ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                   SAM          SAM                   SmallCap    SmallCap
                                                 Flexible    Strategic   Short-Term    Growth      Value
                                                  Income       Growth      Income      Account    Account
                                                Portfolio    Portfolio     Account       II          I
                                                (Class 1)    (Class 1)    (Class 1)   (Class 1)  (Class 1)
                                               -----------  -----------  ----------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ 1,010,409  $   (69,493) $  121,358  $  (27,163) $     999
                                               -----------  -----------  ----------  ----------  ---------
   Net realized gains (losses)                     860,949    1,111,089     (19,978)     98,374     45,856
   Change in net unrealized appreciation
      (depreciation) of investments               (462,094)     820,646      (2,913)     (4,631)   (86,311)
                                               -----------  -----------  ----------  ----------  ---------
      Increase (decrease) in net assets from
         operations                              1,409,264    1,862,242      98,467      66,580    (39,456)
                                               -----------  -----------  ----------  ----------  ---------
From capital transactions:
   Net proceeds from units sold                      4,556      315,047      10,200          48          0
   Cost of units redeemed                       (3,066,586)  (2,039,472)   (378,733)   (240,566)    (9,969)
   Net transfers                                   911,358     (102,413)     70,340      (6,023)   146,937
   Contract maintenance charge                      (5,370)      (5,244)       (908)       (321)       (98)
                                               -----------  -----------  ----------  ----------  ---------
      Increase (decrease) in net assets from
         capital transactions                   (2,156,042)  (1,832,082)   (299,101)   (246,862)   136,870
                                               -----------  -----------  ----------  ----------  ---------
Increase (decrease) in net assets                 (746,778)      30,160    (200,634)   (180,282)    97,414
Net assets at beginning of period               32,371,535   24,061,064   3,500,054   1,863,932    217,020
                                               -----------  -----------  ----------  ----------  ---------
Net assets at end of period                    $31,624,757  $24,091,224  $3,299,420  $1,683,650  $ 314,434
                                               ===========  ===========  ==========  ==========  =========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          533       25,407       1,508           7          0
   Units redeemed                                 (362,949)    (164,514)    (55,773)    (32,997)      (971)
   Units transferred                               106,264       (8,638)     10,297      (1,690)    13,184
                                               -----------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding          (256,152)    (147,745)    (43,968)    (34,680)    12,213
Beginning units                                  3,921,709    2,028,132     525,980     271,871     19,578
                                               -----------  -----------  ----------  ----------  ---------
Ending units                                     3,665,557    1,880,387     482,012     237,191     31,791
                                               ===========  ===========  ==========  ==========  =========

                                                   West                                                LargeCap
                                                  Coast      Diversified      Equity                    Blend
                                                  Equity    International     Income       Income      Account
                                                 Account       Account       Account      Account         II
                                                (Class 1)    (Class 2)      (Class 2)    (Class 2)    (Class 2)
                                               -----------  -------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (235,534)  $   31,778    $  (477,994) $   652,412  $    (4,064)
                                               -----------   ----------    -----------  -----------  -----------
   Net realized gains (losses)                   1,965,983    1,069,792      4,260,793     (147,122)     405,255
   Change in net unrealized appreciation
      (depreciation) of investments                489,297     (497,533)    (2,115,685)      38,440     (275,689)
                                               -----------   ----------    -----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                              2,219,746      604,037      1,667,114      543,730      125,502
                                               -----------   ----------    -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                    818,265       97,629      4,159,083      183,819      168,787
   Cost of units redeemed                       (2,817,798)    (369,608)    (6,730,540)  (4,057,745)  (1,221,777)
   Net transfers                                   881,953    1,664,389      4,119,873      217,061     (169,633)
   Contract maintenance charge                      (4,600)        (381)        (7,631)      (3,265)        (560)
                                               -----------   ----------    -----------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (1,122,180)   1,392,029      1,540,785   (3,660,130)  (1,223,183)
                                               -----------   ----------    -----------  -----------  -----------
Increase (decrease) in net assets                1,097,566    1,996,066      3,207,899   (3,116,400)  (1,097,681)
Net assets at beginning of period               30,663,761    4,461,640     51,305,430   15,802,004    3,474,705
                                               -----------   ----------    -----------  -----------  -----------
Net assets at end of period                    $31,761,327   $6,457,706    $54,513,329  $12,685,604  $ 2,377,024
                                               ===========   ==========    ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       62,788       11,566        394,011       25,738       23,442
   Units redeemed                                 (213,398)     (43,671)      (629,018)    (561,034)    (169,959)
   Units transferred                                68,640      188,401        389,316       29,415      (23,201)
                                               -----------   ----------    -----------  -----------  -----------
Increase (decrease) in units outstanding           (81,970)     156,296        154,309     (505,881)    (169,718)
Beginning units                                  2,438,907      581,190      4,996,995    2,210,997      502,522
                                               -----------   ----------    -----------  -----------  -----------
Ending units                                     2,356,937      737,486      5,151,304    1,705,116      332,804
                                               ===========   ==========    ===========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                                                    Real
                                               LargeCap      MidCap       Money       Mortgage     Estate
                                                 Growth      Stock       Market      Securities  Securities
                                                Account     Account      Account      Account      Account
                                               (Class 2)   (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                               ---------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (15,918) $   (32,406) $   106,158  $   164,852  $   34,507
   Net realized gains (losses)                    84,611      395,729            0      (96,329)    517,801
   Change in net unrealized appreciation
      (depreciation) of investments              124,294     (640,556)           0       92,955    (947,133)
                                               ---------  -----------  -----------  -----------  ----------
      Increase (decrease) in net assets from
         operations                              192,987     (277,233)     106,158      161,478    (394,825)
                                               ---------  -----------  -----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                    1,302       22,358       66,770       16,002      59,143
   Cost of units redeemed                       (219,313)    (871,109)  (6,256,185)  (1,696,155)   (151,432)
   Net transfers                                  62,066     (475,245)   7,796,961     (205,459)   (428,239)
   Contract maintenance charge                      (205)        (535)        (887)      (2,518)       (420)
                                               ---------  -----------  -----------  -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                   (156,150)  (1,324,531)   1,606,659   (1,888,130)   (520,948)
                                               ---------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets                 36,837   (1,601,764)   1,712,817   (1,726,652)   (915,773)
Net assets at beginning of period                957,698    3,927,186    2,724,190    5,028,514   2,294,813
                                               ---------  -----------  -----------  -----------  ----------
Net assets at end of period                    $ 994,535  $ 2,325,422  $ 4,437,007  $ 3,301,862  $1,379,040
                                               =========  ===========  ===========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        151        2,093       11,495        2,429       2,600
   Units redeemed                                (27,488)     (81,955)  (1,056,695)    (257,594)     (8,072)
   Units transferred                               8,011      (48,833)   1,318,136      (30,748)    (22,231)
                                               ---------  -----------  -----------  -----------  ----------
Increase (decrease) in units outstanding         (19,326)    (128,695)     272,936     (285,913)    (27,703)
Beginning units                                  135,152      372,499      468,575      768,702     108,166
                                               ---------  -----------  -----------  -----------  ----------
Ending units                                     115,826      243,804      741,511      482,789      80,463
                                               =========  ===========  ===========  ===========  ==========

                                                                  SAM           SAM           SAM          SAM
                                                    SAM      Conservative  Conservative    Flexible     Strategic
                                                 Balanced      Balanced       Growth        Income        Growth
                                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                               ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  1,135,907  $   342,111   $   (100,959) $  1,443,635  $  (207,830)
   Net realized gains (losses)                    9,079,944    1,165,515      4,457,003     1,766,329    1,264,627
   Change in net unrealized appreciation
      (depreciation) of investments                  76,654     (313,033)       975,586    (1,152,083)   1,129,978
                                               ------------  -----------   ------------  ------------  -----------
      Increase (decrease) in net assets from
         operations                              10,292,505    1,194,593      5,331,630     2,057,881    2,186,775
                                               ------------  -----------   ------------  ------------  -----------
From capital transactions:
   Net proceeds from units sold                   4,263,210      684,159      1,712,425       849,523    2,192,374
   Cost of units redeemed                       (36,450,475)  (6,174,438)   (11,382,999)  (14,629,343)  (3,372,259)
   Net transfers                                  1,010,455     (716,251)    (2,970,792)      646,861      509,266
   Contract maintenance charge                      (28,416)      (4,163)       (13,202)      (12,835)      (5,552)
                                               ------------  -----------   ------------  ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (31,205,226)  (6,210,693)   (12,654,568)  (13,145,794)    (676,171)
                                               ------------  -----------   ------------  ------------  -----------
Increase (decrease) in net assets               (20,912,721)  (5,016,100)    (7,322,938)  (11,087,913)   1,510,604
Net assets at beginning of period               166,390,537   24,267,380     76,120,627    55,327,490   29,288,163
                                               ------------  -----------   ------------  ------------  -----------
Net assets at end of period                    $145,477,816  $19,251,280   $ 68,797,689  $ 44,239,577  $30,798,767
                                               ============  ===========   ============  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       413,940       67,576        154,763        90,365      177,647
   Units redeemed                                (3,527,095)    (841,817)    (1,026,255)   (1,764,038)    (272,556)
   Units transferred                                 92,854      (96,366)      (264,587)       74,877       37,232
                                               ------------  -----------   ------------  ------------  -----------
Increase (decrease) in units outstanding         (3,020,301)    (870,607)    (1,136,079)   (1,598,796)     (57,677)
Beginning units                                  16,711,342    3,394,114      7,199,949     6,820,316    2,516,995
                                               ------------  -----------   ------------  ------------  -----------
Ending units                                     13,691,041    2,523,507      6,063,870     5,221,520    2,459,318
                                               ============  ===========   ============  ============  ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                                                                                Columbia
                                                                                                  Asset
                                                             SmallCap   SmallCap      West     Allocation
                                                Short-Term    Growth     Value       Coast        Fund,
                                                  Income     Account    Account      Equity     Variable
                                                 Account        II         I        Account      Series
                                                (Class 2)   (Class 2)  (Class 2)   (Class 2)    (Class A)
                                               -----------  ---------  ---------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    92,389  $ (14,977) $  1,208   $  (148,449) $   18,307
   Net realized gains (losses)                     (40,653)    69,278    39,441     1,429,945     140,185
   Change in net unrealized appreciation
      (depreciation) of investments                 20,666    (14,116)  (70,317)     (378,633)    (59,014)
                                               -----------  ---------  --------   -----------  ----------
      Increase (decrease) in net assets from
         operations                                 72,402     40,185   (29,668)      902,863      99,478
                                               -----------  ---------  --------   -----------  ----------
From capital transactions:
   Net proceeds from units sold                      4,183      3,274     9,391       414,714           0
   Cost of units redeemed                       (1,162,066)  (250,532)  (23,617)   (2,378,555)    (92,795)
   Net transfers                                   274,720    (10,107)   11,865    (1,645,236)     48,058
   Contract maintenance charge                        (774)      (184)      (84)       (2,314)       (263)
                                               -----------  ---------  --------   -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                     (883,937)  (257,549)   (2,445)   (3,611,391)    (45,000)
                                               -----------  ---------  --------   -----------  ----------
Increase (decrease) in net assets                 (811,535)  (217,364)  (32,113)   (2,708,528)     54,478
Net assets at beginning of period                3,160,390    994,542   260,044    14,402,243   1,373,371
                                               -----------  ---------  --------   -----------  ----------
Net assets at end of period                    $ 2,348,855  $ 777,178  $227,931   $11,693,715  $1,427,849
                                               ===========  =========  ========   ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          636        427       869        32,486           0
   Units redeemed                                 (174,852)   (34,787)   (2,239)     (184,898)     (7,899)
   Units transferred                                41,867     (1,426)    1,041      (128,954)      3,910
                                               -----------  ---------  --------   -----------  ----------
Increase (decrease) in units outstanding          (132,349)   (35,786)     (329)     (281,366)     (3,989)
Beginning units                                    480,261    147,936    23,541     1,174,244     121,392
                                               -----------  ---------  --------   -----------  ----------
Ending units                                       347,912    112,150    23,212       892,878     117,403
                                               ===========  =========  ========   ===========  ==========

                                                Columbia    Columbia                  Columbia
                                                  Large       Small      Columbia      Marsico     Columbia
                                                   Cap       Company       High        Focused      Marsico
                                                  Value      Growth       Yield       Equities      Growth
                                                  Fund,       Fund,       Fund,         Fund,        Fund,
                                                Variable    Variable     Variable     Variable     Variable
                                                  Series     Series       Series       Series       Series
                                                (Class A)   (Class A)    (Class A)    (Class A)    (Class A)
                                               ----------  ----------  -----------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (8,891) $  (66,958) $ 1,062,567  $ (1,250,990) $ (108,263)
   Net realized gains (losses)                    723,403      99,831      606,929     4,157,048     240,097
   Change in net unrealized appreciation
      (depreciation) of investments              (616,291)    433,334   (1,617,090)    6,441,050     930,668
                                               ----------  ----------  -----------  ------------  ----------
      Increase (decrease) in net assets from
         operations                                98,221     466,207       52,406     9,347,108   1,062,502
                                               ----------  ----------  -----------  ------------  ----------
From capital transactions:
   Net proceeds from units sold                   668,123      59,006    2,308,909     9,131,944     438,134
   Cost of units redeemed                        (527,324)   (268,443)  (4,516,484)  (10,402,373)   (435,616)
   Net transfers                                  117,452    (115,660)    (461,536)   (1,215,900)    105,913
   Contract maintenance charge                       (800)       (338)      (2,948)       (8,102)       (702)
                                               ----------  ----------  -----------  ------------  ----------
      Increase (decrease) in net assets from
         capital transactions                     257,451    (325,435)  (2,672,059)   (2,494,431)    107,729
                                               ----------  ----------  -----------  ------------  ----------
Increase (decrease) in net assets                 355,672     140,772   (2,619,653)    6,852,677   1,170,231
Net assets at beginning of period               7,643,812   4,061,145   30,752,895    78,555,725   6,660,456
                                               ----------  ----------  -----------  ------------  ----------
Net assets at end of period                    $7,999,484  $4,201,917  $28,133,242  $ 85,408,402  $7,830,687
                                               ==========  ==========  ===========  ============  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      49,354       4,641      144,048       734,356      39,302
   Units redeemed                                 (38,742)    (20,540)    (282,654)     (825,127)    (38,215)
   Units transferred                                9,267      (8,978)     (30,260)      (87,197)      9,086
                                               ----------  ----------  -----------  ------------  ----------
Increase (decrease) in units outstanding           19,879     (24,877)    (168,866)     (177,968)     10,173
Beginning units                                   581,409     337,697    1,942,396     6,596,122     630,078
                                               ----------  ----------  -----------  ------------  ----------
Ending units                                      601,288     312,820    1,773,530     6,418,154     640,251
                                               ==========  ==========  ===========  ============  ==========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                Columbia     Columbia      Columbia
                                                 Marsico       Mid         Marsico
                                                  21st         Cap      International
                                                 Century      Growth    Opportunities
                                                  Fund,       Fund,         Fund,          Asset        Global
                                                Variable     Variable      Variable     Allocation      Growth
                                                 Series       Series        Series         Fund          Fund
                                                (Class A)   (Class A)     (Class B)      (Class 2)     (Class 2)
                                               ----------  -----------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (25,369) $  (33,408)   $ (124,204)   $    929,577  $  6,567,099
   Net realized gains (losses)                    203,395     518,126       698,937      10,138,678    43,798,438
   Change in net unrealized appreciation
      (depreciation) of investments               195,945    (108,414)      857,296      (3,591,099)   20,301,218
                                               ----------  ----------    ----------    ------------  ------------
      Increase (decrease) in net assets from
         operations                               373,971     376,304     1,432,029       7,477,156    70,666,755
                                               ----------  ----------    ----------    ------------  ------------
From capital transactions:
   Net proceeds from units sold                    27,510       2,844       519,718       2,319,137    30,429,094
   Cost of units redeemed                        (142,766)   (195,789)     (454,856)    (24,911,148)  (65,839,686)
   Net transfers                                  203,429    (137,313)     (150,903)     16,986,060    39,360,429
   Contract maintenance charge                       (142)       (253)         (770)        (51,240)      (95,064)
                                               ----------  ----------    ----------    ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                      88,031    (330,511)      (86,811)     (5,657,191)    3,854,773
                                               ----------  ----------    ----------    ------------  ------------
Increase (decrease) in net assets                 462,002      45,793     1,345,218       1,819,965    74,521,528
Net assets at beginning of period               2,152,593   2,165,600     7,939,963     149,201,594   522,537,934
                                               ----------  ----------    ----------    ------------  ------------
Net assets at end of period                    $2,614,595  $2,211,393    $9,285,181    $151,021,559  $597,059,462
                                               ==========  ==========    ==========    ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       1,515         261        25,633         137,273     1,346,775
   Units redeemed                                  (8,109)    (17,945)      (21,897)     (1,471,651)   (2,812,699)
   Units transferred                               11,259     (12,385)       (6,824)      1,006,414     1,721,645
                                               ----------  ----------    ----------    ------------  ------------
Increase (decrease) in units outstanding            4,665     (30,069)       (3,088)       (327,964)      255,721
Beginning units                                   133,483     224,283       407,568       9,276,573    24,092,230
                                               ----------  ----------    ----------    ------------  ------------
Ending units                                      138,148     194,214       404,480       8,948,609    24,347,951
                                               ==========  ==========    ==========    ============  ============

                                                                                Asset         Cash
                                                  Growth     Growth-Income   Allocation    Management      Growth
                                                   Fund          Fund           Fund          Fund          Fund
                                                 (Class 2)     (Class 2)      (Class 3)     (Class 3)     (Class 3)
                                               ------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (6,875,153) $   (724,168)  $    608,774  $  1,056,940  $ (2,298,605)
   Net realized gains (losses)                   89,752,521    49,526,714      3,961,269       436,325    39,038,564
   Change in net unrealized appreciation
      (depreciation) of investments               2,406,467   (20,474,628)      (621,329)     (856,080)   10,269,609
                                               ------------  ------------   ------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                              85,283,835    28,327,918      3,948,714       637,185    47,009,568
                                               ------------  ------------   ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                  35,202,851    36,616,165        439,533        72,183     2,103,225
   Cost of units redeemed                       (96,095,503)  (99,236,597)   (12,814,775)  (12,591,457)  (62,800,463)
   Net transfers                                 14,871,044    35,083,063      3,709,564    13,846,750   (11,767,187)
   Contract maintenance charge                     (143,556)     (156,295)       (23,917)       (8,079)     (137,952)
                                               ------------  ------------   ------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (46,165,164)  (27,693,664)    (8,689,595)    1,319,397   (72,602,377)
                                               ------------  ------------   ------------  ------------  ------------
Increase (decrease) in net assets                39,118,671       634,254     (4,740,881)    1,956,582   (25,592,809)
Net assets at beginning of period               795,069,301   784,498,398     76,054,888    18,196,166   451,036,649
                                               ------------  ------------   ------------  ------------  ------------
Net assets at end of period                    $834,187,972  $785,132,652   $ 71,314,007  $ 20,152,748  $425,443,840
                                               ============  ============   ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     1,678,759     1,958,090          8,878         3,466        10,759
   Units redeemed                                (4,409,616)   (5,194,434)      (256,860)     (570,900)     (322,094)
   Units transferred                                705,978     1,850,621         74,215       626,158       (60,408)
                                               ------------  ------------   ------------  ------------  ------------
Increase (decrease) in units outstanding         (2,024,879)   (1,385,723)      (173,767)       58,724      (371,743)
Beginning units                                  39,467,458    43,071,182      1,601,343       836,379     2,476,760
                                               ------------  ------------   ------------  ------------  ------------
Ending units                                     37,442,579    41,685,459      1,427,576       895,103     2,105,017
                                               ============  ============   ============  ============  ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                                                 U.S.
                                                                                           Government/AAA-   Growth and
                                               Growth-Income  High-Income  International  Rated Securities     Income
                                                    Fund       Bond Fund        Fund            Fund         Portfolio
                                                 (Class 3)     (Class 3)     (Class 3)        (Class 3)      (Class VC)
                                               -------------  -----------  -------------  ----------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    772,987   $ 2,911,627  $    196,213     $  1,795,501    $   (615,876)
   Net realized gains (losses)                   20,245,316      (917,301)   11,165,628         (823,814)     27,747,765
   Change in net unrealized appreciation
      (depreciation) of investments              (2,952,912)   (1,827,181)    9,444,121          534,222     (23,237,230)
                                               ------------   -----------  ------------     ------------    ------------
      Increase (decrease) in net assets from
         operations                              18,065,391       167,145    20,805,962        1,505,909       3,894,659
                                               ------------   -----------  ------------     ------------    ------------
From capital transactions:
   Net proceeds from units sold                   2,323,376       140,339       882,032          109,616      53,533,161
   Cost of units redeemed                       (65,248,156)   (5,161,041)  (17,958,032)      (4,655,032)    (30,667,308)
   Net transfers                                 (7,734,531)     (973,542)     (648,697)         (38,791)      8,903,794
   Contract maintenance charge                     (151,470)      (11,838)      (35,054)         (10,528)        (49,161)
                                               ------------   -----------  ------------     ------------    ------------
      Increase (decrease) in net assets from
         capital transactions                   (70,810,781)   (6,006,082)  (17,759,751)      (4,594,735)     31,720,486
                                               ------------   -----------  ------------     ------------    ------------
Increase (decrease) in net assets               (52,745,390)   (5,838,937)    3,046,211       (3,088,826)     35,615,145
Net assets at beginning of period               457,705,512    33,496,125   120,436,613       31,959,063     246,019,110
                                               ------------   -----------  ------------     ------------    ------------
Net assets at end of period                    $404,960,122   $27,657,188  $123,482,824     $ 28,870,237    $281,634,255
                                               ============   ===========  ============     ============    ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        16,787         1,869        16,217            3,347       3,821,794
   Units redeemed                                  (468,768)      (73,789)     (328,502)        (142,859)     (2,172,493)
   Units transferred                                (55,273)      (13,804)      (12,662)          (1,715)        640,009
                                               ------------   -----------  ------------     ------------    ------------
Increase (decrease) in units outstanding           (507,254)      (85,724)     (324,947)        (141,227)      2,289,310
Beginning units                                   3,444,347       489,770     2,405,011          996,762      17,926,774
                                               ------------   -----------  ------------     ------------    ------------
Ending units                                      2,937,093       404,046     2,080,064          855,535      20,216,084
                                               ============   ===========  ============     ============    ============

                                                                 BB&T
                                                  Mid Cap      Capital      BB&T                     BB&T
                                                   Value       Manager   Large Cap      BB&T       Mid Cap
                                                 Portfolio      Equity     Growth    Large Cap      Growth
                                                 (Class VC)      VIF      VIF (1)       VIF          VIF
                                               ------------  ----------  ---------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (1,099,946) $   55,863  $     (54) $   15,868    $  (54,346)
   Net realized gains (losses)                   15,828,426     508,851     15,227     466,941       486,888
   Change in net unrealized appreciation
      (depreciation) of investments             (14,655,559)   (576,407)   (10,167)   (793,506)      537,783
                                               ------------  ----------  ---------  ----------    ----------
      Increase (decrease) in net assets from
         operations                                  72,921     (11,693)     5,006    (310,697)      970,325
                                               ------------  ----------  ---------  ----------    ----------
From capital transactions:
   Net proceeds from units sold                     756,718     774,297     33,619     979,074       627,191
   Cost of units redeemed                       (16,998,350)   (381,717)      (183)    (96,157)     (151,923)
   Net transfers                                 (2,911,606)    819,073   (263,944)  1,133,744       525,215
   Contract maintenance charge                      (33,083)       (135)        (7)       (157)         (217)
                                               ------------  ----------  ---------  ----------    ----------
      Increase (decrease) in net assets from
         capital transactions                   (19,186,321)  1,211,518   (230,515)  2,016,504     1,000,266
                                               ------------  ----------  ---------  ----------    ----------
Increase (decrease) in net assets               (19,113,400)  1,199,825   (225,509)  1,705,807     1,970,591
Net assets at beginning of period                98,390,983   3,554,572    225,509   2,174,000     2,343,054
                                               ------------  ----------  ---------  ----------    ----------
Net assets at end of period                    $ 79,277,583  $4,754,397  $       0  $3,879,807    $4,313,645
                                               ============  ==========  =========  ==========    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        48,288      62,552      3,094      77,409        49,090
   Units redeemed                                (1,070,897)    (30,173)       (18)     (7,649)      (12,118)
   Units transferred                               (194,545)     66,390    (24,368)     91,772        46,005
                                               ------------  ----------  ---------  ----------    ----------
Increase (decrease) in units outstanding         (1,217,154)     98,769    (21,292)    161,532        82,977
Beginning units                                   6,529,071     297,909     21,292     174,402       215,430
                                               ------------  ----------  ---------  ----------    ----------
Ending units                                      5,311,917     396,678          0     335,934       298,407
                                               ============  ==========  =========  ==========    ==========

(1)  For the period from January 1, 2007 through February 12, 2007.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                                   BB&T          BB&T         MTB          MTB
                                                  Special        Total       Large        Large
                                               Opportunities    Return        Cap         Cap
                                                  Equity         Bond        Growth       Value
                                                    VIF           VIF     Fund II (2)  Fund II (2)
                                               -------------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (106,784)  $  157,720      $ (1)       $    5
   Net realized gains (losses)                      556,698        4,187        13            51
   Change in net unrealized appreciation
      (depreciation) of investments                  28,181      179,853        (3)          (40)
                                                -----------   ----------      ----        ------
      Increase (decrease) in net assets from
         operations                                 478,095      341,760         9            16
                                                -----------   ----------      ----        ------
From capital transactions:
   Net proceeds from units sold                   2,915,456    1,569,106       200           200
   Cost of units redeemed                          (218,376)    (352,758)        0             0
   Net transfers                                  3,715,289    3,777,080         0         2,265
   Contract maintenance charge                         (243)        (257)        0             0
                                                -----------   ----------      ----        ------
      Increase (decrease) in net assets from
         capital transactions                     6,412,126    4,993,171       200         2,465
                                                -----------   ----------      ----        ------
Increase (decrease) in net assets                 6,890,221    5,334,931       209         2,481
Net assets at beginning of period                 3,349,682    3,070,867         0             0
                                                -----------   ----------      ----        ------
Net assets at end of period                     $10,239,903   $8,405,798      $209        $2,481
                                                ===========   ==========      ====        ======
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       208,427      152,509        20            20
   Units redeemed                                   (15,547)     (34,158)        0             0
   Units transferred                                265,282      367,061         0           236
                                                -----------   ----------      ----        ------
Increase (decrease) in units outstanding            458,162      485,412        20           256
Beginning units                                     263,198      300,793         0             0
                                                -----------   ----------      ----        ------
Ending units                                        721,360      786,205        20           256
                                                ===========   ==========      ====        ======

                                                    MTB            MTB            MTB
                                                  Managed        Managed        Managed
                                                 Allocation     Allocation     Allocation
                                                   Fund -         Fund -         Fund -
                                                 Aggressive    Conservative     Moderate
                                               Growth II (2)  Growth II (2)  Growth II (2)
                                               -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                     $  4           $  3           $  2
   Net realized gains (losses)                         5              4              5
   Change in net unrealized appreciation
      (depreciation) of investments                   (1)            (1)            (1)
                                                    ----           ----           ----
      Increase (decrease) in net assets from
         operations                                    8              6              6
                                                    ----           ----           ----
From capital transactions:
   Net proceeds from units sold                      199            200            201
   Cost of units redeemed                              0              0              0
   Net transfers                                       0              0              0
   Contract maintenance charge                         0              0              0
                                                    ----           ----           ----
      Increase (decrease) in net assets from
         capital transactions                        199            200            201
                                                    ----           ----           ----
Increase (decrease) in net assets                    207            206            207
Net assets at beginning of period                      0              0              0
                                                    ----           ----           ----
Net assets at end of period                         $207           $206           $207
                                                    ====           ====           ====
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         20             20             20
   Units redeemed                                      0              0              0
   Units transferred                                   0              0              0
                                                    ----           ----           ----
Increase (decrease) in units outstanding              20             20             20
Beginning units                                        0              0              0
                                                    ----           ----           ----
Ending units                                          20             20             20
                                                    ====           ====           ====

(2)  For the period from February 5, 2007 (inception) through December 31, 2007.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Variable Separate Account of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products:
     American Pathway II, Polaris, Polaris Advantage, Polaris Advisor, Polaris Advisor III, Polaris Choice, Polaris Choice II, Polaris Choice III, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Preferred Solution, Polaris Protector, PolarisAmerica, WM Diversified Strategies, and WM Diversified Strategies III.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is Principal Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of a total of 178 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the ninety currently available Class 1, Class 2 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust"), (4) the thirty-six currently available Class 1 and Class 2 investment portfolios of the Principal Variable Contracts Funds, Inc. (the "Principal Funds"), (5) the three currently available Class A investment portfolios of the Columbia Funds Variable Insurance Trust (the "Columbia Trust"), (6) the six currently available Class A and Class B investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (7) the eleven currently available Class 2 and Class 3 investment portfolios of the American Funds Insurance Series (the "American Series"), (8) the two currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (9) the five currently available investment portfolios of the BB&T Variable Insurance Funds (the "BB&T Funds"), (10) the five currently available investment portfolios of the MTB Group

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     of Funds (the "MTB Trust"), or (11) the two currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Templeton Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the Anchor Trust and SunAmerica Trust are subject to 12b-1 fees of 0.15%, the Class 3 shares of the American Series are subject to 12b-1 fees of 0.18%, and the Class 2 shares in the Principal Funds, the Franklin Templeton Trust and the American Series, the Class B shares in the Columbia Trust I, the Class II shares in the Van Kampen Trust, the Class 3 shares of the Anchor Series Trust and SunAmerica Trust, and the shares of the MTB Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 and Class A shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund and the shares of the BB&T Funds are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the Principal Funds, the Columbia Trust, the Columbia Trust I, the American Series, the Lord Abbett Fund, the BB&T Funds, the MTB Trust, and the Franklin Templeton Trust (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust and SunAmerica Trust are affiliated investment companies. Participants may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

     On January 5, 2007, the portfolios of the WM Trust were reorganized into the Principal Funds. On that date, the Variable Accounts that invested in portfolios of the WM Trust exchanged their shares in the portfolios of the WM Trust for shares with an equal value in similar portfolios of the Principal Funds. The predecessor and current portfolios before and after the changes are listed below.

Predecessor WM Trust Portfolio    Current Principal Funds Portfolio
-------------------------------   ---------------------------------
International Growth Fund         Diversified International Account
Equity Income Fund                Equity Income Account
Income Fund                       Income Account
Growth & Income Fund              LargeCap Blend Account II
Growth Fund                       LargeCap Growth Account
Mid Cap Stock Fund                MidCap Stock Account
Money Market Fund                 Money Market Account
U.S. Government Securities Fund   Mortgage Securities Account
REIT Fund                         Real Estate Securities Account
Balanced Portfolio                SAM Balanced Portfolio
Conservative Balanced Portfolio   SAM Conservative Balanced Portfolio

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)


Predecessor WM Trust Portfolio (continued)   Current Principal Funds Portfolio (continued)
------------------------------------------   ---------------------------------------------
Conservative Growth Portfolio                SAM Conservative Growth Portfolio
Flexible Income Portfolio                    SAM Flexible Income Portfolio
Strategic Growth Portfolio                   SAM Strategic Growth Portfolio
Short Term Income Fund                       Short-Term Income Account
Small Cap Growth Fund                        SmallCap Growth Account II
Small Cap Value Fund                         SmallCap Value Account I
West Coast Equity Fund                       West Coast Equity Account

     On February 12, 2007, the Large Cap Growth VIF of the BB&T Funds was merged with and into the Large Cap VIF. On that date, all assets and liabilities of the Large Cap Growth VIF were transferred to the Large Cap VIF in exchange for shares of the Large Cap VIF with the same net assets value as the net assets transferred. The unit value of each Variable Account remained the same and the merger was a tax-free reorganization. After the transfer, shares of the Large Cap VIF were distributed to shareholders of the Large Cap Growth VIF tax-free in liquidation of the Large Cap Growth VIF.

     Prior to May 1, 2007, the Equity Opportunities Portfolio was formerly named Federated American Leaders Portfolio, the Marsico Focused Growth Portfolio was formerly named Marsico Growth Portfolio, the Mid-Cap Growth Portfolio was formerly named MFS Mid-Cap Growth Portfolio, the Balanced Portfolio was formerly named SunAmerica Balanced Portfolio, the Fundamental Growth Portfolio was formerly named Putnam Growth: Voyager

     Portfolio and the Capital Growth Portfolio was formerly named Goldman Sachs Research Portfolio.

     Prior to May 1, 2008, the Total Return Bond Portfolio was formerly named Worldwide High Income Portfolio and the Capital Growth Portfolio was formerly named Strategic Growth Portfolio.

     Prior to May 17, 2008, the LargeCap Blend Account II was formerly named LargeCap Blend Account, the LargeCap Growth Account was formerly named Growth Account, the Equity Income Account was formerly named Equity Income Account I, the SmallCap Growth Account II was formerly named SmallCap Growth Account, and the SmallCap Value Account I was formerly named SmallCap Value Account.

     Effective May 17, 2008, the Principal Variable Contracts Funds, Inc. replaced the trust name of Principal Variable Contracts Fund, Inc.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     Effective January 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning January 1, 2007, with no impact on the total increase (decrease) in net assets from operations. Since records of purchases and sales of investments are not readily available for prior periods, it is impracticable to determine the prior periods reclassification between realized gains and losses and unrealized appreciation and depreciation of investments.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4% assumed interest rate.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

     Annuity benefit payments are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

     ACCOUNTING CHANGES: In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements but does not change existing guidance about whether an instrument is carried at fair value. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Separate Account adopted FAS 157 on January 1, 2008, its required effective date, and it resulted in no cumulative effect to the Statement of Assets and Liabilities, Schedule of Portfolio Investments, Statement of Operations, and Statement of Changes in Net Assets. See Note 3 to the Financial Statements for additional FAS 157 disclosures.

3.   FAIR VALUE MEASUREMENTS

     Effective January 1, 2008, assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

     Level 1--Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   FAIR VALUE MEASUREMENTS (continued)

     a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

     Level 2--Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.

     Level 3--Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include fixed maturities.

     The Separate Account assets measured at fair value as of December 31, 2008 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. The Separate Account had no liabilities as of December 31, 2008. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2008, and respective hierarchy levels. As all assets of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2008, is presented.

4.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of up to 9% of any amount withdrawn that

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the Polaris Advisor contract.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge of $30 or $35 (which may vary based on state) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statement of Changes in Net Assets.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Separate Account deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account Annual Charges are recorded as a charge in the Statement of Operations. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows:
     American Pathway II, 1.30% or 1.40%; Polaris, 1.52%; Polaris II, 1.52% or 1.77%; PolarisAmerica, 1.52% or 1.77%; Polaris Platinum, 1.52% or 1.77%; WM Diversified Strategies, 1.40%, 1.55% or 1.80%; Polaris Protector, 1.52% or 1.77%; Polaris Choice, 1.52%, 1.72% or 1.97%; WM Diversified Strategies III, 1.55%, 1.70% or 1.95%; Polaris Platinum II, 1.52% or 1.77%; Polaris Choice II, 1.52%, 1.72% or 1.97%; Polaris Advisor, 1.52%, 1.72% or 1.97%;
     Polaris Choice III, 1.52%, 1.77% or 2.02%; Polaris Preferred Solution, 1.15%, 1.40%, 1.55%, 1.65%, 1.80% or 2.05%; Polaris Advantage, 1.65% or
     1.90%; Polaris Advisor III, 1.65% or 1.90%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense charge is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Protector, Polaris Choice, Polaris II, Polaris Choice II, PolarisAmerica, Polaris Platinum, Polaris Platinum II, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed fixed minimum retirement income upon annuitization. The fee will range up to 0.45% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

     CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Polaris Protector, Polaris Platinum II, Polaris Choice II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee ranges from 0.10% to 0.65% of the contract value minus purchase payments received after the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     MARKETLOCK, MARKETLOCK FOR TWO, INCOME REWARDS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK INCOME PLUS FEE: The optional MarketLock, MarketLock for Two, Income Rewards, MarketLock for Life Plus and MarketLock Income Plus features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage. The MarketLock for Two feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III and Polaris Preferred Solution. The Income Rewards feature is offered in Polaris Protector, Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III and Polaris Preferred Solution. The annual fee ranges from 0.50% to 0.65% for MarketLock, 0.40% for MarketLock for Two prior to the first withdrawal and 0.80% after the first withdrawal, and 0.65% for Income Rewards in years 0-7 and 0.45% in years 8-10, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     The MarketLock for Life Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage. The annual fee ranges from 0.65% to 0.75% for one covered person and from 0.90% to 1.00% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock for Life Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     The MarketLock Income Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage. The annual fee is 0.95% for one covered person and 1.20% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in year 2-5 over the first year purchase payments.

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range up to 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit. Premium taxes are recorded as redemptions in the Statement of Changes in Net Assets.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2008 consist of the following:

                                                        Cost of Shares   Proceeds from
Variable Accounts                                          Acquired       Shares Sold
-----------------                                       --------------   -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                     $ 43,063,970     $ 47,838,256
Capital Appreciation Portfolio (Class 1)                  102,782,752      136,870,054
Government and Quality Bond Portfolio (Class 1)            62,679,997       74,152,857
Growth Portfolio (Class 1)                                 50,543,829       71,749,360
Natural Resources Portfolio (Class 1)                      41,611,280       64,817,830
Asset Allocation Portfolio (Class 2)                        4,493,961        4,125,389
Capital Appreciation Portfolio (Class 2)                   29,327,446       29,394,932
Government and Quality Bond Portfolio (Class 2)            30,426,219       39,382,115
Growth Portfolio (Class 2)                                 15,363,522       17,346,993
Natural Resources Portfolio (Class 2)                      15,299,367       15,732,045
Asset Allocation Portfolio (Class 3)                        9,424,188        9,346,907
Capital Appreciation Portfolio (Class 3)                  143,677,798       75,665,512
Government and Quality Bond Portfolio (Class 3)           206,078,202      191,295,321
Growth Portfolio (Class 3)                                 67,074,595       34,956,316
Natural Resources Portfolio (Class 3)                     102,952,166       50,217,300

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                    $  2,398,012     $ 16,865,259
Alliance Growth Portfolio (Class 1)                         3,025,604       85,934,446
Balanced Portfolio (Class 1)                                4,178,143       23,361,620
Blue Chip Growth Portfolio (Class 1)                        1,469,751        6,072,763
Capital Growth Portfolio (Class 1)                            955,831        3,806,872
Cash Management Portfolio (Class 1)                       183,280,300      149,435,227
Corporate Bond Portfolio (Class 1)                         14,000,011       37,902,362
Davis Venture Value Portfolio (Class 1)                   128,275,540      239,430,631
"Dogs" of Wall Street Portfolio (Class 1)                   7,043,994        9,149,564
Emerging Markets Portfolio (Class 1)                       32,088,317       44,928,548
Equity Opportunities Portfolio (Class 1)                   11,384,731       18,141,287
Fundamental Growth Portfolio (Class 1)                        891,044       20,348,589
Global Bond Portfolio (Class 1)                            35,504,773       42,367,406

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                        Cost of Shares   Proceeds from
Variable Accounts                                          Acquired       Shares Sold
-----------------                                       --------------   -------------
SUNAMERICA TRUST (continued):
Global Equities Portfolio (Class 1)                      $  3,922,891     $ 35,295,560
Growth Opportunities Portfolio (Class 1)                    3,046,194        8,387,169
Growth-Income Portfolio (Class 1)                          34,670,998       74,452,034
High-Yield Bond Portfolio (Class 1)                        29,435,591       47,762,824
International Diversified Equities Portfolio
   (Class 1)                                               14,606,321       34,636,150
International Growth and Income Portfolio
   (Class 1)                                               17,546,944       55,385,223
Marsico Focused Growth Portfolio (Class 1)                  8,559,085       14,555,741
MFS Massachusetts Investors Trust Portfolio (Class 1)       3,123,303       26,765,007
MFS Total Return Portfolio (Class 1)                       28,700,675       82,310,000
Mid-Cap Growth Portfolio (Class 1)                          5,219,970       21,869,461
Real Estate Portfolio (Class 1)                            16,570,910       24,465,449
Technology Portfolio (Class 1)                              4,200,706       10,612,611
Telecom Utility Portfolio (Class 1)                         6,987,583       14,616,830
Total Return Bond Portfolio (Class 1)                      11,518,805       10,897,291
Aggressive Growth Portfolio (Class 2)                         979,924        3,751,803
Alliance Growth Portfolio (Class 2)                         2,378,478       10,668,570
Balanced Portfolio (Class 2)                                2,609,797        4,967,187
Blue Chip Growth Portfolio (Class 2)                          688,370        2,342,376
Capital Growth Portfolio (Class 2)                            439,365        1,500,737
Cash Management Portfolio (Class 2)                        70,251,942       67,351,352
Corporate Bond Portfolio (Class 2)                          9,530,584       16,622,527
Davis Venture Value Portfolio (Class 2)                    25,164,869       40,445,400
"Dogs" of Wall Street Portfolio (Class 2)                   2,897,886        3,947,920
Emerging Markets Portfolio (Class 2)                        9,266,030       13,334,542
Equity Opportunities Portfolio (Class 2)                    3,194,315        3,357,900
Foreign Value Portfolio (Class 2)                           9,027,286       13,440,903
Fundamental Growth Portfolio (Class 2)                        617,980        1,634,940
Global Bond Portfolio (Class 2)                            11,597,038       11,205,174
Global Equities Portfolio (Class 2)                         1,562,247        6,828,819
Growth Opportunities Portfolio (Class 2)                      953,715        3,087,682

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                        Cost of Shares   Proceeds from
Variable Accounts                                          Acquired       Shares Sold
-----------------                                       --------------   -------------
SUNAMERICA TRUST (continued):
Growth-Income Portfolio (Class 2)                        $  3,092,778     $  7,259,420
High-Yield Bond Portfolio (Class 2)                         6,163,341       12,515,399
International Diversified Equities Portfolio
   (Class 2)                                                7,386,845       12,239,201
International Growth and Income Portfolio (Class 2)         4,725,429       11,792,253
Marsico Focused Growth Portfolio (Class 2)                  7,324,986        8,584,871
MFS Massachusetts Investors Trust Portfolio (Class 2)       1,910,989        5,381,365
MFS Total Return Portfolio (Class 2)                       11,654,904       32,075,023
Mid-Cap Growth Portfolio (Class 2)                          2,513,430        9,083,333
Real Estate Portfolio (Class 2)                             5,910,258        8,877,215
Small & Mid Cap Value Portfolio (Class 2)                   7,525,913       13,061,008
Technology Portfolio (Class 2)                              1,415,957        3,253,442
Telecom Utility Portfolio (Class 2)                         2,970,469        3,201,300
Total Return Bond Portfolio (Class 2)                       8,058,938        3,141,374
Aggressive Growth Portfolio (Class 3)                       4,901,343        6,183,022
Alliance Growth Portfolio (Class 3)                        14,499,918       43,543,544
American Funds Asset Allocation SAST Portfolio
   (Class 3)                                               26,084,532        3,908,247
American Funds Global Growth SAST Portfolio (Class 3)      68,444,726        3,795,106
American Funds Growth SAST Portfolio (Class 3)             85,975,305        5,204,474
American Funds Growth-Income SAST Portfolio (Class 3)      90,141,152        8,094,634
Balanced Portfolio (Class 3)                                6,076,691        5,802,156
Blue Chip Growth Portfolio (Class 3)                        4,058,342        5,486,621
Capital Growth Portfolio (Class 3)                         35,545,148        4,472,949
Cash Management Portfolio (Class 3)                       369,462,572      222,246,186
Corporate Bond Portfolio (Class 3)                        132,074,017      102,354,706
Davis Venture Value Portfolio (Class 3)                   152,948,047      102,328,213
"Dogs" of Wall Street Portfolio (Class 3)                   6,615,699        5,670,496
Emerging Markets Portfolio (Class 3)                      103,662,841       33,047,150
Equity Opportunities Portfolio (Class 3)                   12,514,378       12,059,310

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                        Cost of Shares   Proceeds from
Variable Accounts                                          Acquired       Shares Sold
-----------------                                       --------------   -------------
SUNAMERICA TRUST (continued):
Foreign Value Portfolio (Class 3)                        $ 96,312,308    $  74,768,895
Fundamental Growth Portfolio (Class 3)                     60,889,112        8,998,667
Global Bond Portfolio (Class 3)                            89,706,920       55,791,631
Global Equities Portfolio (Class 3)                         6,596,663        9,690,465
Growth Opportunities Portfolio (Class 3)                   22,357,325        8,905,569
Growth-Income Portfolio (Class 3)                           5,871,252        7,352,394
High-Yield Bond Portfolio (Class 3)                        34,081,020       33,926,308
International Diversified Equities Portfolio (Class 3)     61,801,477       47,717,636
International Growth and Income Portfolio (Class 3)       135,895,172       28,401,403
Marsico Focused Growth Portfolio (Class 3)                 15,237,628        9,981,682
MFS Massachusetts Investors Trust Portfolio (Class 3)      32,063,762        9,184,953
MFS Total Return Portfolio (Class 3)                       46,788,421       79,919,961
Mid-Cap Growth Portfolio (Class 3)                         13,355,093       16,452,634
Real Estate Portfolio (Class 3)                            80,418,376       22,558,708
Small & Mid Cap Value Portfolio (Class 3)                 109,774,617       52,404,708
Small Company Value Portfolio (Class 3)                    38,157,830        9,323,699
Technology Portfolio (Class 3)                              8,534,705        7,660,301
Telecom Utility Portfolio (Class 3)                         7,938,288        3,979,160
Total Return Bond Portfolio (Class 3)                      94,616,344       19,618,392

VAN KAMPEN TRUST (Class II):
Capital Growth Portfolio                                 $  2,451,862     $  6,581,124
Comstock Portfolio                                         67,697,679       74,799,730
Growth and Income Portfolio                               109,291,492       88,381,168

PRINCIPAL FUNDS:
Diversified International Account (Class 1)              $  1,467,774     $  1,413,973
Equity Income Account (Class 1)                             5,031,419       16,453,282
Income Account (Class 1)                                    2,459,194        5,665,149
LargeCap Blend Account II (Class 1)                         3,380,260        2,101,128

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                        Cost of Shares   Proceeds from
Variable Accounts                                          Acquired       Shares Sold
-----------------                                       --------------   -------------
PRINCIPAL FUNDS (continued):
LargeCap Growth Account (Class 1)                         $   202,911      $   690,541
MidCap Stock Account (Class 1)                              1,499,005        1,487,966
Money Market Account (Class 1)                             15,241,268        5,819,721
Mortgage Securities Account (Class 1)                       1,516,137        3,635,857
Real Estate Securities Account (Class 1)                      490,584          411,874
SAM Balanced Portfolio (Class 1)                           30,367,015       44,759,968
SAM Conservative Balanced Portfolio (Class 1)               3,947,775        6,877,675
SAM Conservative Growth Portfolio (Class 1)                10,350,318       21,748,610
SAM Flexible Income Portfolio (Class 1)                     9,738,092       11,596,981
SAM Strategic Growth Portfolio (Class 1)                    4,496,446        4,942,060
Short-Term Income Account (Class 1)                         1,068,010        1,317,503
SmallCap Growth Account II (Class 1)                           60,012          607,627
SmallCap Value Account I (Class 1)                            104,257           77,612
West Coast Equity Account (Class 1)                         3,035,208        6,695,295
Diversified International Account (Class 2)                 1,337,496        3,272,632
Equity Income Account (Class 2)                             6,265,321       18,769,471
Income Account (Class 2)                                    1,600,153        5,653,975
LargeCap Blend Account II (Class 2)                           862,367        1,214,754
LargeCap Growth Account (Class 2)                             127,301          390,060
MidCap Stock Account (Class 2)                                531,093        1,181,187
Money Market Account (Class 2)                             26,717,765       16,854,805
Mortgage Securities Account (Class 2)                         600,925        1,784,737
Real Estate Securities Account (Class 2)                      507,381          641,007
SAM Balanced Portfolio (Class 2)                           25,956,022       52,440,184
SAM Conservative Balanced Portfolio (Class 2)               4,140,487        8,839,998
SAM Conservative Growth Portfolio (Class 2)                11,740,685       21,613,249
SAM Flexible Income Portfolio (Class 2)                     8,351,650       23,177,121
SAM Strategic Growth Portfolio (Class 2)                    6,133,266        6,835,096
Short-Term Income Account (Class 2)                         1,020,137        1,684,413
SmallCap Growth Account II (Class 2)                           36,845          249,511
SmallCap Value Account I (Class 2)                             56,182          107,219
West Coast Equity Account (Class 2)                         1,139,035        4,339,865

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                        Cost of Shares   Proceeds from
Variable Accounts                                          Acquired       Shares Sold
-----------------                                       --------------   -------------
COLUMBIA TRUST (Class A):
Columbia Asset Allocation Fund, Variable Series          $    267,594     $    327,981
Columbia Large Cap Value Fund, Variable Series              1,508,100        1,379,700
Columbia Small Company Growth Fund, Variable Series           629,202          728,396
COLUMBIA TRUST I:
Columbia High Yield Fund, Variable Series (Class A)      $  5,882,225     $  9,619,274
Columbia Marsico Focused Equities Fund, Variable
   Series (Class A)                                        17,399,432       17,066,290
Columbia Marsico Growth Fund, Variable Series
   (Class A)                                                  546,214        1,667,974
Columbia Marsico 21st Century Fund, Variable Series
   (Class A)                                                  581,143          551,869
Columbia Mid Cap Growth Fund, Variable Series
   (Class A)                                                  465,707          371,600
Columbia Marsico International Opportunities Fund,
   Variable Series (Class B)                                2,206,949        1,453,537
AMERICAN SERIES:
Asset Allocation Fund (Class 2)                          $ 13,188,695     $ 31,411,332
Global Growth Fund (Class 2)                               75,458,027      104,990,349
Growth Fund (Class 2)                                     124,143,523      150,516,138
Growth-Income Fund (Class 2)                               83,538,906      133,712,088
Asset Allocation Fund (Class 3)                             5,142,628       12,477,823
Cash Management Fund (Class 3)                             23,639,082       18,624,721
Growth Fund (Class 3)                                      41,772,993       60,568,327
Growth-Income Fund (Class 3)                               26,381,111       62,507,017
High-Income Bond Fund (Class 3)                             5,047,655        7,034,481
International Fund (Class 3)                               15,129,219       20,599,445
U.S. Government/AAA-Rated Securities Fund (Class 3)        10,100,298        7,399,971

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                        Cost of Shares   Proceeds from
Variable Accounts                                          Acquired       Shares Sold
-----------------                                       --------------   -------------
LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                               $70,295,444      $44,505,739
Mid Cap Value Portfolio                                     3,822,729       21,277,843

BB&T FUNDS:
BB&T Capital Manager Equity VIF                           $ 1,418,025      $   958,708
BB&T Large Cap VIF                                          1,166,072        1,114,490
BB&T Mid Cap Growth VIF                                     1,643,201          696,663
BB&T Special Opportunities Equity VIF                       5,460,641        1,726,920
BB&T Total Return Bond VIF                                  4,629,282        3,348,826

MTB TRUST:
MTB Large Cap Growth Fund II                              $    21,714      $       905
MTB Large Cap Value Fund II                                     3,709              249
MTB Managed Allocation Fund - Aggressive Growth II             24,322              319
MTB Managed Allocation Fund - Conservative Growth II                8               16
MTB Managed Allocation Fund - Moderate Growth II                1,935               37

FRANKLIN TEMPLETON TRUST (Class 2):
Franklin Income Securities Fund (1)                       $15,476,251      $ 5,630,664
Franklin Templeton VIP Founding Funds Allocation
   Fund (1)                                                27,184,937        1,313,942

(1)  For the period from February 4, 2008 (inception) to December 31, 2008.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   OTHER MATTERS

     In September 2008, AIG experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately 79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

     The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

     On November 25, 2008, AIG entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant"). The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.

     During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into an agreement with the NY Fed in connection with the special purpose financing vehicle known as Maiden Lane III LLC. The Company was not a party to this agreement and this transaction did not affect the Company's financial condition, results of operations or cash flows.

     On December 12, 2008, AIG, certain of AIG's wholly owned U.S. life insurance subsidiaries, and AIG Securities Lending Corp., another AIG subsidiary (the "AIG Agent"), entered into an agreement with Maiden Lane II LLC, a Delaware limited liability company

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   OTHER MATTERS (continued)

     whose sole member is the NY Fed ("ML II"). Pursuant to the agreement, the life insurance subsidiaries (including the Company) sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities ("RMBS") held by the AIG Agent, as agent of the life insurance subsidiaries, in connection with AIG's U.S. securities lending program. In exchange for the RMBS, the life insurance subsidiaries received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price. Additionally, the Company received an economic interest in ML II valued at $14.9 million. As a result of these actions, the U.S. securities lending program, and the interim agreement entered into with the NY Fed whereby the NY Fed borrowed securities from AIG subsidiaries in exchange for cash collateral, were terminated.

7.   SUBSEQUENT EVENTS

     On March 2, 2009, AIG and the NY Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles (SPVs), in settlement of a portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an AIG operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility.

     AIG and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility reduction will be based on the proceeds received. The SPVs are expected to be consolidated by AIG. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date. The Company is not currently anticipated to be a party to the proposed securitization transaction.

     On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part, including the Company. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   SUBSEQUENT EVENTS (continued)

     continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses. The Company is continuing to explore other restructuring alternatives to enhance its market competitiveness.

     On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

     On April 17, 2009, AIG and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as
     (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) The AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

     In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the U.S. Department of the Treasury, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   SUBSEQUENT EVENTS (continued)

     uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due. If AIG is unable to meet its obligations as they come due, management does not currently anticipate this to have a material impact on the financial statements of the Separate Account.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES

A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2008, 2007, 2006, 2005, and 2004, follows:

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
Asset Allocation Portfolio (Class 1)
2008         7,194,179          20.10 to  20.49         147,375,114   1.52% to 1.77%      3.09%    -24.40%      to   -24.21%
2007         8,873,343          26.59 to  27.03         239,833,843   1.52% to 1.77%      2.74%      6.54%      to     6.81%
2006        11,018,438          24.95 to  25.31         278,843,708   1.52% to 1.77%      3.14%      9.37%      to     9.64%
2005        13,938,800          22.82 to  23.08         321,733,604   1.52% to 1.77%      2.95%      3.13%      to     3.39%
2004        17,122,617          22.12 to  22.33         382,278,134   1.52% to 1.77%      2.75%      8.40%      to     8.67%
Capital Appreciation Portfolio (Class 1)
2008         9,603,733           8.54 to  32.20 (5)     300,820,039   1.52% to 1.77%      0.00%    -41.40%      to   -41.25%
2007        12,544,886          14.57 to  54.81 (5)     668,182,946   1.52% to 1.77%      0.33%     25.47%      to    25.78%
2006        15,756,681          11.61 to  43.57 (5)     668,822,485   1.52% to 1.77%      0.14%      9.47%      to     9.74%
2005        19,508,840          10.61 to  39.70 (5)     757,649,565   1.52% to 1.77%      0.29%      9.69%      to     9.96%
2004        24,027,428           9.67 to  36.11 (5)     851,237,491   1.52% to 1.77%      0.00%      7.20%      to     7.47%
Government and Quality Bond Portfolio (Class 1)
2008        11,993,175          12.57 to  18.78         223,101,020   1.52% to 1.77%      3.90%      2.50%      to     2.76%
2007        13,002,662          12.26 to  18.27         234,675,614   1.52% to 1.77%      3.75%      4.42%      to     4.69%
2006        15,018,602          11.75 to  17.46         259,295,419   1.52% to 1.77%      3.58%      1.49%      to     1.74%
2005        18,471,409          11.57 to  17.16         313,817,725   1.52% to 1.77%      3.79%      0.84%      to     1.09%
2004        21,889,014          11.48 to  16.97         368,063,059   1.52% to 1.77%      4.58%      1.59%      to     1.85%
Growth Portfolio (Class 1)
2008         4,907,778          21.42 to  21.85         107,186,478   1.52% to 1.77%      0.73%    -41.47%      to   -41.32%
2007         6,556,944          36.59 to  37.23         244,036,963   1.52% to 1.77%      0.69%      8.26%      to     8.53%
2006         8,365,889          33.80 to  34.31         286,915,866   1.52% to 1.77%      0.60%     11.30%      to    11.58%
2005        10,505,079          30.37 to  30.75         322,928,294   1.52% to 1.77%      0.87%      5.25%      to     5.51%
2004        12,878,108          28.86 to  29.14         375,237,336   1.52% to 1.77%      0.56%      8.91%      to     9.18%
Natural Resources Portfolio (Class 1)
2008         2,237,556          32.48 to  33.13          74,109,970   1.52% to 1.77%      0.86%    -50.68%      to   -50.56%
2007         3,208,730          65.85 to  67.01         214,948,823   1.52% to 1.77%      1.10%     37.74%      to    38.09%
2006         3,796,380          47.81 to  48.53         184,183,331   1.52% to 1.77%      0.63%     22.74%      to    23.05%
2005         4,551,838          38.95 to  39.44         179,488,507   1.52% to 1.77%      0.51%     43.55%      to    43.91%
2004         4,139,858          27.13 to  27.41         113,436,088   1.52% to 1.77%      0.75%     22.85%      to    23.16%
Asset Allocation Portfolio (Class 2)
2008           601,315          19.64 to  20.27          12,122,668   1.52% to 1.97%      2.93%    -24.66%      to   -24.32%
2007           700,449          26.07 to  26.78          18,679,976   1.52% to 1.97%      2.69%      6.17%      to     6.65%
2006           715,105          24.56 to  25.11          17,890,649   1.52% to 1.97%      3.08%      8.99%      to     9.48%
2005           771,375          22.54 to  22.94          17,640,251   1.52% to 1.97%      2.89%      2.77%      to     3.23%
2004           829,438          21.93 to  22.22          18,384,242   1.52% to 1.97%      2.76%      8.01%      to     8.49%
Capital Appreciation Portfolio (Class 2)
2008         2,019,308          31.30 to  32.10 (5)      64,342,219   1.40% to 1.97%      0.00%    -41.62%      to   -41.29%
2007         2,473,375          53.61 to  54.67 (5)     134,461,434   1.40% to 1.97%      0.22%     25.07%      to    25.78%
2006         2,897,869          42.86 to  43.46 (5)     125,440,101   1.40% to 1.97%      0.02%      9.08%      to     9.71%
2005         3,183,176          39.29 to  39.61 (5)     125,735,996   1.40% to 1.97%      0.16%      9.30%      to     9.93%
2004         3,423,701          35.95 to  36.04 (5)     123,237,079   1.40% to 1.97%      0.00%      6.82%      to     7.44%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
Government and Quality Bond Portfolio (Class 2)
2008         5,547,521          18.04 to  18.60         102,765,344   1.52% to 1.97%      3.91%      2.15%      to     2.61%
2007         6,197,491          17.66 to  18.13         111,935,603   1.52% to 1.97%      3.63%      4.06%      to     4.53%
2006         6,773,799          16.97 to  17.34         117,062,386   1.52% to 1.97%      3.51%      1.14%      to     1.59%
2005         7,329,772          16.78 to  17.07         124,714,245   1.52% to 1.97%      3.78%      0.49%      to     0.94%
2004         7,672,011          16.70 to  16.91         129,395,172   1.52% to 1.97%      4.66%      1.24%      to     1.70%
Growth Portfolio (Class 2)
2008         1,528,935          21.03 to  21.64          33,008,654   1.52% to 1.97%      0.55%    -41.67%      to   -41.41%
2007         1,878,339          36.06 to  36.94          69,224,882   1.52% to 1.97%      0.56%      7.89%      to     8.37%
2006         2,240,626          33.42 to  34.08          76,222,516   1.52% to 1.97%      0.47%     10.91%      to    11.41%
2005         2,499,894          30.13 to  30.59          76,357,097   1.52% to 1.97%      0.75%      4.88%      to     5.35%
2004         2,657,729          28.73 to  29.04          77,079,482   1.52% to 1.97%      0.46%      8.53%      to     9.02%
Natural Resources Portfolio (Class 2)
2008           542,243          31.90 to  32.90          17,710,051   1.52% to 1.97%      0.74%    -50.85%      to   -50.63%
2007           677,466          64.90 to  66.65          44,896,542   1.52% to 1.97%      1.00%     37.27%      to    37.88%
2006           804,761          47.28 to  48.34          38,673,206   1.52% to 1.97%      0.53%     22.31%      to    22.86%
2005           847,774          38.66 to  39.34          33,185,413   1.52% to 1.97%      0.41%     43.05%      to    43.69% (6)
2004           781,704          27.02 to  27.38          21,312,223   1.52% to 1.97%      0.70%     22.43%      to    22.98%
Asset Allocation Portfolio (Class 3)
2008         1,020,520           8.42 to   8.64 (5)      20,124,873   1.15% to 2.05%      2.83%    -25.07%      to   -24.13%
2007         1,204,679          11.23 to  11.39 (5)      31,765,835   1.15% to 2.05%      2.68%      5.72%      to     6.78% (6)
2006         1,134,571          10.63 to  10.67 (5)      28,162,091   1.15% to 2.05%      3.41%      5.29% (9)  to     5.69% (9)(6)
2005           750,594          22.52 to  22.83          17,058,830   1.52% to 1.97%      2.92%      2.67%      to     3.13%
2004           539,411          21.94 to  22.13          11,903,503   1.52% to 1.97%      2.85%      7.90%      to     8.39%
Capital Appreciation Portfolio (Class 3)
2008         9,645,069           7.91 to   8.09 (5)     296,122,416   1.15% to 2.05%      0.00%    -41.70%      to   -41.18%
2007         9,762,727          13.57 to  13.75 (5)     521,705,334   1.15% to 2.05%      0.15%     24.76%      to    25.94% (6)
2006         9,288,929          10.88 to  10.92 (5)     398,541,757   1.15% to 2.05%      0.00%      7.23% (9)  to     7.55% (9)(6)
2005         6,681,856          38.85 to  39.43         262,830,722   1.52% to 1.97%      0.08%      9.20%      to     9.69%
2004         4,699,455          35.58 to  35.95         168,649,045   1.52% to 1.97%      0.00%      6.73%      to     7.20%
Government and Quality Bond Portfolio (Class 3)
2008        31,721,186          10.72 to  10.95 (5)     570,555,593   1.15% to 2.05%      4.06%      1.96%      to     2.88%
2007        31,310,811          10.52 to  10.65 (5)     557,013,536   1.15% to 2.05%      3.80%      3.88%      to     4.81% (6)
2006        23,293,805          10.12 to  10.16 (5)     399,803,235   1.15% to 2.05%      3.61%      1.03% (9)  to     1.37% (9)(6)
2005        17,250,525          16.73 to  17.00         292,427,365   1.52% to 1.97%      3.79%      0.39%      to     0.84%
2004        12,740,224          16.67 to  16.85         214,338,476   1.52% to 1.97%      4.92%      1.14%      to     1.60%
Growth Portfolio (Class 3)
2008         6,266,233           6.79 to   6.95 (5)     127,120,040   1.15% to 2.05%      0.44%    -41.76%      to   -41.25%
2007         6,064,625          11.66 to  11.83 (5)     218,730,283   1.15% to 2.05%      0.49%      7.41%      to     8.67% (6)
2006         5,660,379          10.86 to  10.89 (5)     191,269,980   1.15% to 2.05%      0.41%      7.57% (9)  to     7.93% (9)(6)
2005         4,809,610          30.05 to  30.51         146,367,054   1.52% to 1.97%      0.70%      4.77%      to     5.25%
2004         3,447,573          28.68 to  28.99          99,754,464   1.52% to 1.97%      0.39%      8.43%      to     8.91%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
Natural Resources Portfolio (Class 3)
2008         3,603,233           6.98 to   7.18 (5)     109,563,013   1.15% to 2.05%      0.66%    -50.95%      to   -50.50%
2007         3,133,647          14.22 to  14.50 (5)     200,622,720   1.15% to 2.05%      0.97%     36.41%      to    38.23% (6)
2006         2,461,054          10.43 to  10.49 (5)     116,871,760   1.15% to 2.05%      0.50%      3.04% (9)  to     3.75% (9)(6)
2005         1,488,282          38.48 to  39.09          57,999,175   1.52% to 1.97%      0.34%     42.92%      to    43.55%
2004           779,599          26.93 to  27.23          21,183,866   1.52% to 1.97%      0.62%     22.34%      to    22.88%
Aggressive Growth Portfolio (Class 1)
2008         3,401,679           4.18 to   8.05          27,224,036   1.52% to 1.77%      0.61%    -53.47%      to   -53.35%
2007         4,460,489           8.97 to  17.25          76,503,300   1.52% to 1.77%      0.55%     -2.23%      to    -1.99%
2006         5,927,405           9.18 to  17.60         103,875,273   1.52% to 1.77%      0.10%     11.31%      to    11.58% (6)
2005         7,756,045           8.25 to  15.78         121,925,535   1.52% to 1.77%      0.00%      6.83%      to     7.10%
2004         9,797,972           7.72 to  14.73         143,920,224   1.52% to 1.77%      0.00%     14.73%      to    15.02%
Alliance Growth Portfolio (Class 1)
2008         8,824,481           5.86 to  21.84         190,007,995   1.52% to 1.77%      0.15%    -41.78%      to   -41.63%
2007        11,463,534          10.07 to  37.42         423,159,668   1.52% to 1.77%      0.05%     12.60%      to    12.88%
2006        15,611,799           8.94 to  33.15         511,866,141   1.52% to 1.77%      0.12%     -0.99%      to    -0.75%
2005        20,472,605           9.03 to  33.40         677,466,507   1.52% to 1.77%      0.38%     14.58%      to    14.86% (6)
2004        25,978,046           7.89 to  29.08         749,771,483   1.52% to 1.77%      0.30%      6.05%      to     6.31%
Balanced Portfolio (Class 1)
2008         4,198,298           6.87 to  12.43          51,897,036   1.52% to 1.77%      3.23%    -27.19%      to   -27.01%
2007         5,601,380           9.44 to  17.02          94,817,626   1.52% to 1.77%      2.76%      3.55%      to     3.81%
2006         7,256,521           9.11 to  16.40         118,416,104   1.52% to 1.77%      2.59%      8.92%      to     9.19%
2005         9,426,437           8.37 to  15.02         140,851,928   1.52% to 1.77%      2.33%      0.11%      to     0.36%
2004        12,147,521           8.36 to  14.96         181,055,953   1.52% to 1.77%      1.47%      4.90%      to     5.16%
Blue Chip Growth Portfolio (Class 1)
2008         1,575,290           4.20 to   5.22           6,818,684   1.52% to 1.77%      0.40%    -40.07%      to   -39.92%
2007         2,329,044           7.02 to   8.69          16,771,820   1.52% to 1.77%      0.33%     12.07%      to    12.35%
2006         2,693,153           6.26 to   7.73          17,265,461   1.52% to 1.77%      0.23%      4.71%      to     4.97%
2005         3,948,546           5.98 to   7.37          24,055,659   1.52% to 1.77%      0.59%      0.75%      to     1.00%
2004         4,146,996           5.94 to   7.29          25,017,804   1.52% to 1.77%      0.15%      3.39%      to     3.65%
Capital Growth Portfolio (Class 1)
2008         1,112,899           4.84 to   4.94           5,488,291   1.52% to 1.77%      0.00%    -46.13%      to   -45.99%
2007         1,483,536           8.99 to   9.15          13,549,487   1.52% to 1.77%      1.12%     11.56%      to    11.84%
2006         1,769,810           8.05 to   8.18          14,457,352   1.52% to 1.77%      0.30%     14.61%      to    14.89%
2005         2,095,442           7.03 to   7.12          14,900,856   1.52% to 1.77%      0.44%      1.79%      to     2.04%
2004         2,722,190           6.90 to   6.97          18,976,094   1.52% to 1.77%      0.00%     11.03%      to    11.31%
Cash Management Portfolio (Class 1)
2008        13,589,028          10.49 to  13.74         186,373,001   1.52% to 1.77%      3.70%     -0.59%      to    -0.35%
2007        11,415,409          10.55 to  13.79         157,085,537   1.52% to 1.77%      3.75%      2.68%      to     2.93%
2006         9,554,341          10.28 to  13.39         127,627,207   1.52% to 1.77%      2.57%      2.80%      to     3.05%
2005         9,367,344          10.00 to  13.00         121,430,235   1.52% to 1.77%      1.04%      0.99%      to     1.24%
2004        10,546,190           9.90 to  12.84         135,050,861   1.52% to 1.77%      0.76%     -0.95%      to    -0.70%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
Corporate Bond Portfolio (Class 1)
2008         6,240,647          16.60 to  16.94         105,636,170   1.52% to 1.77%      4.24%     -9.40%      to    -9.17%
2007         7,818,914          18.32 to  18.65         145,719,768   1.52% to 1.77%      3.85%      3.63%      to     3.89%
2006         8,696,448          17.68 to  17.95         156,032,513   1.52% to 1.77%      4.27%      4.00%      to     4.26%
2005        10,147,415          17.00 to  17.22         174,651,502   1.52% to 1.77%      4.46%      0.12%      to     0.37%
2004        11,355,796          16.98 to  17.15         194,730,836   1.52% to 1.77%      4.89%      4.95%      to     5.21%
Davis Venture Value Portfolio (Class 1)
2008        21,525,126           8.36 to  24.74         525,791,927   1.52% to 1.77%      1.57%    -39.24%      to   -39.09%
2007        28,232,833          13.77 to  40.62       1,132,762,035   1.52% to 1.77%      0.85%      3.80%      to     4.06%
2006        35,548,548          13.26 to  39.03       1,372,722,485   1.52% to 1.77%      0.97%     13.29%      to    13.57%
2005        43,943,760          11.71 to  34.37       1,496,562,341   1.52% to 1.77%      0.97%      8.67%      to     8.94%
2004        52,961,565          10.77 to  31.55       1,657,605,750   1.52% to 1.77%      0.85%     11.52%      to    11.80%
"Dogs" of Wall Street Portfolio (Class 1)
2008         2,229,026           8.94 to   9.13          20,330,702   1.52% to 1.77%      3.18%    -27.88%      to   -27.70%
2007         2,886,729          12.40 to  12.62          36,420,354   1.52% to 1.77%      2.36%     -3.65%      to    -3.41%
2006         4,108,875          12.87 to  13.07          53,675,570   1.52% to 1.77%      2.50%     19.52%      to    19.81%
2005         5,091,088          10.77 to  10.91          55,512,513   1.52% to 1.77%      2.27%     -4.44%      to    -4.20%
2004         6,929,443          11.27 to  11.38          78,877,465   1.52% to 1.77%      2.26%      7.70%      to     7.97%
Emerging Markets Portfolio (Class 1)
2008         3,636,407          11.22 to  17.14          41,703,578   1.52% to 1.77%      1.44%    -57.38%      to   -57.27%
2007         5,540,449          26.33 to  40.11         148,654,454   1.52% to 1.77%      1.92%     38.91%      to    39.25%
2006         6,586,154          18.95 to  28.80         126,882,022   1.52% to 1.77%      0.91%     28.81%      to    29.13%
2005         8,139,591          14.71 to  22.31         121,396,530   1.52% to 1.77%      0.34%     34.81%      to    35.14% (6)
2004         7,976,447          10.92 to  16.51          88,049,372   1.52% to 1.77%      1.04%     22.32%      to    22.63%
Equity Opportunities Portfolio (Class 1)
2008         2,848,230          12.21 to  12.46          35,474,098   1.52% to 1.77%      1.45%    -39.55%      to   -39.40%
2007         3,858,303          20.20 to  20.57          79,309,576   1.52% to 1.77%      1.64%     -1.65%      to    -1.40%
2006         5,190,000          20.54 to  20.86         108,217,271   1.52% to 1.77%      1.53%     14.65%      to    14.94%
2005         6,941,211          17.92 to  18.15         125,937,063   1.52% to 1.77%      1.49%      2.84%      to     3.09%
2004         8,953,274          17.42 to  17.60         157,581,658   1.52% to 1.77%      1.39%      7.97%      to     8.23%
Fundamental Growth Portfolio (Class 1)
2008         3,874,789           4.74 to  11.72          45,125,727   1.52% to 1.77%      0.00%    -45.81%      to   -45.67%
2007         4,922,503           8.74 to  21.57         105,460,035   1.52% to 1.77%      0.00%     13.13%      to    13.41%
2006         6,573,329           7.73 to  19.02         124,318,991   1.52% to 1.77%      0.02%      3.93%      to     4.19%
2005         8,783,260           7.44 to  18.25         159,424,404   1.52% to 1.77%      0.58%      4.21%      to     4.47%
2004        11,438,565           7.14 to  17.47         198,871,321   1.52% to 1.77%      0.13%      3.16%      to     3.42%
Global  Bond Portfolio (Class 1)
2008         3,232,771          13.23 to  20.56          65,988,275   1.52% to 1.77%      2.95%      3.81%      to     4.07%
2007         3,725,872          12.75 to  19.75          72,916,266   1.52% to 1.77%      0.59%      9.43%      to     9.70%
2006         3,699,912          11.65 to  18.01          66,045,775   1.52% to 1.77%      8.87%      2.05%      to     2.30%
2005         4,424,400          11.42 to  17.60          77,386,541   1.52% to 1.77%      3.10%      2.75%      to     3.01%
2004         4,872,325          11.11 to  17.09          82,766,021   1.52% to 1.77%      0.00%      2.14%      to     2.40%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
Global Equities Portfolio (Class 1)
2008         4,455,237           6.66 to  14.77          65,401,932   1.52% to 1.77%      2.10%    -44.39%      to   -44.25%
2007         5,972,702          11.97 to  26.50         157,423,591   1.52% to 1.77%      1.16%      9.91%      to    10.18%
2006         7,394,159          10.89 to  24.05         176,964,120   1.52% to 1.77%      0.88%     21.70%      to    22.00%
2005         8,990,627           8.95 to  19.71         176,433,813   1.52% to 1.77%      0.27%     13.76%      to    14.04% (6)
2004        10,797,429           7.86 to  17.28         185,921,956   1.52% to 1.77%      0.30%      9.91%      to    10.18%
Growth Opportunities Portfolio (Class 1)
2008         2,415,458           4.21 to   4.29          10,348,589   1.52% to 1.77%      0.00%    -37.01%      to   -36.85%
2007         3,277,374           6.68 to   6.79          22,236,254   1.52% to 1.77%      0.00%     19.43%      to    19.73%
2006         3,697,904           5.59 to   5.67          20,956,363   1.52% to 1.77%      0.00%     11.45%      to    11.73%
2005         2,903,895           5.02 to   5.07          14,730,534   1.52% to 1.77%      0.00%      5.77%      to     6.03%
2004         3,801,186           4.74 to   4.79          18,188,614   1.52% to 1.77%      0.00%      4.31%      to     4.57%
Growth-Income Portfolio (Class 1)
2008         8,268,914           6.06 to  19.49         158,513,305   1.52% to 1.77%      1.05%    -43.91%      to   -43.77%
2007        10,811,269          10.80 to  34.65         367,388,712   1.52% to 1.77%      0.89%      9.17%      to     9.44%
2006        14,413,766           9.90 to  31.66         449,064,125   1.52% to 1.77%      0.70%      5.54%      to     5.81%
2005        18,999,995           9.38 to  29.92         560,747,209   1.52% to 1.77%      0.54%      5.32%      to     5.58% (6)
2004        24,966,616           8.90 to  28.34         699,908,679   1.52% to 1.77%      0.67%      9.58%      to     9.85%
High-Yield Bond Portfolio (Class 1)
2008         4,774,549          13.80 to  14.06          67,100,538   1.52% to 1.77%     10.11%    -33.35%      to   -33.18%
2007         6,081,847          20.70 to  21.04         127,924,639   1.52% to 1.77%      7.12%     -0.40%      to    -0.15%
2006         8,694,111          20.79 to  21.07         183,161,973   1.52% to 1.77%      7.61%     12.66%      to    12.94%
2005        10,415,282          18.45 to  18.66         194,304,447   1.52% to 1.77%      8.88%      6.96%      to     7.23%
2004        13,555,787          17.25 to  17.40         235,859,948   1.52% to 1.77%      8.58%     15.40%      to    15.69%
International Diversified Equities Portfolio (Class 1)
2008         6,544,110           9.67 to   9.86          64,521,307   1.52% to 1.77%      3.16%    -40.53%      to   -40.38%
2007         8,416,582          16.26 to  16.54         139,192,910   1.52% to 1.77%      2.01%     13.33%      to    13.61%
2006        10,209,822          14.35 to  14.56         148,632,225   1.52% to 1.77%      0.41%     21.29%      to    21.59%
2005        11,973,066          11.83 to  11.98         143,352,493   1.52% to 1.77%      1.48%     11.78%      to    12.06%
2004        14,219,830          10.58 to  10.69         151,934,480   1.52% to 1.77%      1.88%     14.45%      to    14.73%
International Growth and Income Portfolio (Class 1)
2008         6,860,589           7.48 to  10.64          72,266,380   1.52% to 1.77%      2.64%    -46.86%      to   -46.73%
2007        10,137,855          14.08 to  19.97         200,680,648   1.52% to 1.77%      1.54%      5.29%      to     5.55%
2006        12,387,765          13.37 to  18.92         232,588,695   1.52% to 1.77%      1.30%     24.82%      to    25.13%
2005        13,993,625          10.71 to  15.12         209,984,834   1.52% to 1.77%      0.85%     12.28%      to    12.56%
2004        16,230,640           9.54 to  13.43         217,669,286   1.52% to 1.77%      1.24%     18.74%      to    19.04%
Marsico Focused Growth Portfolio (Class 1)
2008         2,572,784           7.80 to   7.96          20,454,275   1.52% to 1.77%      0.44%    -41.86%      to   -41.71%
2007         3,577,168          13.42 to  13.66          48,795,490   1.52% to 1.77%      0.19%     11.66%      to    11.94%
2006         4,898,463          12.02 to  12.21          59,722,391   1.52% to 1.77%      0.00%      6.68%      to     6.95%
2005         5,993,627          11.27 to  11.41          68,345,854   1.52% to 1.77%      0.00%      8.77%      to     9.04%
2004         6,278,390          10.36 to  10.47          65,643,534   1.52% to 1.77%      0.00%      9.30%      to     9.57%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
MFS Massachusetts Investors Trust Portfolio (Class 1)
2008         3,684,767           7.66 to  17.02          62,320,505   1.52% to 1.77%      0.95%    -33.63%      to   -33.46%
2007         4,731,631          11.53 to  25.58         120,201,972   1.52% to 1.77%      1.10%      8.63%      to     8.91%
2006         6,089,977          10.62 to  23.49         142,284,797   1.52% to 1.77%      0.67%     11.20%      to    11.48%
2005         7,919,315           9.55 to  21.07         166,238,426   1.52% to 1.77%      0.77%      5.84%      to     6.10% (6)
2004         9,734,051           9.02 to  19.86         192,713,777   1.52% to 1.77%      0.79%      9.90%      to    10.18%
MFS Total Return Portfolio (Class 1)
2008         9,794,360          10.13 to  22.16         214,130,913   1.52% to 1.77%      3.03%    -23.39%      to   -23.20%
2007        12,819,292          13.22 to  28.85         364,898,447   1.52% to 1.77%      2.49%      2.41%      to     2.67%
2006        15,505,974          12.91 to  28.10         429,872,722   1.52% to 1.77%      2.30%     10.03%      to    10.31%
2005        19,397,126          11.73 to  25.47         488,726,740   1.52% to 1.77%      2.11%      1.24%      to     1.49%
2004        22,025,002          11.59 to  25.10         547,419,678   1.52% to 1.77%      0.19%      9.35%      to     9.63%
Mid-Cap Growth Portfolio (Class 1)
2008         5,294,777           4.09 to   7.00          36,492,261   1.52% to 1.77%      0.00%    -44.36%      to   -44.22%
2007         6,872,375           7.35 to  12.54          85,043,221   1.52% to 1.77%      0.24%     14.89%      to    15.18%
2006         9,175,798           6.39 to  10.89          98,751,287   1.52% to 1.77%      0.00%      0.77%      to     1.02%
2005        11,316,233           6.34 to  10.78         120,741,874   1.52% to 1.77%      0.00%      1.38%      to     1.63%
2004        14,652,379           6.26 to  10.61         154,117,911   1.52% to 1.77%      0.00%     12.09%      to    12.37%
Real Estate Portfolio (Class 1)
2008         2,414,836          14.43 to  14.72          35,535,662   1.52% to 1.77%      3.24%    -44.88%      to   -44.74%
2007         3,201,604          26.17 to  26.64          85,266,112   1.52% to 1.77%      1.23%    -15.85%      to   -15.64%
2006         4,877,438          31.10 to  31.58         153,981,034   1.52% to 1.77%      1.31%     32.13%      to    32.46%
2005         5,696,302          23.54 to  23.84         135,771,300   1.52% to 1.77%      1.93%     11.31%      to    11.58%
2004         7,121,147          21.15 to  21.36         152,120,150   1.52% to 1.77%      2.67%     32.21%      to    32.53%
Technology Portfolio (Class 1)
2008         4,765,186           1.36 to   1.39           6,613,662   1.52% to 1.77%      0.00%    -52.00%      to   -51.88%
2007         7,840,652           2.84 to   2.89          22,615,569   1.52% to 1.77%      0.00%     19.80%      to    20.10%
2006         6,722,580           2.37 to   2.40          16,146,229   1.52% to 1.77%      0.00%     -0.65%      to    -0.40%
2005         8,755,032           2.38 to   2.41          21,113,755   1.52% to 1.77%      0.00%     -1.96%      to    -1.71%
2004        10,833,574           2.43 to   2.45          26,583,352   1.52% to 1.77%      0.00%     -4.24%      to    -4.00%
Telecom Utility Portfolio (Class 1)
2008         1,616,772          10.93 to  11.15          18,013,981   1.52% to 1.77%      2.11%    -38.54%      to   -38.39%
2007         2,167,856          17.78 to  18.09          39,204,694   1.52% to 1.77%      2.85%     18.79%      to    19.09%
2006         2,662,249          14.97 to  15.19          40,433,257   1.52% to 1.77%      3.72%     24.29%      to    24.60%
2005         2,789,284          12.04 to  12.19          34,000,852   1.52% to 1.77%      4.07%      4.65%      to     4.91%
2004         3,533,027          11.51 to  11.62          41,052,332   1.52% to 1.77%      4.91%     14.73%      to    15.01%
Total Return Bond Portfolio (Class 1)
2008         1,956,044          22.62 to  23.03          45,035,267   1.52% to 1.77%      3.72%      3.23%      to     3.49%
2007         1,970,247          21.91 to  22.25          43,832,167   1.52% to 1.77%      6.27%      3.70%      to     3.96%
2006         2,461,174          21.13 to  21.40          52,673,320   1.52% to 1.77%      7.21%      7.72%      to     7.98%
2005         3,031,147          19.61 to  19.82          60,077,709   1.52% to 1.77%      7.57%      5.43%      to     5.69%
2004         3,683,254          18.60 to  18.75          69,072,552   1.52% to 1.77%      6.15%      7.50%      to     7.77%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
Aggressive Growth Portfolio (Class 2)
2008           454,637           7.72 to   7.95           3,603,297   1.52% to 1.97%      0.40%    -53.64%      to   -53.43%
2007           649,125          16.66 to  17.07          11,044,347   1.52% to 1.97%      0.44%     -2.58%      to    -2.13%
2006           722,278          17.10 to  17.45          12,572,833   1.52% to 1.97%      0.00%     10.89%      to    11.42%
2005           844,654          15.42 to  15.66          13,205,800   1.52% to 1.97%      0.00%      6.46%      to     6.93%
2004           886,233          14.49 to  14.64          12,961,719   1.52% to 1.97%      0.00%     14.33%      to    14.85%
Alliance Growth Portfolio (Class 2)
2008         1,351,180          20.90 to  21.84          28,993,766   1.40% to 1.97%      0.00%    -41.98%      to   -41.65% (6)
2007         1,605,788          36.03 to  37.42          59,148,406   1.40% to 1.97%      0.00%     12.20%      to    12.84%
2006         1,976,451          32.11 to  33.17          64,611,386   1.40% to 1.97%      0.00%     -1.34%      to    -0.78%
2005         2,245,783          32.55 to  33.42          74,076,893   1.40% to 1.97%      0.26%     14.18%      to    14.83%
2004         2,394,953          28.51 to  29.11          68,896,859   1.40% to 1.97%      0.19%      5.68%      to     6.28%
Balanced Portfolio (Class 2)
2008           771,892          11.94 to  12.29           9,448,247   1.52% to 1.97%      3.22%    -27.44%      to   -27.12%
2007           954,994          16.45 to  16.86          16,049,705   1.52% to 1.97%      2.69%      3.21%      to     3.67%
2006         1,107,982          15.94 to  16.26          17,968,924   1.52% to 1.97%      2.55%      8.54%      to     9.03%
2005         1,299,119          14.69 to  14.91          19,333,865   1.52% to 1.97%      2.27%     -0.24%      to     0.21%
2004         1,483,785          14.72 to  14.88          22,041,926   1.52% to 1.97%      1.36%      4.54%      to     5.01%
Blue Chip Growth Portfolio (Class 2)
2008           965,310           4.13 to   4.25           4,093,376   1.52% to 1.97%      0.26%    -40.28%      to   -40.01%
2007         1,243,244           6.92 to   7.09           8,792,084   1.52% to 1.97%      0.19%     11.67%      to    12.18%
2006         1,561,072           6.20 to   6.32           9,841,301   1.52% to 1.97%      0.10%      4.34%      to     4.81%
2005         1,793,058           5.94 to   6.03          10,793,351   1.52% to 1.97%      0.43%      0.39%      to     0.85%
2004         2,058,214           5.92 to   5.98          12,287,985   1.52% to 1.97%      0.03%      3.03%      to     3.50%
Capital Growth Portfolio (Class 2)
2008           493,298           4.75 to   4.89           2,403,118   1.52% to 1.97%      0.00%    -46.31%      to   -46.07%
2007           633,367           8.85 to   9.06           5,719,187   1.52% to 1.97%      1.03%     11.17%      to    11.67%
2006           705,678           7.96 to   8.12           5,708,987   1.52% to 1.97%      0.18%     14.21%      to    14.72%
2005           775,921           6.97 to   7.07           5,477,982   1.52% to 1.97%      0.34%      1.42%      to     1.89%
2004           886,355           6.87 to   6.94           6,144,254   1.52% to 1.97%      0.00%     10.65%      to    11.15%
Cash Management Portfolio (Class 2)
2008         4,347,197          13.21 to  13.59          58,908,289   1.52% to 1.97%      3.45%     -0.94%      to    -0.50%
2007         4,220,513          13.34 to  13.66          57,514,246   1.52% to 1.97%      3.52%      2.32%      to     2.78%
2006         3,461,044          13.04 to  13.29          45,910,005   1.52% to 1.97%      2.35%      2.44%      to     2.90%
2005         3,274,033          12.73 to  12.91          42,210,412   1.52% to 1.97%      0.77%      0.57%      to     1.09%
2004         3,787,733          12.65 to  12.78          48,330,416   1.52% to 1.97%      0.66%     -1.36%      to    -0.85%
Corporate Bond Portfolio (Class 2)
2008         2,152,104          16.27 to  16.76          35,956,658   1.52% to 1.97%      4.05%     -9.71%      to    -9.31%
2007         2,630,945          18.02 to  18.48          48,501,854   1.52% to 1.97%      3.77%      3.26%      to     3.73%
2006         2,841,192          17.45 to  17.82          50,505,302   1.52% to 1.97%      4.12%      3.64%      to     4.10%
2005         3,136,037          16.83 to  17.11          53,570,302   1.52% to 1.97%      4.42%     -0.23%      to     0.22%
2004         3,178,532          16.87 to  17.08          54,193,855   1.52% to 1.97%      5.08%      4.58%      to     5.05%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
Davis Venture Value Portfolio (Class 2)
2008         3,585,624          23.71 to  24.73          87,438,866   1.40% to 1.97%      1.41%    -39.46%      to   -39.11%
2007         4,596,592          39.16 to  40.61         184,372,113   1.40% to 1.97%      0.74%      3.44%      to     4.03%
2006         5,345,015          37.86 to  39.04         206,374,587   1.40% to 1.97%      0.87%     12.89%      to    13.53%
2005         5,951,410          33.54 to  34.38         202,665,477   1.40% to 1.97%      0.87%      8.29%      to     8.91%
2004         6,279,634          30.97 to  31.57         196,647,275   1.40% to 1.97%      0.79%     11.14%      to    11.77%
"Dogs" of Wall Street Portfolio (Class 2)
2008           831,949           8.79 to   9.04           7,493,474   1.52% to 1.97%      3.06%    -28.14%      to   -27.81%
2007         1,095,283          12.24 to  12.52          13,674,579   1.52% to 1.97%      2.32%     -3.99%      to    -3.56%
2006         1,394,125          12.74 to  12.99          18,049,279   1.52% to 1.97%      2.37%     19.10%      to    19.63%
2005         1,669,202          10.70 to  10.85          18,073,453   1.52% to 1.97%      2.31%     -4.78%      to    -4.35%
2004         1,799,526          11.24 to  11.35          20,381,063   1.52% to 1.97%      2.35%      7.33%      to     7.82%
Emerging Markets Portfolio (Class 2)
2008           750,608          11.00 to  11.32           8,475,790   1.52% to 1.97%      1.30%    -57.53%      to   -57.34%
2007         1,187,756          25.89 to  26.54          31,441,510   1.52% to 1.97%      1.84%     38.43%      to    39.05%
2006         1,282,729          18.70 to  19.09          24,419,039   1.52% to 1.97%      0.84%     28.36%      to    28.94%
2005         1,312,679          14.57 to  14.80          19,388,777   1.52% to 1.97%      0.24%     34.33%      to    34.94%
2004         1,201,940          10.85 to  10.97          13,164,866   1.52% to 1.97%      1.01%     21.95%      to    22.51%
Equity Opportunities Portfolio (Class 2)
2008           595,320          11.96 to  12.33           7,314,519   1.52% to 1.97%      1.33%    -39.76%      to   -39.49%
2007           727,508          19.85 to  20.38          14,780,533   1.52% to 1.97%      1.56%     -2.00%      to    -1.55%
2006           882,899          20.26 to  20.70          18,225,950   1.52% to 1.97%      1.46%     14.25%      to    14.77%
2005         1,056,981          17.73 to  18.04          19,019,597   1.52% to 1.97%      1.41%      2.47%      to     2.94%
2004         1,184,869          17.30 to  17.52          20,723,558   1.52% to 1.97%      1.36%      7.58%      to     8.07%
Foreign Value Portfolio (Class 2)
2008         2,825,852          12.53 to  13.07          36,871,951   1.52% to 1.97%      2.78%    -42.11%      to   -41.85%
2007         3,365,594          21.65 to  22.47          75,531,447   1.52% to 1.97%      1.76%     11.95%      to    12.46%
2006         3,868,694          19.34 to  19.98          77,225,840   1.52% to 1.97%      1.02%     24.69%      to    25.25%
2005         4,123,859          15.51 to  15.95          65,728,196   1.52% to 1.97%      0.00%      7.90%      to     8.37%
2004         3,958,903          14.37 to  14.72          58,239,499   1.52% to 1.97%      1.23%     17.57%      to    18.06%
Fundamental Growth Portfolio (Class 2)
2008           261,738          11.24 to  11.59           3,020,623   1.52% to 1.97%      0.00%    -45.99%      to   -45.75%
2007           318,015          20.81 to  21.36           6,766,692   1.52% to 1.97%      0.00%     12.79%      to    13.29%
2006           385,960          18.45 to  18.85           7,254,435   1.52% to 1.97%      0.00%      3.57%      to     4.03%
2005           494,045          17.81 to  18.12           8,933,244   1.52% to 1.97%      0.47%      3.84%      to     4.31%
2004           541,745          17.15 to  17.37           9,396,286   1.52% to 1.97%      0.00%      2.80%      to     3.26%
Global Bond Portfolio (Class 2)
2008           906,808          19.77 to  20.32          18,379,687   1.52% to 1.97%      3.00%      3.45%      to     3.91%
2007           923,705          19.11 to  19.56          18,024,074   1.52% to 1.97%      0.42%      9.05%      to     9.54%
2006           918,963          17.52 to  17.86          16,374,097   1.52% to 1.97%      9.13%      1.69%      to     2.15%
2005           966,703          17.23 to  17.48          16,870,464   1.52% to 1.97%      3.28%      2.39%      to     2.86%
2004           823,892          16.83 to  16.99          13,981,610   1.52% to 1.97%      0.00%      1.78%      to     2.24%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
Global Equities Portfolio (Class 2)
2008           492,240          14.24 to  14.78 (5)       7,189,938   1.40% to 1.97%      1.85%    -44.58%      to   -44.26%
2007           739,069          25.69 to  26.51 (5)      19,379,314   1.40% to 1.97%      1.08%      9.52%      to    10.15%
2006           762,141          23.46 to  24.07 (5)      18,163,322   1.40% to 1.97%      0.82%     21.27%      to    21.97%
2005           728,068          19.34 to  19.73 (5)      14,236,176   1.40% to 1.97%      0.15%     13.36%      to    14.01%
2004           662,045          17.06 to  17.31 (5)      11,374,003   1.40% to 1.97%      0.18%      9.52%      to    10.15%
Growth Opportunities Portfolio (Class 2)
2008           996,083           4.12 to   4.25           4,216,280   1.52% to 1.97%      0.00%    -37.23%      to   -36.94%
2007         1,364,018           6.56 to   6.74           9,154,888   1.52% to 1.97%      0.00%     19.01%      to    19.55%
2006         1,553,271           5.51 to   5.64           8,723,039   1.52% to 1.97%      0.00%     11.06%      to    11.56%
2005         1,192,495           4.96 to   5.05           6,012,922   1.52% to 1.97%      0.00%      5.40%      to     5.87%
2004         1,255,588           4.71 to   4.77           5,980,833   1.52% to 1.97%      0.00%      3.94%      to     4.42%
Growth-Income Portfolio (Class 2)
2008           621,649          18.66 to  19.25          11,915,819   1.52% to 1.97%      0.87%    -44.11%      to   -43.85%
2007           848,272          33.38 to  34.28          28,979,639   1.52% to 1.97%      0.78%      8.79%      to     9.28%
2006         1,053,667          30.68 to  31.37          32,960,191   1.52% to 1.97%      0.59%      5.17%      to     5.65%
2005         1,227,675          29.17 to  29.69          36,371,175   1.52% to 1.97%      0.42%      4.95%      to     5.43%
2004         1,450,353          27.79 to  28.17          40,777,284   1.52% to 1.97%      0.56%      9.19%      to     9.68%
High-Yield Bond Portfolio (Class 2)
2008         1,090,907          13.48 to  13.91          15,118,489   1.52% to 1.97%      9.82%    -33.58%      to   -33.28%
2007         1,491,422          20.30 to  20.84          30,982,321   1.52% to 1.97%      7.08%     -0.74%      to    -0.30%
2006         1,877,778          20.45 to  20.91          39,148,300   1.52% to 1.97%      7.75%     12.26%      to    12.77%
2005         2,033,766          18.21 to  18.54          37,619,765   1.52% to 1.97%      9.40%      6.51%      to     7.07%
2004         2,367,479          17.10 to  17.32          40,928,981   1.52% to 1.97%      8.72%     14.90%      to    15.52%
International Diversified Equities Portfolio (Class 2)
2008         2,942,098           9.49 to   9.77          28,661,259   1.52% to 1.97%      3.13%    -40.74%      to   -40.47%
2007         3,499,414          16.02 to  16.40          57,269,092   1.52% to 1.97%      1.94%     12.93%      to    13.44%
2006         4,030,252          14.18 to  14.46          58,163,917   1.52% to 1.97%      0.31%     20.87%      to    21.41%
2005         4,438,672          11.73 to  11.91          52,774,309   1.52% to 1.97%      1.43%     11.40%      to    11.90%
2004         4,272,814          10.53 to  10.64          45,428,670   1.52% to 1.97%      2.24%     14.05%      to    14.57%
International Growth and Income Portfolio (Class 2)
2008         1,254,873          10.27 to  10.54          13,180,687   1.52% to 1.97%      2.45%    -47.04%      to   -46.80%
2007         1,818,911          19.39 to  19.81          35,944,347   1.52% to 1.97%      1.45%      4.92%      to     5.39%
2006         2,119,991          18.48 to  18.80          39,761,875   1.52% to 1.97%      1.22%     24.38%      to    24.94%
2005         2,229,312          14.86 to  15.04          33,475,092   1.52% to 1.97%      0.74%     11.89%      to    12.39%
2004         2,366,670          13.28 to  13.39          31,636,685   1.52% to 1.97%      1.19%     18.33%      to    18.86%
Marsico Focused Growth Portfolio (Class 2)
2008         2,511,164           7.74 to   7.87          19,729,754   1.52% to 1.77%      0.32%    -41.95%      to   -41.80%
2007         3,098,296          13.34 to  13.53          41,823,533   1.52% to 1.77%      0.06%     11.49%      to    11.77%
2006         3,626,862          11.96 to  12.11          43,827,566   1.52% to 1.77%      0.00%      6.52%      to     6.79%
2005         4,104,780          11.23 to  11.34          46,464,676   1.52% to 1.77%      0.00%      8.61%      to     8.88%
2004         4,341,358          10.34 to  10.41          45,145,301   1.52% to 1.77%      0.00%      9.13%      to     9.41%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
MFS Massachusetts Investors Trust Portfolio (Class 2)
2008           791,605          16.42 to  16.86          13,304,132   1.52% to 1.97%      0.82%    -33.86%      to   -33.56%
2007           937,193          24.82 to  25.37          23,715,821   1.52% to 1.97%      1.01%      8.25%      to     8.74%
2006         1,118,535          22.93 to  23.33          26,036,977   1.52% to 1.97%      0.56%     10.81%      to    11.31%
2005         1,306,956          20.69 to  20.96          27,344,095   1.52% to 1.97%      0.65%      5.46%      to     5.94%
2004         1,445,629          19.62 to  19.79          28,561,412   1.52% to 1.97%      0.70%      9.51%      to    10.01%
MFS Total Return Portfolio (Class 2)
2008         3,096,393          21.28 to  21.92          67,652,883   1.52% to 1.97%      2.85%    -23.66%      to   -23.31%
2007         4,204,979          27.88 to  28.58         119,855,497   1.52% to 1.97%      2.43%      2.05%      to     2.51%
2006         4,834,111          27.32 to  27.88         134,471,263   1.52% to 1.97%      2.22%      9.65%      to    10.14%
2005         5,597,294          24.92 to  25.32         141,431,354   1.52% to 1.97%      2.02%      0.88%      to     1.34%
2004         6,025,338          24.70 to  24.98         150,291,875   1.52% to 1.97%      0.18%      8.97%      to     9.46%
Mid-Cap Growth Portfolio (Class 2)
2008         2,663,058           6.71 to   6.99          18,376,734   1.40% to 1.97%      0.00%    -44.55%      to   -44.23%
2007         3,266,960          12.10 to  12.54          40,461,275   1.40% to 1.97%      0.12%     14.49%      to    15.14%
2006         3,875,649          10.57 to  10.89          41,762,710   1.40% to 1.97%      0.00%      0.42%      to     0.99%
2005         4,509,492          10.53 to  10.78          48,180,986   1.40% to 1.97%      0.00%      1.02%      to     1.60%
2004         5,169,271          10.42 to  10.61          54,442,777   1.40% to 1.97%      0.00%     11.70%      to    12.34%
Real Estate Portfolio (Class 2)
2008           702,589          14.15 to  14.57          10,191,024   1.52% to 1.97%      2.88%    -45.07%      to   -44.82%
2007           940,405          25.76 to  26.40          24,726,909   1.52% to 1.97%      1.14%    -16.14%      to   -15.76%
2006         1,235,674          30.72 to  31.34          38,602,878   1.52% to 1.97%      1.23%     31.67%      to    32.26%
2005         1,307,417          23.33 to  23.70          30,902,945   1.52% to 1.97%      1.88%     10.92%      to    11.42%
2004         1,519,878          21.04 to  21.27          32,262,874   1.52% to 1.97%      2.65%     31.74%      to    32.34%
Small & Mid Cap Value Portfolio (Class 2)
2008         1,959,032          11.46 to  11.79          23,050,950   1.52% to 1.97%      0.31%    -36.36%      to   -36.08%
2007         2,435,210          18.00 to  18.45          44,841,243   1.52% to 1.97%      0.51%     -0.33%      to     0.12%
2006         2,638,074          18.06 to  18.43          48,539,371   1.52% to 1.97%      0.16%     11.37%      to    11.87%
2005         2,909,687          16.22 to  16.47          47,874,716   1.52% to 1.97%      0.00%      3.83%      to     4.30%
2004         2,898,416          15.62 to  15.80          45,740,841   1.52% to 1.97%      0.48%     15.63%      to    16.15%
Technology Portfolio (Class 2)
2008         2,020,598           1.33 to   1.39           2,767,883   1.40% to 1.97%      0.00%    -52.16%      to   -51.89%
2007         2,882,621           2.78 to   2.88 (5)       8,221,130   1.40% to 1.97%      0.00%     19.38%      to    20.06% (6)
2006         3,004,655           2.33 to   2.40           7,144,428   1.40% to 1.97%      0.00%     -1.00%      to    -0.43% (6)
2005         4,040,880           2.35 to   2.41           9,658,176   1.40% to 1.97%      0.00%     -2.31%      to    -1.75%
2004         4,237,386           2.41 to   2.45          10,328,998   1.40% to 1.97%      0.00%     -4.63%      to    -4.03%
Telecom Utility Portfolio (Class 2)
2008           264,730          10.85 to  11.03           2,903,254   1.52% to 1.77%      2.21%    -38.63%      to   -38.48%
2007           299,160          17.68 to  17.93           5,342,993   1.52% to 1.77%      2.93%     18.61%      to    18.91%
2006           347,637          14.91 to  15.08           5,224,763   1.52% to 1.77%      3.67%     24.10%      to    24.41%
2005           310,837          12.01 to  12.12           3,755,001   1.52% to 1.77%      4.66%      4.50%      to     4.76%
2004           278,545          11.50 to  11.57           3,216,118   1.52% to 1.77%      5.12%     14.56%      to    14.84%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
Total Return Bond Portfolio (Class 2)
2008           527,462          22.35 to  22.77          11,974,186   1.52% to 1.77%      4.33%      3.07%      to     3.33%
2007           311,578          21.69 to  22.04           6,851,081   1.52% to 1.77%      6.36%      3.54%      to     3.80%
2006           340,198          20.95 to  21.23           7,208,970   1.52% to 1.77%      7.14%      7.55%      to     7.82%
2005           381,621          19.47 to  19.69           7,502,640   1.52% to 1.77%      7.83%      5.27%      to     5.54%
2004           398,777          18.50 to  18.66           7,429,844   1.52% to 1.77%      6.39%      7.34%      to     7.61%
Aggressive Growth Portfolio (Class 3)
2008         1,077,634           5.04 to   5.19 (5)       8,432,205   1.15% to 2.05%      0.32%    -54.03%      to   -53.34%
2007         1,132,730          10.95 to  11.12 (5)      19,120,314   1.15% to 2.05%      0.39%     -2.90%      to    -1.85% (6)
2006           951,148          11.28 to  11.33 (5)      16,442,147   1.15% to 2.05%      0.00%     10.28% (9)  to    10.68% (9)(6)
2005           687,004          15.33 to  15.59          10,678,069   1.52% to 1.97%      0.00%      6.34%      to     6.83%
2004           493,564          14.41 to  14.59           7,188,034   1.52% to 1.97%      0.00%     14.23%      to    14.74%
Alliance Growth Portfolio (Class 3)
2008         5,913,605           6.91 to   7.08 (5)     123,435,605   1.15% to 2.05%      0.00%    -42.08%      to   -41.56% (6)
2007         6,743,033          11.92 to  12.11 (5)     242,549,984   1.15% to 2.05%      0.00%     11.97%      to    13.01% (6)
2006         5,952,719          10.65 to  10.71 (5)     192,039,162   1.15% to 2.05%      0.00%      4.73% (9)  to     5.32% (9)(6)
2005         3,334,903          32.45 to  32.96         109,639,085   1.52% to 1.97%      0.19%     14.06%      to    14.58%
2004         2,410,119          28.45 to  28.76          69,204,069   1.52% to 1.97%      0.12%      5.58%      to     6.06%
American Funds Asset Allocation SAST Portfolio (Class 3)
2008         3,863,276           7.39 to   7.66          29,342,054   1.15% to 2.05%      1.24%    -31.59%      to   -30.64%
2007         1,635,158          10.80 to  11.04          17,992,072   1.15% to 2.05%      0.06%      3.12%      to     5.01% (6)
2006            46,693          10.48 to  10.51 (5)         491,135   1.15% to 2.05%      0.00%      4.70% (9)  to     5.06% (9)(6)
2005                --             --        --                  --               --        --         --                --
2004                --             --        --                  --               --        --         --                --
American Funds Global Growth SAST Portfolio (Class 3)
2008        11,445,291           7.30 to   7.45 (5)      83,871,758   1.15% to 2.05%      1.30%    -39.87%      to   -39.32%
2007         5,142,687          12.13 to  12.28 (5)      62,382,919   1.15% to 2.05%      0.00%     12.11%      to    13.13% (6)
2006           183,329          10.82 to  10.86 (5)       1,979,194   1.15% to 2.05%      0.00%      7.92% (9)  to     8.29% (9)(6)
2005                --             --        --                  --               --        --         --                --
2004                --             --        --                  --               --        --         --                --
American Funds Growth SAST Portfolio (Class 3)
2008        15,565,187           6.34 to   6.48         100,292,669   1.15% to 2.05%      0.50%    -45.33%      to   -44.82%
2007         7,222,806          11.60 to  11.75 (5)      84,729,982   1.15% to 2.05%      0.02%      9.60%      to    10.65% (6)
2006           140,356          10.58 to  10.61 (5)       1,493,428   1.15% to 2.05%      0.00%      5.39% (9)  to     5.72% (9)(6)
2005                --             --        --                  --               --        --         --                --
2004                --             --        --                  --               --        --         --                --
American Funds Growth-Income SAST Portfolio (Class 3)
2008        16,380,570           6.65 to   6.80 (5)     108,459,833   1.15% to 2.05%      0.91%    -39.33%      to   -38.76%
2007         7,486,135          10.96 to  11.10 (5)      81,260,540   1.15% to 2.05%      0.04%      2.44%      to     3.44% (6)
2006           150,241          10.70 to  10.74 (5)       1,588,821   1.15% to 2.05%      0.00%      6.94% (9)  to     7.28% (9)(6)
2005                --             --        --                  --               --        --         --                --
2004                --             --        --                  --               --        --         --                --

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
Balanced Portfolio (Class 3)
2008         1,041,860           7.87 to   8.08 (5)      12,468,044   1.15% to 2.05%      3.19%    -27.71%      to   -26.91%
2007         1,045,325          10.89 to  11.05 (5)      17,414,478   1.15% to 2.05%      2.82%      2.59%      to     3.78% (6)
2006           963,493          10.61 to  10.65 (5)      15,537,708   1.15% to 2.05%      2.60%      5.43% (9)  to     5.79% (9)(6)
2005           839,731          14.63 to  14.86          12,437,658   1.52% to 1.97%      2.25%     -0.34%      to     0.11%
2004           812,328          14.68 to  14.84          12,029,966   1.52% to 1.97%      1.47%      4.43%      to     4.91%
Blue Chip Growth Portfolio (Class 3)
2008         2,094,386           7.07 to   7.25 (5)       8,965,595   1.15% to 2.05%      0.17%    -40.56%      to   -39.85%
2007         2,340,254          11.89 to  12.06 (5)      16,543,909   1.15% to 2.05%      0.14%     11.18%      to    12.43% (6)
2006         1,818,174          10.69 to  10.72 (5)      11,395,423   1.15% to 2.05%      0.01%      5.92% (9)  to     6.25% (9)(6)
2005         1,679,003           5.92 to   6.01          10,050,320   1.52% to 1.97%      0.36%      0.29%      to     0.74%
2004         1,329,936           5.90 to   5.96           7,913,678   1.52% to 1.97%      0.00%      2.92%      to     3.40%
Capital Growth Portfolio (Class 3)
2008         8,151,653           6.30 to   6.51 (5)      40,122,091   1.15% to 2.05%      0.00%    -46.74%      to   -45.93%
2007         4,001,416          11.84 to  12.05 (5)      36,234,272   1.15% to 2.05%      1.48%     10.50%      to    11.97% (6)
2006           384,895          10.71 to  10.76 (5)       3,086,071   1.15% to 2.05%      0.10%      6.62% (9)  to     7.07% (9)(6)
2005           216,548           6.95 to   7.03           1,517,038   1.52% to 1.97%      0.27%      1.39%      to     1.79%
2004           140,999           6.85 to   6.91             971,168   1.52% to 1.97%      0.00%     10.65%      to    11.03%
Cash Management Portfolio (Class 3)
2008        27,536,857          10.15 to  10.40 (5)     368,421,385   1.15% to 2.05%      3.67%     -1.37%      to    -0.23%
2007        17,016,940          10.29 to  10.43 (5)     229,635,212   1.15% to 2.05%      3.74%      1.96%      to     3.06% (6)
2006        12,567,915          10.09 to  10.12 (5)     165,908,135   1.15% to 2.05%      2.60%      0.87% (9)  to     1.10% (9)(6)
2005         9,053,081          12.68 to  12.88         116,342,721   1.52% to 1.97%      0.69%      0.54%      to     0.99%
2004         8,358,139          12.62 to  12.76         106,434,930   1.52% to 1.97%      0.66%     -1.40%      to    -0.94%
Corporate Bond Portfolio (Class 3)
2008        21,366,957           9.51 to   9.71 (5)     344,108,880   1.15% to 2.05%      4.35%     -9.88%      to    -9.06%
2007        20,321,908          10.55 to  10.68 (5)     367,171,144   1.15% to 2.05%      4.15%      3.07%      to     4.01% (6)
2006        12,841,383          10.24 to  10.27 (5)     225,928,781   1.15% to 2.05%      4.63%      2.17% (9)  to     2.45% (9)(6)
2005         7,942,153          16.79 to  17.00         134,772,323   1.52% to 1.97%      4.70%     -0.33%      to     0.12%
2004         4,980,011          16.85 to  16.97          84,467,485   1.52% to 1.97%      6.00%      4.49%      to     4.95%
Davis Venture Value Portfolio (Class 3)
2008        16,951,318           6.77 to   6.92 (5)     394,189,704   1.15% to 2.05%      1.38%    -39.57%      to   -39.02%
2007        17,320,915          11.20 to  11.35 (5)     679,538,448   1.15% to 2.05%      0.71%      3.23%      to     4.19% (6)
2006        14,644,705          10.85 to  10.90 (5)     560,311,210   1.15% to 2.05%      0.88%      7.65% (9)  to     8.09% (9)(6)
2005        10,031,357          33.51 to  34.02         340,438,300   1.52% to 1.97%      0.85%      8.19%      to     8.67%
2004         7,041,367          30.98 to  31.30         220,042,179   1.52% to 1.97%      0.82%     11.03%      to    11.53%
"Dogs" of Wall Street Portfolio (Class 3)
2008         1,261,706           7.49 to   7.72 (5)      11,223,963   1.15% to 2.05%      2.96%    -28.53%      to   -27.63%
2007         1,426,345          10.48 to  10.67 (5)      17,644,260   1.15% to 2.05%      2.35%     -4.79%      to    -3.40% (6)
2006         1,413,505          11.00 to  11.05 (5)      18,180,059   1.15% to 2.05%      2.50%      8.58% (9)  to     8.99% (9)(6)
2005         1,118,148          10.64 to  10.81          12,046,258   1.52% to 1.97%      2.35%     -4.87%      to    -4.44%
2004         1,123,504          11.19 to  11.31          12,678,068   1.52% to 1.97%      2.54%      7.24%      to     7.71%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
Emerging Markets Portfolio (Class 3)
2008         7,858,873           6.93 to   7.08 (5)      85,778,979   1.15% to 2.05%      1.46%    -57.59%      to   -57.22%
2007         6,169,271          16.34 to  16.56 (5)     160,604,624   1.15% to 2.05%      1.94%     38.11%      to    39.44% (6)
2006         4,091,398          11.83 to  11.87 (5)      77,151,152   1.15% to 2.05%      0.94%     15.30% (9)  to    15.72% (9)(6)
2005         1,855,986          14.52 to  14.74          27,245,093   1.52% to 1.97%      0.17%     34.19%      to    34.80%
2004         1,037,661          10.82 to  10.93          11,307,326   1.52% to 1.97%      1.02%     21.87%      to    22.39%
Equity Opportunities Portfolio (Class 3)
2008         2,510,604           6.40 to   6.59 (5)      30,473,527   1.15% to 2.05%      1.17%    -40.07%      to   -39.33%
2007         2,944,793          10.67 to  10.85 (5)      59,257,669   1.15% to 2.05%      1.54%     -2.60%      to    -1.36% (6)
2006         2,954,863          10.96 to  11.00 (5)      60,618,449   1.15% to 2.05%      1.47%      8.49% (9)  to     8.94% (9)(6)
2005         2,563,558          17.59 to  17.97          45,910,950   1.52% to 1.97%      1.45%      2.38%      to     2.84%
2004         1,803,078          17.18 to  17.47          31,424,127   1.52% to 1.97%      1.59%      7.50%      to     7.98%
Foreign Value Portfolio (Class 3)
2008        19,597,947           7.25 to   7.41 (5)     250,475,847   1.15% to 2.05%      2.81%    -42.23%      to   -41.69%
2007        19,952,046          12.55 to  12.71 (5)     443,691,315   1.15% to 2.05%      1.74%     11.72%      to    12.75% (6)
2006        20,072,470          11.23 to  11.27 (5)     398,541,135   1.15% to 2.05%      0.97%     10.52% (9)  to    10.85% (9)(6)
2005        17,387,531          15.67 to  15.92         276,138,381   1.52% to 1.97%      0.00%      7.79%      to     8.28%
2004        11,695,786          14.54 to  14.70         171,656,726   1.52% to 1.97%      1.29%     17.43%      to    17.96%
Fundamental Growth Portfolio (Class 3)
2008         6,033,489           6.69 to   6.86 (5)      65,512,346   1.15% to 2.05%      0.00%    -46.14%      to   -45.60%
2007         2,780,518          12.43 to  12.61 (5)      57,223,390   1.15% to 2.05%      0.00%     12.29%      to    13.53% (6)
2006           264,972          11.07 to  11.10 (5)       4,947,564   1.15% to 2.05%      0.00%      8.57% (9)  to     8.93% (9)(6)
2005           281,414          17.53 to  18.06           5,060,848   1.52% to 1.97%      0.44%      3.74%      to     4.21%
2004           185,991          16.90 to  17.33           3,213,032   1.52% to 1.97%      0.00%      2.68%      to     3.16%
Global Bond Portfolio (Class 3)
2008         5,717,683          11.33 to  11.57 (5)     111,899,875   1.15% to 2.05%      3.16%      3.26%      to     4.20%
2007         4,114,757          10.97 to  11.11 (5)      78,731,321   1.15% to 2.05%      0.36%      8.84%      to     9.82% (6)
2006         2,672,319          10.08 to  10.11 (5)      47,205,334   1.15% to 2.05%     10.28%      0.49% (9)  to     0.79% (9)(6)
2005         1,592,915          17.14 to  17.44          27,672,258   1.52% to 1.97%      3.23%      2.29%      to     2.76%
2004           984,302          16.76 to  16.97          16,657,356   1.52% to 1.97%      0.00%      1.69%      to     2.14%
Global Equities Portfolio (Class 3)
2008         1,267,375           6.73 to   6.88 (5)      17,737,627   1.15% to 2.05%      1.90%    -44.68%      to   -44.18%
2007         1,384,670          12.16 to  12.33 (5)      35,551,355   1.15% to 2.05%      1.09%      9.27%      to    10.31% (6)
2006         1,185,703          11.13 to  11.18 (5)      27,993,123   1.15% to 2.05%      0.81%      9.56% (9)  to     9.99% (9)(6)
2005           707,607          19.19 to  19.49          13,743,678   1.52% to 1.97%      0.07%     13.25%      to    13.76%
2004           421,371          16.95 to  17.13           7,200,517   1.52% to 1.97%      0.12%      9.44%      to     9.91%
Growth Opportunities Portfolio (Class 3)
2008         9,697,948           8.09 to   8.26 (5)      41,499,559   1.15% to 2.05%      0.00%    -37.37%      to   -36.77%
2007         7,169,085          12.91 to  13.06 (5)      47,992,334   1.15% to 2.05%      0.00%     18.84%      to    19.88% (6)
2006         5,078,330          10.87 to  10.89 (5)      28,417,659   1.15% to 2.05%      0.00%      5.77% (9)  to     6.03% (9)(6)
2005           941,986           4.91 to   5.03           4,716,663   1.52% to 1.97%      0.00%      5.29%      to     5.76%
2004           769,459           4.67 to   4.75           3,645,824   1.52% to 1.97%      0.00%      3.87%      to     4.31%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
Growth-Income Portfolio (Class 3)
2008           664,354           6.42 to   6.61 (5)      12,111,735   1.15% to 2.05%      0.74%    -44.41%      to   -43.69%
2007           764,969          11.55 to  11.75 (5)      25,653,329   1.15% to 2.05%      0.75%      7.93%      to     9.47% (6)
2006           685,463          10.70 to  10.73 (5)      21,335,072   1.15% to 2.05%      0.53%      5.78% (9)  to     6.11% (9)(6)
2005           698,613          29.16 to  29.61          20,628,849   1.52% to 1.97%      0.34%      4.85%      to     5.32%
2004           669,308          27.81 to  28.12          18,778,665   1.52% to 1.97%      0.57%      9.09%      to     9.58%
High-Yield Bond Portfolio (Class 3)
2008         3,893,054           6.81 to   7.03 (5)      52,587,028   1.15% to 2.05%     10.52%    -33.98%      to   -33.10%
2007         4,009,189          10.32 to  10.51 (5)      82,455,078   1.15% to 2.05%      7.37%     -1.44%      to    -0.03% (6)
2006         4,049,169          10.47 to  10.51 (5)      83,936,765   1.15% to 2.05%      8.52%      4.12% (9)  to     4.55% (9)(6)
2005         2,866,342          18.18 to  18.49          52,826,902   1.52% to 1.97%      9.57%      6.47%      to     6.96%
2004         2,535,698          17.07 to  17.29          43,718,981   1.52% to 1.97%      9.55%     14.88%      to    15.41%
International Diversified Equities Portfolio (Class 3)
2008        20,024,399           7.30 to   7.47 (5)     191,793,161   1.15% to 2.05%      3.17%    -40.88%      to   -40.31%
2007        20,035,958          12.34 to  12.51 (5)     324,999,091   1.15% to 2.05%      1.97%     12.74%      to    13.75% (6)
2006        17,448,046          10.95 to  11.00 (5)     250,526,418   1.15% to 2.05%      0.25%      7.36% (9)  to     7.84% (9)(6)
2005        13,189,193          11.70 to  11.88         156,308,756   1.52% to 1.97%      1.45%     11.29%      to    11.79%
2004         9,541,923          10.52 to  10.63         101,220,144   1.52% to 1.97%      2.30%     13.95%      to    14.46%
International Growth and Income Portfolio (Class 3)
2008        17,353,104           6.15 to   6.28 (5)     174,115,497   1.15% to 2.05%      2.97%    -47.13%      to   -46.66%
2007        11,611,168          11.62 to  11.78 (5)     224,074,458   1.15% to 2.05%      1.60%      4.74%      to     5.68% (6)
2006         6,342,643          11.10 to  11.15 (5)     117,562,282   1.15% to 2.05%      1.35%      9.01% (9)  to     9.44% (9)(6)
2005         3,137,910          14.74 to  14.94          46,777,214   1.52% to 1.97%      0.70%     11.78%      to    12.29%
2004         2,648,598          13.19 to  13.31          35,194,607   1.52% to 1.97%      1.26%     18.22%      to    18.75%
Marsico Focused Growth Portfolio (Class 3)
2008         3,288,769           7.09 to   7.31 (5)      25,555,803   1.15% to 2.05%      0.22%    -42.56%      to   -41.64%
2007         3,487,654          12.34 to  12.52 (5)      46,728,274   1.15% to 2.05%      0.00%     10.92%      to    12.07% (6)
2006         3,057,551          11.13 to  11.17 (5)      36,778,126   1.15% to 2.05%      0.00%     10.02% (9)  to    10.44% (9)(6)
2005         2,549,066          11.14 to  11.30          28,756,731   1.52% to 1.97%      0.00%      8.28%      to     8.77%
2004         2,232,718          10.29 to  10.39          23,167,131   1.52% to 1.97%      0.00%      8.81%      to     9.31%
MFS Massachusetts Investors Trust Portfolio (Class 3)
2008         3,410,408           7.66 to   7.84 (5)      54,369,774   1.15% to 2.05%      0.88%    -34.13%      to   -33.38%
2007         2,125,436          11.63 to  11.77 (5)      53,356,709   1.15% to 2.05%      0.94%      7.80%      to     8.89% (6)
2006         2,321,999          10.79 to  10.81 (5)      53,764,055   1.15% to 2.05%      0.50%      6.65% (9)  to     6.82% (9)(6)
2005         2,160,255          20.59 to  20.90          45,036,510   1.52% to 1.97%      0.61%      5.36%      to     5.84%
2004         1,697,663          19.54 to  19.75          33,465,893   1.52% to 1.97%      0.71%      9.42%      to     9.90%
MFS Total Return Portfolio (Class 3)
2008         9,391,238           8.21 to   8.44 (5)     200,778,021   1.15% to 2.05%      2.85%    -23.98%      to   -23.11%
2007        11,567,461          10.80 to  10.98 (5)     326,148,107   1.15% to 2.05%      2.46%      1.51%      to     2.78% (6)
2006        10,084,962          10.64 to  10.69 (5)     278,884,644   1.15% to 2.05%      2.35%      5.54% (9)  to     6.01% (9)(6)
2005         7,613,011          24.82 to  25.24         191,580,360   1.52% to 1.97%      2.09%      0.79%      to     1.24%
2004         5,322,826          24.63 to  24.93         132,416,887   1.52% to 1.97%      0.20%      8.87%      to     9.36%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
Mid-Cap Growth Portfolio (Class 3)
2008         7,175,903           6.83 to   7.06 (5)      49,132,664   1.15% to 2.05%      0.00%    -45.04%      to   -44.15%
2007         7,347,399          12.42 to  12.65 (5)      90,444,749   1.15% to 2.05%      0.04%     13.75%      to    15.26% (6)
2006         7,154,175          10.92 to  10.97 (5)      76,689,316   1.15% to 2.05%      0.00%      7.46% (9)  to     7.96% (9)(6)
2005         6,332,686          10.51 to  10.67          67,407,060   1.52% to 1.97%      0.00%      0.92%      to     1.38%
2004         5,194,249          10.41 to  10.53          54,574,948   1.52% to 1.97%      0.00%     11.59%      to    12.09%
Real Estate Portfolio (Class 3)
2008         7,733,538           5.10 to   5.22 (5)     102,996,168   1.15% to 2.05%      3.22%    -45.15%      to   -44.68%
2007         5,359,753           9.30 to   9.43 (5)     136,407,759   1.15% to 2.05%      1.27%    -16.20%      to   -15.54% (6)
2006         3,472,777          11.10 to  11.17 (5)     107,216,539   1.15% to 2.05%      1.30%      9.71% (9)  to    10.30% (9)(6)
2005         2,000,207          23.28 to  23.62          47,113,256   1.52% to 1.97%      1.98%     10.81%      to    11.31%
2004         1,398,233          21.01 to  21.22          29,611,420   1.52% to 1.97%      2.83%     31.62%      to    32.21%
Small &  Mid Cap Value Portfolio (Class 3)
2008        19,911,678           6.94 to   7.10 (5)     226,990,705   1.15% to 2.05%      0.22%    -36.48%      to   -35.90%
2007        17,135,184          10.93 to  11.07 (5)     311,186,779   1.15% to 2.05%      0.45%     -0.53%      to     0.39% (6)
2006        13,641,167          10.99 to  11.03 (5)     249,417,557   1.15% to 2.05%      0.08%      7.46% (9)  to     7.86% (9)(6)
2005        10,775,018          16.18 to  16.43         176,591,419   1.52% to 1.97%      0.00%      3.73%      to     4.20%
2004         7,568,354          15.59 to  15.77         119,131,771   1.52% to 1.97%      0.42%     15.54%      to    16.05%
Small Company Value Portfolio (Class 3)
2008        10,485,697           6.47 to   6.63 (5)      63,503,984   1.15% to 2.05%      0.22%    -35.33%      to   -34.66%
2007         6,940,031          10.00 to  10.15 (5)      64,473,065   1.15% to 2.05%      0.00%     -8.86%      to    -7.91% (6)
2006         1,999,516          10.97 to  11.02 (5)      20,238,125   1.15% to 2.05%      0.00%      7.25% (9)  to     7.71% (9)(6)
2005                --             --        --                  --               --        --         --                --
2004                --             --        --                  --               --        --         --                --
Technology Portfolio (Class 3)
2008         8,297,874           6.03 to   6.22 (5)      11,373,447   1.15% to 2.05%      0.00%    -52.47%      to   -51.82%
2007         7,848,598          12.68 to  12.90 (5)      22,360,904   1.15% to 2.05%      0.00%     18.71%      to    20.24% (6)
2006         5,308,607          10.68 to  10.73 (5)      12,558,333   1.15% to 2.05%      0.00%      4.75% (9)  to     5.19% (9)(6)
2005         4,362,535           2.35 to   2.39          10,392,541   1.52% to 1.97%      0.00%     -2.41%      to    -1.97%
2004         3,648,226           2.41 to   2.44           8,870,679   1.52% to 1.97%      0.00%     -4.67%      to    -4.24%
Telecom Utility Portfolio (Class 3)
2008           609,731           8.04 to   8.26 (5)       6,565,972   1.15% to 2.05%      2.48%    -39.00%      to   -38.31%
2007           377,107          13.18 to  13.39 (5)       6,686,022   1.15% to 2.05%      3.76%     17.79%      to    19.20% (6)
2006            79,302          11.19 to  11.24 (5)       1,186,455   1.15% to 2.05%      4.50%     11.36% (9)  to    11.77% (9)(6)
2005            16,011          11.66 to  12.09             191,838   1.52% to 1.97%      4.38%      4.19%      to     4.66%
2004             7,468          11.19 to  11.55              85,506   1.52% to 1.97%      4.92%     14.23%      to    14.72%
Total Return Bond Portfolio (Class 3)
2008         3,920,292          11.05 to  11.32 (5)      80,663,357   1.15% to 2.05%      6.15%      2.70%      to     3.61%
2007           165,673          10.76 to  10.93 (5)       3,467,341   1.15% to 2.05%      8.15%      2.87%      to     4.03% (6)
2006            78,968          10.46 to  10.50 (5)       1,662,700   1.15% to 2.05%      8.06%      3.94% (9)  to     4.35% (9)(6)
2005            65,141          19.07 to  19.66           1,276,519   1.52% to 1.97%      8.16%      4.93%      to     5.43%
2004            49,363          18.17 to  18.65             917,051   1.52% to 1.97%      6.71%      7.01%      to     7.50%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
Capital Growth Portfolio  (Class II)
2008         2,073,166           6.09 to   6.22 (5)      11,619,042   1.15% to 2.05%      0.20%    -50.28%      to   -49.87% (6)
2007         2,506,101          12.25 to  12.40 (5)      28,034,658   1.15% to 2.05%      0.00%     14.12%      to    14.99% (6)
2006         2,909,668          10.74 to  10.78 (5)      28,337,928   1.15% to 2.05%      0.00%      6.36% (9)  to     6.75% (9)(6)
2005         3,095,493           9.61 to   9.76 (5)      29,815,391   1.52% to 1.97%      0.01%      5.54%      to     6.01%
2004         3,220,823           9.11 to   9.21 (5)      29,266,860   1.52% to 1.97%      0.00%      4.70%      to     5.17%
Comstock Portfolio (Class II)
2008        22,559,089           6.52 to   6.66 (5)     192,729,911   1.15% to 2.05%      2.27%    -37.10%      to   -36.54%
2007        24,395,107          10.37 to  10.49 (5)     331,165,533   1.15% to 2.05%      1.62%     -4.26%      to    -3.44% (6)
2006        26,646,078          10.84 to  10.86 (5)     376,648,609   1.15% to 2.05%      1.27%      7.33% (9)  to     7.56% (9)(6)
2005        27,979,899          12.17 to  12.46 (5)     346,133,517   1.52% to 1.97%      0.88%      2.08%      to     2.54%
2004        22,295,013          11.92 to  12.15         269,006,904   1.52% to 1.97%      0.66%     15.14%      to    15.66%
Growth and Income Portfolio (Class II)
2008        35,118,591           7.23 to   7.40 (5)     359,361,497   1.15% to 2.05%      1.80%    -33.59%      to   -32.98%
2007        34,758,550          10.88 to  11.04 (5)     537,318,833   1.15% to 2.05%      1.32%      0.44%      to     1.35% (6)
2006        31,791,446          10.83 to  10.89 (5)     488,270,723   1.15% to 2.05%      0.91%      7.72% (9)  to     8.30% (9)(6)
2005        28,184,146          13.32 to  13.53         379,469,347   1.52% to 1.97%      0.78%      7.58%      to     8.06% (6)
2004        21,776,653          12.39 to  12.52 (5)     271,558,342   1.52% to 1.97%      0.61%     11.90%      to    12.41%
Diversified International Account (Class 1)
2008           466,175           4.64 to   4.75           2,209,666   1.40% to 1.80%      1.86%    -47.18%      to   -46.97%
2007           629,741           8.78 to   8.95           5,628,012   1.40% to 1.80%      2.26%     13.99%      to    14.44%
2006           430,300           7.70 to   7.82           3,361,967   1.40% to 1.80%      1.29%     18.39%      to    18.87%
2005           145,387           6.50 to   6.58             955,377   1.40% to 1.80%      1.50%     15.76%      to    16.23%
2004            91,001           5.62 to   5.66             514,659   1.40% to 1.80%      1.11%     11.58%      to    12.04%
Equity  Income Account (Class 1)
2008         3,970,484           6.91 to   7.12          28,164,053   1.40% to 1.80%      2.62%    -35.12%      to   -34.86%
2007         5,671,344          10.65 to  10.93          61,774,881   1.40% to 1.80%      0.99%      3.36%      to     3.77%
2006         5,752,545          10.31 to  10.53          60,395,735   1.40% to 1.80%      1.60%     16.06%      to    16.52%
2005         3,551,907           8.88 to   9.04          31,983,343   1.40% to 1.80%      1.52%      8.30%      to     8.74%
2004         2,611,510           8.20 to   8.31          21,639,735   1.40% to 1.80%      1.77%     17.00%      to    17.47%
Income  Account (Class 1)
2008         1,609,192           7.03 to   7.24          11,598,933   1.40% to 1.80%      7.79%     -5.20%      to    -4.82%
2007         2,184,680           7.41 to   7.61          16,563,551   1.40% to 1.80%      6.27%      4.01%      to     4.43%
2006         2,122,228           7.13 to   7.29          15,411,695   1.40% to 1.80%      5.30%      3.03%      to     3.44%
2005         1,506,206           6.92 to   7.04          10,574,852   1.40% to 1.80%      5.60%      0.57%      to     0.98%
2004         1,419,702           6.88 to   6.97           9,872,875   1.40% to 1.80%      5.68%      3.68%      to     4.09%
LargeCap Blend Account II (Class 1)
2008           903,074           4.49 to   4.62           4,143,148   1.40% to 1.80%      1.45%    -37.54%      to   -37.29%
2007         1,226,426           7.18 to   7.37           8,977,720   1.40% to 1.80%      1.94%      3.34%      to     3.75%
2006         1,296,826           6.95 to   7.10           9,158,305   1.40% to 1.80%      1.44%      9.87%      to    10.31%
2005         1,284,847           6.33 to   6.44           8,231,857   1.40% to 1.80%      1.25%      1.46%      to     1.86%
2004         1,406,715           6.24 to   6.32           8,860,014   1.40% to 1.80%      1.05%      7.14%      to     7.57%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
LargeCap Growth Account (Class 1)
2008           147,848           4.79 to   4.94             724,967   1.40% to 1.80%      0.54%    -44.18%      to   -43.95%
2007           220,373           8.59 to   8.81           1,930,855   1.40% to 1.80%      0.32%     21.17%      to    21.65%
2006           221,503           7.09 to   7.25           1,595,675   1.40% to 1.80%      0.12%      3.07%      to     3.48%
2005           227,881           6.87 to   7.00           1,588,145   1.40% to 1.80%      0.57%      5.50%      to     5.92%
2004           265,990           6.52 to   6.61           1,752,597   1.40% to 1.80%      0.00%      6.29%      to     6.72%
MidCap Stock Account (Class 1)
2008           476,725           6.63 to   6.83           3,240,323   1.40% to 1.80%      1.74%    -30.83%      to   -30.55%
2007           627,552           9.59 to   9.84           6,145,928   1.40% to 1.80%      0.94%     -9.50%      to    -9.14%
2006           692,928          10.60 to  10.82           7,472,559   1.40% to 1.80%      1.65%     14.79%      to    15.25%
2005           600,391           9.23 to   9.39           5,615,742   1.40% to 1.80%      0.46%     11.37%      to    11.82%
2004           644,391           8.29 to   8.40           5,396,331   1.40% to 1.80%      1.62%     12.55%      to    13.00%
Money Market Account (Class 1)
2008         2,218,282           6.03 to   6.23          13,782,583   1.40% to 1.80%      2.27%      0.75%      to     1.15%
2007           709,149           5.98 to   6.16           4,361,036   1.40% to 1.80%      4.78%      3.06%      to     3.47%
2006           616,894           5.80 to   5.95           3,665,896   1.40% to 1.80%      4.25%      2.50%      to     2.92%
2005           821,513           5.66 to   5.79           4,747,631   1.40% to 1.80%      2.51%      0.76%      to     1.17%
2004           724,436           5.62 to   5.72           4,137,109   1.40% to 1.80%      0.86%     -0.96%      to    -0.55%
Mortgage Securities Account (Class 1)
2008           980,933           7.08 to   7.29           7,105,252   1.40% to 1.80%      6.72%      2.81%      to     3.22%
2007         1,339,113           6.89 to   7.06           9,413,525   1.40% to 1.80%      5.60%      4.67%      to     5.09%
2006         1,695,485           6.58 to   6.72          11,351,666   1.40% to 1.80%      4.71%      2.59%      to     3.00%
2005         1,977,696           6.42 to   6.53          12,863,553   1.40% to 1.80%      4.50%      0.45%      to     0.85%
2004         2,299,797           6.39 to   6.47          14,843,010   1.40% to 1.80%      3.89%      1.93%      to     2.34%
Real Estate Securities Account (Class 1)
2008            57,651          11.16 to  11.41 (5)         655,991   1.40% to 1.80%      2.39%    -34.05%      to   -33.79%
2007            76,782          16.93 to  17.24 (5)       1,320,025   1.40% to 1.80%      3.69%    -19.15%      to   -18.83%
2006            94,034          20.94 to  21.24 (5)       1,991,443   1.40% to 1.80%      2.32%     30.83%      to    31.36%
2005            59,048          16.00 to  16.17 (5)         953,068   1.40% to 1.80%      1.78%      7.44%      to     7.88% (6)
2004            41,375          14.89 to  14.99 (5)         619,770   1.40% to 1.80%      1.33%     29.94%      to    31.06% (6)
SAM Balanced Portfolio (Class 1)
2008        12,410,964           7.70 to   7.93          97,804,678   1.40% to 1.80%      4.36%    -27.50%      to   -27.21%
2007        16,625,660          10.62 to  10.90         180,098,979   1.40% to 1.80%      2.56%      6.72%      to     7.16%
2006        18,183,081           9.95 to  10.17         183,998,899   1.40% to 1.80%      2.09%      8.63%      to     9.07%
2005        17,690,846           9.16 to   9.32         164,214,822   1.40% to 1.80%      1.90%      4.12%      to     4.53%
2004        17,103,475           8.80 to   8.92         151,947,986   1.40% to 1.80%      1.84%      8.16%      to     8.59%
SAM Conservative Balanced Portfolio (Class 1)
2008         1,551,759           5.98 to   6.16           9,509,564   1.40% to 1.80%      4.06%    -20.65%      to   -20.34%
2007         2,217,123           7.54 to   7.73          17,067,252   1.40% to 1.80%      3.45%      5.63%      to     6.06%
2006         2,412,113           7.14 to   7.29          17,517,026   1.40% to 1.80%      2.69%      6.89%      to     7.32%
2005         2,473,645           6.68 to   6.79          16,746,150   1.40% to 1.80%      2.35%      2.73%      to     3.14%
2004         2,264,674           6.50 to   6.58          14,872,611   1.40% to 1.80%      1.99%      6.28%      to     6.71%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
SAM Conservative Growth Portfolio (Class 1)
2008         4,717,995           7.49 to   7.71          36,058,775   1.40% to 1.80%      4.15%    -34.31%      to   -34.04%
2007         6,750,665          11.40 to  11.69          78,329,330   1.40% to 1.80%      1.69%      7.34%      to     7.77%
2006         7,480,827          10.62 to  10.85          80,620,425   1.40% to 1.80%      1.58%     10.20%      to    10.64%
2005         7,747,501           9.64 to   9.80          75,537,055   1.40% to 1.80%      1.25%      5.13%      to     5.55%
2004         7,982,301           9.17 to   9.29          73,797,945   1.40% to 1.80%      1.36%      9.78%      to    10.22%
SAM Flexible Income Portfolio (Class 1)
2008         2,823,988           7.15 to   7.37          20,706,070   1.40% to 1.80%      7.04%    -15.30%      to   -14.96%
2007         3,665,557           8.44 to   8.67          31,624,757   1.40% to 1.80%      4.66%      4.19%      to     4.61%
2006         3,921,709           8.10 to   8.29          32,371,535   1.40% to 1.80%      4.08%      4.94%      to     5.36%
2005         4,714,925           7.72 to   7.87          36,966,967   1.40% to 1.80%      3.29%      1.57%      to     1.97%
2004         4,698,052           7.60 to   7.72          36,143,342   1.40% to 1.80%      3.33%      4.57%      to     4.99%
SAM Strategic Growth Portfolio (Class 1)
2008         1,476,341           7.73 to   7.95          11,665,110   1.40% to 1.80%      3.97%    -38.54%      to   -38.29%
2007         1,880,387          12.58 to  12.89          24,091,224   1.40% to 1.80%      1.21%      7.65%      to     8.08%
2006         2,028,132          11.69 to  11.93 (5)      24,061,064   1.40% to 1.80%      1.05%     11.04%      to    11.49%
2005         2,003,751          10.53 to  10.70 (5)      21,337,914   1.40% to 1.80%      0.66%      5.79%      to     6.21%
2004         1,918,099           9.95 to  10.07 (5)      19,241,277   1.40% to 1.80%      0.65%     10.82%      to    11.26%
Short-Term Income Account (Class 1)
2008           438,301           6.57 to   6.77           2,935,709   1.40% to 1.80%      3.16%     -2.34%      to    -1.95%
2007           482,012           6.73 to   6.91           3,299,420   1.40% to 1.80%      5.08%      2.64%      to     3.05%
2006           525,980           6.56 to   6.70           3,500,054   1.40% to 1.80%      4.83%      2.72%      to     3.14%
2005           439,013           6.38 to   6.50           2,847,813   1.40% to 1.80%      4.05%     -0.18%      to     0.22%
2004           599,257           6.39 to   6.49           3,875,626   1.40% to 1.80%      3.93%      0.25%      to     0.65%
SmallCap Growth Account II (Class 1)
2008           144,293           4.02 to   4.14             593,049   1.40% to 1.80%      0.00%    -42.20%      to   -41.97%
2007           237,191           6.96 to   7.13           1,683,650   1.40% to 1.80%      0.00%      3.10%      to     3.51%
2006           271,871           6.75 to   6.89           1,863,932   1.40% to 1.80%      0.00%      4.91%      to     5.33%
2005           264,931           6.44 to   6.54           1,725,811   1.40% to 1.80%      0.00%     -3.48%      to    -3.09%
2004           337,467           6.67 to   6.75           2,271,166   1.40% to 1.80%      0.00%      2.81%      to     3.22%
SmallCap Value Account I (Class 1)
2008            31,852           6.47 to   6.65             211,294   1.40% to 1.80%      0.98%    -32.81%      to   -32.77% (6)
2007            31,791           9.62 to   9.89             314,434   1.40% to 1.80%      1.72%    -11.39%      to   -10.78%
2006            19,578          10.86 to  11.09             217,020   1.40% to 1.80%      1.04%      9.21%      to    10.66%
2005             5,392           9.95 to  10.02              54,025   1.40% to 1.80%      0.00%     -0.54% (7)  to     0.20% (7)
2004                --             --        --                  --              --         --         --                --
West Coast Equity Account (Class 1)
2008         1,811,699           8.62 to   8.88          16,032,434   1.40% to 1.80%      1.17%    -34.56%      to   -34.29%
2007         2,356,937          13.18 to  13.52          31,761,327   1.40% to 1.80%      0.72%      6.79%      to     7.22%
2006         2,438,907          12.34 to  12.61          30,663,761   1.40% to 1.80%      0.48%     10.03%      to    10.47%
2005         1,548,615          11.21 to  11.41          17,615,587   1.40% to 1.80%      0.70%      6.64%      to     7.06%
2004         1,358,062          10.52 to  10.66          14,438,128   1.40% to 1.80%      0.26%     11.01%      to    11.46%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
Diversified International Account (Class 2)
2008           295,919           4.53 to   4.63           1,368,024   1.55% to 1.95%      1.70%    -47.42%      to   -47.20%
2007           737,486           8.62 to   8.77           6,457,706   1.55% to 1.95%      2.12%     13.66%      to    14.12%
2006           581,190           7.59 to   7.68           4,461,640   1.55% to 1.95%      1.52%     17.95%      to    18.42%
2005           139,057           6.43 to   6.49             900,848   1.55% to 1.95%      1.39%     15.33%      to    15.79%
2004            46,252           5.58 to   5.60 (5)         258,869   1.55% to 1.95%      1.09%     11.11%      to    11.58%
Equity Income Account (Class 2)
2008         3,312,824           6.51 to   6.65 (5)      22,674,096   1.52% to 2.02%      2.39%    -34.84%      to   -35.11% (6)
2007         5,151,304          10.00 to  10.25 (5)      54,513,329   1.52% to 2.02%      0.72%     -0.05% (12) to     2.47% (12)(6)
2006         4,996,995          10.08 to  10.29          51,305,430   1.55% to 1.95%      1.50%     15.58%      to    16.04%
2005         3,594,472           8.72 to   8.86          31,798,289   1.55% to 1.95%      1.42%      7.85%      to     8.29%
2004         2,260,288           8.08 to   8.19          18,459,243   1.55% to 1.95%      1.58%     16.52%      to    16.99%
Income Account (Class 2)
2008         1,058,743           6.87 to   7.07           7,458,920   1.55% to 1.95%      7.50%     -5.61%      to    -5.23%
2007         1,705,116           7.28 to   7.46          12,685,604   1.55% to 1.95%      6.24%      3.72%      to     4.14%
2006         2,210,997           7.01 to   7.16          15,802,004   1.55% to 1.95%      5.41%      2.57%      to     2.98%
2005         2,876,751           6.84 to   6.95          19,976,647   1.55% to 1.95%      5.72%      0.08%      to     0.49%
2004         3,337,116           6.83 to   6.92          23,063,724   1.55% to 1.95%      5.76%      3.28%      to     3.69%
LargeCap Blend Account II (Class 2)
2008           152,486           4.35 to   4.48             680,571   1.55% to 1.95%      1.27%    -37.73%      to   -37.48%
2007           332,804           6.98 to   7.16           2,377,024   1.55% to 1.95%      1.50%      2.90%      to     3.31%
2006           502,522           6.79 to   6.93           3,474,705   1.55% to 1.95%      1.20%      9.50%      to     9.94%
2005           526,805           6.20 to   6.30           3,310,365   1.55% to 1.95%      1.02%      0.98%      to     1.38%
2004           540,874           6.14 to   6.22           3,353,282   1.55% to 1.95%      0.91%      6.68%      to     7.11%
LargeCap Growth Account (Class 2)
2008            76,287           4.67 to   4.81             365,890   1.55% to 1.95%      0.24%    -44.39%      to   -44.17%
2007           115,826           8.40 to   8.61             994,535   1.55% to 1.95%      0.00%     20.67%      to    21.16%
2006           135,152           6.96 to   7.11             957,698   1.55% to 1.95%      0.00%      2.61%      to     3.02%
2005           158,725           6.78 to   6.90           1,092,368   1.55% to 1.95%      0.29%      5.10%      to     5.53%
2004           193,649           6.45 to   6.54           1,263,148   1.55% to 1.95%      0.00%      5.93%      to     6.35%
MidCap Stock Account (Class 2)
2008           120,400           6.43 to   6.62             794,108   1.55% to 1.95%      1.49%    -31.09%      to   -30.82%
2007           243,804           9.33 to   9.56           2,325,422   1.55% to 1.95%      0.71%     -9.87%      to    -9.51%
2006           372,499          10.35 to  10.57           3,927,186   1.55% to 1.95%      1.51%     14.31%      to    14.77%
2005           328,177           9.06 to   9.21           3,013,085   1.55% to 1.95%      0.27%     10.93%      to    11.38%
2004           310,386           8.16 to   8.27           2,559,976   1.55% to 1.95%      0.19%     12.07%      to    12.52%
Money Market Account (Class 2)
2008         2,367,912           5.89 to   6.06          14,299,967   1.55% to 1.95%      2.07%      0.35%      to     0.75%
2007           741,511           5.87 to   6.01           4,437,007   1.55% to 1.95%      4.41%      2.66%      to     3.07%
2006           468,575           5.72 to   5.84           2,724,190   1.55% to 1.95%      4.11%      2.10%      to     2.51%
2005           573,706           5.60 to   5.69           3,261,968   1.55% to 1.95%      2.31%      0.37%      to     0.77%
2004           951,574           5.58 to   5.65           5,369,307   1.55% to 1.95%      0.64%     -1.35%      to    -0.94%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
Mortgage Securities Account (Class 2)
2008           293,961           6.87 to   7.05           2,066,764   1.55% to 1.95%      6.42%      2.40%      to     2.81%
2007           482,789           6.71 to   6.86           3,301,862   1.55% to 1.95%      5.65%      4.16%      to     4.57%
2006           768,702           6.44 to   6.56           5,028,514   1.55% to 1.95%      4.53%      2.21%      to     2.62%
2005         1,364,116           6.30 to   6.39           8,703,199   1.55% to 1.95%      4.09%      0.05%      to     0.45%
2004         2,000,572           6.30 to   6.36          12,714,269   1.55% to 1.95%      3.67%      1.59%      to     1.99%
Real Estate Securities Account (Class 2)
2008            48,396          10.78 to  11.34             546,928   1.55% to 1.95%      2.24%    -34.32%      to   -34.04%
2007            80,463          16.42 to  17.19           1,379,040   1.55% to 1.95%      3.38%    -19.51%      to   -19.18%
2006           108,166          20.40 to  21.27           2,294,813   1.55% to 1.95%      1.92%     30.34%      to    30.86%
2005            58,819          15.65 to  16.26             953,457   1.55% to 1.95%      2.28%      6.40%      to     7.43%
2004            12,753          14.71 to  15.13             192,855   1.55% to 1.95%      1.04%     29.08%      to    31.18%
SAM Balanced Portfolio (Class 2)
2008         8,976,782           7.37 to   7.73          69,095,751   1.52% to 2.02%      4.13%    -28.24%      to   -27.53%
2007        13,691,041          10.27 to  10.67         145,477,816   1.52% to 2.02%      2.32%      3.65% (12) to     6.18% (12)(6)
2006        16,711,342           9.77 to   9.99         166,390,537   1.52% to 1.95%      1.93%      8.24%      to     8.71%
2005        16,561,610           9.03 to   9.19         151,793,970   1.52% to 1.95%      1.74%      3.68%      to     4.13%
2004        14,862,942           8.71 to   8.83         130,881,501   1.52% to 1.95%      1.70%      7.71%      to     8.18%
SAM Conservative Balanced Portfolio (Class 2)
2008         1,589,201           8.13 to   8.38 (5)       9,761,789   1.52% to 2.02%      3.85%    -21.45%      to   -20.63%
2007         2,523,507          10.35 to  10.56 (5)      19,251,280   1.52% to 2.02%      3.21%      3.51% (12) to     5.57% (12)(6)
2006         3,394,114           7.01 to   7.16          24,267,380   1.55% to 1.95%      2.55%      6.40%      to     6.83%
2005         3,386,456           6.59 to   6.70          22,668,556   1.55% to 1.95%      2.12%      2.35%      to     2.76%
2004         2,311,026           6.44 to   6.52          15,053,195   1.55% to 1.95%      1.88%      5.80%      to     6.22%
SAM Conservative Growth Portfolio (Class 2)
2008         4,286,571           7.17 to   7.49          31,929,924   1.52% to 2.02%      3.87%    -34.70%      to   -34.30%
2007         6,063,870          10.98 to  11.39          68,797,689   1.52% to 2.02%      1.48%      3.98% (12) to     6.54% (12)(6)
2006         7,199,949          10.40 to  10.61          76,120,627   1.52% to 1.95%      1.38%      9.78%      to    10.26%
2005         6,262,591           9.47 to   9.62          60,112,261   1.52% to 1.95%      1.09%      4.64%      to     5.10%
2004         5,494,544           9.05 to   9.16 (5)      50,212,271   1.52% to 1.95%      1.26%      9.42%      to     9.90%
SAM Flexible Income Portfolio (Class 2)
2008         2,695,421           8.55 to   8.85 (5)      19,300,818   1.52% to 2.02%      6.99%    -16.15%      to   -15.32% (6)
2007         5,221,520          10.20 to  10.45 (5)      44,239,577   1.52% to 2.02%      4.55%      1.98% (12) to     4.49% (12)
2006         6,820,316           7.98 to   8.12          55,327,490   1.55% to 1.95%      3.93%      4.55%      to     4.97%
2005         9,335,143           7.63 to   7.74          72,158,552   1.55% to 1.95%      3.10%      1.10%      to     1.51%
2004         8,110,654           7.55 to   7.62          61,768,123   1.55% to 1.95%      3.14%      4.18%      to     4.61%
SAM Strategic Growth Portfolio (Class 2)
2008         1,962,628           7.39 to   7.76          15,090,465   1.52% to 2.02%      3.68%    -38.84%      to   -38.50%
2007         2,459,318          12.09 to  12.62          30,798,767   1.52% to 2.02%      0.92%      3.75% (12) to     6.65% (12)(6)
2006         2,516,995          11.45 to  11.71          29,288,163   1.52% to 1.95%      0.88%     10.59%      to    11.07%
2005         1,933,183          10.35 to  10.55          20,280,840   1.52% to 1.95%      0.49%      5.40%      to     5.85%
2004         1,494,603           9.82 to   9.96          14,836,003   1.52% to 1.95%      0.56%     10.37%      to    10.85%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
Short-Term Income Account (Class 2)
2008           245,835           6.40 to   6.58           1,610,919   1.55% to 1.95%      2.85%     -3.14%      to    -2.75%
2007           347,912           6.61 to   6.76           2,348,855   1.55% to 1.95%      4.95%      2.23%      to     2.64%
2006           480,261           6.47 to   6.59           3,160,390   1.55% to 1.95%      4.39%      2.23%      to     2.64%
2005           792,896           6.32 to   6.42           5,083,545   1.55% to 1.95%      3.83%     -0.20%      to     0.20%
2004         1,082,867           6.34 to   6.41           6,932,898   1.55% to 1.95%      4.00%     -0.36%      to     0.04%
SmallCap Growth Account II (Class 2)
2008            77,093           3.92 to   4.02             308,928   1.55% to 1.95%      0.00%    -42.39%      to   -42.16%
2007           112,150           6.80 to   6.95             777,178   1.55% to 1.95%      0.00%      2.63%      to     3.04%
2006           147,936           6.63 to   6.74             994,542   1.55% to 1.95%      0.00%      4.53%      to     4.94%
2005           166,608           6.34 to   6.42           1,067,052   1.55% to 1.95%      0.00%     -3.94%      to    -3.55%
2004           175,772           6.60 to   6.66           1,168,947   1.55% to 1.95%      0.00%      2.47%      to     2.89%
SmallCap Value Account I (Class 2)
2008            15,299           6.50 to   6.59             100,645   1.55% to 1.95%      0.78%    -32.74%      to   -32.94% (6)
2007            23,212           9.66 to   9.83             227,931   1.55% to 1.95%      2.05%    -11.34%      to   -11.09%
2006            23,541          10.90 to  11.05             260,044   1.55% to 1.95%      0.96%      9.78%      to    10.15%
2005             1,465           9.93 to  10.04              14,625   1.55% to 1.95%      0.00%     -0.75% (7)  to     0.36% (7)
2004                --             --        --                  --               --        --         --                --
West Coast Equity Account (Class 2)
2008           529,300           8.34 to   8.59           4,534,019   1.55% to 1.95%      0.89%    -34.84%      to   -34.58%
2007           892,878          12.81 to  13.13          11,693,715   1.55% to 1.95%      0.50%      6.37%      to     6.79%
2006         1,174,244          12.04 to  12.29          14,402,243   1.55% to 1.95%      0.31%      9.59%      to    10.03%
2005           904,287          10.99 to  11.17          10,079,033   1.55% to 1.95%      0.52%      6.20%      to     6.63%
2004           772,450          10.34 to  10.48           8,075,522   1.55% to 1.95%      0.14%     10.54%      to    10.99%
Columbia Asset Allocation Fund, Variable Series (Class A)
2008            98,468           8.45 to   8.60             845,416   1.52% to 1.77%      3.36%    -29.59%      to   -29.40%
2007           117,403          11.99 to  12.18           1,427,849   1.52% to 1.77%      2.83%      7.25%      to     7.53%
2006           121,392          11.18 to  11.33           1,373,371   1.52% to 1.77%      4.62%      7.27%      to     7.55%
2005           132,012          10.43 to  10.54           1,389,269   1.52% to 1.77%      0.01%      2.63%      to     2.89%
2004           145,751          10.16 to  10.24           1,491,383   1.52% to 1.77%      1.42%      6.31%      to     6.58%
Columbia Large Cap Value Fund, Variable Series (Class A)
2008           521,919           8.10 to   8.26           4,302,907   1.52% to 1.77%      2.45%    -38.18%      to   -38.02%
2007           601,288          13.10 to  13.33           7,999,484   1.52% to 1.77%      1.44%      0.93%      to     1.19%
2006           581,409          12.98 to  13.17           7,643,812   1.52% to 1.77%      3.09%     16.08%      to    16.37%
2005           599,870          11.18 to  11.32           6,780,888   1.52% to 1.77%      0.00%      7.41%      to     7.68%
2004           586,677          10.41 to  10.51           6,158,558   1.52% to 1.77%      1.38%     11.19%      to    11.47%
Columbia Small Company Growth Fund, Variable Series (Class A)
2008           273,607           7.70 to   7.85           2,142,258   1.52% to 1.77%      0.00%    -41.86%      to   -41.72%
2007           312,820          13.24 to  13.48           4,201,917   1.52% to 1.77%      0.00%     11.47%      to    11.75%
2006           337,697          11.88 to  12.06           4,061,145   1.52% to 1.77%      0.00%     10.44%      to    10.71%
2005           366,653          10.75 to  10.89           3,985,116   1.52% to 1.77%      0.00%      4.25%      to     4.52%
2004           375,891          10.32 to  10.42           3,909,951   1.52% to 1.77%      0.00%      8.22%      to     8.49%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
Columbia High Yield Fund, Variable Series (Class A)
2008         1,370,354          11.54 to  11.85 (5)      16,096,884   1.52% to 2.02%     10.46%    -26.27%      to   -25.91%
2007         1,773,530          15.66 to  15.99 (5)      28,133,242   1.52% to 2.02%      5.17%     -0.33%      to     0.31%
2006         1,942,396          15.71 to  15.95 (5)      30,752,895   1.52% to 2.02%      2.48%      4.54% (10) to     9.57%
2005         2,033,900          14.27 to  14.55          29,412,528   1.52% to 1.97%      0.16%      0.16%      to     0.61%
2004         1,849,045          14.24 to  14.46          26,605,972   1.52% to 1.97%      7.26%      9.23%      to     9.73%
Columbia Marsico Focused Equities Fund, Variable Series (Class A)
2008         5,561,387           7.52 to   7.74          42,729,644   1.52% to 2.02%      0.10%    -42.47%      to   -42.19%
2007         6,418,154          13.07 to  13.39 (5)      85,408,402   1.52% to 2.02%      0.12%     11.43%      to    11.86% (6)
2006         6,596,122          11.73 to  11.97          78,555,725   1.52% to 2.02%      0.00%      6.64%      to     8.34% (10)(6)
2005         5,556,354          11.05 to  11.22 (5)      62,097,834   1.52% to 1.97%      0.00%      8.16%      to     8.65%
2004         4,478,641          10.22 to  10.33 (5)      46,102,891   1.52% to 1.97%      0.00%      9.18%      to     9.67%
Columbia Marsico Growth Fund, Variable Series (Class A)
2008           541,437           7.17 to   7.31           3,949,604   1.52% to 1.77%      0.32%    -40.51%      to   -40.36%
2007           640,251          12.05 to  12.25           7,830,687   1.52% to 1.77%      0.08%     15.42%      to    15.71%
2006           630,078          10.44 to  10.59           6,660,456   1.52% to 1.77%      0.00%      4.23%      to     4.49%
2005           651,793          10.02 to  10.14           6,596,770   1.52% to 1.77%      0.00%      5.56%      to     5.83%
2004           632,492           9.49 to   9.58           6,050,578   1.52% to 1.77%      0.00%     11.05%      to    11.33%
Columbia Marsico 21st Century Fund, Variable Series (Class A)
2008           138,259          10.36 to  10.56           1,456,190   1.52% to 1.77%      0.00%    -44.56%      to   -44.42%
2007           138,148          18.68 to  18.99           2,614,595   1.52% to 1.77%      0.50%     17.19%      to    17.49%
2006           133,483          15.94 to  16.17           2,152,593   1.52% to 1.77%      0.18%     17.64%      to    17.94%
2005           111,169          13.55 to  13.71           1,520,921   1.52% to 1.77%      0.00%      5.99%      to     6.26%
2004           100,867          12.78 to  12.90           1,298,934   1.52% to 1.77%      0.00%     20.21%      to    20.51%
Columbia Mid Cap Growth Fund, Variable Series (Class A)
2008           179,757           5.83 to   6.38           1,123,982   1.52% to 1.77%      0.00%    -45.26%      to   -45.13%
2007           194,214          10.66 to  11.62           2,211,393   1.52% to 1.77%      0.11%     17.77%      to    18.07%
2006           224,283           9.05 to   9.84           2,165,600   1.52% to 1.77%      0.00%     15.62%      to    15.91%
2005           228,270           7.83 to   8.49           1,906,504   1.52% to 1.77%      0.00%      3.34%      to     3.60%
2004           246,614           7.57 to   8.20           1,982,491   1.52% to 1.77%      0.00%     12.09%      to    12.37%
Columbia Marsico International Opportunities Fund, Variable Series (Class B)
2008           380,058          11.47 to  11.66           4,425,940   1.52% to 1.77%      1.26%    -49.39%      to   -49.27%
2007           404,480          22.66 to  22.99           9,285,181   1.52% to 1.77%      0.11%     17.58%      to    17.87%
2006           407,568          19.27 to  19.50           7,939,963   1.52% to 1.77%      0.29%     21.06%      to    21.36%
2005           411,931          15.92 to  16.07           6,614,879   1.52% to 1.77%      0.10%     17.43%      to    17.73%
2004           383,059          13.55 to  13.65           5,225,332   1.52% to 1.77%      0.39%     14.55%      to    14.84%
Asset Allocation Fund (Class 2)
2008         7,239,553          11.54 to  11.72          84,806,694   1.52% to 1.77%      2.38%    -30.75%      to   -30.57%
2007         8,948,609          16.67 to  16.89         151,021,559   1.52% to 1.77%      2.13%      4.68%      to     4.95%
2006         9,276,573          15.92 to  16.09         149,201,594   1.52% to 1.77%      2.24%      4.73% (11) to    12.93%
2005         9,064,421          14.14 to  14.25         129,113,737   1.52% to 1.77%      2.30%      7.23%      to     7.49%
2004         8,000,915          13.18 to  13.26         106,035,631   1.52% to 1.77%      2.23%      6.44%      to     6.71%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
Global Growth Fund (Class 2)
2008        20,560,268          14.50 to  14.92         305,800,211   1.52% to 1.97%      1.68%    -39.59%      to   -39.32%
2007        24,347,951          24.00 to  24.59         597,059,462   1.52% to 1.97%      2.68%     12.61%      to    13.12%
2006        24,092,230          21.32 to  21.74         522,537,934   1.52% to 1.97%      0.83%     18.08%      to    18.61%
2005        17,105,037          18.05 to  18.32         312,995,114   1.52% to 1.97%      0.65%     11.85%      to    12.36%
2004        11,930,319          16.14 to  16.31         194,389,514   1.52% to 1.97%      0.42%     11.28%      to    11.78%
Growth  Fund (Class 2)
2008        32,104,323          11.99 to  12.33         394,455,264   1.52% to 1.97%      0.75%    -45.06%      to   -44.82%
2007        37,442,579          21.82 to  22.34         834,187,972   1.52% to 1.97%      0.76%     10.16%      to    10.66%
2006        39,467,458          19.81 to  20.19         795,069,301   1.52% to 1.97%      0.85%      8.07%      to     8.56%
2005        32,609,118          18.33 to  18.60         605,616,325   1.52% to 1.97%      0.75%     13.93%      to    14.44%
2004        24,939,252          16.09 to  16.25         404,936,125   1.52% to 1.97%      0.21%     10.31%      to    10.81%
Growth-Income Fund (Class 2)
2008        35,657,770          11.23 to  11.56         410,931,178   1.52% to 1.97%      1.64%    -39.06%      to   -38.79%
2007        41,685,459          18.44 to  18.89         785,132,652   1.52% to 1.97%      1.48%      2.99%      to     3.46%
2006        43,071,182          17.90 to  18.25         784,498,398   1.52% to 1.97%      1.65%     12.96%      to    13.47%
2005        37,438,659          15.85 to  16.09         601,415,194   1.52% to 1.97%      1.41%      3.77%      to     4.24%
2004        30,282,053          15.27 to  15.43         466,901,784   1.52% to 1.97%      1.05%      8.23%      to     8.71%
Asset Allocation Fund (Class 3)
2008         1,178,662          34.44 to  34.83          41,036,878   1.30% to 1.40%      2.43%    -30.37%      to   -30.30%
2007         1,427,576          49.47 to  49.97          71,314,007   1.30% to 1.40%      2.12%      5.08%      to     5.18%
2006         1,601,343          47.08 to  47.51          76,054,888   1.30% to 1.40%      2.15%     13.16%      to    13.27%
2005         1,812,146          41.60 to  41.95          75,989,381   1.30% to 1.40%      2.16%      7.74%      to     7.85%
2004         2,082,420          38.62 to  38.89          80,971,645   1.30% to 1.40%      4.45%      7.01%      to     7.12%
Cash Management Fund (Class 3)
2008         1,113,284          22.42 to  22.67          25,225,866   1.30% to 1.40%      1.67%      0.57%      to     0.67%
2007           895,103          22.29 to  22.52          20,152,748   1.30% to 1.40%      6.98%      3.38%      to     3.48%
2006           836,379          21.56 to  21.76          18,196,166   1.30% to 1.40%      2.19%      3.19%      to     3.29%
2005           745,114          20.89 to  21.06          15,694,797   1.30% to 1.40%      0.69%      1.31%      to     1.41%
2004           956,023          20.62 to  20.77          19,856,923   1.30% to 1.40%      1.18%     -0.59%      to    -0.49%
Growth  Fund (Class 3)
2008         1,767,217         110.64 to 111.89         197,665,581   1.30% to 1.40%      0.81%    -44.71%      to   -44.66%
2007         2,105,017         200.12 to 202.17         425,443,840   1.30% to 1.40%      0.79%     10.87%      to    10.98%
2006         2,476,760         180.50 to 182.16         451,036,649   1.30% to 1.40%      0.77%      8.75%      to     8.86%
2005         2,965,878         165.97 to 167.33         496,145,405   1.30% to 1.40%      0.69%     14.66%      to    14.78%
2004         3,520,459         144.75 to 145.79         513,110,307   1.30% to 1.40%      0.57%      9.41%      to     9.52%
Growth-Income Fund (Class 3)
2008         2,421,334          83.76 to  84.70         205,009,214   1.30% to 1.40%      1.68%    -38.65%      to   -38.59%
2007         2,937,093         136.53 to 137.93         404,960,122   1.30% to 1.40%      1.49%      3.66%      to     3.76%
2006         3,444,347         131.72 to 132.93         457,705,512   1.30% to 1.40%      1.52%     13.70%      to    13.81%
2005         4,017,990         115.85 to 116.80         469,155,690   1.30% to 1.40%      1.29%      4.41%      to     4.52%
2004         4,788,401         110.95 to 111.75         534,964,148   1.30% to 1.40%      2.14%      8.31%      to     8.42%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
High-Income Bond Fund (Class 3)
2008           352,080          50.95 to  51.52          18,134,272   1.30% to 1.40%      6.99%    -24.82%      to   -24.75%
2007           404,046          67.78 to  68.47          27,657,188   1.30% to 1.40%     10.61%     -0.01%      to     0.09%
2006           489,770          67.79 to  68.41          33,496,125   1.30% to 1.40%      5.87%      9.12%      to     9.23%
2005           587,965          62.12 to  62.63          36,815,196   1.30% to 1.40%      5.93%      0.83%      to     0.93%
2004           725,768          61.61 to  62.05          45,026,494   1.30% to 1.40%     13.26%      7.87%      to     7.98%
International Fund (Class 3)
2008         1,671,356          33.56 to  33.94          56,701,012   1.30% to 1.40%      1.82%    -42.91%      to   -42.85%
2007         2,080,064          58.78 to  59.38         123,482,824   1.30% to 1.40%      1.46%     18.43%      to    18.55%
2006         2,405,011          49.63 to  50.09         120,436,613   1.30% to 1.40%      1.61%     17.42%      to    17.53%
2005         2,663,104          42.27 to  42.62         113,464,916   1.30% to 1.40%      1.42%     19.85%      to    19.97%
2004         3,184,962          35.27 to  35.52         113,116,567   1.30% to 1.40%      2.40%     16.29%      to    16.41%
U.S. Government/AAA-Rated Securities Fund (Class 3)
2008           920,427          35.47 to  35.87          33,001,741   1.30% to 1.40%      2.85%      6.16%      to     6.27%
2007           855,535          33.41 to  33.76          28,870,237   1.30% to 1.40%      7.29%      5.15%      to     5.26%
2006           996,762          31.78 to  32.07          31,959,063   1.30% to 1.40%      3.74%      2.36%      to     2.46%
2005         1,242,128          31.04 to  31.30          38,870,364   1.30% to 1.40%      3.72%      1.07%      to     1.17%
2004         1,391,833          30.72 to  30.94          43,050,579   1.30% to 1.40%     10.29%      1.85%      to     1.95%
Growth and Income Portfolio (Class VC)
2008        22,178,040           6.61 to   6.83 (5)     191,962,266   1.15% to 2.05%      1.55%    -37.97%      to   -37.15%
2007        20,216,084          10.66 to  10.86 (5)     281,634,255   1.15% to 2.05%      1.32%      0.82%      to     2.25%
2006        17,926,774          10.58 to  10.62 (5)     246,019,110   1.15% to 2.05%      1.35%      4.82% (9)  to     5.29% (9)(6)
2005        15,827,941          11.64 to  11.91         188,203,284   1.52% to 1.97%      1.04%      1.23%      to     1.69%
2004        13,083,519          11.50 to  11.71         153,058,883   1.52% to 1.97%      1.03%     10.47%      to    10.96%
Mid-Cap Value Portfolio (Class VC)
2008         3,725,186           8.77 to   8.92          33,200,982   1.52% to 1.77%      1.11%    -40.42%      to   -40.27%
2007         5,311,917          14.73 to  14.94          79,277,583   1.52% to 1.77%      0.38%     -1.18%      to    -0.94%
2006         6,529,071          14.90 to  15.08          98,390,983   1.52% to 1.77%      0.46%     10.26%      to    10.54%
2005         8,338,434          13.51 to  13.64         113,685,375   1.52% to 1.77%      0.46%      6.33%      to     6.59%
2004         7,282,874          12.71 to  12.80          93,178,487   1.52% to 1.77%      0.39%     21.87%      to    22.18%
BB&T Capital Manager Equity VIF
2008           341,013           7.10 to   7.31 (5)       2,485,457   1.52% to 2.02%      1.35%    -39.88%      to   -39.16% (6)
2007           396,678          11.82 to  12.01 (5)       4,754,397   1.52% to 2.02%      2.78%     -0.30%      to     0.53%
2006           297,909          11.85 to  11.95 (5)       3,554,572   1.52% to 2.02%      1.19%      6.79% (10) to    14.01%
2005             3,383          10.32 to  10.48              35,013   1.52% to 1.97%      2.54%      3.22% (8)  to     4.79% (8)
2004                --             --        --                  --               --        --         --                --
BB&T Large Cap VIF
2008           271,911           6.96 to   7.16 (5)       1,932,960   1.52% to 2.02%      1.57%    -38.91%      to   -38.37%
2007           335,934          11.40 to  11.62 (5)       3,879,807   1.52% to 2.02%      2.01%     -8.29%      to    -7.29%
2006           174,402          12.43 to  12.53 (5)       2,174,000   1.52% to 2.02%      0.97%      6.89% (10) to    19.45%
2005            13,166          10.26 to  10.49             138,082   1.52% to 1.97%      1.18%      2.57% (8)  to     4.89% (8)
2004                --             --        --                  --               --        --         --                --

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
BB&T Mid Cap Growth VIF
2008           344,753           6.75 to   6.88 (5)       2,364,860   1.52% to 2.02%      0.00%    -52.75%      to   -52.51% (6)
2007           298,407          14.29 to  14.49 (5)       4,313,645   1.52% to 2.02%      0.00%     32.03%      to    32.98%
2006           215,430          10.82 to  10.89 (5)       2,343,054   1.52% to 2.02%      0.16%      5.69% (10) to     5.93% (10)(6)
2005            22,213          10.67 to  10.71             237,746   1.52% to 1.97%      0.00%      6.73% (8)  to     7.08% (8)
2004                --             --        --                  --         --              --         --                --
BB&T Special Opportunities Equity VIF
2008           979,881           9.12 to   9.28 (5)       9,070,268   1.52% to 2.02%      0.15%    -35.04%      to   -34.71% (6)
2007           721,360          14.04 to  14.22 (5)      10,239,903   1.52% to 2.02%      0.00%     10.96%      to    11.70%
2006           263,198          12.66 to  12.73 (5)       3,349,682   1.52% to 2.02%      0.05%      8.33% (10) to    22.83%
2005            24,009                    10.36 (5)         248,845   1.52% to 1.97%      0.00%      3.55% (8)  to     3.76% (8)
2004                --             --        --                  --         --              --         --                 --
BB&T Total Return Bond VIF
2008           881,670          10.57 to  10.89 (5)       9,579,684   1.52% to 2.02%      4.13%      1.12%      to     1.82% (6)
2007           786,205          10.45 to  10.70 (5)       8,405,798   1.52% to 2.02%      4.13%      3.12%      to     4.86%
2006           300,793          10.13 to  10.20 (5)       3,070,867   1.52% to 2.02%      4.03%      0.05% (10) to     1.91%
2005            26,825          10.01 to  10.07 (5)         268,549   1.52% to 1.97%      0.44%      0.73% (8)  to     1.00% (8)(6)
2004                --             --        --                  --         --              --         --                --
MTB Large Cap Growth Fund II
2008             2,242           6.25 to   6.32              14,164   1.52% to 1.77%      0.65%    -39.97%      to   -39.92%
2007                20          10.39 to  10.52                 209   1.52% to 1.77%      0.48%      3.94% (13) to     5.23% (13)
2006                --             --        --                  --         --              --         --                --
2005                --             --        --                  --         --              --         --                --
2004                --             --        --                  --         --              --         --                --
MTB Large Cap Value Fund II
2008               652           5.78 to   5.79               3,778   1.52% to 1.77%      1.36%    -40.32%      to   -40.12%
2007               256           9.65 to   9.70               2,481   1.52% to 1.77%      1.79%     -3.46% (13) to    -2.96% (13)
2006                --             --        --                  --         --              --         --                --
2005                --             --        --                  --         --              --         --                --
2004                --             --        --                  --         --              --         --                --
MTB Managed Allocation Fund - Aggressive Growth II
2008             2,404           6.03 to   6.10              14,663   1.52% to 1.77%      0.97%    -41.52%      to   -41.36%
2007                20          10.28 to  10.43                 207   1.52% to 1.77%      2.88%      2.80% (13) to     4.29% (13)
2006                --             --        --                  --         --              --         --                --
2005                --             --        --                  --         --              --         --                --
2004                --             --        --                  --         --              --         --                --
MTB Managed Allocation Fund - Conservative Growth II
2008                19           8.17 to   8.19                 152   1.52% to 1.77%      1.71%    -20.64%      to   -20.54%
2007                20          10.28 to  10.32                 206   1.52% to 1.77%      2.44%      2.80% (13) to     3.22% (13)
2006                --             --        --                  --         --              --         --                --
2005                --             --        --                  --         --              --         --                --
2004                --             --        --                  --         --              --         --                --

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                              At December 31                                     For the Year Ended December 31
       ------------------------------------------------------------  ------------------------------------------------------
                            Unit Fair Value                           Expense Ratio   Investment         Total Return
                               Lowest to               Net Assets         Lowest        Income            Lowest to
 Year       Units           Highest ($) (4)                ($)        to Highest (1)   Ratio (2)         Highest (3)
-----  ---------------  -----------------------      --------------  ---------------  ----------  -------------------------
MTB Managed Allocation Fund - Moderate Growth II
2008               234           7.23 to   7.25               1,697   1.52% to 1.77%      4.81%    -30.15%      to   -29.81%
2007                20          10.30 to  10.38                 207   1.52% to 1.77%      1.94%      3.05% (13) to     3.81% (13)
2006                --             --        --                  --         --              --         --                --
2005                --             --        --                  --         --              --         --                --
2004                --             --        --                  --         --              --         --                --
Franklin Income Securities Fund (Class 2)
2008         1,013,572           7.00 to   7.07 (5)       7,131,063   1.15% to 2.05%      6.92%    -30.02% (14) to   -29.30% (14)(6)
2007                --             --        --                  --         --              --         --                --
2006                --             --        --                  --         --              --         --                --
2005                --             --        --                  --         --              --         --                --
2004                --             --        --                  --         --              --         --                --
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)
2008         2,814,991           6.56 to   6.64          18,615,929   1.15% to 2.05%      4.22%    -34.40% (14) to   -33.55% (14)(6)
2007                --             --        --                  --         --              --         --                --
2006                --             --        --                  --         --              --         --                --
2005                --             --        --                  --         --              --         --                --
2004                --             --        --                  --         --              --         --                --

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions, see footnote 4.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year.

(4) The unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions.

(5) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(6) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(7) For the period from the effective date of July 1, 2005 to December 31, 2005.

(8) For the period from the effective date of October 10, 2005 to December 31, 2005.

(9) For the period from the effective date of September 5, 2006 to December 31, 2006.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

(10) For the period from the effective date of September 29, 2006 to December 31, 2006.

(11) For the period from the effective date of May 1, 2006 to December 31, 2006.

(12) For the period from the effective date of January 29, 2007 to December 31, 2007.

(13) For the period from the effective date of February 5, 2007 to December 31, 2007.

(14) For the period from the effective date of February 4, 2008 to December 31, 2008.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                 INDEX TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                          Page
                                                                       Number(s)
                                                                       ---------
Report of Independent Registered Public Accounting Firm                    --

Consolidated Balance Sheet - December 31, 2008 and 2007                  1 to 2

Consolidated Statement of Operations and Comprehensive Income
   (Loss) - Years Ended December 31, 2008, 2007 and 2006                 3 to 4

Consolidated Statement of Cash Flows - Years Ended
   December 31, 2008, 2007 and 2006                                      5 to 6

Notes to Consolidated Financial Statements                              7 to 60

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations and comprehensive income (loss) and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, as of January 1, 2008, the Company adopted a new framework for measuring fair value.


/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2009

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                                  DECEMBER 31,

                                                                     2008          2007
                                                                 -----------    -----------
                                                                       (in thousands)
ASSETS
Investments and cash:
   Cash and short-term investments                               $ 1,572,328    $   363,912
   Fixed maturity securities available for sale, at fair value
      (amortized cost: 2008, $2,160,005; 2007, $3,620,749)         1,960,304      3,608,710
   Fixed maturity securities, trading, at fair value                  11,685             --
   Equity securities available for sale, at fair value
      (cost: 2008, $0; 2007, $20,140)                                     24         19,430
   Mortgage and other loans                                          429,272        451,603
   Policy loans                                                      151,087        151,592
   Mutual funds                                                       16,117         19,797
   Partnerships                                                      138,845        239,271
   Securities lending invested collateral, at fair value
      (cost: 2007, $2,168,979)                                            --      2,019,089
   Derivative assets, at fair value                                  609,404        150,941
                                                                 -----------    -----------
   Total investments and cash                                      4,889,066      7,024,345

Separate account assets, at fair value                            19,074,317     30,026,440
Accrued investment income                                             39,003         52,047
Deferred acquisition costs                                         1,134,203      1,430,526
Other deferred expenses                                              206,957        257,087
Income taxes currently receivable from Parent                             --          7,904
Deferred tax asset                                                   372,489             --
Receivable from brokers                                                   81         14,701
Goodwill                                                               9,453         14,056
Other assets                                                          50,300         64,151
                                                                 -----------    -----------
TOTAL ASSETS                                                     $25,775,869    $38,891,257
                                                                 ===========    ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)
                                  DECEMBER 31,

                                                                     2008          2007
                                                                 -----------   -----------
                                                                       (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Policyholder account balances, payables and accrued
   liabilities:
   Policyholder account balances - annuities                     $ 4,178,609   $ 2,676,116
   Policyholder account balances - universal life insurance
      contracts                                                    1,274,675     1,350,124
   Policyholder account balances - guaranteed investment
      contracts                                                       30,768        41,044
   Reserves for guaranteed benefits                                  384,476        75,712
   Securities lending payable                                             --     2,196,793
   Income taxes currently payable to Parent                           78,666            --
   Due to affiliates                                                   8,046        39,675
   Payable to brokers                                                     --        12,956
   Other liabilities                                                 150,525       233,679
                                                                 -----------   -----------
   Total policyholder account balances, payables and accrued
      liabilities                                                  6,105,765     6,626,099

Derivative liabilities, at fair value                                     --         2,044
Separate account liabilities                                      19,074,317    30,026,440
Deferred income taxes                                                     --       279,401
                                                                 -----------   -----------
Total liabilities                                                 25,180,082    36,933,984
                                                                 -----------   -----------
Shareholder's equity:
   Common stock                                                        3,511         3,511
   Additional paid-in capital                                      1,220,327       934,751
   Retained earnings (accumulated deficit)                          (501,204)    1,122,772
   Accumulated other comprehensive loss                             (126,847)     (103,761)
                                                                 -----------   -----------
   Total shareholder's equity                                        595,787     1,957,273
                                                                 -----------   -----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                       $25,775,869   $38,891,257
                                                                 ===========   ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                              2008         2007       2006
                                                          -----------   ---------   --------
                                                                    (in thousands)
REVENUES
   Fee income:
      Variable annuity policy fees, net of reinsurance    $   524,897   $ 584,219   $491,422
      Asset management fees                                    58,123      79,783     79,385
      Universal life insurance policy fees, net of
         reinsurance                                           29,668      33,753     29,539
      Surrender charges                                        38,430      25,779     26,416
      Other fees                                               12,939      15,430     16,478
                                                          -----------   ---------   --------
   Total fee income                                           664,057     738,964    643,240

   Net investment income                                      182,267     285,095    326,671
   Net realized investment gain (loss)                     (1,562,356)    (64,336)     3,928
                                                          -----------   ---------   --------
Total revenues                                               (716,032)    959,723    973,839
                                                          -----------   ---------   --------

BENEFITS AND EXPENSES
   Interest expense:
      Fixed annuity and fixed accounts of variable
        annuity contracts                                      89,568      92,911    108,268
      Universal life insurance contracts                       60,286      63,441     66,361
      Guaranteed investment contracts                           2,816       3,388      4,607
                                                          -----------   ---------   --------
   Total interest expense                                     152,670     159,740    179,236
   Amortization of bonus interest                              84,557      35,771     22,526
   Amortization of deferred acquisition costs and
      other deferred expenses                                 524,438     301,643    218,795
   Claims on universal life insurance contracts, net of
      reinsurance recoveries                                   18,890      19,954     17,897
   Guaranteed benefits, net of
      reinsurance recoveries                                  383,268      23,365     42,685
   General and administrative expenses                        179,495     167,766    149,450
   Annual commissions                                          95,482     103,879     89,798
                                                          -----------   ---------   --------
Total benefits and expenses                                 1,438,800     812,118    720,387
                                                          -----------   ---------   --------
PRETAX INCOME (LOSS)                                       (2,154,832)    147,605    253,452

Income tax expense (benefit)                                 (530,856)     17,012     56,226
                                                          -----------   ---------   --------
NET INCOME (LOSS)                                         $(1,623,976)  $ 130,593   $197,226
                                                          -----------   ---------   --------

          See accompanying notes to consolidated financial statements.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        2008         2007       2006
                                                                    -----------   ---------   --------
                                                                              (in thousands)
OTHER COMPREHENSIVE LOSS, NET OF TAX:
Unrealized depreciation of investments, less related amortization of deferred acquisition costs and other deferred expenses, net
   of reclassification adjustments                                  $   (30,881)  $(164,799)  $(19,559)
Foreign currency translation adjustment                                  (5,998)        412      2,546
Deferred income tax benefit on above changes                             13,793      57,609      5,956
                                                                    -----------   ---------   --------
OTHER COMPREHENSIVE LOSS                                                (23,086)   (106,778)   (11,057)
                                                                    -----------   ---------   --------
COMPREHENSIVE INCOME (LOSS)                                         $(1,647,062)  $  23,815   $186,169
                                                                    ===========   =========   ========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        2008         2007        2006
                                                                    -----------   ---------   ---------
                                                                               (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)                                                   $(1,623,976)  $ 130,593   $ 197,226
Adjustments to reconcile net income to net cash provided by
   operating activities:
   Interest credited to:
      Fixed annuity and fixed accounts of variable annuity
         contracts                                                       89,568      92,911     108,268
      Universal life insurance contracts                                 60,286      63,441      66,361
      Guaranteed investment contracts                                     2,816       3,388       4,607
   Net realized investment (gain) loss                                1,562,356      64,336      (3,928)
   Net (increase) decrease in partnerships attributable to
      equity accounting                                                  55,796      (6,139)       (358)
   Net unrealized loss on fixed maturity securities, trading              3,215          --          --
   Amortization of net premium/(accretion of net discount)
      on investments                                                     (7,034)      5,092      (1,432)
   Amortization of deferred acquisition costs and other
      deferred expenses                                                 608,995     337,414     241,321
   Acquisition costs deferred                                          (211,777)   (247,797)   (245,028)
   Other expenses deferred                                              (44,663)    (14,410)    (14,739)
   Provision for deferred income taxes                                 (638,099)     (5,869)     34,754
   Change in:
         Accrued investment income                                       13,044       7,120       8,744
         Income taxes currently receivable from/payable to Parent        86,570      (7,837)      4,766
         Other assets                                                    13,851      (5,967)     (1,875)
         Due from/to affiliates                                         (31,629)     15,809      11,952
         Reserve for guaranteed benefits                                308,764         478       9,339
         Other liabilities                                              (61,687)    (13,079)     14,660
      Other, net                                                         20,320     (24,900)    (30,055)
                                                                    -----------   ---------   ---------
NET CASH PROVIDED BY OPERATING ACTIVITIES                               206,716     394,584     404,583
                                                                    -----------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
   Fixed maturity securities                                         (1,000,679)   (949,701)   (595,892)
   Mortgage and other loans                                              (6,313)    (30,031)   (209,311)
   Partnerships                                                         (16,123)    (66,719)         --
   Derivatives                                                         (318,539)    (74,842)    (20,616)
   Other investments, excluding short-term investments                       --      (6,975)     (5,700)
Sales of:
   Fixed maturity securities                                          1,653,170     800,862     667,101
   Partnerships                                                          64,654          --          --
   Derivatives                                                          918,523      53,889      14,402
   Other investments, excluding short-term investments                   23,383      17,007       4,378
Redemptions and maturities of:
   Fixed maturity securities                                            474,412     445,665     800,127
   Mortgage and other loans                                              29,003     115,959     164,203
   Other investments, excluding short-term investments                       --       8,036      11,230
(Increase) decrease in securities lending invested collateral         1,729,678     (90,606)   (831,765)
                                                                    -----------   ---------   ---------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                 $ 3,551,169   $ 222,544   $  (1,843)
                                                                    -----------   ---------   ---------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        2008          2007          2006
                                                                    -----------   -----------   -----------
                                                                                 (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
   Fixed annuity and fixed accounts of variable annuity contracts   $ 1,576,754   $ 1,796,326   $ 1,588,153
   Universal life insurance contracts                                    34,324        37,435        38,774
Net exchanges from the fixed accounts of variable annuity
   contracts                                                         (1,461,592)   (1,695,229)   (1,598,673)
Withdrawal payments on:
   Fixed annuity and fixed accounts of variable annuity contracts      (508,465)     (414,210)     (688,604)
   Universal life insurance contracts                                   (59,373)      (51,650)      (52,833)
   Guaranteed investment contracts                                      (13,103)       (4,908)      (79,413)
Claims and annuity payments, net of reinsurance, on:
   Fixed annuity and fixed accounts of variable annuity contracts      (109,716)      (97,485)      (86,143)
   Universal life insurance contracts                                   (95,939)      (92,192)      (97,671)
Increase (decrease) in securities lending payable                    (2,196,793)       86,334       831,765
Capital contribution                                                    284,434         4,276            --
Dividend paid to Parent                                                      --            --      (280,000)
                                                                    -----------   -----------   -----------
NET CASH USED IN FINANCING ACTIVITIES                                (2,549,469)     (431,303)     (424,645)
                                                                    -----------   -----------   -----------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS            1,208,416       185,825       (21,905)
CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                                               363,912       178,087       199,992
                                                                    -----------   -----------   -----------
CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                                                 $ 1,572,328   $   363,912   $   178,087
                                                                    ===========   ===========   ===========
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes received from (paid to) Parent                         $    20,673   $   (30,718)  $   (16,706)
                                                                    ===========   ===========   ===========
Non-cash activity:
   Bonus interest and other deferrals credited to reserve for
      annuity contracts                                             $    44,663   $    38,530   $    41,728
                                                                    ===========   ===========   ===========
   Investment in fixed maturity securities, trading                     (14,900)           --            --
                                                                    ===========   ===========   ===========
   Capital contribution of partnerships                                     893       168,512            --
                                                                    ===========   ===========   ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2008, 2007 AND 2006

1.   NATURE OF OPERATIONS AND ORGANIZATION

     AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS"), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance, life insurance and retirement services, financial services and asset management.

     The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Company owns 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") which in turn has two wholly owned subsidiaries: SunAmerica Capital Services, Inc. ("SACS") and AIG SunAmerica Fund Services, Inc. ("SFS").

     SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The financial conditions of AIG and rating downgrades beginning late in the third quarter of 2008 and AIG's restructuring plan and related events described in Note 14 below (collectively, the "AIG Events") have also impacted the Company's operations. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of variable annuity assets held in separate accounts.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.   NATURE OF OPERATIONS AND ORGANIZATION (Continued)

     Products for the annuity operations and asset management operations are marketed through affiliated and non-affiliated independent broker-dealers, full-service securities firms and financial institutions. One non-affiliated selling organization in the annuity operations represented 31%, 31% and 28% of deposits in the years ended December 31, 2008, 2007 and 2006, respectively. No other selling organization was responsible for 10% or more of deposits for any such period. One non-affiliated selling organization in the asset management operations represented 16%, 18% and 16% of deposits in the years ended December 31, 2008, 2007 and 2006, respectively and one affiliated selling organization represented 11% of deposits in the year ended 2008. No other selling organization was responsible for 10% or more of deposits for any such period. Since the fourth quarter of 2008, the Company's sales have declined significantly due to the impact of AIG Events (see Note 14), including temporary suspensions of sales of the Company's annuity products at certain large selling organizations, as well as difficult market conditions.

     As described in Notes 13 and 14 herein, AIG commenced an organization-wide restructuring plan under which some of its businesses, including the Company, will be divested, some will be held for later divestiture, and some businesses will be prepared for potential subsequent offerings to the public. Successful execution of the restructuring plan involves significant separation activities. Accordingly, AIG and the Company have established retention programs for its key employees to maintain ongoing business operations and to facilitate the successful execution of the restructuring plan.

     At December 31, 2008, AIG and the Company cannot determine the expected date of completion or reliably estimate the total aggregate expenses expected to be incurred for all restructuring and separation activities. This is due to the significant scale of the restructuring plan, the fact that restructuring costs will vary depending on the identity of the ultimate purchasers of the divested entities, as well as the extended period over which the restructuring is expected to occur. For the year ended December 31, 2008, the Company has incurred restructuring expenses totaling $8.8 million consisting primarily of expenses related to employee retention programs.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ, possibly materially, from those estimates. Certain reclassifications and format changes have been made to prior period amounts to conform to the current period presentation.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     CASH AND SHORT-TERM INVESTMENTS: Cash and short-term investments consist of cash on hand and non-interest bearing demand deposits, interest-bearing cash equivalents and investments with original maturities within one year from the date of purchase, such as commercial paper.

     INVESTMENTS IN FIXED MATURITY SECURITIES AND EQUITY SECURITIES: Fixed maturity securities available for sale consist of bonds, notes and redeemable preferred stocks and are carried at fair value. Premiums and discounts arising from the purchase of fixed maturity securities available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Equity securities available for sale consist of common stocks and non-redeemable preferred stocks and are carried at fair value. Unrealized gains or losses from available for sale investments in fixed maturity securities and equity securities are reported as a separate component of accumulated other comprehensive income (loss), net of deferred acquisition costs, other deferred expenses and income tax, in consolidated shareholder's equity. Investments in fixed maturity securities and equity securities are recorded on a trade-date basis.

     Fixed maturity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in Maiden Lane II LLC ("ML II"), which is carried at fair value under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). Unrealized gains and losses on trading securities are reported in net investment income.

     The Company assesses its ability to hold any fixed maturity security in an unrealized loss position to its recovery, including fixed maturity securities classified as available for sale, at each balance sheet date. The decision to sell any such fixed maturity security classified as available for sale reflects the judgment of the Company's management that the security to be sold is unlikely to provide, on a relative value basis, as attractive a return in the future as alternative securities entailing comparable risks. With respect to distressed securities, the decision to sell reflects the judgment of the Company's management that the risk-discounted anticipated ultimate recovery is less than the value achievable on sale.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     The Company evaluates its investments for impairment such that a security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

          - Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer);

          - The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

          - The Company may not realize a full recovery on its investment regardless of the occurrence of one of the foregoing events.

     The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline, such as that experienced in current credit markets, in which the Company could not reasonably assert that the impairment period would be temporary ("severity losses").

     Once a security has been identified as other-than-temporarily impaired, the amount of such impairment is determined by reference to that security's contemporaneous fair value and recorded as a charge to earnings. If a loss is recognized from a sale subsequent to a balance sheet date pursuant to changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

     In periods subsequent to the recognition of an other-than-temporary impairment charge for fixed maturity securities, which is not intent, credit or foreign exchange related, the Company generally accretes into income the discount or amortizes the reduced premium resulting from the reduction in cost basis over the remaining life of the security.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     Certain investments in beneficial interests in securitized financial assets of less than high quality with contractual cash flows, including asset-backed securities, are subject to the impairment and income recognition guidance of Emerging Issues Task Force ("EITF") 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests that Continued to Be Held by a Transferor in Securitized Financial Assets" ("EITF 99-20") as amended by FASB Staff Position No. ("FSP") EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20," which became effective prospectively in the fourth quarter of 2008. EITF 99-20 requires periodic updates of the Company's' best estimate of cash flows over the life of the security. If the fair value of such security is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both their timing and amount, an other-than-temporary impairment charge is recognized. Interest income is recognized based on changes in the timing and the amount of expected principal and interest cash flows reflected in the yield.

     The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources and, in the case of certain structured securities, with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

     The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources and, in the case of certain structured securities, with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

     MORTGAGE AND OTHER LOANS: Mortgage and other loans include mortgage loans on real estate and collateral and commercial loans. All such loans are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount and premium. Interest income on such loans is accrued as earned. Impairment of mortgage loans on real estate and collateral and commercial loans is based on certain risk factors and when collection of all amounts due under the contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received. The Company did not record a credit allowance for mortgage and other loans as of December 31, 2008 and 2007.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     POLICY LOANS: Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

     MUTUAL FUNDS: Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and are carried at market value.

     PARTNERSHIPS: Hedge funds and limited partnerships in which the Company holds in the aggregate less than a five percent interest are reported at fair value. The change in fair value is recognized as a component of accumulated other comprehensive income (loss).

     With respect to hedge funds and limited partnerships in which the Company holds in the aggregate a five percent or greater interest or less than a five percent interest but in which the Company has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value of the funds or the partnerships. The changes in such net asset values, accounted for under the equity method, are recorded in net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis.

     SECURITIES LENDING INVESTED COLLATERAL AND SECURITIES LENDING PAYABLE: On December 12, 2008, the Company terminated its securities lending activities (see Note 3 for additional information).

     Securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the statement of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the consolidated statement of income (loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     As of December 31, 2007, securities subject to securities lending agreements had a fair value of $2,154,745,000, and were included in fixed maturity securities available for sale at that date.

     DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES: Derivative financial instruments primarily used by the Company include embedded derivatives relating to certain guarantees of annuity contract values, derivative financial instruments entered into to partially offset the risk of certain guarantees of annuity contract values and interest rate swap agreements. The Company is neither a dealer nor a trader in derivative financial instruments. The Company recognizes all derivatives in the consolidated balance sheet at fair value.

     The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments. At December 31, 2008, the Company had $89,247,000 of derivative financial instrument assets outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of S&P 500 option contracts and interest rate swap agreements is represented by the fair value of contracts with a positive fair value at the reporting date.

     The Company issues certain variable annuity products that offer optional guaranteed minimum account value ("GMAV") and guaranteed minimum withdrawal benefit ("GMWB") living benefits. Under FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", the GMAV and GMWB are considered embedded derivatives that are required to be bifurcated from the host contract and carried at fair value. The fair value of the GMAV and GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMAV and GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments. The Company also economically hedges these guarantees by utilizing both exchange traded and over-the-counter index options and exchange traded futures. Exchange traded index options and futures are marked to market using observable market quotes while over-the-counter index options are marked to market through matrix pricing that utilizes observable market inputs. The GMAV and GMWB embedded derivatives are included in policyholder account balances - annuities and the index options are reported in derivative assets or derivative liabilities in the consolidated balance sheet. The changes in fair value of the Company's derivative instruments are reported in net realized investment gain (loss) in the consolidated statement of operations and comprehensive income
     (loss).

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     GMAV is a feature offered on certain variable annuity products but will no longer be available after May 2009. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company purchases options on the S&P 500 index and enters into S&P 500 and Treasury futures contracts on U.S. Treasury securities to partially offset this risk.

     GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. The Company bears the risk that protracted under-performance of the financial markets could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company purchases options on the S&P 500 index and enters into interest rate swaps, as well as S&P 500 and Treasury/Eurodollar futures contracts to partially offset this risk.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES: The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as separate account assets with an equivalent summary total reported as separate account liabilities when the separate account qualifies for separate account treatment under American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Amounts assessed against the contract holders for mortality, administrative, and other services and features are included in variable annuity policy fees in the consolidated statement of operations and comprehensive income (loss).

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs represent those costs, including commissions and other underwriting expenses that vary with and are primarily related to the acquisition of new business. Policy acquisition costs related to universal life and investment-type products are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts in accordance with FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"). Estimated gross profits are composed of net interest income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. If estimated gross profits change significantly, DAC is recalculated using the new assumptions (a DAC "unlocking"). Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

     The DAC for investment-type products is also adjusted with respect to estimated gross profits as a result of changes in the net unrealized gains or losses on fixed maturity securities and equity securities available for sale. Because fixed maturity securities and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity securities and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income
     (loss).

     OTHER DEFERRED EXPENSES: The Company offers sales inducements, which include enhanced crediting rates or bonus payments to contract holders on certain annuity products. Sales inducements provided to the contract holder are primarily recognized as part of separate account liabilities in the consolidated balance sheet. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, these bonus payments must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without these bonus payments, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

     GOODWILL: Goodwill is the excess of the cost of an acquired business over the fair value of the identifiable net assets of the acquired business. Goodwill is tested for impairment annually, or more frequently if circumstances indicate an impairment may have occurred. During 2008, the Company performed a goodwill impairment test at December 31, 2008.

     The impairment assessment involves a two-step process in which an initial assessment for potential impairment is performed and, if potential impairment is present, the amount of impairment is measured and recorded. Impairment is tested at the reporting unit level or, when all reporting units that comprise an operating segment have similar economic characteristics, impairment is tested at the operating segment level.

     Management initially assesses the potential for impairment by estimating the fair value of each of the Company's reporting units or operating segments and comparing the estimated fair values with the carrying amounts of those reporting units, including allocated goodwill. The estimate of a reporting unit's fair value may be based on one or a combination of approaches including market-based earning multiples of the unit's peer companies, discounted expected future cash flows, external appraisals or, in the case of reporting units being considered for sale, third-party indications of fair value, if available. Management considers one or more of these estimates when determining the fair value of a reporting unit to be used in the impairment test.

     If the estimated fair value of a reporting unit exceeds its carrying value, goodwill is not impaired. If the carrying value of a reporting unit exceeds its estimated fair value, goodwill associated with that reporting unit potentially is impaired. The amount of impairment, if any, is measured as the excess of the carrying value of goodwill over the estimated fair value of the goodwill. The estimated fair value of the goodwill is measured as the excess of the fair value of the reporting unit over the amounts that would be assigned to the reporting unit's assets and liabilities in a hypothetical business combination. An impairment charge is recognized in income to the extent of the excess.

     Within the insurance operations, $4,603,000 of goodwill was impaired in the year ended December 31, 2008. With regard to asset management operations, the Company has concluded that no impairment loss related to goodwill was required for the year ended December 31, 2008.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     Goodwill is presented net of accumulated amortization of $10,974,000 and $18,838,000 at December 31, 2008 and 2007, respectively.

     POLICYHOLDER ACCOUNT BALANCES - ANNUITIES, UNIVERSAL LIFE INSURANCE CONTRACTS AND GUARANTEED INVESTMENT CONTRACTS: Policyholder account balances - annuities, universal life insurance and guaranteed investment contracts are accounted for in accordance with FAS 97 and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Deposits collected on these products are not reflected as revenues in the Company's consolidated statement of operations and comprehensive income (loss), as they are recorded directly to contract holder liabilities upon receipt. Also included are the reserves for GMAV and GMWB (see Derivative Assets and Derivative Liabilities Accounting Policy).

     RESERVES FOR GUARANTEED BENEFITS: The Company follows SOP 03-1, which requires recognition of a liability for guaranteed minimum death benefits and other living benefits related to variable annuity contracts as well as certain disclosures for these products.

     The Company reports variable annuity contracts through separate account liabilities, or general accounts when not qualified for separate account reporting, when the Company contractually guarantees to the contract holder ("variable contracts with guarantees") either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in minor instances, no minimum returns) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death or annuitization. Such benefits are referred to as guaranteed minimum death benefits ("GMDB"), earnings enhancement benefits ("EEB") and guaranteed minimum income benefits ("GMIB").

     The Company offers GMDB options that guarantee to contract holders, that upon death, the contract holder's beneficiary will receive the greater of
     (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by contract owner. The Company bears the risk that death claims following a decline in the debt and equity markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     EEB is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

     If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated contract holder account balances to support GMIB benefits and that the fees collected under the contract and reinsurance recoveries are insufficient to cover the costs of the benefit to be provided. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

     NET INVESTMENT INCOME: Net investment income represents income primarily from the following sources in the Company's operations:

          - Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

          - Dividend income and distributions from common and preferred stock and other investments when receivable.

          - Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

          - Earnings from partnership investments accounted for under the equity method.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     NET REALIZED INVESTMENT GAINS AND LOSSES: Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

          - Sales of fixed maturity securities and equity securities (except trading securities accounted for at fair value), securities lending invested collateral, investments in limited partnerships and other types of investments.

          - Reductions to the cost basis of fixed maturity securities and equity securities (except trading securities accounted for at fair value), securities lending invested collateral and other types of investments for other-than-temporary impairments.

          -    Changes in fair value of derivative assets and liabilities.

          - Exchange gains and losses resulting from foreign exchange transactions.

     FEE INCOME: Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

     INCOME TAXES: The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. Deferred tax assets and liabilities are recorded for the effects of temporary differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements. The Company assesses its ability to realize deferred tax assets considering all available evidence, including the earnings history, the timing, character and amount of future earnings potential, the reversal of taxable temporary differences, and the tax planning strategies available to the legal entities when recognizing deferred tax assets in accordance with FAS No. 109, "Accounting for Income Taxes" ("FAS 109"). See Note 12 for a further discussion of income taxes.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     The Company applies the standards set forth in FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109," ("FIN 48") in determining the financial impact of income tax positions taken or expected to be taken in a tax return. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition of uncertain tax positions. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and additional disclosures. The Company's adoption of FIN 48 on January 1, 2007 did not have a material effect on the Company's financial condition or results of operations.

     The Company's determination of the realizability of its deferred tax assets requires estimates of future taxable income. Such estimates could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or its results of operations. See Note 12 for a further discussion of income taxes.

     RECENT ACCOUNTING STANDARDS:

     ACCOUNTING CHANGES

     In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but does not change existing guidance about whether an asset or liability is carried at fair value. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted FAS 157 on January 1, 2008, its required effective date. The cumulative effect, net of taxes, of adopting FAS 157 was a decrease in net income of $56.0 million, primarily due to the inclusion of explicit risk margins, where appropriate. See Note 5 for additional FAS 157 disclosures.

     In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in income. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability, or upon most events that gives rise to a new basis of accounting for that instrument. As of January 1, 2008, the adoption date, the Company did not choose to elect the fair value option for any of its financial assets or liabilities.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     In October 2008, the FASB issued FSP FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"). FSP FAS 157-3 provides guidance clarifying certain aspects of FAS 157 with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting FSP FAS 157-3 on the Company's consolidated financial condition and results of operations were not material.

     In January 2009, the FASB issued FSP EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets," to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The FSP also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements in FASB Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities" and other related guidance. The Company adopted this guidance in the fourth quarter of 2008. The effects of adopting FSP EITF 99-20-1 on the Company's consolidated financial condition and results of operations were not material.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS:

     In March 2008, the FASB issued FAS 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why the Company uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under FAS No. 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect the Company's consolidated financial condition, results of operations, and cash flows. FAS 161 is effective for the Company beginning with financial statements issued in the first quarter of 2009. Because FAS 161 only requires additional disclosures about derivatives, it will have no effect on the Company's consolidated financial condition, results of operations or cash flows.

     In May 2008, the FASB issued FAS 162, "The Hierarchy of Generally Accepted Accounting Principles" ("FAS 162"). FAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements presented in conformity with GAAP but does not change current practices. FAS 162 will become effective on the 60th day following Securities and Exchange Commission ("SEC") approval of the Public Company Accounting Oversight Board amendments to remove GAAP hierarchy from the auditing standards. FAS 162 will have no effect on the Company's consolidated financial condition, results of operations or cash flows.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     In April 2009, the FASB issued FSP FAS 115-2 and FAS 124-2, "Recognition and Presentation of Other-Than-Temporary" ("FSP FAS 115-2 and FAS 124-2"). FSP FAS 115-2 and FAS 124-2 amends the other-than-temporary impairment guidance in U.S. GAAP for debt securities to make the guidance more operational and to improve the presentation and disclosure of other-than-temporary impairments on debt and equity securities in the financial statements. This FSP does not amend existing recognition and measurement guidance related to other-than-temporary impairments of equity securities. Management is assessing the affect that adopting FSP FAS 115-2 and FAS 124-2 will have on its consolidated financial statements.

     In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP FAS 157-4"). FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. This FSP also includes guidance on identifying circumstances that indicate a transaction is not orderly. Management is assessing the affect that adopting FSP FAS 157-4 will have on its consolidated financial statements.

3.   SECURITIES LENDING

     The Company and certain other domestic insurance subsidiaries of AIG historically participated in AIG's U.S. securities lending program (the "Securities Lending Program"), which was managed by an affiliated agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the domestic insurance company participants (collectively, "the Participants").

     On December 12, 2008, the Securities Lending Program was terminated following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions.

     Under the Securities Lending Program, securities were loaned to various financial institutions, primarily major banks and brokerage firms. Historically, the Agent had received cash collateral from borrowers at current market levels, which were generally equal to 100 to 102 percent of the value of the loaned securities. The amount of cash advanced by borrowers declined during 2008, in light of the availability of alternative transactions requiring less collateral. During the fourth quarter of 2008, certain securities lending transactions met the requirements for sale accounting because the collateral obtained from the counterparties was not sufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Participants recognized net realized capital losses on deemed sales of lent securities and forward purchase commitments related to such transactions. For loans collateralized at less than 102 percent, the Company obtained a security interest in assets pledged by AIG, primarily high grade bonds, the fair value of which, together with the fair value of all collateral obtained by the Agent from counterparties in connection with the loans, equaled at least 102 percent of the fair value of the loaned securities at the inception of the loans.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   SECURITIES LENDING (Continued)

     Cash collateral received by the Agent was invested primarily in fixed maturity securities to earn a net spread. A significant portion of the collateral received was invested in residential mortgage-backed securities with expected maturities that were longer than the liabilities to the securities lending counterparties. The value of those collateral securities declined during the latter part of 2007 and throughout 2008 and trading in such securities was extremely limited. As a result, the Participants recognized other-than-temporary impairment charges totaling $17.21 billion in 2008 related to investments in the collateral account.

     Effective June 17, 2008, the Company benefited from an agreement between AIG and the Agent's parent ("the Make-whole Agreement"), pursuant to which AIG agreed to make additional contributions to the Securities Lending Program's collateral account, up to an aggregate limit of $5 billion, to offset the obligations of the Participants to contribute to the Securities Lending Program's collateral account their pro rata share of any investment losses incurred from the sale of investments made with the Securities Lending Program's collateral on and after January 1, 2008. Any such contributions by AIG to the Securities Lending Program's collateral account were recorded by the Participants as capital contributions. This agreement, which superseded prior, substantially identical agreements that limited AIG's contributions to lower amounts, terminated on December 31, 2008.

     In the third quarter of 2008, counterparties began curtailing their participation in the Securities Lending Program by returning lent securities and requiring the return of cash collateral. In September 2008, the Participants, including the Company, funded cash to the Securities Lending Program's collateral account to provide additional liquidity. On September 22, 2008, AIG entered into an $85 billion revolving credit facility (the "Fed Facility") and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("New York Fed"). During September 2008, AIG's borrowings under the Fed Facility included $11.35 billion that was advanced to the Securities Lending Program to provide liquidity for the return of collateral to counterparties. At September 30, 2008, AIG deemed the $11.35 billion it had borrowed under the Fed Facility to provide liquidity to the collateral account to be capital contributions to the Participants, largely offsetting $10.71 billion of third quarter 2008 other-than-temporary impairment charges recorded by the Participants. The Participants recorded interest expense for the period of time the advances were deemed outstanding borrowings, at a rate per annum equal to 3.6175%, which approximated the commercial paper borrowing rate then in effect.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   SECURITIES LENDING (Continued)

     On October 8, 2008, certain of the Participants, including the Company, entered into a securities lending agreement with the New York Fed (the "Fed Securities Lending Agreement") pursuant to which the New York Fed agreed to borrow, on an overnight basis, up to $37.8 billion in investment grade fixed income securities from these participants in return for cash collateral. The Fed Securities Lending Agreement assisted the Participants in meeting their obligations to borrowers that were requesting the return of their cash collateral. Prior to this arrangement, $6.99 billion was borrowed by AIG under the Fed Facility between October 1, 2008 and October 8, 2008 and advanced to the Securities Lending Program collateral account to provide liquidity. These amounts were repaid to AIG in October 2008 using liquidity provided by transactions under the Fed Securities Lending Agreement, and the Participants recorded interest expense for these advances at a rate per annum equal to 2.8216%, which approximated the commercial paper borrowing rate then in effect. Each Participant's share of the total interest expense on the September and October 2008 advances from AIG was based on participation rates as of September 30, 2008.

     On December 8, 2008, in conjunction with the termination of the Securities Lending Program, certain of the Participants purchased corporate credit and other asset-backed securities at fair values totaling $3.09 billion from the Securities Lending Program's collateral account, which used the proceeds to settle a portion of the outstanding securities lending transactions. These transactions were recorded as purchases of fixed maturity securities by each of the respective purchasing entities.

     On December 12, 2008, AIG, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with ML II, a Delaware limited liability company whose sole member is the New York Fed.

     Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities (the "RMBS") held by the Agent in connection with the Securities Lending Program. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinate to the repayment of the NY Fed loan to ML II. The amount of the initial payment and the deferred contingent portions of the total purchase price, if any are realized, will be allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008. The total purchase price was based on the fair value of the RMBS as of October 31, 2008. The Participants recognized realized capital losses of $2.2 billion related to declines in the fair value of the RMBS for the month of October 2008 prior to the sale of the RMBS to ML II.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   SECURITIES LENDING (Continued)

     Pursuant to a credit agreement, the NY Fed, as senior lender, made a loan to ML II (the "ML II Senior Loan") in the aggregate amount of $19.5 billion (such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction settlement date of October 31, 2008 and the closing date of December 12, 2008). The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month LIBOR plus 1.0 percent and has a stated six-year term, subject to extension by the NY Fed at its sole discretion. After the ML II Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus 3.0 percent. In addition, after ML II has paid this fixed portion of the deferred contingent purchase price plus interest, the Participants will be entitled to receive one-sixth of any net proceeds received by ML II in respect of the RMBS as the remaining deferred contingent purchase price for the RMBS, and the NY Fed will receive five-sixths of any net proceeds received by ML II in respect of the RMBS as contingent interest on the ML II Senior Loan. The NY Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the NY Fed has any interest in the ML II Senior Loan.

     Neither AIG nor the Participants have any control rights over ML II. The Company has determined that ML II is a variable interest entity (VIE) and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale, in accordance with Statement of Financial Accounting Standards 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value under FAS 159. This interest is reported on the balance sheet in fixed maturity securities, trading.

     The Participants applied the initial consideration from the sales of the RMBS and other collateral assets, along with available cash and $5.1 billion provided by AIG in the form of capital contributions, to settle outstanding securities lending transactions (including those under the Fed Securities Lending Agreement, which totaled approximately $20.5 billion as of December 12, 2008). As a result, the Securities Lending Program and the Fed Securities Lending Agreement have been terminated.

     At December 31, 2008, the Company recorded a receivable from affiliate for amounts which are due the Company from the Agent, and a short-term invested asset representing undistributed funds held in the Securities Lending Program collateral account.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.   SECURITIES LENDING (Continued)

     As a result of the events and transactions described above, the Company recorded the following amounts in 2008:

($ in thousands)
----------------
For the year ended December 31, 2008:
Realized gains (losses) on securities lending invested
   collateral:
   Net realized gains (losses) on RMBS sold to ML II                  $ (32,528)
   Net realized gains (losses) on all other asset sales                 (42,096)
   Realized losses due to other-than-temporary declines in value       (349,777)
                                                                      ---------
      Total                                                           $(424,401)
                                                                      =========
Net realized gains (losses) related to lent securities with
   insufficient collateral:
   Deemed sales of lent securities                                    $ (29,881)
                                                                      ---------
   Forward purchase commitments                                         (17,793)
                                                                      ---------
      Total                                                           $ (47,674)
                                                                      =========
Capital contributions funded to the collateral account by AIG:
   Pursuant to the Make-whole Agreement                               $ 100,418
   AIG advances from the Fed Facility                                   169,116
   Additional contribution                                               14,900
                                                                      ---------
      Total                                                           $ 284,434
                                                                      =========
Cash funded to the collateral account by the Company                  $ 185,268
                                                                      =========
At December 31, 2008:
   Interest in ML II reported in fixed maturity securities,
      trading                                                         $  11,685
                                                                      =========
   Undistributed Securities Lending Program assets, in short term
      invested assets                                                 $   3,260
                                                                      =========
   Receivable from affiliated Agent, in due to affiliates             $   2,850
                                                                      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



4.   INVESTMENTS

     The cost or amortized cost and estimated fair value of fixed maturity securities, equity securities and securities lending invested collateral by major category are as follows:

                                                                   Amortized       Gross       Gross
                                                                     Cost or    Unrealized   Unrealized
                                                                      Cost         Gains       Losses     Fair Value
                                                                   ----------   ----------   ----------   ----------
                                                                                     (in thousands)
AT DECEMBER 31, 2008:
U.S. government securities and government sponsored entities       $   13,549     $ 2,531     $    (137)  $   15,943
Obligations of states, municipalities and political subdivisions       47,980          97            --       48,077
Corporate debt                                                      1,518,014      12,597      (117,735)   1,412,876
Mortgage-backed, asset-backed and collateralized securities           561,402       3,990       (92,389)     473,003
Other debt securities                                                  19,060          --        (8,655)      10,405
                                                                   ----------     -------     ---------   ----------
   Total fixed maturity securities                                  2,160,005      19,215      (218,916)   1,960,304
Equity securities                                                          --          24            --           24
                                                                   ----------     -------     ---------   ----------
   Total                                                           $2,160,005     $19,239     $(218,916)  $1,960,328
                                                                   ==========     =======     =========   ==========


                                                                    Amortized      Gross         Gross
                                                                     Cost or     Unrealized   Unrealized
                                                                       Cost         Gains       Losses      Fair Value
                                                                   -----------   ----------   ----------   -----------
                                                                                     (in thousands)
AT DECEMBER 31, 2007:
U.S. government securities and government sponsored entities        $   18,718     $ 1,536     $      --    $   20,254
Non-U.S. governments                                                    11,521          71            --        11,592
Obligations of states, municipalities and political subdivisions         9,075          --           (38)        9,037
Corporate debt                                                       2,330,347      34,105       (32,775)    2,331,677
Mortgage-backed, asset-backed and collateralized securities          1,229,076      15,025       (29,202)    1,214,899
Other debt securities                                                   22,012          --          (761)       21,251
                                                                    ----------     -------     ---------    ----------
   Total fixed maturity securities                                   3,620,749      50,737       (62,776)    3,608,710
Equity securities                                                       20,140          30          (740)       19,430
Securities lending invested collateral                               2,168,979          --      (149,890)    2,019,089
                                                                    ----------     -------     ---------    ----------
   Total                                                            $5,809,868     $50,767     $(213,406)   $5,647,229
                                                                    ==========     =======     =========    ==========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

     At December 31, 2008, fixed maturity securities included $78,089,000 of securities not rated investment grade.

     At December 31, 2008, mortgage loans were collateralized by properties located in 20 states, with loans totaling approximately 35% and 10% of the aggregate carrying value of the portfolio secured by properties located in California and Hawaii, respectively. No more than 10% of the portfolio was secured by properties in any other single state.

     At December 31, 2008, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $19,770,000.

     As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements to match assets more closely to liabilities. Interest rate swap agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

     The Company typically utilizes swap agreements to economically hedge risk associated with interest rates, guaranteed benefits, and foreign currencies.

     At December 31, 2008, $9,499,000 of fixed maturity securities, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

     Included in the fixed maturity securities available for sale at December 31, 2008 is a bond carried at fair value of $10,405,000 that was issued by an affiliate.

     The following table presents cost or amortized cost and estimated fair values of the Company's available for sale fixed maturity securities at December 31, 2008, by contractual maturity. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                               Amortized
                                                                 Cost      Fair Value
                                                              ----------   ----------
                                                                  (in thousands)
AT DECEMBER 31, 2008:
Due in one year or less                                       $  261,508   $  258,974
Due after one year through five years                            670,403      635,218
Due after five years through ten years                           487,062      427,017
Due after ten years                                              228,919      207,493
Mortgage-backed, asset-backed and collateralized securities      512,113      431,602
                                                              ----------   ----------
   Total fixed maturity securities available for sale         $2,160,005   $1,960,304
                                                              ==========   ==========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

     The following tables summarize the Company's fair value and gross unrealized losses on the Company's available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2008 and 2007 (dollars in thousands):

                                         Less than 12 Months              12 Months or More                      Total
                                    -----------------------------   -----------------------------   -------------------------------
                                      Fair     Unrealized             Fair     Unrealized              Fair      Unrealized
                                      Value       Loss      Items     Value       Loss      Items      Value        Loss      Items
                                    --------   ----------   -----   --------   ----------   -----   ----------   ----------   -----
December 31, 2008
U.S. government and government
   sponsored entities               $  6,106    $    137       1    $     --     $    --      --    $    6,106    $    137       1
   Corporate debt                    738,407      73,947     166     311,734      43,788      57     1,050,141     117,735     223
Mortgage-backed, asset-backed and
   collateralized securities         200,965      79,978      55      40,794      12,411      25       241,759      92,389      80
Other debt securities                 10,405       8,655       2          --          --      --        10,405       8,655       2
                                    --------    --------     ---    --------     -------     ---    ----------    --------     ---
   Total                            $955,883    $162,717     224    $352,528     $56,199      82    $1,308,411    $218,916     306
                                    ========    ========     ===    ========     =======     ===    ==========    ========     ===

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

                                       Less than 12 Months                12 Months or More                       Total
                                 -------------------------------   -------------------------------   -------------------------------
                                    Fair      Unrealized               Fair     Unrealized              Fair      Unrealized
                                    Value        Loss      Items       Value       Loss      Items      Value        Loss      Items
                                 ----------   ----------   -----   ----------   ----------   -----   ----------   ----------   -----
December 31, 2007
Obligations of states,
   municipalities and
   political subdivisions        $       --    $     --      --    $    9,037     $    38       3    $    9,037    $     38       3
Corporate debt                      502,968      16,371      64       746,222      16,404     133     1,249,190      32,775     197
Mortgage-backed, asset-backed
   and collateralized
   securities                       250,207      15,461      50       242,391      13,741      75       492,598      29,202     125
Other debt securities                 1,568          60       1        19,683         701       1        21,251         761       2
Equity securities                    19,400         740       1            --          --      --        19,400         740       1
Securities lending invested
   collateral (a)                 2,019,089     149,890      --            --          --      --     2,019,089     149,890      --
                                 ----------    --------     ---    ----------     -------     ---    ----------    --------     ---
   Total                         $2,793,232    $182,522     116    $1,017,333     $30,884     212    $3,810,565    $213,406     328
                                 ==========    ========     ===    ==========     =======     ===    ==========    ========     ===


(a)  Represents the Company's allocated portion of AIG's securities lending pool.


     Investments in partnerships totaled $138,845,000 and $239,271,000 at December 31, 2008 and 2007, respectively, and were comprised of seven partnerships and four partnerships, respectively. These partnerships consist primarily of hedge funds and are managed by independent money managers who invest in equity securities, fixed maturity securities and real estate. The risks generally associated with these partnerships include those related to their underlying investments (i.e. equity securities, debt securities and real estate), plus a level of illiquidity, which is mitigated, to some extent, by the existence of contractual termination /withdrawal provisions.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

     As a result of the Company's periodic evaluation of its securities for other-than-temporary impairments in value, the Company recorded other-than-temporary impairment charges of $642,402,000, $51,018,000 and $12,205,000 in 2008, 2007 and 2006, respectively.

     In light of the recent significant disruption in the U.S. residential mortgage and credit markets, the Company has recognized an other-than-temporary impairment charge (severity loss) of $446,877,000 in 2008, primarily related to mortgage-backed, asset-backed and collateralized securities, and securities of financial institutions. Notwithstanding the Company's intent and ability to hold such securities until they have recovered their cost basis (except for securities lending invested collateral comprising $218,517,000 of the severity loss for 2008), and despite structures that indicate that a substantial amount of the securities should continue to perform in accordance with original terms, the Company concluded that it could not reasonably assert that the impairment period would be temporary.

     In addition to the above severity losses, the Company recorded other-than-temporary impairment charges in 2008, 2007 and 2006 related to:

          - securities that the Company does not intend to hold until recovery;

          -    declines due to foreign exchange rates;

          -    issuer-specific credit events;

          - certain structured securities impaired under EITF 99-20 and related interpretive guidance; and

          - other impairments, including equity securities and partnership investments.

     The net realized investment gain (loss) includes the following:

                                                     Years ended December 31,
                                                ---------------------------------
                                                    2008        2007       2006
                                                -----------   --------   --------
                                                          (in thousands)

Fixed maturity securities                       $   (49,556)  $ (1,836)  $ 10,390
Equity securities                                       149        276      2,376
Securities lending invested collateral              (74,624)    (4,276)        --
Other-than-temporary impairments                   (642,402)   (51,018)   (12,205)
Embedded derivatives, net of hedge securities      (804,233)    (5,518)   (13,155)
Other investments                                     8,310     (1,964)    16,522
                                                -----------   --------   --------
Net realized investment gain (loss)             $(1,562,356)  $(64,336)  $  3,928
                                                ===========   ========   ========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)


     Realized investment gains and losses on sales of fixed maturity securities and equity securities are as follows:

                                                     Years ended December 31,
                                                ---------------------------------
                                                    2008        2007       2006
                                                -----------   --------   --------
                                                          (in thousands)
FIXED MATURITY SECURITIES:
   Realized gains                                $ 205,224    $ 5,238    $ 17,049
   Realized losses                                (261,311)    (7,768)     (6,659)
EQUITY SECURITIES:
   Realized gains                                $     289    $   276    $  2,376
   Realized losses                                    (140)        --          --

     The sources and related amounts of net investment income are as follows:

                                                     Years ended December 31,
                                                ---------------------------------
                                                    2008        2007       2006
                                                -----------   --------   --------
                                                          (in thousands)

Short-term investments                            $ 20,209    $ 13,196   $ 11,334
Fixed maturity securities                          181,877     215,229    257,509
Mortgage loans                                      28,924      34,625     41,915
Policy loans                                        11,582      12,181     13,288
Equity securities                                      938       1,293         --
Partnerships                                       (55,683)      7,118      1,155
Securities lending invested collateral                 270       2,119      2,592
Other investment income                             (3,411)      1,557      1,062
                                                  --------    --------   --------
Total investment income                            184,706     287,318    328,855
Less: investment expenses                           (2,439)     (2,223)    (2,184)
                                                  --------    --------   --------
    Net investment income                         $182,267    $285,095   $326,671
                                                  ========    ========   ========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

     On December 12, 2008, the Company and certain other domestic insurance subsidiaries sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities (the "RMBS") which were held as securities lending invested collateral. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinated to the repayment of a loan from the NY Fed to ML II.

     Neither AIG nor the Company have any control rights over ML II. The Company has determined that ML II is a variable interest entity ("VIE") and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale, in accordance with FAS 140. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value under FAS 159, because this interest would otherwise meet the criteria of a hybrid instrument and require bifurcation of an embedded derivative. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 5 for further discussion of the Company's fair value methodology and the valuation of ML II.

     See Note 3 for additional information regarding the Securities Lending Program and the sale of the RMBS to ML II.

5.   FAIR VALUE MEASUREMENTS

     Effective January 1, 2008, the Company adopted FAS 157 and FAS 159, which specify measurement and disclosure standards related to assets and liabilities measured at fair value. See Note 2 for additional information.

     The most significant effect of adopting FAS 157 on the Company's results of operations for the year ended December 31, 2008 related to changes in fair value methodologies with respect to liabilities already carried at fair value. Specifically, the incorporation of explicit risk margins resulted in a decrease of $527.8 million to pre-tax income, $343.0 million after tax, for the year ended December 31, 2008.

     FAIR VALUE MEASUREMENTS ON A RECURRING BASIS:

     The Company measures fair value on a recurring basis financial instruments in its trading and available for sale securities portfolios, short-term investments, mutual funds, partnerships, securities lending invested collateral, derivative assets and liabilities, separate account assets and embedded derivatives contained in certain variable annuity contracts. The fair value of a financial instrument is the amount that would be received on sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

     FAIR VALUE HIERARCHY:

     Beginning January 1, 2008, assets and liabilities recorded at fair value in the consolidated balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below:

     Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

     Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, mutual fund, partnership investments in hedge funds and derivative contracts.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed maturity securities, partnership investments in leveraged buyouts, real estate/energy and other and embedded derivative contained in certain variable annuity contracts.

     In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

     The following is a description of the valuation methodologies used for instruments carried at fair value.

     INCORPORATION OF CREDIT RISK IN FAIR VALUE MEASUREMENTS:

     Fair value measurements for freestanding derivatives incorporate counterparty credit by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty credit default swap spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as cash collateral posted by the counterparty at the balance sheet date.

     Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

     FIXED MATURITY SECURITIES AVAILABLE FOR SALE (INCLUDING FIXED MATURITY SECURITIES WITHIN SECURITIES LENDING INVESTED COLLATERAL): The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value fixed maturity securities in its available for sale portfolios. Market price data generally is obtained from exchange or dealer markets.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     The Company estimates the fair value of fixed maturity securities not traded in active markets by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For fixed maturity securities that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

     FIXED MATURITY SECURITIES, TRADING: The fixed maturity securities, trading portfolio consists of an interest in ML II. At inception, the Company's economic interest in ML II was valued at the transaction prices of $14,900,000. Subsequently, the ML II interest is valued using a discounted cash flow methodology using the estimated future cash flows of the assets to which the ML II interest is entitled and the discount rates applicable to such interest as derived from the fair value of the entire asset pool. The implicit discount rates are calibrated to the changes in the estimated asset values for the underlying assets commensurate with the Company's interest in the capital structure of the entity. Estimated cash flows and discount rates used in the valuations are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

     Valuation Sensitivity - The fair value of the ML II interest is most affected by changes in the discount rates and changes in the underlying estimated future collateral cash flow assumptions used in the valuation model.

     The benchmark London Interbank Offered Rate ("LIBOR") interest rate curve changes are determined by macroeconomic considerations and financial sector credit spreads. The spreads over the LIBOR for the ML II interest (including collateral-specific credit and liquidity spreads) can change as a result of changes in market expectations about the future performance of this investment as well as changes in the risk premium that market participants would demand at the time of the transactions.

     Changes in estimated future cash flows would primarily be the result of changes in expectations for collateral defaults, recoveries, and underlying loan prepayments.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     Increases in the discount rate or decreases in estimated future cash flows used in the valuation would decrease the Company's estimate of the fair value of ML II as shown in the table below.

                              Fair Value
                                Change
                              ----------
Discount Rates
200 basis points               $(1,301)
400 basis point                 (2,444)

Estimated Future Cash Flows
10% decrease                    (4,706)
20% decrease                    (8,870)

     The Company believes that the ranges of discount rates used in this analysis are reasonable based on implied spread volatilities of similar collateral securities and implied volatilities of LIBOR interest rates. The ranges of estimated future cash flows were determined based on variability in estimated future cash flows implied by cumulative loss estimates for similar instruments. The fair value of the ML II interest is likely to vary, perhaps materially, from the amount estimated.

     MUTUAL FUNDS: Mutual funds consist of interests in registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

     EQUITY SECURITIES AVAILABLE FOR SALE: The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value marketable equity securities in its available for sale portfolio. Market price data generally is obtained from exchange or dealer markets.

     PARTNERSHIPS: The Company initially estimates the fair value of investments in certain private limited partnerships and certain hedge funds by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which generally are audited annually The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value in a fair value measurement.

     DERIVATIVE ASSETS AND LIABILITIES: Derivative assets and liabilities can be exchange-traded or traded over the counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC, derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

     Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

     EMBEDDED DERIVATIVES (included in policyholder account balances - annuities): The fair value of embedded policy derivatives contained in certain variable annuity contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience. Because of the dynamic and complex nature of the expected cash flows, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior. With the adoption of FAS 157, this methodology was not changed, with the exception of incorporating an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     SEPARATE ACCOUNT ASSETS: Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

     ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS:

     The following table presents information about assets and liabilities measured at fair value on a recurring basis at December 31, 2008, and indicates the level of the fair value measurement based on the levels of the inputs used:

                                                    Level 1       Level 2      Level 3       Total
                                                  -----------   ----------   ----------   -----------
                                                                     (in thousands)
Assets:
   Fixed maturity securities available for sale   $        --   $1,799,016   $  161,288   $ 1,960,304
   Fixed maturity securities, trading                      --           --       11,685        11,685
   Equity securities available for sale                    24           --           --            24
   Mutual funds                                        16,117           --           --        16,117
   Partnerships                                            --      136,478        2,367       138,845
   Derivative assets                                  156,020      453,384           --       609,404
   Separate account assets                         19,074,317           --           --    19,074,317
                                                  -----------   ----------   ----------   -----------
      Total                                       $19,246,478   $2,388,878   $  175,340   $21,810,696
                                                  ===========   ==========   ==========   ===========
Liabilities:
   Policyholder account balances - annuities      $        --   $       --   $1,907,180   $ 1,907,180
                                                  ===========   ==========   ==========   ===========

     At December 31, 2008, Level 3 assets were 0.7 percent of total assets and Level 3 liabilities were 7.6 percent of total liabilities.

     The following table present the changes during the year ended December 31, 2008 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gain (losses) recorded in income during the year ended December 31, 2008 related to the Level 3 assets and liabilities that remained in the consolidated balance sheet at December 31, 2008:

                                                                       Fixed                                Policyholder
                                                        Fixed         maturity                                 account
                                                       Maturity     securities,                    Total     balances -
                                                      Securities      trading     Partnerships    Assets      annuities
                                                      ----------    -----------   ------------   --------   ------------

                                                                                 (in thousands)

Balance, January 1, 2008                               $215,848       $    --        $  411      $216,259   $   (52,811)
Net realized/unrealized gains (losses) included in:
   Net investment income                                  3,119        (3,215)          (59)         (155)           --
   Net realized investment loss                         (43,248)           --            --       (43,248)   (1,854,369)
   Accumulated other comprehensive loss                 (22,182)           --            --       (22,182)           --
Purchases, sales, issuances and settlements, net        (55,912)       14,900         2,015       (38,997)           --
Net transfers in                                         63,663            --            --        63,663            --
                                                       --------       -------        ------      --------   -----------
Balance, December 31, 2008                             $161,288       $11,685        $2,367      $175,340   $(1,907,180)
                                                       ========       =======        ======      ========   ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     Both observable and unobservable inputs may be used to determine the fair values of positions classified in level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2008 may include changes in fair value that were attributable to both observable and unobservable inputs.

     Changes in the fair value of separate account assets are completely offset in the consolidated statement of operations and comprehensive income (loss) by changes in separate account liabilities, which are not carried at fair value and therefore not included in the tables above.

     FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS:

     The Company also measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include goodwill.

     GOODWILL: The Company tests goodwill for impairment whenever events or changes in circumstances indicate the carrying amount of goodwill may not be recoverable, but at least annually. When the Company determines goodwill may be impaired, the Company uses techniques that consider market-based earnings multiples of the unit's peer companies or discounted cash flow techniques based on the price that could be received in a current transaction to sell the asset assuming the asset would be used with other assets as a group (in-use premises).

     FAIR VALUE OPTION:

     FAS 159 permits a company to choose to measure at fair value many financial instruments and certain other assets and liabilities that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in income. The Company did not make any fair value measurement elections upon initial adoption of FAS 159. The Company has elected to account for its economic interest in ML II at fair value under FAS 159. The Company recorded a loss of $3,215,000 in the year ended December 31, 2008 to reflect the change in the fair value of ML II, which was reported as a component of net investment income in the consolidated statement of operations and comprehensive income (loss).

     FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR
     VALUE:

     FAS No. 107, "Disclosures about Fair Value of Financial Instruments" ("FAS 107"), requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. FAS 107 excludes certain financial instruments, including those related to insurance contracts. Information regarding the estimation of fair value for financial instruments not carried at fair value is discussed below.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     CASH AND SHORT-TERM INVESTMENTS: The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

     MORTGAGE AND OTHER LOANS: Fair value for mortgage loans is primarily determined by using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. Fair value for collateral, commercial and guaranteed loans is based principally on independent pricing services, broker quotes and other independent information.

     POLICY LOANS: The fair values of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived.

     SECURITIES LENDING PAYABLE: The contract values of securities lending payable approximate fair value as these obligations are short-term in nature.

     POLICYHOLDER ACCOUNT BALANCES - ANNUITIES: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

     POLICYHOLDER ACCOUNT BALANCES - GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

     The estimated fair values of the Company's financial instruments compared with their respective carrying values are as follows at December 31:

                                                  2008                      2007
                                        -----------------------   -----------------------
                                         Carrying       Fair       Carrying       Fair
                                           Value        Value        Value        Value
                                        ----------   ----------   ---------    ----------
                                                          (in thousands)
ASSETS:
   Cash and short-term investments      $1,572,328   $1,572,328   $  363,912   $  363,912
   Fixed maturity securities
      available for sale                 1,960,304    1,960,304    3,608,710    3,608,710
   Fixed maturity securities, trading       11,685       11,685           --           --
   Mortgage and other loans                429,272      443,566      451,603      461,969
   Policy loans                            151,087      151,087      151,592      151,592
   Mutual funds                             16,117       16,117       19,797       19,797
   Equity securities available
      for sale                                  24           24       19,430       19,430
   Partnerships                            138,845      138,845      239,271      239,271
   Securities lending invested
      collateral                                --           --    2,019,089    2,019,089
   Derivative assets                       609,404      609,904      150,941      150,941
LIABILITIES:
   Policyholder account balances -
      annuities                         $4,178,609   $4,253,412   $2,676,116   $2,631,813
   Policyholder account balances -
      guaranteed investment
      contracts                             30,768       30,768       41,044       41,126
   Securities lending payable                   --           --    2,196,793    2,196,793
   Derivative liabilities                       --           --        2,044        2,044

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


6.   DEFERRED ACQUISITION COSTS

     The following table summarizes the activity in deferred acquisition costs:

                                               Years Ended December 31,
                                              -------------------------
                                                  2008          2007
                                              -----------   -----------
                                                    (in thousands)

Balance at beginning of year                  $ 1,430,526   $ 1,456,680
Acquisition costs deferred                        211,777       247,797
Effect of net unrealized loss on securities        (2,579)        3,533
Amortization charged to income                   (505,521)     (277,484)
                                              -----------   -----------
Balance at end of year                        $ 1,134,203   $ 1,430,526
                                              ===========   ===========

     The Company adjusts amortization when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. In 2008, the Company recorded approximately $678,200,000 of additional amortization of deferred acquisition costs resulting from difficult market conditions and adverse policyholder behavior. In 2007, the Company recorded approximately $67,000,000 of additional amortization of deferred acquisition costs. Approximately $55,600,000 related to changes in actuarial estimates from the conversion to a new system and $11,400,000 related to unlocking future assumptions and experience updates. Further deterioration in equity market conditions or other factors could result in future negative unlocking adjustments.

7.   OTHER DEFERRED EXPENSES

     The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                 Bonus      Distribution
                                                Payments       Costs         Total
                                              -----------   ------------   ---------
                                                          (in thousands)
AT DECEMBER 31, 2008:
Balance at beginning of year                   $ 219,620      $ 37,467     $ 257,087
Expenses deferred                                 44,663         8,999        53,662
Effect of net unrealized loss on securities         (318)           --          (318)
Amortization charged in income                   (84,557)      (18,917)     (103,474)
                                               ---------      --------     ---------
Balance at end of year                         $ 179,408      $ 27,549     $ 206,957
                                               =========      ========     =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   OTHER DEFERRED EXPENSES (Continued)

                                                 Bonus      Distribution
                                                Payments        Costs        Total
                                              -----------   ------------   --------
                                                          (in thousands)
AT DECEMBER 31, 2007:
Balance at beginning of year                   $ 216,397      $ 47,216     $263,613
Expenses deferred                                 38,530        14,410       52,940
Effect of net unrealized loss on securities          464            --          464
Amortization charged in income                   (35,771)      (24,159)     (59,930)
                                               ---------      --------     --------
Balance at end of year                         $ 219,620      $ 37,467     $257,087
                                               =========      ========     ========

     The Company adjusts amortization when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. In 2008, the Company recorded approximately $149,700,000 of additional amortization of sales inducements primarily resulting from difficult market conditions and adverse policyholder behavior. In 2007, the Company recorded approximately $7,000,000 of additional amortization of sales inducements. Approximately $5,400,000 related to changes in actuarial estimates from the conversion to a new system and $1,600,000 related to unlocking future assumptions and experience updates.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.   GUARANTEED BENEFITS

     Details concerning the Company's guaranteed benefit exposures are as follows:

                                                                                            Highest Specified
                                                                  Return of Net         Anniversary Account Value
                                                            Deposits Plus a Minimum       Minus Withdrawals Post
                                                                     Return                    Anniversary
                                                            ------------------------     ------------------------
                                                                             (dollars in millions)
AT DECEMBER 31, 2008:
In the event of death (GMDB and EEB):
   Net account value                                                    $7,202                    $9,370
   Net amount at risk (a)                                                2,606                     4,361
   Average attained age of contract holders                                 68                        66
   Range of guaranteed minimum return rates                               0%-5%                        0%
At annuitization (GMIB):
   Net account value                                                    $1,566
   Net amount at risk (b)                                                  123
   Weighted average period remaining until earliest annuitization          1.6 years
   Range of guaranteed minimum return rates                             0%-6.5%
Accumulation at specified date (GMAV):
   Account value                                                       $ 1,259
   Net amount at risk (c)                                                  176
   Weighted average period remaining until guaranteed payment              5.8 years
Annual withdrawals at specified date (GMWB):
   Account value                                                       $ 5,625
   Net amount at risk (d)                                                2,155
   Weighted average period remaining until guaranteed payment             14.9 years

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.   GUARANTEED BENEFITS (Continued)

                                                                                                  Highest Specified
                                                                         Return of Net        Anniversary Account Value
                                                                    Deposits Plus a Minimum     Minus Withdrawals Post
                                                                             Return                  Anniversary
                                                                    -----------------------   -------------------------
                                                                                   (dollars in millions)
AT DECEMBER 31, 2007:
In the event of death (GMDB and EEB):
   Net account value                                                      $10,982                      $13,428
   Net amount at risk (a)                                                     491                          495
   Average attained age of contract holders                                    68                           66
   Range of guaranteed minimum return rates                                  0%-5%                           0%
At annuitization (GMIB):
   Net account value                                                      $ 2,689
   Net amount at risk (b)                                                      15
   Weighted average period remaining until earliest annuitization             2.7 years
   Range of guaranteed minimum return rates                                0%-6.5%
Accumulation at specified date (GMAV):
   Account value                                                          $ 2,192
   Net amount at risk (c)                                                       1
   Weighted average period remaining until guaranteed payment                 6.7 years
Annual withdrawals at specified date (GMWB):
   Account value                                                          $ 6,029
   Net amount at risk (d)                                                      43
   Weighted average period remaining until guaranteed payment                19.7 years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

(b) Net amount at risk represents the present value of the projected guaranteed benefit exposure in excess of the projected account value, net of reinsurance, if all contract holders annuitized at their respective eligibility date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $155,820,000 and $54,495,000 as of December 31, 2008 and 2007, respectively and is payable no sooner than 10 years from the end of the waiting period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.   GUARANTEED BENEFITS (Continued)

     The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:

                                                               Years Ended
                                                               December 31,
                                                           -------------------
                                                             2008       2007
                                                           --------   --------
                                                             (in thousands)

Balance at the beginning of the year, before reinsurance   $115,038   $110,102
   Guaranteed benefits incurred                             388,170     27,822
   Guaranteed benefits paid                                 (74,504)   (22,886)
                                                           --------   --------
Balance at the end of the year, before reinsurance          428,704    115,038
Less reinsurance                                            (44,228)   (39,326)
                                                           --------   --------
Balance at the end of the year, net of reinsurance         $384,476   $ 75,712
                                                           ========   ========

     The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2008 and 2007:

          - Data used was 50 stochastically generated investment performance scenarios.

          -    Mean investment performance assumption was 10%.

          -    Volatility assumption was 16%.

          - Mortality was assumed to be 50% Male and 80% Female of the 1994 Variable Annuity MGDB table.

          - Lapse rates vary by contract type and duration and range from 0% to 40%.

          -    The discount rate was approximately 8%.

     In 2007, the Company recorded a reduction in reserves for guaranteed benefits and guaranteed benefits expense of $15,676,000 due to changes in actuarial estimates from the conversion to a new system, as well as unlocking future assumptions and experience updates. In 2008, the Company recorded an increase in reserves for guaranteed benefits and guaranteed benefits expense of $234,500,000 due to the unlocking of key assumptions.

9.   REINSURANCE

     Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

     Variable policy fees are net of reinsurance premiums of $23,102,000, $26,541,000 and $27,210,000 in 2008, 2007 and 2006, respectively.
     Guaranteed benefits paid were reduced by reinsurance recoveries of $4,902,000, $4,458,000 and $3,291,000 in 2008, 2007 and 2006, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.   REINSURANCE (Continued)

     The Company has a reinsurance treaty that limits its universal life risk on any one insured life to $100,000. Universal life insurance fees are net of reinsurance premiums of $30,454,000, $28,061,000 and $35,182,000 in 2008,
     2007 and 2006, respectively. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $29,883,000, $22,337,000 and $27,506,000 in 2008, 2007 and 2006,
     respectively.

10.  COMMITMENTS AND CONTINGENT LIABILITIES

     As of December 31, 2007, the Company had three agreements outstanding in which it has agreed to provide liquidity support for certain short-term securities of municipalities and non-profit organizations (collectively, the "Short-Term Securities") by agreeing to purchase such short-term securities in the event there is no other buyer in the short-term marketplace. In return the Company received a fee. Additionally, the Company guaranteed the payment of these securities upon redemption. Related to each of these agreements were participation agreements with the Parent, under which the Parent shared in a portion of these liabilities in exchange for a proportionate percentage of the fees received under these agreements.

     In September and October 2008, the Company purchased all of the $51.2 million in aggregate principal amount of the short-term securities then outstanding pursuant to the Company's obligations under the above-referenced liquidity support agreements. The value of the securities purchased were subsequently written down to their then current estimated market value of $38.4 million. Pursuant to its obligations under the participation agreements described above, Parent honored such obligations through paying the Company its proportionate share of these write-downs amounting to $4,385,000, thereby effectively transferring its interests in the securities purchased to the Company. If the Company is able to re-market these short-term securities, the Company's obligations under the liquidity support agreements referenced above will continue to inure to the benefit of the purchasers of the re-marketed securities. As of December 31, 2008, the Company has not re-marketed any of these short-term securities. As the holder of the short-term securities, the Company recorded $294,000 as interest payments received from these securities in 2008. One of the three outstanding support agreements was terminated on March 31, 2009, in conjunction with the redemption of approximately $13.6 million of short-term securities.

     SAAMCo is the investment advisor of SunAmerica Money Market Fund (the "Fund"), which seeks to maintain a stable $1.00 net asset value per share. The Fund held an investment in SIV Portfolio, PLC, formerly Cheyne Finance, PLC (the "Notes") during 2008 which had defaulted on interest and principal payments in October 2007. On February 21, 2008, SAAMCo made a commitment to the Fund in the event that the net asset value per share of the Fund decrease below $0.995 because of the decrease in the market value of the Notes, SAAMCo would make capital contributions to the Fund to maintain the $0.995 net asset value. During 2008, SAAMCo made payments of $3,684,000 for such capital contributions. At December 31, 2008, the Fund had a $1.00 net asset value per share and SAAMCo has made no further commitments.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.  COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

     Like many other companies, including financial institutions and brokers, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities and Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

     Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

     Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

     At December 31, 2008, SAAMCo has lease commitments, under joint and several obligations with affiliates, for long-term, non-cancelable, operating leases expiring on various dates through 2013 and thereafter are as follows:

            (in thousands)
2009           $ 3,138
2010             3,108
2011             2,959
2012             2,959
2013             3,073
Thereafter      14,107
               -------
               $29,344
               =======

     Rent expense was $3,196,000, $3,190,000 and $3,122,000 for the years ended December 31, 2008, 2007 and 2006, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.  SHAREHOLDER'S EQUITY

     The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2008 and 2007, 3,511 shares were outstanding.

     Changes in shareholder's equity are as follows:

                                                                                            Years ended December 31,
                                                                                     -------------------------------------
                                                                                         2008         2007         2006
                                                                                     -----------   ----------   ----------
                                                                                                (in thousands)
ADDITIONAL PAID-IN CAPITAL:
   Beginning balances                                                                $   934,751   $  761,664   $  761,259
   Capital contributions by Parent                                                       285,576      173,087          405
                                                                                     -----------   ----------   ----------
   Ending balances                                                                   $ 1,220,327   $  934,751   $  761,664
                                                                                     ===========   ==========   ==========
RETAINED EARNINGS:
   Beginning balances                                                                $ 1,122,772   $  992,179   $1,074,953
   Net income                                                                         (1,623,976)     130,593      197,226
   Dividends paid to Parent                                                                   --           --     (280,000)
                                                                                     -----------   ----------   ----------
   Ending balances                                                                   $  (501,204)  $1,122,772   $  992,179
                                                                                     ===========   ==========   ==========
ACCUMULATED OTHER COMPREHENSIVE
   INCOME (LOSS):
   Beginning balances                                                                $  (103,761)  $    3,017   $   14,074
   Unrealized depreciation of investments, net of reclassification adjustments (a)       (30,881)    (168,796)     (46,059)
   Foreign currency translation adjustment                                                (5,998)         412        2,546
   Effect on deferred acquisition costs and other deferred expenses                                     3,997       26,500
   Income tax benefit                                                                     13,793       57,609        5,956
                                                                                     -----------   ----------   ----------
   Ending balances                                                                   $  (126,847)  $ (103,761)  $    3,017
                                                                                     ===========   ==========   ==========


(a) Includes reclassification adjustments for realized losses included in net income of $303,114,000, $123,478,000 and $567,000 in 2008, 2007 and 2006,
     respectively.

     Capital contributions in 2008 and 2007 included cash of $284,434,000 and $4,276,000, respectively, of funds deposited by AIG in the securities lending collateral account to offset pretax realized losses incurred by the Company from the sale of certain securities lending collateral investments.
     The Company also received non-cash capital contributions of $249,000 and $299,000 in 2008 and 2007, respectively, equal to the certain compensation expense recognized (see Note 13 for discussion of SICO Compensation).
     Additionally, the Company received capital contributions of investments in partnerships valued at $893,000 in December 2008 and $168,512,000 in April
     2007.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.  SHAREHOLDER'S EQUITY (Continued)

     Gross unrealized gains (losses) on fixed maturity, equity securities and securities lending invested collateral included in accumulated other comprehensive income (loss) are as follows:

                                                December 31,   December 31,
                                                    2008           2007
                                                ------------   ------------
                                                       (in thousands)

Gross unrealized gains                           $  22,295      $  48,710
Gross unrealized losses                           (214,979)      (213,410)
Unrealized gain on foreign currency                 (3,941)         2,057
Adjustment to DAC and other deferred expenses           --          2,897
Deferred income taxes                               69,778         55,985
                                                 ---------      ---------
Accumulated other comprehensive loss             $(126,847)     $(103,761)
                                                 =========      =========

     Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the Company is not able to pay a dividend to the shareholder in the year 2009 without obtaining prior approval.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company had a net loss of $782,331,000 for the year ended December 31, 2008 and net income of $175,403,000 and $147,384,000 for the years ended December 31, 2007 and 2006, respectively. The Company's statutory capital and surplus totaled $1,274,742,000 and $1,154,680,000 at December 31, 2008 and 2007, respectively.

12.  INCOME TAXES

     The components of the provisions for income taxes on pretax income consist of the following:

                                        Years ended December 31,
                                     -----------------------------
                                        2008       2007     2006
                                     ---------   -------   -------
                                             (in thousands)

Current                              $ 107,243   $22,881   $21,472
Deferred                              (638,099)   (5,869)   34,754
                                     ---------   -------   -------
Total income tax expense (benefit)   $(530,856)  $17,012   $56,226
                                     =========   =======   =======

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  INCOME TAXES (Continued)

     The U.S. federal income tax rate is 35% for 2008, 2007 and 2006. Actual tax expense on income differs from the "expected" amount computed by applying the federal income tax rate because of the following:

                                                     Years ended December 31,
                                                 -------------------------------
                                                    2008       2007       2006
                                                 ---------   --------   --------
                                                          (in thousands)

U.S. federal income tax at statutory rate        $(754,191)  $ 51,662   $ 88,708
Adjustments:
   Valuation allowance                             267,145         --         --
   State income taxes (net of federal benefit)      (4,447)     8,581      2,064
   Dividends received deduction                    (40,393)   (36,103)   (35,016)
   Tax credits                                     (13,157)    (6,538)    (4,064)
   Adjustment to prior year tax liability (a)       11,645     (2,659)    (2,068)
   Other, net                                        2,542      2,069      6,602
                                                 ---------   --------   --------
   Total income tax expense (benefit)            $(530,856)  $ 17,012   $ 56,226
                                                 =========   ========   ========


(a) In 2008 and 2007, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

     At December 31, 2008, SACS had a New Jersey net operating loss carryforward of $70,100,000. This carryforward will expire from 2009 through 2015.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  INCOME TAXES (Continued)

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the net deferred tax liability are as follows:

                                                                       December 31,   December 31,
                                                                           2008           2007
                                                                       ------------   ------------
                                                                              (in thousands)
DEFERRED TAX ASSETS:
Investments                                                             $   57,062     $  19,852
Contract holder reserves                                                   624,325       149,675
Guaranty fund assessments                                                      369         3,298
Reserve for guaranteed benefits                                            134,566        26,499
Net operating loss carryforward                                              6,311            --
Capital loss carryforward - Federal                                        162,463            --
State income taxes and net operating loss                                    9,395         8,469
Net unrealized loss on debt and equity securities available for sale        69,778        55,985
Other assets                                                                 3,500         2,681
                                                                        ----------     ---------
   Deferred tax assets                                                   1,067,769       266,459
Valuation allowance                                                       (273,781)       (6,636)
                                                                        ----------     ---------
   Net deferred tax asset                                                  793,988       259,823
DEFERRED TAX LIABILITIES:
Deferred acquisition costs and other deferred expenses                  $ (411,278)    $(526,716)
State income taxes                                                            (683)         (216)
Partnership income/loss                                                     (9,394)       (9,715)
Other liabilities                                                             (144)       (2,577)
                                                                        ----------     ---------
   Total deferred tax liabilities                                         (421,499)     (539,224)
                                                                        ----------     ---------
Net deferred tax asset (liability)                                      $  372,489     $(279,401)
                                                                        ==========     =========

     In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $1,067,769,000 and concluded a $273,781,000 valuation allowance was required to reduce the deferred tax asset at December 31, 2008 to an amount the Company believes is more likely than not to be realized.

     When making its assessment, the Company considered all available evidence, including the impact of being included in AIG's consolidated federal tax return, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  INCOME TAXES (Continued)

     In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on securities lending program, because the Company and AIG entered into transactions with the Federal Reserve Bank of New York ("New York Fed") to limit exposure to future losses. The Company also considered the taxable income from sales of businesses under AIG's asset disposition plan, the continuing earnings strength of the businesses AIG intends to retain and AIG's recently announced debt and preferred stock transactions with the New York Fed and United States Treasury, respectively, together with other actions AIG is taking, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

     In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by IRS Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct or indirect owner of more than 50 percent interest in the loss company.

     The Company is currently under audit by the Internal Revenue Service for calendar year 2003. All years prior to 2003 are no longer subject to audit. The Company believes that it has adequate reserves for any liability that could result from the IRS audit.

     As of December 31, 2008, the Company's unrecognized tax benefits, excluding interest and penalties, were $9,300,000. There were no unrecognized tax benefits at December 31, 2007. As of December 31, 2008 and 2007, the Company's unrecognized tax benefits included no amounts related to tax positions the disallowance of which would not affect the effective tax rate. Accordingly, as of December 31, 2008, the amount of unrecognized tax benefits that, if recognized, would favorably affect the effective tax was $9,300,000. At December 31, 2008, the Company had gross unrecognized tax benefits of $9,300,000 that arose from increases in tax positions for years prior to 2008.

     The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2008, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

     Interest and penalties, if any, related to taxing authority examinations and unrecognized tax benefits are recognized as a component of income tax expense. At December 31, 2008 and 2007, the Company had a receivable of $3,967,000 and $3,177,000, respectively, related to interest (net of federal tax). For the years ended December 31, 2008 and 2007, the Company had recognized benefits of $790,000 and $551,000, respectively, of interest (net of federal tax).

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.  RELATED PARTY TRANSACTIONS

     SICO Compensation

     Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of AIG, its subsidiaries and affiliates. The SICO Plans were created in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is AIG common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

     None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company or its subsidiaries and affiliates by SICO and allocated to the Company, with an offsetting amount credited to additional paid-in capital reflecting amounts considered to be contributed by SICO. The SICO Plans provide that shares currently owned by SICO are set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout of units under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with AIG or its subsidiaries and affiliates prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of AIG common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the participants in the SICO Plans.

     Compensation expense with respect to the SICO Plans aggregated $249,000, $299,000 and $405,000 in 2008, 2007 and 2006, respectively, and is included in general and administrative expenses in the consolidated statement of operations and comprehensive income (loss). Additionally, a corresponding increase to additional paid-in capital was recorded in each year.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.  RELATED PARTY TRANSACTIONS (Continued)

     Events Related to AIG

     In September 2008, AIG experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the NY Fed. Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately
     79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

     The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

     On November 25, 2008, AIG entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant"). The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.

     During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into an agreement with the NY Fed in connection with the special purpose financing vehicle known as Maiden Lane III LLC. The Company was not a party to this agreement and this transaction did not affect the Company's financial condition, results of operations or cash flows.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.  RELATED PARTY TRANSACTIONS (Continued)

     On December 12, 2008, AIG, certain of AIG's wholly owned U.S. life insurance subsidiaries, and AIG Securities Lending Corp., another AIG subsidiary (the "AIG Agent"), entered into an agreement with ML II, a Delaware limited liability company whose sole member is the NY Fed. Pursuant to the agreement, the life insurance subsidiaries (including the Company) sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities ("RMBS") held by the AIG Agent, as agent of the life insurance subsidiaries, in connection with AIG's U.S. securities lending program. In exchange for the RMBS, the life insurance subsidiaries received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price. Additionally, the Company received an economic interest in ML II valued at $14.9 million. As a result of these actions, the U.S. securities lending program, and the interim agreement entered into with the NY Fed whereby the NY Fed borrowed securities from AIG subsidiaries in exchange for cash collateral, were terminated. For additional information, see Note 3.

     Other Related Party Transactions

     Prior to September 22, 2008, the Company and certain affiliates were parties to an existing inter-affiliate credit agreement facility (the "facility"), under which the Company and such affiliates committed to make loans to AIG and received from AIG an annual facility fee at a specified rate. The facility was most recently amended on September 5, 2008, under which the Company committed to make loans to AIG in amounts aggregating to not more than $500 million. The Company did not lend any amounts to AIG under the facility in 2008. The facility was terminated in connection with AIG's entry into the credit facility with the New York Fed discussed above.

     On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500,000,000 from the Parent and vice versa. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2008 and 2007.

     On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15,000,000 from FSA and vice versa. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2008 and 2007.

     On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby the Company has immediate access of up to $500,000,000. On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby AIGRS has the right to borrow up to $500,000,000 from the Company. Any advances made under these agreements must be repaid within 30 days. There were no balances outstanding under these agreements at December 31, 2008 and 2007.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.  RELATED PARTY TRANSACTIONS (Continued)

     On September 26, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby the Company has the right to borrow up to $500,000,000 from SAII. On December 19, 2001, the Company entered into a short-term financing arrangement with SAII, whereby SAII has the right to borrow up to $500,000,000 from the Company. Any advances made under these agreements must be repaid within 30 days. There were no balances outstanding under these agreements at December 31, 2008 and 2007.

     The Company pays commissions, including support fees to defray marketing and training costs, to five affiliated broker-dealers for distributing its annuity products and mutual funds. Commissions paid to these broker-dealers totaled $54,936,000, $66,661,000 and $65,243,000 for the years ended
     December 31, 2008, 2007 and 2006, respectively. These broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 17%, 16% and 18% of deposits in 2008, 2007 and 2006, respectively. These broker-dealers also distribute a significant portion of the Company's mutual funds, amounting to approximately 25%, 22% and 25% of sales in 2008, 2007 and 2006, respectively.

     On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $2,191,000, $2,315,000 and $1,983,000 in 2008, 2007 and 2006, respectively, and are included in the Company's consolidated statement of operations and comprehensive income (loss).

     On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $14,231,000, $16,576,000 and $13,122,000 in 2008, 2007 and 2006, respectively, and are net of certain administrative costs incurred by VALIC of $4,066,000, $4,736,000and $3,749,000, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statement of operations and comprehensive income (loss).

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.  RELATED PARTY TRANSACTIONS (Continued)

     The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG will cause the Company to maintain a policyholders' surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under certain circumstances, including where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

     The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time are guaranteed ("the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG. American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public.

     On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated. The Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The Guarantee will, however, continue to cover insurance obligations on contracts issued by the Company with a date of issue earlier than the Point of Termination, including obligations arising from purchase payments received with respect to these contracts after the Point of Termination. The Guarantee provides that contract owners owning contracts issued by the Company with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

     Pursuant to a Service and Expense Agreement, AIG provides, or causes to be provided, administrative, marketing, investment management, accounting, occupancy and data processing services to the Company. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services were $208,542,000, $193,431,000 and $170,589,000 for the years ended December
     31, 2008, 2007 and 2006, respectively. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $101,444,000, $91,084,000 and $81,987,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of operations and comprehensive income (loss).

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.  RELATED PARTY TRANSACTIONS (Continued)

     In addition to the reimbursements noted above, an affiliate is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were $451,000, $506,000 and $462,000 in 2008, 2007 and 2006, respectively. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

     Pursuant to an Investment Advisory Agreement, the majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $1,911,000, $2,563,000 and $2,997,000 for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company incurred $2,141,000 and $2,490,000 of management fee expense to an affiliate of the Company to administer its securities lending program during the years ended December 31, 2007 and 2006, respectively. The amount was not material in 2008.

     In July 2007, the Company purchased a partnership from the Parent for cash equal to its fair value of $66,719,000. In August 2008, the Company purchased fixed maturity securities from an affiliate for cash equal to a fair value of $128,726,000.

14.  SUBSEQUENT EVENTS

     Events Related to AIG

     On March 2, 2009, AIG and the NY Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles ("SPVs"), in settlement of a portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an AIG operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility.

     AIG and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility reduction will be based on the proceeds received. The SPVs are expected to be consolidated by AIG. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date. The Company is not currently anticipated to be a party to the proposed securitization transaction.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

14.  SUBSEQUENT EVENTS (Continued)

     On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part, including the Company. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses. The Company is continuing to explore other restructuring alternatives to enhance its market competitiveness.

     On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

     On April 17, 2009, AIG and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as
     (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) the AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

     In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the U.S. Department of the Treasury, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due. If AIG is unable to meet its obligations as they come due, management believes this could have a material effect upon the Company and its operations.

                         AMERICAN HOME ASSURANCE COMPANY

                                NAIC CODE: 19380

                      STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                         AMERICAN HOME ASSURANCE COMPANY

                      STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                TABLE OF CONTENTS

   Report of Independent Auditors ............................................ 2

   Statements of Admitted Assets ............................................. 3

   Statements of Liabilities, Capital and Surplus ............................ 4

   Statements of Income and Changes in Capital and Surplus ................... 5

   Statements of Cash Flow ................................................... 6

   Notes to Statutory Basis Financial Statements ............................. 7

                         Report of Independent Auditors

To the Board of Directors and Shareholder of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2008 and 2007, and the related statutory statements of income and changes in capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2008 and 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, on the basis of accounting described in Note 1 to the financial statements.

/s/ PricewaterhouseCoopers LLP

New York, NY
April 29, 2009

                         AMERICAN HOME ASSURANCE COMPANY

                          STATEMENTS OF ADMITTED ASSETS

                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2008 AND 2007
                                 (000's OMITTED)

-------------------------------------------------------------------------------------------------------------------------
As of December 31,                                                                                 2008           2007
-------------------------------------------------------------------------------------------------------------------------
Cash and invested assets:
   Bonds, at amortized cost (NAIC market value: 2008 - $13,162,193;
      2007 - $16,075,222) ...................................................................   $13,790,336   $15,843,721
   Stocks:
      Common stocks, at NAIC market value adjusted for non admitted assets
         (cost: 2008 - $1,278,987; 2007 - $1,556,742) .......................................     2,064,755     3,139,327
      Preferred stocks, primarily at NAIC market value (cost: 2008 - $277,589;
         2007 - $613,732) ...................................................................       255,675       613,732
   Other invested assets, primarily at equity (cost: 2008 - $1,505,810; 2007 - $1,458,240) ..     1,555,659     1,943,313
   Securities lending collateral ............................................................            --       279,774
   Short-term investments, at amortized cost (approximates NAIC market value) ...............       228,165       183,951
   Cash .....................................................................................       848,594       258,078
   Receivable for securities ................................................................         1,711            --
-------------------------------------------------------------------------------------------------------------------------
            Total cash and invested assets ..................................................    18,744,895    22,261,896
-------------------------------------------------------------------------------------------------------------------------
Investment income due and accrued ...........................................................       191,761       213,302
Agents' balances or uncollected premiums:
   Premiums in course of collection .........................................................       704,539       593,808
   Premiums and installments booked but deferred and not yet due ............................       408,671       892,935
   Accrued retrospective premiums ...........................................................     1,556,749     1,237,062
Amounts billed and receivable from high deductible policies .................................        23,162       159,393
Reinsurance recoverable on loss payments ....................................................       645,764       600,573
Funds held by or deposited with reinsurers ..................................................        12,327        11,118
Deposit accounting assets ...................................................................       530,085       751,468
Deposit accounting assets - funds held ......................................................        88,515        98,917
Federal and foreign income taxes recoverable from affiliates ................................       406,899       143,717
Net deferred tax assets .....................................................................       446,613       382,578
Equities in underwriting pools and associations .............................................       717,391     1,211,817
Receivable from parent, subsidiaries and affiliates .........................................       830,717       115,695
Other admitted assets .......................................................................        84,408       182,141
-------------------------------------------------------------------------------------------------------------------------
            Total admitted assets ...........................................................   $25,392,496   $28,856,420
=========================================================================================================================

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                 STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2008 AND 2007
                    (000's OMITTED EXCEPT SHARE INFORMATION)

---------------------------------------------------------------------------------------------------
As of December 31,                                                            2008          2007
---------------------------------------------------------------------------------------------------
                              Liabilities

Reserves for losses and loss adjustment expenses ......................   $13,268,600   $13,732,102
Unearned premium reserves .............................................     3,928,201     4,475,413
Commissions, premium taxes, and other expenses payable ................       311,636       234,495
Reinsurance payable on paid loss and loss adjustment expenses .........       481,915       263,917
Funds held by company under reinsurance treaties ......................       173,173       236,183
Provision for reinsurance .............................................        95,592       115,844
Ceded reinsurance premiums payable, net of ceding commissions .........       448,515       492,611
Retroactive reinsurance reserves - assumed ............................         6,984        30,486
Retroactive reinsurance reserves - ceded ..............................        (4,907)      (65,309)
Deposit accounting liabilities ........................................       188,303       189,511
Deposit accounting liabilities - funds held ...........................       484,067       695,928
Securities lending payable ............................................            --       304,398
Collateral deposit liability ..........................................       318,127       354,916
Payable to parent, subsidiaries and affiliates ........................        38,999       152,184
Other liabilities .....................................................       240,118       346,784
---------------------------------------------------------------------------------------------------
   Total liabilities ..................................................    19,979,323    21,559,463
---------------------------------------------------------------------------------------------------
                          Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158 shares authorized,
   1,695,054 shares issued and outstanding ............................        25,426        25,426
Capital in excess of par value ........................................     3,739,388     2,941,471
Unassigned surplus ....................................................     1,646,043     4,280,727
Special surplus funds from retroactive reinsurance ....................         2,316        49,333
---------------------------------------------------------------------------------------------------
   Total capital and surplus ..........................................     5,413,173     7,296,957
---------------------------------------------------------------------------------------------------
   Total liabilities, capital, and surplus ............................   $25,392,496   $28,856,420
===================================================================================================

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

             STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS

                                 STATUTORY BASIS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (000's OMITTED)

-----------------------------------------------------------------------------------------------------------------
For the years ended December 31,                                                2008         2007         2006
-----------------------------------------------------------------------------------------------------------------
                           Statements of Income
                           --------------------

Underwriting income:
   Premiums earned ......................................................   $ 7,393,221   $7,703,016   $7,700,011
-----------------------------------------------------------------------------------------------------------------
Underwriting deductions:
   Losses incurred ......................................................     4,800,023    4,444,636    4,606,481
   Loss adjustment expenses incurred ....................................       742,400      840,801      803,517
   Other underwriting expenses incurred .................................     1,846,019    1,864,547    1,825,815
-----------------------------------------------------------------------------------------------------------------
Total underwriting deductions ...........................................     7,388,442    7,149,984    7,235,813
-----------------------------------------------------------------------------------------------------------------
Net underwriting income .................................................         4,779      553,032      464,198
-----------------------------------------------------------------------------------------------------------------
Investment income:
   Net investment income earned .........................................       912,331    1,019,018      702,426
   Net realized capital gains/(loss) (net of capital gains taxes:
      2008 - ($270,995); 2007 - $29,141; 2006 - $29,092) ................      (671,273)     117,037       61,624
-----------------------------------------------------------------------------------------------------------------
Net investment gain .....................................................       241,058    1,136,055      764,050
-----------------------------------------------------------------------------------------------------------------
Net loss from agents' or premium balances charged-off ...................       (48,507)     (85,724)     (49,762)
Finance and service charges not included in premium .....................        15,008       16,449       14,287
Other income ............................................................       384,065       76,290       49,691
-----------------------------------------------------------------------------------------------------------------
Income after capital gains taxes and before federal income taxes ........       596,403    1,696,102    1,242,464
Federal income tax expense ..............................................       235,238      348,359      263,263
-----------------------------------------------------------------------------------------------------------------
         Net income .....................................................   $   361,165   $1,347,743   $  979,201
=================================================================================================================
                      Changes in Capital and Surplus
                      ------------------------------

Capital and surplus, as of December 31, previous year ...................   $ 7,296,957   $6,211,853   $5,049,651
   Adjustment to beginning surplus ......................................           935      (56,532)      55,538
-----------------------------------------------------------------------------------------------------------------
Capital and surplus, as of January 1, ...................................     7,297,892    6,155,321    5,105,189
-----------------------------------------------------------------------------------------------------------------
Changes in capital and surplus:
   Net income ...........................................................       361,165    1,347,743      979,201
   Change in net unrealized capital gains (net of capital gains taxes:
      2008 - ($94,517); 2007 - $131,952; 2006 - $121,173) ...............    (1,194,450)    (103,183)     119,660
   Change in net deferred income tax ....................................       (40,420)     (73,791)     (13,270)
   Change in non-admitted assets ........................................        47,173      184,885      (80,352)
   Change in provision for reinsurance ..................................        20,252       12,980       81,328
   Paid in capital and surplus ..........................................       856,617      161,945           --
   Dividends to stockholder ................,............................    (1,582,633)    (615,000)          --
   Other surplus adjustments ............................................        (6,013)      (1,572)       1,268
   Foreign exchange translation .........................................      (346,410)     227,629       18,829
-----------------------------------------------------------------------------------------------------------------
         Total changes in capital and surplus ...........................    (1,884,719)   1,141,636    1,106,664
-----------------------------------------------------------------------------------------------------------------
Capital and surplus, as of December 31, .................................   $ 5,413,173   $7,296,957   $6,211,853
=================================================================================================================

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                             STATEMENTS OF CASH FLOW

                                 STATUTORY BASIS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (000's OMITTED)

-------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                        2008           2007          2006
-------------------------------------------------------------------------------------------------------------
                        Cash From Operations
                        --------------------

Premiums collected, net of reinsurance ............................  $ 6,928,614   $ 7,948,658   $ 6,433,712
Net investment income .............................................      975,968     1,058,334       787,413
Miscellaneous (expense) income ....................................      349,699         7,137        75,317
-------------------------------------------------------------------------------------------------------------
   Sub-total ......................................................    8,254,281     9,014,129     7,296,442
-------------------------------------------------------------------------------------------------------------
Benefit and loss related payments .................................    5,083,511     3,805,525     3,520,205
Commission and other expense paid .................................    2,518,097     2,470,003     2,401,959
Dividends paid to policyholders ...................................          108           123         1,344
Federal and foreign income taxes paid (recovered) .................      190,586       330,784      (438,538)
-------------------------------------------------------------------------------------------------------------
   Net cash provided from operations ..............................      461,979     2,407,694     1,811,472
-------------------------------------------------------------------------------------------------------------
                       Cash From Investments
                      ----------------------

Proceeds from investments sold, matured, or repaid
   Bonds ..........................................................    7,091,835     4,926,616     5,231,792
   Stocks .........................................................    2,999,022     3,450,014     3,211,715
   Other ..........................................................      468,262       269,849     1,646,730
-------------------------------------------------------------------------------------------------------------
      Total proceeds from investments sold, matured, or repaid ....   10,559,119     8,646,479    10,090,237
-------------------------------------------------------------------------------------------------------------
Cost of investments acquired
   Bonds ..........................................................    5,302,577     5,748,239    10,488,316
   Stocks .........................................................    2,918,679     3,296,552     3,180,130
   Other ..........................................................      227,385       772,178       350,752
-------------------------------------------------------------------------------------------------------------
      Total cost of investments acquired ..........................    8,448,641     9,816,969    14,019,198
-------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities .........    2,110,478    (1,170,490)   (3,928,961)
-------------------------------------------------------------------------------------------------------------
   Cash From Financing and Miscellaneous Sources
Capital and surplus paid-in .......................................      691,898            --     1,326,780
Borrowed funds ....................................................     (304,398)      101,075            --
Dividends to stockholder ..........................................   (1,582,633)     (615,000)           --
Intercompany receivable and payable, net ..........................   (1,798,258)      (26,540)      342,735
Net deposit on deposit-type contracts and other insurance .........       36,501        71,282       262,411
Equities in underwriting pools and associations ...................      507,442      (360,841)     (184,691)
Collateral deposit liability ......................................      (36,789)     (258,127)      107,288
Other .............................................................      548,510        (4,145)      438,392
-------------------------------------------------------------------------------------------------------------
   Net cash (used in) provided from financing activities ..........   (1,937,727)   (1,092,296)    2,292,915
-------------------------------------------------------------------------------------------------------------
   Effect of exchange rate changes on cash ........................           --         3,329           338
   Net change in cash and short-term investments ..................      634,730       148,237       175,764
Cash and short-term investments:
   Beginning of year ..............................................      442,029       293,792       118,028
-------------------------------------------------------------------------------------------------------------
   End of year ....................................................  $ 1,076,759   $   442,029   $   293,792
=============================================================================================================

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING
--------------------------------------------------------------------------------
POLICIES
--------

A.   Organization
     ------------

     American Home Assurance Company (AHAC or the Company) is a direct wholly-owned subsidiary of AIG Commercial Insurance Group, Inc. (AIGCIG), a Delaware corporation, which is in turn owned by AIU Holdings, Inc., a Delaware corporation (formerly AIG Property Casualty Group, Inc.). The Company's ultimate parent is American International Group, Inc. (the Ultimate Parent or AIG). See Notes 13 and 14 for information about recent developments regarding AIG and AIU Holdings, Inc.

     The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers and through AIG's risk finance operation, the Company provides its customized structured products.

     The accompanying financial statements include the Company's U.S. operation and its Japan branch. The operations for the Company's Canadian branch are included for 2007 and 2006. See Note 5 for additional information on the Canadian Branch.

     The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

     The Company has significant transactions with AIG and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
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B.   Summary of Significant Statutory Basis Accounting Policies
     ----------------------------------------------------------
     Prescribed or Permitted Statutory Accounting Practices:

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (NY SAP).

     The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of New York. The Superintendent of the New York Insurance Department (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

     The New York State Insurance Department has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; and (2) New York State Insurance Department Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance that are not permitted under NAIC SAP.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
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     A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by NY SAP is shown below:

     -------------------------------------------------------------------------------------
     December 31,                                        2008         2007          2006
     --------------------------------------------------------------------------------------
     Net income, NY SAP ...........................  $  361,165   $1,347,743   $   979,201
     State prescribed practices - (deduction):
        Non-tabular discounting ...................     (71,999)     (21,301)      (21,866)
     -------------------------------------------------------------------------------------
     Net income, NAIC SAP .........................  $  289,166   $1,326,442   $   957,335
     =====================================================================================
     Statutory surplus, NY SAP ....................  $5,413,173   $7,296,957   $ 6,211,853
     State prescribed or permitted practices -
        (charge):
        Non-tabular discounting ...................    (327,771)    (255,772)     (234,471)
        Credits for reinsurance ...................    (365,018)    (468,227)     (539,907)
        SSAP 48/SSAP 97 ...........................          --      (30,616)     (535,157)
     -------------------------------------------------------------------------------------
     Statutory surplus, NAIC SAP ..................  $4,720,384   $6,572,958   $ 4,902,318
     =====================================================================================

     In 2008, the Commissioner granted a permitted practice to the member companies of American International Underwriters Overseas Association (AIUOA or the Association) allowing the valuation of AIG UK Holdings based on the audit of American International Group (AIG or the Ultimate parent). As of December 31, 2008, the value of AIG UK Holdings was $28,383. The Company's interest in AIG UK Holdings results from its 11% participation in the Association. All non-underwriting assets and liabilities of AIUOA have been reported by the Company under the caption Equities in Underwriting Pools and Associations.

     In 2007 the foreign property and casualty division of AIG announced the restructuring of its United Kingdom (UK) general insurance operations designed to simplify the organization, provide an enhanced regulatory and legal platform and improve transparency and efficiency. In December 2007, New Hampshire Insurance Company transferred substantially all of the business written by its United Kingdom branch (the UK Branch) to AIG UK Ltd., a UK affiliate formerly known as Landmark Insurance Company Limited. This transfer was accomplished pursuant to an application made to the High Court of Justice in England and Wales for an order under Part VII of the Financial Services and Markets Act 2000 of the UK. The results of the UK branch had been previously reported through the Company's participation in AIUOA (See Note 5). AIUOA reports on a fiscal year ending on November 30th. Although the Company's fiscal year ends on December 31st, the Company's annual financial statements have historically and consistently reported the results of its participation in AIUOA based on AIUOA's fiscal year close of November 30th. In order to achieve consistency in its financial reporting, the Company, with the permission of the New York and Pennsylvania Insurance Departments, recorded the effects of this transaction in its 2008 statutory financial statements.

     The use of all the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2008, 2007 and 2006 reporting periods.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
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     Statutory Accounting Practices and Generally Accepted Accounting
     ----------------------------------------------------------------
     Principles:
     -----------

     NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

     Under GAAP:
     -----------

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance, are restored to surplus;

     c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

     d.   Estimated undeclared dividends to policyholders are accrued;

     e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

     f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

     g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

     h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

     Under NAIC SAP:
     ---------------

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

     c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

     d.   Declared dividends to policyholders are accrued;

     e. The reserves for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

     f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

     g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

     h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

     The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

     Significant Statutory Accounting Practices:
     -------------------------------------------

     A summary of the Company's significant statutory accounting practices are as follows:

     Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates. The significant estimates were used for loss and loss adjustment expenses, certain reinsurance balances, admissibility of deferred taxes, allowance for doubtful accounts and the carrying value of certain investments.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     Invested Assets: The Company's invested assets are accounted for as follows:

     . Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates market value (as designated by the NAIC Securities Valuation Office).

     . Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or market value. If a bond is determined to have an other-than-temporary decline in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains/(Loss) as a realized loss.

          In periods subsequent to the recognition of an other-than-temporary impairment loss for fixed maturity securities, the Company accretes the discount or amortizes the premium over the remaining life of the security based on the amount and timing of future estimated cash flows.

          Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2008 and 2007, the market value of the Company's mortgage-backed securities approximated $188,891 and $505,415, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions were obtained from third party vendors.

     . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or market values.

          Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0% and whose securities are traded on a major exchange are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP (discounted market value approach), with the exception of Transatlantic Holdings, Inc. (TransRe), as more fully discussed below. The average discount rate for such investments was 11.5% and 21.0% as of December 31, 2008 and 2007, respectively. In 2008, the Company received approval from the Insurance Department of the State of New York to account for its investment in Trans Re based on the equity method in accordance

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

          with US GAAP financial statements and certain adjustments indicated by the NAIC Statements of Statutory Accounting Principles (SSAP) No. 97, entitled Investments in SCA Entities, (SSAP 97). Prior to 2008, TransRe was accounted for based on the discounted market value approach in accordance with paragraph 8(a) of SSAP 97. The impact to surplus due to this change in methodology was approximately $265,000. All other investments in affiliates are included in common stocks based on the net worth of the entity.

     . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value, the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains/(Loss) as a realized loss.

     . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

          Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the sales of options are determined on the basis of specific identification and are included in income.

          Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

          Any change in unrealized gains or losses on derivatives purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

     . Net Investment Gain (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

          Investment income due and accrued is assessed for collectability. The Company writes off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2008 and 2007, no investment

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

          income due and accrued was determined to be uncollectible or non-admitted.

     . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at market values, joint ventures, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

     Other Than Temporary Impairment:
     --------------------------------

     The Company regularly evaluates its investments for other-than-temporary impairments (OTTI) in value. The determination that a security has incurred an other-than-temporary impairment in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investment portfolio.

     The Company's policy for determining other-than-temporary-impairments has been established in accordance with prescribed SAP guidance, including SSAP Nos. 26, 30, 32, 43, and INT 06-07.

     For bonds, other than loan backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. For loan backed and structured securities, an OTTI shall be considered to have occurred if the undiscounted future cash flows are less than the book value of the security. In general, a security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

          . Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer); or

          . The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation, (ii) the issuer seeking protection from creditors under the bankruptcy law as or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

          . The Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

     Common and preferred stock investments whose market value is less than its book value for a period greater than twelve months is considered a candidate for other-than-temporary impairment. Once a candidate for impairment has been identified, the investment must be analyzed to determine if any impairment would be considered other than temporary. Factors include:

          .    The Company may not realize a full recovery on its investment ;

          .    Fundamental credit issues of the issuer;

          . Any other qualitative/quantitative factors that would indicate that an other than temporary impairment has occurred.

     Limited partnership investments whose market value is less than its book value for a period greater than twelve months is considered a candidate for other-than-temporary impairment. Once a candidate for impairment has been identified, the investment must be analyzed to determine if any impairment would be considered other than

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     temporary. Factors to consider include:

          . An order of liquidation or other fundamental credit issues with the partnership;

          . Evaluation of the cash flow activity between the Company and the partnership or fund during the year;

          . Evaluation of the current stage of the life cycle of the investment;

          . An intent to sell the investment prior to the recovery of cost of the investment;

          . Any other qualitative/quantitative factors that would indicate that an other than temporary impairment has occurred.

     If the analysis indicates that an other then temporary impairment has taken place, the investment is written down to fair value per as defined in the glossary to the NAIC Accounting Practices and Procedures Manual, which would become the new cost basis. The amount of the write down is to be accounted for as a realized loss. This realized loss impact to Surplus will be offset by a corresponding reduction to unrealized losses.

     Revenue Recognition: Direct written premiums are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

     Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 66, entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. The Company establishes nonadmitted assets for 100% of amounts recoverable where any agent's balance or uncollected premium has been classified as nonadmitted and thereafter for 10% of any amounts recoverable not offset by retrospective return premiums or collateral. In connection therewith, as of December 31, 2008 and 2007, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,556,749 and $1,237,062, respectively, net of non-admitted premium balances of $72,597 and $52,913, respectively.

     Net written premiums that were subject to retrospective rating features were as follows:

     ---------------------------------------------------------------------------------------------------
     For the years ended December 31,                                      2008       2007       2006
     ---------------------------------------------------------------------------------------------------
     Net written premiums subject to retrospectively rated premiums ..   $648,672   $ 811,018   $684,635
     Percentage of total net written premiums ........................        9.5%       10.6%       8.7%
     ---------------------------------------------------------------------------------------------------

     Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
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     written premium, and earns these premiums immediately. For premium estimates that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

     In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

     For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the discovery period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

     Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

     Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the statement of income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

     Deposit Accounting: Assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62 and SSAP No. 75, entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, credited or qualified by the Insurance Department of the State of New York; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts) meets all the requirements of the Insurance Department of the State of New York. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to other gain in the statement of income.

     High Deductible Policies: In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 65, entitled Property and Casualty Contracts, the Company establishes loss reserves for high deductible policies net of deductibles (or reserve credits). As of December 31, 2008 and 2007, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,613,086 and $3,620,497, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
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     The Company establishes a non-admitted asset for 10 percent of paid loss recoverables, on high deductible policies, in excess of collateral held on an individual insured basis, or for 100 percent of paid loss recoverables where no collateral is held. As of December 31, 2008 and 2007, the amount billed and recoverable on paid claims was $64,016 and $179,109, respectively, of which $40,854 and $19,716, respectively, were non-admitted. Additionally, the Company establishes an allowance for doubtful accounts for such paid loss recoverables in excess of collateral and after non-admitted assets, and does not recognize reserve credits where paid loss credits are deemed by the Company to be uncollectible.

     Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of AIUOA. See Note 5 for a description of the AIUOA pooling agreement and related financial statement presentation.

     Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs in Other Liabilities. The liability is earned over the terms of the underlying policies.

     Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

     The Company discounts its loss reserves on workers' compensation claims.

     The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves and LAE reserves (net of reinsurance) subject to the tabular discounting were $2,263,861 and $2,014,235, as of December 31, 2008 and 2007,
     respectively. As of December 31, 2008 and 2007, the Company's tabular discount amounted to $263,886 and $285,969, respectively, all of which were applied against the Company's case reserves.

     The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the New York State Insurance Department. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $2,263,861 and $2,014,235 as of December 31, 2008 and 2007, respectively. As of December 31, 2008 and 2007, the Company's non-tabular discount amounted to $327,771 and $255,772, respectively, all of which were applied against the Company's case reserves.

     Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
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     foreign currency into United States currency are recorded as adjustments to surplus. Realized gains and losses resulting from foreign currency transactions are included in income in Other Income.

     Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

     Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

     Capital and Surplus: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

     Non-Admitted Assets: Certain assets, principally electronic data processing
     (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all the State of New York requirements, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2008 and 2007, depreciation and amortization expense amounted to $25,260 and $24,539, and accumulated depreciation as of December 31, 2008 and 2007 amounted to $141,379 and $137,278, respectively.

     Reclassifications: Certain balances contained in the 2007 and 2006 financial statements have been reclassified to conform to the current year's presentation.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS
-----------------------------------------------------------------------

During 2008, 2007 and 2006, the Company dedicated significant effort to the resolution of weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders as reported in the Company's 2007, 2006 and 2005 annual statements. The corrections of these adjustments resulted in an after tax statutory credits (charges) of $935, $(56,532) and $55,538 as of January 1, 2008, 2007 and 2006 respectively.

In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, these adjustments have been reported as an adjustment to unassigned surplus as of January 1, 2008, 2007 and 2006.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
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The impact of these adjustments on policyholder surplus as of January 1, 2008, 2007 and 2006 is as follows:

---------------------------------------------------------------------------
                                                              Policyholders
                                                                 Surplus
---------------------------------------------------------------------------
Balance at December 31, 2007 ...............................   $7,296,957
Adjustments to beginning Capital and Surplus:
   Asset realization .......................................       (9,156)
   Liability correction ....................................       15,525
   Federal income taxes, net of capital adjustments of
      $58,700 ..............................................       (5,434)
---------------------------------------------------------------------------
      Total adjustments to beginning Capital and Surplus ...          935
---------------------------------------------------------------------------
Balance at January 1, 2008, as adjusted ....................   $7,297,892
===========================================================================

---------------------------------------------------------------------------
                                                              Policyholders
                                                                 Surplus
---------------------------------------------------------------------------
Balance at December 31, 2006 ...............................   $6,211,853
Adjustments to beginning Capital and Surplus:
   Federal income taxes ....................................      (79,156)
   Goodwill ................................................        2,146
   Asset admissibility .....................................        5,841
   Expense recognition .....................................       14,637
---------------------------------------------------------------------------
      Total adjustments to beginning Capital and Surplus ...      (56,532)
---------------------------------------------------------------------------
Balance at January 1, 2007, as adjusted ....................   $6,155,321
===========================================================================

---------------------------------------------------------------------------
                                                              Policyholders
                                                                 Surplus
---------------------------------------------------------------------------
Balance at December 31, 2005 ...............................    $5,049,651
Adjustments to beginning Capital and Surplus:
   Asset admissibility .....................................        (3,482)
   Foreign translation adjustment ..........................       102,290
   Federal income taxes ....................................       (43,270)
---------------------------------------------------------------------------
      Total adjustments to beginning Capital and Surplus ...        55,538
---------------------------------------------------------------------------
Balance at January 1, 2006, as adjusted ....................    $5,105,189
===========================================================================

An explanation for each of the adjustments for prior period corrections is described below:

Asset realization: The Company identified that a commuted retroactive ceded reinsurance reserve asset should have been written-off in a prior year.

Liability correction: The Company determined that certain inter company balances relating to American Home's Japan Branch were unsupported.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

Asset admissibility: The Company determined that certain receivables for high deductible policies and other assets should have been non-admitted.

Federal income taxes (current and deferred): The change in federal income tax expense is primarily related to (i) the appropriate characterization as a settlement of an intercompany balance impacting unassigned surplus rather than a capital contribution with no impact to total capital and surplus; (ii) an increase in provisions for potential tax exposures; and (iii) corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company resulting in no impact in the table above (see Note 9).

Foreign translation adjustment: The Company determined that certain adjustments were required relating to the translation of balances for the Company's Canadian branch.

Goodwill: Correction of the amortization of goodwill.

Expense recognition: The Company determined that certain revisions to commissions expense related to certain accident and health contracts were needed.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS
--------------------

Statutory Fair Value of Financial Instruments:
----------------------------------------------

The following table presents the carrying amount and statutory fair values of the Company's financial instruments as of December 31, 2008 and 2007.

                                                      2008                      2007*
----------------------------------------------------------------------------------------------
                                              Carrying    Statutory     Carrying    Statutory
                                               Amount     Fair Value     Amount     Fair Value
----------------------------------------------------------------------------------------------
Assets:
   Bonds ................................  $13,790,336  $13,162,193  $15,843,721  $16,075,222
      Common stocks .....................    2,064,755    2,064,755    3,139,327    3,529,455
      Preferred stocks ..................      255,675      250,025      613,732      610,622
      Other invested assets .............    1,555,659    1,555,659    1,943,313    1,943,313
      Securities lending collateral .....           --           --      279,774      279,774
      Cash and short-term investments ...    1,076,759    1,076,759      442,029      442,029
      Receivable for securities .........        1,711        1,711           --           --
      Equities in underwriting pools and
         associations ...................      717,391      717,391    1,211,817    1,211,817
Liabilities:
      Securities lending payable ........  $        --  $        --  $   304,398  $   304,398
      Collateral deposit liability ......      318,127      318,127      354,916      354,916
      Payable for securities ............           --           --        3,331        3,331
----------------------------------------------------------------------------------------------

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows:

     . The statutory fair values of bonds, unaffiliated common stocks and preferred stocks are based on NAIC market value for 2007. During 2008, the NAIC adopted new reporting requirements for fair value such that insurers are no longer required to use the value derived from the Securities Valuation Office (SVO). Instead, the Company is required to obtain fair values that reliably reflect the price at which a security would sell in an arms length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchange, broker or custodian or SVO.

     . The statutory fair values of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly traded affiliates (other than Trans *Re for 2008, as discussed in Note 1) which are based on quoted market values.

     . Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

--------------------
* For 2007, the NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     . The carrying value of all other financial instruments approximates fair value.

The amortized cost and market values of the Company's bond investments as of December 31, 2008 and 2007 are outlined in the table below:*

----------------------------------------------------------------------------------------------------------------------------
                                                                                         Gross        Gross
                                                                          Amortized    Unrealized   Unrealized      Market
                                                                            Cost         Gains        Losses        Value
----------------------------------------------------------------------------------------------------------------------------
As of December 31, 2008
   U.S. governments ..................................................   $   342,814    $ 17,532     $    857    $   359,489
   All other governments .............................................       237,743       5,372           71        243,044
   States, territories and possessions ...............................     2,477,551      62,833       65,735      2,474,649
   Political subdivisions of states, territories and possessions .....     2,937,737      51,776       68,565      2,920,948
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and their
      political subdivisions .........................................     6,841,572      81,971      442,673      6,480,870
   Public utilities ..................................................        37,551         490           --         38,041
   Industrial and miscellaneous ......................................       915,368       4,936      275,152        645,152
----------------------------------------------------------------------------------------------------------------------------
         Total bonds, as of December 31, 2008 ........................   $13,790,336    $224,910     $853,053    $13,162,193
============================================================================================================================
As of December 31, 2007*
   U.S. governments ..................................................   $   331,397    $  9,847     $    114    $   341,130
   All other governments .............................................       843,820      13,464          248        857,036
   States, territories and possessions ...............................     2,729,603      53,167        2,240      2,780,530
   Political subdivisions of states, territories and possessions .....     3,320,639      66,000        1,435      3,385,204
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and their
      political subdivisions .........................................     6,935,227     118,715       23,268      7,030,674
   Public utilities ..................................................        79,320         948           66         80,202
   Industrial and miscellaneous ......................................     1,603,715       7,578       10,847      1,600,446
----------------------------------------------------------------------------------------------------------------------------
         Total bonds, as of December 31, 2007 ........................   $15,843,721    $269,719     $ 38,218    $16,075,222
============================================================================================================================

--------------------
* For 2007, the NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The amortized cost and market values of bonds at December 31, 2008, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

-----------------------------------------------------------------------------
                                                    Amortized
                                                       Cost      Market Value
-----------------------------------------------------------------------------
   Due in one year or less .....................   $    63,952   $    64,171
   Due after one year through five years .......       914,058       928,312
   Due after five years through ten years ......     2,831,197     2,902,404
   Due after ten years .........................     9,527,950     9,078,415
   Mortgaged-backed securities .................       453,179       188,891
-----------------------------------------------------------------------------
   Total bonds .................................   $13,790,336   $13,162,193
=============================================================================

Proceeds from sales and gross realized gains and gross realized losses were as follows:

For the years ended December 31,                      2008                     2007                      2006
-----------------------------------------------------------------------------------------------------------------------
                                                           Equity                    Equity                    Equity
                                              Bonds      Securities      Bonds     Securities       Bonds    Securities
-----------------------------------------------------------------------------------------------------------------------
     Proceeds from sales ................   $6,117,426   $2,755,122   $4,142,868   $2,980,634   $4,370,165   $3,151,915
     Gross realized gains ...............       80,829      255,843       83,609      191,600        6,407      222,465
     Gross realized losses ..............      125,139      487,333       17,451      151,981       21,502      105,248
-----------------------------------------------------------------------------------------------------------------------

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The cost or amortized cost and market value of the Company's common and preferred stocks as of December 31, 2008 and 2007 are set forth in the table below:

                                                       December 31, 2008
------------------------------------------------------------------------------------------------------
                           Cost or      Gross        Gross
                          Amortized   Unrealized   Unrealized     Market     Non-Admitted    Carrying
                            Cost        Gains        Losses        Value         Asset         Value
------------------------------------------------------------------------------------------------------
Common stocks:
--------------
   Affiliated ........   $  494,547   $  981,812    $130,781    $1,345,578        $--       $1,345,578
   Non-affiliated ....      784,440       86,171     151,434       719,177         --          719,177
------------------------------------------------------------------------------------------------------
      Total ..........   $1,278,987   $1,067,983    $282,215    $2,064,755        $--       $2,064,755
======================================================================================================
Preferred stocks:
-----------------
   Affiliated ........   $       --   $       --    $     --    $       --        $--       $       --
   Non-affiliated ....      277,589        4,940      32,504       250,025         --          255,675
------------------------------------------------------------------------------------------------------
      Total ..........   $  277,589   $    4,940    $ 32,504    $  250,025        $--       $  255,675
======================================================================================================

                                                       December 31, 2007*
------------------------------------------------------------------------------------------------------
                           Cost or      Gross        Gross
                          Amortized   Unrealized   Unrealized     Market     Non-Admitted    Carrying
                            Cost        Gains        Losses        Value         Asset         Value
------------------------------------------------------------------------------------------------------
Common stocks:
--------------
   Affiliated ........   $  498,958   $1,447,794    $138,650    $1,808,102        $2,310    $1,805,792
   Non-affiliated ....    1,057,784      331,241      55,490     1,333,535            --     1,333,535
------------------------------------------------------------------------------------------------------
      Total ..........   $1,556,742   $1,779,035    $194,140    $3,141,637        $2,310    $3,139,327
======================================================================================================
Preferred stocks:
-----------------
   Affiliated ........   $       --   $       --    $     --    $       --        $   --    $       --
   Non-affiliated ....      613,732           --       3,110       610,622            --       613,732
------------------------------------------------------------------------------------------------------
      Total ..........   $  613,732   $       --    $  3,110    $  610,622        $   --    $  613,732
======================================================================================================

As of December 31, 2008 and 2007, the Company held derivative investments of $0 and ($289), respectively.

--------------------
* For 2007, the NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The fair market value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2008 and 2007 is set forth in the table below:

                                                 12 Months or Less       Greater than 12 Months            Total
-------------------------------------------------------------------------------------------------------------------------
                                                  Fair     Unrealized       Fair     Unrealized      Fair      Unrealized
Description of Securities                        Value       Losses        Value       Losses        Value       Losses
-------------------------------------------------------------------------------------------------------------------------
As of December 31, 2008:
------------------------
   U. S. governments ......................   $   70,176    $    857    $       --    $     --    $   70,176   $      857
   All other governments ..................        3,084          71            --          --         3,084           71
   States, territories and possessions ....      889,564      53,490       107,537      12,245       997,101       65,735
   Political subdivisions of states,
      territories and possessions .........    1,701,805      61,935       109,475       6,630     1,811,280       68,565
   Special revenue ........................    3,548,004     235,961       883,394     206,712     4,431,398      442,673
   Public utilities .......................           --          --            --          --            --           --
   Industrial and miscellaneous ...........      320,499     218,513       102,964      56,639       423,463      275,152
-------------------------------------------------------------------------------------------------------------------------
   Total bonds ............................    6,533,132     570,827     1,203,370     282,226     7,736,502      853,053
-------------------------------------------------------------------------------------------------------------------------
   Affiliated .............................           --         408       129,959     130,373       129,959      130,781
   Non-affiliated .........................      382,359     142,256         8,227       9,178       390,586      151,434
-------------------------------------------------------------------------------------------------------------------------
   Common stock ...........................      382,359     142,664       138,186     139,551       520,545      282,215
-------------------------------------------------------------------------------------------------------------------------
   Preferred stock ........................      156,447      23,647        13,360       8,857       169,807       32,504
-------------------------------------------------------------------------------------------------------------------------
   Total stocks ...........................      538,806     166,311       151,546     148,408       690,352      314,719
-------------------------------------------------------------------------------------------------------------------------
   Total bonds and stocks .................   $7,071,938    $737,138    $1,354,916    $430,634    $8,426,854   $1,167,772
=========================================================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

                                                          12 Months or Less    Greater than 12 Months           Total
-----------------------------------------------------------------------------------------------------------------------------
                                                          Fair     Unrealized    Fair      Unrealized     Fair     Unrealized
Description of Securities                                 Value      Losses      Value       Losses       Value      Losses
-----------------------------------------------------------------------------------------------------------------------------
As of December 31, 2007:
------------------------
   U. S. governments ................................  $   12,878    $    98    $    406    $     16      $13,284   $    114
   All other governments ............................      13,210        151      24,004          97       37,214        248
   States, territories and possessions ..............     191,194      1,574      57,650         666      248,844      2,240
   Political subdivisions of states, territories and
      possessions ...................................     241,561      1,435          69          --      241,630      1,435
   Special revenue ..................................   1,313,469     23,258       4,269          10    1,317,738     23,268
   Public utilities .................................       1,786          1      11,762          65       13,548         66
   Industrial and miscellaneous .....................     719,728     10,065      99,735         782      819,463     10,847
-----------------------------------------------------------------------------------------------------------------------------
   Total bonds ......................................   2,493,826     36,582     197,895       1,636    2,691,721     38,218
-----------------------------------------------------------------------------------------------------------------------------
   Affiliated .......................................       9,991      2,813     110,276     135,837      120,267    138,650
   Non-affiliated ...................................     426,898     55,490          --          --      426,898     55,490
-----------------------------------------------------------------------------------------------------------------------------
   Common stock .....................................     436,889     58,303     110,276     135,837      547,165    194,140
-----------------------------------------------------------------------------------------------------------------------------
   Preferred Stock ..................................      15,904      3,110          --          --       15,904      3,110
-----------------------------------------------------------------------------------------------------------------------------
   Total stocks .....................................     452,793     61,413     110,276     135,837      563,069    197,250
-----------------------------------------------------------------------------------------------------------------------------
   Total bonds and stocks ...........................  $2,946,619    $97,995    $308,171    $137,473   $3,254,790   $235,468
=============================================================================================================================

As of December 31, 2008 and 2007, the Company does not intend to sell these investments.

The Company reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $12,134, $14,097 and $776 in 2008, 2007 and 2006, respectively and reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $454,457, $16,271 and $17,934 during 2008, 2007 and 2006, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

During 2008, 2007 and 2006, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

    ------------------------------------------------------------------------
    For the years ended December 31,                    2008    2007   2006
    ------------------------------------------------------------------------
    Valueact Capital Partners ........................ $2,270 $    -- $   --
    Spencer Capital Opportunity Fund LLP .............  1,213      --     --
    JC Flowers .......................................     --   6,017     --
    Electra European Fund ll .........................     --   2,619     --
    ATV VI ...........................................     --   1,604     --
    TH Lee Putnam ....................................     --   1,000     --
    Morgan Stanley III ...............................     --   1,032     --
    Gresham Global Investment Fund ll K4 .............     --      --  2,559
    Items less than $1.0 million .....................  2,380   1,820  1,051
    ------------------------------------------------------------------------
       Total ......................................... $5,863 $14,092 $3,610
    ========================================================================

The Company was party to a Securities Agency Lending Agreement (Agreement) with AIG Global Securities Lending Corporation (AIGGSLC), a Delaware registered company which terminated on March 26, 2009. As of July 31, 2008, the Company instructed AIGGSLC not to enter into any new transactions on its behalf. As a result, the Company had no loaned securities as of December 31, 2008. As of December 31, 2007, securities with a market value of $298,033 were on loan.

Securities borrowers provided cash collateral in an amount in excess of the fair value of the securities loaned. AIGGSLC monitored the daily fair value of loaned securities relative to the collateral fair value. Additional collateral was obtained as necessary to ensure that collateral was maintained at a minimum of 102% for domestic transactions and 105% for cross-border transactions of the value of the securities loaned. The collateral was not available for the general use of the Company (restricted) and the securities lending transactions were accounted for as secured borrowings as required by SSAP No. 91.

Pursuant to the Agreement, AIGGSLC maintained responsibility for the reinvestment and control of such collateral. Declines in the fair value of the reinvested collateral at December 31, 2007, to the extent that such declines resulted in collateral less than 102% of the fair value of the securities loaned for domestic transactions and 105% of the fair value of the securities loaned for cross-border transactions, have been reported as a non-admitted asset in the financial statements presented herein.

In response to the potential lack of liquidity for certain reinvested collateral, the Company's ultimate parent, AIG, agreed to make the Company whole for any pretax realized losses due to sales of reinvested collateral during the period August 1, 2007 through August 1, 2008. During 2008 and 2007, the Company received funds of $898 and $1,945, respectively, from AIG. These funds have been reported as capital contributions in the financial statements presented herein.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

Securities carried at an amortized cost of $1,066,438 and $2,973,267 were deposited with regulatory authorities as required by law as of December 31, 2008 and 2007, respectively.

During 2008, 2007 and 2006, included in Net Investment Income Earned were investment expenses of $8,439, $9,607 and $7,329, respectively and interest expense of $27,739, $99,036 and $98,741, respectively.

The Company reported hybrid securities totaling $117,650 and $127,153 as of December 31, 2008 and 2007, respectively.

Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), which specifies measurement and disclosure standards related to asset and liabilities measured at fair value. The Company measures at fair value on a recurring basis certain bonds (specifically, bonds with NAIC ratings of 3 or lower where market is less than amortized cost), common and preferred stocks.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

Fair Value Hierarchy

SFAS 157 defines three "levels" based on observability of inputs available in the marketplace used to measure the fair values. Such levels are:

     . Level 1: Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities.

     . Level 2: Fair value measurements, based on inputs other than quoted prices included in Level 1 that are observable for the asset liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable at commonly quoted intervals.

     . Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability.

Bonds, Common Stocks, Preferred Stocks

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company uses market values for common stocks, preferred stocks and bonds with NAIC ratings of 3 or below where market value is less than amortized cost. When market values are not available,

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

market values are obtained from third party pricing sources.

The following table presents information about financial instruments carried at fair value on a recurring basis and indicates the level of the fair value measurement on the levels of the inputs used:

--------------------------------------------------------------------------------
                                          Level 1   Level 2  Level 3     Total
--------------------------------------------------------------------------------
Bonds .................................  $     --  $ 11,310  $44,055  $   55,365
Common stocks .........................   857,376       371    8,660     866,407
Preferred stocks ......................       739   233,074       --     233,813
--------------------------------------------------------------------------------
Total .................................  $858,115  $244,755  $52,715  $1,155,585
================================================================================

The following table presents changes during 2008 in Level 3 financial instruments measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in income during 2008 related to the Level 3 financial instruments that remained in the balance sheet at December 31, 2008.

The Company initially estimates the fair value of investments in joint ventures and limited partnerships (predominately private limited partnerships and certain hedge funds) by reference to transaction price. Subsequently, the Company obtains the fair value of these investments generally from net asset value information provided by the general partner or manager of the investments, the financial statements of which are audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

---------------------------------------------------------------------------------------------------------------------------
                                       Net Realized and
                                  Unrealized Gains (Losses)     Unrealized
                      Balance     Included in Net Investment  Gains (Losses)  Purchases, Sales,                 Balance at
                    Beginning of      Income and Realized       Included in       Issuances,     Transfers In  December 31,
                        Year        Capital Gains (Losses)        Surplus     Settlements, Net      (Out)          2008
---------------------------------------------------------------------------------------------------------------------------
Bonds                  $47,498              $(155)               $(13,034)         $(2,843)         $12,589       $44,055
Common stocks           13,295                 60                  (5,957)           1,262               --         8,660
---------------------------------------------------------------------------------------------------------------------------
Total                  $60,793              $ (95)               $(18,991)         $(1,581)         $12,589       $52,715
===========================================================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The Company also measures the fair value of certain assets such as joint ventures and limited partnerships included in other invested assets on a non-recurring basis when events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Assets measured at fair value on a non-recurring basis on which impairment charges were recorded were as follows:

--------------------------------------------------------------------------------
                                               Level 1  Level 2  Level 3   Total
--------------------------------------------------------------------------------
Other invested assets                            $--     $3,483   $2,380  $5,863
--------------------------------------------------------------------------------
Total                                            $--     $3,483   $2,380  $5,863
================================================================================

NOTE 4 - RESERVES FOR LOSSES AND LAE
------------------------------------

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2008, 2007 and 2006 is set forth in the table below:

-----------------------------------------------------------------------------------------
                                                       2008         2007         2006
-----------------------------------------------------------------------------------------
Reserves for losses and LAE, beginning of year ... $13,732,102  $12,754,581  $11,620,078
Incurred losses and LAE related to:
   Current accident year .........................   5,573,146    5,366,376    5,343,020
   Prior accident years ..........................     (30,723)     (80,939)      66,978
-----------------------------------------------------------------------------------------
       Total incurred losses and LAE .............   5,542,423    5,285,437    5,409,998
-----------------------------------------------------------------------------------------
Paid losses and LAE related to:
   Current accident year .........................  (1,689,045)  (1,436,644)  (1,265,788)
   Prior accident years ..........................  (4,316,880)  (2,871,272)  (3,009,707)
-----------------------------------------------------------------------------------------
       Total paid losses and LAE .................  (6,005,925)  (4,307,916)  (4,275,495)
-----------------------------------------------------------------------------------------
Reserves for losses and LAE, as of December 31, .. $13,268,600  $13,732,102  $12,754,581
=========================================================================================

For all three years the Company experienced minor loss and LAE reserve development for prior years, including accretion of loss reserve discount. For 2008 and 2007, the Company experienced minor beneficial loss and LAE reserve development for prior years, including accretion of loss reserve discount, while for 2006, it experienced minor adverse development on the same basis. For 2008, favorable on D&O and other classes of business offset adverse development on the Company's excess casualty business. The adverse development on excess casualty was primarily related to accident years 2003 and prior. In 2007, there was adverse development related to accident years 2003 and prior, offset by favorable development from accident years 2004 through 2006. The favorable developments for accident years 2004 through 2006 were spread across many classes of business. The adverse development from accident years 2003 and prior related primarily to the Company's excess casualty and primary workers compensation classes of business. For 2006, the adverse loss and LAE reserve development primarily related to claims and accident years 2002 and prior, largely relating to asbestos and to accretion of workers compensation discount.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

In calendar year 2008, there were two transactions that resulted in a significant increase in paid loss with a corresponding decrease in loss reserves. These transactions were the result of the Canadian Branch novation (see Note 5E) and the Foreign Operations restructuring (see Note 5F). The total calendar year paid as a result of these events were approximately $331,200 and $306,000 for the Canada novation and Foreign Operations restructuring, respectively. These payments are spread over many accident years and resulted in modest beneficial development of about $21,600. In addition, accident year 2008 had $108,000 of paid loss in calendar year 2008 from one credit excess of loss assumed treaty. There will be no additional impact from this treaty as the full limits of the treaty have been paid.

As of December 31, 2008, 2007 and 2006, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $178,706, $199,953 and $198,524, respectively.

As of December 31, 2008, 2007 and 2006, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $5,340,598, $5,987,568 and $6,322,799, respectively (exclusive of inter-company pooling).

NOTE 5 - RELATED PARTY TRANSACTIONS
-----------------------------------

A.   National Union Inter-company Pooling Agreement
     ----------------------------------------------

     The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

     In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     A list of all pooling participants and their respective participation percentages is set forth in the table below:

---------------------------------------------------------------------------------------
                                                                NAIC Co.  Participation
Member Company                                                    Code       Percent
---------------------------------------------------------------------------------------
National Union Fire Insurance Company of Pittsburgh, PA ......    19445       38.0%
American Home Assurance Company ..............................    19380       36.0%
Commerce and Industry Insurance Company (C&I) ................    19410       11.0%
New Hampshire Insurance Company (NHIC) .......................    23841        5.0%
The Insurance Company of the State of Pennsylvania (ISOP) ....    19429        5.0%
AIG Casualty Company  (AIG Casualty) .........................    19402        5.0%
American International South Insurance Company ...............    40258        0.0%
Granite State Insurance Company ..............................    23809        0.0%
Illinois National Insurance Company ..........................    23817        0.0%
=======================================================================================

     American International Pacific Insurance Company (AIP) terminated its zero percentage participation in the National Union Inter-Company Pooling Agreement (the Commercial Pool) effective July 1, 2007. Commercial risks ceded to the Commercial Pool by AIP prior to its exit will remain in that pool until their natural expiry. AIP's cessions of personal lines risks to the Commercial Pool were commuted and 100% ceded to AIG's Personal Lines Pool, which AIP joined effective July 1, 2007, also with a zero percentage participation.

     Effective January 1, 2008 AIU Insurance Company's (AIUI) percentage in the Commercial Pool was reduced from 1% to 0% and C&I's fixed participation was revised retroactively to 11% from 10%. Cessions from AIUI to the Commercial Pool will be run off. AIUI was relieved of any and all corresponding liabilities related to its 1% participation.

B.   American International Underwriters Overseas Association Pooling
     ----------------------------------------------------------------
     Arrangement
     -----------

     AIG formed AIUOA, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

---------------------------------------------------------------------------------------
                                                                NAIC Co.  Participation
Member Company                                                    Code       Percent
---------------------------------------------------------------------------------------
American International Underwriters Overseas, Limited                --       67.0%
New Hampshire Insurance Company                                   23841       12.0%
National Union Fire Insurance Company of Pittsburgh, PA           19445       11.0%
American Home Assurance Company                                   19380       10.0%
=======================================================================================

     In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

     At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves, unearned premium reserves, funds withheld, reinsurance recoverable, ceded balances payable and retroactive reinsurance as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves, unearned premium reserves, funds withheld, reinsurance recoverable, ceded balances payable and retroactive reinsurance are recorded on a gross basis. As of December 31, 2008 and 2007, the Company's interest in the AIUOA amounted to $717,391 and $1,211,817, respectively, gross of the following amounts, after consideration of the National Union inter-company pooling agreement.

     ----------------------------------------------------------------------------
     As of December 31,                                         2008      2007
     ----------------------------------------------------------------------------
     Loss and LAE reserves .................................. $548,564  $876,280
     Unearned premium reserves ..............................  240,933   355,239
     Funds held .............................................   15,031    23,885
     Ceded balances payable .................................   75,043   103,406
     Reinsurance recoverable ................................   26,961    39,825
     Retroactive reinsurance ................................      132      (967)
     ----------------------------------------------------------------------------

     Additionally, the Company holds 3.2% of the issued share capital of AIG Europe S.A. As of December 31, 2008 and 2007, the Company's interest in AIG Europe S.A. amounted to $22,706 and $29,541, respectively.

C.   Guarantee Arrangements
     ----------------------

     The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee. The Company would be required to perform under the guarantee agreements in events or circumstances (including bankruptcy, reorganization and similar proceedings) whereby the guaranteed companies fail to make payments under the policies of insurance (including guaranteed investment contracts and funding agreements) they have issued. The guarantees will remain in effect until terminated by the Company. The Company has the unilateral right to terminate the guarantees effective thirty (30) days after publication of a notice to terminate in the Wall Street Journal.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     The guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of the guarantees is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

     The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

     The guarantees that were in effect as of December 31, 2008 are included in the table below:

------------------------------------------------------------------------------------------------------------------
                                                   Date    Policyholder's    Invested    Estimated  Policyholder's
Guaranteed Company                                Issued     Obligations      Assets        Loss        Surplus
------------------------------------------------------------------------------------------------------------------
AIG Advantage Insurance Company .....            12/15/97   $     71,132   $     55,314     $ --      $    20,234
AIG Edison Life Insurance Company ...            09/15/98     10,278,874     21,445,440       --          867,930
AIG Europe S.A. .....................  **        03/02/98      3,698,191      1,392,128       --        1,155,646
AIG Europe (Netherlands) N.V. .......  **        11/01/02        928,580        208,689       --          151,077
AIG Hawaii Insurance Company, Inc. ..            11/05/97        115,009        126,973       --           64,104
AIG Mexico Seguros Interamericana,
   S.A. de C.V. .....................  **        12/15/97        240,778         79,903       --           54,206
AIG SunAmerica Life Assurance
   Company ..........................  *   +     01/04/99      4,007,084      5,123,191       --        1,271,231
AIG UK Limited (formerly Landmark
   Insurance Company, Ltd (UK)) .....  *   ++    03/02/98      4,103,222      3,644,199       --        1,884,267
American General Life Insurance
   Company ..........................      +     03/03/03     28,280,889     30,981,124       --        2,687,622
American General Life and Accident
   Insurance Company ................            03/03/03      8,384,964      8,746,322       --          563,502
American International Insurance
   Company ..........................            11/05/97        388,207        638,065       --          373,703
American International Insurance
   Company of California, Inc. ......            12/15/97        262,991         62,765       --           20,943
American International Insurance
   Company of New Jersey ............            12/15/97         78,923         53,879       --           29,978
First SunAmerica Life Insurance
   Company ..........................  *   ++++  01/04/99      6,340,269      6,760,887       --          544,171
Lloyd's Syndicate  1414 .............  **  +++   12/15/04        933,249        932,605       --          155,935
SunAmerica Life Insurance Company ...  *   +     01/04/99     17,705,063     23,953,249       --        4,653,124
The United States Life Insurance
   Company of the City of NY ........            03/03/03      4,350,106      4,768,153       --          351,266
The Variable Annuity Life
   Insurance Company ................      +     03/03/03     30,541,269     33,521,468       --        2,415,366
------------------------------------------------------------------------------------------------------------------
Total ...............................                       $120,708,800   $142,494,354     $ --      $17,264,305
==================================================================================================================

--------------------
*    The guaranteed company is also backed by a support agreement issued by AIG.
**   Policyholders' surplus is based on local GAAP financial statements.
+ This guarantee was terminated as to policies written after December 29, 2006.
++ This guarantee was terminated as to policies written after November 30, 2007.
+++ Guarantees issued on December 15, 2004 and January 20, 2005 were terminated on October 31, 2007. Guarantee issued on November 1, 2002 is still in effect.
++++ This guarantee was terminated on January 31 2008.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The Company does not believe that the events of AIG discussed in Notes 13 and 14 will increase the likelihood that the guarantees will be materially impacted.

D.   Investments in Affiliates

     As of December 31, 2008 and 2007, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows. The 2008 and 2007 balances are net of $0 and $2,310 respectively of non-admitted balances.

------------------------------------------------------------------------------------------------------------
                                                                         Carrying Value at
                                                 Ownership  Actual Cost     December 31,    Change in Equity
Affiliated Common Stock Investments               Percent       2008            2008              2008
------------------------------------------------------------------------------------------------------------
21st Century Insurance Group ..................     16.4%     $238,948       $  117,912        $   9,946
AIG Hawaii Insurance Company, Inc. ............    100.0%       10,000           64,060             (687)
AIG Mexico Industrial, L.L.C. .................     49.0%        8,725            8,783             (176)
AIG Non Life Holding Company (Japan), Inc. ....    100.0%      124,477          127,779         (117,378)
American International Insurance Company ......      0.0%           --               --          (91,791)
American International Realty Corporation .....     31.5%       37,771           50,537              114
Eastgreen, Inc. ...............................     13.8%       12,804            9,964              (27)
Fuji Fire and Marine Insurance Company ........      2.8%       22,309           19,451           19,451
Pine Street Real Estate Holdings Corporation ..     31.5%        5,445            2,083            2,083
Transatlantic Holdings, Inc. ..................     33.2%       34,068          945,009         (281,749)
------------------------------------------------------------------------------------------------------------
Total common stocks - affiliates ..............               $494,547       $1,345,578        $(460,214)
============================================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                            Carrying Value at
                                                    Ownership  Actual Cost     December 31,    Change in Equity
Affiliated Common Stock Investments                  Percent       2007            2007              2007
---------------------------------------------------------------------------------------------------------------
21st Century Insurance Group .....................     16.3%     $240,668       $  107,966       $ (84,630)
AIG Hawaii Insurance Company, Inc. ...............    100.0%       10,000           64,747          (4,865)
AIG Mexico Industrial, L.L.C. ....................     49.0%        8,725            8,959           6,517
AIG Non Life Holding Company (Japan), Inc. .......    100.0%      124,477          245,157        (155,861)
American International Insurance Company .........     25.0%       25,000           91,791           2,334
American International Realty Corporation ........     31.5%       37,771           50,423           6,379
Eastgreen, Inc. ..................................     13.4%       12,804            9,991          (4,231)
American International Life Assurance Company ....      0.0%           --               --        (157,619)
Pine Street Real Estate Holdings Corporation .....     31.5%        5,445               --          (2,816)(a)
AIG Claim Service, Inc. ..........................      0.0%           --               --         (46,675)
Transatlantic Holdings, Inc. .....................     33.3%       34,068        1,226,758         178,435
---------------------------------------------------------------------------------------------------------------
Total common stocks - affiliates .................               $498,958       $1,805,792       $(263,032)
===============================================================================================================

--------------------
(a)  Balance not admitted

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted market values, less a discount as prescribed by NAIC SAP (see
     Note 2).

     The remaining equity interest in these investments, except for Transatlantic Holdings, Inc. and Fuji Fire and Marine Insurance Company, are owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

     On June 30, 2008, the Company paid a dividend to its parent, AIGCIG, equal to its 25% interest in American International Insurance Company (AIIC) in the amount of $90,813. This transaction resulted in a realized gain of $65,813. This transaction was designed to simplify the organization and provide an enhanced regulatory and legal platform. See Note 14, Subsequent Events for further information regarding AIIC.

     On May 15, 2007, the Company's Ultimate Parent entered into a definitive merger agreement with 21st Century Insurance Group (21st Century) to acquire the outstanding 39.3% publicly held shares of 21st Century for $22.00 per share in cash. On that date, the Ultimate Parent and its subsidiaries owned approximately 60.7% of the outstanding shares of 21st Century, including approximately 16.3% of the outstanding shares that are owned by the Company. On September 27, 2007, the Company's Ultimate Parent completed the merger, the Ultimate Parent and its subsidiaries owned 100% of 21st Century and 21st Century requested that the New York Stock Exchange delist its shares. On December 31, 2007, the Ultimate Parent contributed its 39.3% interest in 21st Century Insurance Group to certain of its other subsidiaries. The Company's ownership percentage did not change. Under applicable statutory accounting principles, the Company's carrying value of its investment in 21st Century was revalued from quoted market value less a discount to a statutory net worth basis, resulting in a decrease of approximately $115,610 to the Company's June 30, 2007 policyholder's surplus.

     The Company has ownership interests in certain affiliated real estate holding companies. From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2008 and 2007, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $959,265 and $1,368,930, respectively.

E.   American Home Canadian Branch Novation

     Effective November 1, 2008, the American Home Canadian Branch entered into an assumption reinsurance and asset purchase agreement with AIG Commercial Insurance Company of Canada (AIGCIC) under which the existing and inforce policies of insurance issued by the Branch were novated to AIGCIC. Subsequent to the transfer, the Branch ceased operations and is in the process of being dissolved. The transaction has been accounted for at fair value in accordance with NAIC Statement of Statutory Accounting Principles
     (SSAP) No. 25, entitled Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties (SSAP 25) as it qualifies as an "economic transaction". The fair value of the liabilities assumed by AIGCIC are approximately $2,146,053. In connection with AIGCIC's assumption of such liabilities, the Branch transferred assets at fair value that, in total, equal the obligations assumed by AIGCIC less a balance representing intangible assets of approximately $75,693 which are being deferred and will be amortized over a 10 year period and netted within the Company's other assets. The release of the liabilities and the transfer of the investments to AIGCIC by

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     the Branch have been accounted for in the Company's Statement of Cash Flows as benefit and loss related payments of $331,200 and proceeds from investments sold, matured or repaid, respectively, resulting in these cash flow line items increasing by $1,225,013. The following table summarizes the pre-tax gain recognized by the Company as a result of this transaction:

     ------------------------------------------------------------------------------
     Description                                                            Amount
     ------------------------------------------------------------------------------
     Loss from investments included in realized capital gains/losses ..   $(210,868)
     Underwriting gain ................................................      13,762
     Other income (ceding commission) .................................      14,276
     Gain relating to foreign exchange included in other income .......     371,741
     ------------------------------------------------------------------------------
     Net pre-tax gain .................................................   $ 188,911
     ==============================================================================

     In relation to and prior to this transaction, AIG Commercial Insurance Group, Inc. (AIGCIG) contributed capital to AIGCIC in the amount of approximately $964,000. AIGCIG obtained such funding via dividends paid by the following entities:

     ---------------------------------------------------------------------------
     Company                                                           Dividend
     ---------------------------------------------------------------------------
     National Union ..............................................    $ 299,000
     American Home Assurance Company .............................      170,000
     C&I .........................................................      103,000
     ISOP ........................................................      122,000
     AIG Casualty ................................................      103,000
     NHIC ........................................................      167,000

     During the fourth quarter of 2008 and subsequent to this transaction, the Branch repatriated its remaining net assets of $921,000 to the Company. The Company subsequently utilized $691,000 of this repatriated amount to pay a dividend to AIGCIG of $691,000. Subsequently, AIGCIG contributed such funds to the following entities in consideration for the dividends paid to originally fund the transaction:

     ------------------------------------------------------------------------------------
     Company                                                         Capital Contribution
     ------------------------------------------------------------------------------------
     National Union ..............................................         $ 299,000
     ISOP ........................................................           122,000
     AIG Casualty ................................................           103,000
     NHIC ........................................................           167,000

F.   FOREIGN OPERATIONS RESTRUCTURING
     --------------------------------

     UK Restructure & Part VII

     In 2007 the foreign property and casualty division of AIG initiated the restructuring of its United Kingdom (UK)

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     general insurance operations designed to simplify the organization and provide an enhanced regulatory and legal platform for its future growth and improve transparency and efficiency. This restructuring was completed in a series of transactions involving the corporate entity structure and other business transfer transactions. The corporate entity structure transactions effectively amended the legal ownership of the companies operating in the UK while the business transactions involved the transfer of business previously written by the UK branch of New Hampshire Insurance Company (the UK Branch) to its UK insurance company.

     Amended Corporate Structure

     In 2007, to support the legal realignment of its UK operations, AIUO Ltd incorporated the intermediate holding companies AIG UK Holding Limited, AIG UK Financing Company Limited, and AIG UK Sub Holdings Limited. On November 26, 2007, AIUO Ltd transferred the shares of its wholly owned subsidiary, Landmark Insurance Company Ltd (Landmark) to AIU UK Holdings (UK Holdings) in return for share capital of UK Holdings. Landmark was then renamed AIG UK Ltd and its holding was cascaded down to AIG UK Financing Company Limited and on to AIG UK Sub Holding Company Limited in share for share exchanges on November 27 and 28, respectively. AIUO Ltd also transferred the shares in its wholly owned subsidiary, AIG Europe UK Limited to UK Holdings in exchange for the issuance of additional shares in UK Holdings. AIG Europe UK Limited was then renamed AIG UK Services Limited and its share holding was cascaded down through AIG UK Financing Company Limited, AIG UK Sub Holding company Limited and on to AIG UK Limited. Two other affiliates of the Company, AIG Europe Ireland and American International Company Ltd made cash contributions to UK Holding in exchange for share capital of UK Holdings.

     Business Transfer

     On December 1, 2007, AIG transferred all of the business written by New Hampshire Insurance Company's UK Branch to AIG UK Ltd. This transaction was accomplished pursuant to an application made to the High Court of Justice in England and Wales for an order under Part VII of the Financial Services and Markets Act 2000 of the UK to transfer the aforementioned business (Part VII Transaction). Prior to the transfer, the business of the UK Branch was recorded by the Company through its participation in AIUOA. By transferring the existing rights and future rights of the UK business, the Association members transferred the value of the business, and unrealized translation balances, to AIG UK Ltd and shares of AIG UK Ltd stock were issued to the members of the Association for fair value of the business transferred. These shares were then transferred to UK Holdings in exchange for shares in UK Holdings. New Hampshire UK Aviation business was transferred by New Hampshire directly, for shares of AIG UK Ltd stock equal to the fair value of the Aviation business transferred. Additionally, as part of the transaction several intercompany reinsurance agreements (both commutations and new contracts) were executed involving other subsidiaries of AIG. The results of the New Hampshire UK Aviation business had been previously reported through the Company's participation in the Commercial Pool.

     For US income tax purposes, the restructuring of the UK Branch qualified as a tax free reorganization. While generally tax free, certain intangible assets were recognized as taxable income upon transfer to AIG UK Ltd. pursuant to Internal Revenue Code section 367. Additionally, unrealized foreign currency gains and losses were realized upon the termination of the UK Branch. It is expected that foreign currency gains and losses offset each other for tax purposes resulting in an immaterial net number. The tax effects of the transaction reported in the Company's financial statements are disclosed below.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     During the 2008 year there were additional contributions to UK Holdings by AIUOA and AIUO Ltd. In aggregate, UK Holdings issued 21,448 common equity shares in exchange for all assets contributed, which included cash, intangibles and the value of the contributed entities and rights of the UK business.

     Completion of the aforementioned business transfer, including the related reinsurance transactions, resulted in the following changes to the Company's financial statements:

     -------------------------------------------------------------------------------
                                                       Investment in UK
                                      P VII Transfer        Holdings        Total
     -------------------------------------------------------------------------------
     Participation in AIUOA .......    $ (383,080)       $ (14,651)       $(397,731)
     Liabilities ..................       446,151                -          446,151
     Underwriting income ..........        57,634                -           57,634
     Other income .................         3,783                -            3,783
     Net income (pre-tax) .........        87,664                -           87,664
     Surplus (pre-tax) ............        63,071          (14,651)          48,420

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

G.   OTHER RELATED PARTY TRANSACTIONS
     --------------------------------

     The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2008 and 2007 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2008 and 2007 and all capital contributions and dividends.

                                                                ASSETS RECEIVED BY          ASSETS TRANSFERRED BY
                                                                    THE COMPANY                  THE COMPANY
     ----------------------------------------------------------------------------------------------------------------
        Date of         Explanation of          Name of       Statement
     Transaction          Transaction          Affiliate       Value      Description   Statement Value   Description
     ----------------------------------------------------------------------------------------------------------------
        02/25/08          Dividend              AIGCIG         $     --           --       $ 90,000          Cash
        03/31/08          Dividend              AIGCIG               --           --        200,000          Cash
        06/30/08        Dividend (c)            AIGCIG               --           --         90,813 (b)     In kind
        06/30/08          Dividend              AIGCIG               --           --        177,425          Cash
        09/30/08        Dividend (c)            AIGCIG               --           --        163,395          Cash
        11/30/08        Dividend (c)            AIGCIG               --           --        170,000 (a)      Cash
        12/29/08        Dividend (c)            AIGCIG               --           --        683,000 (a)      Cash
        12/31/08        Dividend (c)            AIGCIG               --           --          8,000 (a)   Securities
        08/14/08    Purchases of security       AIGSL           177,605         Cash        177,605          Bonds
        08/15/08    Purchases of security       AIGSL           144,305         Cash        144,305          Bonds
        09/30/08    Capital contribution        AIGSL               898         Cash             --           --
        Various     Capital contribution (d)    AIGCIG          164,719      In kind             --           --
          (1)       Capital contribution        AIGCIG          691,000         Cash             --           --
     ----------------------------------------------------------------------------------------------------------------

(1) Reported as Type 1 subsequent event at December 31, 2008. The funds were received on March 30, 2009

(a) The transfer of AHAC Canadian branch to AIG Commercial Insurance Company of Canada (AIGCIC)- Refer to Note 5D

(b)  Transfer and reorganization of AIIC - Refer to Note 5D

(c)  Extraordinary dividend - Refer to Note 11

(d)  Capital contributions in lieu of Tax Sharing Agreement - Refer to Note 9

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

                                                          ASSETS RECEIVED BY           ASSETS TRANSFERRED BY
                                                              THE COMPANY                   THE COMPANY
     ----------------------------------------------------------------------------------------------------------------
        Date of         Explanation of          Name of       Statement
     Transaction          Transaction          Affiliate       Value      Description   Statement Value   Description
     ----------------------------------------------------------------------------------------------------------------
        03/19/07         Bond sale               NHIC         $ 28,555       Cash         $ 28,555          Bond
        03/19/07         Bond sale           AIG Casualty       67,801       Cash           67,801          Bond
        03/19/07         Bond sale               C&I            36,452       Cash           36,452          Bond
        03/19/07         Bond sale               ISOP           59,458       Cash           58,121          Bond
        03/19/07         Bond sale            Lexington        139,013       Cash          137,416          Bond
        03/23/07         Bond sale            AIG Excess        25,556       Cash           24,981          Bond
        03/30/07          Dividend              AIGCIG              --        --           500,000          Cash
        05/31/07          Dividend              AIGCIG              --        --            75,000          Cash
        12/03/07          Dividend              AIGCIG              --        --            40,000          Cash
        08/30/07    Purchase of investment      AIGSL          136,735       Bonds         138,478          Cash
        12/17/07    Sale of investment (1)       AIG           191,000       Cash          191,000       Investment
        12/17/07    Sale of investment (2)   National Union     59,000       Cash           59,000       Investment
        10/24/07    Capital contribution        AIGCIG           1,840      In kind             --           --
        12/31/07    Capital contribution        AIGCIG             105      In kind             --           --
        12/31/07    Capital contribution         AIG           160,000      In kind             --           --
     ----------------------------------------------------------------------------------------------------------------

(1)  Sale of American International Life Assurance Company to AIG

(2)  Sale of AIG Domestic Claims to National Union

AIGSL: AIG Security Lending

     The Company did not change its methods of establishing terms regarding any affiliate transactions during the years ended December 31, 2008, 2007 and 2006.

     In the ordinary course of business, the Company utilizes AIG Technology, Inc., AIG Global Investment Corp., and AIG Domestic Claims, Inc. for data center systems, investment services, salvage and subrogation, and claims management, respectively. In connection with these services, the fees incurred by the Company to these affiliates during 2008, 2007 and 2006 are outlined in the table below:

     --------------------------------------------------------------------------------
     For the years ended December 31,                    2008       2007       2006
     --------------------------------------------------------------------------------
     AIG Technology, Inc. ..........................   $ 31,036   $ 28,562   $ 24,562
     AIG Global Investment Corp. ...................      6,895      7,273      6,047
     AIG Domestic Claims, Inc. .....................    254,033    243,985    225,071
     --------------------------------------------------------------------------------
      TOTAL ........................................   $291,964   $279,820   $255,680
     ================================================================================

     As of December 31, 2008 and 2007, short-term investments included amounts invested in the AIG Managed Money Market Fund of $228,165 and $126,534, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

Federal and foreign income taxes recoverable from affiliates as of December 31, 2008 and 2007 amounted to $406,899 and $143,717, respectively.

During 2008, 2007 and 2006 the Company sold premium receivables without recourse to AI Credit Corporation and recorded losses on these transactions as follows.

   ------------------------------------------------------
   As of December 31,                2008     2007   2006
   ------------------------------------------------------
   Accounts receivable sold .....  $71,679  $53,865  $ --
   Losses recorded ..............    1,842    1,605    --
   ------------------------------------------------------

As of December 31, 2008 and 2007, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

-----------------------------------------------------------------------------
As of December 31,                                           2008      2007
-----------------------------------------------------------------------------
Balances with pool member companies .....................  $827,061  $113,001
Balances less than 0.5% of admitted assets ..............     3,656     2,694
-----------------------------------------------------------------------------
Receivable from parent, subsidiaries and affiliates .....  $830,717  $115,695
=============================================================================
Balances with pool member companies .....................  $     --  $ 48,873
Balances less than 0.5% of admitted assets ..............    38,999   103,311
-----------------------------------------------------------------------------
Payable to parent, subsidiaries and affiliates ..........  $ 38,999  $152,184
=============================================================================

On March 31, 2005 the Company and certain of its affiliates entered into a settlement agreement with an insured to release all the asbestos claims and other products coverage potentially available under the applicable insurance policies by making specified payments to the insured on a quarterly basis from March 2005 to December 2016. Between March 31, 2006 and March 25, 2008 the insured entered into a series of receivable sale agreements with A.I. Credit Corporation (a wholly owned AIG subsidiary) whereby A.I. Credit Corporation purchased the insured's March 2006 to December 2016 receivables of $365,000 for $278,930. The Company did not reduce its loss reserves for the agreements between the insured and A.I. Credit Corporation.

NOTE 6 - REINSURANCE
--------------------

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

During 2008, 2007 and 2006, the Company's net premiums written and net premiums earned were comprised of the following:

For the years ended December 31,            2008                      2007                      2006
--------------------------------------------------------------------------------------------------------------
                                    Written       Earned      Written       Earned      Written       Earned
----------------------------------------------------------  ------------------------  ------------------------
Direct premiums ................  $ 3,003,169  $ 4,553,852  $ 6,744,997  $ 7,388,935  $ 7,514,507  $ 7,180,260
Reinsurance premiums assumed:
   Affiliates ..................    9,358,318   10,173,382   11,006,993   11,024,337   11,336,822   11,001,341
   Non-affiliates ..............      166,239      238,591      173,756      107,304       48,750      243,681
--------------------------------------------------------------------------------------------------------------
      Gross premiums ...........   12,527,726   14,965,825   17,925,746   18,520,576   18,900,079   18,425,282
--------------------------------------------------------------------------------------------------------------
Reinsurance premiums ceded:
   Affiliates ..................    4,663,334    6,541,514    9,049,872    9,598,801    9,833,954    9,534,749
   Non-affiliates ..............    1,018,383    1,031,090    1,215,889    1,218,759    1,182,156    1,190,522
------------------------------------------------------------------------------------  ------------------------
      Net premiums .............  $ 6,846,009  $ 7,393,221  $ 7,659,985  $ 7,703,016  $ 7,883,969  $ 7,700,011
==============================================================================================================

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2008 and 2007 with the return of the unearned premium reserve is as follows:

                          Assumed Reinsurance      Ceded Reinsurance              Net
----------------------------------------------------------------------------------------------
                         Unearned                Unearned                Unearned
                          Premium   Commission    Premium   Commission    Premium   Commission
                         Reserves     Equity     Reserves     Equity     Reserves     Equity
----------------------------------------------------------------------------------------------
December 31, 2008
   Affiliates ........  $4,747,277   $634,349   $1,416,996   $195,996   $3,330,281   $438,353
   Non-affiliates ....       5,651        755      480,922     66,520     (475,271)   (65,765)
----------------------------------------------------------------------------------------------
   Totals ............  $4,752,928   $635,104   $1,897,918   $262,516   $2,855,010   $372,588
==============================================================================================
December 31, 2007
   Affiliates ........  $5,562,341   $646,155   $3,295,177   $372,259   $2,267,164   $273,896
   Non-affiliates ....      78,003      9,061      493,629     55,766     (415,626)   (46,705)
----------------------------------------------------------------------------------------------
   Totals ............  $5,640,344   $655,216   $3,788,806   $428,025   $1,851,538   $227,191
==============================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

As of December 31, 2008 and 2007 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

-------------------------------------------------------------
                         Unearned   Paid Losses  Reserves For
                          Premium       and       Losses And
                         Reserves       LAE           LAE
-------------------------------------------------------------
December 31, 2008
  Affiliates .........  $1,416,996    $273,774   $13,650,198
   Non-affiliates ....     480,922     371,990     2,373,097
------------------------------------------------------------
   TOTAL .............  $1,897,918    $645,764   $16,023,295
============================================================
December 31, 2007
   Affiliates ........  $3,295,177    $195,333   $15,139,495
   Non-affiliates ....     493,629     405,240     2,668,848
------------------------------------------------------------
   Total .............  $3,788,806    $600,573   $17,808,343
============================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The Company's unsecured reinsurance recoverables as of December 31, 2008 in excess of 3.0% of its capital and surplus is set forth in the table below:

                                                            Naic Co.
Reinsurer                                                     Code       Amount
---------------------------------------------------------------------------------
Affilliates:
   National Union Pool ...................................       --   $12,373,879
   American International Underwriters Overseas, Ltd. ....       --       407,343
   American International Insurance Company ..............    32220       359,071
   New Hampshire Indemnity Company .......................    23833       170,518
   Transatlantic Reinsurance Company .....................    19453       235,378
   AIG Global Trade and Political Risk Insurance Co. .....    10651       126,175
   American International Life Assurance Co. NY (US) .....    60607        10,494
   United Guaranty Insurance Company .....................    11715        34,605
   Hartford Steam Boiler Inspection and Insurance Co. ....    11452         6,627
   Audubon Insurance Company .............................    19933         1,011
   AIG Excess Liability Insurance Company, Ltd. ..........    10932         3,904
   Lexington Insurance Company ...........................    19437        28,271
   American Internatlional Reinsurance Co. Ltd                   --       562,747
   American Int'l Specialty Lines Ins Company ............    26883         3,956
   American Life And General Ins Co (Trinidad & Tobago) ..       --         3,494
   Other affiliates less than $1.0 million ...............       --         4,858
---------------------------------------------------------------------------------
      Total affiliates ...................................            $14,332,331
---------------------------------------------------------------------------------
   Lloyd's ...............................................       --       213,982
   Swiss Re Group ........................................       --       231,669
---------------------------------------------------------------------------------
       Total non-affiliates ..............................                445,651
---------------------------------------------------------------------------------
 Total affiliates and non-affiliates .....................            $14,777,982
=================================================================================

During 2008, 2007 and 2006, the Company reported in its Statements of Income statutory losses of $165, $144 and $12,318, respectively, as a result of losses incurred from commutations with the following reinsurers:

----------------------------------------------------------
Company                                2008  2007    2006
----------------------------------------------------------
Trenwick America ....................  $ --  $ --  $ 8,280
Alea Group ..........................    --    --    2,432
Other reinsurers below $1 million ...   165   144    1,606
----------------------------------------------------------
Total ...............................  $165  $144  $12,318
==========================================================

As of December 31, 2008 and 2007, the Company had reinsurance recoverables on paid losses in dispute of $112,640 and $81,670, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

In 2008, 2007 and 2006, the Company wrote-off reinsurance recoverables balances of $(4,906), $13,734 and $30,849, respectively.

As described in Note 5, the Company is party to an inter-company pooling agreement. In the ordinary course of business, the Company also assumes business, primarily from affiliated entities. As of December 31, 2008 and 2007, the Company's premium receivable and losses payable on assumed business are as follows:

-----------------------------------------------------------------------------------------------------
                          2008                                     Affiliate  Non-affiliate    Total
-----------------------------------------------------------------------------------------------------
Premiums in course of collection ................................   $405,981     $6,474      $412,455
Reinsurance payable on paid loss and loss adjustment expenses ...    475,797      6,118       481,915

-----------------------------------------------------------------------------------------------------
                          2007                                     Affiliate  Non-affiliate     Total
-----------------------------------------------------------------------------------------------------
Premiums in course of collection ................................   $233,004     $3,219      $236,223
Reinsurance payable on paid loss and loss adjustment expenses ...    257,605      6,312       263,917

The primary components of the affiliated assumed reinsurance balances summarized above relate to reinsurance agreements with member companies of the Personal Lines Pool (AIIC) and American International Specialty Lines Insurance Company (AISLIC). As of December 31, 2008 and 2007, the Company's premium receivable and losses payable on assumed reinsurance due from and to, respectively, with AIIC and AISLIC are as follows:

                                                                          2008                2007
--------------------------------------------------------------------------------------------------------
Caption                                                              AIIC     AISLIC     AIIC     AISLIC
--------------------------------------------------------------------------------------------------------
Premiums in course of collection ................................  $108,866  $161,177  $105,692  $92,674
Reinsurance payable on paid loss and loss adjustment expenses ...   150,587   199,331   122,908   87,616

Effective January 1, 2008, the Personal Lines intercompany pooling agreement was amended to include four additional entities.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 7 - RETROACTIVE REINSURANCE
--------------------------------

As of December 31, 2008 and 2007, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

---------------------------------------------------------------------------------------------
                                                         2008                    2007
---------------------------------------------------------------------------------------------
                                                 Assumed      Ceded      Assumed      Ceded
---------------------------------------------------------------------------------------------
Reserves transferred:
   Initial reserves .........................   $ 216,347   $ 453,727   $ 216,347   $ 453,727
   Adjustments - prior year(s) ..............    (158,100)     (8,673)   (173,698)    (25,147)
   Adjustments - current year ...............         (37)   (372,123)     15,598      16,474
---------------------------------------------------------------------------------------------
   Balance as of December 31, ...............      58,210      72,931      58,247     445,054
---------------------------------------------------------------------------------------------
Paid losses recovered:
   Prior year(s) ............................      27,761     379,745      19,407     367,297
   Current year .............................      23,465    (311,721)      8,354      12,448
---------------------------------------------------------------------------------------------
   Total recovered as of December 31, .......      51,226      68,024      27,761     379,745
---------------------------------------------------------------------------------------------
   Carried reserves as of December 31, ......   $   6,984   $   4,907   $  30,486   $  65,309
=============================================================================================
Consideration paid or received:
   Initial reserves .........................   $ 201,597   $ 276,437   $ 201,597   $ 276,437
   Adjustments - prior year(s) ..............    (179,882)    (13,900)   (180,015)    (14,331)
   Adjustments - current year ...............          --    (202,820)        133         431
---------------------------------------------------------------------------------------------
   Total paid as of December 31, ............   $  21,715   $  59,717   $  21,715   $ 262,537
=============================================================================================

                                                 Assumed      Ceded      Assumed      Ceded
---------------------------------------------------------------------------------------------
Special surplus from retroactive reinsurance:
   Initial surplus gain or loss realized * ..   $      --   $  47,559   $      --   $  47,559
   Adjustments - prior year(s) ..............          --       1,774          --       2,289
   Adjustments - current year ...............          --     (47,017)         --        (515)
---------------------------------------------------------------------------------------------
   Balance as of December 31, 2007 ..........   $      --   $   2,316   $      --   $  49,333
=============================================================================================

--------------------
* Reflects amounts recorded to segregated special surplus as of January 1, 2004.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

In 2008, the Company commuted a reinsurance treaty ceded to affiliated company American International Reinsurance Co. (AIRCO). The treaty that incepted in 1998 was accounted for as retroactive reinsurance. 2008 changes to Reserves Transferred, Paid Losses Reimbursed or Recovered and Special Surplus from Retroactive Reinsurance attributable to this commutation were as follows:

                                                    2008
                                                  --------
Reserves transferred ..........................   $380,610
Paid losses recovered .........................    336,470
Consideration received ........................    201,005
Special surplus from retroactive reinsurance ..     44,140

The Company's retroactive reinsurance reserve balance (by reinsurer) as of December 31, 2008, is set forth in the table below:

-------------------------------------------------------------------------------------
                                                       2008                2007
-------------------------------------------------------------------------------------
Reinsurer                                        Assumed    Ceded   Assumed    Ceded
-------------------------------------------------------------------------------------
   American International Reinsurance
      Company ...............................    $   --    $   --   $    --   $44,140
   American International Specialty Lines
      Insurance Company .....................     2,810        --    26,275        --
   AXA Corporate Solutions ..................        --        --        --     1,354
   Commerce and Industry Insurance Company of
      Canada ................................     4,174        --     4,174        --
   Lyndon Property Insurance Company ........        --     1,691        --     1,142
   PEG Reinsurance Co. ......................        --        --        --    13,978
   Transatlantic ............................        --     1,308        --        --
   All other reinsurers less than $1.0
      million ...............................        --     1,908        37     4,695
-------------------------------------------------------------------------------------
      Total .................................    $6,984    $4,907   $30,486   $65,309
=====================================================================================

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES
--------------------------------------------------

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

As of December 31, 2008 and 2007, the Company's deposit assets and liabilities were comprised of the following:

                                                                   Deposit     Deposit     Funds Held    Funds Held
                                                                   Assets    Liabilities     Assets     Liabilities
-------------------------------------------------------------------------------------------------------------------
December 31, 2008:
   Direct .....................................................   $     --     $ 95,776      $    --      $     --
   Assumed ....................................................         --       92,527       88,515            --
   Ceded ......................................................    530,085           --           --       484,067
-------------------------------------------------------------------------------------------------------------------
   Total ......................................................   $530,085     $188,303      $88,515      $484,067
===================================================================================================================

                                                                   Deposit     Deposit     Funds Held    Funds Held
                                                                   Assets    Liabilities     Assets     Liabilities
-------------------------------------------------------------------------------------------------------------------
December 31, 2007:
   Direct .....................................................   $     --     $ 95,122      $    --      $     --
   Assumed ....................................................         --       94,389       98,917            --
   Ceded ......................................................    751,468           --           --       695,928
-------------------------------------------------------------------------------------------------------------------
   Total ......................................................   $751,468     $189,511      $98,917      $695,928
===================================================================================================================

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2008 and 2007 is set forth in the table below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

                                                                            2008                       2007
---------------------------------------------------------------------------------------------------------------------
                                                                   Deposit       Deposit      Deposit       Deposit
                                                                    Assets     Liabilities     Assets     Liabilities
---------------------------------------------------------------------------------------------------------------------
Balance at January 1 ..........................................   $ 751,468     $189,511     $ 809,537     $172,296
   Deposit activity, including loss recoveries ................    (250,415)          78      (106,254)      17,935
   Interest income or expense, net of amortization of margin ..      12,068       (1,286)       39,148         (720)
   Non-admitted asset portion .................................      16,964           --         9,037           --
---------------------------------------------------------------------------------------------------------------------
Balance as of December 31 .....................................   $ 530,085     $188,303     $ 751,468     $189,511
=====================================================================================================================

                                                                            2008                       2007
---------------------------------------------------------------------------------------------------------------------
                                                                  Funds Held    Funds Held   Funds Held    Funds Held
                                                                    Assets     Liabilities     Assets     Liabilities
---------------------------------------------------------------------------------------------------------------------
Balance at January 1 ..........................................    $ 98,917     $ 695,928     $94,279      $703,508
   Contributions ..............................................          --           144       4,664         1,016
   Withdrawals ................................................     (10,402)     (238,108)        (26)      (54,096)
   Interest ...................................................          --        26,103          --        45,500
---------------------------------------------------------------------------------------------------------------------
Balance as of December 31 .....................................    $ 88,515     $ 484,067     $98,917      $695,928
=====================================================================================================================

The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) and Richmond Insurance Company (Barbados) Limited (Richmond) are treated as affiliated.

As of December 31, 2008 and 2007, the deposit assets with related parties, relating primarily to reinsurance transactions with Union Excess, amounted to $540,279 and $611,039, respectively. During 2008, loss recoveries from Union Excess resulted in a decrease in deposit assets and funds held liabilities of $49,176.

The Company commuted deposit balances of $47,290 with a participant in the Union Excess reinsurance programs, resulting in no gain or loss to the Company, and balances of $141,711 with European Reinsurance Company Ltd., resulting in a loss of $2,323. As a result of these commutations with Union Excess and European Reinsurance Company Ltd., the funds held balances declined by $47,290 and $141,711, respectively. During 2007, loss recoveries from Union Excess resulted in a decrease in deposit accounting assets of $50,593 and funds held on deposit accounting liabilities of $1,347.

NOTE 9 - FEDERAL INCOME TAXES
-----------------------------

The Company files a consolidated U.S. federal income tax return with American International Group, Inc. (the Ultimate Parent or AIG) and its domestic subsidiaries. The Company has a written tax sharing agreement with its Parent which was amended, effective January 1, 2008. The current and prior agreement provides that the Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. Additionally, the amended tax sharing agreement contains the following significant modifications to the previous agreement:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

..    A tax Sub Group was formed among twenty seven Commercial Insurance Group and United Guaranty Companies under AIG Property Casualty Group, Inc. The tax Sub Group will settle inter-company income taxes as if the Sub Group were filing its own consolidated income tax return. Any net liability of the Sub Group will be remitted to AIG, Inc. under a separate tax sharing agreement, and AIG, Inc. will reimburse the Sub Group for any net tax attributes utilized in the AIG, Inc. consolidated income tax return.

..    Any tax realized by the Company from triggering the deferred inter-company gain (as determined under Treasury Regulation Section 1.1502-13) of a "Qualifying Transaction" will be paid by AIG, Inc. A Qualifying Transaction is the transfer or sale of the stock or substantially all of the assets of an operating subsidiary which results in a deferred inter-company gain, including the pre-existing deferred inter-company gain from a prior sale or transfer.

..    As of the effective date of the agreement, AIG Property Casualty Group assumed each Sub Group members Tax Reserve in a deemed capital transaction. Tax Reserves mean any liability recorded in accordance with Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes ("FIN 48:) and any tax liability recorded as the result of an agreed upon adjustment with the tax authorities.

..    The tax sharing agreement was modified to be consistent with the AIG, Inc.
     and Federal Reserve Bank of New York Credit Agreement ("Credit Agreement"). Generally, the amended agreement provides that in an Asset Sale the Company will remit to AIG, Inc. no more than it otherwise would have absent the Credit Agreement.

..    In the event the Company is deconsolidated from the AIG consolidated federal income tax return, AIG Parent, Sub Group Parent and the Company will determine under a separate agreement the final allocation of tax attributes and the final settlement of inter-company tax balances.

Pursuant to the amended tax sharing agreement, AIG Property Casualty group assumed $164,719 of tax liabilities related to pre-existing deferred inter-company gain and FIN 48 liabilities.

The federal income tax recoverable/payable in the accompanying statement of admitted assets, liabilities, capital and surplus are due to/from the Parent. The statutory U.S. federal income tax rate is 35% at December 31, 2008.

The components of the Company's net deferred tax assets/liabilities as of December 31, 2008 and 2007 are as follows:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
As of December 31,                                                                   2008         2007
---------------------------------------------------------------------------------------------------------
Gross deferred tax assets .....................................................   $1,204,730   $1,240,598
Gross deferred tax liabilities ................................................     (355,875)    (526,581)
Non-admitted deferred tax assets in accordance with SSAP No.10, income taxes ..     (402,242)    (331,439)
---------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets ..............................................   $  446,613   $  382,578
=========================================================================================================
Change in non-admitted deferred tax assets
adjustment to December 31, 2007 surplus .......................................      (34,673)
Change in non-admitted deferred tax assets - paid in capital ..................       80,741
Change in non-admitted deferred tax assets - current year .....................       24,735
---------------------------------------------------------------------------------------------------------
Change in non-admitted deferred tax assets ....................................   $   70,804
=========================================================================================================

During 2008, 2007 and 2006, the Company's current federal income tax expense was comprised of the following:

--------------------------------------------------------------------------------------------------------------------
For the years ended December 31,                                                     2008         2007        2006
--------------------------------------------------------------------------------------------------------------------
Income tax expense (benefit) on net underwriting and net investment income ....   $ 135,559     $309,946    $261,144
Federal income tax adjustment - prior years ...................................      99,679       38,413       2,119
--------------------------------------------------------------------------------------------------------------------
Current income tax expense (benefit) ..........................................   $ 235,238     $348,359    $263,263
====================================================================================================================
Income tax on realized capital gains ..........................................   $(270,995)    $ 29,141    $ 29,092
====================================================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The composition of the Company's net deferred tax assets as of December 31, 2008 and 2007, along with the changes in deferred income taxes for 2008, is set forth in the table below:

-----------------------------------------------------------------------------------------------------------------------------------
As of December 31,                                                                                 2008         2007        Change
-----------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Assets:
   Loss reserve discount ....................................................................   $  377,943   $  402,282   $ (24,339)
   Non-admitted assets ......................................................................      169,600      208,445     (38,845)
   Unearned premium reserve .................................................................      276,479      313,279     (36,800)
   Unrealized capital loss ..................................................................       30,153           --      30,153
   Partnerships .............................................................................       56,739       40,925      15,814
   Bad debt .................................................................................      127,614      151,901     (24,287)
   Investment write downs ...................................................................      102,927       13,897      89,030
   Goodwill .................................................................................       29,949           --      29,949
   Foreign tax credits ......................................................................       25,959           --      25,959
   Deferred tax remediation - Adj to Dec 31, 2007 surplus ...................................           --       34,673     (34,673)
   Other temporary difference ...............................................................        7,367       75,196     (67,829)
-----------------------------------------------------------------------------------------------------------------------------------
         Gross deferred tax assets ..........................................................    1,204,730    1,240,598     (35,868)
      Non-admitted deferred tax assets ......................................................     (402,242)    (296,766)   (105,476)
      Non-admitted deferred tax assets - adjustment to December 31, 2007 surplus ............           --      (34,673)     34,673
-----------------------------------------------------------------------------------------------------------------------------------
         Admitted deferred tax assets .......................................................      802,488      909,159    (106,671)
-----------------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities
   Unrealized capital gains .................................................................     (318,829)    (393,879)     75,050
   Investments ..............................................................................       (5,121)     (67,403)     62,282
   Depreciation .............................................................................      (19,370)     (20,714)      1,344
   Other temporary differences ..............................................................      (12,555)     (44,585)     32,030
-----------------------------------------------------------------------------------------------------------------------------------
   Gross deferred tax liabilities ...........................................................     (355,875)    (526,581)    170,706
-----------------------------------------------------------------------------------------------------------------------------------
         Net admitted deferred tax assets ...................................................   $  446,613   $  382,578   $  64,035
===================================================================================================================================
   Gross deferred tax assets ................................................................   $1,204,730   $1,240,598   $ (35,868)
   Gross deferred tax liabilities ...........................................................     (355,875)    (526,581)    170,706
-----------------------------------------------------------------------------------------------------------------------------------
   Net deferred tax assets ..................................................................   $  848,855   $  714,017   $ 134,838
===================================================================================================================================
    Income tax effect of unrealized capital gains, net of adjustment to December 31, 2007
      Surplus ...............................................................................                               (94,517)
   Capital contribution as a result of new tax sharing agreement ............................                               (80,741)
-----------------------------------------------------------------------------------------------------------------------------------
   Change in net deferred income taxes ......................................................                             $ (40,420)
===================================================================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the years ended December 31, 2008, 2007 and 2006 are as follows:

                                                                   2008                      2007                      2006
------------------------------------------------------------------------------------------------------------------------------------
                                                            Amount    Tax Effect     Amount     Tax Effect     Amount     Tax Effect
------------------------------------------------------------------------------------------------------------------------------------
Net income before federal income taxes and capital gain
   taxes ..............................................   $ 325,408   $ 113,893    $1,725,242   $ 603,835    $1,271,556   $ 445,045
Book to tax adjustments:
   Tax exempt income ..................................    (481,365)   (168,478)     (543,812)   (190,334)     (455,068)   (159,274)
   Dividends received deductions ......................     (55,925)    (19,574)       (5,993)     (2,098)      (21,938)     (7,678)
   Meals and entertainment ............................       1,412         494         1,749         612            --          --
   Non-deductible penalties ...........................         761         266         1,508         528            --          --
   Change in non-admitted assets ......................     120,143      42,050      (138,048)    (48,318)      132,784      46,474
   Federal income tax adjustments-- prior years .......          --          --            --      55,224            --          --
   Branch termination .................................      13,298       4,654            --          --            --          --
   Transfer pricing adjustments .......................      11,949       4,182
   Remediation adjustments ............................          --          --            --          --       (17,777)     (6,222)
   Change in tax positions ............................          --      32,007            --      31,842            --          --
   Other non-taxable income ...........................      (7,179)     (2,513)
   Foreign tax credits ................................          --          --            --          --            --     (14,104)
   Other ..............................................          --      (2,318)           --          --            --       1,384
------------------------------------------------------------------------------------------------------------------------------------
   Total book to tax adjustments ......................    (396,906)   (109,230)     (684,596)   (152,544)     (361,999)   (139,420)
------------------------------------------------------------------------------------------------------------------------------------
Total federal taxable income and tax ..................   $ (71,498)  $   4,663    $1,040,646   $ 451,291    $  909,557   $ 305,625
====================================================================================================================================
Current federal income tax ............................               $ 235,238                 $ 348,359                 $ 263,263
Income tax on net realized capital gains ..............                (270,995)                   29,141                    29,092
Change in net deferred income taxes ...................                  40,420                    73,791                    13,270
                                                                      ----------                ----------                ----------
Total federal income tax ..............................               $   4,663                 $ 451,291                 $ 305,625
                                                                      ==========                ==========                ==========

The amount of federal income tax incurred and available for recoupment in the event of future net operating losses for tax purposes for 2008 is set forth in the table below:

     ----------------------------------------------------------------------
     Current year                                                  $109,570
                                                                   --------
     First preceding year .......................................  $400,196
     ----------------------------------------------------------------------

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

As of December 31, 2008, the Company had $25,959 foreign tax credits carry forwards available to offset against future taxable income. The Company had no unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2007 and 2006. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to $138,061 during 2008, $231,602 during 2007 and $372,256 during 2006.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

     -----------------------------------------------------------------------
     Year Ended December 31, 2008                            2008      2007
     -----------------------------------------------------------------------
        Gross unrecognized tax benefits at January 1, ..   $36,698   $ 3,527
        Increases in tax positions for prior years .....    59,743    33,171
        Decreases in tax positions for prior years .....      (646)       --
     -----------------------------------------------------------------------
     Gross unrecognized tax benefits at December 31 ....   $95,795   $36,698
     =======================================================================

As of December 31, 2008 and 2007, the Company's unrecognized tax benefits, excluding interest and penalties, were $95,795 and $36,698, respectively. As of December 31, 2008 and 2007, the Company's unrecognized tax benefits included $31,191 and zero, respectively, related to tax positions the disallowance of which would not affect the effective tax rate. Accordingly, as of December 31, 2008 and 2007, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $64,604 and $36,698, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2008 and 2007, the Company had accrued $8,643 and $6,868, respectively, for the payment of interest (net of the federal benefit) and penalties. For the year ended December 31, 2008, the Company recognized $1,775 of interest (net of the federal benefit) and penalties in the Consolidated Statement of Income.

The Company continually evaluates adjustments proposed by taxing authorities. At December 31, 2008, such proposed adjustments would not result in a material change to the Company's consolidated financial condition, although it is possible that the effect could be material to the Company's consolidated results of operations for an individual reporting period. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

Listed below are the tax years that remain subject to examination by major tax jurisdictions:

                   Major Tax Jurisdictions   Open Tax Years
                   -----------------------   --------------
                   United States .........      2000-2007

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS
--------------------------------------------------------------

A.   Pension
     -------

     Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

     Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

     The following table sets forth the funded status of the AIG US retirement plan, valued in accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 89, entitled Accounting for Pensions.


     -----------------------------------------------------------------
     As of December 31, ...................       2008         2007
     -----------------------------------------------------------------
     Fair value of plan assets ............   $ 2,723,034   $3,004,869
     Less projected benefit obligation ....     3,378,509    2,719,971
     -----------------------------------------------------------------
     Funded status ........................   $  (655,475)  $  284,898
     =================================================================

     The Company's share of net expense for the qualified pension plan was $6,772, $5,001 and $9,000 for the years ended December 31, 2008, 2007 and
     2006, respectively. In March 2009, AIG contributed $420,000 to the AIG U.S. retirement plan. The allocation from the holding company is based on payroll for the Company.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     The Company also operates several defined benefit plans at the Japan branch. These plans are generally based on either the employees' years of credited service and compensation in the years preceding retirement or on points accumulated based on the employee's job grade and other factors during each year of service. As of December 31, 2008 and 2007, the Company recorded in other liabilities its pension liabilities which amounted to $12,832 and $6,018, respectively.

B.   Postretirement Benefit Plans
     ----------------------------

     AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

     Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

     AIG's U.S. postretirement medical and life insurance benefits obligations, valued in accordance with NAIC Statement of Statutory Accounting Principles
     (SSAP) No. 11, entitled Postemployment Benefits and Compensated Absences as of December 31, 2008 and 2007 were $198,015 and $190,417, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $265, $310 and $282 for the years ended December 31, 2008, 2007 and 2006, respectively.

     AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans. The allocation from the holding company is based on payroll for the Company.

     The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2008, 2007 and 2006 are set forth in the table below:

     ---------------------------------------------------------------------------------
     As of December 31,                                  2008        2007      2006
     ---------------------------------------------------------------------------------
        Discount rate ..............................       6.50%      6.50%      6.00%
        Rate of compensation increase (average) ....       4.25%      4.25%      4.25%
        Measurement date ...........................   December   December   December
                                                       31, 2008   31, 2007   31, 2006
        Medical cost trend rate ....................        N/A        N/A        N/A
     =================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

C.   Stock Option and Deferred Compensation Plans
     --------------------------------------------

     Some of the Company's officers and key employees could receive compensation pursuant to awards under several share-based employee compensation plans; AIG 1999 Stock Option Plan, as amended; AIG 1996 Employee Stock Purchase Plan, as amended; AIG 2002 Stock Incentive Plan, as amended under which AIG has issued time-vested restricted stock units and performance restricted stock units; AIG 2007 Stock Incentive Plan, as amended, and the AIG 2005-2006 Deferred Compensation Profit Participation Plan. AIG currently settles share option exercises and other share awards to participants by issuing shares it previously acquired and holds in its treasury account. During 2008, 2007 and 2006, AIG allocated $18,153, $14,028 and $6,242, respectively, of the cost of these stock options and certain other deferred compensation programs to the Company.

D.   Post-employment Benefits and Compensated Balances
     -------------------------------------------------

     AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

E.   Impact of Medicare Modernization Act on Post Retirement Benefits
     ----------------------------------------------------------------

     On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 was signed into law. The postretirement medical plan benefits provided by the plan are actuarially equivalent to Medicare Part D under the 2003 Medicare Act and eligible for the federal subsidy. Effective January 1, 2007, this subsidy is passed on to the participants through reduced contributions. The expected amount of subsidy that AIG will receive for 2008 is $3,600.

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS
-------------------------------------------------------

A.   Capital and Surplus
     -------------------

     The portion of unassigned surplus as of December 31, 2008 and 2007 represented by each item below is as follows:

     -------------------------------------------------------
                                        2008        2007
     -------------------------------------------------------
     Unrealized gains ............   $ 738,751  $ 2,027,718
     Non-admitted asset values ...   $(964,416)  (1,011,589)
     Provision for reinsurance ...   $ (95,592)    (115,844)
     =======================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     In calculating the provision for reinsurance as of December 31, 2008, Management utilized collateral including assets in trust provided by its Ultimate Parent of $409,095. The use of these assets was approved by the domiciliary regulator.

     During 2006, the Company settled a previously established tax recoverable with AIG as part of its tax allocation agreement. The settlement occurred prior to the filing of its tax return. Upon completion of its tax filing which was subsequent to December 31, 2007, the Company determined that the settled amount exceeded the actual recoverable by $160,000 resulting in a payable due to AIG by the Company. AIG agreed to forgive this payable resulting in the treatment of this amount as a capital contribution to the Company. This capital contribution has been reflected in the Company's financial position as of December 31, 2007.

B.   Risk-Based Capital Requirements
     -------------------------------

     The NAIC has adopted a Risk-Based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

     In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2008 reporting period.

C.   Dividend Restrictions
     ---------------------

     Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2007, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2008) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. As of December 31, 2008, the maximum dividend payment, which may be made without prior approval during 2009, is approximately $541,317.

     Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

     During 2008, the Company paid $1,582,633 in dividends to AIGCIG which included $1,115,208 of extraordinary dividends. All of the extraordinary dividends were approved by the Insurance Department of the State of New York. Refer to Note 5G for additional information.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 12 - CONTINGENCIES
-----------------------

A.   Legal Proceedings
     -----------------

     The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

     Other legal proceedings include the following:

     AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current action, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations.

     The intervening plaintiffs had requested a stay of all trial court proceedings pending their appeal of an order dismissing certain lawyers and law firms who represented parties in the underlying class and derivative actions. After the Alabama Supreme Court affirmed the trial court's dismissal in September 2008, the intervening plaintiffs filed an Amended Complaint in Intervention on December 1, 2008, which named Caremark, AIG and certain subsidiaries, including National Union and AISLIC, as defendants, and purported to bring claims against all defendants for deceit and conspiracy to deceive, and to bring a claim against AIG and its subsidiaries for aiding and abetting Caremark's alleged deception.

     After the defendants moved to dismiss the Amended Complaint in Intervention and, in the alternative, for a more definite statement, and the plaintiffs reached an agreement to withdraw additional motions seeking to disqualify certain plaintiffs' counsel, on March 2, 2009, the court granted the intervening plaintiffs' motion to withdraw the Amended Complaint in Intervention. On April 14, 2009, the court established a schedule for class action discovery that is scheduled to lead to a hearing on class certification in March 2010.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     On September 2, 2005, certain AIG companies including American Home Assurance Company, AIU Insurance Company and New Hampshire Insurance Company (collectively, the AIG Parties) sued (i) The Robert Plan Corporation (RPC), an agency that formerly serviced assigned risk automobile insurance business for the AIG Parties; (ii) certain affiliates of RPC; and (iii) two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Parties and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. On March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. The parties filed cross motions to dismiss various counts of the complaint and counterclaims. These motions were granted in part and denied in part by the court. RPC appealed certain aspects of the court's ruling. That appeal remains pending. On August 25, 2008, RPC, one of its affiliates, and one of the defendant RPC executives filed voluntary petitions for relief under chapter 11 of title 11 of the United States Code. On October 7, 2008, the Court entered an Order staying this action in light of those bankruptcy proceedings. On January 15, 2009, RPC filed a notice of removal to the United States District Court for the Southern District of New York. The action was subsequently transferred to the Eastern District of New York and then referred to the United States Bankruptcy Court for that District. The AIG Parties intend to file a motion to remand the case.

     In July 2007, RPC (along with Eagle Insurance Company (Eagle) and Newark Insurance Corporation (Newark), two of RPC's subsidiary insurance companies) filed a separate complaint in New Jersey alleging claims for fraud and negligent misrepresentation against AIG and the AIG Parties in connection with certain 2002 contracts. That complaint seeks damages of at least $100,000, unspecified punitive damages, declaratory relief, and imposition of a constructive trust.

     Because Eagle and Newark are in liquidation with the Commissioner of the New Jersey Department of Banking and Insurance as liquidator, the AIG Parties believe that only the Commissioner -- and not RPC -- has the authority to direct Eagle and Newark to bring the claims asserted in this action. On December 7, 2007, this action was stayed pending judicial determination of this issue in the Eagle/Newark rehabilitation/liquidation proceeding. In October 2008, the Court dismissed the action without prejudice for failure to prosecute.

     Nevertheless, on January 14, 2009, RPC filed a notice of removal of the New Jersey action to the United States District Court for the District of New Jersey and, on February 2, 2009, moved to transfer the New Jersey action to the Eastern District of New York, where RPC's Chapter 11 proceeding is pending. Consideration of that transfer motion has been stayed until the Court rules on the AIG Parties' motion to dismiss the case for lack of subject matter jurisdiction because the purportedly removed action had been dismissed three months before RPC filed its purported notice of removal. That motion has been fully briefed and is pending before the Court. Should the Court deny that motion, the AIG Parties intend to file a motion to remand the case and intend to oppose the transfer of the New Jersey action.

     The AIG Parties believe that RPC's counterclaims, as well as the claims asserted by RPC, Eagle and Newark in the New Jersey action, are without merit and intend to defend them vigorously, but cannot now estimate either the likelihood of prevailing in these actions or the potential damages in the event liability is determined.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of February 29, 2008, eligible policyholders entitled to receive approximately $358,700 (or 95%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. In accordance with the settlement agreements, all amounts remaining in the Excess Casualty Fund were used by AIG to settle claims from other policyholders relating to such practices.

     Various state regulatory agencies have reviewed certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. On January 29, 2008 AIG reached settlements in connection with these state reviews, subject to court approval, with the Attorneys General of the States of Florida, Hawaii, Maryland, Michigan, Oregon, Texas and West Virginia, the Commonwealths of Massachusetts and Pennsylvania, and the District of Columbia; the Florida Department of Financial Services; and the Florida Office of Insurance Regulation. The settlement agreements call for AIG to pay a total of $12,500 to be allocated among the ten jurisdictions and also require AIG to continue to maintain certain producer compensation disclosure and ongoing compliance initiatives. On March 13, 2008, AIG also reached a settlement with the Pennsylvania Insurance Department, which calls for AIG to provide annual reinsurance reports and maintain certain producer compensation disclosure and ongoing compliance initiatives, and to pay a total of $13,500, $4,400 of which was previously paid to Pennsylvania in connection with prior settlement agreements. It is possible that additional civil or regulatory proceedings will be filed by other state regulators.

     On February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG and certain of its subsidiaries, including the Company, alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The State of Minnesota sought injunctive relief, damages, penalties and interest. In December 2007, the parties settled the matter, which resolved claims asserted on behalf of the Minnesota Department of Revenue through tax year 2003, the Minnesota Special Compensation Fund through fiscal year 2003 and the Minnesota Attorney General through 2003, without compromising any of the claims of the Minnesota Insurance Guaranty Association, Minnesota Assigned Risk Plan or Minnesota Department of Commerce.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     On May 24, 2007, the National Workers Compensation Reinsurance Pool (NWCRP), on behalf of its participant members, filed a lawsuit against AIG and certain of its subsidiaries, including the Company, with respect to the underpayment of residual market assessments for workers compensation insurance. The complaint alleges claims for violations of the Racketeer Influenced and Corrupt Organizations Act (RICO), breach of contract, fraud and related state law claims arising out of AIG's alleged underpayment of these assessments between 1970 and the present and seeks damages purportedly in excess of $1 billion. On August 6, 2007, the court denied AIG's motion seeking to dismiss or stay the complaints or in the alternative, to transfer to the Southern District of New York. On December 26, 2007, the court denied AIG's motion to dismiss the complaint. On March 17, 2008, AIG filed an amended answer, counterclaims and third-party claims against the National Council on Compensation Insurance (in its capacity as attorney-in-fact for the NWCRP), the NWCRP, its board members, and certain of the other insurance companies that are members of the NWCRP alleging violations of RICO, as well as claims for conspiracy, fraud, and breach of fiduciary duty. The counterclaim-and third-party defendants filed motions to dismiss on June 9, 2008. On January 26, 2009, AIG filed a motion to dismiss all claims in the complaint for lack of subject-matter jurisdiction. On February 23, 2009, the Court issued an order denying the motion to dismiss AIG's counterclaims; granting the portion of the third-party defendants' motion to dismiss as to AIG's third-party claims for RICO violations and conspiracy; and denying the portion of the third-party defendants' motion to dismiss as to AIG's third-party claims for fraud, breach of fiduciary duty and unjust enrichment. On April 13, 2009, one of the third-party defendants filed third-party counterclaims against AIG, certain of its subsidiaries and certain former executives. The allegations in the third-party counterclaims are substantially similar to those filed by the NWCRP, but also seek damages for additional residual market assessments that company allegedly had to pay in non-NWCRP states, to guaranty funds and for special assessments. On April 16, 2009, the Court ordered that all third-party defendants must assert any third-party counterclaims by April 30, 2009. The case is otherwise stayed until June 10, 2009, pending disposition of AIG's motion to dismiss for lack of subject matter jurisdiction.

     On April 1, 2009, a purported class action was filed in Illinois federal court against AIG and certain of its subsidiaries on behalf of a putative class of NWCRP participant members with respect to the underpayment of residual market assessments for workers compensation insurance. The complaint is styled as an "alternative complaint," should the court grant AIG's motion to dismiss all claims against the defendants in the NWCRP lawsuit for lack of subject matter jurisdiction. The allegations in the class action complaint are substantially similar to those filed by the NWCRP, but the complaint adds certain former AIG executives as defendants and a RICO claim against those individuals. On April 9, 2009, the Court stayed the case pending disposition of AIG's motion to dismiss for lack of subject matter jurisdiction in the NWCRP lawsuit.

     On March 28, 2008, a Minnesota federal court granted AIG's motion to dismiss a lawsuit filed by the Minnesota Workers Compensation Reinsurance Association and the Minnesota Workers Compensation Insurers Association against AIG and certain of its subsidiaries, including the Company, with respect to the underpayment of residual market assessments for workers compensation insurance. On April 25, 2008, plaintiffs appealed to the United States Court of Appeals for the Eighth Circuit and also filed a new complaint making similar allegations in Minnesota state court. On April 30, 2008, substantially identical claims were also filed in Minnesota state court by the Minnesota Insurance Guaranty Association and Minnesota Assigned Risk Plan. On September 11, 2008, the parties to both actions entered into a settlement, resulting in the dismissal of all claims against AIG. In exchange for the dismissal and a broad release of claims, the financial terms of the settlement provided for AIG's payment of $21,500 to plaintiffs and waiver of its right to collect $3,500 in payments due from the plaintiffs.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     A purported class action was filed in South Carolina federal court on January 25, 2008 against AIG and certain of its subsidiaries on behalf of a class of employers that obtained workers compensation insurance from AIG companies and allegedly paid inflated premiums as a result of AIG's alleged underreporting of workers compensation premiums. An amended complaint was filed on March 24, 2008, and AIG filed a motion to dismiss the amended complaint on April 21, 2008. On July 8, 2008, the court granted AIG's motion to dismiss all claims without prejudice and granted plaintiff leave to refile subject to certain conditions. Plaintiffs filed their second amended complaint on July 22, 2008. On March 27, 2009, the court granted AIG's motion to dismiss all claims in the second amended complaint related to pre-2001 policies and all claims against certain AIG subsidiaries, denied the motion to dismiss as to claims against AIG and the remaining subsidiaries, and granted AIG's motion to strike certain allegations from the complaint. Limited discovery is now proceeding on the remaining claims.

     In April 2007, the National Association of Insurance Commissioners (the
     NAIC) formed a Settlement Review Working Group, directed by the State of Indiana, to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In late 2007, the Settlement Review Working Group, under the direction of Indiana, Minnesota and Rhode Island, recommended that a multi-state targeted market conduct examination focusing on workers compensation insurance be commenced under the direction of the NAIC's Market Analysis Working Group. AIG was informed of the multi-state targeted market conduct examination in January 2008. The lead states in the multi-state examination are Delaware, Florida, Indiana, Massachusetts, Minnesota, New York, Pennsylvania and Rhode Island. All other states (and the District of Columbia) have agreed to participate in the multi-state examination. To date, the examination has focused on legacy issues related to AIG's writing and reporting of workers compensation insurance between 1985 and 1996. AIG has also been advised that the examination will focus on current compliance with legal requirements applicable to such business. Although AIG has been advised by counsel engaged by the lead states to assist in their investigation that to date no determinations have been made with respect to these issues, AIG cannot predict the outcome of the investigation and there can be no assurance that any regulatory action resulting from the investigation will not have a material adverse effect on the Company and its business.

     After the NYAG filed its complaint against insurance broker Marsh, policyholders brought multiple federal antitrust and Racketeer Influenced and Corrupt Organizations Act (RICO) class actions in jurisdictions across the nation against insurers and brokers, including AIG and a number of its subsidiaries, alleging that the insurers and brokers engaged in a broad conspiracy to allocate customers, steer business, and rig bids. These actions, including 24 complaints filed in different federal courts naming AIG or an AIG subsidiary as a defendant, were consolidated by the judicial panel on multi-district litigation and transferred to the United States District Court for the District of New Jersey for coordinated pretrial proceedings.

     The consolidated actions have proceeded in that court in two parallel actions, In re insurance Brokerage Antitrust Litigation (the Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust Litigation (the Employee Benefits Complaint, and, together with the Commercial Complaint, the multi-district litigation).

     The plaintiffs in the Commercial Complaint are a group of corporations, individuals and public entities that contracted with the broker defendants for the provision of insurance brokerage services for a variety of insurance needs. The broker defendants were alleged to have placed insurance coverage on the plaintiffs' behalf with a number of insurance companies named as defendants, including certain AIG subsidiaries, including American Home Assurance Company (American Home), AIU Insurance Company, National Union Fire Insurance Company

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     of Pittsburgh, Pa., American International Specialty Lines Insurance Company, Birmingham Fire Insurance Company of Pennsylvania (now known as AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, and The Insurance Company of the State of Pennsylvania. The Commercial Complaint also named various brokers and other insurers as defendants (three of which have since settled). The Commercial Complaint alleges that defendants engaged in a widespread conspiracy to allocate customers through "bid-rigging" and "steering" practices. The Commercial Complaint also alleges that the insurer defendants permitted brokers to place business with AIG subsidiaries through wholesale intermediaries affiliated with or owned by those same brokers rather than placing the business with AIG subsidiaries directly. Finally, the Commercial Complaint alleges that the insurer defendants entered into agreements with broker defendants that tied insurance placements to reinsurance placements in order to provide additional compensation to each broker. Plaintiffs assert that the defendants violated the Sherman Antitrust Act, RICO, the antirust laws of 48 states and the District of Columbia, and were liable under common law breach of fiduciary duty and unjust enrichment theories. Plaintiffs seek treble damages plus interest and attorneys' fees as a result of the alleged RICO and the Sherman Antitrust Act violations.

     The plaintiffs in the Employee Benefits Complaint are a group of individual employees and corporate and municipal employees alleging claims on behalf of two separate nationwide purported classes: an employee class and an employer class that acquired insurance products from the defendants from January 1, 1998 to December 31, 2004. The Employee Benefits Complaint names AIG, and certain of its subsidiaries, including American Home, as well as various other brokers and insurers, as defendants. The activities alleged in the Employee Benefits Complaint, with certain exceptions, tracked the allegations of contingent commissions, bid-rigging and tying made in the Commercial Complaint.

     The court in connection with the Commercial Complaint granted (without leave to amend) defendants' motions to dismiss the federal antitrust and RICO claims on August 31, 2007 and September 28, 2007, respectively. The court declined to exercise supplemental jurisdiction over the state law claims in the Commercial Complaint and therefore dismissed it in its entirety. On January 14, 2008, the court granted defendants' motion for summary judgment on the ERISA claims in the Employee Benefits Complaint and subsequently dismissed the remaining state law claims without prejudice, thereby dismissing the Employee Benefits Complaint in its entirety. On February 12, 2008 plaintiffs filed a notice of appeal to the United States Court of Appeals for the Third Circuit with respect to the dismissal of the Employee Benefits Complaint. Plaintiffs previously appealed the dismissal of the Commercial Complaint to the United States Court of Appeals for the Third Circuit on October 10, 2007. Both appeals are fully briefed and oral argument on both appeals took place on April 21, 2009.

     A number of complaints making allegations similar to those in the multi-district litigation have been filed against AIG and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multi-district litigation. These additional consolidated actions are still pending in the District of New Jersey, but are currently stayed pending a decision by the court on whether they will proceed during the appeal of the dismissal of the multi-district litigation. The AIG defendants have sought to have state court actions making similar allegations stayed pending resolution of the multi-district litigation. These efforts have generally been successful, although one case - now settled - in Florida state court and two cases currently pending in Texas and New Jersey state courts have proceeded. Discovery has recently commenced in the case pending in New Jersey state court. In the Texas case, at a hearing completed on April 3, 2009, the court sustained defendants' Special Exceptions, and

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     granted plaintiff 60 days to replead. AIG has also recently settled several of the various federal and state court actions alleging claims similar to those in the multi-district litigation.

     On August 24, 2007, the Ohio Attorney General filed a complaint in the Ohio Court of Common Pleas against AIG and a number of its subsidiaries, and several other broker and insurer defendants, asserting violation of Ohio's antitrust laws. The complaint, which is similar to the Commercial Complaint, alleges that AIG and the other broker and insurer defendants conspired to allocate customers, divide markets, and restrain competition in commercial lines of casualty insurance sold through the broker defendant. The complaint seeks treble damages on behalf of Ohio public purchasers of commercial casualty insurance, disgorgement on behalf of both public and private purchasers of commercial casualty insurance, as well as a $0.5 per day penalty for each day of conspiratorial conduct. AIG, along with other co-defendants, moved to dismiss the complaint on November 16, 2007. On June 30, 2008, the court denied defendants' motion to dismiss. On August 18, 2008, defendants filed their answers to the complaint. Discovery is ongoing.

     On December 4, 2006, AIG and certain subsidiaries, including the Company, settled numerous arbitrations and litigations between them and the agencies owned by C.V. Starr & Co., Inc. (C.V. Starr), including those relating to the termination of the managing general agency relationships between AIG's subsidiaries and the agencies owned by C.V. Starr, and the use of the "Starr" and "American International" trademarks. The financial terms of the confidential settlement will not have a material adverse effect on the Company's financial position.

     AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, was named as a defendant in a putative class action lawsuit in the 14th Judicial District Court for the State of Louisiana. Plaintiffs were medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint sought monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants were occupationally ill or injured workers whose employers were named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

     On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, AIGDC along with its co-defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC, along with the other defendants in the action, appealed the Court's class certification and jurisdictional ruling.

     On January 25, 2008, plaintiffs and AIGDC agreed to resolve this action on a classwide basis for $28,750. The court granted final approval of the settlement in May 2008 and most of the settlement funds have been distributed.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     The action has also been dismissed with prejudice.

     AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

     Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B.   Asbestos and Environmental Reserves
     -----------------------------------

     The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

     The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

     The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

     The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the year ended December 31, 2008, 2007 and 2006, gross and net of reinsurance credits, are as follows:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

                                                         Asbestos Losses                   Environmental Losses
---------------------------------------------------------------------------------------------------------------------
                                                   2008        2007         2006        2008       2007       2006
---------------------------------------------------------------------------------------------------------------------
Direct :
Loss and LAE reserves, beginning of year ....   $ 983,031   $1,098,137   $1,087,625   $137,135   $178,384   $288,676
   Incurred losses and LAE ..................      98,429       34,757      159,878    (13,665)      (468)   (75,819)
   Calendar year paid losses and LAE ........    (176,178)    (149,863)    (149,366)   (18,020)   (40,781)   (34,473)
Loss and LAE Reserves, end of year ..........   $ 905,282   $  983,031   $1,098,137   $105,450   $137,135   $178,384
=====================================================================================================================
Assumed:
Loss and LAE reserves, beginning of year ....   $  89,655   $   97,344   $   97,399   $  5,933   $  4,948   $  6,561
   Incurred losses and LAE ..................      12,578        5,160       14,332       (735)     1,386     (1,462)
   Calendar year paid losses and LAE ........     (15,858)     (12,849)     (14,387)      (121)      (401)      (151)
Loss and LAE reserves, end of year ..........   $  86,375   $   89,655   $   97,344   $  5,077   $  5,933   $  4,948
=====================================================================================================================
Net of reinsurance:
Loss and LAE reserves, beginning of year ....   $ 464,090   $  533,105   $  518,246   $ 71,628   $ 92,210   $134,977
   Incurred losses and LAE ..................      27,666       10,155       83,696         32      1,691    (22,324)
   Calendar year paid losses and LAE ........     (76,966)     (79,170)     (68,837)   (14,013)   (22,273)   (20,443)
Loss and LAE reserves, end of year ..........   $ 414,790   $  464,090   $  533,105   $ 57,647   $ 71,628   $ 92,210
=====================================================================================================================

     The amount of ending reserves for Bulk and IBNR included in the table above for Asbestos and Environmental losses is as follows:

                                                         Asbestos Losses                   Environmental Losses
---------------------------------------------------------------------------------------------------------------------
                                                   2008        2007         2006        2008       2007       2006
---------------------------------------------------------------------------------------------------------------------
Direct basis ................................   $ 524,100   $  619,127   $  736,453   $ 39,611   $ 56,093   $ 70,439
Assumed reinsurance basis ...................      37,560       44,945       61,885         96      1,191        614
Net of ceded reinsurance basis ..............     238,704      296,910      378,726     19,081     25,942     37,524

     The amount of ending reserves for loss adjustment expenses included in the table above for Asbestos and Environmental losses is as follows:

                                                         Asbestos Losses                   Environmental Losses
---------------------------------------------------------------------------------------------------------------------
                                                   2008        2007         2006        2008       2007       2006
---------------------------------------------------------------------------------------------------------------------
Direct basis ................................   $  58,233   $   68,792   $   81,828   $ 16,976   $ 24,040   $ 30,189
Assumed reinsurance basis ...................       7,124        6,570        6,876        109        351        263
Net of ceded reinsurance basis ..............      29,473       34,565       42,081      8,245     10,958     16,082

     Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2008 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

C.   Leases
     ------

     The Company is the lessee for office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through March 31, 2019. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. The total lease expense was $14,004, $44,783 and $38,451 in 2008, 2007 and 2006, respectively.

     At January 1, 2008, the minimum annual aggregate rental commitments are as follows:

            2009 .............................................  $11,817
            2010 .............................................   11,800
            2011 .............................................    9,798
            2012 .............................................    9,410
            2013 .............................................    3,475
            Thereafter .......................................   16,643
            -----------------------------------------------------------
               Total minimum lease payments ..................  $62,943
            ===========================================================

     Certain rental commitments have renewal options extending through the year 2031. Some of these renewals are subject to adjustments in future periods.

D.   Other Contingencies
     -------------------

     In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

     As of December 31, 2008, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

     In connection therewith, as of December 31, 2008, the Company's loss reserves eliminated by annuities mostly from affiliates amounted to $850,462, and included unrecorded loss contingencies of $826,104.

     As part of its private equity portfolio investment, as of December 31, 2008 the Company may be called upon for an additional capital investment of up to $655,363. The Company expects only a small portion of this portfolio will be called during 2009.

     As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 13 - OTHER SIGNIFICANT MATTERS
-----------------------------------

The Company underwrites a significant concentration of its direct business with brokers.

The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2008, 2007 and 2006, policyholder dividends amounted to $341, $123 and $1,344, respectively, and were reported as Other Income in the accompanying statements of income.

As of December 31, 2008 and 2007, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

      --------------------------------------------------------------------
      Other admitted assets                              2008       2007
      --------------------------------------------------------------------
      Guaranty funds receivable or on deposit ......  $  18,082  $  18,468
      Loss funds on deposit ........................     65,014    103,439
      Outstanding loss drafts - suspense accounts ..    314,798    430,304
      Other ........................................     56,052     25,777
      Allowance for doubtful accounts ..............   (369,538)  (395,847)
      --------------------------------------------------------------------
         Total other admitted assets ...............  $  84,408  $ 182,141
      ====================================================================

Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2008 and 2007, the Company's liability for insolvency assessments amounted to $51,459 and $39,027, respectively, with related assets for premium tax credits of $18,082 and $18,468, respectively. Of the amount accrued, the Company expects to pay approximately $33,377 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $11,265 of premium tax offset credits and the associated liability in years two through five. The remaining $6,817 will be realized between years five and ten.

The Company routinely assesses the collectability of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2008 and 2007, the Company had established an allowance for doubtful accounts of $369,538 and $395,847, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

During 2008, 2007 and 2006, the Company recorded $48,507, $89,886 and $49,762, respectively, for allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying Statements of Income.

As of December 31, 2008 and 2007, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
Other liabilities                                                   2008      2007
------------------------------------------------------------------------------------
Service carrier liabilty .......................................  $  2,875  $  9,195
Retroactive reinsurance payable ................................     6,873    16,299
Remmittances and items not allocated ...........................    30,146    39,116
Policyholder funds on deposit ..................................    12,596    11,341
Payable for securities .........................................        --     3,331
Loss clearing ..................................................     7,597    15,325
Liability for pension and severance pay ........................    12,832     6,018
Dividends to policyholders .....................................       233        --
Deferred commission earnings ...................................    11,052    11,890
Amounts withheld or retained by company for account of others ..     5,709    13,840
Advance premiums ...............................................    13,614        --
Accrued retrospective premiums .................................    56,408    41,587
Accounts payable ...............................................    24,655    24,852
Other liabilites ...............................................    55,528   153,990
------------------------------------------------------------------------------------
Total other liabilties .........................................  $240,118  $346,784
====================================================================================

EVENTS OCCURRING AT THE AIG LEVEL
---------------------------------

In September 2008, the Company's ultimate parent company, American International Group, Inc. (AIG), experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately 79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. Although the Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations, its immediate parent company, AIG Commercial Insurance Group, Inc., has guaranteed the credit facility obligations (but has not pledged its ownership interest in the Company).

On November 25, 2008, AIG entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant").

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.

During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into agreements with the NY Fed in connection with the special purpose financing vehicles known as Maiden Lane II LLC and Maiden Lane III LLC. The Company was not a party to these agreements and these transactions did not affect the Company's financial condition, results of operations or cash flows.

On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses.

NOTE 14 - SUBSEQUENT EVENTS
---------------------------

In February 2009, the Company entered into a Capital Maintenance Agreement (CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200% of the Company's Authorized Control Level RBC, as shown in the Company's 2008 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary. Effective upon the date of filing of the Company's 2008 Annual Statement with its domiciliary regulator, this current CMA supersedes and replaces a similar agreement that related to the Company's December 31, 2007 surplus position.

Subsequent to December 31, 2008 and in relation to the transaction described in
Note 5(E), the Company's immediate parent contributed $691,000 in cash to the Company's surplus. With the approval of the Insurance Department of the State of New York, this contribution has been reflected as Type 1 subsequent event in these financial statements.

Subsequent to filing its December 31, 2008 Annual Statement, management discovered that its accounting in the Annual Statement for the dissolution of the Company's Canadian branch included a receivable for $691 million that had been misclassified. This amount should have been recorded as a capital contribution from its parent. Cash settlement of the balance occurred prior to filing of the Company's revised Annual Statement. With the Department's approval, the Company has reported this activity as of December 31, 2008 as a Type 1 subsequent event and reflected this amount as an increase to cash and paid-in capital.

On March 2, 2009, AIG and the NY Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles (SPVs), in settlement of a

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an AIG operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility.

AIG and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility reduction will be based on the proceeds received. The SPVs are expected to be consolidated by AIG. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date.

On April 16, 2009, AIG announced an agreement to sell 21st Century Insurance Group, AIG's U.S. personal auto insurance business, to Farmers Group, Inc., a subsidiary of Zurich Financial Services Group. The transaction, which will include the sale of AHAC's equity interests in 21st Century Insurance Group and AIG Hawaii Insurance Company, Inc., is subject to satisfaction of certain closing conditions, including applicable regulatory approvals. The carrying value of these companies amounted to $181,972.

On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

On April 17, 2009, AIG and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock, par value $2.50 per share. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) The AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

On April 21, 2009, AIG announced its intent to enter into a transaction pursuant to which AIG will contribute AIU Holdings, LLC and AIU Holdings, Inc., the parent company of AHAC, to a newly-formed special purpose vehicle

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

(SPV). AIG will receive preferred and common interests in the SPV in exchange for the contributions. AIG also announced its intent to acquire from AHAC its equity interests in Transatlantic Holdings, Inc. These transactions are intended to further separate AIG's property casualty operations from AIG and are being taken in preparation for the potential sale of a minority stake in the business.

In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue as a going concern. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the U.S. Department of the Treasury, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations for at least the next twelve months. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due. If AIG is unable to meet its obligations as they come due, it is not expected to have a significant impact on the Company's ability to continue as a going concern.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements of Variable Separate Account are included herein to this Registration Statement:
     -   Report of Independent Registered Public Accounting Firm

     -   Statement of Assets and Liabilities as of December 31, 2008


     -   Schedule of Portfolio Investments as of December 31, 2008


     - Statement of Operations for the year ended December 31, 2008, except as indicated


     - Statement of Changes in Net Assets for the years ended December 31, 2008 and 2007, except as indicated

     -   Notes to Financial Statements

The following consolidated financial statements of AIG SunAmerica Life Assurance Company are included herein:
     -   Report of Independent Registered Public Accounting Firm

     -   Consolidated Balance Sheet as of December 31, 2008 and 2007


     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2008, 2007 and 2006


     - Consolidated Statement of Cash Flows for the years ended December 31, 2008, 2007 and 2006

     -   Notes to Consolidated Financial Statements

The following statutory financial statements of American Home Assurance Company are included herein:
     -   Report of Independent Auditors

     - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2008 and 2007


     - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2008, 2007 and 2006


     - Statements of Cash Flow for the years ended December 31, 2008, 2007 and 2006

     -   Notes to Statutory Basis Financial Statements

(b) Exhibits


(1)   Resolutions Establishing Separate Account....................................    1
(2)   Custody Agreements...........................................................    Not Applicable
(3)   (a)  Form of Distribution Contract...........................................    1
      (b)  Form of Selling Agreement...............................................    1
(4)   Variable Annuity Contract....................................................    1
(5)   Application for Contract.....................................................    1
(6)   Corporate Documents of Depositor
      (a)  Amendment to Articles of Incorporation Dated September 30, 2002.........    4
      (b)  Amended and Restated Articles of Incorporation Dated December 19, 2001..    2
      (c)  Amended and Restated By-Laws............................................    2
(7)   Reinsurance Contract.........................................................    Not Applicable
(8)   Material Contracts
      (a)  American Funds Insurance Series Form of Fund Participation Agreement....    3
(9)   (a)  Opinion of Counsel and Consent of Depositor.............................    1
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to
           American Home Assurance Company.........................................    6
(10)  Consent of Independent Registered Public Accounting Firm.....................    Filed Herewith
(11)  Financial Statements Omitted from Item 23....................................    Not Applicable
(12)  Initial Capitalization Agreement.............................................    Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly Controlled By
           or Under Common Control with AIG SunAmerica Life Assurance Company, the
           Depositor of Registrant.................................................    9
      (b)  Power of Attorney
           (1)  AIG SunAmerica Life Assurance Company Directors....................    9
           (2)  American Home Assurance Company Directors..........................    8
      (c)  Support Agreement of American International Group, Inc..................    5
      (d)  General Guarantee Agreement by American Home Assurance Company..........    5
      (e)  Notice of Termination of Guarantee as Published in the Wall Street
           Journal on November 24, 2006............................................    7

--------

1 Incorporated by reference to Amendment No. 27 and Amendment No. 20, File Nos.
  002-86837 and 811-03859, filed on January 29, 1998, Accession No. 0000950148-
  98-000127.

2 Incorporated by reference to Post-Effective Amendment No. 34 and Amendment No.
  27, File Nos. 002-86837 and 811-03859, filed on April 24, 2002, Accession No. 0000950148-02-001085.

3 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

4 Incorporated by reference to Post-Effective Amendment No. 35 and Amendment No.
  28, File Nos. 002-86837 and 811-03859, filed on April 16, 2003, Accession No. 0000950148-03-000914.

5 Incorporated by reference to Post-Effective Amendment No. 39 and Amendment No.
  32, File Nos. 002-86837 and 811-03859, filed on August 12, 2005, Accession No. 0000950129-05-008152.

6 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No.
  22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005, Accession No. 0000950134-05-019473.

7 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No.
  17, File Nos. 333-66106 and 811-07727, filed on December 12, 2006, Accession No. 0000950124-06-007496.


8 Incorporated by reference to Post-Effective Amendment No. 38 and Amendment No.
  45, File Nos. 002-86837 and 811-03859, filed on April 30, 2008, Accession No. 0000950148-08-000125.



9 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                             POSITION
----                             --------
Jay S. Wintrob                   Director, Chief Executive Officer
Jana W. Greer(1)                 Director and President
Michael J. Akers(2)              Director and Senior Vice President
N. Scott Gillis(1)               Director, Senior Vice President and Chief
                                 Financial Officer
Christopher J. Swift(3)          Director
Edwin R. Raquel(1)               Senior Vice President and Chief Actuary
Christine A. Nixon               Senior Vice President and Secretary
Stewart R. Polakov(1)            Senior Vice President and Controller
Mallary L. Reznik                Senior Vice President and General Counsel
Timothy W. Still(1)              Senior Vice President
Gavin D. Friedman                Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)      Vice President
Rodney A. Haviland(1)            Vice President
Stephen J. Stone(1)              Vice President
Monica F. Suryapranata(1)        Vice President and Variable Annuity Product
                                 Controller
Edward T. Texeria(1)             Vice President
Virginia N. Puzon                Assistant Secretary



--------

  (1)  21650 Oxnard Street, Woodland Hills, CA 91367

  (2)  2929 Allen Parkway, Houston, TX 77019

  (3)  70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of AIG SunAmerica Life Assurance Company ("Depositor"). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-09-003734 filed March 2, 2009.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 1, 2009, the number of American Pathway II contracts funded by Variable Separate Account was 12,357 of which 6,179 were qualified contracts and 6,178 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.


Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.


Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER


(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:


    AIG SunAmerica Life Assurance Company -- Variable Separate Account
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
William J. Kuzmich(1)       Director
Frank Curran                Controller
Joseph D. Neary             Chief Compliance Officer
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Virginia N. Puzon(2)        Assistant Secretary


--------


  * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.


  (1)  Principal business address is 21650 Oxnard Street, Woodland Hills, CA
       91367.

  (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.


(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-----------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor Regarding Guarantor
-------------------------------------------------

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Los Angeles, and State of California, on this 30th day of April, 2009.


                                        VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                        By: AIG SUNAMERICA LIFE ASSURANCE
                                            COMPANY

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                            JAY S. WINTROB, CHIEF EXECUTIVE
                                                           OFFICER

                                        By: AIG SUNAMERICA LIFE ASSURANCE
                                            COMPANY
                                            (Depositor)

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                            JAY S. WINTROB, CHIEF EXECUTIVE
                                                           OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

*JAY S. WINTROB                   Chief Executive Officer & Director      April 30, 2009
-----------------------------       (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                  Senior Vice President & Director       April 30, 2009
-----------------------------
MICHAEL J. AKERS


*N. SCOTT GILLIS                        Senior Vice President,            April 30, 2009
-----------------------------     Chief Financial Officer & Director
N. SCOTT GILLIS                     (Principal Financial Officer)


*JANA W. GREER                           President & Director             April 30, 2009
-----------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                          Director                   April 30, 2009
-----------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV               Senior Vice President & Controller      April 30, 2009
-----------------------------       (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                          Attorney-in-Fact               April 30, 2009
-----------------------------
*MANDA GHAFERI

American Home Assurance Company has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and State of New York, on the 30th day of April, 2009.


                                        By: AMERICAN HOME ASSURANCE COMPANY

                                        By:       /s/ ROBERT S. SCHIMEK
                                            ------------------------------------
                                            ROBERT S. SCHIMEK
                                            CHIEF FINANCIAL OFFICER, SENIOR VICE
                                            PRESIDENT AND TREASURER

This Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

KRISTIAN PHILIP MOOR*                   Director and Chairman             April 30, 2009
-----------------------------
KRISTIAN PHILIP MOOR


JOHN QUINLAN DOYLE*                    Director, President and            April 30, 2009
-----------------------------          Chief Executive Officer
JOHN QUINLAN DOYLE


ROBERT S. SCHIMEK*                Director, Chief Financial Officer,      April 30, 2009
-----------------------------    Senior Vice President and Treasurer
ROBERT S. SCHIMEK


MERTON BERNARD AIDINOFF*                       Director                   April 30, 2009
-----------------------------
MERTON BERNARD AIDINOFF


DAVID NEIL FIELDS*                             Director                   April 30, 2009
-----------------------------
DAVID NEIL FIELDS


KENNETH VINCENT HARKINS*                       Director                   April 30, 2009
-----------------------------
KENNETH VINCENT HARKINS


DAVID LAWRENCE HERZOG*                         Director                   April 30, 2009
-----------------------------
DAVID LAWRENCE HERZOG


                                               Director                             , 2009
-----------------------------
LOUIS PHILIP IGLESIAS


ROBERT EDWARD LEWIS*                           Director                   April 30, 2009
-----------------------------
ROBERT EDWARD LEWIS


                                               Director                             , 2009
-----------------------------
MONIKA MARIA MACHON


                                               Director                            , 2009
-----------------------------
CHRISTOPHER LOUIS SPARRO


NICHOLAS SHAW TYLER*                           Director                   April 30, 2009
-----------------------------
NICHOLAS SHAW TYLER


NICHOLAS CHARLES WALSH*                        Director                   April 30, 2009
-----------------------------
NICHOLAS CHARLES WALSH


MARK TIMOTHY WILLIS*                           Director                   April 30, 2009
-----------------------------
MARK TIMOTHY WILLIS


By:  /s/ ROBERT S. SCHIMEK                 Attorney-in-Fact               April 30, 2009
     ------------------------
     *ROBERT S. SCHIMEK

                                  EXHIBIT INDEX


EXHIBIT NO.                                     DESCRIPTION
-----------                                     -----------
10            Consent of Independent Registered Public Accounting Firm